SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.3%

Communication Services — 8.4%
Alphabet Inc, Cl A	60,981	$20,694
Alphabet Inc, Cl C	24,080	8,077
AppLovin Corp, Cl A *	2,857	892
AT&T Inc	131,136	3,395
Bandwidth Inc, Cl A *	1,706	83
BCE Inc	33,449	789
Comcast Corp, Cl A	82,519	2,197
Fox Corp	17,900	1,206
Grindr Inc *	3,048	47
IAC Inc *	1,753	67
Liberty Global Ltd, Cl A *	23,415	252
Liberty Global Ltd, Cl C *	11,957	125
Magnite Inc *	8,138	191
Meta Platforms Inc, Cl A	10,697	6,122
Netflix Inc *	9,122	739
New York Times Co/The, Cl A	1,263	85
Omnicom Group Inc	10,869	951
Pinterest Inc, Cl A *	11,038	240
ROBLOX Corp, Cl A *	2,219	92
Roku Inc, Cl A *	4,112	645
Sirius XM Holdings Inc	16,700	470
Space Exploration Technologies, Cl A *	8,985	1,291
Spotify Technology SA *	1,491	810
Stagwell Inc, Cl A *	4,226	37
Stubhub Holdings, Cl A *	5,576	36
T-Mobile US Inc	1,115	201
Trade Desk Inc/The, Cl A *	20,940	287
Verizon Communications Inc	54,380	2,720
Walt Disney Co/The	17,700	1,904
		54,645
Consumer Discretionary — 9.7%
ADT Inc	105,700	781
Airbnb Inc, Cl A *	9,600	1,759
Amazon.com Inc *	60,998	15,846
Amer Sports Inc *	8,948	273
Autoliv Inc	5,100	618
AutoNation Inc *	1,500	302
AutoZone Inc *	1,371	4,101
Best Buy Co Inc	6,500	521
Booking Holdings Inc	10,990	2,188
BorgWarner Inc	15,100	969
Carter's Inc	9,900	321
DoorDash Inc, Cl A *	1,434	332
eBay Inc	32,842	3,401
Expedia Group Inc	5,108	1,620
Ford Motor Co	130,150	1,814
Garmin Ltd	1,528	434
General Motors Co	17,283	1,492
Genuine Parts Co	11,185	1,518
Harley-Davidson Inc	8,058	222
Hilton Worldwide Holdings Inc	8,535	2,699

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lear Corp	4,700	$588
Lindblad Expeditions Holdings Inc *	9,872	262
Lowe's Cos Inc	15,524	3,178
Macy's Inc	36,200	795
Marriott International Inc/MD, Cl A	6,721	2,297
Mattel Inc *	33,400	499
MercadoLibre Inc *	231	447
Navan Inc, Cl A *	8,967	261
Newell Brands Inc	50,432	315
Pattern Group, Cl A *	13,863	287
PulteGroup Inc	9,900	1,251
Restaurant Brands International Inc	10,556	822
Ross Stores Inc	16,660	3,808
Sea Ltd ADR *	7,210	818
SharkNinja Inc *	1,919	369
Tesla Inc *	4,482	1,649
TJX Cos Inc/The	27,670	3,705
		62,562
Consumer Staples — 5.3%
Albertsons Cos Inc, Cl A	49,700	614
Altria Group Inc	43,970	3,011
Archer-Daniels-Midland Co	6,400	520
Campbell's	21,100	500
Casey's General Stores Inc	3,298	2,481
Coca-Cola Co/The	16,329	1,448
Colgate-Palmolive Co	36,014	3,235
Conagra Brands Inc	19,200	308
Costco Wholesale Corp	1,916	1,808
Diageo PLC ADR	4,953	455
Dollar General Corp	2,100	266
Estee Lauder Cos Inc/The, Cl A	2,668	273
General Mills Inc	12,300	507
Herbalife Ltd *	15,000	165
Kraft Heinz Co/The	36,500	937
Kroger Co/The	23,800	1,369
Maplebear Inc *	27,877	1,408
Molson Coors Beverage Co, Cl B	22,000	875
PepsiCo Inc	24,019	3,371
Performance Food Group Co *	5,247	520
Philip Morris International Inc	25,130	4,707
Procter & Gamble Co/The	5,033	730
Seaboard Corp	6	23
Smithfield Foods Inc	24,500	537
Spectrum Brands Holdings Inc	3,395	293
Sysco Corp	2,659	216
Target Corp	13,762	2,214
Unilever ADR	22,542	1,462
		34,253
Energy — 4.1%
APA Corp	18,600	802
Calumet Inc *	13,274	660
Cheniere Energy Inc	5,716	1,667

SEI Institutional Investments Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chevron Corp	14,566	$3,003
ConocoPhillips	11,324	1,500
Delek US Holdings Inc	6,975	518
DHT Holdings Inc	19,418	381
Diamondback Energy Inc	9,486	1,902
EOG Resources Inc	4,000	580
ExxonMobil Holdings	20,684	3,329
Halliburton Co	24,000	884
HF Sinclair Corp	17,638	1,792
Marathon Petroleum Corp	7,738	2,889
PBF Energy Inc, Cl A	6,893	503
Phillips 66	8,158	2,012
Scorpio Tankers Inc	8,600	678
Teekay Tankers Ltd, Cl A	2,528	227
Valero Energy Corp	8,617	3,093
		26,420
Financials — 15.5%
Aflac Inc	742	86
Allstate Corp/The	3,200	825
Ally Financial Inc	12,000	506
American International Group Inc	20,443	1,561
Ameriprise Financial Inc	900	498
Annaly Capital Management Inc ‡	19,900	456
Aon PLC, Cl A	1,434	461
Ares Management Corp, Cl A	20,001	2,864
Bank of America Corp	88,771	5,498
Bank of New York Mellon Corp/The	6,363	1,026
Bank of NT Butterfield & Son Ltd/The	6,265	369
Berkshire Hathaway Inc, Cl B *	926	467
Block Inc, Cl A *	1,314	108
Charles Schwab Corp/The	2,809	308
Chime Financial, Cl A *	8,688	288
Chubb Ltd	5,602	1,897
Citigroup Inc	43,078	5,670
Citizens Financial Group Inc	19,600	1,350
CME Group Inc, Cl A	14,797	4,225
CNO Financial Group Inc	3,373	185
Cohen & Steers Inc	1,796	145
Columbia Financial Inc	17,008	198
Corebridge Financial Inc	31,700	1,031
Corpay Inc *	368	149
Everest Group Ltd	2,000	749
Figure Technology Solutions Inc, Cl A *	16,943	622
First Horizon Corp	33,700	820
Genworth Financial Inc, Cl A *	60,934	606
Goldman Sachs Group Inc/The	2,296	2,355
Hartford Insurance Group	10,600	1,456
JPMorgan Chase & Co	27,928	9,943
Lincoln National Corp	8,300	353
M&T Bank Corp	2,100	491
Marex Group Ltd	1,739	126
Mastercard Inc, Cl A	13,093	7,716
MetLife Inc	5,100	485
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MGIC Investment Corp	34,000	$1,042
Moody's Corp	13,051	6,586
Morgan Stanley	39,734	8,476
Morningstar Inc	3,000	657
MSCI Inc, Cl A	4,687	2,675
Neptune Insurance Holdings, Cl A *	2,459	82
NU Holdings Ltd/Cayman Islands, Cl A *	28,167	410
Paymentus Holdings Inc, Cl A *	6,186	220
PayPal Holdings Inc	18,800	990
Pelagos Insurance Capital Ltd	16,800	410
PNC Financial Services Group Inc/The	4,842	1,160
Porch Group Inc *	4,047	69
Radian Group Inc	18,600	667
Regions Financial Corp	33,700	1,007
Remitly Global Inc *	17,211	460
Robinhood Markets Inc, Cl A *	7,213	756
Rocket Cos Inc, Cl A *	14,797	198
State Street Corp	12,649	2,421
Toast Inc, Cl A *	3,529	120
Travelers Cos Inc/The	6,078	2,224
Truist Financial Corp	35,331	1,752
Unum Group	14,500	1,352
US Bancorp	24,956	1,537
Visa Inc, Cl A	14,501	5,501
Wells Fargo & Co	25,400	2,194
Western Union Co/The	49,400	354
Zions Bancorp NA	11,100	740
		99,953
Health Care — 11.1%
AbbVie Inc	5,715	1,466
Abivax SA ADR *	4,558	509
Amgen Inc	3,213	1,381
Arrowhead Pharmaceuticals Inc *	5,332	439
Avantor Inc *	13,202	192
Aveanna Healthcare Holdings Inc *	13,248	178
Baxter International Inc	1,948	51
Becton Dickinson & Co	4,003	753
Biogen Inc *	2,455	532
Bristol-Myers Squibb Co	51,989	3,473
CareDx Inc *	3,582	180
Cencora Inc	7,349	2,378
Centene Corp *	6,135	395
Cigna Group/The	5,072	1,400
Concentra Group Holdings Parent Inc	21,690	732
Corcept Therapeutics Inc *	1,370	155
CorVel Corp *	1,544	106
CVS Health Corp	18,754	1,761
Dianthus Therapeutics Inc *	2,475	261
Doximity Inc, Cl A *	5,465	146
Elevance Health Inc	2,705	1,062
Eli Lilly & Co	5,143	5,949
Encompass Health Corp	17,840	2,145
Envista Holdings Corp *	4,799	130

2	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Establishment Labs Holdings *	865	$60
Exelixis Inc *	20,200	1,104
GE HealthCare Technologies Inc	8,900	634
Gilead Sciences Inc	14,202	2,078
Glaukos Corp *	198	36
HCA Healthcare Inc	3,400	1,409
HeartFlow Inc *	993	50
Humana Inc	1,263	484
Incyte Corp *	11,500	1,417
Indivior Pharmaceuticals Inc *	3,751	131
IQVIA Holdings Inc *	1,256	328
Jazz Pharmaceuticals PLC *	5,700	1,429
Johnson & Johnson	30,341	8,066
LifeStance Health Group Inc *	15,557	192
Medtronic PLC	26,380	2,391
Merck & Co Inc	40,509	5,986
Mettler-Toledo International Inc *	2,004	2,816
Molina Healthcare Inc *	911	181
Natera Inc *	3,049	982
Novartis AG ADR	9,929	1,510
Pfizer Inc	113,238	3,223
Privia Health Group Inc *	16,708	342
QIAGEN NV	1,655	72
Regeneron Pharmaceuticals Inc	900	719
Sotera Health Co *	8,501	161
STERIS PLC	8,920	2,075
Tenet Healthcare Corp *	846	225
Thermo Fisher Scientific Inc	1,428	881
UnitedHealth Group Inc	14,271	5,557
Universal Health Services Inc, Cl B	2,900	494
Veeva Systems Inc, Cl A *	1,155	330
Viatris Inc	29,600	489
Waters Corp *	290	120
		71,746
Industrials — 8.7%
3M Co	1,647	283
AAON Inc	421	32
AGCO Corp	4,800	568
Allison Transmission Holdings Inc	8,300	1,043
American Airlines Group Inc *	24,500	329
AMETEK Inc	545	128
Automatic Data Processing Inc	1,368	391
Brady Corp, Cl A	3,070	278
Carrier Global Corp	34,766	2,024
Caterpillar Inc	643	513
Cintas Corp	11,590	2,339
CNH Industrial NV	30,300	358
Copart Inc *	58,049	1,915
CoreCivic Inc *‡	1,213	40
Delta Air Lines Inc	13,100	1,022
Eaton Corp PLC	182	73
Fastenal Co	8,997	444
FedEx Corp	1,300	426
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fedex Freight Holding *	650	$87
First Advantage Corp *	9,307	196
Forgent Power Solutions Inc, Cl A *	18,274	558
GE Vernova Inc	787	707
General Dynamics Corp	7,342	2,726
General Electric Co	3,912	1,313
Genpact Ltd	11,300	429
GFL Environmental Inc	5,068	214
Graco Inc	21,640	1,676
HEICO Corp, Cl A	3,633	887
Howmet Aerospace Inc	4,076	998
IDEX Corp	1,780	407
IES Holdings Inc *	78	24
Illinois Tool Works Inc	1,916	528
Insperity Inc	3,075	164
Johnson Controls International PLC	18,578	2,568
Kennametal Inc	1,449	43
Korn Ferry	10,114	865
L3Harris Technologies Inc	1,151	306
Lockheed Martin Corp	714	401
ManpowerGroup Inc	16,493	1,038
MSC Industrial Direct Co Inc, Cl A	10,645	1,266
Navios Maritime Partners	3,870	342
Oshkosh Corp	6,200	956
Otis Worldwide Corp	22,320	1,588
Owens Corning	6,600	912
Paycom Software Inc	766	183
Paylocity Holding Corp *	3,331	534
Pitney Bowes Inc	5,088	87
Powell Industries Inc	127	23
Preformed Line Products Co	217	87
QXO Inc *	81,277	1,079
RBC Bearings Inc *	1,135	561
RTX Corp	13,114	2,724
Science Applications International Corp	5,200	667
Siemens AG ADR	14,106	2,333
Solv Energy, Cl A *	21,929	560
Textron Inc	12,800	1,031
Trane Technologies PLC	969	431
TransDigm Group Inc	48	56
TriNet Group Inc	6,492	456
Uber Technologies Inc *	4,593	347
United Airlines Holdings Inc *	10,800	1,166
United Parcel Service Inc, Cl B	15,158	1,580
Upwork Inc *	34,400	311
Vertiv Holdings Co, Cl A	9,548	2,470
Vestis Corp *	1,922	24
VSE Corp	1,073	224
Waste Connections Inc	15,924	2,633
Westinghouse Air Brake Technologies Corp	7,884	2,254
WW Grainger Inc	756	990
Xometry Inc, Cl A *	989	92
		56,308

SEI Institutional Investments Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 28.6%
A10 Networks Inc	940	$24
Adobe Inc *	5,100	1,493
Advanced Energy Industries Inc	335	93
Advanced Micro Devices Inc *	5,941	2,797
Akamai Technologies Inc *	218	24
Amdocs Ltd	13,190	832
Amphenol Corp, Cl A	19,223	3,048
Analog Devices Inc	13,996	5,069
Apple Inc	63,108	19,996
Applied Materials Inc	3,456	1,584
Arista Networks Inc *	2,157	422
Arrow Electronics Inc *	8,193	1,675
Astera Labs Inc *	2,615	777
Avnet Inc	2,917	261
Broadcom Inc	34,553	12,796
CDW Corp/DE	4,100	621
Cisco Systems Inc	48,669	5,377
Cloudflare Inc, Cl A *	1,944	593
Crowdstrike Holdings Inc, Cl A *	5,052	1,167
Datadog Inc, Cl A *	1,224	290
Dell Technologies Inc, Cl C	5,494	2,505
Dropbox Inc, Cl A *	34,000	1,196
Entegris Inc	520	70
Everpure Inc, Cl A *	2,036	189
F5 Inc *	1,661	676
Fastly Inc, Cl A *	961	22
Figma, Cl A *	2,593	71
Fortinet Inc *	4,379	749
Gen Digital Inc	25,100	778
GlobalFoundries Inc	1,728	77
Hewlett Packard Enterprise Co	46,600	2,434
HP Inc	36,942	1,109
HubSpot Inc *	554	145
Ichor Holdings Ltd *	1,093	59
Ingram Micro Holding Corp	12,156	342
Intel Corp *	11,527	1,032
Intuit Inc	73	26
IREN *	14,569	541
Keysight Technologies Inc *	1,395	450
KLA Corp	26,540	4,656
Lam Research Corp	13,271	4,001
Lumentum Holdings Inc *	1,077	985
Marvell Technology Inc	1,160	246
Microchip Technology Inc	2,079	153
Micron Technology Inc	3,649	3,498
Microsoft Corp	63,360	32,142
MongoDB Inc, Cl A *	1,246	565
Monolithic Power Systems Inc	2,199	2,788
Motorola Solutions Inc	5,308	2,576
Nebius Group NV, Cl A *	10,182	2,101
NetApp Inc	2,012	373
Netskope, Cl A *	2,587	40
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Nutanix Inc, Cl A *	6,206	$426
NVIDIA Corp	129,361	28,560
NXP Semiconductors NV	339	76
Okta Inc, Cl A *	3,203	554
Oracle Corp	24,393	3,638
Palantir Technologies Inc, Cl A *	6,697	1,248
Palo Alto Networks Inc *	3,853	1,472
PC Connection Inc	2,986	239
QUALCOMM Inc	17,937	3,058
Rubrik Inc, Cl A *	3,831	356
salesforce.com	7,460	1,921
Samsara Inc, Cl A *	1,841	75
SanDisk Corp *	173	271
Seagate Technology Holdings PLC	461	382
SentinelOne Inc, Cl A *	32,476	718
ServiceNow Inc *	3,607	534
Shopify Inc, Cl A *	2,068	305
Snowflake Inc, Cl A *	4,568	1,514
Super Micro Computer Inc *	9,311	347
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,494	6,020
TD SYNNEX Corp	6,951	1,758
Teradyne Inc	312	109
Texas Instruments Inc	2,978	777
Twilio Inc, Cl A *	3,612	851
Unity Software Inc *	3,777	159
Varonis Systems Inc, Cl B *	2,657	116
VeriSign Inc	442	127
Vertex Inc, Cl A *	27,051	383
Western Digital Corp	6,210	2,798
Zebra Technologies Corp, Cl A *	2,000	707
Zoom Communications Inc, Cl A *	437	42
Zscaler Inc *	254	48
		185,123
Materials — 3.2%
AptarGroup Inc	5,479	721
Ardagh Metal Packaging SA	75,417	383
Balchem Corp	1,235	217
Ball Corp	8,700	548
CF Industries Holdings Inc	5,490	714
Crown Holdings Inc	7,350	855
Eastman Chemical Co	9,200	666
Ecolab Inc	7,161	2,028
FMC Corp	3,252	38
Freeport-McMoRan Inc, Cl B	5,309	402
Graphic Packaging Holding Co	3,522	39
Greif Inc, Cl A	12,618	1,044
Kaiser Aluminum Corp	156	25
Linde PLC	6,628	3,245
NewMarket Corp	700	628
Newmont Corp	13,600	1,714
Nucor Corp	2,838	709
O-I Glass Inc *	29,800	217

4	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Quaker Chemical Corp	407	$68
Reliance Inc	6,402	2,459
Rio Tinto PLC ADR	6,727	690
Royal Gold Inc	728	190
Sherwin-Williams Co/The	8,418	2,852
Steel Dynamics Inc	1,400	326
Sylvamo Corp	5,900	212
		20,990
Real Estate — 1.3%
Brixmor Property Group Inc ‡	13,000	376
CoStar Group Inc *	16,416	527
Crown Castle Inc ‡	8,299	632
DiamondRock Hospitality Co ‡	28,320	349
Equinix Inc ‡	286	299
Healthpeak Properties Inc ‡	59,193	1,232
Host Hotels & Resorts Inc ‡	104,348	2,288
Invitation Homes Inc ‡	4,959	145
Iron Mountain Inc ‡	3,277	378
Lamar Advertising Co, Cl A ‡	2,608	389
Outfront Media Inc ‡	5,722	168
VICI Properties Inc, Cl A ‡	48,789	1,251
Welltower Inc ‡	1,627	384
		8,418
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 1.4%
American States Water Co	6,845	$611
Brookfield Infrastructure Partners LP	12,385	468
Duke Energy Corp	14,283	1,713
Eversource Energy	12,400	870
NextEra Energy Inc	21,934	1,806
NRG Energy Inc	11,998	1,321
PPL Corp	18,483	631
Talen Energy Corp *	3,901	1,154
UGI Corp	14,800	569
		9,143

Total Common Stock
(Cost $394,224) ($ Thousands)		629,561

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**	15,230,315	15,230
Total Cash Equivalent
(Cost $15,230) ($ Thousands)		15,230
Total Investments in Securities — 99.7%
(Cost $409,454) ($ Thousands)		$644,791

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	16	Sep-2026	$6,200	$6,159	$(41)

Percentages are based on Net Assets of $646,574 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$12,671	$46,196	$(43,637)	$—	$—	$15,230	$142	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.4%

Communication Services — 7.2%
Alphabet Inc, Cl A	98,850	$33,545
Alphabet Inc, Cl C	27,878	9,351
AT&T Inc	175,430	4,542
Charter Communications Inc, Cl A *	12,549	1,913
Comcast Corp, Cl A	162,159	4,317
Lumen Technologies Inc *	60,048	375
Match Group Inc	5,991	243
Meta Platforms Inc, Cl A	37,384	21,396
Netflix Inc *	39,576	3,208
New York Times Co/The, Cl A	3,204	215
Pinterest Inc, Cl A *	108,819	2,362
Reddit Inc, Cl A *	1,040	154
ROBLOX Corp, Cl A *	1,886	78
Roku Inc, Cl A *	555	87
Snap Inc, Cl A *	343,991	1,909
T-Mobile US Inc	2,132	385
Trade Desk Inc/The, Cl A *	67,407	925
Verizon Communications Inc	22,689	1,135
Versant Media Group Inc	35,682	1,467
Walt Disney Co/The	26,700	2,872
		90,479
Consumer Discretionary — 8.0%
Abercrombie & Fitch Co, Cl A *	15,180	2,172
Acushnet Holdings Corp	8,311	718
Airbnb Inc, Cl A *	28,262	5,178
Amazon.com Inc *	137,525	35,725
APTIV PLC *	15,887	711
AutoZone Inc *	1,805	5,399
Booking Holdings Inc	24,486	4,875
BorgWarner Inc	7,811	501
Carnival	11,186	267
Chewy Inc, Cl A *	13,567	323
DoorDash Inc, Cl A *	3,457	801
DR Horton Inc	1,016	147
eBay Inc	38,849	4,023
Expedia Group Inc	2,970	942
Ford Motor Co	106,141	1,480
Garmin Ltd	5,331	1,515
General Motors Co	37,912	3,273
Hilton Worldwide Holdings Inc	9,340	2,954
Levi Strauss & Co, Cl A	16,592	345
Lowe's Cos Inc	10,000	2,047
Magna International Inc, Cl A	25,180	1,651
Marriott International Inc/MD, Cl A	9,480	3,240
Mobileye Global Inc, Cl A *	134,030	1,143
Murphy USA Inc	2,290	1,180
Navan Inc, Cl A *	26,124	759
NIKE Inc, Cl B	8,765	342
O'Reilly Automotive Inc *	29,424	2,613
Pattern Group, Cl A *	19,112	396
Ross Stores Inc	27,651	6,319
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SharkNinja Inc *	2,773	$534
Tesla Inc *	10,449	3,845
TJX Cos Inc/The	42,849	5,738
Wynn Resorts Ltd	4,573	417
		101,573
Consumer Staples — 4.6%
Casey's General Stores Inc	4,653	3,500
Coca-Cola Co/The	42,723	3,788
Colgate-Palmolive Co	71,765	6,446
Conagra Brands Inc	96,182	1,541
Costco Wholesale Corp	3,830	3,615
Diageo PLC ADR	28,720	2,638
Dollar General Corp	25,760	3,265
Estee Lauder Cos Inc/The, Cl A	29,923	3,061
General Mills Inc	11,290	465
Hershey Co/The	5,471	964
Kimberly-Clark Corp	32,540	3,513
Kroger Co/The	93,930	5,405
Maplebear Inc *	50,474	2,550
Molson Coors Beverage Co, Cl B	29,224	1,162
PepsiCo Inc	24,292	3,409
Philip Morris International Inc	28,228	5,287
Primo Brands Corp, Cl A	19,967	456
Procter & Gamble Co/The	28,042	4,069
Seaboard Corp	253	989
Sysco Corp	10,218	829
Target Corp	6,498	1,045
Tyson Foods Inc, Cl A	6,674	368
		58,365
Energy — 3.9%
APA Corp	3,636	157
BP PLC ADR	69,157	2,965
Cheniere Energy Inc	8,065	2,352
Chevron Corp	24,358	5,021
ConocoPhillips	28,840	3,821
Devon Energy Corp	93,850	4,553
Diamondback Energy Inc	13,382	2,683
ExxonMobil Holdings	1,068	172
HF Sinclair Corp	28,040	2,849
Marathon Petroleum Corp	11,657	4,352
Matador Resources Co	4,240	246
NOV Inc	84,736	1,804
Ovintiv Inc	31,992	2,100
PBF Energy Inc, Cl A	31,596	2,306
Phillips 66	18,073	4,456
SLB	22,840	1,373
SM Energy Co	66,410	2,469
Transocean Ltd *	101,549	590
Valero Energy Corp	13,804	4,955
		49,224
Financials — 14.7%
American Financial Group Inc/OH	7,419	1,058

6	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American International Group Inc	39,420	$3,010
Annaly Capital Management Inc ‡	79,180	1,815
Ares Management Corp, Cl A	28,703	4,109
Bank of America Corp	187,622	11,621
Bank of New York Mellon Corp/The	21,790	3,514
Berkshire Hathaway Inc, Cl B *	3,255	1,641
BlackRock Funding Inc/DE	3,176	3,670
Block Inc, Cl A *	3,948	324
Capital One Financial Corp	20,281	4,351
Charles Schwab Corp/The	32,623	3,583
Chime Financial, Cl A *	9,176	304
Chubb Ltd	2,305	780
Citigroup Inc	64,028	8,427
CME Group Inc, Cl A	20,291	5,793
Columbia Banking System Inc	38,831	1,151
Corpay Inc *	1,000	404
Everest Group Ltd	6,818	2,554
Fidelity National Information Services Inc	3,365	137
Fiserv Inc *	6,720	358
Global Payments Inc	62,940	5,731
Goldman Sachs Group Inc/The	5,547	5,691
Jackson Financial Inc, Cl A	5,293	706
JPMorgan Chase & Co	61,795	22,000
Loews Corp	20,776	2,250
M&T Bank Corp	13,400	3,135
Marsh & McLennan Cos Inc	5,227	992
Mastercard Inc, Cl A	25,499	15,027
Moody's Corp	14,310	7,221
Morgan Stanley	52,325	11,162
MSCI Inc, Cl A	5,140	2,933
Nasdaq Inc	30,246	2,983
Northern Trust Corp	3,215	597
PayPal Holdings Inc	49,749	2,620
PNC Financial Services Group Inc/The	14,971	3,588
Popular Inc	2,898	487
Remitly Global Inc *	53,157	1,421
RenaissanceRe Holdings Ltd	9,288	3,043
Rithm Capital Corp ‡	49,248	494
S&P Global Inc	370	161
State Street Corp	11,838	2,266
Synchrony Financial	38,754	2,987
TFS Financial Corp	2,946	51
Travelers Cos Inc/The	3,270	1,197
US Bancorp	68,732	4,233
Valley National Bancorp	198,277	2,705
Victory Capital Holdings Inc, Cl A	2,397	283
Visa Inc, Cl A	28,227	10,708
Wells Fargo & Co	30,147	2,604
White Mountains Insurance Group Ltd	217	456
Willis Towers Watson PLC	12,390	4,195
Zions Bancorp NA	42,334	2,823
		185,354
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 11.0%
Abbott Laboratories	17,160	$1,894
AbbVie Inc	26,506	6,797
Agilent Technologies Inc	3,373	518
Align Technology Inc *	9,236	1,476
Alnylam Pharmaceuticals Inc *	258	62
Amgen Inc	3,041	1,307
Amneal Pharmaceuticals Inc *	25,605	447
AstraZeneca PLC	10,370	1,681
Avantor Inc *	12,277	179
Baxter International Inc	22,800	593
BioMarin Pharmaceutical Inc *	51,848	3,382
Boston Scientific Corp *	69,019	3,334
Bridgebio Pharma Inc *	16,651	1,275
Bristol-Myers Squibb Co	51,330	3,429
Cardinal Health Inc	1,880	441
Cencora Inc	10,370	3,356
Centene Corp *	46,058	2,963
Cigna Group/The	8,316	2,296
Corcept Therapeutics Inc *	3,632	412
CVS Health Corp	91,275	8,572
Dexcom Inc *	23,704	2,158
Elevance Health Inc	9,927	3,897
Eli Lilly & Co	15,759	18,229
Encompass Health Corp	25,169	3,026
Genmab ADR *	43,080	1,429
Gilead Sciences Inc	23,708	3,469
GSK PLC ADR	34,600	1,739
HCA Healthcare Inc	645	267
Humana Inc	4,571	1,752
ICON PLC *	16,400	2,706
Insulet Corp *	2,650	394
IQVIA Holdings Inc *	2,463	643
Johnson & Johnson	39,178	10,415
Medtronic PLC	57,399	5,203
Merck & Co Inc	18,418	2,721
Mettler-Toledo International Inc *	2,145	3,014
Molina Healthcare Inc *	3,869	769
Natera Inc *	762	245
Neurocrine Biosciences Inc *	7,698	1,186
Pfizer Inc	250,809	7,138
Regeneron Pharmaceuticals Inc	2,390	1,910
Royalty Pharma PLC, Cl A	29,110	1,788
Sarepta Therapeutics Inc *	3,740	79
Sotera Health Co *	47,872	905
STERIS PLC	12,097	2,814
UnitedHealth Group Inc	28,395	11,057
Universal Health Services Inc, Cl B	8,982	1,530
Veeva Systems Inc, Cl A *	1,242	355
Viatris Inc	131,220	2,166
Zoetis Inc, Cl A	23,974	1,848
		139,266

SEI Institutional Investments Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 8.4%
3M Co	10,357	$1,780
AAON Inc	891	68
Advanced Drainage Systems Inc	2,063	280
AerCap Holdings NV	13,020	1,900
AGCO Corp	5,528	654
American Airlines Group Inc *	106,895	1,436
Automatic Data Processing Inc	10,005	2,863
Boeing Co/The *	4,748	987
Carrier Global Corp	37,900	2,207
Caterpillar Inc	7,263	5,792
Cintas Corp	16,351	3,299
CNH Industrial NV	339,335	4,014
Comfort Systems USA Inc	1,668	2,578
Copart Inc *	75,762	2,499
Core & Main Inc, Cl A *	2,968	127
Cummins Inc	2,175	1,228
Delta Air Lines Inc	19,478	1,519
Fastenal Co	9,565	472
FedEx Corp	7,570	2,478
Gates Industrial Corp LTD *	21,949	561
GE Vernova Inc	2,161	1,942
General Dynamics Corp	3,734	1,387
General Electric Co	22,642	7,601
Graco Inc	23,600	1,827
Hexcel Corp	3,636	337
Howmet Aerospace Inc	9,629	2,359
IDEX Corp	4,081	933
Illinois Tool Works Inc	3,874	1,067
Johnson Controls International PLC	11,856	1,639
Kirby Corp *	8,288	1,176
Knight-Swift Transportation Holdings Inc, Cl A	29,892	2,048
L3Harris Technologies Inc	846	225
Lockheed Martin Corp	5,057	2,838
Matson Inc	1,600	360
Moog Inc, Cl A	1,054	392
MSA Safety Inc	4,249	794
MSC Industrial Direct Co Inc, Cl A	32,181	3,826
MYR Group Inc *	303	88
Oshkosh Corp	1,772	273
Otis Worldwide Corp	24,500	1,743
Owens Corning	15,364	2,122
Paychex Inc	7,596	967
Paycom Software Inc	7,298	1,745
Paylocity Holding Corp *	22,429	3,594
Primoris Services Corp	12,492	901
Regal Rexnord Corp	12,510	1,982
RTX Corp	18,006	3,740
Textron Inc	13,457	1,084
Timken Co/The	3,922	472
Trane Technologies PLC	2,378	1,057
Uber Technologies Inc *	16,741	1,266
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
U-Haul Holding Co, Cl B	23,545	$1,405
United Rentals Inc	517	537
Vertiv Holdings Co, Cl A	23,895	6,182
Waste Connections Inc	22,466	3,714
Watts Water Technologies Inc, Cl A	717	262
Westinghouse Air Brake Technologies Corp	11,122	3,180
WW Grainger Inc	2,008	2,629
		106,436
Information Technology — 31.4%
Accenture PLC, Cl A	11,250	2,135
Adobe Inc *	10,810	3,165
Advanced Energy Industries Inc	978	271
Advanced Micro Devices Inc *	17,818	8,387
Akamai Technologies Inc *	1,798	195
Amphenol Corp, Cl A	27,118	4,300
Analog Devices Inc	15,905	5,760
Apple Inc	205,019	64,960
Applied Materials Inc	15,037	6,893
Arista Networks Inc *	16,913	3,310
Arrow Electronics Inc *	12,046	2,463
Autodesk Inc *	5,991	1,549
Avnet Inc	13,268	1,188
Broadcom Inc	74,461	27,576
Cisco Systems Inc	41,672	4,604
Clear Secure Inc, Cl A	4,875	215
Cloudflare Inc, Cl A *	3,956	1,207
CommVault Systems Inc *	1,534	211
Corning Inc	7,274	1,082
Crowdstrike Holdings Inc, Cl A *	29,255	6,758
Datadog Inc, Cl A *	3,785	897
Dell Technologies Inc, Cl C	5,209	2,375
DocuSign Inc, Cl A *	25,967	1,721
Dropbox Inc, Cl A *	51,591	1,815
Elastic NV *	28,191	2,750
Everpure Inc, Cl A *	3,490	324
F5 Inc *	3,331	1,356
Fortinet Inc *	17,901	3,060
GlobalFoundries Inc	16,623	743
GoDaddy Inc, Cl A *	24,415	2,390
Hewlett Packard Enterprise Co	13,904	726
HP Inc	29,399	883
HubSpot Inc *	1,503	393
Ingram Micro Holding Corp	57,781	1,628
Intel Corp *	65,003	5,818
InterDigital Inc	2,995	1,003
Intuit Inc	4,282	1,539
Keysight Technologies Inc *	4,698	1,516
KLA Corp	49,936	8,761
Lam Research Corp	42,846	12,918
Marvell Technology Inc	7,450	1,577
Micron Technology Inc	12,987	12,451
Microsoft Corp	141,161	71,610
Monolithic Power Systems Inc	3,131	3,969

8	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Motorola Solutions Inc	7,489	$3,634
NetApp Inc	6,785	1,257
Netskope, Cl A *	6,866	105
Nutanix Inc, Cl A *	31,379	2,152
NVIDIA Corp	214,185	47,288
NXP Semiconductors NV	1,646	370
Okta Inc, Cl A *	3,105	537
Oracle Corp	42,507	6,339
Palantir Technologies Inc, Cl A *	28,949	5,395
Palo Alto Networks Inc *	11,539	4,409
Pegasystems Inc	46,670	1,718
QUALCOMM Inc	4,989	851
Qualys Inc *	888	165
Roper Technologies	3,430	1,457
Rubrik Inc, Cl A *	12,958	1,206
Salesforce Inc	33,790	8,702
SanDisk Corp *	826	1,294
Seagate Technology Holdings PLC	3,834	3,176
SentinelOne Inc, Cl A *	82,066	1,814
ServiceNow Inc *	14,617	2,163
Skyworks Solutions Inc	3,257	218
Snowflake Inc, Cl A *	191	63
Super Micro Computer Inc *	24,786	924
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,393	4,316
TD SYNNEX Corp	4,107	1,038
Teradyne Inc	1,437	503
Texas Instruments Inc	6,749	1,761
Twilio Inc, Cl A *	1,009	238
UiPath Inc, Cl A *	76,506	1,428
Unity Software Inc *	4,899	206
Viasat Inc *	6,390	430
Vontier Corp	57,370	1,848
Western Digital Corp	4,649	2,095
Zoom Communications Inc, Cl A *	895	87
		397,639
Materials — 2.7%
Alcoa Corp	3,792	189
AptarGroup Inc	35,566	4,681
Avery Dennison Corp	2,569	447
Balchem Corp	6,774	1,191
Ball Corp	2,649	167
Celanese Corp, Cl A	28,470	1,295
Coeur Mining Inc	30,696	638
CRH PLC	3,496	330
Crown Holdings Inc	10,291	1,198
Eastman Chemical Co	36,295	2,629
Ecolab Inc	10,103	2,861
International Flavors & Fragrances Inc	12,915	1,115
Linde PLC	7,240	3,545
Newmont Corp	16,283	2,053
Nucor Corp	7,775	1,941
O-I Glass Inc, Cl I *	92,640	673
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PPG Industries Inc	6,144	$689
Reliance Inc	9,446	3,628
Sensient Technologies Corp	565	76
Sherwin-Williams Co/The	9,160	3,104
Smurfit WestRock PLC	40,260	1,888
		34,338
Real Estate — 1.7%
CoStar Group Inc *	18,319	588
Equinix Inc ‡	855	895
Federal Realty Investment Trust ‡	9,811	1,138
Healthcare Realty Trust Inc, Cl A ‡	4,480	85
Healthpeak Properties Inc ‡	143,135	2,980
Host Hotels & Resorts Inc ‡	256,039	5,615
Howard Hughes Holdings Inc *	14,450	927
Iron Mountain Inc ‡	9,920	1,144
Omega Healthcare Investors Inc ‡	23,913	1,093
Outfront Media Inc ‡	14,883	437
Prologis Inc ‡	16,811	2,352
Ventas Inc ‡	33,140	3,022
Welltower Inc ‡	5,857	1,384
		21,660
Utilities — 1.8%
Brookfield Infrastructure Partners LP	29,190	1,103
Edison International	52,124	2,814
Essential Utilities Inc	32,860	1,353
Eversource Energy	21,900	1,536
FirstEnergy Corp	32,326	1,483
NRG Energy Inc	35,877	3,951
PG&E Corp	172,508	2,289
Portland General Electric Co	6,449	315
PPL Corp	62,730	2,141
Sempra	22,430	1,833
UGI Corp	54,705	2,103
Xcel Energy Inc	30,970	2,344
		23,265

Total Common Stock
(Cost $805,004) ($ Thousands)		1,207,599

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Bills
3.728%, 11/27/2026 (A)	$25,230	25,002

Total U.S. Treasury Obligation
(Cost $25,005) ($ Thousands)		25,002

SEI Institutional Investments Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	32,204,445	$32,204
Total Cash Equivalent
(Cost $32,204) ($ Thousands)		32,204
Total Investments in Securities — 99.9%
(Cost $862,213) ($ Thousands)		$1,264,805

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	32	Sep-2026	$12,098	$12,319	$221

A list of the open OTC Swap agreement held by the Fund at August 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Custom Basket of Domestic Equity Securities	Overnight Bank Funding Rate + Spread	Basket Return	Annually	09/15/2026	USD	29,696	$(29)	$–	$(29)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
140,492	NVIDIA CORP	$31,604	$(635)	106.4%
52,003	ALPHABET INC	17,888	(268)	60.2
47,953	AMAZON.COM INC	12,531	(93)	42.2
18,155	BOOKING HOLDINGS INC	3,717	(109)	12.5
19,704	CITIGROUP INC	2,729	(140)	9.2
11,308	BOEING CO/THE	2,555	(209)	8.6
5,636	TERADYNE INC	2,498	(530)	8.4
6,768	EXPEDIA GROUP INC	2,156	(9)	7.3
2,057	GE VERNOVA INC	2,121	(275)	7.1
52,260	COLUMBIA BANKING SYSTEM INC	1,690	(124)	5.7
4,870	WEST PHARMACEUTICAL SERVICES	1,688	(29)	5.7
19,324	TEXTRON INC	1,687	(133)	5.7
13,205	INCYTE CORP	1,631	(6)	5.5
62,977	COMCAST CORP	1,610	64	5.4
35,696	MOLSON COORS BEVERAGE CO	1,454	(20)	4.9
10,258	WALT DISNEY CO/THE	1,062	40	3.6
40,857	NOV INC	883	(14)	3.0
2,376	GE AEROSPACE	878	(81)	3.0
12,281	EDISON INTERNATIONAL	876	(214)	3.0
29,273	PFIZER INC	787	61	2.7
4,164	CORNING INC	721	(102)	2.4

10	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
29,824	HEALTHPEAK PROPERTIES INC	$614	$9	2.1%
15,932	GENERAL MILLS INC	605	50	2.0
4,703	EVERPURE INC	550	(114)	1.9
3,604	CHARTER COMMUNICATIONS INC	519	29	1.8
4,552	CISCO SYSTEMS INC	514	(12)	1.7
4,630	RUBRIK INC	468	(38)	1.6
2,978	TJX COMPANIES INC	449	(50)	1.5
5,334	SYSCO CORP	437	(5)	1.5
11,633	VISHAY INTERTECH	414	(83)	1.4
1,008	HUACHEN AI PKG MGMT TECHNOLOGY SHS NEW	408	9	1.4
1,220	FEDEX CORP	404	(6)	1.4
6,476	DOCUSIGN INC	387	41	1.3
1,586	MARVELL TECHNOLOGY INC	372	(37)	1.3
2,637	INSULET CORP	368	23	1.2
1,296	ESSEX PROPERTY TRUST INC	367	(1)	1.2
2,200	QUALCOMM INC	358	17	1.2
548	LOCKHEED MARTIN CORP	325	(18)	1.1
2,269	PROCTER & GAMBLE CO/THE	325	4	1.1
3,083	HEXCEL CORP	318	(33)	1.1
2,088	OWENS CORNING	306	(18)	1.0
13,924	HEALTHCARE REALTY TRUST INC	267	1	0.9
1,172	ALNYLAM PHARMACE	263	18	0.9
16,833	CONAGRA BRANDS INC	262	12	0.9
1,731	ORACLE CORP	254	4	0.9
1,443	PALANTIR TECHN	249	20	0.8
1,527	ALIGN TECHNOLOGY INC	244	0	0.8
4,603	FISERV INC	240	5	0.8
1,327	HERSHEY CO/THE	240	(5)	0.8
44,688	SNAP INC	231	23	0.8

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(5,864)	WATTS WATER TECHNOLOGIES INC SHS	$(2,259)	$117	(7.6)%
(13,014)	CULLEN/FROST BANKERS INC	(2,187)	83	(7.4)
(963)	FIRST CITIZENS BCSHS	(2,165)	81	(7.3)
(78,596)	FIRST HORIZON CORP	(2,045)	136	(6.9)
(62,677)	REGIONS FINANCIAL CORP	(1,987)	117	(6.7)
(3,547)	RBC BEARINGS INC	(1,978)	227	(6.7)
(33,862)	FIFTH THIRD BANCORP	(1,950)	132	(6.6)
(236,445)	JOBY AVIATION INC	(1,870)	255	(6.3)
(56,924)	CENTRAL BANCOMPANY	(1,853)	20	(6.2)
(131,418)	QXO INC COM NEW	(1,840)	97	(6.2)
(3,101)	DILLARDS INC	(1,798)	(145)	(6.1)
(15,573)	BUNGE GLOBAL SA	(1,789)	(29)	(6.0)
(39,128)	AMCOR PLC	(1,781)	(12)	(6.0)
(41,138)	VIPER ENERGY INC	(1,771)	(97)	(6.0)
(15,556)	PRINCIPAL FINANCIAL GROUP	(1,757)	46	(5.9)
(20,960)	AFFIRM HOLDINGS INC	(1,601)	42	(5.4)
(3,887)	WATERS CORP	(1,585)	(25)	(5.3)
(13,135)	CF INDUSTRIES HO	(1,579)	(130)	(5.3)
(34,440)	OKLO INC	(1,506)	110	(5.1)
(27,190)	AMERICAN HEALTHC	(1,487)	(13)	(5.0)
(5,129)	HEICO CORP NEW COM	(1,388)	137	(4.7)
(34,362)	SUPER MICRO COMPUTER INC	(1,315)	41	(4.4)
(4,523)	CONSTELLATION ENERGY	(1,258)	15	(4.2)
(7,312)	REPLIGEN CORP	(1,236)	(86)	(4.2)
(12,664)	ROBINHOOD MARKETS INC	(1,219)	(107)	(4.1)
(68,450)	TERAWULF INC COM	(1,194)	159	(4.0)
(98,559)	BLUE OWL CAPITAL INC	(1,149)	(79)	(3.9)
(10,983)	SPYRE THERAPEUTICS INC	(1,149)	169	(3.9)

SEI Institutional Investments Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(31,023)	ROIVANT SCIENCES LTD	$(1,124)	$51	(3.8)%
(1,814)	FABRINET	(1,086)	338	(3.7)
(18,041)	COMMERCE BANCSHARES INC	(1,047)	6	(3.5)
(5,704)	AEROVIRONMENT INC	(1,033)	188	(3.5)
(3,300)	ESCO TECHNOLOGIES INC	(1,016)	117	(3.4)
(1,350)	SITIME CORP	(1,012)	250	(3.4)
(12,622)	LOAR HOLDINGS INC COM SHS	(982)	98	(3.3)
(4,110)	ROYAL GOLD INC	(973)	(113)	(3.3)
(2,639)	KINSALE CAPITAL GROUP INC	(969)	(17)	(3.3)
(30,002)	CELSIUS HOLDINGS INC	(898)	(71)	(3.0)
(11,326)	Westlake Corporation	(886)	27	(3.0)
(5,902)	ARES MANAGEMENT CORP	(834)	(10)	(2.8)
(3,646)	FTAI AVIATION LTD	(829)	136	(2.8)
(22,146)	ROLLINS INC	(823)	25	(2.8)
(13,187)	KARMAN HOLDINGS INC REGISTERED SHS	(808)	263	(2.7)
(22,458)	REXFORD INDUSTRI	(805)	(25)	(2.7)
(14,465)	FLUOR CORP	(792)	13	(2.7)
(11,676)	KRATOS DEFENSE & SEC SOLUTIONS COM NEW	(739)	184	(2.5)
(5,425)	APPLIED OPTOELECTRONICS INC	(739)	155	(2.5)
(12,507)	MP MATERIALS CORP COM	(732)	48	(2.5)
(38,915)	BITMINE IMMERSION TECHS INC COM NEW	(729)	(299)	(2.5)
(8,477)	ROCKET LAB CORP	(696)	155	(2.3)
(36,988)	GAMESTOP CORP	(672)	(8)	(2.3)
(18,650)	FIGURE TECHNOLOGY SOLUTIO COM	(665)	(18)	(2.2)
(6,728)	ECHOSTAR CORP	(622)	42	(2.1)
(32,723)	RIGETTI COMPUTING INC COMMON STOCK	(611)	99	(2.1)
(12,675)	MONSTER BEVERAGE CORP	(602)	21	(2.0)
(8,364)	AST SPACEMOBILE INC	(595)	101	(2.0)
(5,015)	LULULEMON ATHLETICA INC	(580)	(22)	(2.0)
(1,082)	MADRIGAL PHARMACEUTICALS INC	(568)	(17)	(1.9)
(1,909)	CHARLES RIVER LA	(547)	(2)	(1.8)
(38,797)	GPGI INC COM	(512)	(1)	(1.7)
(12,205)	ENPHASE ENERGY INC	(472)	28	(1.6)
(8,561)	DUTCH BROS INC	(432)	14	(1.5)
(3,141)	ALBEMARLE CORP	(421)	(3)	(1.4)
(4,590)	WESTERN ALLIANCE BANCORP	(375)	32	(1.3)
(1,242)	PLEXUS CORP	(341)	44	(1.2)
(5,586)	FORTIVE CORP	(339)	10	(1.1)
(25,311)	COMPASS INC	(314)	47	(1.1)
(307)	LUMENTUM HOLDINGS INC	(297)	17	(1.0)

Percentages are based on Net Assets of $1,266,117 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

12	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Disciplined Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,881	$97,683	$(94,360)	$—	$—	$32,204	$273	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 9.1%
Alphabet Inc, Cl A	153,752	$52,176
Alphabet Inc, Cl C	125,415	42,065
AppLovin Corp, Cl A *	6,180	1,928
AST SpaceMobile Inc, Cl A *	6,200	366
AT&T Inc	179,985	4,660
Charter Communications Inc, Cl A *	2,784	424
Comcast Corp, Cl A	93,300	2,484
EchoStar Corp, Cl A *	3,200	277
Fox Corp	4,761	321
Fox Corp, Cl B	4,466	269
Globalstar Inc *	700	57
IAC Inc *	2,232	85
Iridium Communications Inc	2,700	127
Liberty Global Ltd, Cl A *	6,100	66
Liberty Global Ltd, Cl C *	6,300	66
Liberty Media Corp-Liberty Formula One, Cl A *	700	64
Liberty Media Corp-Liberty Formula One, Cl C *	6,200	620
Live Nation Entertainment Inc *	4,500	809
Madison Square Garden Sports Corp, Cl A *	486	187
Match Group Inc	7,396	301
Meta Platforms Inc, Cl A	57,970	33,179
Millicom International Cellular SA	2,100	197
Netflix Inc *	110,110	8,924
New York Times Co/The, Cl A	4,800	323
News Corp, Cl A	11,446	351
News Corp, Cl B	3,200	110
Nexstar Media Group Inc, Cl A	800	146
NIQ Global Intelligence PLC *	1,800	34
Omnicom Group Inc	8,077	707
Pinterest Inc, Cl A *	13,300	289
Reddit Inc, Cl A *	3,800	562
ROBLOX Corp, Cl A *	16,700	690
Roku Inc, Cl A *	3,100	486
Sirius XM Holdings Inc	5,992	169
Space Exploration Technologies, Cl A *	13,963	2,006
Spotify Technology SA *	4,160	2,261
Take-Two Interactive Software Inc *	4,635	1,018
TKO Group Holdings Inc, Cl A	1,600	292
T-Mobile US Inc	12,692	2,290
Trade Desk Inc/The, Cl A *	12,800	176
Verizon Communications Inc	111,476	5,576
Versant Media Group Inc	4,300	177
Walt Disney Co/The	46,700	5,023
Warner Bros Discovery Inc *	62,836	1,793
		174,131
Consumer Discretionary — 9.0%
ADT Inc	6,483	48
Airbnb Inc, Cl A *	10,600	1,942
Amazon.com Inc *	255,990	66,498
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amer Sports Inc *	5,000	$153
APTIV PLC *	6,200	277
Aramark	6,000	338
AutoNation Inc *	832	167
AutoZone Inc *	439	1,313
Bath & Body Works Inc	6,357	122
Best Buy Co Inc	5,347	429
Birkenstock Holding PLC *	1,000	35
Booking Holdings Inc	20,550	4,091
BorgWarner Inc	5,064	325
Boyd Gaming Corp	1,700	132
Bright Horizons Family Solutions Inc *	1,900	141
Brunswick Corp/DE	2,300	175
Burlington Stores Inc *	1,540	400
Caesars Entertainment Inc *	7,200	214
CarMax Inc *	2,860	175
Carnival	32,700	781
Carvana Co, Cl A *	18,800	1,381
Cava Group Inc *	2,600	171
Chewy Inc, Cl A *	6,000	143
Chipotle Mexican Grill Inc, Cl A *	34,750	1,322
Choice Hotels International Inc	884	91
Churchill Downs Inc	2,000	175
Columbia Sportswear Co	900	52
Coupang Inc, Cl A *	34,100	548
Crocs Inc *	1,600	193
Darden Restaurants Inc	2,968	636
Deckers Outdoor Corp *	4,000	348
Dick's Sporting Goods Inc	1,658	224
Dillard's Inc, Cl A	100	63
Domino's Pizza Inc	900	308
DoorDash Inc, Cl A *	9,700	2,248
DR Horton Inc	6,468	935
DraftKings Inc, Cl A *	14,200	345
Duolingo Inc, Cl A *	1,100	163
Dutch Bros Inc, Cl A *	3,400	166
eBay Inc	12,211	1,265
Etsy Inc *	3,100	252
Expedia Group Inc	2,922	927
Five Below Inc *	1,400	346
Floor & Decor Holdings Inc, Cl A *	3,200	161
Flutter Entertainment PLC *	3,940	395
Ford Motor Co	105,284	1,468
GameStop Corp, Cl A *	12,900	237
Gap Inc/The	7,721	172
Garmin Ltd	4,200	1,193
General Motors Co	23,700	2,046
Gentex Corp	6,364	142
Genuine Parts Co	3,990	541
Grand Canyon Education Inc *	800	118
H&R Block Inc	4,025	208
Hasbro Inc	3,967	373
Hilton Worldwide Holdings Inc	5,883	1,861

14	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Home Depot Inc/The	26,189	$8,585
Hyatt Hotels Corp, Cl A	1,000	167
Las Vegas Sands Corp	6,293	276
Lear Corp	1,700	212
Lennar Corp, Cl A	5,125	431
Lennar Corp, Cl B	513	42
Liberty Live Holdings Inc, Cl A *	731	73
Liberty Live Holdings Inc, Cl C *	1,392	144
Lithia Motors Inc, Cl A	520	191
LKQ Corp	7,300	183
Lowe's Cos Inc	14,920	3,054
Lululemon Athletica Inc *	3,000	361
Macy's Inc	7,600	167
Marriott International Inc/MD, Cl A	5,754	1,966
Mattel Inc *	9,642	144
McDonald's Corp	18,890	4,978
MGM Resorts International *	3,839	159
Mohawk Industries Inc *	1,466	188
Murphy USA Inc	500	258
NIKE Inc, Cl B	30,818	1,204
Norwegian Cruise Line Holdings Ltd *	11,900	192
NVR Inc *	64	404
Ollie's Bargain Outlet Holdings Inc *	1,700	128
On Holding AG, Cl A *	6,600	188
O'Reilly Automotive Inc *	22,050	1,958
Penske Automotive Group Inc	500	108
Planet Fitness Inc, Cl A *	2,700	139
Pool Corp	1,100	205
PulteGroup Inc	4,645	587
PVH Corp	1,600	119
QuantumScape Corp, Cl A *	13,000	73
Ralph Lauren Corp, Cl A	1,080	375
Restaurant Brands International Inc	9,300	724
Rivian Automotive Inc, Cl A *	23,400	376
Ross Stores Inc	8,176	1,869
Royal Caribbean Cruises Ltd	6,420	1,725
Service Corp International/US	4,194	342
SharkNinja Inc *	2,100	404
Somnigroup International Inc	5,700	369
Starbucks Corp	30,362	3,226
Tapestry Inc	5,267	650
Tesla Inc *	76,985	28,327
Texas Roadhouse Inc, Cl A	2,000	391
Thor Industries Inc	1,700	129
TJX Cos Inc/The	29,466	3,946
Toll Brothers Inc	2,251	323
Tractor Supply Co	15,200	530
Travel + Leisure Co	1,868	128
Ulta Beauty Inc *	1,152	619
Vail Resorts Inc	1,100	151
Valvoline Inc *	3,804	122
VF Corp	11,068	149
Viking Holdings Ltd *	5,000	431
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wayfair Inc, Cl A *	2,700	$268
Whirlpool Corp	1,616	66
Williams-Sonoma Inc	2,924	667
Wingstop Inc	800	88
Wyndham Hotels & Resorts Inc	2,268	167
Wynn Resorts Ltd	2,496	228
YETI Holdings Inc *	2,500	103
Yum! Brands Inc	7,148	1,096
		173,846
Consumer Staples — 4.3%
Albertsons Cos Inc, Cl A	11,700	144
Altria Group Inc	44,190	3,026
Archer-Daniels-Midland Co	12,479	1,014
BJ's Wholesale Club Holdings Inc *	3,900	354
Brown-Forman Corp, Cl A	2,200	60
Brown-Forman Corp, Cl B	5,217	139
Bunge Global SA	3,100	360
Campbell's	6,478	153
Casey's General Stores Inc	980	737
Celsius Holdings Inc *	4,900	154
Church & Dwight Co Inc	6,114	610
Clorox Co/The	3,703	362
Coca-Cola Co/The	101,990	9,043
Coca-Cola Consolidated Inc	1,600	313
Colgate-Palmolive Co	20,400	1,832
Conagra Brands Inc	15,276	245
Constellation Brands Inc, Cl A	3,931	513
Costco Wholesale Corp	11,661	11,007
Darling Ingredients Inc *	4,700	311
Dollar General Corp	5,700	722
Dollar Tree Inc *	4,634	587
elf Beauty Inc *	1,400	153
Estee Lauder Cos Inc/The, Cl A	6,208	635
Freshpet Inc *	1,700	119
General Mills Inc	12,692	523
Hershey Co/The	3,798	669
Hormel Foods Corp	8,656	189
Ingredion Inc	1,900	197
J M Smucker Co/The	3,111	408
JBS, Cl A	4,100	55
Kenvue Inc	49,512	935
Keurig Dr Pepper Inc	33,700	1,074
Kimberly-Clark Corp	8,618	930
Kraft Heinz Co/The	24,402	626
Kroger Co/The	15,546	895
Lamb Weston Holdings Inc	4,062	221
Maplebear Inc *	2,900	147
McCormick & Co Inc/MD	7,686	417
Molson Coors Beverage Co, Cl B	5,062	201
Mondelez International Inc, Cl A	34,006	2,111
Monster Beverage Corp *	37,348	1,715
PepsiCo Inc	36,352	5,102
Performance Food Group Co *	3,800	377

SEI Institutional Investments Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Philip Morris International Inc	40,868	$7,655
Pilgrim's Pride Corp *	1,400	44
Post Holdings Inc *	1,500	125
Primo Brands Corp, Cl A	8,600	196
Procter & Gamble Co/The	61,154	8,875
Reynolds Consumer Products Inc	2,000	46
Seaboard Corp	10	39
Smithfield Foods Inc	800	18
Sprouts Farmers Market Inc *	3,000	246
Sysco Corp	12,548	1,017
Target Corp	12,075	1,943
Tyson Foods Inc, Cl A	6,965	384
US Foods Holding Corp *	5,700	598
Walmart Inc	116,487	12,216
		82,787
Energy — 3.5%
Antero Midstream Corp	7,100	159
Antero Resources Corp *	8,500	327
APA Corp	8,459	365
Baker Hughes Co, Cl A	26,640	1,693
Cheniere Energy Inc	5,310	1,549
Chevron Corp	48,745	10,048
Chord Energy Corp	1,800	265
ConocoPhillips	32,371	4,289
Devon Energy Corp	30,154	1,463
Diamondback Energy Inc	4,817	966
DT Midstream Inc	2,882	378
EOG Resources Inc	14,140	2,050
EQT Corp	16,019	868
Expand Energy	6,322	621
ExxonMobil Holdings	109,543	17,631
Halliburton Co	21,836	805
HF Sinclair Corp	3,626	368
Kinder Morgan Inc	52,622	1,696
Marathon Petroleum Corp	7,719	2,882
Matador Resources Co	3,500	203
NOV Inc	11,180	238
Occidental Petroleum Corp	18,919	1,139
ONEOK Inc	16,458	1,580
Ovintiv Inc	8,000	525
Permian Resources Corp, Cl A	19,200	447
Phillips 66	10,688	2,635
Range Resources Corp	6,900	285
SLB	38,755	2,329
Targa Resources Corp	5,800	1,703
TechnipFMC PLC	10,200	797
Texas Pacific Land Corp	1,704	638
Valero Energy Corp	7,836	2,812
Viper Energy Inc, Cl A	4,100	184
Weatherford International PLC	2,000	195
Williams Cos Inc/The	31,696	2,379
		66,512
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 12.2%
Affiliated Managers Group Inc	820	$302
Affirm Holdings Inc, Cl A *	8,100	603
Aflac Inc	12,012	1,392
AGNC Investment Corp ‡	26,859	288
Allstate Corp/The	6,525	1,682
Ally Financial Inc	8,300	350
American Express Co	14,132	4,666
American Financial Group Inc/OH	1,914	273
American International Group Inc	14,423	1,101
Ameriprise Financial Inc	2,460	1,361
Annaly Capital Management Inc ‡	18,002	413
Aon PLC, Cl A	5,321	1,711
Apollo Global Management Inc	11,519	1,573
Arch Capital Group Ltd *	9,300	912
Ares Management Corp, Cl A	5,400	773
Arthur J Gallagher & Co	6,787	1,779
Assurant Inc	1,493	421
Assured Guaranty Ltd	1,300	97
Axis Capital Holdings Ltd	1,700	168
Bank of America Corp	173,813	10,766
Bank of New York Mellon Corp/The	17,809	2,872
Bank OZK	3,200	157
Berkshire Hathaway Inc, Cl B *	49,090	24,743
BlackRock Funding Inc/DE	4,039	4,668
Blackstone Inc	19,450	2,786
Block Inc, Cl A *	14,100	1,157
Blue Owl Capital Inc, Cl A	18,000	220
BOK Financial Corp	675	92
Brighthouse Financial Inc *	1,728	92
Brookfield Asset Management Ltd, Cl A	10,900	561
Brown & Brown Inc	8,348	602
Bullish *	600	20
Capital One Financial Corp	16,382	3,514
Carlyle Group Inc/The	7,900	382
Cboe Global Markets Inc	2,780	835
Central BanCo Inc, Cl A	600	19
Charles Schwab Corp/The	43,478	4,775
Chime Financial, Cl A *	7,100	235
Chubb Ltd	9,301	3,149
Cincinnati Financial Corp	3,686	626
Citigroup Inc	45,354	5,970
Citizens Financial Group Inc	10,600	730
CME Group Inc, Cl A	9,530	2,721
CNA Financial Corp	700	34
Coinbase Global Inc, Cl A *	5,960	1,121
Columbia Banking System Inc	6,732	200
Commerce Bancshares Inc/MO	3,553	205
Corebridge Financial Inc	7,200	234
Corpay Inc *	1,620	655
Credit Acceptance Corp *	100	60
Cullen/Frost Bankers Inc	1,668	268
East West Bancorp Inc	3,400	431

16	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equitable Holdings Inc	6,400	$321
Euronet Worldwide Inc *	1,400	97
Evercore Inc, Cl A	1,000	286
Everest Group Ltd	980	367
FactSet Research Systems Inc	1,125	353
Fidelity National Financial Inc	7,152	332
Fidelity National Information Services Inc	15,048	614
Fifth Third Bancorp	24,159	1,299
Figure Technology Solutions Inc, Cl A *	1,900	70
First American Financial Corp	2,900	214
First Citizens BancShares Inc/NC, Cl A	223	483
First Hawaiian Inc	3,500	90
First Horizon Corp	13,156	320
Fiserv Inc *	13,674	729
FNB Corp/PA	11,200	204
Franklin Resources Inc	5,449	186
Freedom Holding Corp/NV *	600	105
Galaxy Digital, Cl A *	3,400	84
Global Payments Inc	5,852	533
Globe Life Inc	1,887	326
Goldman Sachs Group Inc/The	7,546	7,741
Hamilton Lane Inc, Cl A	1,300	141
Hanover Insurance Group Inc/The	1,093	247
Hartford Insurance Group	7,310	1,004
Houlihan Lokey Inc, Cl A	1,556	207
Huntington Bancshares Inc/OH	53,082	886
Interactive Brokers Group Inc, Cl A	11,300	1,099
Intercontinental Exchange Inc	14,850	2,386
Invesco Ltd	10,300	338
Jack Henry & Associates Inc	2,200	369
Jefferies Financial Group Inc	4,606	242
JPMorgan Chase & Co	70,480	25,092
KeyCorp	26,951	582
Kinsale Capital Group Inc	700	262
KKR & Co Inc	18,400	2,019
Lazard Inc, Cl A	1,400	61
Lincoln National Corp	5,088	217
Loews Corp	4,136	448
LPL Financial Holdings Inc	1,980	733
M&T Bank Corp	4,057	949
Markel Group Inc *	357	644
MarketAxess Holdings Inc	1,100	179
Marsh & McLennan Cos Inc	12,765	2,423
Mastercard Inc, Cl A	21,240	12,517
MetLife Inc	14,609	1,390
MGIC Investment Corp	6,600	202
Moody's Corp	3,927	1,982
Morgan Stanley	29,314	6,253
Morningstar Inc	200	44
MSCI Inc, Cl A	1,900	1,084
Nasdaq Inc	12,130	1,196
Northern Trust Corp	4,705	873
NU Holdings Ltd/Cayman Islands, Cl A *	89,400	1,301
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Old Republic International Corp	5,090	$212
OneMain Holdings Inc, Cl A	3,100	194
PayPal Holdings Inc	22,961	1,209
Pinnacle Financial Partners Inc	4,235	423
PNC Financial Services Group Inc/The	10,672	2,557
Popular Inc	1,553	261
Primerica Inc	1,000	288
Principal Financial Group Inc	5,508	607
Progressive Corp/The	15,580	3,398
Prosperity Bancshares Inc	2,700	193
Prudential Financial Inc	9,063	1,066
Raymond James Financial Inc	4,531	807
Regions Financial Corp	21,887	654
Reinsurance Group of America Inc, Cl A	1,499	369
RenaissanceRe Holdings Ltd	960	315
Rithm Capital Corp ‡	15,500	155
RLI Corp	2,800	178
Robinhood Markets Inc, Cl A *	20,400	2,138
Rocket Cos Inc, Cl A *	25,200	338
Ryan Specialty Holdings Inc, Cl A	3,200	135
S&P Global Inc	7,826	3,411
SEI Investments Co	2,942	327
Shift4 Payments Inc, Cl A *	1,600	68
SLM Corp	5,831	151
SoFi Technologies Inc *	34,100	610
SouthState Bank Corp	3,000	315
Starwood Property Trust Inc ‡	10,000	157
State Street Corp	6,779	1,297
Stifel Financial Corp	4,500	364
Synchrony Financial	9,018	695
T Rowe Price Group Inc	5,430	604
TFS Financial Corp	2,500	44
Toast Inc, Cl A *	13,600	464
TPG Inc, Cl A	3,700	200
Tradeweb Markets Inc, Cl A	3,500	377
Travelers Cos Inc/The	5,635	2,062
Truist Financial Corp	32,163	1,595
Unum Group	3,905	364
US Bancorp	41,397	2,549
UWM Holdings Corp	2,300	3
Virtu Financial Inc, Cl A	2,700	177
Visa Inc, Cl A	43,480	16,495
Voya Financial Inc	2,700	274
W R Berkley Corp	6,071	410
Wells Fargo & Co	80,266	6,934
Western Alliance Bancorp	3,100	242
Western Union Co/The	11,528	83
WEX Inc *	1,000	191
White Mountains Insurance Group Ltd	79	166
Willis Towers Watson PLC	2,442	827
Wintrust Financial Corp	2,000	301
XP Inc, Cl A	12,400	226

SEI Institutional Investments Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zions Bancorp NA	4,202	$280
		234,649
Health Care — 9.3%
Abbott Laboratories	45,687	5,042
AbbVie Inc	46,501	11,924
Agilent Technologies Inc	7,364	1,131
Align Technology Inc *	2,100	336
Alnylam Pharmaceuticals Inc *	3,440	828
Amgen Inc	14,258	6,129
Arrowhead Pharmaceuticals Inc *	3,000	247
Ascendis Pharma *	1,300	342
Avantor Inc *	18,700	272
Axsome Therapeutics Inc *	900	179
Baxter International Inc	15,415	401
Becton Dickinson & Co	7,670	1,443
Biogen Inc *	3,700	802
BioMarin Pharmaceutical Inc *	5,700	372
Bio-Rad Laboratories Inc, Cl A *	600	232
Bio-Techne Corp	4,064	294
Boston Scientific Corp *	37,939	1,832
Bridgebio Pharma Inc *	4,600	352
Bristol-Myers Squibb Co	54,169	3,619
Bruker Corp	3,500	203
Cardinal Health Inc	6,129	1,438
CARIS LIFE SCIENCES INC *	3,400	87
Cencora Inc	5,044	1,632
Centene Corp *	12,158	782
Charles River Laboratories International Inc *	1,443	416
Chemed Corp	400	208
Cigna Group/The	6,922	1,911
Cooper Cos Inc/The *	5,716	401
Corcept Therapeutics Inc *	2,700	306
CVS Health Corp	33,249	3,122
Danaher Corp	16,702	3,567
DaVita Inc *	885	156
Dexcom Inc *	9,900	902
Doximity Inc, Cl A *	3,700	99
Edwards Lifesciences Corp *	15,084	1,369
Elanco Animal Health Inc *	11,337	271
Elevance Health Inc	5,731	2,250
Eli Lilly & Co	21,031	24,327
Encompass Health Corp	3,000	361
Ensign Group Inc/The	1,200	207
Envista Holdings Corp *	4,500	122
Exelixis Inc *	5,700	311
GE HealthCare Technologies Inc	11,756	837
Gilead Sciences Inc	32,684	4,783
Globus Medical Inc, Cl A *	3,400	277
Guardant Health Inc *	3,400	541
Halozyme Therapeutics Inc *	3,500	373
HCA Healthcare Inc	3,890	1,612
Henry Schein Inc *	1,968	177
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Humana Inc	3,175	$1,217
IDEXX Laboratories Inc *	2,024	1,127
Illumina Inc *	3,905	834
Incyte Corp *	4,800	591
Insmed Inc *	5,500	670
Insulet Corp *	2,100	312
Intuitive Surgical Inc *	9,173	3,457
Ionis Pharmaceuticals Inc *	4,400	266
IQVIA Holdings Inc *	4,413	1,153
Jazz Pharmaceuticals PLC *	1,800	451
Johnson & Johnson	63,450	16,868
Labcorp Holdings Inc	2,090	695
Madrigal Pharmaceuticals Inc *	480	259
McKesson Corp	3,260	2,886
Medline Inc, Cl A *	12,100	424
Medpace Holdings Inc *	600	356
Medtronic PLC	34,126	3,094
Merck & Co Inc	64,943	9,596
Mettler-Toledo International Inc *	539	757
Moderna Inc *	9,200	1,291
Molina Healthcare Inc *	1,600	318
Natera Inc *	3,700	1,191
Neurocrine Biosciences Inc *	2,900	447
Organon & Co	9,754	134
Penumbra Inc *	1,100	355
Pfizer Inc	148,422	4,224
QIAGEN NV	6,086	264
Quest Diagnostics Inc	2,844	683
Regeneron Pharmaceuticals Inc	2,622	2,095
Repligen Corp *	1,600	290
ResMed Inc	3,812	915
Revolution Medicines Inc *	4,900	1,007
Revvity Inc	2,534	326
Roivant Sciences Ltd *	13,200	457
Royalty Pharma PLC, Cl A	10,800	663
Solventum Corp *	4,215	384
Sotera Health Co *	4,500	85
STERIS PLC	2,800	651
Stryker Corp	9,214	2,984
Summit Therapeutics Inc *	3,900	53
Teleflex Inc	1,340	190
Tempus AI Inc, Cl A *	2,300	145
Tenet Healthcare Corp *	2,100	558
Thermo Fisher Scientific Inc	9,715	5,995
United Therapeutics Corp *	1,100	561
UnitedHealth Group Inc	23,690	9,225
Universal Health Services Inc, Cl B	976	166
Veeva Systems Inc, Cl A *	3,860	1,103
Vertex Pharmaceuticals Inc *	6,770	3,686
Viatris Inc	28,622	473
Viking Therapeutics Inc *	3,900	128
Waters Corp *	2,572	1,066
West Pharmaceutical Services Inc	2,000	682

18	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zimmer Biomet Holdings Inc	4,625	$463
Zoetis Inc, Cl A	10,644	821
		177,917
Industrials — 9.1%
3M Co	13,812	2,373
A O Smith Corp	3,200	189
AAON Inc	2,000	152
Acuity Inc	900	299
Advanced Drainage Systems Inc	2,000	271
AECOM	4,016	271
AeroVironment Inc *	700	104
AGCO Corp	1,900	225
Alaska Air Group Inc *	3,700	153
Allegion PLC	2,266	352
Allison Transmission Holdings Inc	2,600	327
Amentum Holdings Inc *	4,575	91
American Airlines Group Inc *	19,300	259
AMETEK Inc	6,128	1,441
API Group Corp *	8,800	345
Applied Industrial Technologies Inc	1,100	356
Armstrong World Industries Inc	1,300	224
ATI Inc *	3,400	694
Automatic Data Processing Inc	10,682	3,057
Avis Budget Group Inc *	500	74
Axon Enterprise Inc *	1,980	1,122
Bloom Energy Corp, Cl A *	7,100	1,465
Boeing Co/The *	19,776	4,109
Booz Allen Hamilton Holding Corp, Cl A	3,500	265
Broadridge Financial Solutions Inc	2,773	506
Builders FirstSource Inc *	3,200	212
BWX Technologies Inc	2,350	358
CACI International Inc, Cl A *	636	396
Carlisle Cos Inc	946	328
Carpenter Technology Corp	1,240	591
Carrier Global Corp	20,678	1,204
Caterpillar Inc	11,947	9,527
CH Robinson Worldwide Inc	2,948	441
Cintas Corp	8,728	1,761
Clean Harbors Inc *	1,500	473
CNH Industrial NV	26,500	314
Comfort Systems USA Inc	940	1,453
Copart Inc *	21,544	711
Core & Main Inc, Cl A *	5,700	245
Crane Co	1,500	308
CSX Corp	49,288	2,490
Cummins Inc	3,588	2,025
Curtiss-Wright Corp	940	548
Deere & Co	6,539	4,282
Delta Air Lines Inc	17,200	1,342
Donaldson Co Inc	3,544	322
Dover Corp	3,557	691
DuPont de Nemours	4,003	539
Dycom Industries Inc *	680	198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eaton Corp PLC	10,316	$4,146
EMCOR Group Inc	1,180	867
Emerson Electric Co	14,510	2,212
Equifax Inc	3,056	578
Esab Corp	1,666	126
Everus Construction Group Inc *	1,205	139
ExlService Holdings Inc *	4,552	173
Expeditors International of Washington Inc	3,348	635
Fastenal Co	30,196	1,489
FedEx Corp	5,824	1,907
Fedex Freight Holding *	2,912	389
Ferguson Enterprises Inc	5,200	1,167
Flowserve Corp	3,400	269
Forgent Power Solutions Inc, Cl A *	4,500	137
Fortive Corp	8,053	474
Fortune Brands Innovations Inc	3,620	160
FTAI Aviation Ltd	2,900	551
FTI Consulting Inc *	900	136
Gates Industrial Corp Ltd *	8,500	217
GE Vernova Inc	7,172	6,444
Generac Holdings Inc *	1,400	260
General Dynamics Corp	6,682	2,481
General Electric Co	27,100	9,098
Genpact Ltd	5,100	194
GFL Environmental Inc	7,000	296
Graco Inc	4,972	385
GXO Logistics Inc *	3,200	153
Hayward Holdings Inc *	5,500	77
HEICO Corp	1,070	354
HEICO Corp, Cl A	1,821	445
Hexcel Corp	2,400	222
Honeywell Aerospace *	8,745	1,383
Honeywell International	8,245	1,761
Howmet Aerospace Inc	10,567	2,588
Hubbell Inc, Cl B	1,392	631
Huntington Ingalls Industries Inc	1,137	331
IDEX Corp	1,793	410
IES Holdings Inc *	320	97
Illinois Tool Works Inc	7,640	2,104
Ingersoll Rand Inc	10,165	783
ITT Inc	2,251	451
Jacobs Solutions Inc	3,384	504
JB Hunt Transport Services Inc	1,952	518
Johnson Controls International PLC	16,266	2,249
Karman Holdings Inc *	1,600	66
KBR Inc	4,100	154
Kirby Corp *	1,700	241
Knight-Swift Transportation Holdings Inc, Cl A	4,400	301
Kratos Defense & Security Solutions Inc *	3,900	199
L3Harris Technologies Inc	5,024	1,338
Landstar System Inc	1,065	192
Leidos Holdings Inc	3,673	515

SEI Institutional Investments Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennox International Inc	772	$295
Leonardo DRS Inc	2,500	95
Lincoln Electric Holdings Inc	1,500	422
Loar Holdings Inc *	1,300	91
Lockheed Martin Corp	5,383	3,021
Lyft Inc, Cl A *	10,000	169
Masco Corp	4,979	359
MasTec Inc *	1,600	384
Middleby Corp/The *	1,000	111
Midera Food Processing, Cl W *	1,000	47
Mobility Global, Cl W	7,866	160
Modine Manufacturing Co *	1,200	214
MSA Safety Inc	1,200	224
MSC Industrial Direct Co Inc, Cl A	1,320	157
Mueller Industries Inc	6,200	387
Nextpower Inc, Cl A *	3,600	295
Nordson Corp	1,200	386
Norfolk Southern Corp	5,775	1,980
Northrop Grumman Corp	3,408	1,839
nVent Electric PLC	4,073	614
Old Dominion Freight Line Inc	4,800	960
Oshkosh Corp	1,959	302
Otis Worldwide Corp	9,639	686
Owens Corning	2,000	276
PACCAR Inc	13,744	1,706
Parker-Hannifin Corp	3,380	3,311
Parsons Corp *	1,700	83
Paychex Inc	8,507	1,083
Paycom Software Inc	800	191
Paylocity Holding Corp *	1,300	208
Pentair PLC	4,706	285
Planet Labs PBC *	5,600	111
Powell Industries Inc	600	108
Primoris Services Corp	900	65
Quanta Services Inc	3,907	2,372
QXO Inc *	25,470	338
RB Global Inc	4,610	390
RBC Bearings Inc *	900	445
Regal Rexnord Corp	1,976	313
Republic Services Inc, Cl A	5,292	1,169
Robert Half Inc	2,676	121
Rocket Lab Corp *	14,000	895
Rockwell Automation Inc	3,024	1,283
Rollins Inc	8,437	304
RTX Corp	35,662	7,408
Ryder System Inc	1,206	295
Saia Inc *	800	284
Schneider National Inc, Cl B	400	14
Science Applications International Corp	1,400	180
Sensata Technologies Holding PLC	4,100	168
Simpson Manufacturing Co Inc	1,300	237
SiteOne Landscape Supply Inc *	1,200	118
Snap-on Inc	1,211	468
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solv Energy, Cl A *	1,100	$28
Southwest Airlines Co	11,820	455
SPX Technologies Inc *	1,100	216
SS&C Technologies Holdings Inc	5,000	415
Standardaero Inc *	4,200	103
Stanley Black & Decker Inc	3,593	346
Sterling Infrastructure Inc *	760	357
Sunbelt Rentals Holdings	10,400	752
Tetra Tech Inc	7,400	267
Textron Inc	4,222	340
Timken Co/The	1,769	213
Toro Co/The	3,040	297
Trane Technologies PLC	5,810	2,582
TransDigm Group Inc	1,493	1,749
TransUnion	4,400	374
Trex Co Inc *	3,200	146
Uber Technologies Inc *	52,000	3,934
U-Haul Holding Co *	400	27
U-Haul Holding Co, Cl B	3,600	215
UL Solutions Inc, Cl A	1,500	112
Union Pacific Corp	15,782	4,745
United Airlines Holdings Inc *	8,300	896
United Parcel Service Inc, Cl B	20,141	2,099
United Rentals Inc	1,600	1,661
Valmont Industries Inc	600	282
Veralto Corp	6,867	677
Verisk Analytics Inc, Cl A	3,620	701
Vertiv Holdings Co, Cl A	10,220	2,644
Vicor Corp *	500	94
Waste Management Inc	9,694	2,122
Watsco Inc	1,000	310
Watts Water Technologies Inc, Cl A	560	205
WESCO International Inc	1,180	402
Westinghouse Air Brake Technologies Corp	4,437	1,269
WillScot Holdings Corp, Cl A	5,300	110
Woodward Inc	1,500	510
WW Grainger Inc	1,167	1,528
X-Energy, Cl A *	1,300	24
XPO Inc *	3,300	640
Xylem Inc/NY	5,902	650
		174,404
Information Technology — 35.1%
Accenture PLC, Cl A	16,250	3,084
Adobe Inc *	10,652	3,119
Advanced Energy Industries Inc	880	244
Advanced Micro Devices Inc *	42,863	20,176
Akamai Technologies Inc *	3,518	382
Allegro MicroSystems Inc *	2,900	105
Amdocs Ltd	3,300	208
Amkor Technology Inc	2,700	128
Amphenol Corp, Cl A	32,386	5,135
Analog Devices Inc	12,853	4,655
Appfolio Inc, Cl A *	700	164

20	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Inc	381,683	$120,936
Applied Digital Corp *	5,700	145
Applied Materials Inc	20,835	9,551
Applied Optoelectronics Inc *	1,800	194
Arista Networks Inc *	27,750	5,430
Arrow Electronics Inc *	1,089	223
Astera Labs Inc *	4,000	1,188
Atlassian Corp, Cl A *	4,500	874
Aurora Innovation Inc, Cl A *	33,100	186
Autodesk Inc *	5,597	1,447
Avnet Inc	2,610	234
Bentley Systems Inc, Cl B	4,500	165
BILL Holdings Inc *	2,800	138
BitMine Immersion Technologies	11,700	296
Broadcom Inc	122,720	45,448
Cadence Design Systems Inc *	7,113	2,410
CCC Intelligent Solutions Holdings Inc *	13,500	101
CDW Corp/DE	3,000	455
Ciena Corp *	3,740	1,432
Circle Internet Group Inc, Cl A *	4,100	392
Cirrus Logic Inc *	1,400	153
Cisco Systems Inc	103,827	11,472
Cloudflare Inc, Cl A *	8,500	2,593
Cognex Corp	3,700	225
Cognizant Technology Solutions Corp, Cl A	11,676	754
Coherent Corp *	4,703	1,307
CoreWeave, Cl A *	8,900	755
Corning Inc	21,158	3,147
Credo Technology Group Holding Ltd *	4,300	973
Crowdstrike Holdings Inc, Cl A *	26,720	6,172
Datadog Inc, Cl A *	8,900	2,110
Dell Technologies Inc, Cl C	8,000	3,648
DigitalOcean Holdings Inc *	1,900	210
DocuSign Inc, Cl A *	4,300	285
Dolby Laboratories Inc, Cl A	1,943	120
Dropbox Inc, Cl A *	4,200	148
Dynatrace Inc *	8,900	486
Elastic NV *	2,800	273
Enphase Energy Inc *	2,700	98
Entegris Inc	3,800	514
EPAM Systems Inc *	1,600	188
Everpure Inc, Cl A *	8,700	809
F5 Inc *	1,531	623
Fabrinet *	880	363
Fair Isaac Corp *	600	688
Figma, Cl A *	5,800	159
First Solar Inc *	2,900	585
Flex Ltd *	9,800	1,071
FormFactor Inc *	1,700	171
Fortinet Inc *	16,100	2,752
Gartner Inc *	1,560	309
Gen Digital Inc	12,448	386
Gitlab Inc, Cl A *	3,600	167
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GlobalFoundries Inc	2,700	$121
GoDaddy Inc, Cl A *	2,900	284
Guidewire Software Inc *	2,500	512
Hewlett Packard Enterprise Co	35,270	1,842
HP Inc	22,870	687
HubSpot Inc *	1,500	392
Ingram Micro Holding Corp	700	20
Intel Corp *	121,171	10,846
International Business Machines Corp	25,021	5,852
Intuit Inc	7,052	2,534
IonQ Inc *	9,000	354
IPG Photonics Corp *	800	61
IREN *	7,800	289
Jabil Inc	2,694	822
Keysight Technologies Inc *	4,612	1,488
KLA Corp	34,870	6,118
Klaviyo Inc, Cl A *	3,900	80
Kyndryl Holdings Inc *	6,459	87
Lam Research Corp	32,870	9,910
Lattice Semiconductor Corp *	3,800	438
Littelfuse Inc	560	231
Lumentum Holdings Inc *	1,880	1,720
MACOM Technology Solutions Holdings Inc *	1,700	448
Manhattan Associates Inc *	1,800	402
Marvell Technology Inc	22,738	4,813
Microchip Technology Inc	13,830	1,016
Micron Technology Inc	29,716	28,490
Microsoft Corp	196,126	99,493
MKS Inc	1,900	487
MongoDB Inc, Cl A *	2,020	916
Monolithic Power Systems Inc	1,262	1,600
Motorola Solutions Inc	4,274	2,074
NetApp Inc	5,055	937
Nutanix Inc, Cl A *	7,500	514
NVIDIA Corp	615,840	135,965
Okta Inc, Cl A *	4,700	813
ON Semiconductor Corp *	10,900	808
Onto Innovation Inc *	1,400	374
Oracle Corp	45,620	6,803
Palantir Technologies Inc, Cl A *	58,300	10,866
Palo Alto Networks Inc *	21,124	8,072
Pegasystems Inc	2,400	88
Procore Technologies Inc *	3,100	194
PTC Inc *	3,400	529
Qnity Electronics Inc	5,504	657
Qorvo Inc *	2,400	231
QUALCOMM Inc	27,509	4,690
Ralliant Corp	2,618	162
Rambus Inc *	2,500	217
RingCentral Inc, Cl A	1,100	77
Roper Technologies Inc	2,580	1,096
Rubrik Inc, Cl A *	4,100	381
Sailpoint Inc *	1,900	39

SEI Institutional Investments Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Salesforce Inc	21,118	$5,439
Samsara Inc, Cl A *	8,100	331
SanDisk Corp *	3,845	6,024
Sanmina Corp *	1,200	236
Semtech Corp *	2,200	292
SentinelOne Inc, Cl A *	9,400	208
ServiceNow Inc *	27,140	4,016
SiTime Corp *	520	294
Skyworks Solutions Inc	4,600	308
Snowflake Inc, Cl A *	8,900	2,950
Strategy Inc, Cl A *	8,440	1,122
Super Micro Computer Inc *	14,700	548
Synopsys Inc *	4,926	2,165
TD SYNNEX Corp	2,200	556
Teledyne Technologies Inc *	1,207	740
Teradyne Inc	4,203	1,470
Terawulf Inc *	7,800	118
Texas Instruments Inc	23,758	6,199
Trimble Inc *	6,828	409
TTM Technologies Inc *	2,500	297
Twilio Inc, Cl A *	3,700	872
Tyler Technologies Inc *	1,200	447
Ubiquiti Inc	100	59
UiPath Inc, Cl A *	13,100	245
Unity Software Inc *	9,600	404
Universal Display Corp	1,300	108
VeriSign Inc	1,985	572
Viavi Solutions Inc *	5,200	189
Vontier Corp	4,401	142
Western Digital Corp	8,796	3,963
Workday Inc, Cl A *	5,200	1,027
Zebra Technologies Corp, Cl A *	1,225	433
Zoom Communications Inc, Cl A *	6,800	657
Zscaler Inc *	2,800	527
		673,666
Materials — 2.0%
Air Products and Chemicals Inc	5,634	1,743
Albemarle Corp	2,973	401
Alcoa Corp	7,300	365
Almonty Industries Inc *	2,900	52
Amcor PLC	11,755	539
Anglogold Ashanti PLC	13,200	1,483
AptarGroup Inc	2,000	263
Aura Minerals	200	17
Avery Dennison Corp	2,310	402
Axalta Coating Systems Ltd *	6,200	226
Ball Corp	6,600	416
Celanese Corp, Cl A	3,383	154
CF Industries Holdings Inc	3,930	511
Cleveland-Cliffs Inc *	14,100	163
Coeur Mining Inc	24,600	511
Corteva Inc	18,276	1,547
CRH PLC	17,200	1,622
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Crown Holdings Inc	2,451	$285
Dow Inc	18,476	564
Eagle Materials Inc	1,000	194
Eastman Chemical Co	3,428	248
Ecolab Inc	6,355	1,800
Element Solutions Inc	6,200	220
Freeport-McMoRan Inc, Cl B	37,224	2,819
Graphic Packaging Holding Co	8,900	100
Hecla Mining Co	13,600	270
International Flavors & Fragrances Inc	6,152	531
International Paper Co	14,955	567
James Hardie Industries PLC *	4,963	147
Linde PLC	12,070	5,909
Louisiana-Pacific Corp	1,800	127
LyondellBasell Industries NV, Cl A	5,960	388
Martin Marietta Materials Inc	1,603	831
Mosaic Co/The	9,478	229
MP Materials Corp *	3,900	213
NewMarket Corp	200	180
Newmont Corp	28,333	3,572
Nucor Corp	5,790	1,445
Olin Corp	4,000	70
Packaging Corp of America	2,499	585
PPG Industries Inc	5,765	647
Reliance Inc	1,320	507
Royal Gold Inc	2,400	628
RPM International Inc	3,369	351
Scotts Miracle-Gro Co/The, Cl A	1,606	96
Sherwin-Williams Co/The	5,951	2,016
Silgan Holdings Inc	2,308	96
Smurfit WestRock PLC	12,589	590
Solstice Advanced Materials Inc	4,547	288
Sonoco Products Co	3,246	179
Southern Copper Corp	2,208	461
Steel Dynamics Inc	3,600	837
Vulcan Materials Co	3,317	894
Westlake Corp	1,300	98
		39,397
Real Estate — 2.0%
Agree Realty Corp ‡	3,300	238
Alexandria Real Estate Equities Inc ‡	5,200	267
American Healthcare REIT Inc ‡	4,000	221
American Homes 4 Rent, Cl A ‡	8,200	273
American Tower Corp, Cl A ‡	12,262	2,154
Americold Realty Trust Inc ‡	9,600	144
Brixmor Property Group Inc ‡	8,600	248
BXP Inc ‡	4,784	325
Camden Property Trust ‡	2,447	259
CBRE Group Inc, Cl A *	7,517	1,096
CoStar Group Inc *	12,000	385
Cousins Properties Inc ‡	4,300	125
Crown Castle Inc ‡	10,796	822
CubeSmart ‡	7,000	278

22	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Digital Realty Trust Inc ‡	9,746	$1,809
EastGroup Properties Inc ‡	1,600	319
EPR Properties ‡	2,200	129
Equinix Inc ‡	2,561	2,681
Equity LifeStyle Properties Inc ‡	5,700	362
Equity Residential ‡	19,467	1,268
Essex Property Trust Inc ‡	1,863	527
Extra Space Storage Inc ‡	5,198	733
Federal Realty Investment Trust ‡	2,396	278
Fermi Inc *‡	5,800	29
First Industrial Realty Trust Inc ‡	3,800	235
Gaming and Leisure Properties Inc ‡	7,935	334
Healthcare Realty Trust Inc, Cl A ‡	9,800	187
Healthpeak Properties Inc ‡	20,874	435
Host Hotels & Resorts Inc ‡	19,540	428
Howard Hughes Holdings Inc *	1,073	69
Invitation Homes Inc ‡	15,000	437
Iron Mountain Inc ‡	7,703	889
Janus Living Inc, Cl A ‡	1,300	39
Jones Lang LaSalle Inc *	1,300	476
Kilroy Realty Corp ‡	3,500	127
Kimco Realty Corp ‡	16,671	395
Lamar Advertising Co, Cl A ‡	1,940	289
Lineage Inc ‡	2,100	82
Medical Properties Trust Inc ‡	17,800	71
Mid-America Apartment Communities Inc ‡	2,750	354
Millrose Properties Inc ‡	4,369	133
NNN REIT Inc ‡	5,500	249
Omega Healthcare Investors Inc ‡	7,900	361
Prologis Inc ‡	25,303	3,540
Public Storage ‡	4,356	1,337
Rayonier Inc ‡	5,752	118
Realty Income Corp ‡	24,454	1,499
Regency Centers Corp ‡	4,958	371
Rexford Industrial Realty Inc ‡	6,700	248
SBA Communications Corp, Cl A ‡	2,732	518
Simon Property Group Inc ‡	8,681	1,843
STAG Industrial Inc ‡	6,100	227
Sun Communities Inc ‡	2,900	352
UDR Inc ‡	9,993	369
Ventas Inc ‡	12,492	1,139
VICI Properties Inc, Cl A ‡	30,300	777
Vornado Realty Trust ‡	4,636	173
Welltower Inc ‡	18,783	4,437
Weyerhaeuser Co ‡	21,246	497
WP Carey Inc ‡	6,200	434
Zillow Group Inc, Cl A *	1,143	41
Zillow Group Inc, Cl C *	4,886	171
		38,651
Utilities — 1.9%
AES Corp/The	21,424	316
Alliant Energy Corp	6,252	425
Ameren Corp	7,690	815
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Electric Power Co Inc	14,500	$1,775
American Water Works Co Inc	4,700	650
Atmos Energy Corp	4,491	746
Brookfield Renewable Corp	4,000	129
CenterPoint Energy Inc	18,615	737
Clearway Energy Inc, Cl C	3,700	117
CMS Energy Corp	7,242	493
Consolidated Edison Inc	9,616	1,029
Constellation Energy Corp	8,592	2,361
Dominion Energy Inc	23,170	1,529
DTE Energy Co	5,364	728
Duke Energy Corp	20,766	2,490
Edison International	9,879	533
Entergy Corp	12,096	1,286
Essential Utilities Inc	8,546	352
Evergy Inc	6,649	539
Eversource Energy	10,526	738
Exelon Corp	27,276	1,193
FirstEnergy Corp	15,727	721
IDACORP Inc, Cl Rights	1,700	231
MDU Resources Group Inc	6,821	136
National Fuel Gas Co	2,889	240
NextEra Energy Inc	54,942	4,524
NiSource Inc	13,321	545
NRG Energy Inc	5,500	606
OGE Energy Corp	5,836	266
Oklo Inc, Cl A *	2,800	114
PG&E Corp	57,318	761
Pinnacle West Capital Corp	3,392	331
PPL Corp	21,226	724
Public Service Enterprise Group Inc	13,252	972
Sempra	17,446	1,425
Southern Co/The	29,153	2,565
Talen Energy Corp *	1,300	385
UGI Corp	6,425	247
Vistra Corp	9,000	1,236
WEC Energy Group Inc	8,657	919
Xcel Energy Inc	16,181	1,225
		37,154

Total Common Stock
(Cost $271,906) ($ Thousands)		1,873,114

	Number of Rights
RIGHTS — 0.0%
Concentra Biosciences CVR *‡‡	3,000	–
Holx CVR *‡‡	6,700	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**	25,935,181	$25,935
Total Cash Equivalent
(Cost $25,935) ($ Thousands)		25,935
Total Investments in Securities — 98.9%
(Cost $297,841) ($ Thousands)		$1,899,049

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	66	Sep-2026	$25,155	$25,407	$252
S&P Mid Cap 400 Index E-Mini	19	Sep-2026	7,221	7,157	(64)
			$32,376	$32,564	$188

Percentages are based on Net Assets of $1,920,141 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Investments Co	$259	$—	$—	$—	$68	$327	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,062	58,337	(59,464)	—	—	25,935	332	—
Totals	$27,321	$58,337	$(59,464)	$—	$68	$26,262	$334	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

24	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.3%

Communication Services — 9.0%
Alphabet Inc, Cl A	374,632	$127,131
Alphabet Inc, Cl C	301,975	101,285
AT&T Inc	443,779	11,489
Charter Communications Inc, Cl A *	5,416	826
Comcast Corp, Cl A	227,455	6,055
EchoStar Corp, Cl A *	8,800	761
Fox Corp	12,661	853
Fox Corp, Cl B	8,833	532
Live Nation Entertainment Inc *	10,283	1,850
Meta Platforms Inc, Cl A	140,316	80,308
Netflix Inc *	268,950	21,798
News Corp, Cl A	23,178	712
News Corp, Cl B	7,600	262
Omnicom Group Inc	18,194	1,593
Paramount Skydance Corp, Cl B	19,727	215
Reddit Inc, Cl A *	8,500	1,256
Take-Two Interactive Software Inc *	11,133	2,446
TKO Group Holdings Inc, Cl A	4,200	767
T-Mobile US Inc	29,681	5,356
Trade Desk Inc/The, Cl A *	27,500	377
Verizon Communications Inc	266,659	13,338
Walt Disney Co/The	110,880	11,925
Warner Bros Discovery Inc *	158,244	4,515
		395,650
Consumer Discretionary — 8.8%
Airbnb Inc, Cl A *	26,669	4,886
Amazon.com Inc *	625,430	162,468
APTIV PLC *	13,673	612
AutoZone Inc *	1,048	3,135
Best Buy Co Inc	12,835	1,029
Booking Holdings Inc	49,485	9,852
Carnival	82,028	1,960
Carvana Co, Cl A *	45,720	3,359
Chipotle Mexican Grill Inc, Cl A *	81,800	3,111
Darden Restaurants Inc	7,296	1,563
Deckers Outdoor Corp *	9,200	801
Domino's Pizza Inc	1,956	669
DoorDash Inc, Cl A *	24,180	5,603
DR Horton Inc	16,849	2,436
eBay Inc	28,310	2,932
Expedia Group Inc	7,315	2,320
Ford Motor Co	249,787	3,482
Garmin Ltd	10,416	2,959
General Motors Co	57,521	4,965
Genuine Parts Co	8,811	1,195
Hasbro Inc	8,720	821
Hilton Worldwide Holdings Inc	14,515	4,591
Home Depot Inc/The	63,614	20,855
Las Vegas Sands Corp	19,820	868
Lennar Corp, Cl A	13,682	1,151
Lowe's Cos Inc	35,761	7,320
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	6,773	$815
Marriott International Inc/MD, Cl A	13,967	4,773
McDonald's Corp	45,386	11,961
MGM Resorts International *	12,900	534
NIKE Inc, Cl B	76,575	2,991
Norwegian Cruise Line Holdings Ltd *	30,624	494
NVR Inc *	172	1,086
O'Reilly Automotive Inc *	52,855	4,694
PulteGroup Inc	12,154	1,535
Ralph Lauren Corp, Cl A	2,550	885
Ross Stores Inc	20,526	4,691
Royal Caribbean Cruises Ltd	15,916	4,277
Starbucks Corp	72,822	7,737
Tapestry Inc	12,832	1,583
Tesla Inc *	179,868	66,182
TJX Cos Inc/The	70,573	9,450
Tractor Supply Co	33,395	1,165
Ulta Beauty Inc *	2,790	1,499
Williams-Sonoma Inc	7,500	1,712
Wynn Resorts Ltd	5,332	487
Yum! Brands Inc	17,614	2,700
		386,194
Consumer Staples — 4.3%
Altria Group Inc	106,583	7,299
Archer-Daniels-Midland Co	30,767	2,501
Brown-Forman Corp, Cl B	11,148	296
Bunge Global SA	8,927	1,037
Casey's General Stores Inc	2,360	1,775
Church & Dwight Co Inc	15,075	1,504
Clorox Co/The	7,670	749
Coca-Cola Co/The	247,328	21,931
Colgate-Palmolive Co	51,063	4,586
Constellation Brands Inc, Cl A	8,883	1,160
Costco Wholesale Corp	28,360	26,769
Dollar General Corp	14,348	1,819
Dollar Tree Inc *	11,786	1,492
Estee Lauder Cos Inc/The, Cl A	16,048	1,642
General Mills Inc	34,023	1,402
Hershey Co/The	9,493	1,673
Hormel Foods Corp	19,560	427
J M Smucker Co/The	6,758	886
Kenvue Inc	122,406	2,311
Keurig Dr Pepper Inc	86,757	2,764
Kimberly-Clark Corp	21,156	2,284
Kraft Heinz Co/The	54,415	1,397
Kroger Co/The	36,182	2,082
McCormick & Co Inc/MD	16,173	877
Molson Coors Beverage Co, Cl B	10,970	436
Mondelez International Inc, Cl A	81,902	5,084
Monster Beverage Corp *	91,162	4,186
PepsiCo Inc	87,266	12,247
Philip Morris International Inc	99,563	18,648
Procter & Gamble Co/The	148,712	21,581

SEI Institutional Investments Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sysco Corp	30,510	$2,474
Target Corp	28,992	4,664
Tyson Foods Inc, Cl A	18,513	1,021
Walmart Inc	280,011	29,365
		190,369
Energy — 3.4%
APA Corp	22,891	988
Baker Hughes Co, Cl A	63,299	4,023
Chevron Corp	119,548	24,644
ConocoPhillips	77,789	10,306
Devon Energy Corp	73,569	3,569
Diamondback Energy Inc	12,343	2,474
EOG Resources Inc	34,012	4,930
EQT Corp	39,896	2,162
Expand Energy Corp	15,600	1,531
ExxonMobil Holdings	264,805	42,620
Halliburton Co	53,229	1,961
Kinder Morgan Inc	124,926	4,028
Marathon Petroleum Corp	18,689	6,977
Occidental Petroleum Corp	46,331	2,788
ONEOK Inc	40,252	3,865
Phillips 66	25,597	6,312
SLB Ltd	95,428	5,735
Targa Resources Corp	13,703	4,024
Texas Pacific Land Corp	3,780	1,415
Valero Energy Corp	18,911	6,788
Williams Cos Inc/The	78,113	5,862
		147,002
Financials — 11.8%
Aflac Inc	29,206	3,384
Allstate Corp/The	16,427	4,235
American Express Co	33,998	11,225
American International Group Inc	33,864	2,586
Ameriprise Financial Inc	5,738	3,174
Aon PLC, Cl A	13,635	4,384
Apollo Global Management Inc	29,400	4,015
Arch Capital Group Ltd *	22,228	2,180
Ares Management Corp, Cl A	13,400	1,919
Arthur J Gallagher & Co	16,365	4,290
Assurant Inc	3,131	883
Bank of America Corp	417,110	25,836
Bank of New York Mellon Corp/The	43,859	7,074
Berkshire Hathaway Inc, Cl B *	117,112	59,028
Blackrock Inc	9,235	10,672
Blackstone Inc	47,426	6,793
Block Inc, Cl A *	34,100	2,797
Brown & Brown Inc	18,545	1,338
Capital One Financial Corp	39,747	8,526
Cboe Global Markets Inc	6,680	2,005
Charles Schwab Corp/The	104,360	11,461
Chubb Ltd	23,016	7,793
Cincinnati Financial Corp	9,905	1,683
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Citigroup Inc	108,905	$14,334
Citizens Financial Group Inc	26,960	1,857
CME Group Inc, Cl A	23,131	6,604
Coinbase Global Inc, Cl A *	14,140	2,660
Corpay Inc *	4,179	1,690
Erie Indemnity Co, Cl A	1,640	419
Everest Group Ltd	2,599	974
FactSet Research Systems Inc	2,291	718
Fidelity National Information Services Inc	32,959	1,344
Fifth Third Bancorp	57,833	3,110
Fiserv Inc *	34,039	1,815
Franklin Resources Inc	19,477	665
Global Payments Inc	14,795	1,347
Globe Life Inc	5,082	878
Goldman Sachs Group Inc/The	18,857	19,345
Hartford Insurance Group Inc	17,488	2,403
Huntington Bancshares Inc/OH	129,288	2,157
Interactive Brokers Group Inc, Cl A	28,400	2,763
Intercontinental Exchange Inc	36,119	5,804
Invesco Ltd	28,670	940
Jack Henry & Associates Inc	4,482	753
JPMorgan Chase & Co	171,174	60,941
KeyCorp	59,906	1,295
KKR & Co Inc	44,100	4,839
Loews Corp	10,757	1,165
M&T Bank Corp	9,323	2,181
Marsh & McLennan Cos Inc	30,781	5,842
Mastercard Inc, Cl A	51,561	30,385
MetLife Inc	34,526	3,286
Moody's Corp	9,593	4,841
Morgan Stanley	76,609	16,342
MSCI Inc, Cl A	4,657	2,658
Nasdaq Inc	28,506	2,811
Northern Trust Corp	11,787	2,187
PayPal Holdings Inc	56,288	2,964
PNC Financial Services Group Inc/The	25,679	6,153
Principal Financial Group Inc	12,734	1,403
Progressive Corp/The	37,304	8,135
Prudential Financial Inc	22,094	2,598
Raymond James Financial Inc	11,049	1,969
Regions Financial Corp	54,378	1,625
Robinhood Markets Inc, Cl A *	50,498	5,293
S&P Global Inc	19,363	8,439
State Street Corp	17,680	3,384
Synchrony Financial	21,446	1,653
T Rowe Price Group Inc	13,653	1,519
Travelers Cos Inc/The	13,572	4,966
Truist Financial Corp	79,491	3,941
US Bancorp	99,129	6,104
Visa Inc, Cl A	106,040	40,228
W R Berkley Corp	18,775	1,268
Wells Fargo & Co	195,430	16,883

26	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	6,027	$2,040
		519,199
Health Care — 9.0%
Abbott Laboratories	111,209	12,273
AbbVie Inc	112,868	28,942
Agilent Technologies Inc	18,059	2,773
Align Technology Inc *	4,320	690
Amgen Inc	34,470	14,818
Baxter International Inc	32,826	854
Becton Dickinson & Co	17,608	3,312
Biogen Inc *	9,588	2,077
Bio-Techne Corp	9,931	718
Boston Scientific Corp *	94,825	4,580
Bristol-Myers Squibb Co	130,358	8,709
Cardinal Health Inc	14,984	3,516
Cencora Inc	12,419	4,019
Centene Corp *	29,951	1,927
Charles River Laboratories International Inc *	3,100	894
Cigna Group/The	16,902	4,666
Cooper Cos Inc/The *	12,380	868
CVS Health Corp	81,496	7,653
Danaher Corp	40,264	8,599
DaVita Inc *	2,060	363
Dexcom Inc *	24,566	2,237
Edwards Lifesciences Corp *	36,779	3,338
Elevance Health Inc	13,877	5,447
Eli Lilly & Co	50,532	58,452
GE HealthCare Technologies Inc	28,981	2,064
Gilead Sciences Inc	79,308	11,606
HCA Healthcare Inc	9,898	4,102
Henry Schein Inc *	6,237	560
Humana Inc	7,679	2,943
IDEXX Laboratories Inc *	5,043	2,807
Incyte Corp *	10,655	1,313
Insulet Corp *	4,418	657
Intuitive Surgical Inc *	22,609	8,520
IQVIA Holdings Inc *	10,663	2,785
Johnson & Johnson	153,820	40,893
Labcorp Holdings Inc	5,246	1,745
McKesson Corp	7,688	6,806
Medtronic PLC	81,973	7,431
Merck & Co Inc	157,768	23,312
Mettler-Toledo International Inc *	1,288	1,810
Moderna Inc *	22,525	3,161
Pfizer Inc	363,963	10,358
Quest Diagnostics Inc	7,197	1,730
Regeneron Pharmaceuticals Inc	6,379	5,097
ResMed Inc	9,210	2,211
Revvity Inc	7,109	915
Solventum Corp *	9,346	851
STERIS PLC	6,415	1,492
Stryker Corp	22,013	7,128
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Thermo Fisher Scientific Inc	23,726	$14,641
UnitedHealth Group Inc	58,017	22,592
Universal Health Services Inc, Cl B	3,384	576
Veeva Systems Inc, Cl A *	9,600	2,743
Vertex Pharmaceuticals Inc *	16,201	8,822
Viatris Inc	75,708	1,250
Waters Corp *	6,250	2,591
West Pharmaceutical Services Inc	4,540	1,549
Zimmer Biomet Holdings Inc	12,284	1,229
Zoetis Inc, Cl A	26,739	2,062
		392,077
Industrials — 8.0%
3M Co	33,287	5,720
A O Smith Corp	7,351	435
Allegion PLC	5,499	854
AMETEK Inc	14,596	3,433
Automatic Data Processing Inc	25,493	7,295
Axon Enterprise Inc *	5,160	2,923
Boeing Co/The *	50,345	10,461
Broadridge Financial Solutions Inc	7,326	1,336
Builders FirstSource Inc *	6,909	459
Carrier Global Corp	49,852	2,902
Caterpillar Inc	29,432	23,471
CH Robinson Worldwide Inc	7,525	1,126
Cintas Corp	21,704	4,380
Comfort Systems USA Inc	2,240	3,462
Copart Inc *	56,472	1,863
CSX Corp	118,615	5,991
Cummins Inc	8,798	4,966
Deere & Co	16,050	10,511
Delta Air Lines Inc	41,726	3,255
Dover Corp	8,580	1,666
DuPont de Nemours	8,964	1,206
Eaton Corp PLC	24,816	9,973
EMCOR Group Inc	2,820	2,071
Emerson Electric Co	35,790	5,456
Equifax Inc	7,590	1,436
Expeditors International of Washington Inc	8,538	1,619
Fastenal Co	73,246	3,612
FedEx Corp	14,007	4,586
Fedex Freight Holding *	7,023	939
Ferguson Enterprises Inc	12,400	2,784
Fortive Corp	19,824	1,166
GE Vernova Inc	17,166	15,424
Generac Holdings Inc *	3,927	728
General Dynamics Corp	16,200	6,016
General Electric Co	66,627	22,367
Honeywell Aerospace *	20,213	3,196
Honeywell International	20,213	4,316
Howmet Aerospace Inc	25,551	6,259
Hubbell Inc, Cl B	3,376	1,529
Huntington Ingalls Industries Inc	2,487	724
IDEX Corp	4,666	1,067

SEI Institutional Investments Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	16,695	$4,597
Ingersoll Rand Inc	22,733	1,752
Jacobs Solutions Inc	7,564	1,127
JB Hunt Transport Services Inc	4,860	1,290
Johnson Controls International PLC	38,962	5,386
L3Harris Technologies Inc	11,893	3,167
Leidos Holdings Inc	8,039	1,127
Lennox International Inc	2,080	796
Lockheed Martin Corp	12,943	7,264
Masco Corp	13,057	942
Nordson Corp	3,490	1,123
Norfolk Southern Corp	14,343	4,917
Northrop Grumman Corp	8,508	4,592
Old Dominion Freight Line Inc	11,640	2,328
Otis Worldwide Corp	24,486	1,742
PACCAR Inc	33,623	4,174
Parker-Hannifin Corp	8,043	7,878
Paychex Inc	20,589	2,622
Pentair PLC	10,656	644
Quanta Services Inc	9,587	5,820
Republic Services Inc, Cl A	12,731	2,813
Rockwell Automation Inc	7,104	3,015
Rollins Inc	19,058	687
RTX Corp	86,056	17,876
Snap-on Inc	3,370	1,302
Southwest Airlines Co	31,127	1,199
Stanley Black & Decker Inc	9,841	948
Textron Inc	11,269	908
Trane Technologies PLC	14,112	6,271
TransDigm Group Inc	3,567	4,180
Uber Technologies Inc *	130,000	9,835
Union Pacific Corp	37,893	11,393
United Airlines Holdings Inc *	20,747	2,240
United Parcel Service Inc, Cl B	47,615	4,963
United Rentals Inc	4,011	4,163
Veralto Corp	15,621	1,540
Verisk Analytics Inc, Cl A	8,301	1,609
Vertiv Holdings Co, Cl A	24,540	6,349
Waste Management Inc	23,554	5,156
Westinghouse Air Brake Technologies Corp	10,861	3,105
WW Grainger Inc	2,768	3,625
Xylem Inc/NY	15,137	1,667
		351,115
Information Technology — 36.6%
Accenture PLC, Cl A	39,219	7,442
Adobe Inc *	25,793	7,552
Advanced Micro Devices Inc *	104,176	49,038
Akamai Technologies Inc *	9,289	1,009
Amphenol Corp, Cl A	78,598	12,462
Analog Devices Inc	31,193	11,296
Apple Inc	938,371	297,323
Applied Materials Inc	50,677	23,230
AppLovin Corp, Cl A *	17,166	5,357
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	65,976	$12,911
Autodesk Inc *	13,429	3,472
Broadcom Inc	302,470	112,017
Cadence Design Systems Inc *	17,598	5,962
CDW Corp/DE	8,179	1,240
Ciena Corp *	9,040	3,460
Cisco Systems Inc	252,293	27,876
Cognizant Technology Solutions Corp, Cl A	30,227	1,952
Coherent Corp *	12,480	3,467
Corning Inc	50,036	7,442
Crowdstrike Holdings Inc, Cl A *	65,040	15,024
Datadog Inc, Cl A *	21,100	5,002
Dell Technologies Inc, Cl C	18,500	8,436
F5 Inc *	3,612	1,471
Fair Isaac Corp *	1,475	1,692
First Solar Inc *	7,031	1,420
Flex Ltd *	23,500	2,567
Fortinet Inc *	39,808	6,804
Gartner Inc *	4,441	880
Gen Digital Inc	35,654	1,105
GoDaddy Inc, Cl A *	8,600	842
Hewlett Packard Enterprise Co	84,741	4,427
HP Inc	59,457	1,785
Intel Corp *	315,564	28,246
International Business Machines Corp	60,001	14,032
Intuit Inc	17,669	6,348
Jabil Inc	6,709	2,048
Keysight Technologies Inc *	10,960	3,537
KLA Corp	83,430	14,638
Lam Research Corp	79,890	24,086
Lumentum Holdings Inc *	4,960	4,537
Marvell Technology Inc	55,900	11,832
Microchip Technology Inc	34,544	2,537
Micron Technology Inc	72,045	69,072
Microsoft Corp	474,590	240,755
Monolithic Power Systems Inc	3,137	3,977
Motorola Solutions Inc	10,584	5,136
NetApp Inc	12,615	2,337
NVIDIA Corp	1,547,480	341,653
NXP Semiconductors NV	16,129	3,623
ON Semiconductor Corp *	24,959	1,849
Oracle Corp	108,337	16,155
Palantir Technologies Inc, Cl A *	146,700	27,342
Palo Alto Networks Inc *	51,814	19,800
PTC Inc *	7,446	1,160
Qnity Electronics Inc	13,346	1,594
QUALCOMM Inc	67,322	11,477
Roper Technologies Inc	6,448	2,738
Salesforce Inc	52,231	13,452
SanDisk Corp/DE *	9,460	14,821
Seagate Technology Holdings PLC	14,320	11,862
ServiceNow Inc *	65,900	9,752
Skyworks Solutions Inc	9,557	640

28	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Super Micro Computer Inc *	35,800	$1,335
Synopsys Inc *	12,242	5,381
TE Connectivity PLC	18,603	3,818
Teledyne Technologies Inc *	2,943	1,804
Teradyne Inc	9,977	3,490
Texas Instruments Inc	58,162	15,175
Trimble Inc *	15,417	924
Tyler Technologies Inc *	2,785	1,037
VeriSign Inc	5,344	1,541
Western Digital Corp	22,008	9,916
Workday Inc, Cl A *	13,000	2,567
Zebra Technologies Corp, Cl A *	3,046	1,077
		1,605,064
Materials — 1.8%
Air Products and Chemicals Inc	14,219	4,400
Albemarle Corp	7,696	1,039
Amcor PLC	29,422	1,350
Avery Dennison Corp	5,063	882
Ball Corp	17,261	1,087
CF Industries Holdings Inc	9,767	1,270
Corteva Inc	42,637	3,608
CRH PLC	42,600	4,017
Dow Inc	46,899	1,431
Ecolab Inc	16,164	4,578
Freeport-McMoRan Inc, Cl B	91,759	6,950
International Flavors & Fragrances Inc	16,277	1,405
International Paper Co	33,675	1,277
Linde PLC	29,532	14,458
LyondellBasell Industries NV, Cl A	16,875	1,098
Martin Marietta Materials Inc	3,825	1,984
Mosaic Co/The	20,430	493
Newmont Corp	68,125	8,588
Nucor Corp	14,520	3,625
Packaging Corp of America	5,685	1,330
PPG Industries Inc	14,202	1,593
Sherwin-Williams Co/The	14,631	4,957
Smurfit WestRock PLC	33,391	1,566
Steel Dynamics Inc	8,619	2,005
Vulcan Materials Co	8,269	2,229
		77,220
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	10,154	521
American Tower Corp, Cl A ‡	29,754	5,228
BXP Inc ‡	9,936	676
Camden Property Trust ‡	6,623	701
CBRE Group Inc, Cl A *	18,696	2,726
CoStar Group Inc *	26,995	866
Crown Castle Inc ‡	27,793	2,116
Digital Realty Trust Inc ‡	22,199	4,120
Equinix Inc ‡	6,317	6,612
Equity Residential ‡	46,712	3,043
Essex Property Trust Inc ‡	4,086	1,156
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	13,517	$1,907
Federal Realty Investment Trust ‡	5,247	609
Healthpeak Properties Inc ‡	45,500	947
Host Hotels & Resorts Inc ‡	42,008	921
Invitation Homes Inc ‡	35,511	1,035
Iron Mountain Inc ‡	18,998	2,191
Kimco Realty Corp ‡	43,810	1,039
Mid-America Apartment Communities Inc ‡	7,428	957
Prologis Inc ‡	60,761	8,502
Public Storage ‡	10,682	3,279
Realty Income Corp ‡	59,499	3,646
Regency Centers Corp ‡	10,452	781
SBA Communications Corp, Cl A ‡	6,736	1,278
Simon Property Group Inc ‡	20,670	4,389
UDR Inc ‡	19,175	708
Ventas Inc ‡	30,988	2,825
VICI Properties Inc, Cl A ‡	69,668	1,787
Welltower Inc ‡	45,104	10,655
Weyerhaeuser Co ‡	47,398	1,108
		76,329
Utilities — 1.9%
AES Corp/The	45,279	667
Alliant Energy Corp	16,867	1,147
Ameren Corp	17,654	1,872
American Electric Power Co Inc	34,707	4,249
American Water Works Co Inc	12,437	1,719
Atmos Energy Corp	10,853	1,803
CenterPoint Energy Inc	42,586	1,686
CMS Energy Corp	20,175	1,373
Consolidated Edison Inc	23,494	2,514
Constellation Energy Corp	20,415	5,609
Dominion Energy Inc	56,124	3,705
DTE Energy Co	13,300	1,804
Duke Energy Corp	49,725	5,963
Edison International	24,553	1,325
Entergy Corp	29,172	3,101
Evergy Inc	14,686	1,190
Eversource Energy	24,510	1,719
Exelon Corp	65,305	2,855
FirstEnergy Corp	33,150	1,520
NextEra Energy Inc	133,176	10,966
NiSource Inc	31,491	1,289
NRG Energy Inc	13,485	1,485
PG&E Corp	140,468	1,864
Pinnacle West Capital Corp	7,895	771
PPL Corp	47,920	1,636
Public Service Enterprise Group Inc	31,813	2,333
Sempra	41,693	3,406
Southern Co/The	71,953	6,332
Vistra Corp	20,200	2,775
WEC Energy Group Inc	20,775	2,206

SEI Institutional Investments Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	39,836	$3,015
		83,899

Total Common Stock
(Cost $1,018,612) ($ Thousands)		4,224,118

	Number of Rights
RIGHTS — 0.0%
Hologic, Inc. *‡‡	16,529	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	72,476,146	$72,476
Total Cash Equivalent
(Cost $72,476) ($ Thousands)		72,476
Total Investments in Securities — 98.0%
(Cost $1,091,088) ($ Thousands)		$4,296,594

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	242	Sep-2026	$92,107	$93,158	$1,051

Percentages are based on Net Assets of $4,384,239 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$71,220	$104,489	$(103,233)	$—	$—	$72,476	$750	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

30	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%
Australia — 0.8%
Health Care — 0.0%
Benitec Biopharma Inc*	1,500	$18

Information Technology — 0.1%
IREN Ltd*	48,400	1,797

Materials — 0.7%
Anglogold Ashanti PLC	75,000	8,424
Total Australia		10,239
Austria — 0.0%
Materials — 0.0%
Critical Metals Corp*	10,100	73

Bahamas — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings Ltd	13,000	323

Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A*	24,100	259
Liberty Global Ltd, Cl C*	21,000	220
		479
Materials — 0.0%
Titan America SA	3,600	54
Total Belgium		533
Bermuda — 0.3%
Energy — 0.0%
Teekay Corp Ltd	6,300	83

Financials — 0.3%
Bank of NT Butterfield & Son Ltd/The	6,300	371
Hamilton Insurance Group Ltd, Cl B	5,500	193
Marex Group Ltd	9,500	689
RenaissanceRe Holdings Ltd	6,126	2,007
		3,260
Industrials — 0.0%
Himalaya Shipping Ltd	4,900	82
Total Bermuda		3,425
Brazil — 0.7%
Financials — 0.7%
NU Holdings Ltd/Cayman Islands, Cl A*	514,100	7,480
Pagseguro Digital Ltd, Cl A	22,400	202
StoneCo Ltd, Cl A	29,800	289
XP Inc, Cl A	59,000	1,076
		9,047
Total Brazil		9,047
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cameroon — 0.1%
Energy — 0.1%
Golar LNG Ltd	14,202	$731

Canada — 0.9%
Consumer Discretionary — 0.3%
Restaurant Brands International Inc	51,600	4,019

Energy — 0.0%
Kolibri Global Energy Inc*	4,700	28
Teekay Tankers Ltd, Cl A	3,300	296
		324
Financials — 0.0%
Kingsway Corp*	1,600	16

Health Care — 0.1%
Aurinia Pharmaceuticals Inc*	14,900	240
Bright Minds Biosciences Inc*	1,500	108
Fennec Pharmaceuticals Inc*	1,800	22
Xenon Pharmaceuticals Inc*	13,600	819
		1,189
Industrials — 0.2%
Brookfield Business Corp, Cl A	9,300	255
RB Global Inc	28,033	2,371
		2,626
Information Technology — 0.0%
Canadian Solar Inc*	5,300	65

Materials — 0.2%
Almonty Industries Inc*	32,300	575
Elemental Royalty Corp	3,500	75
McEwen Inc*	6,100	123
Novagold Resources Inc*	46,500	400
SSR Mining Inc	32,000	1,204
Vox Royalty Corp	4,400	24
		2,401
Real Estate — 0.0%
Real Brokerage Inc/The*	3,344	63

Utilities — 0.1%
Brookfield Infrastructure Corp, Cl A	18,750	717
Brookfield Renewable Corp	20,716	666
		1,383
Total Canada		12,086
Cayman Islands — 0.1%
Financials — 0.1%
Accelerant Holdings, Cl A*	6,800	134
Bullish*	1,500	51
Patria Investments Ltd, Cl A	10,800	122

SEI Institutional Investments Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Webull Corp*	45,000	$427
		734
Total Cayman Islands		734
China — 0.1%
Financials — 0.0%
Chaince Digital Holdings Inc*	8,900	26

Information Technology — 0.1%
ACM Research Inc, Cl A*	7,400	539
indie Semiconductor Inc, Cl A*	27,400	102
		641
Total China		667
Costa Rica — 0.0%
Health Care — 0.0%
Establishment Labs Holdings Inc*	3,600	250

Denmark — 0.2%
Health Care — 0.2%
Ascendis Pharma A/S*	7,300	1,920

Finland — 0.1%
Consumer Discretionary — 0.1%
Amer Sports Inc*	26,200	800

Germany — 0.0%
Consumer Discretionary — 0.0%
Birkenstock Holding PLC*	5,700	199

Materials — 0.0%
Orion SA	10,400	65
Total Germany		264
Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd*	71,775	205

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	13,300	1,247

Guernsey — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC Ltd	25,800	349

Ireland — 0.0%
Energy — 0.0%
Ardmore Shipping Corp	6,200	108

Health Care — 0.0%
Prothena Corp PLC*	7,900	74
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
Cimpress PLC*	2,499	$222
Total Ireland		404
Isle of Man — 0.0%
Materials — 0.0%
Lifezone Metals Ltd*	6,000	28

Israel — 0.0%
Communication Services — 0.0%
Nexxen International Ltd*	5,600	55
Taboola.com Ltd*	12,900	48
		103
Consumer Staples — 0.0%
Oddity Tech Ltd, Cl A*	3,800	55
Total Israel		158
Italy — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna NV	9,200	125

Japan — 0.1%
Information Technology — 0.1%
Allegro MicroSystems Inc*	18,500	671

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding Corp/NV*	2,800	490

Mexico — 0.3%
Consumer Discretionary — 0.0%
Dauch Corp*	34,898	218

Energy — 0.0%
Borr Drilling Ltd*	36,200	162

Materials — 0.3%
Southern Copper Corp	13,709	2,864
Total Mexico		3,244
Monaco — 0.1%
Energy — 0.1%
Scorpio Tankers Inc	6,813	537

Industrials — 0.0%
Costamare Bulkers Holdings Ltd*	1,420	29
Costamare Inc	7,100	109
Safe Bulkers Inc	12,300	106
		244
Total Monaco		781
Norway — 0.1%
Energy — 0.1%
FLEX LNG Ltd	5,800	184

32	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seadrill Ltd*	9,400	$458
SFL Corp Ltd, Cl B	18,576	231
		873
Total Norway		873
Panama — 0.0%
Financials — 0.0%
Bladex Inc, Cl E	3,812	206

Puerto Rico — 0.2%
Communication Services — 0.0%
Liberty Latin America Ltd, Cl A*	5,700	49
Liberty Latin America Ltd, Cl C*	19,562	167
		216
Financials — 0.2%
EVERTEC Inc	10,200	302
First BanCorp/Puerto Rico	23,916	667
OFG Bancorp	5,625	293
Popular Inc	9,656	1,624
		2,886
Total Puerto Rico		3,102
Singapore — 0.0%
Information Technology — 0.0%
Kulicke & Soffa Industries Inc	7,100	568

South Africa — 0.0%
Materials — 0.0%
Caledonia Mining Corp PLC	2,500	63

South Korea — 0.2%
Communication Services — 0.0%
Webtoon Entertainment Inc*	3,800	40

Consumer Discretionary — 0.2%
Coupang Inc, Cl A*	188,000	3,019

Health Care — 0.0%
Artiva Biotherapeutics Inc*	3,400	39
Total South Korea		3,098
Switzerland — 0.2%
Consumer Discretionary — 0.1%
Garrett Motion Inc	25,800	696
On Holding AG, Cl A*	34,600	986
		1,682
Health Care — 0.1%
ADC Therapeutics SA*	8,000	9
CRISPR Therapeutics AG*	13,900	792
		801
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
Aebi Schmidt Holding AG	5,617	$71
Total Switzerland		2,554
Thailand — 0.2%
Information Technology — 0.2%
Fabrinet*	5,415	2,236

United Kingdom — 0.4%
Consumer Discretionary — 0.0%
Genius Sports Ltd*	33,000	245

Energy — 0.4%
TechnipFMC PLC	59,400	4,642

Financials — 0.0%
Pelagos Insurance Capital Ltd	4,700	115

Health Care — 0.0%
Zura Bio Ltd, Cl A*	7,200	40

Industrials — 0.0%
Luxfer Holdings PLC	2,400	41
Total United Kingdom		5,083
United States — 93.0%
Communication Services — 4.5%
Advantage Solutions Inc*	756	25
AMC Entertainment Holdings Inc, Cl A*	102,093	270
AMC Global Media Inc, Cl A*	6,660	84
Angi Inc, Cl A*	6,341	29
Anterix Inc*	1,400	127
AST SpaceMobile Inc, Cl A*	38,800	2,293
Atlanta Braves Holdings Inc, Cl A*	303	17
Atlanta Braves Holdings Inc, Cl C*	7,905	392
ATN International Inc	2,267	68
Bandwidth Inc, Cl A*	3,600	174
Boston Omaha Corp, Cl A*	4,300	59
Bumble Inc, Cl A*	7,100	19
Cable One Inc*	900	25
Cargurus Inc, Cl A*	11,800	421
Cars.com Inc*	6,600	77
Cinemark Holdings Inc	15,740	560
Clear Channel Outdoor Holdings Inc, Cl A*	45,600	108
Cogent Communications Holdings Inc	7,004	67
CuriosityStream Inc	4,100	11
DoubleVerify Holdings Inc*	17,800	238
Entravision Communications Corp, Cl A	5,700	46
EverQuote Inc, Cl A*	4,400	112
EW Scripps Co/The, Cl A*	13,896	46
fuboTV Inc, Cl A*	4,042	43
Globalstar Inc*	8,127	663
Gogo Inc*	9,800	25
Gray Media Inc	13,900	68

SEI Institutional Investments Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grindr Inc*	4,700	$73
Ibotta Inc, Cl A*	1,400	52
IDT Corp, Cl B	2,500	171
iHeartMedia Inc, Cl A*	24,700	67
IMAX Corp*	7,000	358
Iridium Communications Inc	14,346	674
John Wiley & Sons Inc, Cl A	6,372	334
Liberty Capital Corp, Cl A*	455	12
Liberty Capital Corp, Cl C*	4,956	129
Liberty Live Holdings Inc, Cl A*	3,209	319
Liberty Live Holdings Inc, Cl C*	7,499	776
Liberty Media Corp-Liberty Formula One, Cl A*	3,208	295
Liberty Media Corp-Liberty Formula One, Cl C*	32,742	3,273
Lionsgate Studios Corp*	27,733	314
Lumen Technologies Inc*	142,800	892
Madison Square Garden Entertainment Corp, Cl A*	5,811	451
Madison Square Garden Sports Corp, Cl A*	2,459	946
Magnite Inc*	20,638	485
Marcus Corp/The	2,561	73
Match Group Inc	35,500	1,443
MediaAlpha Inc, Cl A*	4,537	57
MNTN Inc, Cl A*	3,900	51
National CineMedia Inc	11,700	29
New York Times Co/The, Cl A	22,582	1,519
Newsmax Inc, Cl B*	9,900	107
Nexstar Media Group Inc, Cl A	4,044	737
Nextdoor Holdings Inc*	29,000	65
NIQ Global Intelligence PLC*	8,800	168
Optimum Communications Inc, Cl A*	20,035	19
People Inc*	10,076	386
Pinterest Inc, Cl A*	71,811	1,559
Playtika Holding Corp	11,625	26
PubMatic Inc, Cl A*	7,100	118
QuinStreet Inc*	7,186	140
Reservoir Media Inc*	4,100	40
ROBLOX Corp, Cl A*	95,500	3,943
Roku Inc, Cl A*	19,248	3,021
RUM Group Inc*	11,700	105
Scholastic Corp	3,167	122
Shenandoah Telecommunications Co	5,704	71
Shutterstock Inc	2,997	17
Sinclair Inc	4,811	68
Sirius XM Holdings Inc	27,454	773
Space Exploration Technologies Corp, Cl A*	78,599	11,294
Sphere Entertainment Co*	4,011	547
Spok Holdings Inc	1,500	16
Spotify Technology SA*	23,483	12,766
Stagwell Inc, Cl A*	15,200	132
STARZ ENTERTAINMENT CORP*	2,614	69
Stubhub Holdings Inc, Cl A*	29,900	191
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TechTarget Inc*	4,200	$16
Telephone and Data Systems Inc	15,555	524
TripAdvisor Inc*	17,100	163
Trump Media & Technology Group Corp*	24,500	239
Uniti Group Inc*	25,602	254
USA TODAY Co Inc*	16,087	101
Versant Media Group Inc	21,200	872
Yelp Inc, Cl A*	8,198	183
Ziff Davis Inc*	4,857	268
ZipRecruiter Inc, Cl A*	15,100	64
ZoomInfo Technologies Inc, Cl A*	42,400	180
		58,224
Consumer Discretionary — 8.1%
1-800-Flowers.com Inc, Cl A*	5,400	20
Abercrombie & Fitch Co, Cl A*	6,200	887
Academy Sports & Outdoors Inc	10,100	434
Accel Entertainment Inc, Cl A*	9,500	111
Acushnet Holdings Corp	4,200	363
Adient PLC*	13,000	247
ADT Inc	83,961	620
Advance Auto Parts Inc	9,400	396
American Eagle Outfitters Inc	24,222	403
American Public Education Inc*	2,600	119
Aramark	39,300	2,213
Arhaus Inc, Cl A	8,400	73
Arko Corp	14,200	65
Asbury Automotive Group Inc*	2,998	634
AutoNation Inc*	3,800	765
Bally's Corp*	800	7
Barnes & Noble Education Inc	1,100	13
Bath & Body Works Inc	32,000	616
Beazer Homes USA Inc*	3,461	115
Bed Bath & Beyond Inc*	8,900	35
Biglari Holdings Inc, Cl B*	182	71
BJ's Restaurants Inc*	3,142	200
Black Rock Coffee Bar Inc, Cl A*	3,600	34
Bloomin' Brands Inc	12,950	133
Bob's Discount Furniture Inc*	5,000	84
Boot Barn Holdings Inc*	4,700	708
BorgWarner Inc	30,100	1,931
Boyd Gaming Corp	7,845	609
Bright Horizons Family Solutions Inc*	8,235	611
Brightstar Lottery PLC	17,100	193
Brinker International Inc*	6,482	1,481
Brunswick Corp/DE	10,083	765
Buckle Inc/The	5,051	215
Build-A-Bear Workshop Inc	2,200	67
Burlington Stores Inc*	9,440	2,452
Caesars Entertainment Inc*	31,200	927
Caleres Inc	5,576	68
Callaway Golf Co*	21,206	333
Camping World Holdings Inc, Cl A	9,500	61
Capri Holdings Ltd*	18,600	246

34	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CarMax Inc*	21,700	$1,331
Carriage Services Inc, Cl A	1,606	54
Carter's Inc	5,770	187
Cava Group Inc*	15,000	986
Cavco Industries Inc*	1,211	677
Century Communities Inc	3,100	209
Champion Homes Inc*	7,700	687
Cheesecake Factory Inc/The	6,823	747
Chewy Inc, Cl A*	33,100	788
Choice Hotels International Inc	3,777	390
Churchill Downs Inc	9,762	854
Citi Trends Inc*	700	48
Columbia Sportswear Co	3,744	215
Cooper-Standard Holdings Inc*	2,000	54
Coursera Inc*	34,060	222
Covista Inc*	5,281	699
Cracker Barrel Old Country Store Inc	3,244	179
Cricut Inc, Cl A	5,900	35
Crocs Inc*	7,503	903
Dana Inc	16,198	486
Dave & Buster's Entertainment Inc*	3,800	34
Designer Brands Inc, Cl A	6,492	35
Dick's Sporting Goods Inc	9,435	1,275
Dillard's Inc, Cl A	462	289
Dine Brands Global Inc	2,572	85
Dorman Products Inc*	4,140	533
DraftKings Inc, Cl A*	69,982	1,700
Dream Finders Homes Inc, Cl A*	4,700	66
Driven Brands Holdings Inc*	10,500	130
Duolingo Inc, Cl A*	5,940	881
Dutch Bros Inc, Cl A*	17,200	840
El Pollo Loco Holdings Inc*	3,900	60
Ethan Allen Interiors Inc	4,276	101
Etsy Inc*	13,800	1,122
EVgo Inc, Cl A*	17,700	24
Figs Inc, Cl A*	16,300	250
First Watch Restaurant Group Inc*	9,900	126
Five Below Inc*	8,205	2,025
Flexsteel Industries Inc	300	24
Floor & Decor Holdings Inc, Cl A*	16,500	829
Flutter Entertainment PLC*	20,740	2,078
Fox Factory Holding Corp*	5,700	116
Frontdoor Inc*	10,450	845
Funko Inc, Cl A*	6,000	40
GameStop Corp, Cl A*	62,600	1,151
Gap Inc/The	34,700	774
Genesco Inc*	2,169	73
Gentex Corp	29,990	671
Gentherm Inc*	4,248	167
GigaCloud Technology Inc, Cl A*	3,900	189
G-III Apparel Group Ltd	5,906	192
Global Business Travel Group I*	17,100	162
Gold.com Inc	2,500	112
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goodyear Tire & Rubber Co/The*	45,268	$284
Graham Holdings Co, Cl B	490	553
Grand Canyon Education Inc*	4,115	610
Green Brick Partners Inc*	3,900	282
Group 1 Automotive Inc	1,835	495
Groupon Inc, Cl A*	3,800	73
H&R Block Inc	19,400	1,002
Hamilton Beach Brands Holding Co, Cl A	500	16
Harley-Davidson Inc	15,500	428
Haverty Furniture Cos Inc	1,563	43
Helen of Troy Ltd*	3,348	101
Hilton Grand Vacations Inc*	7,370	313
Holley Inc*	13,400	38
Hovnanian Enterprises Inc, Cl A*	600	74
Hyatt Hotels Corp, Cl A	6,127	1,023
Inspired Entertainment Inc*	2,000	12
Installed Building Products Inc	3,340	811
Jack in the Box Inc*	2,221	37
JAKKS Pacific Inc	500	13
Johnson Outdoors Inc, Cl A	1,400	63
KB Home	8,485	452
KinderCare Learning Cos Inc*	5,400	14
Kohl's Corp	16,400	292
Kontoor Brands Inc	7,600	573
Krispy Kreme Inc*	14,400	49
Kura Sushi USA Inc, Cl A*	800	37
Lands' End Inc*	2,862	34
Latham Group Inc*	7,300	52
Laureate Education Inc, Cl A*	18,600	698
La-Z-Boy Inc	6,326	200
LCI Industries	3,749	377
Lear Corp	7,771	971
Legacy Housing Corp*	1,400	39
LGI Homes Inc*	3,200	179
Life Time Group Holdings Inc*	22,000	924
Lincoln Educational Services Corp*	4,300	108
Lindblad Expeditions Holdings Inc*	6,900	183
Lithia Motors Inc, Cl A	3,433	1,261
Livewire Group Inc*	4,900	6
LKQ Corp	36,300	911
Lovesac Co/The*	2,900	45
Lucid Group Inc, Cl A*	18,160	88
M/I Homes Inc*	3,594	535
Macy's Inc	40,600	892
Malibu Boats Inc, Cl A*	2,100	57
MarineMax Inc*	3,561	186
Marriott Vacations Worldwide Corp	4,172	435
MasterCraft Boat Holdings Inc*	2,518	59
Mattel Inc*	45,100	674
Matthews International Corp, Cl A	6,113	127
McGraw Hill Inc*	4,100	54
Meritage Homes Corp	9,122	633
Mohawk Industries Inc*	7,700	988

SEI Institutional Investments Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monarch Casino & Resort Inc	1,500	$181
Monro Inc	2,928	36
Motorcar Parts of America Inc*	1,400	16
Movado Group Inc	1,320	45
Murphy USA Inc	2,460	1,268
Nathan's Famous Inc	400	39
National Vision Holdings Inc*	11,700	200
Navan Inc, Cl A*	13,800	401
Newell Brands Inc	64,500	403
Ollie's Bargain Outlet Holdings Inc*	8,500	641
OneWater Marine Inc, Cl A*	2,200	26
Outdoor Holding Co*	17,700	38
Oxford Industries Inc	2,154	82
Papa John's International Inc	4,442	104
Patrick Industries Inc	4,187	342
Pattern Group Inc, Cl A*	3,500	73
Peloton Interactive Inc, Cl A*	65,035	349
Penn Entertainment Inc*	18,000	301
Penske Automotive Group Inc	2,688	582
Perdoceo Education Corp	7,954	264
Petco Health & Wellness Co Inc, Cl A*	13,500	36
Phinia Inc	5,800	397
Phoenix Education Partners Inc	400	12
Planet Fitness Inc, Cl A*	11,100	573
Polaris Inc	8,207	530
Pool Corp	5,000	933
Portillo's Inc, Cl A*	10,200	47
Pursuit Attractions and Hospitality Inc*	3,771	181
PVH Corp	6,500	482
QuantumScape Corp, Cl A*	72,300	404
RCI Hospitality Holdings Inc	1,400	41
RealReal Inc/The*	14,500	148
Red Rock Resorts Inc, Cl A	6,500	365
Revolve Group Inc, Cl A*	5,300	118
RH*	2,411	360
Rivian Automotive Inc, Cl A*	134,900	2,166
Rocky Brands Inc	1,600	72
Rush Street Interactive Inc, Cl A*	13,600	350
Sabre Corp*	55,600	121
Sally Beauty Holdings Inc*	14,191	232
Savers Value Village Inc*	6,200	64
Serve Robotics Inc*	8,100	39
Service Corp International/US	19,689	1,607
Shake Shack Inc, Cl A*	6,300	434
SharkNinja Inc*	12,300	2,368
Shoe Station Group Inc	1,852	25
Signet Jewelers Ltd	6,100	502
Six Flags Entertainment Corp*	14,793	223
Smith & Wesson Brands Inc	6,283	80
Solid Power Inc*	19,600	46
Somnigroup International Inc	33,584	2,175
Sonic Automotive Inc, Cl A	2,064	162
Sonos Inc*	18,300	285
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Motor Products Inc	2,366	$89
Steven Madden Ltd	11,351	490
Stitch Fix Inc, Cl A*	17,800	56
Strategic Education Inc	2,787	231
Strattec Security Corp*	400	28
Stride Inc*	6,488	562
Sturm Ruger & Co Inc	1,742	66
Superior Group of Cos Inc	2,100	25
Sweetgreen Inc, Cl A*	17,000	118
Target Hospitality Corp*	6,100	113
Texas Roadhouse Inc, Cl A	9,966	1,949
Thor Industries Inc	7,690	584
ThredUp Inc, Cl A*	14,000	38
Toll Brothers Inc	14,239	2,043
Torrid Holdings Inc*	2,700	6
Travel + Leisure Co	8,300	571
Under Armour Inc, Cl A*	26,900	136
Under Armour Inc, Cl C*	24,900	123
United Parks & Resorts Inc*	2,000	80
Universal Technical Institute Inc*	7,300	154
Upbound Group Inc, Cl A	7,540	138
Urban Outfitters Inc*	8,300	670
Vail Resorts Inc	5,412	741
Valvoline Inc*	19,236	617
Versigent PLC*	11,300	536
VF Corp	52,000	699
Victoria's Secret & Co*	10,500	897
Viking Holdings Ltd*	26,700	2,300
Visteon Corp	3,565	363
Warby Parker Inc, Cl A*	14,600	359
Wayfair Inc, Cl A*	15,100	1,499
Wendy's Co/The	23,875	198
Weyco Group Inc	1,200	54
Whirlpool Corp	10,200	417
Wingstop Inc	3,720	407
Winmark Corp	391	130
Winnebago Industries Inc	4,435	133
Wolverine World Wide Inc	11,896	235
Wyndham Hotels & Resorts Inc	10,400	766
XMAX Inc*	5,900	53
XPEL Inc*	4,400	217
Xponential Fitness Inc, Cl A*	5,600	31
YETI Holdings Inc*	10,900	447
Zumiez Inc*	3,403	61
		104,878
Consumer Staples — 2.4%
Albertsons Cos Inc, Cl A	49,700	614
Alico Inc	1,400	56
Andersons Inc/The	5,199	337
B&G Foods Inc, Cl A	14,611	51
BellRing Brands Inc*	19,402	209
BJ's Wholesale Club Holdings Inc*	18,900	1,713
Boston Beer Co Inc/The, Cl A*	1,083	193

36	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BRC Inc, Cl A*	580	$5
Cal-Maine Foods Inc	6,628	523
Campbell's Company/The	31,000	734
Celsius Holdings Inc*	26,500	833
Central Garden & Pet Co*	600	26
Central Garden & Pet Co, Cl A*	7,161	266
Chefs' Warehouse Inc/The*	5,721	643
Coca-Cola Consolidated Inc	8,590	1,680
Conagra Brands Inc	69,000	1,105
Coty Inc, Cl A*	50,600	144
Darling Ingredients Inc*	23,857	1,581
Del Monte Corp	5,581	177
Dole PLC	10,800	150
Edgewell Personal Care Co	7,145	205
elf Beauty Inc*	8,200	894
Energizer Holdings Inc	9,045	197
Flowers Foods Inc	28,408	197
Freshpet Inc*	7,200	503
Grocery Outlet Holding Corp*	15,500	185
Herbalife Ltd*	14,344	158
Honest Co Inc/The*	9,700	55
Ingles Markets Inc, Cl A	2,645	216
Ingredion Inc	9,665	1,000
Interparfums Inc	2,706	318
J & J Snack Foods Corp	2,364	208
JBS NV, Cl A	45,800	616
John B Sanfilippo & Son Inc	1,519	112
Lamb Weston Holdings Inc	20,300	1,107
Limoneira Co	3,400	47
Mama's Creations Inc*	4,900	79
Maplebear Inc*	22,500	1,137
Marzetti Company/The	2,529	285
MGP Ingredients Inc	1,800	30
Mission Produce Inc*	10,696	136
National Beverage Corp	3,904	123
Natural Grocers by Vitamin Cottage Inc	1,485	41
Nature's Sunshine Products Inc*	2,937	42
Niagen Bioscience Inc*	7,400	23
Nu Skin Enterprises Inc, Cl A	8,205	38
Oil-Dri Corp of America	1,100	99
Performance Food Group Co*	22,727	2,254
Pilgrim's Pride Corp*	6,007	188
Post Holdings Inc*	5,969	498
PriceSmart Inc	3,623	616
Primo Brands Corp, Cl A	37,800	863
Reynolds Consumer Products Inc	8,000	185
Seaboard Corp	40	156
Seneca Foods Corp, Cl A*	462	92
Simply Good Foods Co/The*	14,700	168
Smithfield Foods Inc	6,800	149
Spectrum Brands Holdings Inc	3,390	293
Sprouts Farmers Market Inc*	13,700	1,124
Turning Point Brands Inc	2,900	235
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Natural Foods Inc*	9,498	$417
Universal Corp/VA	4,045	184
US Foods Holding Corp*	33,000	3,460
USANA Health Sciences Inc*	1,532	22
Utz Brands Inc	10,700	152
Village Super Market Inc, Cl A	1,962	85
Vita Coco Co Inc/The*	6,600	387
Vital Farms Inc*	5,500	59
WD-40 Co	1,986	425
Weis Markets Inc	1,604	114
Westrock Coffee Co*	7,900	61
Yesway Inc, Cl A*	3,900	97
		31,375
Energy — 4.4%
American Resources Corp, Cl A	8,800	21
Antero Midstream Corp	50,700	1,137
Antero Resources Corp*	45,180	1,739
Archrock Inc	26,683	841
Atlas Energy Solutions Inc, Cl A	11,200	147
BKV Corp*	3,500	85
Bristow Group Inc	3,897	177
Cactus Inc, Cl A	10,200	717
California Resources Corp	9,831	521
Calumet Inc*	10,300	512
Centrus Energy Corp, Cl A*	2,520	432
Cheniere Energy Inc	31,065	9,061
Chord Energy Corp	8,630	1,270
Clean Energy Fuels Corp*	29,988	48
CNX Resources Corp*	20,200	735
Comstock Inc*	5,400	18
Comstock Resources Inc*	11,600	167
Core Laboratories Inc	8,100	101
Core Natural Resources Inc	7,788	797
Crescent Energy Co, Cl A	40,728	558
CVR Energy Inc	4,597	192
Delek US Holdings Inc	9,390	698
DHT Holdings Inc	22,400	439
Diversified Energy Co	8,500	127
Dorian LPG Ltd	5,347	268
DT Midstream Inc	15,400	2,018
Encore Energy Corp*	25,700	32
Energy Fuels Inc/Canada*	37,000	546
Energy Services of America Corp	1,400	16
Excelerate Energy Inc, Cl A	3,300	131
Expro Ltd*	9,857	179
Flowco Holdings Inc, Cl A	4,400	97
Forum Energy Technologies Inc*	1,600	131
FutureFuel Corp	3,876	20
Gevo Inc*	34,500	57
Granite Ridge Resources Inc	8,700	44
Green Plains Inc*	11,190	162
Gulfport Energy Corp*	2,300	413
Helix Energy Solutions Group Inc*	20,969	216

SEI Institutional Investments Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helmerich & Payne Inc	14,800	$645
HF Sinclair Corp	23,400	2,378
HighPeak Energy Inc	3,300	27
Infinity Natural Resources Inc, Cl A*	2,200	34
Innovex International Inc*	6,887	211
International Seaways Inc	5,728	565
Kinetik Holdings Inc, Cl A	7,100	389
Kodiak Gas Services Inc	14,800	870
Liberty Energy Inc, Cl A	23,700	467
Lightbridge Corp*	3,400	26
Magnolia Oil & Gas Corp, Cl A	32,600	875
Matador Resources Co	17,400	1,009
Murphy Oil Corp	19,100	696
Nabors Industries Ltd*	1,991	186
NACCO Industries Inc, Cl A	900	39
National Energy Services Reunited Corp*	9,100	319
Natural Gas Services Group Inc	1,500	53
Navigator Holdings Ltd	4,900	108
New Era Energy & Digital Inc*	13,800	65
NextDecade Corp*	19,100	144
Noble Corp PLC	18,790	861
Nordic American Tankers Ltd	34,377	235
Northern Oil & Gas Inc	14,200	369
NOV Inc	54,900	1,169
Oceaneering International Inc*	14,746	763
Oil States International Inc*	8,199	72
Ovintiv Inc	42,700	2,803
Par Pacific Holdings Inc*	7,486	598
Patterson-UTI Energy Inc	48,155	609
PBF Energy Inc, Cl A	14,877	1,086
Peabody Energy Corp	16,700	496
Permian Resources Corp, Cl A	119,385	2,780
PrimeEnergy Resources Corp*	100	21
ProFrac Holding Corp, Cl A*	3,000	15
ProPetro Holding Corp*	13,100	149
Range Resources Corp	34,200	1,413
Ranger Energy Services Inc, Cl A	4,700	78
REX American Resources Corp*	3,400	140
Riley Exploration Permian Inc	1,700	66
RPC Inc	15,199	99
Sable Offshore Corp*	20,700	100
SandRidge Energy Inc	1,800	25
SEACOR Marine Holdings Inc*	7,300	70
Select Water Solutions Inc, Cl A	17,500	341
SM Energy Co	36,502	1,357
Solaris Energy Infrastructure Inc, Cl A	7,100	360
Summit Midstream Corp*	900	31
Talos Energy Inc*	19,400	335
TETRA Technologies Inc*	16,200	112
Tidewater Inc*	7,700	717
Transocean Ltd*	150,100	872
Uranium Energy Corp*	70,500	863
Ur-Energy Inc*	36,800	52
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VAALCO Energy Inc	15,500	$92
Valaris Ltd*	8,200	708
Viper Energy Inc, Cl A	28,999	1,299
Vitesse Energy Inc	5,143	90
W&T Offshore Inc	21,338	79
Weatherford International PLC	10,500	1,027
World Kinect Corp	7,541	270
		56,598
Financials — 14.3%
1st Source Corp	2,758	236
Abacus Global Management Inc	2,200	21
Acadian Asset Management Inc	4,163	392
ACNB Corp	1,900	123
Adamas Trust Inc‡	12,359	120
Affiliated Managers Group Inc	3,740	1,377
Affirm Holdings Inc, Cl A*	42,200	3,142
AGNC Investment Corp‡	173,921	1,866
Alerus Financial Corp	3,400	112
Ally Financial Inc	42,000	1,773
Amalgamated Financial Corp	3,000	144
Amerant Bancorp Inc, Cl A	5,100	146
American Coastal Insurance Corp	4,000	38
American Financial Group Inc/OH	9,653	1,376
Ameris Bancorp	9,662	814
AMERISAFE Inc	2,633	69
Ames National Corp	1,300	41
Angel Oak Mortgage REIT Inc‡	1,600	13
Annaly Capital Management Inc‡	110,939	2,543
Arbor Realty Trust Inc‡	28,600	143
Ares Commercial Real Estate Corp‡	9,600	44
ARMOUR Residential REIT Inc‡	19,084	310
Arrow Financial Corp	3,349	126
Artisan Partners Asset Management Inc, Cl A	9,300	396
Associated Banc-Corp	19,936	610
Assured Guaranty Ltd	6,487	485
Atlantic Union Bankshares Corp	21,799	879
Atlanticus Holdings Corp*	1,100	99
Avidia Bancorp Inc	4,100	91
Axis Capital Holdings Ltd	11,268	1,113
Axos Financial Inc*	8,436	817
Bakkt Inc, Cl A*	3,100	24
Baldwin Insurance Group Inc/The, Cl A*	15,500	478
Banc of California Inc	22,113	412
BancFirst Corp	3,250	355
Bancorp Inc/The*	6,392	415
Bank First Corp	1,500	226
Bank of Hawaii Corp	6,024	457
Bank of Marin Bancorp	3,614	96
Bank OZK	15,670	769
BankUnited Inc	10,996	501
Bankwell Financial Group Inc	1,100	72
Banner Corp	4,751	333

38	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bar Harbor Bankshares	2,850	$112
BayCom Corp	2,700	81
BCB Bancorp Inc	3,200	27
Beacon Financial Corp	12,378	384
Better Home & Finance Holding Co, Cl A*	900	12
BGC Group Inc, Cl A	55,936	672
Blackstone Mortgage Trust Inc, Cl A‡	20,800	289
Blue Owl Capital Inc, Cl A	101,400	1,241
Blue Ridge Bankshares Inc	14,100	55
BOK Financial Corp	2,882	392
Bowhead Specialty Holdings Inc*	2,400	80
Bread Financial Holdings Inc	5,900	616
Bridgewater Bancshares Inc*	3,100	65
Brighthouse Financial Inc*	8,000	424
BrightSpire Capital Inc, Cl A‡	21,794	104
Brookfield Asset Management Ltd, Cl A	57,200	2,946
Burford Capital Ltd	32,100	133
Burke & Herbert Financial Services Corp	1,611	115
Business First Bancshares Inc	4,300	133
Byline Bancorp Inc	3,470	132
California BanCorp	5,500	117
Camden National Corp	3,058	173
Cannae Holdings Inc	3,062	48
Capital Bancorp Inc	1,900	69
Capital City Bank Group Inc	2,061	104
Capitol Federal Financial Inc	19,487	168
Carlyle Group Inc/The	40,300	1,950
Carter Bankshares Inc	2,100	66
Cass Information Systems Inc	1,354	76
Cathay General Bancorp	9,015	552
Central BanCo Inc, Cl A	4,100	132
Central Pacific Financial Corp	3,810	142
Chicago Atlantic Real Estate Finance Inc‡	900	10
Chime Financial Inc, Cl A*	38,900	1,288
Chimera Investment Corp‡	10,955	126
ChoiceOne Financial Services Inc	2,100	70
Citizens & Northern Corp	3,540	90
Citizens Financial Services Inc	707	57
Citizens Inc/TX, Cl A*	4,300	16
City Holding Co	2,285	327
Civista Bancshares Inc	3,400	92
Claros Mortgage Trust Inc*‡	14,700	23
CNA Financial Corp	2,075	101
CNB Financial Corp/PA	4,248	144
CNO Financial Group Inc	14,225	779
Coastal Financial Corp/WA*	1,900	89
Cohen & Steers Inc	3,936	317
Colony Bankcorp Inc	3,700	78
Columbia Banking System Inc	42,285	1,253
Columbia Financial Inc	35,202	409
Commerce Bancshares Inc/MO	20,211	1,166
Community Financial System Inc	8,251	518
Community Trust Bancorp Inc	1,793	136
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community West Bancshares	2,800	$73
Compass Diversified Holdings*	10,600	123
ConnectOne Bancorp Inc	5,968	188
Corebridge Financial Inc	36,100	1,175
Crawford & Co, Cl A	2,300	30
Credit Acceptance Corp*	512	307
Cullen/Frost Bankers Inc	9,005	1,449
Customers Bancorp Inc*	4,770	373
CVB Financial Corp	26,324	584
Dave Inc*	1,400	503
DigitalBridge Group Inc	25,598	407
Dime Commercial Bancshares Inc	6,229	252
Dlocal Ltd/Uruguay, Cl A	11,000	163
Donegal Group Inc, Cl A	2,500	48
Donnelley Financial Solutions Inc*	4,332	209
Dynex Capital Inc‡	32,897	424
Eagle Bancorp Inc	4,406	120
East West Bancorp Inc	20,566	2,609
Eastern Bankshares Inc	30,471	669
Ellington Financial Inc‡	20,900	280
Employers Holdings Inc	1,874	92
Enact Holdings Inc	3,700	178
Encore Capital Group Inc*	2,775	269
Enova International Inc*	3,666	831
Enterprise Financial Services Corp	5,165	327
Equitable Holdings Inc	42,000	2,105
Equity Bancshares Inc, Cl A	2,900	143
Esquire Financial Holdings Inc	1,000	112
Essent Group Ltd	13,800	932
Euronet Worldwide Inc*	4,645	323
Evercore Inc, Cl A	5,396	1,546
F&G Annuities & Life Inc	4,185	100
Farmers & Merchants Bancorp Inc/Archbold OH	1,900	64
Farmers National Banc Corp	10,460	163
FB Financial Corp	6,846	390
Federal Agricultural Mortgage Corp, Cl C	1,288	283
Fidelity D&D Bancorp Inc	100	5
Fidelity National Financial Inc	37,366	1,736
Figure Technology Solutions Inc, Cl A*	19,900	730
Finance Of America Cos Inc, Cl A*	700	12
Financial Institutions Inc	3,243	131
First American Financial Corp	14,972	1,107
First Bancorp Inc/The	552	19
First Bancorp/Southern Pines NC	5,345	339
First Bank/Hamilton NJ	3,700	66
First Busey Corp	12,898	388
First Business Financial Services Inc	1,200	84
First Capital Inc	300	19
First Citizens BancShares Inc/NC, Cl A	1,202	2,602
First Commonwealth Financial Corp	12,801	265
First Community Bankshares Inc	2,342	114
First Financial Bancorp	14,233	464

SEI Institutional Investments Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Financial Bankshares Inc	20,412	$678
First Financial Corp	1,112	87
First Hawaiian Inc	16,400	420
First Horizon Corp	69,525	1,691
First Internet Bancorp	100	3
First Interstate BancSystem Inc, Cl A	12,916	475
First Merchants Corp	9,418	391
First Mid Bancshares Inc	3,572	178
First Western Financial Inc*	1,800	56
FirstCash Holdings Inc	5,920	1,270
Firstsun Capital Bancorp*	3,363	135
Five Star Bancorp	2,800	128
Flagstar Bank NA	45,305	603
Flywire Corp*	18,900	357
FNB Corp/PA	54,089	986
Franklin BSP Realty Trust Inc‡	15,254	128
FS Bancorp Inc	1,400	59
Fulton Financial Corp	28,842	677
FVCBankcorp Inc	3,375	62
Galaxy Digital Inc, Cl A*	26,600	654
GBank Financial Holdings Inc*	1,300	25
GCM Grosvenor Inc, Cl A	10,100	139
Gemini Space Station Inc, Cl A*	2,300	10
Genworth Financial Inc, Cl A*	57,200	569
German American Bancorp Inc	5,466	270
Glacier Bancorp Inc	19,975	925
Goosehead Insurance Inc, Cl A*	3,700	254
Great Southern Bancorp Inc	1,099	86
Green Dot Corp, Cl A*	9,255	123
Greene County Bancorp Inc	1,020	35
Greenlight Capital Re Ltd, Cl A*	6,409	97
HA Sustainable Infrastructure Capital Inc‡	18,400	728
Hamilton Lane Inc, Cl A	6,200	675
Hancock Whitney Corp	12,514	932
Hanmi Financial Corp	5,578	173
Hanover Insurance Group Inc/The	5,317	1,202
Happen Inc*	14,400	253
Hawthorn Bancshares Inc	500	19
HBT Financial Inc	2,200	78
HCI Group Inc	1,715	319
Heritage Financial Corp/WA	6,871	196
Heritage Insurance Holdings Inc*	3,200	108
Hilltop Holdings Inc	6,000	228
Hingham Institution For Savings The	300	86
Hippo Holdings Inc*	3,484	115
Home Bancorp Inc	1,600	110
Home BancShares Inc/AR	27,232	802
HomeTrust Bancshares Inc	2,902	135
Hope Bancorp Inc	19,295	266
Horace Mann Educators Corp	5,014	255
Horizon Bancorp Inc/IN	9,025	175
Houlihan Lokey Inc, Cl A	8,400	1,120
Independent Bank Corp	6,648	540
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independent Bank Corp/MI	3,300	$120
Innventure Inc*	7,800	10
International Bancshares Corp	8,550	600
International Money Express Inc*	5,400	78
Invesco Mortgage Capital Inc‡	8,009	59
Investar Holding Corp	2,900	87
Investors Title Co	100	29
Jackson Financial Inc, Cl A	9,500	1,268
James River Group Holdings Inc	8,200	33
Jefferies Financial Group Inc	22,200	1,169
Jefferson Capital Inc	4,600	96
John Marshall Bancorp Inc	2,700	62
Kearny Financial Corp/MD	10,929	108
Kemper Corp	9,073	256
Kingstone Cos Inc	1,400	27
Kinsale Capital Group Inc	3,280	1,226
KKR Real Estate Finance Trust Inc‡	5,600	43
Ladder Capital Corp, Cl A‡	15,962	156
Lakeland Financial Corp	4,157	246
Lazard Inc, Cl A	13,931	602
Lemonade Inc*	9,600	501
LendingTree Inc*	2,000	56
Lincoln National Corp	25,200	1,073
Live Oak Bancshares Inc	4,800	189
loanDepot Inc, Cl A*	17,800	17
LPL Financial Holdings Inc	11,843	4,383
Markel Group Inc*	1,863	3,359
MarketAxess Holdings Inc	5,300	862
Marqeta Inc, Cl A*	14,350	236
MBIA Inc*	10,982	53
Mechanics Bancorp, Cl A	3,372	53
Mercantile Bank Corp	3,057	183
Merchants Bancorp/IN	3,300	174
Mercury General Corp	3,878	395
Metrocity Bankshares Inc	3,800	132
Metropolitan Bank Holding Corp	1,900	172
MFA Financial Inc‡	16,624	147
MGIC Investment Corp	30,518	935
Miami International Holdings Inc*	10,300	442
Mid Penn Bancorp Inc	3,200	116
Midland States Bancorp Inc	2,600	85
Moelis & Co, Cl A	11,000	749
Morningstar Inc	3,020	661
MVB Financial Corp	2,400	73
National Bank Holdings Corp, Cl A	6,400	264
Navient Corp	8,700	83
NB Bancorp Inc	6,400	143
NBT Bancorp Inc	8,208	422
NCR Atleos Corp*	10,041	461
Nelnet Inc, Cl A	1,931	242
Neptune Insurance Holdings Inc, Cl A*	4,600	153
NerdWallet Inc, Cl A*	5,800	57
NewtekOne Inc	4,600	54

40	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nexpoint Real Estate Finance Inc‡	1,600	$28
NI Holdings Inc*	2,300	34
Nicolet Bankshares Inc	3,006	509
NMI Holdings Inc, Cl A*	10,400	461
Northeast Bank	1,300	164
Northeast Community Bancorp Inc	3,000	79
NORTHPOINTE BANCSHARES INC	5,200	88
Northrim BanCorp Inc	3,600	92
Northwest Bancshares Inc	18,679	286
Norwood Financial Corp	2,500	85
OceanFirst Financial Corp	9,927	187
Octave Specialty Group Inc*	7,800	34
Ohio Valley Banc Corp	400	18
Old National Bancorp/IN	52,133	1,334
Old Republic International Corp	33,044	1,379
Old Second Bancorp Inc	5,600	140
OneMain Holdings Inc, Cl A	17,700	1,106
Onity Group Inc*	1,400	48
Oportun Financial Corp*	3,600	26
OppFi Inc*	3,600	25
Orange County Bancorp Inc	2,000	76
Orchid Island Capital Inc, Cl A‡	26,920	177
Origin Bancorp Inc	5,000	266
Orrstown Financial Services Inc	3,000	125
Oscar Health Inc, Cl A*	35,200	1,055
Palomar Holdings Inc, Cl A	4,000	530
Park National Corp	2,405	470
Parke Bancorp Inc	2,200	74
Pathward Financial Inc	3,200	261
Paymentus Holdings Inc, Cl A*	9,600	342
Payoneer Global Inc*	31,800	226
Paysafe Ltd*	3,467	22
Paysign Inc*	4,300	54
PCB Bancorp	2,600	71
Peapack-Gladstone Financial Corp	3,154	141
PennyMac Financial Services Inc	4,600	336
PennyMac Mortgage Investment Trust‡	14,463	135
Peoples Bancorp Inc/OH	5,572	219
Peoples Financial Services Corp	1,600	110
Perella Weinberg Partners, Cl A	8,600	143
Pinnacle Financial Partners Inc	21,868	2,186
Pioneer Bancorp Inc/NY*	2,700	47
Piper Sandler Cos	9,708	729
PJT Partners Inc, Cl A	3,400	613
Plumas Bancorp	900	55
Ponce Financial Group Inc*	1,100	22
Porch Group Inc*	11,700	199
PRA Group Inc*	6,158	116
Preferred Bank/Los Angeles CA	1,537	157
Primerica Inc	4,769	1,372
Primis Financial Corp	800	13
Priority Technology Holdings Inc*	3,400	18
PROG Holdings Inc	6,378	243
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prosperity Bancshares Inc	16,693	$1,195
Provident Financial Services Inc	17,519	410
QCR Holdings Inc	2,600	259
Radian Group Inc	20,748	744
RBB Bancorp	2,600	67
Ready Capital Corp‡	29,838	53
Red River Bancshares Inc	700	70
Redwood Trust Inc‡	15,505	72
Regional Management Corp	1,700	55
Reinsurance Group of America Inc, Cl A	9,916	2,440
Remitly Global Inc*	26,000	695
Renasant Corp	12,860	526
Repay Holdings Corp, Cl A*	14,200	51
Republic Bancorp Inc/KY, Cl A	798	75
Ridgepost Capital Inc, Cl A	8,600	74
Rithm Capital Corp‡	86,188	864
RLI Corp	11,764	747
Rocket Cos Inc, Cl A*	147,008	1,971
Root Inc/OH, Cl A*	1,600	89
Ryan Specialty Holdings Inc, Cl A	17,000	717
S&T Bancorp Inc	5,432	269
Safety Insurance Group Inc	2,431	252
Seacoast Banking Corp of Florida	14,181	481
SEI Investments Co	14,819	1,645
Selective Insurance Group Inc	8,884	811
ServisFirst Bancshares Inc	16,000	689
Sezzle Inc*	2,400	289
SHARPLINK INC*	21,900	189
Shift4 Payments Inc, Cl A*	9,000	381
Shore Bancshares Inc	6,200	142
Sierra Bancorp	878	35
Simmons First National Corp, Cl A	22,754	514
SiriusPoint Ltd*	16,300	394
Skyward Specialty Insurance Group Inc*	6,600	379
Slide Insurance Holdings Inc	10,700	249
SLM Corp	27,320	709
SmartFinancial Inc	2,300	116
SoFi Technologies Inc*	186,053	3,327
South Plains Financial Inc	2,400	105
Southern First Bancshares Inc*	1,491	91
Southern Missouri Bancorp Inc	1,900	140
Southside Bancshares Inc	4,762	150
SouthState Bank Corp	14,785	1,551
Starwood Property Trust Inc‡	49,680	780
StepStone Group Inc, Cl A	10,900	570
Stewart Information Services Corp	4,541	312
Stifel Financial Corp	22,659	1,830
Stock Yards Bancorp Inc	3,402	269
StoneX Group Inc*	15,288	1,047
Texas Capital Bancshares Inc	6,223	605
TFS Financial Corp	6,743	118
Third Coast Bancshares Inc*	1,200	54
Timberland Bancorp Inc/WA	1,100	50

SEI Institutional Investments Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tiptree Inc	2,000	$37
Toast Inc, Cl A*	72,100	2,458
Tompkins Financial Corp	2,305	224
Towne Bank/Portsmouth VA	13,767	510
TPG Inc, Cl A	20,872	1,130
TPG RE Finance Trust Inc‡	12,100	94
Tradeweb Markets Inc, Cl A	17,000	1,831
TriCo Bancshares	4,009	214
Triumph Financial Inc*	3,600	256
Trupanion Inc*	5,400	157
TrustCo Bank Corp NY	1,925	109
Trustmark Corp	8,839	406
UMB Financial Corp	10,586	1,499
United Bankshares Inc/WV	20,456	964
United Community Banks Inc/GA	17,418	607
United Fire Group Inc	3,471	187
Unity Bancorp Inc	1,600	93
Universal Insurance Holdings Inc	2,900	125
Univest Financial Corp	4,715	196
Unum Group	23,200	2,163
Upstart Holdings Inc*	12,500	358
USCB Financial Holdings Inc	2,200	49
UWM Holdings Corp	31,600	46
Valley National Bancorp	73,468	1,002
Value Line Inc	300	11
Velocity Financial Inc*	1,800	32
Victory Capital Holdings Inc, Cl A	5,900	696
Virtu Financial Inc, Cl A	12,000	788
Virtus Investment Partners Inc	1,158	192
Voya Financial Inc	14,100	1,429
WaFd Inc	9,718	347
Walker & Dunlop Inc	5,023	204
Washington Trust Bancorp Inc	3,070	120
Waterstone Financial Inc	2,600	54
Wealthfront Corp*	8,300	76
WesBanco Inc	13,010	521
West BanCorp Inc	2,185	62
Westamerica BanCorp	3,355	195
Western Alliance Bancorp	16,161	1,263
Western Union Co/The	49,700	356
WEX Inc*	5,276	1,005
White Mountains Insurance Group Ltd	372	782
Wintrust Financial Corp	10,061	1,513
WisdomTree Inc	21,075	507
World Acceptance Corp*	476	87
WSFS Financial Corp	8,112	628
Zions Bancorp NA	22,100	1,474
		185,007
Health Care — 13.8%
10X Genomics Inc, Cl A*	16,700	1,043
4D Molecular Therapeutics Inc*	7,700	109
Abeona Therapeutics Inc*	4,700	27
Absci Corp*	21,000	190
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acadia Healthcare Co Inc*	13,887	$383
ACADIA Pharmaceuticals Inc*	19,100	552
Accendra Health Inc*	11,239	14
Achieve Life Sciences Inc*	10,200	81
Aclaris Therapeutics Inc*	9,700	59
Acumen Pharmaceuticals Inc*	5,600	16
AdaptHealth Corp, Cl A*	15,400	86
Adaptive Biotechnologies Corp*	22,300	556
Addus HomeCare Corp*	2,900	333
ADMA Biologics Inc*	34,600	325
agilon health Inc*	1,716	151
Agios Pharmaceuticals Inc*	7,900	266
AirSculpt Technologies Inc*	1,400	4
Akebia Therapeutics Inc*	45,600	42
Aktis Oncology Inc*	4,500	117
Alamar Biosciences Inc*	1,900	58
Alector Inc*	13,000	29
Alignment Healthcare Inc*	27,100	363
Alkermes PLC*	25,053	1,177
Allogene Therapeutics Inc*	27,300	55
Alnylam Pharmaceuticals Inc*	19,709	4,744
Alphatec Holdings Inc*	17,300	162
Altimmune Inc*	15,100	47
Alto Neuroscience Inc*	2,700	96
Alumis Inc*	11,588	253
ALX Oncology Holdings Inc*	18,200	35
AMN Healthcare Services Inc*	5,809	199
Amneal Pharmaceuticals Inc*	23,588	412
Amphastar Pharmaceuticals Inc*	5,300	119
Amylyx Pharmaceuticals Inc*	13,400	452
AN2 Therapeutics Inc*	2,700	15
AnaptysBio Inc*	2,500	143
Anavex Life Sciences Corp*	15,300	43
AngioDynamics Inc*	5,370	87
ANI Pharmaceuticals Inc*	2,500	183
Anika Therapeutics Inc*	3,070	64
Annexon Inc*	20,400	101
Anteris Technologies Global Corp*	11,800	102
Apogee Therapeutics Inc*	6,300	851
Aquestive Therapeutics Inc*	15,400	79
Arbutus Biopharma Corp*	16,700	85
Arcturus Therapeutics Holdings Inc*	3,100	46
Arcus Biosciences Inc*	14,100	413
Arcutis Biotherapeutics Inc*	17,500	419
Ardelyx Inc*	41,800	158
Ardent Health Inc*	4,500	49
Armata Pharmaceuticals Inc*	4,300	24
ArriVent Biopharma Inc*	6,000	180
Arrowhead Pharmaceuticals Inc*	20,500	1,689
ARS Pharmaceuticals Inc*	8,100	49
Artivion Inc*	6,645	179
Arvinas Inc*	8,600	79
Astrana Health Inc*	6,500	248

42	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AtaiBeckley Inc*	42,400	$311
Atea Pharmaceuticals Inc*	15,000	80
AtriCure Inc*	7,920	383
Atrium Therapeutics Inc*	1,820	24
Aura Biosciences Inc*	2,200	16
Avalo Therapeutics Inc*	5,600	108
Avalyn Pharma Inc*	1,700	59
Avantor Inc*	96,951	1,410
Aveanna Healthcare Holdings Inc*	8,800	118
Axogen Inc*	7,585	385
Axsome Therapeutics Inc*	6,600	1,310
Azenta Inc*	5,803	189
Beam Therapeutics Inc*	13,000	383
BETA BIONICS INC*	6,100	122
Bicara Therapeutics Inc*	7,300	169
BioAge Labs Inc*	5,900	56
BioCryst Pharmaceuticals Inc*	34,797	338
Biohaven Ltd*	17,750	271
BioLife Solutions Inc*	6,800	252
BioMarin Pharmaceutical Inc*	29,146	1,901
Bio-Rad Laboratories Inc, Cl A*	2,800	1,081
Bioventus Inc, Cl A*	8,800	120
Bridgebio Pharma Inc*	24,735	1,894
BrightSpring Health Services Inc*	24,200	1,413
Brookdale Senior Living Inc, Cl A*	35,909	423
Bruker Corp	15,832	918
Butterfly Network Inc, Cl A*	28,600	226
C4 Therapeutics Inc*	14,300	53
Cabaletta Bio Inc*	13,900	43
CAMP4 Therapeutics Corp*	8,400	33
Candel Therapeutics Inc*	7,600	99
Capricor Therapeutics Inc*	8,300	82
CapsoVision Inc*	1,900	11
CareDx Inc*	8,000	401
Caribou Biosciences Inc*	6,400	10
CARIS LIFE SCIENCES INC*	16,900	431
Cartesian Therapeutics Inc*	1,200	11
Castle Biosciences Inc*	4,600	152
Celcuity Inc*	5,400	481
Celldex Therapeutics Inc*	10,400	412
Century Therapeutics Inc*	29,700	61
Ceribell Inc*	2,900	70
Certara Inc*	17,764	147
Cerus Corp*	38,497	102
CG oncology Inc*	11,200	842
Chemed Corp	1,985	1,030
Claritev Corp, Cl A*	1,100	44
ClearPoint Neuro Inc*	3,900	59
Climb Bio Inc*	5,600	77
Clover Health Investments Corp, Cl A*	60,200	250
Codexis Inc*	13,961	24
Cogent Biosciences Inc*	25,300	885
Coherus Oncology Inc*	14,800	20
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Collegium Pharmaceutical Inc*	4,900	$121
Community Health Systems Inc*	16,029	47
Compass Therapeutics Inc*	23,500	56
Concentra Group Holdings Parent Inc	16,121	544
CONMED Corp	5,208	260
Contineum Therapeutics Inc, Cl A*	1,200	19
Corcept Therapeutics Inc*	14,400	1,632
CorMedix Inc*	9,000	74
CorVel Corp*	4,302	296
Corvus Pharmaceuticals Inc*	8,200	115
Crescent Biopharma Inc*	2,600	43
Crinetics Pharmaceuticals Inc*	15,200	1,291
CryoPort Inc*	9,400	150
Cullinan Therapeutics Inc*	7,400	163
CVRx Inc*	2,900	9
Cytek Biosciences Inc*	23,200	111
Cytokinetics Inc*	19,700	1,397
CytomX Therapeutics Inc*	20,200	68
Damora Therapeutics Inc*	7,900	223
Definium Therapeutics Inc*	18,400	731
Delcath Systems Inc*	4,500	74
Denali Therapeutics Inc*	21,500	511
DENTSPLY SIRONA Inc	31,000	346
Design Therapeutics Inc*	3,200	48
DiaMedica Therapeutics Inc*	9,900	63
Dianthus Therapeutics Inc*	6,800	718
Disc Medicine Inc, Cl A*	3,900	307
Doximity Inc, Cl A*	20,400	545
Dyne Therapeutics Inc*	23,300	593
Edgewise Therapeutics Inc*	10,400	434
Editas Medicine Inc, Cl A*	15,400	47
Eikon Therapeutics Inc*	1,200	13
Elanco Animal Health Inc*	75,000	1,794
Electromed Inc*	300	8
Eledon Pharmaceuticals Inc*	7,400	22
Embecta Corp	8,100	42
Emergent BioSolutions Inc*	8,000	49
Enanta Pharmaceuticals Inc*	4,700	63
Encompass Health Corp	14,441	1,736
Enliven Therapeutics Inc*	6,800	394
Enovis Corp*	8,363	206
Ensign Group Inc/The	8,636	1,488
Entrada Therapeutics Inc*	4,200	30
Envista Holdings Corp*	25,300	687
Erasca Inc*	32,500	581
Eton Pharmaceuticals Inc*	3,800	230
Evolent Health Inc, Cl A*	17,700	80
Evolus Inc*	11,000	100
Evommune Inc*	800	10
Exelixis Inc*	36,600	2,000
EyePoint Inc*	13,100	59
First Tracks Biotherapeutics Inc*	3,000	126
Foghorn Therapeutics Inc*	4,200	24

SEI Institutional Investments Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortrea Holdings Inc*	14,200	$261
Fulcrum Therapeutics Inc*	4,600	18
Fulgent Genetics Inc*	3,800	74
Galectin Therapeutics Inc*	3,300	13
GeneDx Holdings Corp, Cl A*	2,800	237
Generate Biomedicines Inc*	1,700	26
Geron Corp*	76,670	114
Ginkgo Bioworks Holdings Inc*	5,800	39
Glaukos Corp*	8,349	1,499
Globus Medical Inc, Cl A*	17,158	1,396
GRAIL Inc*	5,733	455
Greenwich Lifesciences Inc*	1,300	19
Guardant Health Inc*	19,200	3,053
Guardian Pharmacy Services Inc, Cl A*	1,600	59
Gyre Therapeutics Inc*	2,000	13
Haemonetics Corp*	7,047	726
Halozyme Therapeutics Inc*	17,458	1,859
Harmony Biosciences Holdings Inc*	5,800	228
Harrow Inc*	5,200	192
HealthEquity Inc*	12,700	1,226
HealthStream Inc	3,964	115
HeartFlow Inc*	10,800	544
Heron Therapeutics Inc*	20,900	7
Hims & Hers Health Inc*	32,600	964
Hinge Health Inc, Cl A*	5,600	518
Hyperliquid Strategies Inc*	17,400	213
ICU Medical Inc*	3,727	645
Ideaya Biosciences Inc*	12,300	493
Illumina Inc*	22,800	4,871
Immix Biopharma Inc*	7,600	107
Immuneering Corp, Cl A*	3,000	15
ImmunityBio Inc*	56,300	448
Immunome Inc*	16,700	458
Immunovant Inc*	13,200	539
Indivior Pharmaceuticals Inc*	18,300	639
Inhibikase Therapeutics Inc*	7,800	18
Inhibrx Biosciences Inc*	1,400	177
Innovage Holding Corp*	3,900	42
Innoviva Inc*	12,709	264
Inogen Inc*	4,100	22
Insmed Inc*	32,300	3,935
Inspire Medical Systems Inc*	4,200	265
Integer Holdings Corp*	4,630	580
Integra LifeSciences Holdings Corp*	11,304	191
Intellia Therapeutics Inc*	18,200	232
Invivyd Inc*	21,700	21
Ionis Pharmaceuticals Inc*	24,094	1,454
Iovance Biotherapeutics Inc*	54,400	444
iRadimed Corp	1,100	95
iRhythm Holdings Inc*	4,800	571
Ironwood Pharmaceuticals Inc, Cl A*	27,354	116
Jade Biosciences Inc*	5,563	119
Janux Therapeutics Inc*	5,200	95
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jazz Pharmaceuticals PLC*	9,000	$2,256
Kailera Therapeutics Inc*	5,400	83
Karyopharm Therapeutics Inc*	2,400	5
Keros Therapeutics Inc*	4,410	49
Kestra Medical Technologies Ltd*	3,900	100
Kiniksa Pharmaceuticals International PLC, Cl A*	5,700	448
Kodiak Sciences Inc*	6,600	247
Korro Bio Inc*	1,300	16
KORU Medical Systems Inc*	4,100	14
Krystal Biotech Inc*	3,900	1,402
Kura Oncology Inc*	9,400	119
Kymera Therapeutics Inc*	8,900	1,057
Kyverna Therapeutics Inc*	4,400	37
Lantheus Holdings Inc*	9,800	989
Larimar Therapeutics Inc*	6,900	26
LB Pharmaceuticals Inc*	3,200	151
LeMaitre Vascular Inc	3,600	289
LENZ Therapeutics Inc*	3,200	17
Lexeo Therapeutics Inc*	12,400	59
Lexicon Pharmaceuticals Inc*	24,100	54
Lifecore Biomedical Inc*	2,400	11
LifeMD Inc*	5,700	18
LifeStance Health Group Inc*	29,500	365
Ligand Pharmaceuticals Inc*	2,928	832
Liquidia Corp*	9,800	668
LivaNova PLC*	8,600	686
Lumexa Imaging Holdings Inc*	5,800	68
MacroGenics Inc*	6,600	26
Madrigal Pharmaceuticals Inc*	2,740	1,480
MannKind Corp*	43,600	175
MapLight Therapeutics Inc*	1,000	13
Maravai LifeSciences Holdings Inc, Cl A*	13,018	99
Maze Therapeutics Inc*	3,400	90
MBX Biosciences Inc*	5,000	308
Medline Inc, Cl A*	67,756	2,373
Medpace Holdings Inc*	3,460	2,055
MeiraGTx Holdings plc*	6,700	93
Merit Medical Systems Inc*	9,075	823
Mesa Laboratories Inc	500	64
MiMedx Group Inc*	22,700	103
Mineralys Therapeutics Inc*	6,900	177
Minerva Neurosciences Inc*	5,600	26
MiniMed Group Inc*	5,800	118
Mirum Pharmaceuticals Inc*	7,200	706
Molina Healthcare Inc*	7,800	1,550
Monopar Therapeutics Inc*	600	67
Monte Rosa Therapeutics Inc*	10,900	152
Myriad Genetics Inc*	14,226	46
Natera Inc*	20,200	6,504
National HealthCare Corp	1,994	432
Nektar Therapeutics, Cl A*	4,600	328
Neogen Corp*	35,012	405

44	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NeoGenomics Inc*	18,300	$328
Neumora Therapeutics Inc*	8,500	11
Neurocrine Biosciences Inc*	14,900	2,295
Neurogene Inc*	1,700	62
NeuroPace Inc*	3,600	53
Nkarta Inc*	7,474	20
Novavax Inc*	23,268	218
Novocure Ltd*	15,700	277
NRC Health, Cl A	3,212	67
Nurix Therapeutics Inc*	14,000	361
Nutex Health Inc*	500	94
Nuvation Bio Inc*	34,000	226
Nuvectis Pharma Inc*	1,900	43
Ocugen Inc*	37,600	50
Ocular Therapeutix Inc*	29,700	312
Olema Pharmaceuticals Inc*	14,100	147
Omada Health Inc*	6,800	167
Omeros Corp*	8,500	160
OmniAb Inc*	2,598	–
OmniAb Inc, Cl W*	16,797	74
Omnicell Inc*	5,612	197
Oncology Institute Inc/The*	7,600	45
OPKO Health Inc*	53,584	79
Option Care Health Inc*	24,127	566
OraSure Technologies Inc*	16,939	61
Organogenesis Holdings Inc, Cl A*	12,321	21
Organon & Co	40,800	561
ORIC Pharmaceuticals Inc*	8,100	105
Orthofix Medical Inc*	6,953	65
OrthoPediatrics Corp*	2,800	65
Oruka Therapeutics Inc*	7,100	658
Ovid therapeutics Inc*	30,700	82
Pacific Biosciences of California Inc*	46,800	63
Pacira BioSciences Inc*	6,545	170
PACS Group Inc*	7,000	296
Palisade Bio Inc*	15,800	31
Palvella Therapeutics Inc*	1,500	229
Pediatrix Medical Group Inc*	12,156	319
Pennant Group Inc/The*	4,268	157
Penumbra Inc*	5,560	1,796
Perrigo Co PLC	21,400	313
Personalis Inc*	7,500	126
Perspective Therapeutics Inc*	7,700	24
Phathom Pharmaceuticals Inc*	5,900	56
Phibro Animal Health Corp, Cl A	3,600	136
Phreesia Inc*	8,400	103
Praxis Precision Medicines Inc*	3,660	1,282
Precigen Inc*	25,700	178
Precision BioSciences Inc*	1,100	8
Prelude Therapeutics Inc*	3,800	21
Prestige Consumer Healthcare Inc*	6,279	325
Prime Medicine Inc*	11,800	42
Privia Health Group Inc*	16,800	344
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PROCEPT BioRobotics Corp*	7,500	$159
Pro-Dex Inc*	300	19
Progyny Inc*	11,000	281
ProKidney Corp, Cl A*	17,100	32
Protagonist Therapeutics Inc*	9,200	1,359
Protalix BioTherapeutics Inc*	10,200	26
Protara Therapeutics Inc*	2,400	9
PTC Therapeutics Inc*	11,500	800
Pulse Biosciences Inc*	1,700	86
Puma Biotechnology Inc*	4,200	38
QIAGEN NV	30,142	1,305
Quanterix Corp*	7,000	19
QuidelOrtho Corp*	10,271	148
RadNet Inc*	10,900	826
Rapport Therapeutics Inc*	5,200	253
Recursion Pharmaceuticals Inc, Cl A*	78,300	266
REGENXBIO Inc*	9,300	88
Relay Therapeutics Inc*	25,200	463
Relmada Therapeutics Inc*	13,300	58
Repligen Corp*	8,122	1,470
Replimune Group Inc*	11,000	168
Revolution Medicines Inc*	28,703	5,900
Rezolute Inc*	10,000	47
Rhythm Pharmaceuticals Inc*	8,000	849
Rigel Pharmaceuticals Inc*	1,805	83
Rocket Pharmaceuticals Inc*	11,300	42
Roivant Sciences Ltd*	74,000	2,563
Royalty Pharma PLC, Cl A	62,300	3,826
RxSight Inc*	5,600	41
Sagimet Biosciences Inc, Cl A*	5,500	56
Sana Biotechnology Inc*	24,000	93
Sarepta Therapeutics Inc*	14,400	303
Savara Inc*	24,200	130
Scholar Rock Holding Corp*	15,500	880
Schrodinger Inc/United States*	9,700	189
SELLAS Life Sciences Group Inc*	28,300	378
Septerna Inc*	3,800	145
Shattuck Labs Inc*	11,400	80
SI-BONE Inc*	7,300	139
SIGA Technologies Inc	10,000	31
Sight Sciences Inc*	2,400	20
Simulations Plus Inc*	1,700	31
Sionna Therapeutics Inc*	3,000	18
Solid Biosciences Inc*	9,800	94
Sonida Senior Living Inc*	3,400	127
Sotera Health Co*	40,324	762
Spruce Biosciences Inc*	900	53
Spyre Therapeutics Inc*	10,600	947
STAAR Surgical Co*	3,778	85
Stoke Therapeutics Inc*	8,000	250
Strata Critical Medical Inc*	12,600	71
Strive Inc, Cl B*	10,453	253
Summit Therapeutics Inc*	17,600	240

SEI Institutional Investments Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Supernus Pharmaceuticals Inc*	8,700	$385
Surgery Partners Inc*	12,000	167
Surrozen Inc*	800	18
Sutro Biopharma Inc*	3,000	61
Syndax Pharmaceuticals Inc*	14,400	278
Tactile Systems Technology Inc*	2,100	48
Tandem Diabetes Care Inc*	9,700	213
Tango Therapeutics Inc*	20,400	466
Tarsus Pharmaceuticals Inc*	6,000	445
Taysha Gene Therapies Inc*	38,400	218
Tectonic Therapeutic Inc*	1,300	39
Teladoc Health Inc*	28,340	180
Teleflex Inc	6,800	966
Tempus AI Inc, Cl A*	15,300	965
Tenax Therapeutics Inc*	2,200	4
Tenet Healthcare Corp*	12,600	3,350
TG Therapeutics Inc*	21,800	1,184
Theravance Biopharma Inc*	6,045	103
Tonix Pharmaceuticals Holding Corp*	1,100	16
TransMedics Group Inc*	5,000	424
Travere Therapeutics Inc*	12,700	842
Trevi Therapeutics Inc*	16,200	269
TriSalus Life Sciences Inc*	2,400	12
Twist Bioscience Corp*	9,200	1,279
Tyra Biosciences Inc*	4,600	115
UFP Technologies Inc*	1,200	358
Ultragenyx Pharmaceutical Inc*	15,100	381
United Therapeutics Corp*	6,224	3,177
Upstream Bio Inc*	5,200	34
UroGen Pharma Ltd*	5,900	254
US Physical Therapy Inc	1,926	150
Utah Medical Products Inc	700	50
Vanda Pharmaceuticals Inc*	11,800	64
Varex Imaging Corp*	6,300	116
Vaxcyte Inc*	19,800	1,203
Vera Therapeutics Inc, Cl A*	9,100	310
Veracyte Inc*	12,300	531
VeraDermics Inc*	2,900	285
Verastem Inc*	11,200	81
Vericel Corp*	8,000	319
Viemed Healthcare Inc*	1,600	14
Viking Therapeutics Inc*	17,800	583
Vir Biotechnology Inc*	13,100	143
Viridian Therapeutics Inc*	13,100	303
Vor BioPharma Inc*	5,100	115
Voyager Therapeutics Inc*	10,800	37
Wave Life Sciences Inc*	19,300	95
Waystar Holding Corp*	16,400	429
Whitehawk Therapeutics Inc*	5,500	25
X4 Pharmaceuticals Inc*	14,000	57
Xencor Inc*	10,000	273
Xeris Biopharma Holdings Inc*	26,300	222
Z Squared Inc*	6,000	18
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zenas Biopharma Inc*	3,800	$123
Zentalis Pharmaceuticals Inc*	8,400	32
Zevra Therapeutics Inc*	11,000	129
Zymeworks Inc*	5,100	150
		179,608
Industrials — 17.5%
3D Systems Corp*	21,347	70
AAON Inc	10,675	811
AAR Corp*	6,029	779
ABM Industries Inc	7,755	362
ACCO Brands Corp	8,129	35
Acuity Inc	4,605	1,528
ACV Auctions Inc, Cl A*	24,200	170
Advanced Drainage Systems Inc	11,100	1,507
AECOM	19,648	1,325
AeroVironment Inc*	5,505	817
AerSale Corp*	7,700	42
Aevex Corp, Cl A*	900	16
AGCO Corp	9,223	1,091
AIRO Group Holdings Inc*	900	7
Alamo Group Inc	1,535	253
Alaska Air Group Inc*	17,400	719
Albany International Corp, Cl A	3,598	199
Allegiant Travel Co, Cl A*	3,884	295
Alliance Laundry Holdings Inc*	7,900	181
Allient Inc	1,850	174
Allison Transmission Holdings Inc	12,576	1,581
Alta Equipment Group Inc*	4,403	26
Amentum Holdings Inc*	24,200	484
Ameresco Inc, Cl A*	5,279	117
American Airlines Group Inc*	99,500	1,336
American Superconductor Corp*	7,000	201
Amprius Technologies Inc*	20,100	199
API Group Corp*	57,700	2,265
Apogee Enterprises Inc	2,911	114
Applied Industrial Technologies Inc	5,581	1,808
ArcBest Corp	3,490	482
Archer Aviation Inc, Cl A*	98,800	571
Arcosa Inc	7,413	1,077
Argan Inc	2,079	884
Armstrong World Industries Inc	6,477	1,118
Array Technologies Inc*	23,387	103
Astec Industries Inc	3,963	169
Astronics Corp*	1,274	94
Astronics Corp, Cl B*	3,428	250
Asure Software Inc*	1,400	13
ATI Inc*	20,000	4,084
Atkore Inc	4,900	459
Atmus Filtration Technologies Inc	11,500	543
Avis Budget Group Inc*	2,660	392
AZZ Inc	4,496	617
Babcock & Wilcox Enterprises Inc*	19,100	144
Barrett Business Services Inc	3,236	111

46	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beta Technologies Inc, Cl A*	4,900	$98
BlackSky Technology Inc, Cl A*	4,600	106
Bloom Energy Corp, Cl A*	39,800	8,211
Blue Bird Corp*	4,192	244
BlueLinx Holdings Inc*	1,000	80
Boise Cascade Co	5,770	450
Booz Allen Hamilton Holding Corp, Cl A	17,365	1,314
Bowman Consulting Group Ltd, Cl A*	1,500	64
BrightView Holdings Inc*	9,600	107
Brink's Co/The	6,006	654
BWX Technologies Inc	13,824	2,105
CACI International Inc, Cl A*	3,312	2,063
Cadre Holdings Inc	3,700	110
Cardinal Infrastructure Group Inc, Cl A*	2,200	81
Carlisle Cos Inc	5,897	2,044
Carpenter Technology Corp	7,261	3,459
Casella Waste Systems Inc, Cl A*	9,691	894
CBIZ Inc*	7,645	417
CECO Environmental Corp*	7,166	510
Centuri Holdings Inc*	11,400	233
Civeo Corp*	2,300	77
Clarivate PLC*	54,900	113
Clean Harbors Inc*	7,636	2,407
CNH Industrial NV	133,000	1,573
Columbus McKinnon Corp/NY	3,665	65
CompX International Inc	400	13
Concentrix Corp	7,081	213
Concrete Pumping Holdings Inc*	3,900	35
Conduent Inc*	15,000	26
Construction Partners Inc, Cl A*	7,000	743
Core & Main Inc, Cl A*	27,500	1,181
CoreCivic Inc*‡	14,702	488
Covenant Logistics Group Inc, Cl A	2,800	99
CRA International Inc	905	158
Crane Co	7,529	1,544
CSW Industrials Inc	2,460	760
Curtiss-Wright Corp	5,538	3,226
Custom Truck One Source Inc*	11,100	102
Deluxe Corp	5,654	131
Distribution Solutions Group Inc*	1,000	35
DNOW Inc*	29,706	476
Donaldson Co Inc	17,546	1,595
Douglas Dynamics Inc	2,722	112
Ducommun Inc*	2,100	360
DXP Enterprises Inc/TX*	2,062	387
Dycom Industries Inc*	4,527	1,318
Energous Corp*	600	7
Energy Recovery Inc*	10,300	79
Energy Vault Holdings Inc*	25,100	85
Enerpac Tool Group Corp, Cl A	7,542	281
EnerSys	5,483	1,008
Ennis Inc	5,288	113
Enovix Corp*	27,300	92
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enpro Inc	3,268	$968
Enviri Corp*	4,609	103
Eos Energy Enterprises Inc*	49,500	159
Esab Corp	8,962	676
ESCO Technologies Inc	3,837	1,048
Eve Holding Inc*	10,900	25
Everus Construction Group Inc*	7,658	882
ExlService Holdings Inc*	23,015	876
Exponent Inc	7,672	545
Falcon's Beyond Global Inc, Cl A*	3,200	29
Federal Signal Corp	9,147	1,070
Firefly Aerospace Inc*	10,900	230
First Advantage Corp*	11,316	238
Flowserve Corp	19,400	1,534
Fluence Energy Inc, Cl A*	12,200	132
Fluor Corp*	20,600	1,123
Forgent Power Solutions Inc, Cl A*	23,800	727
Fortune Brands Innovations Inc	17,900	793
Forward Air Corp*	2,918	50
Franklin Covey Co*	1,404	29
Franklin Electric Co Inc	5,881	589
Frontier Group Holdings Inc*	9,200	52
FTAI Aviation Ltd	15,300	2,909
FTAI Infrastructure Inc	19,500	68
FTI Consulting Inc*	4,368	658
FuelCell Energy Inc*	8,300	143
Gates Industrial Corp Ltd*	37,700	964
GATX Corp	5,052	884
Genco Shipping & Trading Ltd	5,900	155
Genpact Ltd	24,050	913
GEO Group Inc/The*	17,485	556
GFL Environmental Inc	39,600	1,675
Gibraltar Industries Inc*	4,260	192
Global Industrial Co	2,900	113
Gorman-Rupp Co/The	3,377	255
Graco Inc	24,705	1,913
GrafTech International Ltd*	1,700	12
Graham Corp*	1,700	148
Granite Construction Inc	6,434	776
Greenbrier Cos Inc/The	5,023	226
Griffon Corp	6,037	588
GXO Logistics Inc*	17,690	844
Hayward Holdings Inc*	33,700	473
Healthcare Services Group Inc*	8,339	183
Heartland Express Inc	4,172	52
HEICO Corp	6,378	2,112
HEICO Corp, Cl A	11,382	2,779
Helios Technologies Inc	4,277	312
Herc Holdings Inc	5,078	774
Hertz Global Holdings Inc*	16,700	38
Hexcel Corp	11,498	1,066
Hillman Solutions Corp*	30,200	233
HNI Corp	10,375	502

SEI Institutional Investments Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hub Group Inc, Cl A	8,824	$352
Hudson Technologies Inc*	5,300	28
Huron Consulting Group Inc*	2,411	385
Hyliion Holdings Corp*	25,100	87
Hyster-Yale Inc	2,002	68
IBEX Holdings Ltd*	1,200	46
ICF International Inc	2,668	238
IES Holdings Inc*	2,680	812
Innodata Inc*	4,500	254
INNOVATE Corp*	1,000	7
Insperity Inc	5,724	305
Insteel Industries Inc	2,141	64
Interface Inc, Cl A	8,545	324
Intuitive Machines Inc, Cl A*	18,200	280
ITT Inc	13,463	2,696
Janus International Group Inc*	23,300	116
JBT Marel Corp	7,931	927
JetBlue Airways Corp*	50,381	232
Joby Aviation Inc*	94,500	646
Kadant Inc	1,605	480
Karat Packaging Inc	1,000	48
Karman Holdings Inc*	10,500	435
KBR Inc	19,345	725
Kelly Services Inc, Cl A	3,895	67
Kennametal Inc	12,214	358
Kforce Inc	2,437	140
Kirby Corp*	7,826	1,110
Knight-Swift Transportation Holdings Inc, Cl A	23,227	1,591
Korn Ferry	8,058	689
Kratos Defense & Security Solutions Inc*	28,316	1,444
L B Foster Co, Cl A*	1,000	37
Landstar System Inc	5,244	947
Legalzoom.com Inc*	19,200	120
Legence Corp, Cl A*	8,300	445
Leonardo DRS Inc	11,400	433
Limbach Holdings Inc*	1,600	66
Lincoln Electric Holdings Inc	7,973	2,242
Lindsay Corp	1,827	210
Liquidity Services Inc*	3,922	163
Loar Holdings Inc*	6,400	449
Louisiana-Pacific Corp	9,142	645
LSI Industries Inc	4,000	78
Lyft Inc, Cl A*	58,400	987
Manitowoc Co Inc/The*	5,987	116
ManpowerGroup Inc	6,856	432
Marten Transport Ltd	7,529	109
MasTec Inc*	9,362	2,245
Masterbrand Inc*	30,162	249
Matrix Service Co*	4,300	46
Matson Inc	4,552	1,023
Maximus Inc	7,516	434
Mayville Engineering Co Inc*	2,700	52
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McGrath RentCorp	3,848	$433
Mercury Systems Inc*	7,923	692
Microvast Holdings Inc*	29,700	21
Middleby Corp/The*	6,325	701
Midera Food Processing Inc, Cl W*	6,325	297
Miller Industries Inc/TN	1,011	57
MillerKnoll Inc	10,207	231
Mobility Global Inc, Cl W	42,900	871
Modine Manufacturing Co*	7,874	1,405
Moog Inc, Cl A	4,104	1,525
MSA Safety Inc	5,244	979
MSC Industrial Direct Co Inc, Cl A	6,403	761
Mueller Industries Inc	32,532	2,030
Mueller Water Products Inc, Cl A	24,212	584
MYR Group Inc*	2,179	635
NANO Nuclear Energy Inc*	7,000	128
National Presto Industries Inc	791	120
Net Power Inc*	4,200	7
Nextpower Inc, Cl A*	22,400	1,837
NLI Holdings Inc	2,000	13
NPK International Inc*	14,620	194
NuScale Power Corp*	44,300	411
nVent Electric PLC	24,200	3,648
NWPX Infrastructure Inc*	1,200	132
Omega Flex Inc	600	16
Onterris Inc*	5,200	87
OPENLANE Inc*	16,029	571
Orion Group Holdings Inc*	5,000	47
Oshkosh Corp	9,517	1,467
Owens Corning	11,960	1,652
Palladyne AI Corp*	3,600	21
Pangaea Logistics Solutions Ltd	2,100	17
Park Aerospace Corp	3,482	113
Park-Ohio Holdings Corp	2,300	104
Parsons Corp*	5,400	263
Paycom Software Inc	6,000	1,435
Paylocity Holding Corp*	6,700	1,073
Perma-Fix Environmental Services Inc*	1,100	20
Pitney Bowes Inc	18,700	320
Planet Labs PBC*	40,800	810
Plug Power Inc*	191,500	414
Powell Industries Inc	4,132	743
Power Solutions International Inc*	1,200	44
Preformed Line Products Co	450	180
Primoris Services Corp	8,547	616
Proficient Auto Logistics Inc*	2,300	12
Proto Labs Inc*	3,099	248
Quad/Graphics Inc, Cl A	6,600	66
Quanex Building Products Corp	8,065	155
QXO Inc*	145,641	1,934
Radiant Logistics Inc*	1,400	12
RBC Bearings Inc*	4,715	2,330
Red Cat Holdings Inc*	16,200	139

48	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Redwire Corp*	27,000	$289
Regal Rexnord Corp	9,738	1,543
Resideo Technologies Inc*	20,900	405
Resolute Holdings Management Inc*	616	83
Richtech Robotics Inc, Cl B*	30,600	57
Robert Half Inc	14,400	653
Rocket Lab Corp*	79,500	5,082
Rush Enterprises Inc, Cl A	9,347	718
Rush Enterprises Inc, Cl B	1,050	82
RXO Inc*	24,590	523
Ryder System Inc	5,500	1,345
Saia Inc*	4,072	1,446
Satellogic Inc, Cl A*	11,500	56
Schneider National Inc, Cl B	7,000	242
Science Applications International Corp	6,376	818
Sensata Technologies Holding PLC	22,200	911
SES AI Corp*	31,800	17
Shoals Technologies Group Inc, Cl A*	26,000	180
Sidus Space Inc, Cl A*	9,300	20
Simpson Manufacturing Co Inc	6,343	1,158
SiteOne Landscape Supply Inc*	6,500	640
Sky Harbour Group Corp, Cl A*	1,700	18
SkyWest Inc*	6,022	570
Solv Energy Inc, Cl A*	4,900	125
Spire Global Inc, Cl A*	5,000	66
SPX Technologies Inc*	7,394	1,455
SS&C Technologies Holdings Inc	30,418	2,524
Standardaero Inc*	35,200	862
Standex International Corp	1,889	547
Starfighters Space Inc*	3,000	10
Sterling Infrastructure Inc*	4,540	2,134
Sunbelt Rentals Holdings Inc	60,600	4,380
Sunrun Inc*	35,910	308
Swarmer Inc*	300	10
TAT Technologies Ltd*	1,100	40
Tecnoglass Inc	4,100	163
Tennant Co	2,238	156
Terex Corp	17,236	1,095
Tetra Tech Inc	39,810	1,439
TIC Solutions Inc*	21,418	203
Timken Co/The	9,809	1,181
Titan International Inc*	8,800	63
Titan Machinery Inc*	4,312	89
Toro Co/The	14,000	1,369
Transcat Inc*	1,600	138
TransUnion	29,094	2,470
Trex Co Inc*	15,460	705
TriNet Group Inc	4,351	306
Trinity Industries Inc	12,042	347
TrueBlue Inc*	4,028	42
Tutor Perini Corp	7,051	624
UFP Industries Inc	8,365	707
U-Haul Holding Co*	900	61
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
U-Haul Holding Co, Cl B	14,700	$877
UL Solutions Inc, Cl A	11,000	820
UniFirst Corp/MA	2,260	625
Universal Logistics Holdings Inc	1,900	35
Upwork Inc*	18,600	168
V2X Inc*	3,979	307
Valmont Industries Inc	2,854	1,340
Velo3D Inc*	4,000	48
Verra Mobility Corp, Cl A*	24,600	109
Vestis Corp*	15,750	197
Vicor Corp*	3,700	694
Virgin Galactic Holdings Inc*	10,200	30
Voyager Technologies Inc, Cl A*	6,500	219
VSE Corp	4,100	856
Wabash National Corp	8,041	108
Watsco Inc	5,139	1,592
Watts Water Technologies Inc, Cl A	4,156	1,520
Werner Enterprises Inc	8,990	352
WESCO International Inc	7,005	2,384
Wheels Up Experience Inc*	1,300	6
Willdan Group Inc*	2,400	211
Willis Lease Finance Corp	1,200	65
WillScot Holdings Corp, Cl A	28,011	580
Woodward Inc	8,722	2,964
Worthington Enterprises Inc	4,302	247
X-Energy Inc, Cl A*	5,000	92
Xometry Inc, Cl A*	7,000	649
XPO Inc*	17,190	3,335
York Space Systems Inc*	4,000	36
Zurn Elkay Water Solutions Corp	22,626	1,082
		227,289
Information Technology — 17.7%
8x8 Inc*	25,314	48
908 Devices Inc*	5,300	57
A10 Networks Inc	9,300	236
ACI Worldwide Inc*	14,812	789
Adeia Inc	17,150	433
ADI Global Distribution Inc*	10,450	229
ADTRAN Holdings Inc*	9,597	74
Advanced Energy Industries Inc	5,759	1,594
Aehr Test Systems*	4,500	357
Aeluma Inc*	1,100	14
Aeva Technologies Inc*	4,560	71
Agilysys Inc*	3,700	431
Alarm.com Holdings Inc*	7,600	437
Alkami Technology Inc*	9,900	202
Alpha & Omega Semiconductor Ltd*	3,400	84
Ambarella Inc*	5,945	412
Ambiq Micro Inc*	2,100	122
Amdocs Ltd	16,368	1,032
Amkor Technology Inc	19,238	910
Amplitude Inc, Cl A*	13,700	193
Appfolio Inc, Cl A*	3,300	773

SEI Institutional Investments Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appian Corp, Cl A*	6,000	$258
Applied Digital Corp*	36,800	935
Applied Optoelectronics Inc*	11,400	1,228
Arlo Technologies Inc*	13,952	183
Arrow Electronics Inc*	7,725	1,579
Arteris Inc*	4,400	96
Asana Inc, Cl A*	13,000	133
Astera Labs Inc*	22,700	6,741
Atlassian Corp, Cl A*	24,941	4,843
Atomera Inc*	5,500	23
Aurora Innovation Inc, Cl A*	184,800	1,040
AvePoint Inc*	21,900	305
Aviat Networks Inc*	2,100	42
Avnet Inc	12,099	1,084
Axcelis Technologies Inc*	4,450	513
AXT Inc*	9,300	564
Backblaze Inc, Cl A*	8,000	113
Badger Meter Inc	4,524	613
Bel Fuse Inc, Cl A	400	82
Bel Fuse Inc, Cl B	1,900	474
Belden Inc	5,623	644
Benchmark Electronics Inc	4,930	346
Bentley Systems Inc, Cl B	25,300	930
BigBear.ai Holdings Inc*	71,300	223
BILL Holdings Inc*	12,277	604
Bit Digital Inc*	50,600	72
Bitdeer Technologies Group, Cl A*	17,100	186
BitMine Immersion Technologies Inc	82,400	2,086
BK Technologies Corp*	400	29
Blackbaud Inc*	5,855	281
BlackLine Inc*	7,900	262
Blaize Holdings Inc, Cl A*	7,800	4
Blend Labs Inc, Cl A*	38,000	59
Box Inc, Cl A*	21,000	751
Brand Engagement Network Inc*	700	8
Braze Inc, Cl A*	13,800	470
C3.ai Inc, Cl A*	16,600	180
Calix Inc*	9,645	368
CCC Intelligent Solutions Holdings Inc*	76,600	571
Cerence Inc*	6,710	57
CEVA Inc*	4,538	123
Cipher Digital Inc*	47,600	738
Circle Internet Group Inc, Cl A*	26,200	2,503
Cirrus Logic Inc*	7,795	854
Cleanspark Inc*	35,300	410
Clear Secure Inc, Cl A	14,000	618
Clearfield Inc*	2,600	75
Climb Global Solutions Inc	2,800	80
Cloudflare Inc, Cl A*	47,000	14,340
Cognex Corp	25,416	1,549
Cohu Inc*	6,036	278
Commerce.com Inc*	14,700	35
CommVault Systems Inc*	6,784	933
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consensus Cloud Solutions Inc*	3,585	$137
Core Scientific Inc*	45,400	740
CoreWeave Inc, Cl A*	51,400	4,363
Corsair Gaming Inc*	6,200	75
Crane NXT Co	7,629	373
Credo Technology Group Holding Ltd*	24,400	5,519
CS Disco Inc*	5,000	22
CTS Corp	4,045	228
Daily Journal Corp*	200	125
Daktronics Inc*	5,300	104
Diebold Nixdorf Inc*	2,800	190
Digi International Inc*	5,701	427
Digimarc Corp*	2,876	17
Digital Turbine Inc*	17,000	183
DigitalOcean Holdings Inc*	12,400	1,373
Diodes Inc*	7,142	649
DocuSign Inc, Cl A*	28,380	1,881
Dolby Laboratories Inc, Cl A	9,504	585
Domo Inc, Cl B*	6,432	24
Dropbox Inc, Cl A*	22,300	785
D-Wave Quantum Inc*	55,900	961
DXC Technology Co*	26,300	297
Dynatrace Inc*	43,400	2,369
Eastman Kodak Co*	9,600	86
eGain Corp*	4,900	37
Elastic NV*	13,200	1,288
Enphase Energy Inc*	19,400	707
Entegris Inc	22,930	3,102
EPAM Systems Inc*	7,900	931
ePlus Inc	4,276	376
EverCommerce Inc*	1,400	12
Everforth Inc*	6,569	213
Everpure Inc, Cl A*	46,100	4,285
Everspin Technologies Inc*	1,500	24
Evolv Technologies Holdings Inc*	20,500	107
Extreme Networks Inc*	19,187	432
Fastly Inc, Cl A*	21,500	490
Figma Inc, Cl A*	30,400	836
Five9 Inc*	11,600	401
FormFactor Inc*	11,919	1,199
Forward Industries Inc*	3,700	23
Frequency Electronics Inc*	700	42
Freshworks Inc, Cl A*	32,100	447
Gitlab Inc, Cl A*	20,400	949
GlobalFoundries Inc	18,500	827
Globant SA*	6,400	261
GPGI Inc, Cl A	29,000	383
Grid Dynamics Holdings Inc*	11,000	88
GSI Technology Inc*	1,700	9
Guidewire Software Inc*	12,369	2,533
Hackett Group Inc/The	3,700	41
Harmonic Inc*	16,994	204
HubSpot Inc*	7,293	1,906

50	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hut 8 Corp*	14,700	$1,156
I3 Verticals Inc, Cl A*	4,600	74
Ichor Holdings Ltd*	5,400	289
Immersion Corp	5,700	43
Impinj Inc*	4,300	750
Infleqtion Inc*	15,300	200
Information Services Group Inc	8,000	41
Ingram Micro Holding Corp	5,600	158
Inseego Corp*	1,100	5
Insight Enterprises Inc*	4,398	691
Intapp Inc*	8,300	360
InterDigital Inc	3,897	1,306
IonQ Inc*	57,799	2,272
IPG Photonics Corp*	3,800	289
Itron Inc*	6,811	661
JFrog Ltd*	16,000	1,601
Kaltura Inc*	7,600	12
Keel Infrastructure Corp*	80,800	255
Kimball Electronics Inc*	4,593	108
Klaviyo Inc, Cl A*	18,600	383
Knowles Corp*	11,800	403
Kopin Corp*	21,500	95
Kyndryl Holdings Inc*	35,400	476
Lattice Semiconductor Corp*	20,562	2,372
Life360 Inc*	3,600	154
LightPath Technologies Inc, Cl A*	9,600	97
Lightwave Logic Inc*	23,300	127
Littelfuse Inc	3,791	1,563
LiveRamp Holdings Inc*	8,074	305
MACOM Technology Solutions Holdings Inc*	9,825	2,592
Manhattan Associates Inc*	8,880	1,982
MARA Holdings Inc*	55,000	592
MaxLinear Inc, Cl A*	12,644	758
Methode Electronics Inc	6,784	124
Mirion Technologies Inc, Cl A*	36,800	555
Mitek Systems Inc*	4,400	81
MKS Inc	10,123	2,594
MongoDB Inc, Cl A*	11,520	5,223
M-Tron Industries Inc*	240	18
N-able Inc/US*	11,350	45
Napco Security Technologies Inc	5,600	203
Navitas Semiconductor Corp, Cl A*	28,700	333
nCino Inc*	15,700	355
NCR Voyix Corp*	19,983	167
NETGEAR Inc*	3,492	74
NetScout Systems Inc*	9,458	367
NextNav Inc*	13,200	209
nLight Inc*	7,600	321
Novanta Inc*	4,962	726
Nutanix Inc, Cl A*	38,100	2,613
NVE Corp	900	90
Okta Inc, Cl A*	24,904	4,309
Ondas Inc*	68,500	524
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
One Stop Systems Inc*	1,800	$19
OneSpan Inc	3,002	50
Onto Innovation Inc*	7,472	1,997
Ooma Inc*	5,400	122
OSI Systems Inc*	2,368	492
Ouster Inc*	8,800	303
PagerDuty Inc*	13,915	197
PAR Technology Corp*	5,800	109
PC Connection Inc	1,631	130
PDF Solutions Inc*	5,153	229
Pegasystems Inc	11,772	433
Penguin Solutions Inc*	7,100	348
Photronics Inc*	9,129	257
Plexus Corp*	4,028	965
Power Integrations Inc	8,378	430
Powerfleet Inc NJ*	17,600	53
Procore Technologies Inc*	18,800	1,179
Progress Software Corp*	6,658	308
Q2 Holdings Inc*	9,300	605
Qorvo Inc*	12,900	1,239
Qualys Inc*	5,400	1,005
Quantum Computing Inc*	33,400	275
QuickLogic Corp*	800	9
Rackspace Technology Inc*	11,600	36
Ralliant Corp	17,200	1,062
Rambus Inc*	15,810	1,371
Rapid7 Inc*	9,700	131
Red Violet Inc*	1,500	110
ReposiTrak Inc	3,400	27
Ribbon Communications Inc*	13,520	27
Rigetti Computing Inc*	51,000	799
Rimini Street Inc*	10,000	56
RingCentral Inc, Cl A	10,500	731
Riot Platforms Inc*	49,900	948
Rogers Corp*	2,393	300
Rubrik Inc, Cl A*	23,300	2,168
Sailpoint Inc*	9,100	187
Samsara Inc, Cl A*	50,500	2,063
Sanmina Corp*	7,466	1,469
ScanSource Inc*	3,396	194
Semtech Corp*	14,075	1,871
SentinelOne Inc, Cl A*	49,500	1,094
ServiceTitan Inc, Cl A*	9,000	882
SharonAI Holdings Inc, Cl A*	500	27
Silicon Laboratories Inc*	4,982	1,091
SiTime Corp*	3,340	1,889
Snowflake Inc, Cl A*	49,800	16,505
Soluna Holdings Inc*	16,500	18
SoundHound AI Inc, Cl A*	55,900	400
Sprinklr Inc, Cl A*	17,700	145
Sprout Social Inc, Cl A*	8,600	98
SPS Commerce Inc*	5,658	483
Strategy Inc, Cl A*	48,450	6,441

SEI Institutional Investments Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synaptics Inc*	5,987	$579
Syntec Optics Holdings Inc*	2,300	19
T1 Energy Inc*	26,900	120
TD SYNNEX Corp	11,281	2,852
Telos Corp*	4,900	24
Tenable Holdings Inc*	16,200	618
Teradata Corp*	14,700	426
Terawulf Inc*	56,400	853
Thryv Holdings Inc*	6,500	12
TSS Inc/MD*	2,700	21
TTM Technologies Inc*	15,487	1,842
Tucows Inc, Cl A*	2,200	23
Turtle Beach Corp*	2,800	36
Twilio Inc, Cl A*	21,842	5,147
Ubiquiti Inc	640	378
UiPath Inc, Cl A*	57,300	1,070
Ultra Clean Holdings Inc*	6,352	431
Unisys Corp*	15,183	41
Unity Software Inc*	52,800	2,223
Universal Display Corp	6,651	553
Unusual Machines Inc /US*	6,900	163
Varonis Systems Inc, Cl B*	17,400	762
Veeco Instruments Inc*	9,110	404
Vertex Inc, Cl A*	9,800	139
Via Transportation Inc, Cl A*	5,900	165
Viant Technology Inc, Cl A*	2,600	33
Viasat Inc*	18,056	1,215
Viavi Solutions Inc*	35,400	1,285
Vishay Intertechnology Inc	19,517	594
Vishay Precision Group Inc*	2,064	128
Vistance Networks Inc	35,000	221
Vontier Corp	21,900	705
Vuzix Corp*	8,200	21
Weave Communications Inc*	7,300	53
Whitefiber Inc*	1,300	25
Wolfspeed Inc*	3,600	99
Workiva Inc, Cl A*	7,500	600
Xerox Holdings Corp	18,000	58
Xperi Inc*	9,580	57
Yext Inc*	13,600	92
Zeta Global Holdings Corp, Cl A*	33,300	1,031
Zoom Communications Inc, Cl A*	40,021	3,869
Zscaler Inc*	15,340	2,890
		230,035
Materials — 3.8%
AdvanSix Inc	4,100	69
Alcoa Corp	40,000	1,998
Alpha Metallurgical Resources Inc*	1,400	330
Alto Ingredients Inc*	2,900	12
American Battery Technology Co*	19,500	53
Ampco-Pittsburgh Corp*	1,700	15
AptarGroup Inc	9,266	1,220
Ardagh Metal Packaging SA	18,100	92
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ashland Inc	7,208	$529
ASP Isotopes Inc*	15,000	60
Aspen Aerogels Inc*	9,600	47
Aura Minerals Inc	5,600	468
Avient Corp	13,932	614
Axalta Coating Systems Ltd*	31,500	1,147
Balchem Corp	4,988	877
Cabot Corp	7,932	656
Celanese Corp, Cl A	17,400	791
Century Aluminum Co*	9,497	435
Chemours Co/The	24,200	377
Clearwater Paper Corp*	2,651	56
Cleveland-Cliffs Inc*	87,221	1,007
Coeur Mining Inc	151,261	3,143
Commercial Metals Co	16,941	1,143
Compass Minerals International Inc*	4,740	118
Constellium SE, Cl A*	18,300	484
Contango Silver & Gold Inc*	5,800	113
Crown Holdings Inc	16,351	1,903
Dakota Gold Corp*	12,800	78
Eagle Materials Inc	4,783	929
Eastman Chemical Co	17,400	1,260
Ecovyst Inc*	19,100	194
Element Solutions Inc	32,900	1,169
Ferroglobe PLC	17,800	73
Flotek Industries Inc*	2,000	47
FMC Corp	18,700	216
Graphic Packaging Holding Co	44,017	493
Greif Inc, Cl A	3,419	283
Greif Inc, Cl B	300	32
Hawkins Inc	2,646	318
HB Fuller Co	8,633	474
Hecla Mining Co	92,368	1,835
Huntsman Corp	23,924	229
Hycroft Mining Holding Corp, Cl A*	8,900	209
Idaho Strategic Resources Inc*	2,800	91
Ingevity Corp*	5,400	374
Innospec Inc	3,813	358
Intrepid Potash Inc*	1,860	72
Ivanhoe Electric Inc / US*	18,100	200
James Hardie Industries PLC*	22,424	666
Kaiser Aluminum Corp	2,154	342
Knife River Corp*	7,883	494
Koppers Holdings Inc	2,573	118
Kronos Worldwide Inc	5,084	45
LSB Industries Inc*	8,300	89
Magnera Corp*	5,000	63
Materion Corp	2,974	702
Mativ Holdings Inc	10,288	122
Metallus Inc*	5,104	100
Minerals Technologies Inc	4,224	300
MP Materials Corp*	21,500	1,177
Myers Industries Inc	6,618	212

52	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewMarket Corp	937	$841
NioCorp Developments Ltd*	21,100	88
O-I Glass Inc*	24,300	177
Olin Corp	18,416	320
PERIMETER SOLUTIONS INC*	22,000	671
Perpetua Resources Corp*	12,700	317
PureCycle Technologies Inc*	19,100	125
Quaker Chemical Corp	1,934	321
Ramaco Resources Inc, Cl A*	8,100	115
Ranpak Holdings Corp, Cl A*	8,300	39
Rayonier Advanced Materials Inc*	4,617	40
REalloys Inc*	8,400	87
Reliance Inc	7,678	2,949
Royal Gold Inc	12,502	3,269
RPM International Inc	18,488	1,925
Ryerson Holding Corp	4,996	125
Scotts Miracle-Gro Co/The, Cl A	6,859	410
Sensient Technologies Corp	6,435	868
Silgan Holdings Inc	12,160	505
Solstice Advanced Materials Inc	23,400	1,483
Sonoco Products Co	14,421	795
Stepan Co	2,825	177
SunCoke Energy Inc	9,446	98
Sylvamo Corp	5,000	180
Tredegar Corp*	5,341	41
TriMas Corp	4,076	158
Tronox Holdings PLC	20,000	106
United States Antimony Corp*	18,700	91
United States Lime & Minerals Inc	1,500	177
US Gold Corp*	1,300	21
USA Rare Earth Inc*	27,700	494
Valhi Inc	500	9
Vista Gold Corp*	19,900	43
Warrior Met Coal Inc	7,400	801
Westlake Corp	5,310	399
Worthington Steel Inc	5,702	196
		49,582
Real Estate — 4.8%
Acadia Realty Trust‡	21,339	437
AGNT Inc	13,900	57
Agree Realty Corp‡	18,047	1,304
AH Realty Trust Inc‡	13,800	89
Alexander's Inc‡	188	51
Alpine Income Property Trust Inc‡	4,000	78
American Assets Trust Inc‡	7,791	175
American Healthcare REIT Inc‡	28,000	1,546
American Homes 4 Rent, Cl A‡	49,200	1,638
Americold Realty Trust Inc‡	43,000	643
Apple Hospitality REIT Inc‡	29,700	474
Braemar Hotels & Resorts Inc‡	13,600	27
Brandywine Realty Trust‡	18,539	56
Brixmor Property Group Inc‡	46,500	1,343
Broadstone Net Lease Inc, Cl A‡	29,800	622
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BRT Apartments Corp‡	2,400	$34
CareTrust REIT Inc‡	33,853	1,319
CBL & Associates Properties Inc‡	2,000	109
Centerspace‡	2,403	126
Chatham Lodging Trust‡	3,935	51
Chiron Real Estate Inc‡	2,540	93
Community Healthcare Trust Inc‡	4,000	59
Compass Inc, Cl A*	103,486	1,093
COPT Defense Properties‡	15,830	570
Cousins Properties Inc‡	25,345	735
CTO Realty Growth Inc‡	3,154	67
CubeSmart‡	34,522	1,371
Curbline Properties Corp‡	15,502	462
Cushman & Wakefield Ltd*	37,100	500
DiamondRock Hospitality Co‡	28,707	353
Diversified Healthcare Trust‡	28,407	215
Douglas Elliman Inc*	7,300	14
Douglas Emmett Inc‡	25,085	290
Easterly Government Properties Inc, Cl A‡	5,040	124
EastGroup Properties Inc‡	8,085	1,613
Empire State Realty Trust Inc, Cl A‡	17,400	79
EPR Properties‡	11,651	684
Equity LifeStyle Properties Inc‡	28,264	1,793
Essential Properties Realty Trust Inc‡	30,800	924
Farmland Partners Inc‡	3,700	38
Fermi Inc*‡	27,300	136
First Industrial Realty Trust Inc‡	20,153	1,247
Forestar Group Inc*	3,867	109
Four Corners Property Trust Inc‡	14,319	356
FrontView REIT Inc‡	4,400	85
FRP Holdings Inc*	2,176	48
Gaming and Leisure Properties Inc‡	41,331	1,739
Getty Realty Corp‡	9,089	295
Gladstone Commercial Corp‡	8,519	110
Gladstone Land Corp‡	7,000	64
Global Net Lease Inc‡	30,962	284
Healthcare Realty Trust Inc, Cl A‡	48,805	929
Highwoods Properties Inc‡	16,368	501
Howard Hughes Holdings Inc*	5,017	322
Hudson Pacific Properties Inc*‡	6,810	86
Independence Realty Trust Inc‡	36,901	597
Industrial Logistics Properties Trust‡	10,700	88
Innovative Industrial Properties Inc, Cl A‡	4,400	250
InvenTrust Properties Corp‡	10,500	339
Janus Living Inc, Cl A‡	5,900	176
JBG SMITH Properties‡	7,700	93
Jones Lang LaSalle Inc*	6,767	2,476
Kilroy Realty Corp‡	17,743	644
Kite Realty Group Trust‡	29,621	764
Lamar Advertising Co, Cl A‡	12,797	1,907
Lineage Inc‡	9,300	365
LTC Properties Inc‡	7,917	319
LXP Industrial Trust‡	9,038	549

SEI Institutional Investments Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macerich Co/The‡	42,845	$1,012
Marcus & Millichap Inc	2,700	85
Medical Properties Trust Inc‡	75,162	298
Millrose Properties Inc‡	24,000	730
National Health Investors Inc‡	7,264	517
National Healthcare Properties Inc, Cl A‡	4,800	77
NET Lease Office Properties‡	2,895	33
NETSTREIT Corp‡	14,300	291
Newmark Group Inc, Cl A	24,705	376
NexPoint Residential Trust Inc‡	2,600	62
NNN REIT Inc‡	28,843	1,304
Omega Healthcare Investors Inc‡	43,757	2,001
One Liberty Properties Inc‡	3,662	88
Opendoor Technologies Inc*	131,100	420
Outfront Media Inc‡	22,208	652
Park Hotels & Resorts Inc‡	27,759	425
Pebblebrook Hotel Trust‡	14,625	265
Phillips Edison & Co Inc‡	19,000	734
Piedmont Realty Trust Inc, Cl A*‡	20,266	194
Postal Realty Trust Inc, Cl A‡	2,600	61
Rayonier Inc‡	44,078	904
Rexford Industrial Realty Inc‡	33,100	1,226
RLJ Lodging Trust‡	14,354	158
RMR Group Inc/The, Cl A	1,070	21
Ryman Hospitality Properties Inc‡	9,560	1,212
Sabra Health Care REIT Inc‡	38,720	790
Safehold Inc‡	6,727	102
Saul Centers Inc‡	1,744	57
Seaport Entertainment Group Inc*	1,288	34
Service Properties Trust‡	19,848	155
SITE Centers Corp‡	7,801	23
SL Green Realty Corp‡	9,983	559
Smartstop Self Storage REIT Inc‡	9,400	305
St Joe Co/The	6,200	410
STAG Industrial Inc‡	29,356	1,094
Summit Hotel Properties Inc‡	13,929	81
Sun Communities Inc‡	18,321	2,225
Sunstone Hotel Investors Inc‡	22,738	254
Tanger Inc‡	15,949	601
Tejon Ranch Co*	4,876	78
Terreno Realty Corp‡	16,063	1,064
UMH Properties Inc‡	12,600	207
Universal Health Realty Income Trust‡	1,116	46
Urban Edge Properties‡	19,700	417
Vornado Realty Trust‡	26,000	972
WP Carey Inc‡	33,400	2,337
Xenia Hotels & Resorts Inc‡	13,400	251
Zillow Group Inc, Cl A*	4,591	164
Zillow Group Inc, Cl C*	25,097	877
		62,383
Utilities — 1.7%
American States Water Co	5,774	516
Avista Corp	11,952	444
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp	11,802	$846
Cadiz Inc*	4,900	19
California Water Service Group	9,041	452
Chesapeake Utilities Corp	3,815	509
Clearway Energy Inc, Cl C	18,000	571
Consolidated Water Co Ltd	3,100	92
Essential Utilities Inc	43,037	1,772
Genie Energy Ltd, Cl B	3,200	47
Global Water Resources Inc	2,800	26
H2O America	4,764	302
Hallador Energy Co*	4,400	73
Hawaiian Electric Industries Inc*	20,758	233
IDACORP Inc, Cl Rights	8,524	1,161
MDU Resources Group Inc	29,532	588
MGE Energy Inc	4,914	382
Middlesex Water Co	2,901	168
Montauk Renewables Inc*	11,500	20
National Fuel Gas Co	14,388	1,195
New Jersey Resources Corp	15,494	826
Northwest Natural Holding Co	6,876	337
Northwestern Energy Group Inc	8,646	598
OGE Energy Corp	30,176	1,377
Oklo Inc, Cl A*	20,200	820
ONE Gas Inc	9,500	753
Ormat Technologies Inc	8,734	891
Otter Tail Corp	5,746	520
Portland General Electric Co	17,900	875
Pure Cycle Corp*	5,900	65
Southwest Gas Holdings Inc	10,841	958
Spire Inc	8,903	729
Talen Energy Corp*	6,840	2,023
TXNM Energy Inc	15,317	882
UGI Corp	32,996	1,269
Unitil Corp	3,258	174
York Water Co/The	2,952	101
		22,614
Total United States		1,207,593

Total Common Stock
(Cost $714,211) ($ Thousands)		1,274,170

	Number of Rights
RIGHTS — 0.0%
Rights — 0.0%
Concentra Biosciences CVR *‡‡	17,400	–
Gilead Sciences Inc CVR *‡‡	6,200	1
Novartis AG CVR *‡‡	21,360	11
Pfizer Inc CVR *‡‡	8,200	40
Tobira Therapeutics CVR, Expires 12/31/2028 *	2,300	–
Total Rights
(Cost $—) ($ Thousands)		52

54	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Extended Market Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,944	$42

Total Registered Investment Company
(Cost $77) ($ Thousands)		42

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	13,082,491	13,082
Total Cash Equivalent
(Cost $13,082) ($ Thousands)		13,082
Total Investments in Securities — 99.2%
(Cost $727,370) ($ Thousands)		$1,287,346

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	61	Sep-2026	$9,157	$9,024	$(133)
S&P 500 Index E-Mini	3	Sep-2026	1,156	1,155	(1)
S&P Mid Cap 400 Index E-Mini	17	Sep-2026	6,463	6,404	(59)
			$16,776	$16,583	$(193)

Percentages are based on Net Assets of $1,298,151 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Investments Co	$1,320	$201	$(187)	$—	$311	$1,645	$8	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,458	57,583	(57,959)	—	—	13,082	149	—
Totals	$14,778	$57,784	$(58,146)	$–	$311	$14,727	$157	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	55

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.5%

Communication Services — 2.9%
AMC Global Media Inc, Cl A *	9,100	$115
Bumble Inc, Cl A *	30,067	82
CuriosityStream Inc	137,011	367
EverQuote Inc, Cl A *	12,762	325
Gogo Inc *	28,060	71
Ibotta Inc, Cl A *	4,827	180
IMAX Corp *	18,686	957
Lionsgate Studios Corp *	39,105	443
Match Group Inc	11,700	476
New York Times Co/The, Cl A	5,060	340
Nexstar Media Group Inc, Cl A	2,900	528
Nextdoor Holdings Inc *	16,979	38
Nexxen International Ltd *	17,500	171
Playtika Holding Corp	17,700	40
Shutterstock Inc	5,100	28
Sphere Entertainment Co *	5,582	761
Taboola.com Ltd *	124,058	463
Yelp Inc, Cl A *	10,300	230
ZoomInfo Technologies Inc, Cl A *	22,500	95
		5,710
Consumer Discretionary — 10.2%
Academy Sports & Outdoors Inc	6,900	296
ADT Inc	84,200	622
American Eagle Outfitters Inc	10,900	181
American Public Education Inc *	7,364	336
AutoNation Inc *	800	161
Bath & Body Works Inc	12,800	246
Bloomin' Brands Inc	28,300	291
Boot Barn Holdings Inc *	4,604	693
Boyd Gaming Corp	2,200	171
Brinker International Inc *	3,308	756
Brunswick Corp/DE	4,332	329
Build-A-Bear Workshop Inc	3,899	118
Churchill Downs Inc	3,491	305
Citi Trends Inc *	5,053	344
Covista Inc *	1,400	185
Crocs Inc *	3,100	373
Designer Brands Inc, Cl A	24,699	135
Dick's Sporting Goods Inc	1,569	212
Dine Brands Global Inc	3,200	106
El Pollo Loco Holdings Inc *	15,100	231
Envela Corp *	3,014	42
Escalade Inc	3,109	63
Flexsteel Industries Inc	3,871	308
Garrett Motion Inc	24,662	665
Genesco Inc *	4,560	153
GigaCloud Technology Inc, Cl A *	6,568	319
G-III Apparel Group Ltd	14,600	476
Gold.com Inc	10,531	474
Goodyear Tire & Rubber Co/The *	16,500	103
Group 1 Automotive Inc	800	216
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	4,200	$217
Harley-Davidson Inc	12,200	337
Haverty Furniture Cos Inc	7,400	202
Holley Inc *	11,233	32
La-Z-Boy Inc	10,900	345
Life Time Group Holdings Inc *	11,944	502
Lovesac Co/The *	2,558	40
M/I Homes Inc *	1,700	253
Macy's Inc	13,000	285
Marriott Vacations Worldwide Corp	1,150	120
MasterCraft Boat Holdings Inc *	4,645	108
Mattel Inc *	19,100	286
Meritage Homes Corp	3,700	257
Motorcar Parts of America Inc *	15,005	174
Movado Group Inc	11,628	392
OneSpaWorld Holdings Ltd	32,800	814
Patrick Industries Inc	3,605	295
Perdoceo Education Corp	17,264	574
Phinia Inc	8,500	582
PVH Corp	5,883	436
RealReal Inc/The *	31,069	318
Rocky Brands Inc	6,512	294
Rush Street Interactive Inc, Cl A *	9,002	232
Sally Beauty Holdings Inc *	12,500	205
Shoe Station Group Inc	2,400	33
Signet Jewelers Ltd	4,900	403
Smith & Wesson Brands Inc	29,209	371
Stitch Fix Inc, Cl A *	36,535	116
Strategic Education Inc	2,910	241
Travel + Leisure Co	13,508	929
Upbound Group Inc, Cl A	13,800	252
Victoria's Secret & Co *	8,250	705
Visteon Corp	3,300	336
Wingstop Inc	1,399	153
		19,749
Consumer Staples — 3.4%
Albertsons Cos Inc, Cl A	10,300	127
B&G Foods Inc, Cl A	40,500	141
Casey's General Stores Inc	1,490	1,121
Central Garden & Pet Co, Cl A *	14,600	543
Del Monte Corp	8,900	282
Energizer Holdings Inc	16,300	355
Herbalife Ltd *	15,300	168
Honest Co Inc/The *	70,962	406
Ingredion Inc	3,300	341
Mama's Creations Inc *	13,530	220
Nature's Sunshine Products Inc *	7,917	112
PriceSmart Inc	6,192	1,053
Simply Good Foods Co/The *	9,300	107
Spectrum Brands Holdings Inc	3,400	293
Turning Point Brands Inc	3,957	320
United Natural Foods Inc *	8,100	355
Village Super Market Inc, Cl A	8,774	380

56	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yesway Inc, Cl A *	13,056	$325
		6,649
Energy — 6.4%
Archrock Inc	26,470	834
Ardmore Shipping Corp	24,077	419
Chord Energy Corp	3,400	500
DHT Holdings Inc	27,400	537
DT Midstream Inc	2,888	378
Encore Energy Corp *	162,799	204
Energy Services of America Corp	19,526	227
Excelerate Energy Inc, Cl A	10,439	414
Forum Energy Technologies Inc *	6,197	508
Gevo Inc *	144,600	240
Green Plains Inc *	3,930	57
HF Sinclair Corp	7,500	762
Innovex International Inc *	2,990	92
Kolibri Global Energy Inc *	44,231	267
Matador Resources Co	18,747	1,088
Murphy Oil Corp	10,800	393
National Energy Services Reunited Corp *	3,920	138
Navigator Holdings Ltd	31,001	685
NOV Inc	32,900	700
Oil States International Inc *	42,259	373
Patterson-UTI Energy Inc	63,000	796
Peabody Energy Corp	9,500	282
PrimeEnergy Resources Corp *	631	133
REX American Resources Corp *	4,045	166
Riley Exploration Permian Inc	15,505	605
Solaris Energy Infrastructure Inc, Cl A	12,224	621
Teekay Corp Ltd	35,515	467
World Kinect Corp	17,500	626
		12,512
Financials — 21.5%
Affiliated Managers Group Inc	1,300	479
Alerus Financial Corp	14,145	465
Amalgamated Financial Corp	5,000	240
American Integrity Insurance Group Inc	7,961	207
Ames National Corp	4,197	132
Associated Banc-Corp	16,400	502
Ategrity Specialty Holdings LLC *	10,159	267
Axis Capital Holdings Ltd	3,700	365
Banc of California Inc	13,900	259
Bank of Marin Bancorp	11,143	296
Bank of NT Butterfield & Son Ltd/The	12,751	751
Bank OZK	7,900	388
Bank7 Corp	7,819	402
BCB Bancorp Inc	34,040	291
Bladex Inc, Cl E	15,343	827
Bridgewater Bancshares Inc *	17,574	370
Brighthouse Financial Inc *	3,600	191
BV Financial Inc *	1,304	28
California BanCorp	6,089	130
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Camden National Corp	4,000	$226
Capital Bancorp Inc	2,786	101
Capitol Federal Financial Inc	43,350	373
Carter Bankshares Inc	3,120	97
Cathay General Bancorp	4,800	294
Chain Bridge Bancorp Inc, Cl A *	3,372	155
Chimera Investment Corp ‡	14,600	167
Citizens Community Bancorp Inc/WI	2,333	49
Civista Bancshares Inc	7,800	210
CNB Financial Corp/PA	9,337	316
CNO Financial Group Inc	18,800	1,030
Cohen & Steers Inc	3,878	313
Columbia Banking System Inc	17,000	504
Community Trust Bancorp Inc	3,700	282
Dime Commercial Bancshares Inc	9,997	404
Eagle Bancorp Montana Inc	8,838	197
Enova International Inc *	308	70
Esquire Financial Holdings Inc	2,171	243
EVERTEC Inc	9,400	278
EZCORP Inc, Cl A *	13,525	437
FB Bancorp Inc *	5,659	89
Federated Hermes Inc, Cl B	6,200	395
Finwise Bancorp *	1,993	28
First American Financial Corp	5,300	392
First BanCorp/Puerto Rico	11,900	332
First Busey Corp	17,170	517
First Business Financial Services Inc	5,300	370
First Commonwealth Financial Corp	9,900	205
First Financial Bankshares Inc	27,620	918
First Financial Corp	9,996	782
FirstCash Holdings Inc	5,768	1,237
Five Star Bancorp	3,331	153
FNB Corp/PA	10,300	188
FS KKR Capital Corp	7,400	92
Fulton Financial Corp	15,700	368
FVCBankcorp Inc	17,135	313
Genworth Financial Inc, Cl A *	10,700	106
Greenlight Capital Re Ltd, Cl A *	5,256	80
Hamilton Lane Inc, Cl A	3,889	423
Hancock Whitney Corp	7,200	536
Hanmi Financial Corp	18,936	587
Hanover Insurance Group Inc/The	1,500	339
HBT Financial Inc	5,836	207
Home BancShares Inc/AR	12,599	371
HomeTrust Bancshares Inc	4,364	203
Hope Bancorp Inc	16,200	223
Independent Bank Corp/MI	10,800	394
International Money Express Inc *	1,800	26
Invesco Mortgage Capital Inc ‡	7,650	56
Jack Henry & Associates Inc	2,547	428
Jackson Financial Inc, Cl A	6,600	881
Jefferson Capital Inc	7,240	151
John Marshall Bancorp Inc	4,054	93

SEI Institutional Investments Trust	57

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kearny Financial Corp/MD	10,369	$102
Kinsale Capital Group Inc	887	332
LendingTree Inc *	4,011	112
Lincoln National Corp	5,600	238
loanDepot Inc, Cl A *	72,088	68
MainStreet Bancshares Inc	10,403	259
Mercantile Bank Corp	4,200	251
Meridian Corp	11,600	223
MGIC Investment Corp	19,700	604
MidCap Financial Investment Corp	12,600	124
Midland States Bancorp Inc	22,799	748
Moelis & Co, Cl A	3,640	248
Morningstar Inc	1,774	388
NB Bancorp Inc	1,500	33
NerdWallet Inc, Cl A *	38,600	381
New Mountain Finance Corp	22,900	175
Northeast Community Bancorp Inc	12,300	324
Northrim BanCorp Inc	16,606	425
Northwest Bancshares Inc	15,400	235
Norwood Financial Corp	3,510	120
Octave Specialty Group Inc *	15,558	68
OFG Bancorp	11,300	588
Orrstown Financial Services Inc	6,159	257
Pagseguro Digital Ltd, Cl A	23,400	211
Parke Bancorp Inc	12,363	417
Paysign Inc *	32,407	404
PCB Bancorp	10,100	276
Pelagos Insurance Capital Ltd	24,632	601
PennantPark Investment Corp	22,500	84
Peoples Bancorp of North Carolina Inc	9,057	396
Piper Sandler Cos	4,445	334
Popular Inc	8,001	1,346
Porch Group Inc *	22,462	382
PRA Group Inc *	10,453	197
Primerica Inc	1,080	311
Primis Financial Corp	6,391	102
RBB Bancorp	15,815	410
Red River Bancshares Inc	1,138	114
Regional Management Corp	9,300	298
Rithm Capital Corp ‡	31,400	315
S&T Bancorp Inc	7,500	371
ServisFirst Bancshares Inc	8,255	355
Sixth Street Specialty Lending Inc	9,900	187
Slide Insurance Holdings Inc	5,609	130
SLM Corp	12,800	332
SmartFinancial Inc	9,247	467
Stifel Financial Corp	10,915	882
Timberland Bancorp Inc/WA	3,024	138
TPG Mortgage Investment Trust Inc ‡	36,200	244
Unity Bancorp Inc	852	49
Universal Insurance Holdings Inc	12,782	549
Univest Financial Corp	5,487	228
Valley National Bancorp	60,430	824
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WaFd Inc	7,100	$254
West BanCorp Inc	3,090	87
Western New England Bancorp Inc	5,370	74
Western Union Co/The	41,900	300
		41,791
Health Care — 14.8%
Akebia Therapeutics Inc *	97,234	89
Amphastar Pharmaceuticals Inc *	9,200	207
AnaptysBio Inc *	4,675	267
Annexon Inc *	20,652	102
Arbutus Biopharma Corp *	92,325	469
Atrium Therapeutics Inc *	22,306	297
Aveanna Healthcare Holdings Inc *	38,232	513
Axogen Inc *	7,510	381
Axsome Therapeutics Inc *	925	184
BioLife Solutions Inc *	15,030	557
Bioventus Inc, Cl A *	7,459	102
Bridgebio Pharma Inc *	3,475	266
Bright Minds Biosciences Inc *	4,665	335
BrightSpring Health Services Inc *	16,695	975
CAMP4 Therapeutics Corp *	5,720	23
CareDx Inc *	12,050	604
Celcuity Inc *	821	73
Chemed Corp	750	389
Codexis Inc *	22,850	39
Collegium Pharmaceutical Inc *	13,650	336
Editas Medicine Inc, Cl A *	97,472	298
Emergent BioSolutions Inc *	26,660	163
Encompass Health Corp	2,900	349
Ensign Group Inc/The	7,193	1,239
Eton Pharmaceuticals Inc *	3,240	196
Evolent Health Inc, Cl A *	42,449	191
Exelixis Inc *	14,700	803
Fennec Pharmaceuticals Inc *	17,991	222
GoodRx Holdings Inc, Cl A *	55,300	193
Guardant Health Inc *	5,520	878
Guardian Pharmacy Services Inc, Cl A *	6,267	232
Halozyme Therapeutics Inc *	10,900	1,161
Harmony Biosciences Holdings Inc *	13,500	532
HealthEquity Inc *	8,405	811
Heron Therapeutics Inc *	71,088	23
Indivior Pharmaceuticals Inc *	6,000	210
InfuSystem Holdings Inc *	25,729	313
Innovage Holding Corp *	6,577	71
Ironwood Pharmaceuticals Inc, Cl A *	73,016	310
Jazz Pharmaceuticals PLC *	5,700	1,429
Keros Therapeutics Inc *	20,427	226
Kodiak Sciences Inc *	2,423	90
LeMaitre Vascular Inc	8,138	653
Lexeo Therapeutics Inc *	7,144	34
Liquidia Corp *	2,455	167
MacroGenics Inc *	22,636	90
Maze Therapeutics Inc *	15,613	415

58	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MeiraGTx Holdings plc *	5,080	$70
Mesa Laboratories Inc	1,810	231
MiMedx Group Inc *	53,400	242
Monte Rosa Therapeutics Inc *	4,690	65
Myriad Genetics Inc *	18,529	60
Nkarta Inc *	30,455	82
Nutex Health Inc *	2,649	500
Olema Pharmaceuticals Inc *	3,653	38
Omada Health Inc *	9,892	243
OmniAb Inc, Cl W *	3,552	16
Organogenesis Holdings Inc, Cl A *	22,921	39
Pacira BioSciences Inc *	12,700	329
PACS Group Inc *	2,149	91
Palisade Bio Inc *	194,640	380
Pediatrix Medical Group Inc *	13,000	341
Pennant Group Inc/The *	12,830	472
Phibro Animal Health Corp, Cl A	6,410	242
Precigen Inc *	26,748	185
Progyny Inc *	12,800	328
Protagonist Therapeutics Inc *	5,075	750
Puma Biotechnology Inc *	37,600	343
Quest Diagnostics Inc	1,785	429
Relmada Therapeutics Inc *	75,150	328
Rezolute Inc *	21,730	102
Rhythm Pharmaceuticals Inc *	5,833	619
Rigel Pharmaceuticals Inc *	6,300	291
Rocket Pharmaceuticals Inc *	43,508	162
Septerna Inc *	4,383	167
SIGA Technologies Inc	34,285	108
STERIS PLC	1,672	389
Stoke Therapeutics Inc *	2,165	68
Supernus Pharmaceuticals Inc *	5,970	264
Sutro Biopharma Inc *	3,720	75
Tactile Systems Technology Inc *	15,053	346
Theravance Biopharma Inc *	22,827	389
Twist Bioscience Corp *	3,269	454
US Physical Therapy Inc	5,072	394
Vanda Pharmaceuticals Inc *	77,936	421
Varex Imaging Corp *	15,100	279
Viridian Therapeutics Inc *	9,784	227
Vor BioPharma Inc *	5,670	127
Wave Life Sciences Inc *	14,293	70
Xenon Pharmaceuticals Inc *	7,310	440
		28,703
Industrials — 14.4%
AAON Inc	4,219	321
AAR Corp *	6,575	850
ABM Industries Inc	11,000	513
ACCO Brands Corp	49,600	212
Acuity Inc	1,023	339
Alaska Air Group Inc *	4,100	169
Apogee Enterprises Inc	3,900	152
ArcBest Corp	1,900	262
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argan Inc	790	$336
Astronics Corp *	2,947	217
Atkore Inc	5,200	487
Atmus Filtration Technologies Inc	5,075	240
AZZ Inc	2,513	345
Bloom Energy Corp, Cl A *	985	203
Booz Allen Hamilton Holding Corp, Cl A	5,401	409
Brink's Co/The	2,900	316
BWX Technologies Inc	1,388	211
Carlisle Cos Inc	1,046	363
Casella Waste Systems Inc, Cl A *	9,995	922
Columbus McKinnon Corp/NY	4,900	87
Commercial Vehicle Group Inc *	19,717	61
Concrete Pumping Holdings Inc *	16,541	149
Costamare Bulkers Holdings Ltd *	2,003	41
Costamare Inc	10,855	166
Deluxe Corp	11,000	254
EnerSys	2,300	423
Ennis Inc	9,100	194
ESCO Technologies Inc	2,727	745
Genco Shipping & Trading Ltd	16,092	422
Genpact Ltd	8,100	308
GFL Environmental Inc	8,312	351
Greenbrier Cos Inc/The	6,600	297
Hexcel Corp	4,378	406
IBEX Holdings Ltd *	11,582	445
ICF International Inc	769	69
Innodata Inc *	9,930	560
INNOVATE Corp *	4,820	36
Interface Inc, Cl A	18,181	689
Janus International Group Inc *	22,200	110
Karat Packaging Inc	7,788	371
KBR Inc	9,324	350
Kelly Services Inc, Cl A	10,500	181
Kennametal Inc	9,400	276
L B Foster Co, Cl A *	9,550	358
Landstar System Inc	1,922	347
Legence Corp, Cl A *	5,467	293
Liquidity Services Inc *	4,269	178
Lyft Inc, Cl A *	24,800	419
Matson Inc	4,500	1,012
Mercury Systems Inc *	7,445	650
Mueller Industries Inc	5,400	337
Net Power Inc *	39,435	70
Nordson Corp	1,342	432
NPK International Inc *	38,380	510
Orion Group Holdings Inc *	11,600	109
Oshkosh Corp	5,000	771
Pangaea Logistics Solutions Ltd	51,318	417
Park-Ohio Holdings Corp	8,026	362
Pitney Bowes Inc	24,300	416
Powell Industries Inc	659	118
Power Solutions International Inc *	7,260	264

SEI Institutional Investments Trust	59

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quad/Graphics Inc, Cl A	42,000	$423
Quanex Building Products Corp	17,600	338
RBC Bearings Inc *	922	456
Richtech Robotics Inc, Cl B *	56,234	105
Rush Enterprises Inc, Cl B	3,682	286
Ryder System Inc	2,158	528
Safe Bulkers Inc	78,220	675
Satellogic Inc, Cl A *	9,707	47
SkyWest Inc *	2,400	227
SPX Technologies Inc *	2,395	471
TransUnion	4,185	355
Tutor Perini Corp	3,085	273
UFP Industries Inc	3,411	288
Upwork Inc *	18,000	163
V2X Inc *	1,700	131
Valmont Industries Inc	819	385
Veralto Corp	3,605	355
VSE Corp	3,908	816
WESCO International Inc	887	302
Willdan Group Inc *	5,980	526
		28,071
Information Technology — 13.2%
Advanced Energy Industries Inc	1,214	336
Aehr Test Systems *	3,520	279
Agilysys Inc *	5,755	670
Ambarella Inc *	2,815	195
Ambiq Micro Inc *	5,840	341
Amdocs Ltd	6,300	397
Amkor Technology Inc	1,800	85
Amtech Systems Inc *	16,302	238
Applied Optoelectronics Inc *	2,510	270
Arlo Technologies Inc *	38,126	501
Arteris Inc *	11,314	248
Aviat Networks Inc *	10,800	215
Avnet Inc	12,200	1,093
AXT Inc *	5,021	304
Backblaze Inc, Cl A *	11,485	162
Bel Fuse Inc, Cl A	1,210	248
Bel Fuse Inc, Cl B	2,655	662
Bentley Systems Inc, Cl B	10,655	392
BigBear.ai Holdings Inc *	13,660	43
BK Technologies Corp *	2,137	155
Cirrus Logic Inc *	6,000	657
Clear Secure Inc, Cl A	8,995	397
Cognex Corp	5,424	331
Consensus Cloud Solutions Inc *	10,000	382
Crexendo Inc *	18,658	115
Daktronics Inc *	9,515	186
Digital Turbine Inc *	12,640	136
Dropbox Inc, Cl A *	14,400	507
DXC Technology Co *	11,800	133
Eastman Kodak Co *	36,175	325
eGain Corp *	4,244	32
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evolv Technologies Holdings Inc *	10,959	$57
Freshworks Inc, Cl A *	16,100	224
Ichor Holdings Ltd *	9,450	506
Immersion Corp	41,538	315
Ingram Micro Holding Corp	11,500	324
Intellicheck Inc *	54,707	151
InterDigital Inc	2,585	866
JFrog Ltd *	10,495	1,050
Kimball Electronics Inc *	17,338	410
Kulicke & Soffa Industries Inc	3,684	295
Littelfuse Inc	1,868	770
Napco Security Technologies Inc	8,756	317
Navitas Semiconductor Corp, Cl A *	17,340	201
NETGEAR Inc *	13,431	284
nLight Inc *	10,223	432
Nova Ltd *	988	344
Novanta Inc *	4,770	697
NVE Corp	3,644	365
OneSpan Inc	11,900	197
PagerDuty Inc *	34,000	481
Pegasystems Inc	10,143	373
Penguin Solutions Inc *	10,690	525
Photronics Inc *	11,000	310
Plexus Corp *	2,413	578
Power Integrations Inc	4,946	254
Qorvo Inc *	5,000	480
Qualys Inc *	4,283	797
Red Violet Inc *	3,303	242
RF Industries Ltd *	12,004	127
Richardson Electronics Ltd/United States	14,709	255
RingCentral Inc, Cl A	11,900	828
ScanSource Inc *	7,100	405
Sprout Social Inc, Cl A *	12,200	139
Synaptics Inc *	3,325	322
TD SYNNEX Corp	1,319	334
Telos Corp *	86,406	416
Universal Display Corp	3,093	257
Viant Technology Inc, Cl A *	7,869	101
Viavi Solutions Inc *	8,555	310
Vontier Corp	7,300	235
Xerox Holdings Corp	34,246	111
		25,720
Materials — 3.6%
AdvanSix Inc	8,500	143
AptarGroup Inc	2,433	320
Ardagh Metal Packaging SA	36,917	188
Cabot Corp	3,700	306
Caledonia Mining Corp PLC	1,040	26
Commercial Metals Co	10,300	695
Friedman Industries Inc	2,313	100
Idaho Strategic Resources Inc *	9,668	315
Intrepid Potash Inc *	8,167	316
Koppers Holdings Inc	10,300	472

60	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kronos Worldwide Inc	3,850	$34
NewMarket Corp	400	359
O-I Glass Inc *	2,600	19
Rayonier Advanced Materials Inc *	13,669	117
Reliance Inc	841	323
Royal Gold Inc	1,535	401
Sensient Technologies Corp	8,110	1,094
Solstice Advanced Materials Inc	5,288	335
Sonoco Products Co	10,600	585
Sylvamo Corp	4,000	144
Tredegar Corp *	33,805	260
Vox Royalty Corp	73,885	406
Worthington Steel Inc	3,570	123
		7,081
Real Estate — 4.6%
Alpine Income Property Trust Inc ‡	19,469	379
American Assets Trust Inc ‡	15,900	357
Apple Hospitality REIT Inc ‡	14,200	226
Braemar Hotels & Resorts Inc ‡	52,036	105
CareTrust REIT Inc ‡	9,495	370
CBL & Associates Properties Inc ‡	5,200	284
Chiron Real Estate Inc ‡	3,900	142
CTO Realty Growth Inc ‡	20,754	443
DiamondRock Hospitality Co ‡	30,900	380
EPR Properties ‡	7,000	411
FirstService Corp	2,456	342
Gladstone Commercial Corp ‡	12,000	156
Highwoods Properties Inc ‡	11,100	340
Industrial Logistics Properties Trust ‡	27,100	224
Innovative Industrial Properties Inc, Cl A ‡	2,800	159
Janus Living Inc, Cl A ‡	41,165	1,225
Kilroy Realty Corp ‡	4,400	160
Kite Realty Group Trust ‡	10,200	263
Millrose Properties Inc ‡	7,700	234
NET Lease Office Properties ‡	13,259	151
Outfront Media Inc ‡	10,000	294
Park Hotels & Resorts Inc ‡	20,300	311
Piedmont Realty Trust Inc, Cl A *‡	22,800	218
Postal Realty Trust Inc, Cl A ‡	15,046	353
RLJ Lodging Trust ‡	35,200	389
Ryman Hospitality Properties Inc ‡	3,298	418
Service Properties Trust ‡	4,380	34
Terreno Realty Corp ‡	5,253	348
Universal Health Realty Income Trust ‡	4,417	181
		8,897
Utilities — 1.5%
Avista Corp	8,100	301
Chesapeake Utilities Corp	2,524	337
National Fuel Gas Co	5,100	424
Northwest Natural Holding Co	6,600	324
Otter Tail Corp	5,510	498
Portland General Electric Co	10,400	508
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	15,300	$588
		2,980

Total Common Stock
(Cost $160,415) ($ Thousands)		187,863

	Number of Rights
RIGHTS — 0.0%
Blueprint Medicines Corp CVR *‡‡(A)	2,792	–
Verve Therapeutics Inc *‡‡(A)	25,505	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	4,381,039	4,381
Total Cash Equivalent
(Cost $4,381) ($ Thousands)		4,381
Total Investments in Securities — 98.8%
(Cost $164,796) ($ Thousands)		$192,244

SEI Institutional Investments Trust	61

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	12	Sep-2026	$1,829	$1,775	$(54)

Percentages are based on Net Assets of $194,602 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,193	$11,510	$(11,322)	$—	$—	$4,381	$38	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

62	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.9%

Communication Services — 1.4%
Bandwidth Inc, Cl A *	5,900	$286
Bumble Inc, Cl A *	29,300	80
CuriosityStream Inc	139,520	374
DHI Group Inc *	79,326	340
Ibotta Inc, Cl A *	5,040	188
Madison Square Garden Entertainment Corp, Cl A *	4,100	318
Marcus Corp/The	10,100	287
New York Times Co/The, Cl A	7,878	530
Nextdoor Holdings Inc *	140,731	317
PubMatic Inc, Cl A *	18,100	301
Taboola.com Ltd *	93,250	348
		3,369
Consumer Discretionary — 10.0%
Abercrombie & Fitch Co, Cl A *	15,235	2,180
Acushnet Holdings Corp	3,500	302
American Eagle Outfitters Inc	74,799	1,244
American Outdoor Brands Inc *	25,345	268
American Public Education Inc *	8,030	367
Brinker International Inc *	5,000	1,143
Brunswick Corp/DE	6,745	512
Callaway Golf Co *	19,700	309
Churchill Downs Inc	5,435	475
Citi Trends Inc *	3,114	212
Dana Inc	8,200	246
Designer Brands Inc, Cl A	15,223	83
Dick's Sporting Goods Inc	2,443	330
Dorman Products Inc *	3,448	444
Envela Corp *	3,510	48
Escalade Inc	2,242	45
Figs Inc, Cl A *	19,300	296
Flexsteel Industries Inc	4,549	362
Frontdoor Inc *	5,100	412
Garrett Motion Inc	19,205	518
Genesco Inc *	4,640	155
Gentex Corp	12,208	273
GigaCloud Technology Inc, Cl A *	4,914	238
Gold.com Inc	10,366	466
Group 1 Automotive Inc	1,929	520
Holley Inc *	9,387	27
Installed Building Products Inc	2,391	581
LKQ Corp	22,204	557
Lovesac Co/The *	1,882	29
Marriott Vacations Worldwide Corp	2,500	261
Motorcar Parts of America Inc *	16,341	190
Movado Group Inc	12,960	437
Murphy USA Inc	1,055	544
Patrick Industries Inc	5,612	459
Perdoceo Education Corp	16,446	547
Phinia Inc	3,500	240
Planet Fitness Inc, Cl A *	6,921	357
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Polaris Inc	4,400	$284
Rocky Brands Inc	7,209	326
Rush Street Interactive Inc, Cl A *	11,100	286
Smith & Wesson Brands Inc	32,811	417
Sonos Inc *	16,200	253
Steven Madden Ltd	15,136	654
Stitch Fix Inc, Cl A *	40,069	127
Stride Inc *	18,019	1,562
Super Group SGHC Ltd	24,100	326
Travel + Leisure Co	8,108	558
Urban Outfitters Inc *	13,648	1,101
Valvoline Inc *	9,465	303
Victoria's Secret & Co *	3,800	325
Visteon Corp	14,042	1,430
Wingstop Inc	2,177	238
Wolverine World Wide Inc	11,130	220
YETI Holdings Inc *	5,249	215
		24,302
Consumer Staples — 1.7%
Andersons Inc/The	4,400	285
Central Garden & Pet Co, Cl A *	8,200	305
Honest Co Inc/The *	74,220	425
Ingredion Inc	3,386	350
Marzetti Company/The	1,579	178
MGP Ingredients Inc	1,963	33
Nature's Sunshine Products Inc *	4,110	58
Performance Food Group Co *	5,054	501
Pilgrim's Pride Corp *	4,201	132
PriceSmart Inc	3,540	602
Sprouts Farmers Market Inc *	3,643	299
Turning Point Brands Inc	6,160	499
United Natural Foods Inc *	6,300	276
Village Super Market Inc, Cl A	537	23
Yesway Inc, Cl A *	10,280	256
		4,222
Energy — 5.9%
Ardmore Shipping Corp	25,328	441
Cactus Inc, Cl A	15,922	1,120
CNX Resources Corp *	5,659	206
Delek US Holdings Inc	29,649	2,204
DT Midstream Inc	4,496	589
Encore Energy Corp *	94,914	119
Energy Services of America Corp	20,378	237
Excelerate Energy Inc, Cl A	16,251	644
Expro Ltd *	35,931	651
Forum Energy Technologies Inc *	10,080	826
Gevo Inc *	103,613	172
Green Plains Inc *	26,860	388
Innovex International Inc *	3,820	117
Kolibri Global Energy Inc *	40,010	241
Matador Resources Co	10,037	582
National Energy Services Reunited Corp *	2,300	81

SEI Institutional Investments Trust	63

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navigator Holdings Ltd	11,552	$255
Northern Oil & Gas Inc	30,194	785
Oil States International Inc *	46,370	409
Par Pacific Holdings Inc *	4,400	352
Patterson-UTI Energy Inc	31,800	402
PBF Energy Inc, Cl A	5,700	416
Permian Resources Corp, Cl A	40,244	937
PrimeEnergy Resources Corp *	726	153
REX American Resources Corp *	3,330	137
Riley Exploration Permian Inc	10,404	406
Select Water Solutions Inc, Cl A	14,900	291
SM Energy Co	12,766	475
Talos Energy Inc *	17,100	295
Teekay Corp Ltd	35,965	473
		14,404
Financials — 20.4%
Alerus Financial Corp	14,358	472
Amalgamated Financial Corp	6,000	288
American Integrity Insurance Group Inc	8,096	211
Ames National Corp	2,490	78
Associated Banc-Corp	74,013	2,266
Ategrity Specialty Holdings LLC *	9,800	257
Banc of California Inc	25,602	477
Bank of Marin Bancorp	5,190	138
Bank of NT Butterfield & Son Ltd/The	5,700	336
Bank7 Corp	5,845	300
BCB Bancorp Inc	34,292	293
BGC Group Inc, Cl A	31,100	374
Bladex Inc, Cl E	3,548	191
Bridgewater Bancshares Inc *	1,892	40
BV Financial Inc *	4,558	97
Byline Bancorp Inc	9,200	349
California BanCorp	7,176	153
Capital Bancorp Inc	3,127	113
Carter Bankshares Inc	4,445	139
Cathay General Bancorp	5,100	312
Chain Bridge Bancorp Inc, Cl A *	615	28
Chemung Financial Corp	4,100	332
Chimera Investment Corp ‡	31,470	361
Citizens Community Bancorp Inc/WI	4,424	92
City Holding Co	2,066	295
CNB Financial Corp/PA	1,273	43
CNO Financial Group Inc	16,351	896
Cohen & Steers Inc	6,037	487
Columbia Banking System Inc	85,330	2,529
ConnectOne Bancorp Inc	10,800	340
Dime Commercial Bancshares Inc	11,270	455
Eagle Bancorp Montana Inc	11,755	263
Encore Capital Group Inc *	2,900	281
Enova International Inc *	1,820	413
Equity Bancshares Inc, Cl A	6,000	296
Esquire Financial Holdings Inc	2,456	274
FB Bancorp Inc *	1,657	26
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FB Financial Corp	10,300	$587
Fidelity D&D Bancorp Inc	740	40
Finwise Bancorp *	2,109	29
First American Financial Corp	5,386	398
First Commonwealth Financial Corp	22,532	466
First Financial Corp	3,250	254
First Interstate BancSystem Inc, Cl A	18,106	667
First Western Financial Inc *	9,500	294
FirstCash Holdings Inc	4,485	962
Five Star Bancorp	527	24
Flagstar Bank NA	99,469	1,324
FNB Corp/PA	41,803	762
Franklin Financial Services Corp	1,640	102
FS Bancorp Inc	630	27
FVCBankcorp Inc	21,961	401
Greenlight Capital Re Ltd, Cl A *	4,040	61
Hamilton Lane Inc, Cl A	6,054	659
Hanmi Financial Corp	3,957	123
Hanover Insurance Group Inc/The	2,636	596
HBT Financial Inc	6,015	213
Home BancShares Inc/AR	19,614	578
HomeTrust Bancshares Inc	4,588	213
Independent Bank Corp	7,630	619
Independent Bank Corp/MI	2,420	88
Jack Henry & Associates Inc	3,965	666
Jackson Financial Inc, Cl A	17,998	2,402
Jefferson Capital Inc	9,110	190
John Marshall Bancorp Inc	3,310	76
Kinsale Capital Group Inc	1,381	516
LendingTree Inc *	4,343	122
Lincoln National Corp	11,443	487
loanDepot Inc, Cl A *	92,103	87
MainStreet Bancshares Inc	1,731	43
MGIC Investment Corp	16,230	497
Midland States Bancorp Inc	13,884	455
Morningstar Inc	2,762	605
National Bank Holdings Corp, Cl A	14,885	615
National Bankshares Inc	920	38
NerdWallet Inc, Cl A *	42,481	420
NMI Holdings Inc, Cl A *	7,134	316
Northrim BanCorp Inc	8,694	222
Norwood Financial Corp	4,309	147
Octave Specialty Group Inc *	13,820	60
Old National Bancorp/IN	90,262	2,309
Origin Bancorp Inc	6,700	356
Orrstown Financial Services Inc	3,388	141
Oscar Health Inc, Cl A *	13,000	390
Parke Bancorp Inc	12,030	406
Paysign Inc *	32,810	409
Peoples Bancorp of North Carolina Inc	2,176	95
Popular Inc	3,116	524
Porch Group Inc *	23,440	398
PRA Group Inc *	28,740	541

64	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primerica Inc	1,682	$484
Primis Financial Corp	10,202	162
Prosperity Bancshares Inc	9,685	693
RBB Bancorp	26,360	684
Red River Bancshares Inc	626	63
Richmond Mutual BanCorp Inc	1,800	28
ServisFirst Bancshares Inc	21,052	906
Simmons First National Corp, Cl A	23,185	524
Slide Insurance Holdings Inc	6,530	152
SmartFinancial Inc	17,278	873
Southern Missouri Bancorp Inc	878	65
Starwood Property Trust Inc ‡	20,719	325
Timberland Bancorp Inc/WA	1,540	70
UMB Financial Corp	1,900	269
United Fire Group Inc	6,300	339
Unity Bancorp Inc	1,158	67
Universal Insurance Holdings Inc	7,435	320
Univest Financial Corp	22,880	950
USCB Financial Holdings Inc	2,110	47
Valley National Bancorp	53,289	727
Victory Capital Holdings Inc, Cl A	3,200	378
Voya Financial Inc	8,289	840
West BanCorp Inc	3,150	89
Westamerica BanCorp	3,967	230
Western New England Bancorp Inc	1,970	27
Wintrust Financial Corp	4,862	731
WSFS Financial Corp	4,400	341
Zions Bancorp NA	26,392	1,760
		49,459
Health Care — 12.7%
Addus HomeCare Corp *	7,894	905
agilon health Inc *	3,200	281
Akebia Therapeutics Inc *	104,809	96
American Well, Cl A *	26,000	311
AMN Healthcare Services Inc *	9,200	315
Amneal Pharmaceuticals Inc *	20,000	349
AnaptysBio Inc *	2,491	142
Anika Therapeutics Inc *	15,900	332
Apyx Medical Corp *	81,472	248
Arbutus Biopharma Corp *	93,500	475
Atrium Therapeutics Inc *	21,978	293
Aveanna Healthcare Holdings Inc *	68,817	924
Avita Medical Inc *	29,200	295
Bioventus Inc, Cl A *	5,640	77
Bright Minds Biosciences Inc *	3,760	270
CAMP4 Therapeutics Corp *	5,790	23
CareDx Inc *	14,010	702
Chemed Corp	1,168	606
Codexis Inc *	26,010	44
Collegium Pharmaceutical Inc *	29,887	735
Concentra Group Holdings Parent Inc	10,100	341
Editas Medicine Inc, Cl A *	102,848	315
Encompass Health Corp	10,607	1,275
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ensign Group Inc/The	3,611	$622
Envista Holdings Corp *	8,536	232
Eton Pharmaceuticals Inc *	9,780	591
Evolent Health Inc, Cl A *	44,333	199
Fennec Pharmaceuticals Inc *	28,338	350
Globus Medical Inc, Cl A *	4,805	391
Guardian Pharmacy Services Inc, Cl A *	6,830	253
Haemonetics Corp *	6,640	684
Heron Therapeutics Inc *	78,035	25
InfuSystem Holdings Inc *	26,700	324
Inmode Ltd *	30,398	455
Innovage Holding Corp *	6,599	71
Integra LifeSciences Holdings Corp *	28,586	484
Iovance Biotherapeutics Inc *	34,900	285
Ironwood Pharmaceuticals Inc, Cl A *	114,283	486
Keros Therapeutics Inc *	20,008	222
Kiniksa Pharmaceuticals International PLC, Cl A *	4,800	377
LeMaitre Vascular Inc	8,161	655
Lexeo Therapeutics Inc *	9,446	45
LifeStance Health Group Inc *	31,700	392
Liquidia Corp *	2,240	153
MacroGenics Inc *	16,260	65
Maravai LifeSciences Holdings Inc, Cl A *	47,200	361
Maze Therapeutics Inc *	16,610	441
MeiraGTx Holdings plc *	6,880	95
Mesa Laboratories Inc	2,080	266
MiMedx Group Inc *	60,591	275
Molina Healthcare Inc *	4,009	797
Monte Rosa Therapeutics Inc *	5,730	80
Nkarta Inc *	34,540	94
Nutex Health Inc *	2,684	507
Olema Pharmaceuticals Inc *	3,710	39
Omada Health Inc *	10,630	261
OmniAb Inc, Cl W *	4,790	21
Omnicell Inc *	6,700	236
Option Care Health Inc *	26,297	617
Organogenesis Holdings Inc, Cl A *	19,917	34
PACS Group Inc *	2,550	108
Palisade Bio Inc *	202,460	395
Pediatrix Medical Group Inc *	9,500	249
Pennant Group Inc/The *	13,210	486
Phibro Animal Health Corp, Cl A	7,079	267
Precigen Inc *	54,100	375
Prelude Therapeutics Inc *	63,400	355
Prestige Consumer Healthcare Inc *	16,754	867
Progyny Inc *	84,001	2,150
Quest Diagnostics Inc	2,779	668
Relmada Therapeutics Inc *	80,470	351
Rezolute Inc *	13,220	62
Rocket Pharmaceuticals Inc *	22,500	84
Septerna Inc *	5,054	193
SIGA Technologies Inc	29,350	92

SEI Institutional Investments Trust	65

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sight Sciences Inc *	38,100	$324
STERIS PLC	2,602	605
Stoke Therapeutics Inc *	1,160	36
Sutro Biopharma Inc *	2,870	58
Tactile Systems Technology Inc *	15,229	350
Theravance Biopharma Inc *	26,019	443
US Physical Therapy Inc	7,895	614
Vanda Pharmaceuticals Inc *	79,030	427
Viridian Therapeutics Inc *	7,740	179
Wave Life Sciences Inc *	17,230	84
		30,661
Industrials — 16.4%
AAON Inc	6,568	499
Acuity Inc	1,593	529
AECOM	13,151	887
Allient Inc	3,000	282
ArcBest Corp	2,200	304
Argan Inc	313	133
Astec Industries Inc	36,080	1,535
Astronics Corp *	2,860	211
AZZ Inc	3,912	537
BlueLinx Holdings Inc *	3,800	303
Booz Allen Hamilton Holding Corp, Cl A	8,409	636
BWX Technologies Inc	2,160	329
CACI International Inc, Cl A *	1,190	741
Carlisle Cos Inc	1,629	565
Clean Harbors Inc *	2,196	692
Commercial Vehicle Group Inc *	18,780	58
CompX International Inc	1,040	33
Concrete Pumping Holdings Inc *	15,540	140
CoreCivic Inc *‡	10,100	336
Costamare Bulkers Holdings Ltd *	1,912	39
Costamare Inc	13,670	209
Custom Truck One Source Inc *	30,800	284
Douglas Dynamics Inc	7,000	288
DXP Enterprises Inc/TX *	1,600	300
Enerpac Tool Group Corp, Cl A	14,111	527
EnerSys	1,911	351
Enpro Inc	4,096	1,213
Esab Corp	3,379	255
ExlService Holdings Inc *	8,481	323
Federal Signal Corp	2,500	293
Franklin Electric Co Inc	2,900	290
Gates Industrial Corp Ltd *	31,166	797
Genco Shipping & Trading Ltd	17,830	468
GFL Environmental Inc	12,940	547
Griffon Corp	3,300	321
Heartland Express Inc	22,200	274
Helios Technologies Inc	10,518	768
Hexcel Corp	12,638	1,171
HireQuest	1,520	24
Huron Consulting Group Inc *	4,754	760
IBEX Holdings Ltd *	11,706	450
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innodata Inc *	10,040	$566
INNOVATE Corp *	4,740	35
Interface Inc, Cl A	8,413	319
ITT Inc	2,062	413
Karat Packaging Inc	3,961	189
KBR Inc	14,516	544
Kennametal Inc	8,600	252
Kforce Inc	5,400	311
Korn Ferry	8,518	729
L B Foster Co, Cl A *	8,237	309
Landstar System Inc	2,992	540
Liquidity Services Inc *	4,978	208
Lyft Inc, Cl A *	63,904	1,080
Manitowoc Co Inc/The *	15,500	301
Moog Inc, Cl A	1,000	372
MYR Group Inc *	800	233
Net Power Inc *	41,630	74
Nordson Corp	2,089	672
NWPX Infrastructure Inc *	2,900	319
OPENLANE Inc *	8,600	306
Pangaea Logistics Solutions Ltd	51,960	422
Park-Ohio Holdings Corp	2,614	118
Power Solutions International Inc *	7,570	275
Preformed Line Products Co	600	241
Proto Labs Inc *	4,800	384
Regal Rexnord Corp	3,283	520
Richtech Robotics Inc, Cl B *	51,070	96
Rush Enterprises Inc, Cl B	3,150	245
Safe Bulkers Inc	52,068	449
Sensata Technologies Holding PLC	33,869	1,390
Standex International Corp	3,073	890
Terex Corp	34,535	2,193
TransUnion	6,514	553
Tutor Perini Corp	6,139	543
UFP Industries Inc	5,311	449
V2X Inc *	4,400	340
Valmont Industries Inc	2,920	1,371
Veralto Corp	5,612	553
Vestis Corp *	22,200	278
WESCO International Inc	1,381	470
Willdan Group Inc *	6,152	541
Worthington Enterprises Inc	4,400	253
Xometry Inc, Cl A *	3,500	324
Zurn Elkay Water Solutions Corp	6,000	287
		39,659
Information Technology — 11.5%
Ambarella Inc *	3,000	208
Ambiq Micro Inc *	5,980	349
Amtech Systems Inc *	13,240	194
Arlo Technologies Inc *	57,541	757
Arteris Inc *	11,525	252
AXT Inc *	6,430	390
Backblaze Inc, Cl A *	11,140	157

66	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bel Fuse Inc, Cl A	1,076	$220
Bel Fuse Inc, Cl B	1,900	474
Belden Inc	4,510	516
Benchmark Electronics Inc	4,100	288
Bentley Systems Inc, Cl B	16,587	610
BigBear.ai Holdings Inc *	8,940	28
BK Technologies Corp *	1,433	104
Clear Secure Inc, Cl A	14,003	618
Cognex Corp	8,444	515
Cohu Inc *	10,666	492
Crexendo Inc *	15,430	95
CTS Corp	5,700	322
Daktronics Inc *	10,263	200
Digi International Inc *	4,100	307
Digital Turbine Inc *	13,050	140
Diodes Inc *	13,616	1,236
Eastman Kodak Co *	37,478	337
eGain Corp *	4,700	35
Extreme Networks Inc *	13,000	292
FormFactor Inc *	2,900	292
Harmonic Inc *	71,209	853
Ichor Holdings Ltd *	2,130	114
Immersion Corp	43,248	328
Insight Enterprises Inc *	2,300	361
Intellicheck Inc *	57,550	159
inTEST Corp *	18,100	195
Kimball Electronics Inc *	19,651	464
Knowles Corp *	10,700	366
Kulicke & Soffa Industries Inc	8,936	715
Lesaka Technologies *	66,600	304
Littelfuse Inc	1,381	569
MaxLinear Inc, Cl A *	4,100	246
Mitek Systems Inc *	1,420	26
Napco Security Technologies Inc	13,631	494
NETGEAR Inc *	7,490	159
NextNav Inc *	20,900	332
nLight Inc *	5,348	226
NVE Corp	3,690	369
Open Text Corp	65,910	1,643
Pegasystems Inc	15,791	581
Penguin Solutions Inc *	17,040	836
Photronics Inc *	46,883	1,319
Plexus Corp *	1,400	335
Power Integrations Inc	7,701	396
Ralliant Corp	14,597	901
Red Violet Inc *	3,157	231
RF Industries Ltd *	12,790	135
Richardson Electronics Ltd/United States	14,933	259
Rogers Corp *	9,489	1,192
Silicon Laboratories Inc *	3,430	751
Silicon Motion Technology Corp ADR	1,425	352
SiTime Corp *	500	283
Sprout Social Inc, Cl A *	13,390	152
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TD SYNNEX Corp	2,053	$519
Telos Corp *	88,692	428
Universal Display Corp	4,815	400
Viant Technology Inc, Cl A *	8,600	111
Viasat Inc *	4,400	296
Viavi Solutions Inc *	20,440	742
Vishay Intertechnology Inc	5,100	155
Xerox Holdings Corp	32,860	106
		27,831
Materials — 6.2%
AptarGroup Inc	3,788	499
Ardagh Metal Packaging SA	41,530	211
Axalta Coating Systems Ltd *	13,030	474
B2Gold Corp	46,821	257
Cabot Corp	6,441	533
Caledonia Mining Corp PLC	1,050	27
Century Aluminum Co *	5,100	233
Cleveland-Cliffs Inc *	153,923	1,778
Commercial Metals Co	29,410	1,984
Friedman Industries Inc	2,674	116
Hudbay Minerals Inc	81,997	2,350
Idaho Strategic Resources Inc *	7,786	253
Ingevity Corp *	4,747	329
Innospec Inc	3,660	343
Intrepid Potash Inc *	8,655	335
Kaiser Aluminum Corp	1,900	302
Kronos Worldwide Inc	41,340	365
Materion Corp	1,600	378
Myers Industries Inc	10,500	337
O-I Glass Inc *	15,279	111
PERIMETER SOLUTIONS INC *	7,000	213
Rayonier Advanced Materials Inc *	15,840	136
Reliance Inc	1,310	503
Royal Gold Inc	2,390	625
Sensient Technologies Corp	2,500	337
Silgan Holdings Inc	7,788	323
Solstice Advanced Materials Inc	8,232	522
SSR Mining Inc	6,936	261
Tredegar Corp *	35,277	271
Vox Royalty Corp	74,817	411
Warrior Met Coal Inc	2,500	271
		15,088
Real Estate — 3.7%
Agree Realty Corp ‡	7,285	526
Alpine Income Property Trust Inc ‡	19,790	385
Braemar Hotels & Resorts Inc ‡	28,990	58
CareTrust REIT Inc ‡	14,782	576
Compass Inc, Cl A *	27,900	295
COPT Defense Properties ‡	16,573	597
CTO Realty Growth Inc ‡	46,186	985
FirstService Corp	3,824	533
Highwoods Properties Inc ‡	44,614	1,365

SEI Institutional Investments Trust	67

SCHEDULE OF INVESTMENTS (Unaudited) August 31, 2026 Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independence Realty Trust Inc ‡	26,368	$427
NET Lease Office Properties ‡	11,831	135
Newmark Group Inc, Cl A	50,098	763
Outfront Media Inc ‡	10,100	297
Postal Realty Trust Inc, Cl A ‡	10,095	237
Ryman Hospitality Properties Inc ‡	5,134	651
STAG Industrial Inc ‡	12,583	469
Terreno Realty Corp ‡	8,179	541
Universal Health Realty Income Trust ‡	3,390	139
		8,979
Utilities — 1.0%
Black Hills Corp	3,956	283
Chesapeake Utilities Corp	3,930	525
IDACORP Inc	4,667	635
Portland General Electric Co	9,801	479
Southwest Gas	3,000	265
Spire Inc	4,041	331
		2,518

Total Common Stock
(Cost $171,018) ($ Thousands)		220,492
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	991	$219

Total Exchange-Traded Fund
(Cost $158) ($ Thousands)		219

	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡(A)	21,810	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	7,998,644	7,999
Total Cash Equivalent
(Cost $7,999) ($ Thousands)		7,999
Total Investments in Securities — 94.3%
(Cost $179,175) ($ Thousands)		$228,710

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	18	Sep-2026	$2,763	$2,663	$(100)

Percentages are based on Net Assets of $242,418 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,127	$22,845	$(20,973)	$—	$—	$7,999	$55	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

68	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Communication Services — 3.2%
AMC Global Media Inc, Cl A *	114,860	$1,446
Cinemark Holdings Inc	32,200	1,147
Fox Corp	40,300	2,714
IMAX Corp *	33,080	1,694
John Wiley & Sons Inc, Cl A	4,300	225
Lionsgate Studios Corp *	140,030	1,586
Match Group Inc	57,900	2,354
New York Times Co/The, Cl A	17,704	1,191
News Corp, Cl A	36,360	1,117
Nexstar Media Group Inc, Cl A	3,900	710
Sirius XM Holdings Inc	31,600	890
Sphere Entertainment Co *	9,880	1,347
Stagwell Inc, Cl A *	121,650	1,056
Taboola.com Ltd *	154,000	574
Yelp Inc, Cl A *	31,100	695
Ziff Davis Inc *	15,300	844
ZoomInfo Technologies Inc, Cl A *	62,900	267
		19,857
Consumer Discretionary — 10.8%
Academy Sports & Outdoors Inc	14,800	636
ADT Inc	191,800	1,417
Aramark	22,030	1,241
Autoliv Inc	17,250	2,091
AutoNation Inc *	3,300	664
Bloomin' Brands Inc	53,700	553
Boot Barn Holdings Inc *	8,150	1,228
BorgWarner Inc	34,200	2,194
Brinker International Inc *	5,855	1,338
Brunswick Corp/DE	15,158	1,151
Burlington Stores Inc *	8,035	2,087
Carter's Inc	36,590	1,185
Churchill Downs Inc	12,214	1,069
Columbia Sportswear Co	14,380	825
Covista Inc *	6,468	856
Crocs Inc *	23,590	2,840
Dick's Sporting Goods Inc	5,490	742
Expedia Group Inc	5,500	1,744
Gap Inc/The	41,700	930
Garrett Motion Inc	51,198	1,380
Gentex Corp	42,310	947
G-III Apparel Group Ltd	38,000	1,238
Group 1 Automotive Inc	3,300	890
H&R Block Inc	21,020	1,086
Harley-Davidson Inc	60,400	1,667
Haverty Furniture Cos Inc	29,500	805
JAKKS Pacific Inc	15,700	394
Kohl's Corp	24,700	440
Lear Corp	7,170	896
Life Time Group Holdings Inc *	21,135	888
Macy's Inc	93,280	2,048
Mattel Inc *	78,600	1,175
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mohawk Industries Inc *	14,630	$1,876
Murphy USA Inc	1,680	866
Navan Inc, Cl A *	44,360	1,289
Ollie's Bargain Outlet Holdings Inc *	15,317	1,155
OneSpaWorld Holdings Ltd	58,040	1,441
Patrick Industries Inc	12,612	1,031
Perdoceo Education Corp	82,760	2,751
Phinia Inc	20,600	1,410
Pool Corp	6,215	1,159
PulteGroup Inc	11,900	1,503
PVH Corp	13,300	986
SharkNinja Inc *	7,520	1,448
Shoe Station Group Inc	53,900	738
Signet Jewelers Ltd	12,700	1,045
Strategic Education Inc	20,390	1,689
Toll Brothers Inc	12,800	1,836
Travel + Leisure Co	46,222	3,178
Upbound Group Inc, Cl A	38,200	699
Urban Outfitters Inc *	13,450	1,085
Victoria's Secret & Co *	14,600	1,247
Wingstop Inc	4,894	536
		67,613
Consumer Staples — 4.3%
Albertsons Cos Inc, Cl A	167,200	2,065
Casey's General Stores Inc	4,117	3,097
Chefs' Warehouse Inc/The *	11,740	1,320
Church & Dwight Co Inc	23,501	2,345
Darling Ingredients Inc *	16,490	1,093
Del Monte Corp	27,500	871
Energizer Holdings Inc	38,600	841
Herbalife Ltd *	129,900	1,428
Ingredion Inc	14,400	1,490
J M Smucker Co/The	6,600	866
Mama's Creations Inc *	23,950	389
Maplebear Inc *	73,120	3,694
Molson Coors Beverage Co, Cl B	60,200	2,393
PriceSmart Inc	14,894	2,532
Spectrum Brands Holdings Inc	12,240	1,056
Turning Point Brands Inc	13,845	1,121
United Natural Foods Inc *	14,330	628
		27,229
Energy — 4.5%
APA Corp	43,200	1,864
Archrock Inc	46,840	1,476
CNX Resources Corp *	22,100	804
DHT Holdings Inc	62,320	1,222
DT Midstream Inc	10,105	1,324
Excelerate Energy Inc, Cl A	36,523	1,447
HF Sinclair Corp	43,240	4,394
Matador Resources Co	57,158	3,316
Murphy Oil Corp	21,300	776
NOV Inc	60,000	1,277

SEI Institutional Investments Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ovintiv Inc	22,900	$1,503
Patterson-UTI Energy Inc	108,800	1,375
Riley Exploration Permian Inc	28,000	1,093
Solaris Energy Infrastructure Inc, Cl A	21,630	1,098
Talos Energy Inc *	65,410	1,129
Teekay Tankers Ltd, Cl A	11,690	1,048
Viper Energy Inc, Cl A	18,460	827
World Kinect Corp	64,600	2,309
		28,282
Financials — 17.0%
1st Source Corp	12,040	1,031
Affiliated Managers Group Inc	7,270	2,677
Ally Financial Inc	24,300	1,026
Annaly Capital Management Inc ‡	32,200	738
Associated Banc-Corp	56,800	1,739
Bank of NT Butterfield & Son Ltd/The	29,400	1,731
Bladex Inc, Cl E	41,700	2,248
Blue Owl Capital Corp	69,500	801
BOK Financial Corp	7,240	985
Bread Financial Holdings Inc	28,470	2,974
Chimera Investment Corp ‡	72,000	825
Citizens Financial Group Inc	27,600	1,901
CNA Financial Corp	10,400	505
CNO Financial Group Inc	54,100	2,964
Cohen & Steers Inc	13,567	1,094
Commerce Bancshares Inc/MO	17,540	1,012
Corebridge Financial Inc	23,000	748
Dave Inc *	3,830	1,377
Enova International Inc *	5,500	1,247
Essent Group Ltd	11,500	777
Everest Group Ltd	2,600	974
EZCORP Inc, Cl A *	58,380	1,887
Federal Agricultural Mortgage Corp, Cl C	5,630	1,238
Federated Hermes Inc, Cl B	40,700	2,591
First American Financial Corp	36,160	2,673
First Busey Corp	27,700	834
First Financial Bankshares Inc	48,900	1,625
First Horizon Corp	80,900	1,968
FirstCash Holdings Inc	13,079	2,805
FNB Corp/PA	42,800	780
Franklin Resources Inc	33,440	1,142
Fulton Financial Corp	33,400	784
Globe Life Inc	4,300	742
Hamilton Lane Inc, Cl A	13,607	1,481
Hancock Whitney Corp	19,800	1,475
Hanmi Financial Corp	56,400	1,748
HCI Group Inc	5,850	1,087
Home BancShares Inc/AR	44,082	1,299
Jack Henry & Associates Inc	8,912	1,496
Jackson Financial Inc, Cl A	8,600	1,148
Kinsale Capital Group Inc	8,051	3,010
Lincoln National Corp	17,700	754
Marex Group Ltd	14,410	1,044
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MarketAxess Holdings Inc	4,254	$692
MGIC Investment Corp	50,900	1,560
Moelis & Co, Cl A	6,440	438
Morningstar Inc	6,206	1,359
OFG Bancorp	42,300	2,202
Origin Bancorp Inc	20,920	1,111
Pagseguro Digital Ltd, Cl A	82,900	748
Pelagos Insurance Capital Ltd	80,200	1,958
Peoples Bancorp Inc/OH	25,460	1,002
Piper Sandler Cos	7,870	591
Popular Inc	21,602	3,633
Primerica Inc	3,780	1,087
PROG Holdings Inc	59,160	2,256
Provident Financial Services Inc	41,520	972
Radian Group Inc	40,700	1,460
Regions Financial Corp	36,100	1,079
Reinsurance Group of America Inc, Cl A	7,170	1,764
Rithm Capital Corp ‡	82,300	825
Ryan Specialty Holdings Inc, Cl A	38,045	1,605
ServisFirst Bancshares Inc	28,884	1,243
Shore Bancshares Inc	42,290	971
SiriusPoint Ltd *	39,050	945
Slide Insurance Holdings Inc	52,850	1,229
SLM Corp	25,400	660
Stifel Financial Corp	19,315	1,560
UMB Financial Corp	7,090	1,004
Universal Insurance Holdings Inc	7,500	322
Univest Financial Corp	23,660	982
Unum Group	17,100	1,594
Valley National Bancorp	106,920	1,458
Victory Capital Holdings Inc, Cl A	6,900	814
Virtu Financial Inc, Cl A	20,660	1,356
Western Union Co/The	87,100	624
Zions Bancorp NA	36,800	2,454
		106,543
Health Care — 12.0%
Amneal Pharmaceuticals Inc *	55,050	962
Astrana Health Inc *	22,610	862
Aveanna Healthcare Holdings Inc *	83,030	1,114
Axogen Inc *	13,290	675
Axsome Therapeutics Inc *	1,635	325
BioLife Solutions Inc *	26,595	986
BioMarin Pharmaceutical Inc *	16,330	1,065
Bio-Techne Corp	29,899	2,162
Bridgebio Pharma Inc *	6,150	471
BrightSpring Health Services Inc *	29,550	1,726
Chemed Corp	2,626	1,362
CONMED Corp	20,200	1,007
DaVita Inc *	5,600	986
Elanco Animal Health Inc *	40,140	960
Encompass Health Corp	18,695	2,247
Ensign Group Inc/The	16,743	2,884
Envista Holdings Corp *	40,570	1,101

70	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	54,800	$2,994
Globus Medical Inc, Cl A *	37,568	3,057
GoodRx Holdings Inc, Cl A *	396,300	1,383
Guardant Health Inc *	9,775	1,554
Harmony Biosciences Holdings Inc *	43,700	1,721
HealthEquity Inc *	34,867	3,366
Henry Schein Inc *	11,700	1,051
Incyte Corp *	24,900	3,068
Indivior Pharmaceuticals Inc *	35,440	1,238
Jazz Pharmaceuticals PLC *	15,140	3,795
LeMaitre Vascular Inc	23,466	1,884
LifeStance Health Group Inc *	84,820	1,048
Ligand Pharmaceuticals Inc *	3,952	1,123
Neurocrine Biosciences Inc *	6,300	970
PACS Group Inc *	26,110	1,105
Pediatrix Medical Group Inc *	91,290	2,395
Protagonist Therapeutics Inc *	16,850	2,490
PTC Therapeutics Inc *	13,250	921
Quest Diagnostics Inc	6,246	1,501
Repligen Corp *	18,132	3,281
Rhythm Pharmaceuticals Inc *	10,325	1,096
STERIS PLC	5,848	1,360
Supernus Pharmaceuticals Inc *	10,570	467
Tenet Healthcare Corp *	12,300	3,271
Travere Therapeutics Inc *	20,490	1,358
Twist Bioscience Corp *	12,615	1,753
Universal Health Services Inc, Cl B	8,400	1,431
US Physical Therapy Inc	17,744	1,379
Veracyte Inc *	24,070	1,040
Vor BioPharma Inc *	10,040	226
Xenon Pharmaceuticals Inc *	12,935	779
		75,000
Industrials — 19.3%
AAON Inc	39,590	3,008
AAR Corp *	11,635	1,504
ABM Industries Inc	24,000	1,119
Acuity Inc	3,581	1,188
Advanced Drainage Systems Inc	17,408	2,363
AGCO Corp	10,200	1,207
Allegion PLC	6,170	958
Allison Transmission Holdings Inc	18,800	2,363
Apogee Enterprises Inc	52,200	2,039
Argan Inc	790	336
Atmus Filtration Technologies Inc	8,980	424
Axon Enterprise Inc *	5,129	2,906
AZZ Inc	15,753	2,161
Bloom Energy Corp, Cl A *	1,745	360
Booz Allen Hamilton Holding Corp, Cl A	18,898	1,430
BWX Technologies Inc	4,855	739
Carlisle Cos Inc	3,661	1,269
Carpenter Technology Corp	1,745	831
Casella Waste Systems Inc, Cl A *	17,690	1,632
CNH Industrial NV	60,600	717
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Construction Partners Inc, Cl A *	17,709	$1,881
Copart Inc *	36,385	1,200
Deluxe Corp	29,000	670
Douglas Dynamics Inc	19,690	809
EnerSys	13,310	2,447
Ennis Inc	37,500	800
ESCO Technologies Inc	4,825	1,317
ExlService Holdings Inc *	81,188	3,092
Exponent Inc	37,532	2,665
Federal Signal Corp	7,530	881
Gates Industrial Corp Ltd *	27,000	691
Genpact Ltd	33,200	1,261
GFL Environmental Inc	29,083	1,230
Gorman-Rupp Co/The	11,970	902
Granite Construction Inc	8,250	995
Greenbrier Cos Inc/The	11,200	505
Griffon Corp	9,930	967
Healthcare Services Group Inc *	43,570	958
HEICO Corp, Cl A	6,487	1,584
Helios Technologies Inc	12,290	897
Hexcel Corp	15,317	1,419
Interface Inc, Cl A	73,020	2,769
KBR Inc	32,624	1,223
Kennametal Inc	57,270	1,680
Landstar System Inc	6,724	1,215
Legence Corp, Cl A *	27,070	1,450
Loar Holdings Inc *	13,800	969
Lyft Inc, Cl A *	64,000	1,082
ManpowerGroup Inc	14,300	900
Matson Inc	18,560	4,172
Mercury Systems Inc *	13,175	1,151
MillerKnoll Inc	50,800	1,148
Mueller Industries Inc	10,400	649
MYR Group Inc *	2,080	606
Nordson Corp	8,295	2,669
NPK International Inc *	67,930	902
OPENLANE Inc *	29,990	1,068
Oshkosh Corp	19,700	3,036
Owens Corning	19,700	2,722
Paylocity Holding Corp *	8,900	1,426
Pitney Bowes Inc	78,706	1,348
Proto Labs Inc *	14,090	1,128
Quad/Graphics Inc, Cl A	86,600	871
RBC Bearings Inc *	9,052	4,474
Rollins Inc	58,801	2,121
Ryder System Inc	8,060	1,970
Science Applications International Corp	12,670	1,625
Sensata Technologies Holding PLC	22,820	936
SPX Technologies Inc *	4,240	834
Sterling Infrastructure Inc *	1,560	733
Textron Inc	30,300	2,441
TransUnion	14,641	1,243
Trex Co Inc *	21,400	975

SEI Institutional Investments Trust	71

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UFP Industries Inc	11,936	$1,009
UL Solutions Inc, Cl A	24,040	1,791
United Airlines Holdings Inc *	13,000	1,404
V2X Inc *	20,790	1,604
Valmont Industries Inc	2,865	1,346
Veralto Corp	12,612	1,243
Vestis Corp *	78,650	984
VSE Corp	6,915	1,443
Watsco Inc	3,349	1,038
WESCO International Inc	3,103	1,056
Zurn Elkay Water Solutions Corp	22,460	1,074
		121,253
Information Technology — 14.6%
Advanced Energy Industries Inc	2,150	595
Aehr Test Systems *	6,225	494
Agilysys Inc *	19,765	2,301
Alarm.com Holdings Inc *	16,020	922
Ambarella Inc *	4,985	346
Amdocs Ltd	25,900	1,633
Applied Optoelectronics Inc *	4,445	479
Arrow Electronics Inc *	19,410	3,968
Asana Inc, Cl A *	123,480	1,267
Avnet Inc	26,500	2,373
AXT Inc *	5,220	316
Bel Fuse Inc, Cl B	3,145	784
Bentley Systems Inc, Cl B	62,984	2,315
Cirrus Logic Inc *	15,000	1,643
Clear Secure Inc, Cl A	31,470	1,389
Cognex Corp	18,978	1,157
Consensus Cloud Solutions Inc *	21,367	817
Descartes Systems Group Inc/The *	20,877	1,684
Digi International Inc *	29,945	2,244
Dropbox Inc, Cl A *	72,300	2,544
EPAM Systems Inc *	6,487	764
Fair Isaac Corp *	876	1,005
FormFactor Inc *	8,570	862
Freshworks Inc, Cl A *	98,800	1,375
Gen Digital Inc	103,080	3,196
Ichor Holdings Ltd *	12,335	661
Insight Enterprises Inc *	9,160	1,438
InterDigital Inc	4,575	1,533
JFrog Ltd *	30,680	3,070
Keysight Technologies Inc *	13,788	4,449
Kulicke & Soffa Industries Inc	12,890	1,032
Littelfuse Inc	4,843	1,996
MACOM Technology Solutions Holdings Inc *	3,450	910
Manhattan Associates Inc *	4,860	1,085
MKS Inc	3,240	830
Monolithic Power Systems Inc	1,901	2,410
Napco Security Technologies Inc	30,635	1,110
Navitas Semiconductor Corp, Cl A *	30,670	356
nCino Inc *	51,510	1,164
nLight Inc *	16,880	714
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nova Ltd *	1,749	$610
Novanta Inc *	22,228	3,250
Onto Innovation Inc *	12,883	3,443
Pegasystems Inc	35,488	1,306
Photronics Inc *	20,900	588
Plexus Corp *	4,270	1,023
Power Integrations Inc	17,307	889
Qorvo Inc *	14,700	1,412
Qualys Inc *	7,575	1,410
Ralliant Corp	15,790	975
RingCentral Inc, Cl A	33,000	2,298
Rubrik Inc, Cl A *	12,730	1,184
Semtech Corp *	8,490	1,129
Skyworks Solutions Inc	12,300	824
Synaptics Inc *	5,880	569
TD SYNNEX Corp	16,685	4,219
Tenable Holdings Inc *	27,350	1,043
TTM Technologies Inc *	5,370	639
Turtle Beach Corp *	20,600	264
Tyler Technologies Inc *	5,914	2,201
UiPath Inc, Cl A *	68,730	1,283
Universal Display Corp	10,822	900
Viavi Solutions Inc *	15,140	549
Vistance Networks Inc	72,900	460
		91,699
Materials — 4.2%
AptarGroup Inc	8,514	1,121
Avery Dennison Corp	5,970	1,039
Avient Corp	22,970	1,012
Balchem Corp	20,512	3,608
Cabot Corp	15,600	1,290
Celanese Corp, Cl A	9,200	418
CF Industries Holdings Inc	8,300	1,079
Commercial Metals Co	15,700	1,059
Constellium SE, Cl A *	35,270	932
Crown Holdings Inc	19,195	2,234
Eastman Chemical Co	11,600	840
Innospec Inc	11,320	1,063
Materion Corp	3,590	848
NewMarket Corp	700	628
Reliance Inc	5,704	2,191
Royal Gold Inc	5,371	1,404
Sensient Technologies Corp	14,360	1,938
Solstice Advanced Materials Inc	18,500	1,173
Sonoco Products Co	36,460	2,011
SunCoke Energy Inc	69,900	722
		26,610
Real Estate — 4.6%
American Assets Trust Inc ‡	68,400	1,536
Apple Hospitality REIT Inc ‡	113,720	1,814
Brandywine Realty Trust ‡	80,600	243
Broadstone Net Lease Inc, Cl A ‡	49,280	1,028

72	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareTrust REIT Inc ‡	60,081	$2,340
CBL & Associates Properties Inc ‡	4,800	263
CTO Realty Growth Inc ‡	36,630	782
Curbline Properties Corp ‡	31,550	941
EPR Properties ‡	27,700	1,626
FirstService Corp	8,594	1,198
Getty Realty Corp ‡	24,700	801
Highwoods Properties Inc ‡	22,300	682
Host Hotels & Resorts Inc ‡	124,500	2,730
Industrial Logistics Properties Trust ‡	35,900	296
Innovative Industrial Properties Inc, Cl A ‡	9,200	524
Janus Living Inc, Cl A ‡	72,850	2,167
Jones Lang LaSalle Inc *	2,720	995
Kilroy Realty Corp ‡	20,600	748
Kite Realty Group Trust ‡	28,100	725
Newmark Group Inc, Cl A	67,830	1,033
Pebblebrook Hotel Trust ‡	56,780	1,029
Piedmont Realty Trust Inc, Cl A *‡	55,300	529
RLJ Lodging Trust ‡	88,560	978
Ryman Hospitality Properties Inc ‡	11,538	1,463
Terreno Realty Corp ‡	18,381	1,217
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	57,800	$1,084
		28,772
Utilities — 1.5%
Chesapeake Utilities Corp	8,832	1,179
National Fuel Gas Co	9,500	789
Northwest Natural Holding Co	16,670	818
ONE Gas Inc	10,600	840
Otter Tail Corp	20,230	1,830
Pinnacle West Capital Corp	8,270	808
UGI Corp	75,700	2,911
		9,175
Total Common Stock
(Cost $487,348) ($ Thousands)		602,033

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	17,450,811	17,451
Total Cash Equivalent
(Cost $17,451) ($ Thousands)		17,451
Total Investments in Securities — 98.8%
(Cost $504,799) ($ Thousands)		$619,484

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	27	Sep-2026	$4,004	$3,994	$(10)
S&P Mid Cap 400 Index E-Mini	5	Sep-2026	1,889	1,884	(5)
			$5,893	$5,878	$(15)

Percentages are based on Net Assets of $627,289 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,419	$87,437	$(93,405)	$—	$—	$17,451	$183	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	73

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 8.9%
Alphabet Inc, Cl A	359,392	$121,960
Alphabet Inc, Cl C	100,613	33,747
AT&T Inc	1,659,465	42,964
Comcast Corp, Cl A	668,458	17,794
Fox Corp	124,492	8,384
Fox Corp, Cl B	224,164	13,499
Lumen Technologies Inc *	446,710	2,792
Match Group Inc	456,527	18,558
Meta Platforms Inc, Cl A	51,602	29,534
Millicom International Cellular SA	38,663	3,625
Netflix Inc *	132,600	10,747
New York Times Co/The, Cl A	90,961	6,119
Nexstar Media Group Inc, Cl A	29,050	5,291
Omnicom Group Inc	171,676	15,027
Sirius XM Holdings Inc	191,824	5,404
T-Mobile US Inc	7,671	1,384
Verizon Communications Inc	914,605	45,748
Yelp Inc, Cl A *	9,843	220
ZoomInfo Technologies Inc, Cl A *	121,280	514
		383,311
Consumer Discretionary — 11.1%
Adient PLC *	8,463	160
Airbnb Inc, Cl A *	64,556	11,828
Amazon.com Inc *	384,147	99,790
AutoZone Inc *	724	2,166
Bath & Body Works Inc	235,290	4,529
Booking Holdings Inc	71,700	14,275
BorgWarner Inc	268,451	17,224
Boyd Gaming Corp	24,046	1,866
Carnival	265,946	6,353
Cheesecake Factory Inc/The	37,129	4,065
Covista Inc *	37,831	5,006
Dana Inc	172,609	5,175
Deckers Outdoor Corp *	67,735	5,898
Dillard's Inc, Cl A	2,251	1,409
Domino's Pizza Inc	18,944	6,480
eBay Inc	231,684	23,993
Etsy Inc *	16,428	1,336
Expedia Group Inc	103,494	32,820
Ford Motor Co	1,628,958	22,708
Frontdoor Inc *	79,617	6,439
Gap Inc/The	208,475	4,651
Garmin Ltd	23,755	6,749
Garrett Motion Inc	76,204	2,054
General Motors Co	400,658	34,585
Goodyear Tire & Rubber Co/The *	270,986	1,699
Graham Holdings Co, Cl B	104	117
Grand Canyon Education Inc *	3,425	507
H&R Block Inc	234,791	12,127
Harley-Davidson Inc	112,776	3,113
Hasbro Inc	16,975	1,597
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hilton Grand Vacations Inc *	76,569	$3,247
Laureate Education Inc, Cl A *	32,450	1,218
Lear Corp	67,659	8,457
Macy's Inc	349,683	7,679
McDonald's Corp	23,119	6,093
Monarch Casino & Resort Inc	9,845	1,186
NVR Inc *	149	941
O'Reilly Automotive Inc *	66,579	5,912
Perdoceo Education Corp	39,640	1,318
Phinia Inc	35,980	2,462
Ralph Lauren Corp, Cl A	43,311	15,025
Ross Stores Inc	58,553	13,382
Rush Street Interactive Inc, Cl A *	67,194	1,731
Signet Jewelers Ltd	41,231	3,392
Tapestry Inc	82,743	10,210
Tesla Inc *	2,628	967
TJX Cos Inc/The	124,013	16,607
Toll Brothers Inc	14,069	2,018
Travel + Leisure Co	69,908	4,807
Ulta Beauty Inc *	17,205	9,241
Versigent PLC *	92,119	4,366
Victoria's Secret & Co *	35,807	3,058
Williams-Sonoma Inc	14,651	3,344
Yum! Brands Inc	71,222	10,919
		478,299
Consumer Staples — 3.6%
Albertsons Cos Inc, Cl A	415,963	5,137
Altria Group Inc	220,205	15,080
Archer-Daniels-Midland Co	60,113	4,887
Cal-Maine Foods Inc	43,266	3,414
Chefs' Warehouse Inc/The *	21,906	2,464
Church & Dwight Co Inc	4,454	444
Coca-Cola Co/The	7,275	645
Colgate-Palmolive Co	135,665	12,185
Costco Wholesale Corp	2,503	2,363
General Mills Inc	6,410	264
Hershey Co/The	41,160	7,253
Ingles Markets Inc, Cl A	3,077	252
Ingredion Inc	2,378	246
Keurig Dr Pepper Inc	384,669	12,256
Kraft Heinz Co/The	442,010	11,346
Kroger Co/The	59,246	3,409
Marzetti Company/The	1,172	132
Molson Coors Beverage Co, Cl B	127,441	5,067
Monster Beverage Corp *	401,582	18,441
Philip Morris International Inc	95,549	17,896
Post Holdings Inc *	52,104	4,343
Procter & Gamble Co/The	78,351	11,370
Sysco Corp	24,009	1,947
Vita Coco Co Inc/The *	20,370	1,196
Walmart Inc	90,025	9,441

74	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WD-40 Co	5,170	$1,107
		152,585
Energy — 2.5%
APA Corp	459,380	19,822
Chevron Corp	12,383	2,553
Chord Energy Corp	16,928	2,490
CNX Resources Corp *	176,842	6,434
Crescent Energy Co, Cl A	333,565	4,567
Devon Energy Corp	386,862	18,767
Golar LNG Ltd	85,347	4,395
Halliburton Co	335,580	12,366
Helmerich & Payne Inc	76,827	3,348
HF Sinclair Corp	33,082	3,361
International Seaways Inc	32,415	3,197
Murphy Oil Corp	112,970	4,114
National Energy Services Reunited Corp *	51,953	1,824
Ovintiv Inc	195,398	12,828
Patterson-UTI Energy Inc	238,490	3,015
Scorpio Tankers Inc	56,864	4,484
Weatherford International PLC	17,561	1,717
		109,282
Financials — 12.3%
Affiliated Managers Group Inc	49,112	18,083
Allstate Corp/The	7,388	1,905
Ally Financial Inc	361,275	15,249
Ameriprise Financial Inc	26,057	14,412
Axis Capital Holdings Ltd	74,573	7,366
Bank of New York Mellon Corp/The	128,369	20,703
Bank of NT Butterfield & Son Ltd/The	63,760	3,754
Bank OZK	113,749	5,583
Blackstone Mortgage Trust Inc, Cl A ‡	75,171	1,045
Bread Financial Holdings Inc	48,942	5,113
Capital One Financial Corp	70,104	15,038
Cboe Global Markets Inc	20,385	6,120
Charles Schwab Corp/The	60,175	6,608
Citigroup Inc	177,457	23,357
CNO Financial Group Inc	48,606	2,663
Corebridge Financial Inc	319,049	10,382
Corpay Inc *	6,162	2,491
Dave Inc *	1,156	416
Enova International Inc *	33,488	7,592
Everest Group Ltd	51,547	19,312
EVERTEC Inc	49,227	1,459
First Citizens BancShares Inc/NC, Cl A	2,550	5,519
FirstCash Holdings Inc	25,008	5,364
Flywire Corp *	90,488	1,709
Genworth Financial Inc, Cl A *	284,652	2,829
Global Payments Inc	16,000	1,457
Goldman Sachs Group Inc/The	2,126	2,181
Invesco Ltd	273,127	8,953
Jack Henry & Associates Inc	20,549	3,450
Jackson Financial Inc, Cl A	118,071	15,754
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JPMorgan Chase & Co	11,606	$4,132
Lincoln National Corp	222,978	9,497
Marex Group Limited	38,440	2,786
Mastercard Inc, Cl A	39,657	23,370
MFA Financial Inc ‡	80,615	711
Moody's Corp	18,064	9,116
Morgan Stanley	12,057	2,572
MSCI Inc, Cl A	14,721	8,400
Nasdaq Inc	68,876	6,792
Navient Corp	65,761	625
Nelnet Inc, Cl A	13,448	1,685
Northern Trust Corp	73,286	13,599
OFG Bancorp	44,091	2,295
OneMain Holdings Inc, Cl A	149,964	9,367
Palomar Holdings Inc, Cl A	8,862	1,175
PNC Financial Services Group Inc/The	1,006	241
Popular Inc	67,203	11,303
PROG Holdings Inc	34,243	1,306
Prudential Financial Inc	170,738	20,079
Radian Group Inc	155,241	5,567
Reinsurance Group of America Inc, Cl A	55,775	13,723
RenaissanceRe Holdings Ltd	46,604	15,269
Rithm Capital Corp ‡	589,985	5,918
SiriusPoint Ltd *	57,989	1,403
State Street Corp	80,709	15,446
Synchrony Financial	312,712	24,104
Travelers Cos Inc/The	3,955	1,447
Unum Group	164,036	15,291
Victory Capital Holdings Inc, Cl A	11,284	1,332
Visa Inc, Cl A	126,469	47,979
W R Berkley Corp	1,171	79
Western Union Co/The	322,907	2,312
WisdomTree Inc	84,303	2,028
Zions Bancorp NA	165,634	11,046
		527,862
Health Care — 12.0%
AbbVie Inc	55,457	14,220
Alignment Healthcare Inc *	51,286	687
Amgen Inc	29,444	12,657
Amneal Pharmaceuticals Inc *	93,475	1,633
Bridgebio Pharma Inc *	28,455	2,179
BrightSpring Health Services Inc *	99,620	5,818
Bristol-Myers Squibb Co	426,507	28,495
Cardinal Health Inc	157,705	37,001
CareDx Inc *	28,444	1,425
Cencora Inc	57,923	18,744
Centene Corp *	19,476	1,253
Cigna Group/The	15,036	4,151
CVS Health Corp	240,402	22,576
DaVita Inc *	39,447	6,943
Dexcom Inc *	84,757	7,718
Edwards Lifesciences Corp *	106,867	9,698
Elanco Animal Health Inc *	204,503	4,892

SEI Institutional Investments Trust	75

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eli Lilly & Co	9,420	$10,896
Exelixis Inc *	373,572	20,412
Gilead Sciences Inc	163,627	23,945
Guardant Health Inc *	9,584	1,524
HCA Healthcare Inc	17,174	7,118
Henry Schein Inc *	3,195	287
IDEXX Laboratories Inc *	26,287	14,634
Incyte Corp *	69,855	8,607
Intuitive Surgical Inc *	2,158	813
Ionis Pharmaceuticals Inc *	12,264	740
Jazz Pharmaceuticals PLC *	98,634	24,726
Johnson & Johnson	166,062	44,148
Labcorp Holdings Inc	495	165
LifeStance Health Group Inc *	165,139	2,041
McKesson Corp	22,435	19,862
Medtronic PLC	73,424	6,656
Merck & Co Inc	83,194	12,293
Merit Medical Systems Inc *	14,716	1,334
Mettler-Toledo International Inc *	5,694	8,001
Natera Inc *	6,084	1,959
Neurocrine Biosciences Inc *	28,608	4,406
Pfizer Inc	309,187	8,799
Quest Diagnostics Inc	52,901	12,712
Regeneron Pharmaceuticals Inc	8,548	6,831
ResMed Inc	31,755	7,624
Royalty Pharma PLC, Cl A	55,782	3,426
Stryker Corp	6,406	2,074
Tenet Healthcare Corp *	108,036	28,728
United Therapeutics Corp *	5,249	2,679
Universal Health Services Inc, Cl B	66,763	11,372
Veeva Systems Inc, Cl A *	31,621	9,034
Vertex Pharmaceuticals Inc *	6,519	3,550
Viatris Inc	1,100,590	18,171
West Pharmaceutical Services Inc	17,431	5,946
		515,603
Industrials — 10.1%
A O Smith Corp	63,400	3,749
AECOM	168,911	11,390
Alaska Air Group Inc *	1,169	48
Amentum Holdings Inc *	199,830	3,995
American Airlines Group Inc *	650,924	8,742
AMETEK Inc	27,300	6,420
Atkore Inc	33,509	3,139
Automatic Data Processing Inc	2,519	721
Brink's Co/The	35,392	3,855
Broadridge Financial Solutions Inc	7,450	1,359
Caterpillar Inc	21,017	16,760
CH Robinson Worldwide Inc	6,235	933
Cimpress PLC *	13,127	1,170
Cintas Corp	13,040	2,631
CoreCivic Inc *‡	116,445	3,868
Costamare Inc	35,619	544
CSX Corp	25,104	1,268
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cummins Inc	15,602	$8,806
Delta Air Lines Inc	226,315	17,653
Deluxe Corp	33,532	775
Donaldson Co Inc	71,844	6,530
Dover Corp	16,051	3,118
Dycom Industries Inc *	3,007	876
EnerSys	47,632	8,758
ExlService Holdings Inc *	46,193	1,759
Expeditors International of Washington Inc	21,086	3,999
Fastenal Co	162,596	8,018
Federal Signal Corp	7,150	837
Ferguson Enterprises Inc	12,581	2,825
Fluor Corp *	140,762	7,673
Fortive Corp	61,900	3,642
FTI Consulting Inc *	443	67
Genpact Ltd	96,145	3,652
Graco Inc	97,510	7,550
HEICO Corp	12,678	4,198
Honeywell International	4,148	886
Howmet Aerospace Inc	4,902	1,201
Huntington Ingalls Industries Inc	23,229	6,764
IDEX Corp	16,900	3,864
Illinois Tool Works Inc	39,271	10,814
ITT Inc	8,897	1,782
Johnson Controls International PLC	46,667	6,451
Kratos Defense & Security Solutions Inc *	9,714	495
Leidos Holdings Inc	100,131	14,039
Lincoln Electric Holdings Inc	27,809	7,821
Lockheed Martin Corp	4,848	2,721
Masco Corp	41,888	3,023
MasTec Inc *	12,965	3,109
Matson Inc	6,334	1,424
Maximus Inc	48,397	2,796
MSA Safety Inc	1,490	278
MSC Industrial Direct Co Inc, Cl A	40,045	4,761
Nordson Corp	26,118	8,403
nVent Electric PLC	86,349	13,017
OPENLANE Inc *	10,239	365
Otis Worldwide Corp	127,744	9,086
Parker-Hannifin Corp	8,996	8,811
Paychex Inc	14,846	1,890
Pitney Bowes Inc	182,402	3,125
Primoris Services Corp	14,327	1,033
Rockwell Automation Inc	19,632	8,332
Rollins Inc	6,202	224
RTX Corp	40,000	8,309
Ryder System Inc	40,891	9,996
Science Applications International Corp	45,634	5,851
SkyWest Inc *	38,913	3,683
Snap-on Inc	27,031	10,442
SPX Technologies Inc *	7,562	1,488
SS&C Technologies Holdings Inc	12,226	1,014
Timken Co/The	55,732	6,713

76	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trane Technologies PLC	18,781	$8,346
Tutor Perini Corp	50,412	4,462
United Airlines Holdings Inc *	202,124	21,827
United Rentals Inc	7,795	8,091
Veralto Corp	33,193	3,272
Waste Management Inc	3,698	810
Watts Water Technologies Inc, Cl A	35,889	13,126
Westinghouse Air Brake Technologies Corp	22,146	6,332
Woodward Inc	16,772	5,699
WW Grainger Inc	14,175	18,562
Zurn Elkay Water Solutions Corp	132,585	6,338
		432,204
Information Technology — 34.5%
Accenture PLC, Cl A	2,864	543
ACI Worldwide Inc *	13,254	706
Adobe Inc *	184,293	53,959
Advanced Micro Devices Inc *	29,207	13,748
Agilysys Inc *	13,587	1,582
Alarm.com Holdings Inc *	6,151	354
Amdocs Ltd	132,293	8,342
Amkor Technology Inc	163,408	7,729
Amphenol Corp, Cl A	28,516	4,521
Analog Devices Inc	8,450	3,060
Apple Inc	714,249	226,310
Applied Materials Inc	19,659	9,011
Arrow Electronics Inc *	74,294	15,188
Autodesk Inc *	67,682	17,498
Avnet Inc	92,349	8,271
Belden Inc	50,592	5,791
Broadcom Inc	120,500	44,626
Cadence Design Systems Inc *	3,255	1,103
Ciena Corp *	2,302	881
Cirrus Logic Inc *	97,349	10,661
Cisco Systems Inc	328,305	36,274
Clear Secure Inc, Cl A	61,863	2,731
Cognizant Technology Solutions Corp, Cl A	423,214	27,331
Consensus Cloud Solutions Inc *	11,449	438
Corning Inc	17,166	2,553
Datadog Inc, Cl A *	16,838	3,991
Dell Technologies Inc, Cl C	74,015	33,752
DigitalOcean Holdings Inc *	7,449	825
DocuSign Inc, Cl A *	109,652	7,267
Dolby Laboratories Inc, Cl A	112,744	6,941
Dropbox Inc, Cl A *	202,790	7,136
DXC Technology Co *	145,717	1,647
Elastic NV *	82,230	8,022
ePlus Inc	3,416	300
F5 Inc *	41,131	16,746
Fair Isaac Corp *	274	314
Flex Ltd *	95,360	10,418
Fortinet Inc *	93,387	15,963
Freshworks Inc, Cl A *	126,443	1,760
Gartner Inc *	18,598	3,684
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gen Digital Inc	790,184	$24,496
GoDaddy Inc, Cl A *	6,019	589
Guidewire Software Inc *	19,816	4,057
Hewlett Packard Enterprise Co	683,370	35,699
HP Inc	884,382	26,549
Intel Corp *	46,654	4,176
InterDigital Inc	871	292
International Business Machines Corp	97	23
Jabil Inc	43,012	13,130
JFrog Ltd *	14,125	1,413
Keysight Technologies Inc *	6,869	2,217
KLA Corp	28,370	4,978
Lam Research Corp	77,842	23,469
Lumentum Holdings Inc *	1,184	1,083
MACOM Technology Solutions Holdings Inc *	11,175	2,948
Manhattan Associates Inc *	23,382	5,219
Marvell Technology Inc	6,356	1,345
Micron Technology Inc	66,445	63,703
Microsoft Corp	316,171	160,390
MongoDB Inc, Cl A *	5,981	2,712
Motorola Solutions Inc	20,101	9,755
NetApp Inc	208,206	38,578
NetScout Systems Inc *	80,064	3,109
NVIDIA Corp	1,058,913	233,787
Palantir Technologies Inc, Cl A *	126,948	23,661
Palo Alto Networks Inc *	3,642	1,392
Pegasystems Inc	92,620	3,409
Penguin Solutions Inc *	64,345	3,158
Photronics Inc *	62,093	1,747
PTC Inc *	17,100	2,663
QUALCOMM Inc	71,769	12,235
RingCentral Inc, Cl A	53,961	3,757
Roper Technologies Inc	11,845	5,030
Salesforce Inc	19,181	4,940
Samsara Inc, Cl A *	202,117	8,256
SanDisk Corp *	1,473	2,308
Sanmina Corp *	40,386	7,945
SiTime Corp *	1,906	1,078
Skyworks Solutions Inc	172,036	11,528
Snowflake Inc, Cl A *	18,408	6,101
TD SYNNEX Corp	81,860	20,698
Teledyne Technologies Inc *	16,868	10,339
Teradata Corp *	66,837	1,938
Teradyne Inc	4,122	1,442
Texas Instruments Inc	13,958	3,642
Trimble Inc *	30,538	1,830
TTM Technologies Inc *	8,188	974
Twilio Inc, Cl A *	18,857	4,443
Ubiquiti Inc	38	22
Universal Display Corp	24,300	2,021
VeriSign Inc	52,272	15,069
Viavi Solutions Inc *	218	8
Vistance Networks Inc	274,664	1,733

SEI Institutional Investments Trust	77

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vontier Corp	167,200	$5,386
Western Digital Corp	7,699	3,469
Zoom Communications Inc, Cl A *	260,745	25,209
		1,483,125
Materials — 1.7%
Alcoa Corp	344,869	17,226
Anglogold Ashanti PLC	71,173	7,994
AptarGroup Inc	3,433	452
Avery Dennison Corp	4,549	792
Ball Corp	15,311	964
CF Industries Holdings Inc	14,328	1,863
Constellium SE, Cl A *	173,058	4,574
Crown Holdings Inc	115,418	13,434
Newmont Corp	144,008	18,154
O-I Glass Inc, Cl I *	146,890	1,068
Sensient Technologies Corp	17,394	2,347
Sonoco Products Co	115,747	6,383
		75,251
Real Estate — 0.1%
Simon Property Group Inc ‡	13,626	2,893

Utilities — 2.3%
American Electric Power Co Inc	61,688	7,552
Clearway Energy Inc, Cl C	63,154	2,005
Consolidated Edison Inc	1,809	194
Duke Energy Corp	92,508	11,093
Edison International	272,003	14,683
Entergy Corp	70,702	7,516
Exelon Corp	403,792	17,654
FirstEnergy Corp	210,667	9,661
Hawaiian Electric Industries Inc *	174,369	1,956
National Fuel Gas Co	1,235	103
PG&E Corp	951,290	12,624
Portland General Electric Co	129,615	6,333
UGI Corp	159,833	6,145
		97,519

Total Common Stock
(Cost $3,154,740) ($ Thousands)		4,257,934

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	15,231,542	15,232
Total Cash Equivalent
(Cost $15,232) ($ Thousands)		15,232
Total Investments in Securities — 99.5%
(Cost $3,169,972) ($ Thousands)		$4,273,166

78	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Equity Factor Allocation Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	7	Sep-2026	$2,732	$2,695	$(37)

Percentages are based on Net Assets of $4,294,371 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$30,519	$85,644	$(100,931)	$—	$—	$15,232	$257	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	79

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 9.1%
Alphabet Inc, Cl A	10,492	$3,561
AT&T Inc	261,390	6,767
Bandwidth Inc, Cl A *	1,774	86
Comcast Corp, Cl A	173,521	4,619
Fox Corp	29,100	1,960
IAC Inc *	10,563	404
Meta Platforms Inc, Cl A	3,848	2,202
New York Times Co/The, Cl A	25,127	1,690
Quebecor Inc, Cl B	22,000	974
Telephone and Data Systems Inc	10,845	365
T-Mobile US Inc	18,060	3,259
Verizon Communications Inc	150,790	7,543
Versant Media Group Inc	3,220	132
Yelp Inc, Cl A *	43,197	966
		34,528
Consumer Discretionary — 5.6%
ADT Inc	153,400	1,134
Amazon.com Inc *	15,535	4,036
Autoliv Inc	14,600	1,770
BorgWarner Inc	36,600	2,348
Boyd Gaming Corp	10,600	822
Canadian Tire Corp Ltd, Cl A	10,000	1,355
eBay Inc	18,814	1,948
H&R Block Inc	37,500	1,937
Honda Motor Co Ltd ADR	47,700	1,525
La-Z-Boy Inc, Cl Z	18,900	598
Lear Corp	6,900	862
Mattel Inc *	56,900	851
Murphy USA Inc	1,000	515
Service Corp International/US	21,510	1,756
		21,457
Consumer Staples — 13.4%
Albertsons Cos Inc, Cl A	155,700	1,923
Altria Group Inc	71,304	4,883
Archer-Daniels-Midland Co	35,680	2,901
Central Garden & Pet Co, Cl A *	26,300	979
Church & Dwight Co Inc	20,130	2,009
Coca-Cola Co/The	33,622	2,981
Coca-Cola Consolidated Inc	502	98
Colgate-Palmolive Co	23,782	2,136
Costco Wholesale Corp	3,227	3,046
Darling Ingredients Inc *	15,820	1,048
Dole PLC	46,376	642
Fresh Del Monte Produce Inc	17,700	561
Hershey Co/The	5,063	892
Ingredion Inc	21,300	2,204
Kimberly-Clark Corp	11,627	1,255
Kraft Heinz Co/The	89,900	2,308
Kroger Co/The	23,600	1,358
Maplebear Inc *	3,758	190
Molson Coors Beverage Co, Cl B	41,500	1,650
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mondelez International Inc, Cl A	34,249	$2,126
Monster Beverage Corp *	51,266	2,354
PepsiCo Inc	17,564	2,465
Philip Morris International Inc	15,404	2,885
Post Holdings Inc *	13,500	1,125
Procter & Gamble Co/The	19,154	2,780
Seneca Foods Corp, Cl A *	2,926	580
Spectrum Brands Holdings Inc	2,250	194
Sysco Corp	4,539	368
Target Corp	7,608	1,224
Walmart Inc	15,118	1,585
		50,750
Energy — 5.5%
Chevron Corp	14,543	2,998
EOG Resources Inc	19,800	2,870
ExxonMobil Holdings	21,409	3,446
Marathon Petroleum Corp	15,140	5,652
PBF Energy Inc, Cl A	18,687	1,364
Phillips 66	9,553	2,355
Valero Energy Corp	6,664	2,392
		21,077
Financials — 10.5%
Allstate Corp/The	8,600	2,217
American International Group Inc	25,000	1,909
Axis Capital Holdings Ltd	18,700	1,847
Bank of America Corp	46,931	2,907
Bank of New York Mellon Corp/The	16,168	2,607
Berkshire Hathaway Inc, Cl B *	7,723	3,893
Citigroup Inc	30,190	3,974
Enact Holdings Inc	27,000	1,301
Everest Group Ltd	2,700	1,011
Federated Hermes Inc, Cl B	32,500	2,069
JPMorgan Chase & Co	6,780	2,414
Loews Corp	14,762	1,599
Marsh & McLennan Cos Inc	5,736	1,089
Morgan Stanley	8,126	1,733
RenaissanceRe Holdings Ltd	7,200	2,359
State Street Corp	15,900	3,043
Travelers Cos Inc/The	3,012	1,102
Voya Financial Inc	13,000	1,317
Western Union Co/The	194,500	1,393
		39,784
Health Care — 18.8%
AbbVie Inc	13,462	3,452
Bristol-Myers Squibb Co	108,997	7,282
Cardinal Health Inc	9,104	2,136
Centene Corp *	17,275	1,111
Chemed Corp	4,346	2,254
Cigna Group/The	13,519	3,732
CVS Health Corp	15,300	1,437
DaVita Inc *	2,663	469
Elevance Health Inc	5,423	2,129

80	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encompass Health Corp	8,919	$1,072
Ensign Group Inc/The	892	154
Exelixis Inc *	45,558	2,489
Gilead Sciences Inc	16,169	2,366
HCA Healthcare Inc	1,671	693
HealthStream Inc	47,462	1,379
Incyte Corp *	37,198	4,584
Jazz Pharmaceuticals PLC *	9,885	2,478
Johnson & Johnson	17,175	4,566
McKesson Corp	2,743	2,428
Merck & Co Inc	39,971	5,906
Neurocrine Biosciences Inc *	11,238	1,731
Pfizer Inc	220,075	6,263
Regeneron Pharmaceuticals Inc	2,561	2,046
United Therapeutics Corp *	2,903	1,482
UnitedHealth Group Inc	3,482	1,356
Veeva Systems Inc, Cl A *	9,979	2,851
Vertex Pharmaceuticals Inc *	3,254	1,772
Viatris Inc	114,258	1,886
		71,504
Industrials — 3.4%
ABM Industries Inc	24,100	1,124
Allison Transmission Holdings Inc	7,900	993
AMETEK Inc	970	228
Automatic Data Processing Inc	2,960	847
Cintas Corp	3,965	800
Genpact Ltd	40,600	1,542
Korn Ferry	14,700	1,258
Leidos Holdings Inc	9,400	1,318
Maximus Inc	16,800	971
Science Applications International Corp	11,600	1,487
Textron Inc	30,600	2,465
		13,033
Information Technology — 24.3%
A10 Networks Inc	10,335	262
Adobe Inc *	8,901	2,606
Alarm.com Holdings Inc *	67,426	3,881
Amdocs Ltd	51,600	3,254
Analog Devices Inc	1,029	373
Apple Inc	12,550	3,977
Applied Materials Inc	5,190	2,379
Arrow Electronics Inc *	16,359	3,344
Avnet Inc	31,800	2,848
Box Inc, Cl A *	70,744	2,531
Canon Inc ADR	48,100	1,402
Cirrus Logic Inc *	8,894	974
Cisco Systems Inc	57,878	6,395
Cognizant Technology Solutions Corp, Cl A	36,900	2,383
CommVault Systems Inc *	3,675	505
Crowdstrike Holdings Inc, Cl A *	736	170
Dell Technologies Inc, Cl C	1,400	638
Diebold Nixdorf Inc *	19,500	1,323
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	52,077	$3,206
Dropbox Inc, Cl A *	133,938	4,713
Dynatrace Inc *	2,508	137
F5 Inc *	4,763	1,939
Fortinet Inc *	15,999	2,735
Gen Digital Inc	80,000	2,480
Hewlett Packard Enterprise Co	57,000	2,978
HP Inc	109,200	3,278
Keysight Technologies Inc *	5,681	1,833
KLA Corp	12,239	2,147
Lam Research Corp	195	59
Microsoft Corp	7,196	3,650
Motorola Solutions Inc	2,756	1,338
NetApp Inc	13,500	2,501
NetScout Systems Inc *	59,253	2,301
NVIDIA Corp	4,177	922
Open Text Corp	61,500	1,534
Palo Alto Networks Inc *	2,623	1,002
Progress Software Corp *	26,900	1,245
Qorvo Inc *	190	18
QUALCOMM Inc	2,487	424
Qualys Inc *	12,145	2,261
RingCentral Inc, Cl A	3,256	227
TD SYNNEX Corp	12,100	3,060
Telefonaktiebolaget LM Ericsson ADR	169,100	1,706
Texas Instruments Inc	7,491	1,955
Vontier Corp	26,400	850
Zoom Communications Inc, Cl A *	27,607	2,669
		92,413
Materials — 1.7%
CF Industries Holdings Inc	7,900	1,027
Crown Holdings Inc	15,300	1,781
NewMarket Corp	1,300	1,167
Royal Gold Inc	1,176	308
Sonoco Products Co	37,300	2,057
		6,340
Real Estate — 0.5%
Broadstone Net Lease Inc, Cl A ‡	37,800	789
EPR Properties ‡	21,400	1,256
		2,045
Utilities — 3.8%
Avista Corp	18,500	688
Duke Energy Corp	28,013	3,359
Eversource Energy	20,400	1,431
Exelon Corp	32,900	1,438
National Fuel Gas Co	11,900	988
New Jersey Resources Corp	19,900	1,062
Pinnacle West Capital Corp	11,400	1,113
Portland General Electric Co	16,700	816
PPL Corp	12,045	411
Southern Co/The	14,244	1,254

SEI Institutional Investments Trust	81

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	48,800	$1,876
		14,436
Total Common Stock
(Cost $299,097) ($ Thousands)		367,367

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	5,394,009	5,394
Total Cash Equivalent
(Cost $5,394) ($ Thousands)		5,394
Total Investments in Securities — 98.0%
(Cost $304,491) ($ Thousands)		$372,761

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	4	Sep-2026	$1,549	$1,540	$(9)

Percentages are based on Net Assets of $380,248 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$7,966	$23,938	$(26,510)	$—	$—	$5,394	$53	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

82	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%
Australia — 0.5%
Financials — 0.3%
QBE Insurance Group Ltd	337,800	$5,372

Industrials — 0.2%
Aurizon Holdings Ltd	1,569,800	4,113
Total Australia		9,485

Austria — 0.5%
Communication Services — 0.0%
Telekom Austria AG, Cl A	38,558	453

Energy — 0.2%
OMV AG	42,244	3,375

Financials — 0.0%
UNIQA Insurance Group AG	42,880	876

Industrials — 0.3%
ANDRITZ AG	46,700	4,526
Total Austria		9,230

Belgium — 0.6%
Consumer Staples — 0.2%
Colruyt Group N.V	78,820	3,550

Financials — 0.4%
Ageas SA/NV	88,500	7,759

Health Care — 0.0%
Fagron	4,526	117
Total Belgium		11,426

Brazil — 0.3%
Materials — 0.3%
Yara International ASA	91,193	4,467

Canada — 5.2%
Communication Services — 0.5%
Cogeco Communications Inc	58,200	2,515
Quebecor Inc, Cl B	167,100	7,400
		9,915
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	33,900	4,593

Consumer Staples — 0.6%
Empire Co Ltd, Cl Common Subs. Receipt	151,742	5,240
George Weston Ltd	83,834	5,880
		11,120
Energy — 0.5%
Suncor Energy Inc	143,200	9,579
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 3.0%
Bank of Nova Scotia/The	201,700	$18,459
Canadian Imperial Bank of Commerce	83,500	9,475
Great-West Lifeco Inc, Cl Common Subs. Receipt	66,500	4,275
Manulife Financial Corp, Cl Common Subs. Receipt	72,600	3,079
National Bank of Canada	20,400	3,129
Royal Bank of Canada	29,500	6,031
Toronto-Dominion Bank/The	80,600	9,748
		54,196
Information Technology — 0.3%
Open Text Corp	204,900	5,111

Utilities — 0.0%
Atco Ltd/Canada, Cl I	4,900	263
Total Canada		94,777

China — 0.0%
Communication Services — 0.0%
CITIC Telecom International Holdings Ltd	890,734	277

Denmark — 0.6%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	38,278	440
Schouw & Co A/S	14,584	1,767
		2,207
Financials — 0.5%
Danske Bank A/S	148,500	8,584

Health Care — 0.0%
H Lundbeck, Cl A	5,597	37

Industrials — 0.0%
ISS A/S	5,428	243
Total Denmark		11,071

Finland — 0.7%
Consumer Staples — 0.1%
HKFoods Oyj, Cl A	16,820	32
Kesko Oyj, Cl B	50,737	1,322
Olvi Oyj, Cl A	980	37
Raisio Oyj, Cl V	66,239	189
		1,580
Financials — 0.1%
Nordea Bank Abp	137,365	2,804

Health Care — 0.3%
Orion Oyj, Cl B	51,720	4,745

Industrials — 0.0%
Posti Group	633	9

SEI Institutional Investments Trust	83

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Raute Oyj, Cl A	2,158	$37
		46
Information Technology — 0.2%
Tieto Oyj	158,700	3,652
Total Finland		12,827

France — 1.8%
Consumer Discretionary — 0.3%
Cie Generale des Etablissements Michelin SCA	117,900	4,784

Consumer Staples — 0.3%
Carrefour SA	209,652	3,809
Danone SA	24,242	1,808
		5,617
Energy — 0.6%
TotalEnergies SE	136,100	11,993

Industrials — 0.6%
Eiffage SA	35,500	4,484
Societe BIC SA	77,200	6,103
		10,587
Information Technology — 0.0%
74Software*	1,389	66
Total France		33,047

Germany — 0.7%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke AG	45,600	3,272

Financials — 0.5%
Allianz SE	7,500	3,912
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	8,300	4,989
		8,901
Industrials — 0.0%
Pfeiffer Vacuum Technology AG	2,880	551

Information Technology — 0.0%
Adtran Networks	929	25
Total Germany		12,749

Hong Kong — 2.1%
Communication Services — 0.7%
HKT Trust & HKT Ltd	5,440,000	8,466
Hutchison Telecommunications Hong Kong Holdings	4,827,045	711
PCCW Ltd	4,326,000	2,955
SmarTone Telecommunications Holdings Ltd	140,164	86
		12,218
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Lever Style	12,000	$2
Yue Yuen Industrial Holdings Ltd	22	–
		2
Consumer Staples — 0.4%
Best Mart 360 Holdings	200,000	42
WH Group Ltd	8,597,500	8,115
		8,157
Industrials — 0.4%
Cathay Pacific Airways Ltd	3,755,000	6,875
Transport International Holdings Ltd	13,200	15
		6,890
Information Technology — 0.1%
VTech Holdings Ltd	246,933	1,611

Real Estate — 0.0%
Chinney Investments Ltd*	88,000	5

Utilities — 0.5%
CLP Holdings Ltd	459,500	4,606
HK Electric Investments & HK Electric Investments Ltd	4,267,500	3,431
Power Assets Holdings Ltd	81,000	622
		8,659
Total Hong Kong		37,542

Israel — 1.2%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication Corp Ltd	1,785,975	4,690

Consumer Staples — 0.2%
Neto ME Holdings Ltd*	776	50
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	21,591	2,526
Strauss Group Ltd	11,883	446
Tiv Taam Holdings 1 Ltd	43,203	173
		3,195
Health Care — 0.0%
Amal Holdings AD	1,694	9

Information Technology — 0.7%
Check Point Software Technologies Ltd*	67,668	9,400
Ituran Location and Control	33,673	1,716
Nice Ltd*	2,344	255
Radware Ltd*	48,163	1,391
		12,762
Total Israel		20,656

84	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 2.0%
Consumer Discretionary — 0.3%
Pirelli & C SpA	768,700	$5,943

Energy — 0.7%
Eni SpA	442,500	12,096

Utilities — 1.0%
A2A SpA	2,477,500	6,734
Edison	56,761	126
Enel SpA	271,810	2,973
Hera SpA	74,113	328
Terna - Rete Elettrica Nazionale	680,949	7,701
		17,862
Total Italy		35,901

Japan — 6.8%
Communication Services — 0.6%
AUTOSERVER	1,800	33
Daiichikosho Co Ltd	7,400	88
Marvelous Inc	53,500	175
NTT	9,190,300	9,913
Okinawa Cellular Telephone Co	39,344	1,024
Wowow Inc	3,976	25
Zenrin Co Ltd	54,000	316
		11,574
Consumer Discretionary — 0.2%
Asahi Co Ltd	28,300	235
Asante Inc	15,700	149
Autobacs Seven Co Ltd	13,100	129
Bell-Park Co Ltd	4,600	89
B-R31 Ice Cream, Cl R	4,900	124
Doshisha Co Ltd	6,100	116
ESTELLE Holdings Co Ltd	6,000	23
Gakkyusha Co Ltd	6,100	101
I K K Holdings Inc	11,900	59
Maruzen CHI Holdings	16,900	43
Nagase Brothers	8,400	125
Ozu Corp	2,400	27
Sankyo Co Ltd	206,400	2,591
Step	4,400	64
		3,875
Consumer Staples — 2.1%
Ahjikan Co Ltd	5,308	51
Arcs Co Ltd	66,100	1,549
Axial Retailing Inc	73,000	588
Belc Co Ltd	5,800	248
Cawachi Ltd	39,100	911
Create SD Holdings Co Ltd	5,600	119
Delica Foods Holdings	4,700	24
Earth Corp	31,300	969
Ezaki Glico Co Ltd	39,900	1,291
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Feed One Co Ltd	7,500	$67
Fujicco Co Ltd	11,100	113
Heiwado Co Ltd	80,400	1,342
Hokkaido Coca-Cola Bottling	4,100	105
Hokuto Corp	64,700	882
House Foods Group Inc	144,600	3,622
Imuraya Group	3,900	59
Itoham Yonekyu Holdings Inc	8,920	286
Iwatsuka Confectionery	1,200	23
J-Oil Mills Inc	97,400	1,415
Kaneko Seeds	2,900	30
Kato Sangyo Co Ltd	9,300	389
Kenko Mayonnaise	3,400	43
Life Corp	4,400	74
Lion Corp	140,900	1,677
Marudai Food Co Ltd	36,900	525
Maxvalu Tokai	4,400	95
Megmilk Snow Brand Co Ltd	63,600	1,484
MEIJI Holdings Co Ltd	111,200	3,125
Mitsui DM Sugar Holdings Co Ltd	40,900	938
Miyoshi Oil & Fat Co Ltd	15,718	215
Morinaga & Co Ltd/Japan	91,500	1,452
Nakamuraya	6,100	121
Nippn Corp	129,500	2,381
Nisshin Oillio Group Ltd/The	9,347	120
Nisshin Seifun Group Inc	89,400	1,146
Noevir Holdings	22,400	690
Okuwa Co Ltd	13,400	67
OUG Holdings Inc	2,682	79
Pigeon Corp	55,300	732
Prima Meat Packers Ltd	51,200	786
Riken Vitamin Co Ltd	57,900	1,237
S&B Foods	4,300	185
Sakata Seed	44,300	1,205
San-A Co Ltd, Cl A	109,600	2,309
Showa Sangyo Co Ltd	75,300	1,770
ST Corp	24,400	234
Sundrug Co Ltd	38,900	909
Torigoe	5,400	38
Unicafe Inc	9,700	76
Uoriki Co Ltd	3,000	45
Valor Holdings Co Ltd	40,800	836
Yamaya Corp	6,700	87
		38,764
Energy — 0.1%
Itochu Enex Co Ltd	15,200	215
Sala	9,600	74
San-Ai Oil Co Ltd	46,300	707
		996
Financials — 0.0%
Tomato Bank	3,500	43

SEI Institutional Investments Trust	85

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.6%
BML	1,600	$37
France Bed Holdings Co Ltd	33,200	274
Fuso Pharmaceutical Industries Ltd	2,300	33
H.U. Group Holdings Inc	8,200	186
Japan Lifeline Co Ltd	14,600	146
Kaken Pharmaceutical Co Ltd	34,400	862
Kyorin Pharmaceutical Co Ltd	68,800	509
Kyowa Kirin Co Ltd	46,500	766
Takeda Pharmaceutical Co Ltd	192,900	6,976
Vital KSK Holdings Inc	9,700	101
ZERIA Pharmaceutical Co Ltd	76,100	962
		10,852
Industrials — 0.6%
Aichi Electric Co Ltd	2,800	157
Artner Co Ltd	7,800	48
Gakken Holdings Co Ltd	19,500	127
Idec Corp/Japan	3,800	89
Inaba Seisakusho	24,300	263
King Jim Co Ltd	4,900	25
Kitano Construction Corp	5,200	39
Mabuchi Motor Co Ltd	38,800	427
MEITEC Group Holdings	39,700	850
Nakabayashi	14,200	51
Nakamoto Packs	2,000	25
Nichiban	1,900	23
Nikko Co Ltd/Hyogo	18,800	120
Nippon Carbon Co Ltd	25,800	844
Nitto Kogyo Corp	15,100	417
Nittoc Construction Co Ltd	15,000	113
NS Tool	4,700	25
Oiles Corp	8,100	148
Raito Kogyo Co Ltd	21,000	503
Sakai Moving Service Co Ltd	1,400	26
Sekisui Chemical Co Ltd	278,400	4,617
Studio Alice Co Ltd	5,900	70
Taisei Oncho	1,300	41
TKC Corp	7,400	192
TOKAI Holdings Corp	89,400	732
Tokyu Construction Co Ltd	75,800	560
Zaoh Co Ltd	2,000	31
		10,563
Information Technology — 2.1%
Ai Holdings Corp	8,200	153
Amano Corp	37,400	927
Arisawa Manufacturing	37,700	639
Brother Industries Ltd	300,200	9,184
Canon Inc	314,400	9,173
Canon Marketing Japan Inc	6,600	154
Daiwabo Holdings Co Ltd	141,300	3,356
Ebase Co Ltd	8,500	24
Eizo Corp	11,900	234
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elecom Co Ltd	36,000	$454
Justsystems Corp	3,300	88
Miroku Jyoho Service Co Ltd	8,900	116
Nihon Denkei Co Ltd	2,500	46
Nippon Ceramic Co Ltd	25,500	605
Nippon Signal	22,400	260
Seiko Epson Corp	490,400	9,872
SRA Holdings	8,100	253
Suzuden	6,500	145
TAKEBISHI CORP	4,700	81
Trend Micro Inc/Japan	45,200	1,697
		37,461
Materials — 0.5%
Achilles Corp	2,300	27
Aica Kogyo Co Ltd	34,500	895
Asahi Kasei Corp	313,200	3,207
Dainichiseika Color & Chemicals Manufacturing Co Ltd	30,000	260
Fumakilla	8,700	66
Harima Chemicals Group	11,800	83
JSP Corp	29,300	576
Kaneka	2,900	113
Kuriyama Holdings	8,700	100
Nicca Chemical Co Ltd	2,900	37
Nippon Kayaku Co Ltd	12,100	158
Nippon Shokubai Co Ltd	69,300	1,157
Sanyo Chemical Industries Ltd	57,600	2,314
SK Kaken	500	29
Sumitomo Seika Chemicals Co Ltd	16,000	152
Taisei Lamick Group Head Quarter & Innovation	1,800	32
Toagosei Co Ltd	19,500	228
		9,434
Total Japan		123,562

Netherlands — 2.2%
Communication Services — 0.2%
Koninklijke KPN NV	630,423	3,027

Consumer Staples — 0.8%
Acomo NV	19,147	537
Heineken Holding NV	5,806	461
Koninklijke Ahold Delhaize NV	361,398	12,867
		13,865
Financials — 0.9%
ASR Nederland NV	59,811	5,040
NN Group NV	123,900	11,202
		16,242
Information Technology — 0.3%
ASML Holding NV	2,330	3,952
Nedap NV	3,342	358

86	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NXP Semiconductors NV	6,650	$1,494
		5,804
Total Netherlands		38,938

New Zealand — 0.0%
Consumer Staples — 0.0%
Scales	10,225	42

Energy — 0.0%
Channel Infrastructure NZ Ltd	78,305	157

Utilities — 0.0%
Genesis Energy Ltd	177,146	278
Total New Zealand		477

Norway — 1.1%
Communication Services — 0.3%
Telenor ASA	385,791	5,657

Consumer Staples — 0.4%
Orkla ASA	606,614	6,184

Energy — 0.1%
SFL Corp Ltd, Cl B	74,541	928
Var Energi ASA	148,082	789
		1,717
Financials — 0.3%
DNB Bank ASA	155,152	5,281
SpareBank 1 SMN	2,503	57
Sparebanken More	280	3
		5,341
Industrials — 0.0%
Moreld AS	14,691	39
Veidekke ASA	6,922	155
Wilh Wilhelmsen Holding ASA, Cl B	650	52
		246
Total Norway		19,145

Portugal — 0.1%
Communication Services — 0.1%
NOS SGPS SA	99,993	584

Consumer Staples — 0.0%
Sonae SGPS SA	236,465	550

Utilities — 0.0%
REN - Redes Energeticas Nacionais SGPS SA	116,567	474
Total Portugal		1,608

Singapore — 1.2%
Consumer Staples — 0.2%
Sheng Siong Group Ltd	1,609,633	4,072
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.8%
DBS Group Holdings Ltd	51,020	$3,100
Oversea-Chinese Banking Corp Ltd	266,900	6,601
Singapore Exchange Ltd	19,300	386
United Overseas Bank Ltd	133,400	4,345
		14,432
Health Care — 0.0%
Haw Par	19,700	227

Industrials — 0.2%
BRC Asia Ltd	20,100	67
Jardine Cycle & Carriage Ltd	149,200	3,170
Vicom	26,700	39
		3,276
Information Technology — 0.0%
Info-Tech Systems Integrators Pte	91,600	63
Total Singapore		22,070

Spain — 2.2%
Consumer Staples — 0.1%
Ebro Foods SA	54,948	1,167

Energy — 0.5%
Repsol SA	305,879	9,756

Health Care — 0.0%
Clinica Baviera SA	403	28
Faes Farma	49,670	260
		288
Industrials — 0.5%
Logista Integral SA	240,168	10,060

Materials — 0.0%
Miquel y Costas & Miquel SA	2,889	45

Utilities — 1.1%
Endesa SA	382,542	18,679
Naturgy Energy Group SA	13,254	453
		19,132
Total Spain		40,448

Sweden — 3.0%
Communication Services — 0.4%
Telia Co AB	1,673,273	7,599

Consumer Discretionary — 0.4%
Autoliv Inc	53,992	6,544

Consumer Staples — 0.2%
Essity AB, Cl B	120,000	3,502
Scandi Standard	7,519	113
		3,615

SEI Institutional Investments Trust	87

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Financials — 1.1%
Svenska Handelsbanken AB, Cl A	675,400	$10,396
Swedbank AB, Cl A	254,700	9,966
		20,362
Information Technology — 0.9%
Telefonaktiebolaget LM Ericsson, Cl B	1,556,106	15,742
Total Sweden		53,862

Switzerland — 3.2%
Communication Services — 0.2%
APG SGA	798	195
Swisscom AG	4,551	3,524
		3,719
Consumer Staples — 0.4%
Bell Food Group AG	1,201	344
Emmi AG	377	392
Nestle SA	67,794	6,598
		7,334
Financials — 0.0%
Basellandschaftliche Kantonalbank	111	149

Health Care — 1.8%
Galenica	735	76
Novartis AG	137,179	20,875
Roche Holding AG	26,927	11,744
		32,695
Industrials — 0.4%
ABB Ltd	74,756	7,324
Burkhalter Holding	1,470	239
		7,563
Information Technology — 0.3%
TE Connectivity PLC	21,102	4,331

Materials — 0.1%
EMS-Chemie Holding AG	2,092	2,044

Real Estate — 0.0%
Investis Holding SA	813	147
Total Switzerland		57,982

United Kingdom — 3.3%
Communication Services — 0.0%
MONY Group	135,202	371

Consumer Discretionary — 0.3%
Kingfisher PLC	1,216,400	5,145

Consumer Staples — 1.0%
British American Tobacco PLC	61,000	3,391
Coca-Cola Europacific Partners PLC	13,235	1,430
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Imperial Brands PLC	203,450	$6,955
J Sainsbury PLC	630,500	2,841
Tesco PLC	607,124	3,761
		18,378
Energy — 0.1%
BP PLC	123,707	885

Financials — 1.5%
HSBC Holdings PLC	722,900	14,816
Standard Chartered PLC	405,700	11,790
		26,606
Health Care — 0.0%
AstraZeneca PLC	947	153

Industrials — 0.2%
CK Hutchison Holdings Ltd	449,500	4,013
Clarkson PLC	4,827	332
		4,345
Information Technology — 0.2%
Aferian PLC, Cl A*	28,544	–
Sage Group PLC/The	226,018	3,306
		3,306
Utilities — 0.0%
Drax Group PLC	10,825	114
Total United Kingdom		59,303

United States — 56.8%
Communication Services — 5.2%
Alphabet Inc, Cl A	44,687	15,164
AT&T Inc	645,500	16,712
Comcast Corp, Cl A	573,953	15,279
Fox Corp	94,800	6,385
New York Times Co/The, Cl A	136,033	9,151
Verizon Communications Inc	620,311	31,028
Versant Media Group Inc	22,958	944
		94,663
Consumer Discretionary — 2.1%
Amazon.com Inc*	14,838	3,855
BorgWarner Inc	62,100	3,984
eBay Inc	55,044	5,700
Ford Motor Co	156,500	2,182
General Motors Co	67,700	5,844
H&R Block Inc	102,600	5,299
Service Corp International/US	43,264	3,532
TJX Cos Inc/The	51,477	6,893
		37,289
Consumer Staples — 6.9%
Albertsons Cos Inc, Cl A	399,500	4,934
Altria Group Inc	261,518	17,909
Casey's General Stores Inc	317	239

88	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	53,923	$5,380
Coca-Cola Co/The	137,855	12,224
Colgate-Palmolive Co	115,856	10,406
Conagra Brands Inc	140,700	2,254
Costco Wholesale Corp	10,428	9,843
Fresh Del Monte Produce Inc	114,025	3,612
Ingredion Inc	62,979	6,516
Kraft Heinz Co/The	198,400	5,093
Kroger Co/The	112,500	6,473
Molson Coors Beverage Co, Cl B	188,500	7,495
Monster Beverage Corp*	111,022	5,098
PepsiCo Inc	63,826	8,957
Philip Morris International Inc	32,124	6,017
Procter & Gamble Co/The	60,116	8,724
Sysco Corp	39,766	3,224
Target Corp	1,580	254
		124,652
Energy — 3.5%
Chevron Corp	48,140	9,924
ExxonMobil Holdings	111,335	17,919
Marathon Petroleum Corp	26,838	10,019
Phillips 66	14,090	3,474
Shell PLC	254,895	11,685
Valero Energy Corp	28,902	10,374
		63,395
Financials — 3.1%
Bank of New York Mellon Corp/The	37,300	6,016
Berkshire Hathaway Inc, Cl B*	17,760	8,951
Everest Group Ltd	7,000	2,622
Federated Hermes Inc, Cl B	135,253	8,609
Hartford Insurance Group	21,800	2,995
Old Republic International Corp	240,851	10,051
Provident Financial Holdings Inc	2,655	49
Unum Group	135,466	12,628
Western Union Co/The	535,000	3,831
		55,752
Health Care — 13.8%
AbbVie Inc	41,909	10,746
Bristol-Myers Squibb Co	389,476	26,021
Cardinal Health Inc	55,042	12,914
Centene Corp*	65,021	4,184
Chemed Corp	18,090	9,384
Cigna Group/The	52,044	14,368
CVS Health Corp	82,453	7,743
DaVita Inc*	8,597	1,513
Elevance Health Inc	22,231	8,727
Encompass Health Corp	76,460	9,191
Exelixis Inc*	180,035	9,837
Gilead Sciences Inc	49,200	7,200
HCA Healthcare Inc	26,411	10,946
Henry Schein Inc*	2,103	189
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp*	120,706	$14,873
Johnson & Johnson	68,494	18,209
McKesson Corp	13,496	11,948
Merck & Co Inc	136,626	20,188
Neurocrine Biosciences Inc*	8,482	1,307
Organon & Co	30,990	426
Pfizer Inc	654,300	18,621
Quest Diagnostics Inc	43,537	10,462
Regeneron Pharmaceuticals Inc	2,400	1,918
United Therapeutics Corp*	8,738	4,460
UnitedHealth Group Inc	7,640	2,975
Veeva Systems Inc, Cl A*	40,914	11,689
		250,039
Industrials — 2.6%
ABM Industries Inc	74,700	3,483
Allison Transmission Holdings Inc	29,600	3,721
AMETEK Inc	48,274	11,353
Cintas Corp	30,899	6,235
Genpact Ltd	142,600	5,416
Maximus Inc	61,300	3,541
Ryder System Inc	13,600	3,325
Science Applications International Corp	44,987	5,768
Textron Inc	55,900	4,503
		47,345
Information Technology — 16.7%
Adobe Inc*	22,413	6,562
Alarm.com Holdings Inc*	1,139	66
Amdocs Ltd	173,900	10,966
Analog Devices Inc	10,743	3,890
Apple Inc	38,743	12,276
Applied Materials Inc	18,693	8,569
Arrow Electronics Inc*	63,700	13,022
Avnet Inc	151,274	13,548
Box Inc, Cl A*	287,492	10,286
Cirrus Logic Inc*	42,299	4,632
Cisco Systems Inc	245,215	27,094
Cognizant Technology Solutions Corp, Cl A	163,500	10,559
CommVault Systems Inc*	11,747	1,615
Dolby Laboratories Inc, Cl A	235,498	14,497
Dropbox Inc, Cl A*	418,717	14,735
Dynatrace Inc*	13,546	739
F5 Inc*	21,455	8,735
Fortinet Inc*	56,285	9,621
Gen Digital Inc	274,000	8,494
Hewlett Packard Enterprise Co	207,900	10,861
HP Inc	262,400	7,877
Keysight Technologies Inc*	14,945	4,823
KLA Corp	42,902	7,527
Lam Research Corp	9,722	2,931
Microsoft Corp	22,893	11,613
Motorola Solutions Inc	24,661	11,968
NetApp Inc	10,010	1,855

SEI Institutional Investments Trust	89

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetScout Systems Inc*	203,654	$7,908
NVIDIA Corp	56,252	12,419
Palo Alto Networks Inc*	1,606	614
Progress Software Corp*	77,600	3,591
QUALCOMM Inc	32,310	5,508
Qualys Inc*	8,095	1,507
TD SYNNEX Corp	49,800	12,592
Texas Instruments Inc	30,006	7,829
Zoom Communications Inc, Cl A*	109,990	10,634
		301,963
Materials — 1.8%
CF Industries Holdings Inc	44,900	5,838
Crown Holdings Inc	46,180	5,375
Linde PLC	14,841	7,266
NewMarket Corp	7,900	7,092
Reliance Inc	6,869	2,638
Sonoco Products Co	94,420	5,207
		33,416
Utilities — 1.1%
Eversource Energy	78,400	5,499
National Fuel Gas Co	69,100	5,740
Pinnacle West Capital Corp	43,100	4,208
Portland General Electric Co	79,600	3,889
		19,336
Total United States		1,027,850

Total Common Stock
(Cost $1,430,419) ($ Thousands)		1,738,700
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	103,839	$9,142

Total Preferred Stock
(Cost $8,518) ($ Thousands)		9,142

	Number of Rights
RIGHTS — 0.0%
Consumer Staples — 0.0%
Scandi Standard AB, Expires 09/18/2026 *	13,036	1
Total Rights
(Cost $—) ($ Thousands)		1

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	11,183,019	11,183
Total Cash Equivalent
(Cost $11,183) ($ Thousands)		11,183
Total Investments in Securities — 97.2%
(Cost $1,450,120) ($ Thousands)		$1,759,026

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	12	Sep-2026	$907	$898	$(9)
FTSE 100 Index	5	Sep-2026	734	735	1
Hang Seng Index	3	Sep-2026	487	487	–
S&P 500 Index E-Mini	13	Sep-2026	5,020	5,004	(16)
SPI 200 Index	7	Sep-2026	1,136	1,131	(2)
TOPIX Index	4	Sep-2026	1,037	1,044	6
			$9,321	$9,299	$(20)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/14/26	SGD	14,666	USD	11,487	$(55)
BNP Paribas	09/14/26	GBP	25,861	USD	34,947	(113)
BNP Paribas	09/14/26	DKK	32,146	USD	4,969	(30)
BNP Paribas	09/14/26	EUR	94,369	USD	108,989	(685)
Brown Brothers Harriman	09/14/26	USD	1	NZD	1	—

90	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/14/26	USD	7	NZD	12	$—
Brown Brothers Harriman	09/14/26	USD	29	DKK	187	—
Brown Brothers Harriman	09/14/26	USD	104	DKK	668	—
Brown Brothers Harriman	09/14/26	NZD	8	USD	5	—
Brown Brothers Harriman	09/14/26	NZD	157	USD	92	(1)
Brown Brothers Harriman	09/14/26	USD	122	SGD	156	—
Brown Brothers Harriman	09/14/26	USD	194	SGD	247	—
Brown Brothers Harriman	09/14/26	AUD	12	USD	8	—
Brown Brothers Harriman	09/14/26	AUD	308	USD	219	(2)
Brown Brothers Harriman	09/14/26	USD	145	NOK	1,361	1
Brown Brothers Harriman	09/14/26	USD	332	NOK	3,094	(1)
Brown Brothers Harriman	09/14/26	USD	385	HKD	3,016	—
Brown Brothers Harriman	09/14/26	USD	139	HKD	1,087	—
Brown Brothers Harriman	09/14/26	USD	671	AUD	947	7
Brown Brothers Harriman	09/14/26	USD	107	AUD	148	—
Brown Brothers Harriman	09/14/26	USD	70	CHF	57	—
Brown Brothers Harriman	09/14/26	USD	725	CHF	581	(6)
Brown Brothers Harriman	09/14/26	SGD	230	USD	182	—
Brown Brothers Harriman	09/14/26	SGD	590	USD	462	(2)
Brown Brothers Harriman	09/14/26	USD	193	GBP	142	—
Brown Brothers Harriman	09/14/26	USD	679	GBP	499	(2)
Brown Brothers Harriman	09/14/26	USD	1,306	SEK	12,403	(11)
Brown Brothers Harriman	09/14/26	USD	561	CAD	779	1
Brown Brothers Harriman	09/14/26	USD	910	CAD	1,256	(3)
Brown Brothers Harriman	09/14/26	USD	256	JPY	40,827	—
Brown Brothers Harriman	09/14/26	USD	1,340	JPY	212,646	(7)
Brown Brothers Harriman	09/14/26	GBP	417	USD	568	3
Brown Brothers Harriman	09/14/26	GBP	1,911	USD	2,582	(9)
Brown Brothers Harriman	09/14/26	EUR	1,379	USD	1,610	7
Brown Brothers Harriman	09/14/26	EUR	1,138	USD	1,317	(5)
Brown Brothers Harriman	09/14/26	CHF	417	USD	520	3
Brown Brothers Harriman	09/14/26	CHF	2,314	USD	2,860	(8)
Brown Brothers Harriman	09/14/26	CAD	1,387	USD	1,003	1
Brown Brothers Harriman	09/14/26	CAD	1,435	USD	1,032	(4)
Brown Brothers Harriman	09/14/26	DKK	519	USD	81	—
Brown Brothers Harriman	09/14/26	DKK	3,170	USD	490	(3)
Brown Brothers Harriman	09/14/26	NOK	1,117	USD	120	1
Brown Brothers Harriman	09/14/26	NOK	2,834	USD	300	(3)
Brown Brothers Harriman	09/14/26	USD	2,294	EUR	1,984	11
Brown Brothers Harriman	09/14/26	USD	2,157	EUR	1,849	(8)
Brown Brothers Harriman	09/14/26	SEK	9,082	USD	955	7
Brown Brothers Harriman	09/14/26	SEK	157	USD	16	—
Brown Brothers Harriman	09/14/26	HKD	1,887	USD	241	—
Brown Brothers Harriman	09/14/26	HKD	16,776	USD	2,140	(1)
Brown Brothers Harriman	09/14/26	JPY	533,106	USD	3,355	13
Standard Chartered	09/14/26	AUD	14,174	USD	10,008	(146)
Standard Chartered	09/14/26	HKD	164,933	USD	21,045	(4)
Standard Chartered	09/14/26	JPY	10,084,483	USD	63,506	284
Westpac Banking	09/14/26	NZD	307	USD	180	(2)
Westpac Banking	09/14/26	CHF	21,940	USD	27,091	(109)

SEI Institutional Investments Trust	91

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	09/14/26	CAD	70,389	USD	50,572	$(238)
Westpac Banking	09/14/26	NOK	109,759	USD	11,552	(186)
Westpac Banking	09/14/26	SEK	236,643	USD	24,869	169
						$(1,136)

Percentages are based on Net Assets of $1,809,342 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,820	$98,475	$(92,112)	$—	$—	$11,183	$169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

92	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.0%
Australia — 2.0%
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	105,457	$4,585

Consumer Staples — 0.0%
Bega Cheese Ltd	20,062	87

Energy — 0.2%
Amplitude Energy Ltd*	113,001	131
Ampol Ltd	384,545	11,861
Beach Energy Ltd	2,008,159	1,245
New Hope Corp Ltd	49,236	213
Viva Energy Group Ltd	420,443	892
Whitehaven Coal Ltd	622,853	3,823
Woodside Energy Group Ltd	148,302	3,451
Yancoal Australia Ltd	48,857	216
		21,832
Financials — 0.2%
AMP Ltd	1,518,250	2,586
ANZ Group Holdings Ltd	81,937	2,180
Bendigo & Adelaide Bank Ltd	75,362	579
Challenger Ltd	82,394	557
Commonwealth Bank of Australia	49,721	5,682
Cuscal Ltd	23,869	94
HUB24 Ltd	6,840	371
Insurance Australia Group Ltd	456,511	2,564
Medibank Pvt Ltd	92,325	320
QBE Insurance Group Ltd	383,848	6,104
		21,037
Health Care — 0.1%
4DMedical Ltd*	854,558	2,085
Ansell Ltd	9,835	287
Pro Medicus Ltd	72,647	9,307
		11,679
Industrials — 0.6%
Aurizon Holdings Ltd	2,424,824	6,353
Civmec Australia Ltd	20,876	27
Computershare Ltd	1,382,984	39,378
Downer EDI Ltd	59,197	278
GenusPlus Group Ltd	7,101	43
IPD Group Ltd/Australia	8,380	32
Lycopodium Ltd	2,745	45
Monadelphous Group Ltd	3,649	75
Qantas Airways Ltd	289,436	1,945
Redox Ltd/Australia	24,929	60
Service Stream Ltd	9,954	17
SmartGroup Corp Ltd	421,847	3,220
SRG Global Ltd	1,314,585	3,583
Ventia Services Group Pty Ltd	112,898	440
		55,496
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
Bravura Solutions Ltd	66,355	$150
Codan Ltd	135,654	4,558
DUG Technology Ltd*	14,864	18
		4,726
Materials — 0.7%
Aurelia Metals Ltd*	381,151	124
BHP Group Ltd	385,091	18,113
BlueScope Steel Ltd	262,606	5,834
Dyno Nobel Ltd	385,785	1,043
Imdex Ltd	118,137	296
Minerals 260 Ltd*	3,752,786	2,366
Nufarm Ltd*	126,889	288
Orica Ltd	87,665	1,394
Perenti Ltd	26,985	44
Regis Resources Ltd	81,510	485
Rio Tinto Ltd	231,990	28,998
Sandfire Resources Ltd*	102,095	1,673
Sims Ltd	47,941	834
South32 Ltd	1,156,931	4,257
Stanmore Resources Ltd	151,017	296
West African Resources Ltd*	180,743	485
Zimplats Holdings Ltd*	6,487	79
		66,609
Total Australia		186,051

Austria — 0.8%
Energy — 0.0%
OMV AG	44,964	3,592

Financials — 0.4%
Erste Group Bank AG	151,690	21,322
Raiffeisen Bank International AG	134,305	9,939
UNIQA Insurance Group AG	19,608	401
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,744	733
		32,395
Industrials — 0.0%
Frequentis AG	1,337	118
Palfinger AG	3,077	114
Porr Ag	496	21
Rosenbauer International AG*	478	36
		289
Information Technology — 0.0%
AT&S Austria Technologie & Systemtechnik AG*	21,809	3,893

Materials — 0.4%
Mondi PLC	3,024,321	35,175

SEI Institutional Investments Trust	93

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
voestalpine AG	39,796	$2,111
		37,286
Total Austria		77,455

Belgium — 1.4%
Consumer Staples — 0.2%
Anheuser-Busch InBev SA/NV	233,582	18,485
Lotus Bakeries NV	127	1,882
		20,367
Financials — 0.2%
Ageas SA/NV	14,885	1,305
KBC Group NV	107,909	16,420
		17,725
Health Care — 0.6%
Argenx SE ADR*	9,840	10,151
Argenx SE*	29,602	30,389
Fagron	16,638	430
Financiere de Tubize SA	7,547	1,615
Ion Beam Applications	2,505	47
UCB SA	58,175	14,563
		57,195
Information Technology — 0.0%
Barco NV	9,734	89
Materialise NV ADR*	16,674	120
		209
Materials — 0.4%
Bekaert SA	11,138	505
Syensqo SA	241,090	22,738
Umicore SA	267,640	7,356
		30,599
Total Belgium		126,095

Bermuda — 0.0%
Industrials — 0.0%
Himalaya Shipping Ltd	80,395	1,352

Brazil — 2.3%
Communication Services — 0.0%
Bemobi Mobile Tech SA	11,300	56
Telefonica Brasil SA	311,700	1,804
TIM SA/Brazil	120,900	436
		2,296
Consumer Discretionary — 0.1%
C&A MODAS SA	550,900	879
Cogna Educacao SA	125,234	55
Grupo SBF SA	75,500	121
GUARARAPES CONFECCOES SA	216,400	295
Lojas Renner SA	1,195,300	2,517
Ser Educacional SA	48,700	117
Ultrapar Participacoes SA	102,300	682
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uniao Pet Participacoes SA	58,300	$39
		4,705
Consumer Staples — 0.8%
Ambev SA	26,492,125	77,112

Energy — 0.1%
Karoon Energy Ltd	532,968	669
Petroleo Brasileiro SA - Petrobras ADR	600,500	11,620
Ventura Offshore Holding Ltd*	36,239	116
		12,405
Financials — 0.7%
Banco Bradesco SA ADR	271,977	892
Banco do Brasil SA	15,248,051	61,277
Porto Seguro SA	11,500	110
		62,279
Industrials — 0.0%
Tupy SA*	8,400	24

Information Technology — 0.3%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	128,715	369
TOTVS SA	4,547,516	31,169
		31,538
Materials — 0.2%
Gerdau SA ADR	470,605	2,170
Vale SA	727,800	10,995
Yara International ASA	58,443	2,863
		16,028
Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa MG	311,100	3,308
Cia Paranaense de Energia - Copel	946,700	2,715
Eneva SA*	1,064,200	5,396
		11,419
Total Brazil		217,806

Canada — 3.5%
Communication Services — 0.1%
Quebecor Inc, Cl B	214,698	9,508

Consumer Discretionary — 0.8%
Aritzia Inc*	89,098	8,488
BRP Inc	66,354	4,096
Dollarama Inc	152,605	19,272
Magna International Inc, Cl A	573,547	37,641
		69,497
Consumer Staples — 0.0%
Loblaw Cos Ltd	77,045	3,370

94	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
AKITA Drilling Ltd, Cl B*	16,900	$47
Journey Energy Inc*	109,200	462
Spartan Delta Corp*	299,737	2,828
Suncor Energy Inc	73,297	4,903
		8,240
Financials — 1.3%
Bank of Montreal	68,020	11,591
Bank of Nova Scotia/The	97,617	8,934
Canadian Imperial Bank of Commerce	244,351	27,728
Fairfax Financial Holdings Ltd	900	1,467
Great-West Lifeco Inc	175,483	11,280
iA Financial Corp Inc	69,844	9,964
Royal Bank of Canada	88,975	18,189
Toronto-Dominion Bank/The	267,842	32,395
		121,548
Health Care — 0.0%
Extendicare Inc	183,392	4,045

Industrials — 0.4%
Element Fleet Management Corp	175,225	3,331
TFI International Inc	50,241	6,749
Toromont Industries Ltd	163,561	23,627
		33,707
Information Technology — 0.4%
Celestica Inc*	10,960	3,288
Descartes Systems Group Inc/The*	29,975	2,411
Kinaxis Inc*	31,210	3,987
Shopify Inc, Cl A*	174,051	25,648
		35,334
Materials — 0.2%
5N Plus Inc*	138,986	2,557
Almonty Industries Inc*	125,036	2,226
CCL Industries Inc, Cl B	68,454	4,592
Champion Iron Ltd	43,636	109
Methanex Corp	77,000	4,530
Pan American Silver Corp	89,300	4,636
SSR Mining Inc	68,625	2,581
		21,231
Real Estate — 0.0%
Dream Industrial Real Estate Investment Trust, Cl Trust Units‡	321,009	3,147

Utilities — 0.2%
Atco Ltd/Canada, Cl I	141,250	7,581
Emera Inc	195,928	9,824
		17,405
Total Canada		327,032
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chile — 0.1%
Consumer Discretionary — 0.0%
Falabella SA	299,768	$1,984

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR	34,410	2,719
Total Chile		4,703

China — 7.9%
Communication Services — 1.8%
Autohome Inc ADR	15,425	338
Baidu Inc, Cl A*	1,486,550	17,777
Bilibili Inc, Cl Z*	133,320	2,167
G-bits Network Technology Xiamen Co Ltd, Cl A	51,118	2,913
Giant Network Group Co Ltd, Cl A	642,300	2,622
Hello Group Inc ADR	20,685	115
JOYY Inc ADR	113,942	8,505
Kuaishou Technology, Cl B	1,632,100	6,945
NetDragon Websoft Holdings Ltd	423,260	450
NetEase Inc	581,900	14,179
Newborn Town Inc*	448,000	504
Perfect World Co Ltd/China, Cl A	645,550	1,049
Tencent Holdings Ltd	1,818,400	104,429
Tongdao Liepin Group	22,862	7
Wasu Media Holding Co Ltd, Cl A	100,202	106
XD Inc*	344,200	1,877
Zhejiang Century Huatong Group Co Ltd, Cl A	1,911,400	4,016
Zhihu Inc ADR*	70,811	195
		168,194
Consumer Discretionary — 1.9%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A	1,269,620	2,649
AIMA Technology Group Co Ltd, Cl A	486,400	1,569
Alibaba Group Holding Ltd	3,962,400	56,635
Anhui Jianghuai Automobile Group Corp Ltd, Cl A*	193,800	605
ATRenew Inc ADR	16,321	67
Auntea Jenny Shanghai Industrial Co Ltd, Cl H	18,660	194
BAIC Foton Motor Co Ltd, Cl A*	2,498,000	1,077
Beijing Roborock Technology Co Ltd, Cl A	43,093	817
Biem.L.Fdlkk Garment Co Ltd, Cl A	40,700	154
Bosideng International Holdings Ltd	5,064,000	2,754
Bros Eastern Co Ltd, Cl A	921,900	1,078
BXN Holding Co Ltd, Cl A	1,491,200	905
Changchun Faway Automobile Components Co Ltd, Cl A	103,000	119
Chervon Holdings Ltd	272,200	683
China New Higher Education Group Ltd*	1,739,416	120
China Yuhua Education Corp Ltd*	1,180,000	59
Edvantage Group Holdings Ltd	263,211	15
EEKA Fashion Holdings Ltd	26,000	17

SEI Institutional Investments Trust	95

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Green Tea Group Ltd	587,600	$393
Guangdong TCL Smart Home Appliances Co Ltd	412,000	575
Guizhou Tyre Co Ltd, Cl A	853,200	560
H World Group Ltd ADR	74,071	3,505
Haier Smart Home Co Ltd, Cl A	16,400,600	44,753
Healthcare Co Ltd, Cl A*	766,300	768
Hisense Home Appliances Group Co Ltd, Cl H	85,000	230
Hisense Visual Technology Co Ltd, Cl A	479,300	1,996
Jiangling Motors Corp Ltd, Cl A	46,500	112
Jiangsu Changshu Automotive Trim Group Co Ltd, Cl A	115,900	186
Jiangsu General Science Technology Co Ltd, Cl A*	691,300	410
KingClean Electric Co Ltd, Cl A*	15,139	62
Lancy Co Ltd, Cl A	26,067	59
Li Ning Co Ltd	2,385,500	4,135
Luolai Lifestyle Technology Co Ltd, Cl A	907,800	1,547
MINISO Group Holding Ltd	11,800	28
New Oriental Education & Technology Group Inc	407,900	2,358
Nexteer Automotive Group Ltd	671,000	433
Niu Technologies ADR*	52,708	106
Oppein Home Group Inc, Cl A	18,100	86
Shandong Linglong Tyre Co Ltd, Cl A	320,000	532
Shanghai Action Education Technology Co Ltd, Cl A	135,100	1,123
Shanghai Shuixing Home Textile Co Ltd, Cl A	100,381	258
Shenzhen Fuanna Bedding and Furnishing Co Ltd, Cl A	488,800	461
Shenzhen VMAX New Energy Group Co Ltd, Cl A	122,501	626
Shenzhou International Group Holdings Ltd	4,904,600	21,883
Suzhou Sonavox Electronics Co Ltd, Cl A	86,637	268
TAL Education Group ADR*	175,023	2,055
TCL Electronics Holdings Ltd	1,677,000	3,570
Tianneng Power International Ltd	48,000	27
Triangle Tyre Co Ltd, Cl A	172,800	321
Vatti Corp Ltd, Cl A	542,300	375
Vipshop Holdings Ltd ADR	454,122	5,949
Yapp Automotive Parts Co Ltd, Cl A	119,172	262
Zhejiang Hangmin Co Ltd, Cl A	47,400	46
Zhejiang Qianjiang Motorcycle Co Ltd, Cl A	251,100	426
Zhejiang Semir Garment Co Ltd, Cl A	3,258,600	2,861
Zhejiang Taihua New Material Group Co Ltd, Cl A	361,400	509
Zhejiang Xinao Textiles Inc, Cl A	776,650	691
Zhiou Home Furnishing Technology Co Ltd, Cl A	41,200	130
Zhongsheng Group Holdings Ltd*	624,000	339
		174,531
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.1%
Beijing Yanjing Brewery Co Ltd, Cl A	57,400	$97
C&S Paper Co Ltd, Cl A	1,113,870	1,178
Chacha Food Co Ltd, Cl A	50,500	141
Chengdu Hongqi Chain Co Ltd, Cl A	1,007,500	688
China Foods Ltd	152,000	74
China Mengniu Dairy Co Ltd	397,000	916
Chlitina Holding Ltd	19,000	50
DingDong Cayman Ltd ADR*	18,399	42
Health & Happiness H&H International Holdings Ltd	34,500	81
Hengan International Group Co Ltd	729,000	2,052
Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd, Cl A	174,200	475
Mao Geping Cosmetics Co LTD, Cl H	43,500	273
Opple Lighting Co Ltd, Cl A	172,900	402
Sanquan Food Co Ltd, Cl A	431,320	759
Shanghai Chicmax Cosmetic Co Ltd, Cl H	655,288	1,808
Shanghai Flyco Electrical Appliance Co Ltd, Cl A	13,600	62
Tsingtao Brewery Co Ltd, Cl H	46,000	239
Vats Liquor Chain Store Management JSC Ltd, Cl A*	16,400	27
Want Want China Holdings Ltd	287,000	113
Yixintang Pharmaceutical Group Co Ltd, Cl A	253,800	421
Zhejiang Huakang Pharmaceutical Co Ltd, Cl A	82,700	137
Zhongyin Babi Food Co Ltd, Cl A	147,370	409
		10,444
Energy — 0.1%
China Leon Inspection Holding Ltd*	118,204	21
China Merchants Energy Shipping Co Ltd, Cl A	1,735,000	4,841
Longyan Zhuoyue New Energy Co Ltd, Cl A	40,279	197
PetroChina Co Ltd, Cl H	1,948,000	2,524
Yankuang Energy Group Co Ltd, Cl H	2,280,000	4,065
Zhejiang Akcome New Energy Technology Co Ltd*	3,175,100	–
		11,648
Financials — 1.1%
Agricultural Bank of China Ltd, Cl H	62,000	50
Bank of Beijing Co Ltd, Cl A	1,450,500	1,155
Bank of China Ltd, Cl H	3,246,000	2,436
BOC Hong Kong Holdings Ltd	570,500	3,826
China Construction Bank Corp, Cl H	11,438,000	13,825
China Merchants Bank Co Ltd, Cl H	6,306,500	40,885
China Pacific Insurance Group Co Ltd, Cl H	215,400	829
China Taiping Insurance Holdings Co Ltd	1,632,600	4,394
Chongqing Rural Commercial Bank Co Ltd, Cl H	7,935,968	6,619
First Capital Securities Co Ltd, Cl A	1,271,800	1,252

96	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	5,417,000	$5,217
Jiangsu Jiangyin Rural Commercial Bank Co Ltd, Cl A	579,100	350
New China Life Insurance Co Ltd, Cl H	82,400	486
Northeast Securities Co Ltd, Cl A	721,700	874
Ping An Insurance Group Co of China Ltd, Cl H	2,709,500	19,432
Postal Savings Bank of China Co Ltd, Cl H	1,918,000	1,295
Shanxi Securities Co Ltd, Cl A	1,297,900	1,050
Sinolink Securities Co Ltd, Cl A	1,027,100	1,329
Sunshine Insurance Group Co Ltd, Cl H	855,500	405
Yongan Futures Co Ltd, Cl A	129,000	247
		105,956
Health Care — 0.4%
3SBio Inc	1,009,000	2,070
Alphamab Oncology*	29,000	33
Asymchem Laboratories Tianjin Co Ltd, Cl H	5,100	79
Beijing Konruns Pharmaceutical Co Ltd, Cl A	8,600	39
Beijing Winsunny Pharmaceutical Co Ltd, Cl A	66,500	161
BeOne Medicines Ltd, Cl A*	22,836	918
BeOne Medicines Ltd, Cl H*	122,900	3,365
Chengdu Easton Bio Pharmaceutical Co Ltd, Cl A	76,158	499
Chengdu Kanghong Pharmaceutical Group Co Ltd, Cl A	447,700	1,351
CSPC Pharmaceutical Group Ltd	1,130,000	1,328
Dian Diagnostics Group Co Ltd, Cl A	771,920	2,116
Edan Instruments Inc, Cl A	617,000	1,081
GemPharmatech Co Ltd, Cl A	77,748	369
Genscript Biotech Corp*	268,000	1,156
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	56,700	231
Hangzhou Bio-Sincerity Pharma-Tech Co Ltd, Cl A*	219,400	1,516
HitGen Inc, Cl A	63,062	302
Innovent Biologics Inc*	268,500	3,541
Joinn Laboratories China Co Ltd, Cl H	106,300	331
Maccura Biotechnology Co Ltd, Cl A*	226,700	312
MGI Tech Co Ltd, Cl A*	177,087	1,649
Novogene Co Ltd, Cl A	194,284	427
Shouyao Holdings Beijing Co Ltd, Cl A*	16,455	82
Simcere Pharmaceutical Group Ltd	346,000	489
Sinocare Inc*	87,700	208
Tianjin Lisheng Pharmaceutical Co Ltd, Cl A	213,900	450
Tibet Weixinkang Medicine Co Ltd, Cl A	89,900	123
Winner Medical Co Ltd, Cl A	63,100	276
WuXi AppTec Co Ltd, Cl H	182,500	4,395
Wuxi Biologics Cayman Inc*	484,500	3,004
Yabao Pharmaceutical Group Co Ltd, Cl A	278,500	295
Zhejiang Jingxin Pharmaceutical Co Ltd, Cl A	209,400	400
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhejiang Taimei Medical Technology Co Ltd, Cl H*	45,400	$32
Zhejiang Tianyu Pharmaceutical Co Ltd, Cl A	82,900	264
Zhuzhou Qianjin Pharmaceutical Co Ltd, Cl A	21,300	38
		32,930
Industrials — 0.5%
3S Industry Group Inc, Cl A	21,100	102
Airtac International Group	18,000	808
Beijing Tieke Shougang Railway-Tech Co Ltd, Cl A	11,131	31
Bozhon Precision Industry Technology Co Ltd, Cl A	11,492	83
Canny Elevator Co Ltd, Cl A	96,400	83
Changhong Huayi Compressor Co Ltd, Cl A	187,374	197
China International Marine Containers Group Co Ltd, Cl H	472,800	465
China Lesso Group Holdings Ltd	340,000	157
China Railway Tielong Container Logistics Co Ltd, Cl A	1,599,200	1,301
China Yuchai International Ltd	38,756	1,486
COFCO Technology & Industry Co Ltd, Cl A	23,200	31
Contemporary Amperex Technology Co Ltd, Cl H	33,200	2,524
Guangdong Dongpeng Holdings Co Ltd, Cl A	273,400	195
Guangdong Kinlong Hardware Products Co Ltd, Cl A*	37,500	83
Guangdong Lingxiao Pump Industry Co Ltd, Cl A	161,300	384
Guangzhou Guangri Stock Co Ltd, Cl A	439,628	480
Guangzhou KDT Machinery Group Co Ltd, Cl A	141,600	396
Hangzhou Youngsun Intelligent Equipment Co Ltd, Cl A	267,629	379
Han's Laser Technology Industry Group Co Ltd, Cl A	267,100	3,823
Harbin Electric Co Ltd, Cl H	932,000	1,990
Impro Precision Industries Ltd	112,000	123
Jangho Group Co Ltd, Cl A	185,200	378
JD Logistics Inc*	247,800	347
Jiangsu Guotai International Group Co Ltd, Cl A	1,189,700	1,366
Jingjin Equipment Inc, Cl A	158,200	265
Keda Industrial Group Co Ltd, Cl A	146,874	307
KLN Logistics Group Ltd	124,500	88
Kunshan Dongwei Technology Co Ltd, Cl A	63,190	598
Leedarson IoT Technology Inc, Cl A	113,200	240
Lonking Holdings Ltd	114,756	52
Monalisa Group Co Ltd, Cl A	389,900	667
Morimatsu International Holdings Co Ltd	231,000	217
Nanjing Les Information Technology Co Ltd, Cl A	31,501	187

SEI Institutional Investments Trust	97

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qingdao Hiron Commercial Cold Chain Co Ltd, Cl A	309,600	$511
Runner Xiamen Corp, Cl A	56,600	99
Saimo Technology Co Ltd, Cl A*	64,600	73
Sany Heavy Equipment International Holdings Co Ltd	235,000	272
Shanghai International Port Group Co Ltd, Cl A	2,114,300	1,655
Shanghai Jinjiang Shipping Group Co Ltd, Cl A	88,200	174
Shanghai Zhonggu Logistics Co Ltd, Cl A	705,667	1,345
Shanxi Coal International Energy Group Co Ltd, Cl A	556,300	1,181
SITC International Holdings Co Ltd	2,068,670	12,578
Tianjin Port Co Ltd, Cl A	136,400	87
Weichai Power Co Ltd, Cl H	882,000	3,563
Xiamen Solex High-Tech Industries Co Ltd, Cl A	20,000	65
Xianheng International Science&Technology Co Ltd, Cl A	238,700	498
Yangzijiang Shipbuilding Holdings Ltd	1,271,300	4,826
Yutong Heavy Industries Co Ltd, Cl A	90,500	130
Zhangjiagang Furui Special Equipment Co Ltd, Cl A	254,300	270
Zhefu Holding Group Co Ltd, Cl A	4,384,600	3,188
Zhejiang Dafeng Industry Co Ltd, Cl A	60,200	89
		50,437
Information Technology — 0.8%
Agora Inc ADR*	40,434	169
AInnovation Technology Group Co Ltd, Cl H*	332,900	161
Avary Holding Shenzhen Co Ltd, Cl A	188,400	2,610
BOE Technology Group Co Ltd, Cl A	8,372,700	7,484
BOE Varitronix Ltd	641,000	364
China Resources Microelectronics Ltd, Cl A	315,231	2,875
Colorlight Cloud Tech Ltd, Cl A	50,200	353
Cubic Sensor and Instrument Co Ltd, Cl A	26,801	182
Delton Technology Guangzhou Inc, Cl H	38,300	632
Dongguan Tarry Electronics Co Ltd, Cl A	48,146	427
Edianyun Ltd, Cl H*	157,000	69
Eoptolink Technology Inc Ltd, Cl A	36,380	2,180
Fujian Fuxin Software Development JSC Ltd, Cl A	107,160	1,013
Jiaxing ZMAX Optech Co Ltd, Cl A	38,828	285
Kingboard Holdings Ltd	221,000	1,523
Kingdee International Software Group Co Ltd*	1,093,000	1,203
Lenovo Group Ltd	2,641,804	10,120
Linklogis Inc, Cl B	86,500	27
Luster LightTech Co Ltd, Cl A	120,248	866
OPT Machine Vision Tech Co Ltd, Cl A	50,104	1,118
Queclink Wireless Solutions Co Ltd, Cl A	150,999	258
Raytron Technology Co Ltd, Cl A	72,039	1,981
Shanghai Anlogic Infotech Co Ltd, Cl A*	8,157	38
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai Hollywave Electronic System Co Ltd, Cl A	21,655	$103
Shengyi Technology Co Ltd, Cl A	169,795	3,865
Shennan Circuits Co Ltd, Cl A	26,700	1,463
Shenzhen Absen Optoelectronic Co Ltd, Cl A	13,500	26
Shenzhen JPT Opto-Electronics Co Ltd, Cl A	6,021	356
Shenzhen Longsys Electronics Co Ltd, Cl A	5,700	323
Shenzhen SEICHI Technologies Co Ltd, Cl A	887	69
Shenzhen Transsion Holdings Co Ltd, Cl A	99,005	842
Shenzhen Yanmade Technology Inc, Cl A	22,683	163
Siglent Technologies Co Ltd, Cl A	30,838	326
Sunny Optical Technology Group Co Ltd	570,500	5,156
Suntront Techonology Co Ltd, Cl A	336,000	222
Suzhou Dongshan Precision Manufacturing Co Ltd, Cl A*	26,200	771
Suzhou HYC Technology Co Ltd, Cl A	44,653	364
TCL Technology Group Corp, Cl A	13,234,300	10,017
Tianma Microelectronics Co Ltd, Cl A*	1,009,600	1,013
Ugreen Group Ltd, Cl A	46,300	356
Union Optech Co Ltd, Cl A*	59,500	134
UNI-Trend Technology China Co Ltd, Cl A	20,637	249
Universal Scientific Industrial Shanghai Co Ltd, Cl A	375,681	1,513
VSTECS Holdings Ltd	1,442,486	1,815
Zhejiang Dahua Technology Co Ltd, Cl A	424,500	1,036
Zhejiang Lante Optics Co Ltd, Cl A	36,738	382
Zhongji Innolight Co Ltd, Cl A	58,400	7,422
		73,924
Materials — 0.7%
Anhui Huilong Agricultural Means of Production Co Ltd, Cl A	165,600	132
Asia - Potash International Investment Guangzhou Co Ltd, Cl A	426,900	3,039
Beijing Oriental Yuhong Waterproof Technology Co Ltd, Cl A*	1,079,300	1,768
China Gold International Resources Corp Ltd	149,500	4,866
China National Building Material Co Ltd, Cl H	1,020,000	467
China Tungsten And Hightech Materials Co Ltd, Cl A	183,600	1,793
CMOC Group Ltd, Cl H	1,230,000	2,620
Cre8 Direct Ningbo Co Ltd, Cl A	346,600	716
DeHua TB New Decoration Materials Co Ltd, Cl A	24,100	45
Dongyue Group Ltd	754,000	1,334
Hangzhou Huawang New Material Technology Co Ltd, Cl A	417,100	517
Henan Shenhuo Coal Industry & Electricity Power Co Ltd, Cl A	654,624	2,678
Huapont Life Sciences Co Ltd, Cl A	620,800	415
Inner Mongolia ERDOS Resources Co Ltd, Cl A	735,284	1,522

98	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intco Recycling Resources Co Ltd, Cl A	34,448	$196
Jiangsu Changbao Steeltube Co Ltd, Cl A	635,200	652
Jiangsu Eastern Shenghong Co Ltd, Cl A*	466,300	1,012
Kailuan Energy Chemical Co Ltd, Cl A	303,000	265
Keshun Waterproof Technologies Co Ltd, Cl A	545,156	396
Lee & Man Chemical Co Ltd	26,966	15
Lee & Man Paper Manufacturing Ltd	118,000	58
Lianhe Chemical Technology Co Ltd, Cl A	84,600	189
Lingbao Gold Group Co Ltd, Cl H	844,400	2,375
MMG Ltd*	4,112,000	4,814
Ningbo Solartron Technology Co Ltd, Cl A*	222,384	428
Qifeng New Material Co Ltd, Cl A	211,100	212
Qingdao East Steel Tower Stock Co Ltd, Cl A	1,102,400	2,933
Qingdao Yunlu Advanced Materials Technology Co Ltd, Cl A	41,100	445
Shandong Hongqiao Aluminum Industry Holding Co Ltd, Cl A	967,100	2,609
Shandong Yanggu Huatai Chemical Co Ltd, Cl A	310,100	450
Shanghai Aladdin Biochemical Technology Co Ltd, Cl A	155,938	470
Shenzhen YUTO Packaging Technology Co Ltd, Cl A	64,600	257
Swancor Advanced Materials Co Ltd, Cl A*	129,200	2,971
Tiangong International Co Ltd	759,062	311
Western Mining Co Ltd, Cl A	398,213	2,328
Wuxi Paike New Materials Technology Co Ltd, Cl A	10,500	126
Xinxing Ductile Iron Pipes Co Ltd, Cl A	57,800	32
YongXing Special Materials Technology Co Ltd, Cl A	114,900	789
Yunnan Aluminium Co Ltd, Cl A	1,739,900	7,021
Yunnan Jinxun Resources Co Ltd, Cl H	11,000	23
Zangge Mining Co Ltd, Cl A	194,870	2,267
Zanyu Technology Group Co Ltd, Cl A	471,700	839
Zhangjiagang Guangda Special Material Co Ltd, Cl A*	45,926	97
Zhejiang NHU Co Ltd, Cl A	422,600	1,699
Zijin Mining Group Co Ltd, Cl H	1,052,000	4,905
		63,096
Real Estate — 0.4%
China Overseas Land & Investment Ltd	20,051,500	31,939
China Resources Mixc Lifestyle Services Ltd	455,800	2,268
China Union Holdings Ltd, Cl A*	1,689,954	1,017
China-Singapore Suzhou Industrial Park Development Group Co Ltd, Cl A	148,500	178
		35,402
Utilities — 0.1%
Beijing Enterprises Holdings Ltd	880,500	3,628
Foran Energy Group Co Ltd, Cl A	332,630	561
Henan Yuneng Holdings Co Ltd, Cl A*	1,429,200	2,536
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jointo Energy Investment Co Ltd Hebei, Cl A	350,900	$395
Top Energy Co Ltd Shanxi, Cl A	138,900	128
		7,248
Total China		733,810

Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	147,921	2,466

Czechia — 0.0%
Financials — 0.0%
Komercni Banka AS	13,343	682
Moneta Money Bank AS	40,715	382
		1,064
Total Czechia		1,064

Denmark — 2.0%
Consumer Discretionary — 0.4%
Pandora A/S	269,510	35,565

Financials — 0.5%
Danske Bank A/S	842,233	48,686

Health Care — 0.9%
ALK-Abello A/S	107,167	3,472
Bavarian Nordic A/S*	44,724	1,509
Coloplast A/S, Cl B	245,929	17,478
Genmab A/S*	6,850	2,264
H Lundbeck A/S	455,793	2,983
Novo Nordisk A/S ADR	150,092	6,804
Novo Nordisk A/S, Cl B	1,081,466	48,979
		83,489
Industrials — 0.2%
AP Moller - Maersk A/S, Cl B	5,511	18,464
Broedrene A&O Johansen A/S, Cl B	1,720	27
D/S Norden A/S	45,635	2,551
		21,042
Total Denmark		188,782

Finland — 0.5%
Communication Services — 0.0%
Sanoma Oyj	10,632	119

Consumer Discretionary — 0.0%
Puuilo Oyj	4,754	94

Consumer Staples — 0.0%
Anora Group Oyj	7,977	36

Energy — 0.1%
Neste Oyj	253,743	9,478

SEI Institutional Investments Trust	99

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.1%
Nordea Bank Abp	508,392	$10,377

Health Care — 0.1%
Orion Oyj, Cl B	129,767	11,906
Pihlajalinna Oyj	3,777	47
		11,953
Industrials — 0.1%
Finnair Oyj	43,619	227
GRK Infra Oyj	2,857	71
Wartsila OYJ Abp, Cl B	362,977	11,726
		12,024
Information Technology — 0.1%
Bittium Oyj	12,737	548
F-Secure Oyj	13,460	31
Nokia Oyj ADR	303,450	3,077
Tieto Oyj	70,923	1,632
Vaisala Oyj, Cl A	9,484	630
		5,918
Total Finland		49,999

France — 6.1%
Communication Services — 0.5%
Criteo SA ADR*	62,164	1,097
Lagardere SA	7,069	153
Publicis Groupe SA	417,501	48,978
		50,228
Consumer Discretionary — 0.9%
Accor SA	238,510	12,839
Cie Generale des Etablissements Michelin SCA	1,088,653	44,177
LVMH Moet Hennessy Louis Vuitton SE	49,899	26,162
		83,178
Consumer Staples — 0.7%
L'Oreal SA	78,095	34,774
Pernod Ricard SA	396,387	29,643
		64,417
Financials — 0.8%
Amundi SA	330,829	36,216
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,675	70
Edenred SE	946,968	33,034
		69,320
Health Care — 1.0%
EssilorLuxottica SA	108,853	20,202
Sanofi SA	800,370	71,163
		91,365
Industrials — 1.5%
Dassault Aviation SA	73	24
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mersen SA	18,095	$798
Rexel SA	963,168	40,150
Societe BIC SA	283,349	22,400
Teleperformance SE	948,158	76,615
		139,987
Information Technology — 0.4%
74Software SA*	1,415	68
Alten SA	396	35
Capgemini SE	308,110	38,328
		38,431
Materials — 0.3%
Arkema SA	424,816	29,567
Total France		566,493

Georgia — 0.0%
Energy — 0.0%
BW Energy Ltd*	50,355	302

Germany — 6.3%
Communication Services — 0.2%
Scout24 SE	249,443	23,060

Consumer Discretionary — 0.6%
Aumovio SE*	594,576	25,375
Continental AG	388,729	32,065
ElringKlinger AG	3,606	22
SAF-Holland SE	6,661	171
Tonies SE, Cl A*	63,924	881
Zalando SE*	11,939	340
		58,854
Financials — 0.2%
Commerzbank AG	61,817	2,876
Deutsche Bank AG	123,497	4,946
DWS Group GmbH & Co KGaA	52,693	4,621
flatexDEGIRO SE	114,560	5,088
		17,531
Health Care — 1.5%
Bayer AG	1,436,778	81,781
Draegerwerk AG & Co KGaA	255	25
Fresenius Medical Care AG	1,261,599	57,731
		139,537
Industrials — 1.6%
2G Energy AG	2,909	186
Brenntag SE	377,381	27,464
Cewe Stiftung & Co KGAA	295	36
Daimler Truck Holding AG	950,999	51,502
Deutsche Post AG	45,052	2,926
GEA Group AG	55,006	4,282
HOCHTIEF AG	13,050	6,324
Indus Holding AG	2,608	112
Nordex SE*	117,470	5,158

100	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfisterer Holding SE	14,527	$1,152
Rational AG	41,586	30,338
SGL Carbon SE*	15,119	72
Siemens Energy AG	97,879	16,122
SMA Solar Technology AG*	44,036	3,021
Wacker Neuson SE	14,582	386
		149,081
Information Technology — 0.9%
Atoss Software SE	12,423	1,456
Basler AG	13,392	361
Infineon Technologies AG	107,979	7,039
Nemetschek SE	19,267	1,567
Nynomic AG*	629	17
SAP SE	316,390	69,638
		80,078
Materials — 1.3%
Aurubis AG	35,489	7,281
BASF SE	971,741	59,663
Evonik Industries AG	2,025,300	44,682
FUCHS SE	4,955	198
Salzgitter AG	52,890	3,486
thyssenkrupp AG	296,719	4,968
Wacker Chemie AG*	27,673	3,011
		123,289
Total Germany		591,430

Greece — 0.1%
Consumer Discretionary — 0.0%
Fourlis Holdings SA	8,440	40

Consumer Staples — 0.0%
Kri-Kri Milk Industry SA	2,007	74

Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	112,481	7,859
StealthGas Inc*	1,595	15
		7,874
Financials — 0.0%
Piraeus Bank SA	173,007	2,059

Industrials — 0.0%
Danaos Corp	3,912	593
Total Greece		10,640
Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	58,152	5,452

Hong Kong — 2.0%
Consumer Discretionary — 0.3%
Cafe de Coral Holdings Ltd	94,281	63
Chow Sang Sang Holdings International Ltd	374,000	667
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crystal International Group Ltd	951,703	$848
Dream International Ltd	71,000	63
Emperor Watch & Jewellery Ltd	2,250,000	86
Johnson Electric Holdings Ltd	1,205,000	3,011
JS Global Lifestyle Co Ltd*	843,500	157
Luk Fook Holdings International Ltd	216,000	597
Samsonite Group SA	14,566,158	22,592
Yue Yuen Industrial Holdings Ltd	567,000	971
		29,055
Consumer Staples — 0.0%
Chaoda Modern Agriculture Holdings Ltd*	2,640	–
DFI Retail Group Holdings Ltd	635,900	2,357
Nissin Foods Co Ltd	31,000	26
		2,383
Financials — 1.1%
AIA Group Ltd	7,166,759	69,278
Allied Group Ltd	32,000	9
Bank of East Asia Ltd/The	20,516	48
Dah Sing Banking Group Ltd	664,821	1,219
Hong Kong Exchanges & Clearing Ltd	548,800	29,668
Sun Hung Kai & Co Ltd	101,000	53
Value Partners Group Ltd	163,000	41
		100,316
Health Care — 0.0%
Modern Dental Group Ltd	80,000	84

Industrials — 0.4%
Cathay Pacific Airways Ltd	6,198,808	11,350
CTF Services Ltd	591,000	602
Swire Pacific Ltd, Cl A	1,631,977	22,157
Techtronic Industries Co Ltd	363,000	6,242
		40,351
Information Technology — 0.1%
ASMPT Ltd	47,800	997
PAX Global Technology Ltd	1,472,000	765
Plover Bay Technologies Ltd	503,000	492
Truly International Holdings Ltd	168,000	18
VTech Holdings Ltd	142,500	930
Wasion Holdings Ltd	72,000	142
		3,344
Real Estate — 0.1%
CK Asset Holdings Ltd	403,000	2,323
Great Eagle Holdings Ltd	102,173	198
Hang Lung Group Ltd	165,000	260
Hang Lung Properties Ltd	1,429,000	1,271
Hysan Development Co Ltd	174,000	353
Kerry Properties Ltd	306,500	719
Langham Hospitality Investments and Langham Hospitality Investments Ltd	3,667	–
Swire Properties Ltd	363,400	1,110

SEI Institutional Investments Trust	101

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wharf Real Estate Investment Co Ltd	270,000	$1,061
		7,295
Total Hong Kong		182,828

Hungary — 0.0%
Communication Services — 0.0%
Magyar Telekom Telecommunications PLC	12,744	102

Energy — 0.0%
MOL Hungarian Oil & Gas PLC*	86,492	1,390

Industrials — 0.0%
Opus Global Nyrt	15,488	16
Total Hungary		1,508

India — 1.1%
Communication Services — 0.1%
Bharti Airtel Ltd	402,447	7,650

Consumer Discretionary — 0.1%
Bajaj Auto Ltd	36,305	4,626
Bajaj Electricals Ltd	6,715	23
Sansera Engineering Ltd	102,554	4,321
SP Apparels Ltd	5,142	57
TVS Motor Co Ltd	74,083	3,373
TVS Srichakra Ltd	505	29
		12,429
Consumer Staples — 0.1%
Jyothy Labs Ltd	21,890	47
Marico Ltd	236,465	2,035
Nestle India Ltd	395,425	6,211
		8,293
Energy — 0.1%
Coal India Ltd	994,346	4,194
Great Eastern Shipping Co Ltd/The	159,340	2,177
		6,371
Financials — 0.5%
BSE Ltd	72,539	2,496
HDFC Bank Ltd ADR	1,768,601	40,147
Karur Vysya Bank Ltd/The	338,684	1,236
Multi Commodity Exchange of India Ltd	65,144	2,324
		46,203
Health Care — 0.0%
Acutaas Chemicals Ltd	77,273	2,561
Innova Captab Ltd	2,290	26
		2,587
Industrials — 0.1%
Adani Ports & Special Economic Zone Ltd	143,658	2,401
Cummins India Ltd	53,360	2,858
GE Vernova T&D India Ltd	46,676	2,178
Hitachi Energy India Ltd	9,418	3,337
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SIS Ltd	7,641	$34
		10,808
Materials — 0.1%
Galaxy Surfactants Ltd	982	23
Navin Fluorine International Ltd	45,039	4,099
Solar Industries India Ltd	16,555	3,495
Vedanta Ltd	795,491	2,324
		9,941
Total India		104,282

Indonesia — 0.7%
Communication Services — 0.3%
Telkom Indonesia Persero Tbk PT	216,152,720	31,629

Consumer Staples — 0.1%
Bumitama Agri Ltd	135,200	235
First Resources Ltd	1,856,900	6,672
Golden Agri-Resources Ltd	10,421,300	2,581
Gudang Garam Tbk PT	178,300	209
Triputra Agro Persada PT	2,018,027	238
		9,935
Energy — 0.1%
Adaro Andalan Indonesia PT	4,044,400	2,471
Elnusa Tbk PT	3,901,400	159
Prima Andalan Mandiri Tbk PT	154,579	32
United Tractors Tbk PT	1,505,452	2,058
		4,720
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	104,560,600	19,178
Industrials — 0.0%
Jardine Matheson Holdings Ltd	3,000	177

Utilities — 0.0%
Perusahaan Gas Negara Persero Tbk PT	871,700	75
Total Indonesia		65,714

Ireland — 1.9%
Financials — 0.9%
Aon PLC, Cl A	109,549	35,222
Bank of Ireland Group PLC	2,193,604	48,400
		83,622
Industrials — 0.1%
AerCap Holdings NV	48,777	7,119

Information Technology — 0.9%
Accenture PLC, Cl A	427,349	81,094

Materials — 0.0%
James Hardie Industries PLC*	73,999	2,198
Total Ireland		174,033

102	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 1.1%
Communication Services — 0.0%
Cellcom Israel Ltd	13,906	$164
Nexxen International Ltd*	46,158	450
		614
Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E*	53,769	2,009
Max Stock Ltd	22,570	285
		2,294
Consumer Staples — 0.0%
M Yochananof & Sons Ltd	803	91
Neto ME Holdings Ltd*	842	54
Tiv Taam Holdings 1 Ltd	18,983	76
		221
Energy — 0.0%
Ashdod Refinery Ltd*	1,675	68

Financials — 0.4%
Analyst IMS Investment Management Services Ltd	2,055	94
Bank Hapoalim BM	400,409	10,312
Bank Leumi Le-Israel BM	516,167	13,125
Clal Insurance Enterprises Holdings Ltd	22,341	1,968
First International Bank Of Israel Ltd/The	9,613	754
Harel Insurance Investments & Financial Services Ltd	65,694	4,238
Isracard Ltd*	1	–
Israel Discount Bank Ltd, Cl A	649,204	7,400
MENIF - Financial Services Ltd	5,583	41
Tel Aviv Stock Exchange Ltd	1,247	53
		37,985
Health Care — 0.0%
Brainsway Ltd*	2,950	44
SofWave Medical Ltd*	6,362	81
		125
Industrials — 0.0%
C. MER Industries Ltd	1,593	26
Danel Adir Yeoshua Ltd	2,310	327
FMS Enterprises Migun Ltd	2,993	154
		507
Information Technology — 0.6%
Allot Ltd*	42,427	328
Check Point Software Technologies Ltd*	339,853	47,209
Formula Systems 1985 Ltd	2,023	259
Matrix IT Ltd	1,582	58
Nice Ltd ADR*	26,812	2,927
Radware Ltd*	1,385	40
SimilarWeb Ltd*	73,496	683
Telsys Ltd	2,142	253
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wix.com Ltd*	68,242	$6,022
		57,779
Real Estate — 0.0%
Mega Or Holdings Ltd	15,523	2,328

Utilities — 0.1%
Doral Group Renewable Energy Resources Ltd*	94,017	2,055
OPC Energy Ltd*	66,659	2,216
Zephyrus Wing Energies Ltd*	3,047	26
		4,297
Total Israel		106,218

Italy — 1.6%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	31,431	77

Consumer Discretionary — 0.3%
Ferrari NV	17,288	7,320
Moncler SpA	30,970	1,691
OVS SpA	4,546	31
Pirelli & C SpA	2,853,433	22,060
Sanlorenzo SpA/Ameglia	3,701	163
		31,265
Consumer Staples — 0.0%
Orsero SpA	7,155	142

Energy — 0.0%
d'Amico International Shipping SA	192,206	1,643

Financials — 1.0%
Banca Mediolanum SpA	996,634	27,831
Intesa Sanpaolo SpA	650,132	5,122
Nexi SpA	7,539,483	38,550
Poste Italiane SpA	146,154	4,715
UniCredit SpA	138,039	13,473
Unipol Assicurazioni SpA	46,420	1,521
		91,212
Health Care — 0.0%
El.En. SpA	7,848	141
Philogen SpA	3,816	102
		243
Industrials — 0.2%
Avio SpA	60,681	2,074
Cembre SpA	4,405	430
Comer Industries SpA	1,142	63
Danieli & C Officine Meccaniche SpA	9,036	698
Enav SpA	125,420	729
Leonardo SpA	153,478	9,221
LU-VE SpA	975	66

SEI Institutional Investments Trust	103

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prysmian SpA	15,922	$2,226
		15,507
Information Technology — 0.1%
Cy4gate SPA, Cl CDI*	12,886	146
Esprinet SpA	16,468	134
SYS-DAT SpA	3,083	28
Technoprobe SpA*	170,153	5,336
		5,644
Materials — 0.0%
Caltagirone SpA	2,905	34
Total Italy		145,767

Japan — 9.6%
Communication Services — 0.7%
Atrae Inc	19,300	108
Capcom Co Ltd	81,100	2,163
COLOPL Inc	137,300	381
CyberAgent Inc	300,000	2,544
Dentsu Group Inc*	1,149,783	26,627
Koei Tecmo Holdings Co Ltd	649,400	6,935
Konami Group Corp	34,500	4,763
LIFULL Co Ltd	47,500	71
Nintendo Co Ltd	68,900	3,885
PR Times Corp	7,200	100
Square Enix Holdings Co Ltd	296,300	5,483
Toei Animation Co Ltd	838,500	16,046
ZIGExN Co Ltd	54,700	158
		69,264
Consumer Discretionary — 1.6%
Airtrip Corp	3,500	18
Bell-Park Co Ltd	2,600	50
Doshisha Co Ltd	1,200	23
Food & Life Cos Ltd	127,700	4,700
Futaba Industrial Co Ltd	8,500	60
Ichikoh Industries Ltd	29,600	104
Koito Manufacturing Co Ltd	1,620,443	27,304
K's Holdings Corp	214,600	2,615
Nissan Tokyo Sales Holdings Co Ltd	38,700	134
Noritz Corp	4,300	65
Open House Group Co Ltd	68,800	3,423
Ryohin Keikaku Co Ltd	191,600	5,194
Saizeriya Co Ltd	83,100	3,678
Seiko Group Corp	51,400	3,777
Seria Co Ltd	213,700	5,915
Shimamura Co Ltd	218,600	4,482
Shimano Inc	254,263	31,669
Skylark Holdings Co Ltd	342,600	7,218
Sony Group Corp	210,700	5,208
Sumitomo Electric Industries Ltd	562,500	7,792
Sumitomo Rubber Industries Ltd	14,700	206
Taiho Kogyo Co Ltd, Cl A	5,300	37
Temairazu Inc	4,000	80
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tosho Co Ltd	4,800	$22
Toyoda Gosei Co Ltd	82,600	2,829
Tsukada Global Holdings Inc	5,800	23
Unipres Corp	27,400	229
Yamaha Corp	3,411,423	28,548
		145,403
Consumer Staples — 0.7%
Kao Corp	113,600	2,587
Kewpie Corp	134,100	4,001
Kirin Holdings Co Ltd	476,500	9,100
Kobe Bussan Co Ltd	66,600	1,180
Megmilk Snow Brand Co Ltd	95,500	2,228
MEIJI Holdings Co Ltd	238,500	6,704
OIE Sangyo Co Ltd	2,000	33
Sugi Holdings Co Ltd	317,000	2,621
Suntory Beverage & Food Ltd	1,230,400	34,682
Yamazaki Baking Co Ltd	115,000	2,667
		65,803
Energy — 0.1%
Cosmo Energy Holdings Co Ltd	132,900	3,549
ENEOS Holdings Inc	317,200	2,645
		6,194
Financials — 0.6%
Bank of Iwate Ltd/The	11,700	189
Daishi Hokuetsu Financial Group Inc	187,800	3,048
Ehime Bank Ltd/The	6,800	133
Fukuoka Financial Group Inc	242,400	11,907
Hyakujushi Bank Ltd/The	188,100	3,670
Japan Exchange Group Inc	187,900	2,627
Japan Post Insurance Co Ltd	98,000	1,034
Mebuki Financial Group Inc	8,600	92
Mitsubishi UFJ Financial Group Inc	243,500	5,553
Mizuho Financial Group Inc	49,400	2,632
Nishi-Nippon Financial Holdings Inc	153,300	4,658
ORIX Corp	87,600	3,409
San-In Godo Bank Ltd/The	215,900	3,556
Sumitomo Mitsui Financial Group Inc	284,600	12,222
Towa Bank Ltd/The	31,700	289
Yamagata Bank Ltd/The	6,700	191
		55,210
Health Care — 1.2%
Asahi Intecc Co Ltd	162,200	3,829
Astellas Pharma Inc	457,600	6,787
Hoya Corp	183,900	28,170
Japan Medical Dynamic Marketing Inc	10,900	50
M3 Inc	2,156,100	24,761
Nakanishi Inc	143,800	2,812
Olympus Corp	2,044,200	26,996
Otsuka Holdings Co Ltd	32,400	2,486
Santen Pharmaceutical Co Ltd	279,700	3,289
Takeda Pharmaceutical Co Ltd	236,700	8,560

104	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terumo Corp	435,900	$6,872
		114,612
Industrials — 2.3%
Aichi Electric Co Ltd	800	45
ALSOK Co Ltd	318,600	2,427
Anest Iwata Corp	8,300	103
Central Security Patrols Co Ltd	7,934	138
Creek & River Co Ltd	5,300	51
CTS Co Ltd	4,400	23
Daikin Industries Ltd	311,700	40,161
Daiseki Co Ltd	93,700	2,223
en Inc/Japan	14,200	151
Fuji Electric Co Ltd	18,900	1,624
Fukuyama Transporting Co Ltd	80,200	3,159
Gakken Holdings Co Ltd	18,400	120
Galilei Co Ltd	1,200	26
Hitachi Ltd	635,300	21,575
INFRONEER Holdings Inc	572,400	10,199
JK Holdings Co Ltd	3,500	31
Kajima Corp	92,400	2,786
Kandenko Co Ltd	66,300	2,268
Keikyu Corp	383,900	3,768
Kimura Unity Co Ltd	9,800	59
Kubota Corp	1,662,438	30,342
MINEBEA MITSUMI Inc	851,800	17,896
Mitani Sangyo Co Ltd	6,900	34
Mitsubishi Heavy Industries Ltd	215,000	5,212
Nice Corp	2,600	33
Nisso Holdings Co Ltd	8,500	37
Nitto Kohki Co Ltd	2,900	32
Nitto Seiko Co Ltd	9,000	44
NSK Ltd	1,395,500	9,622
Pronexus Inc	7,400	52
Recruit Holdings Co Ltd	501,300	56,794
Rheon Automatic Machinery Co Ltd	6,600	65
Sakai Heavy Industries Ltd	2,000	27
Sanko Metal Industrial Co Ltd	4,500	38
Sanyo Engineering & Construction Inc	2,600	27
Sato Corp	4,400	78
Shimizu Corp	163,500	2,433
Teikoku Corp	8,700	187
Tobu Railway Co Ltd	104,000	1,957
Yushin Co	5,700	27
		215,874
Information Technology — 1.8%
Ad-sol Nissin Corp	3,800	34
Advantest Corp	22,700	4,753
Alpha Systems Inc	1,300	28
Avant Group Corp	13,200	99
Axell Corp	17,000	130
Business Brain Showa-Ota Inc	7,200	50
Cresco Ltd	4,600	59
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elecom Co Ltd	52,000	$656
Fabrica Holdings Co Ltd	2,600	35
FUJIFILM Holdings Corp	2,148,000	45,330
Fukui Computer Holdings Inc	2,353	46
Furuno Electric Co Ltd	2,600	123
GMO GlobalSign Holdings KK	1,600	21
Hochiki Corp	8,700	105
Hokuriku Electric Industry Co Ltd	1,700	26
I'll Inc	8,200	130
Inter Action Corp	2,400	27
Iriso Electronics Co Ltd	24,900	441
ISB Corp	4,900	76
Itfor Inc	6,900	73
Jeol Ltd	600	26
Keyence Corp	53,300	27,781
Kioxia Holdings Corp*	15,700	4,856
Koa Corp	37,300	545
Murata Manufacturing Co Ltd	499,200	22,192
NEOJAPAN Inc	12,800	133
Nihon Denkei Co Ltd	4,400	81
Nomura Research Institute Ltd	161,500	5,350
Obic Co Ltd	29,900	952
Oki Electric Industry Co Ltd, Cl B	113,600	2,031
Optim Corp*	26,600	76
Oro Co Ltd	5,200	68
PCA Corp	2,600	27
Riso Kagaku Corp	16,100	115
SEMITEC Corp	1,800	25
SERAKU Co Ltd	12,200	107
Shindengen Electric Manufacturing Co Ltd	4,700	92
Siix Corp	17,700	177
Simplex Holdings Inc	307,300	2,401
SMK Corp	1,400	30
Softcreate Holdings Corp	2,900	40
Sumida Corp	6,000	45
Suzuki Co Ltd	4,100	80
System Support Holdings Inc	4,600	41
TDK Corp	1,517,600	29,070
TIS Inc	304,400	7,559
Tokyo Electron Ltd	15,800	5,532
Toyokumo Inc	2,200	35
Wacom Co Ltd	147,700	769
WingArc1st Inc	10,400	225
Yokogawa Electric Corp	76,900	2,446
Yokowo Co Ltd	38,700	967
		166,116
Materials — 0.3%
ARE Holdings Inc	101,800	2,504
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,000	52
Fuso Chemical Co Ltd	131,600	2,448
JX Advanced Metals Corp	111,100	2,592
Mitsubishi Steel Manufacturing Co Ltd	1,800	28

SEI Institutional Investments Trust	105

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moriroku Co Ltd	5,600	$103
Nippon Kayaku Co Ltd	229,600	2,998
Riken Technos Corp	6,700	109
Sumitomo Chemical Co Ltd	1,209,100	4,305
Sumitomo Metal Mining Co Ltd	141,700	9,779
Tokyo Rope Manufacturing Co Ltd	2,800	34
Toyo Gosei Co Ltd	400	28
Toyo Seikan Group Holdings Ltd	221,400	6,230
Zacros Corp	6,000	48
		31,258
Real Estate — 0.3%
Hulic Co Ltd	285,400	3,185
Japan Metropolitan Fund Invest, Cl A‡	5,650	3,990
KDX Realty Investment Corp‡	2,395	2,233
Mitsubishi Estate Co Ltd	163,500	3,850
Nomura Real Estate Holdings Inc	748,500	4,359
Orix JREIT Inc‡	3,125	1,905
Tokyu Fudosan Holdings Corp	527,700	4,381
		23,903
Total Japan		893,637

Luxembourg — 0.0%
Communication Services — 0.0%
Spotify Technology SA*	7,443	4,046

Materials — 0.0%
APERAM SA	3,526	193
Total Luxembourg		4,239

Macao — 0.8%
Consumer Discretionary — 0.8%
Galaxy Entertainment Group Ltd	10,446,875	45,406
Sands China Ltd	16,933,097	30,157
		75,563
Total Macao		75,563

Malaysia — 0.2%
Consumer Discretionary — 0.0%
Hong Leong Industries Bhd	14,900	66
Petronas Dagangan Bhd	30,900	156
		222
Consumer Staples — 0.1%
IOI Corp Bhd	201,300	234
Nestle Malaysia Bhd	23,600	586
SD Guthrie Bhd	5,546,800	8,762
Spritzer BHD	136,000	120
United Plantations BHD	313,600	2,488
		12,190
Financials — 0.0%
Hong Leong Bank Bhd	27,200	159
Hong Leong Financial Group Bhd	8,395	39
		198
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.1%
Frencken Group Ltd	1,397,000	$2,568
Sunway Bhd	2,671,000	3,405
Westports Holdings Bhd	147,000	254
		6,227
Materials — 0.0%
Hume Cement Industries Bhd	25,300	18
Pantech Group Holdings Bhd	145,300	24
		42
Total Malaysia		18,879

Malta — 0.0%
Consumer Discretionary — 0.0%
Kambi Group PLC*	3,127	57

Mauritius — 0.0%
Materials — 0.0%
Capital Ltd	19,213	29

Mexico — 0.1%
Consumer Staples — 0.0%
Fomento Economico Mexicano SAB de CV ADR	52,533	6,326
Kimberly-Clark de Mexico SAB de CV, Cl A	162,357	380
		6,706
Materials — 0.1%
Cemex SAB de CV ADR	1,887	20
Grupo Mexico SAB de CV, Ser B	131,624	1,797
Industrias Penoles SAB de CV	60,510	3,190
Ternium SA ADR	33,580	1,841
		6,848
Total Mexico		13,554

Monaco — 0.0%
Industrials — 0.0%
Costamare Inc	38,825	593

Netherlands — 5.4%
Communication Services — 0.2%
Universal Music Group NV	910,070	15,467

Consumer Discretionary — 0.0%
Basic-Fit NV*	64,080	2,495
Kendrion NV	3,950	90
		2,585
Consumer Staples — 0.4%
Heineken Holding NV	52,066	4,130
Koninklijke Ahold Delhaize NV	31,606	1,125
Magnum Ice Cream Co NV/The*	1,736,169	35,648
		40,903
Financials — 1.7%
ABN AMRO Bank NV	821,918	39,857

106	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flow Traders Ltd*	33,709	$1,145
HAL Trust	1,183	222
ING Groep NV	2,552,974	90,381
NN Group NV	238,747	21,586
Van Lanschot Kempen NV	12,817	991
		154,182
Health Care — 0.3%
Koninklijke Philips NV	937,224	24,956
QIAGEN NV	114,750	4,968
		29,924
Industrials — 1.3%
Alfen N.V.*	44,129	588
IMCD NV	148,649	17,294
Koninklijke Heijmans N.V	47,447	4,880
Randstad NV	707,082	33,233
Signify NV	1,720,286	30,775
TKH Group NV	17,566	1,056
Wolters Kluwer NV	376,284	30,957
		118,783
Information Technology — 1.5%
ASM International NV	23,846	22,427
ASML Holding NV	12,324	20,903
ASML Holding NV, Cl G	51,764	87,792
BE Semiconductor Industries NV	33,228	7,566
Nebius Group NV, Cl A*	6,035	1,245
Nedap NV	1,078	116
TomTom NV*	4,672	22
		140,071
Materials — 0.0%
AMG Critical Materials NV	30,082	1,138
Corbion NV	3,157	74
		1,212
Total Netherlands		503,127

New Zealand — 0.1%
Communication Services — 0.0%
SKY Network Television Ltd	10,273	22

Consumer Staples — 0.0%
a2 Milk Co Ltd/The	94,191	445
Scales Corp Ltd	7,107	30
		475
Energy — 0.0%
Channel Infrastructure NZ Ltd	18,022	36

Health Care — 0.1%
Fisher & Paykel Healthcare Corp Ltd	278,047	7,297
Ryman Healthcare Ltd*	35,043	44
		7,341
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Genesis Energy Ltd	16,864	$26
Total New Zealand		7,900

Norway — 0.8%
Energy — 0.4%
BW Offshore Ltd	35,475	156
DNO ASA	131,320	253
DOF Group ASA	262,216	3,730
Equinor ASA	804,826	34,498
OKEA ASA*	33,724	140
Sea1 offshore Inc	36,402	107
Solstad Offshore ASA	15,075	111
		38,995
Financials — 0.3%
Gjensidige Forsikring ASA	896,866	27,153
Sparebank 1 Oestlandet	1,780	38
Sparebanken More	3,645	44
		27,235
Industrials — 0.1%
Aker ASA, Cl A	22,473	3,787
Endur ASA	8,246	96
Klaveness Combination Carriers ASA	22,398	260
MPC Container Ships ASA	599,094	1,709
Odfjell SE, Cl A	13,626	168
Stolt-Nielsen Ltd	34,313	1,209
Wallenius Wilhelmsen ASA, Cl B	35,401	616
		7,845
Information Technology — 0.0%
Kitron ASA	327,309	3,223
Opera Ltd ADR	70,679	1,359
		4,582
Total Norway		78,657

Peru — 0.0%
Financials — 0.0%
Intercorp Financial Services Inc	46,006	2,513

Industrials — 0.0%
Ferreycorp SAA	20,399	27

Materials — 0.0%
Cementos Pacasmayo SAA ADR	2,117	26
Total Peru		2,566

Philippines — 0.1%
Financials — 0.0%
China Banking Corp	49,100	42

Industrials — 0.1%
International Container Terminal Services Inc	651,040	9,233

SEI Institutional Investments Trust	107

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
Aboitiz Equity Ventures Inc	127,300	$76
Total Philippines		9,351

Poland — 0.5%
Communication Services — 0.0%
Digital Network SA	468	36

Consumer Discretionary — 0.0%
Inter Cars SA	207	54
Pepco Group NV	47,733	554
		608
Energy — 0.3%
Lubelski Wegiel Bogdanka SA*	2,409	16
ORLEN SA	739,446	30,562
		30,578
Financials — 0.1%
Bank Handlowy w Warszawie SA	4,945	157
BNPP Bank Polska SA	967	39
Powszechny Zaklad Ubezpieczen SA	314,020	6,244
Warsaw Stock Exchange	2,797	73
XTB SA	16,174	799
		7,312
Health Care — 0.0%
Neuca SA	251	53
Synektik SA	5,091	456
		509
Industrials — 0.0%
Grupa Pracuj SA/Poland	4,761	74
NEWAG SA	2,985	72
		146
Materials — 0.1%
KGHM Polska Miedz SA	66,154	6,346

Real Estate — 0.0%
Develia SA*	17,143	49
Total Poland		45,584

Portugal — 0.1%
Communication Services — 0.0%
NOS SGPS SA	50,020	292

Consumer Discretionary — 0.0%
Ibersol SGPS SA	2,299	27

Consumer Staples — 0.0%
Sonae SGPS SA	1,033,777	2,405

Energy — 0.0%
Galp Energia SGPS SA, Cl B	91,347	2,286
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.0%
Banco Comercial Portugues SA, Cl R	1,388,511	$1,804

Utilities — 0.1%
EDP SA	448,541	2,436
Total Portugal		9,250

Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	774,074	2,690

Financials — 0.0%
Qatar Insurance Co SAQ	233,109	125
Total Qatar		2,815

Saudi Arabia — 0.3%
Communication Services — 0.1%
Etihad Etisalat Co	744,369	13,206
Saudi Telecom Co	47,075	559
		13,765
Consumer Staples — 0.0%
Al Majed for Oud Co	6,825	223
Fourth Milling Co	252,206	270
Savola Group/The	60,002	416
		909
Energy — 0.1%
Saudi Arabian Oil Co	1,137,008	7,845

Financials — 0.1%
Arab National Bank	629,648	3,743
Bank Al-Jazira	321,438	1,022
Kingdom Holding Co	36,691	143
		4,908
Industrials — 0.0%
Almawarid Manpower Co	9,853	276
Saudi Manpower Solutions Co	93,056	144
		420
Total Saudi Arabia		27,847

Singapore — 1.4%
Consumer Discretionary — 0.0%
Sea Ltd ADR*	11,758	1,334
Valuemax Group Ltd	54,800	42
		1,376
Consumer Staples — 0.1%
Delfi Ltd	36,700	23
Sheng Siong Group Ltd	1,983,200	5,016
		5,039
Energy — 0.0%
BW LPG Ltd	150,577	3,648
China Aviation Oil Singapore Corp Ltd	122,300	140

108	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hafnia Ltd	97,401	$824
		4,612
Financials — 0.7%
iFAST Corp Ltd	217,200	1,515
Oversea-Chinese Banking Corp Ltd	1,285,600	31,794
Sing Investments & Finance Ltd	21,900	27
Singapore Exchange Ltd	1,328,200	26,570
United Overseas Bank Ltd	103,300	3,364
		63,270
Health Care — 0.0%
Haw Par Corp Ltd	179,000	2,065
Riverstone Holdings Ltd	593,000	371
		2,436
Industrials — 0.4%
BRC Asia Ltd	17,500	58
Hong Leong Asia Ltd	236,500	546
Pan-United Corp Ltd	28,500	35
SATS Ltd	624,300	1,922
Singapore Airlines Ltd	1,889,100	10,077
Singapore Technologies Engineering Ltd	2,415,300	20,436
Wee Hur Holdings Ltd	641,900	330
		33,404
Information Technology — 0.1%
CSE Global Ltd	1,408,400	1,315
STMicroelectronics NV, Cl Y	39,948	2,003
Venture Corp Ltd	314,100	4,172
		7,490
Materials — 0.0%
Keppel Infrastructure Trust	6,447,600	2,635
Nanofilm Technologies International Ltd	543,700	402
		3,037
Real Estate — 0.1%
City Developments Ltd	138,600	906
Frasers Property Ltd	61,000	49
GuocoLand Ltd	131,800	229
Ho Bee Land Ltd	15,200	24
Hong Fok Corp Ltd	47,300	32
Keppel REIT‡	1	—
Sing Holdings Ltd	167,500	53
Suntec Real Estate Investment Trust‡	2,295,200	2,634
UOL Group Ltd	886,000	6,311
		10,238
Total Singapore		130,902

South Africa — 0.3%
Communication Services — 0.0%
Telkom SA SOC Ltd	49,299	169
Consumer Discretionary — 0.0%
Famous Brands Ltd	2,702	9
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Sun Ltd	46,451	$29
Super Group Ltd/South Africa*	28,018	31
		69
Consumer Staples — 0.2%
Astral Foods Ltd	5,440	66
Clicks Group Ltd	1,479,152	18,202
		18,268
Financials — 0.1%
Capitec Bank Holdings Ltd	8,708	2,512
JSE Ltd	2,975	29
Old Mutual Ltd	997,044	806
		3,347
Industrials — 0.0%
Reunert Ltd	9,107	32

Information Technology — 0.0%
Karooooo Ltd	12,000	798

Materials — 0.0%
African Rainbow Minerals Ltd	27,027	302
Kumba Iron Ore Ltd	16,661	247
Omnia Holdings Ltd	31,671	195
Sasol Ltd*	41,098	498
		1,242
Total South Africa		23,925

South Korea — 5.1%
Communication Services — 0.0%
LG HelloVision Co Ltd*	20,258	24
LG Uplus Corp	107,816	1,179
NC Corp	15,288	2,504
Neowiz	5,157	68
Netmarble Corp	10,963	302
SOOP Co Ltd	11,737	328
		4,405
Consumer Discretionary — 0.4%
DoubleUGames Co Ltd	11,424	488
Handsome Co Ltd	20,984	242
HL Mando Co Ltd	1,443	55
Hotel Shilla Co Ltd*	12,423	400
Hyundai Wia Corp	4,000	175
LF Corp	7,150	121
LG Electronics Inc	54,340	8,535
MegaStudyEdu Co Ltd	17,123	450
Misto Holdings Corp	710,964	21,731
Multicampus Co Ltd	1,193	21
Nature Holdings Co Ltd/The	4,663	24
Nexen Tire Corp	13,171	62
Shinsegae Inc	2,644	797
Shinsegae International Inc	11,184	88

SEI Institutional Investments Trust	109

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SJG Sejong	64,036	$327
		33,516
Consumer Staples — 0.5%
Amorepacific Corp	760	82
Amorepacific Holdings Corp	14,229	283
APR Corp/Korea	35,787	12,119
CJ Freshway Corp	5,482	97
Easy Holdings Co Ltd	13,072	44
GS Retail Co Ltd	9,659	186
KT&G Corp	4,423	575
LG H&H Co Ltd	129,356	29,553
Lotte Chilsung Beverage Co Ltd	1,816	132
Lotte Wellfood Co Ltd	394	42
VT Co Ltd*	5,194	49
		43,162
Energy — 0.1%
HD Hyundai Co Ltd	32,566	5,188

Financials — 1.1%
BNK Financial Group Inc	784,868	8,705
Daol Investment & Securities Co Ltd	8,886	25
Hana Financial Group Inc	252,368	25,074
Hanwha General Insurance Co Ltd*	62,494	384
Hanwha Life Insurance Co Ltd*	358,229	1,504
Hyundai Marine & Fire Insurance Co Ltd*	65,191	2,422
iM Financial Group Co Ltd	6,589	89
JB Financial Group Co Ltd	18,361	380
K Bank Co Ltd*	130,466	543
KB Financial Group Inc	68,185	8,553
Korean Reinsurance Co	45,635	476
Meritz Financial Group Inc*	41,862	3,732
Mirae Asset Securities Co Ltd	98,072	2,468
Samsung Fire & Marine Insurance Co Ltd	1,257	608
Samsung Life Insurance Co Ltd	2,880	640
Shinhan Financial Group Co Ltd	522,317	41,587
Woori Financial Group Inc	122,314	2,998
		100,188
Health Care — 0.0%
Korea United Pharm Inc	2,089	27
Value Added Technology Co Ltd	1,668	23
Vieworks Co Ltd	1,494	30
		80
Industrials — 1.0%
CJ Corp	10,797	1,022
Doosan Bobcat Inc	733,862	33,301
GS Holdings Corp	30,537	2,829
HD Hyundai Heavy Industries Co Ltd	6,448	2,110
HD Hyundai Marine Solution Co Ltd	48,624	7,352
HD Korea Shipbuilding & Offshore Engineering Co Ltd	7,994	2,028
Hyosung Corp	4,586	556
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyundai GF Holdings	4,602	$40
Korea Electric Terminal Co Ltd	422	17
LG Corp	464,926	40,388
NICE Information Service Co Ltd	7,651	90
SK Inc	7,419	2,926
SK Square Co Ltd	2,504	1,872
TK Corp	3,998	76
TYM Corp	73,260	364
		94,971
Information Technology — 2.0%
Ahnlab Inc	4,759	205
Anapass Inc	3,203	31
Avaco Co Ltd	3,745	32
Daeduck Co Ltd	9,788	115
Daeduck Electronics Co Ltd / New	1,485	121
DB HiTek Co Ltd	6,976	481
DIT Corp	7,593	89
DNF Co Ltd	1,568	15
Eo Technics Co Ltd	3,961	1,164
Eugene Technology Co Ltd	11,040	1,067
Fadu Inc*	3,008	143
Global Standard Technology Co Ltd	1,222	39
Hanmi Semiconductor Co Ltd	4,776	762
Hanyang Digitech Co Ltd*	2,503	37
HPSP Co Ltd	50,743	1,849
Jahwa Electronics Co Ltd*	3,662	80
Koh Young Technology Inc	27,348	566
LEENO Industrial Inc	327	16
LG Innotek Co Ltd	4,964	2,310
LOT Vacuum Co Ltd*	19,091	139
Mcnex Co Ltd	1,799	28
Micro Contact Solution Co Ltd	273	8
NEPES Corp*	8,706	143
Protec Co Ltd	578	26
PSK Holdings Inc	341	31
PSK Inc	33,280	3,084
Samsung Electro-Mechanics Co Ltd	2,772	2,923
Samsung Electronics Co Ltd	581,097	109,701
Seoul Semiconductor Co Ltd*	35,456	252
SK hynix Inc	51,503	62,334
Solid Inc	35,447	229
Tovis Co Ltd(A)	1,300	11
Union Semiconductor Equipment & Materials Co Ltd	6,629	44
WONIK IPS Co Ltd	15,476	1,250
Worldex Industry & Trading Co Ltd	5,122	110
Zeus Co Ltd	4,254	32
		189,467
Materials — 0.0%
ENF Technology Co Ltd	2,966	96
KG Chemical Corp	35,706	117
Kolon Industries Inc	426	18

110	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LTC Co Ltd/South Korea	5,202	$127
PI Advanced Materials Co Ltd	7,226	106
Songwon Industrial Co Ltd	3,016	25
Soulbrain Co Ltd	1,453	362
Wonik Materials Co Ltd	710	17
Young Poong Corp	1,480	43
		911
Total South Korea		471,888

Spain — 0.8%
Consumer Discretionary — 0.2%
Industria de Diseno Textil SA	253,267	17,026
Melia Hotels International SA	291,211	3,381
		20,407
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria SA	511,307	14,794
Banco Santander SA	850,697	12,450
CaixaBank SA	473,307	7,217
Unicaja Banco SA	755,909	3,094
		37,555
Industrials — 0.0%
ACS Actividades de Construccion y Servicios SA	42,474	5,026

Utilities — 0.2%
Naturgy Energy Group SA	403,557	13,797
Solaria Energia y Medio Ambiente SA*	114,499	2,250
		16,047
Total Spain		79,035

Sweden — 1.9%
Communication Services — 0.0%
Acast AB*	12,366	45
Embracer Group AB, Cl B*	36,051	269
Hemnet Group AB	8,901	89
		403
Consumer Discretionary — 0.1%
Boozt AB*	7,424	116
Byggmax Group AB	11,353	60
Evolution AB*	102,006	8,832
MIPS AB	62,670	2,439
Rusta AB	14,251	120
Rvrc Holding AB	60,323	349
		11,916
Consumer Staples — 0.0%
Kopparbergs Bryggeri AB, Cl B	785	10

Financials — 0.3%
Avanza Bank Holding AB	93,677	3,920
Skandinaviska Enskilda Banken AB, Cl A	452,498	10,553
Svenska Handelsbanken AB, Cl A	671,431	10,335
		24,808
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Health Care — 0.1%
Arjo AB	32,444	$95
Attendo AB	188,630	2,348
BioGaia AB, Cl B	8,295	99
Getinge AB, Cl B	37,804	959
Sectra AB, Cl B	13,526	415
Swedish Orphan Biovitrum AB*	35,996	1,686
		5,602
Industrials — 0.8%
Assa Abloy AB, Cl B	1,056,177	39,257
Atlas Copco AB, Cl A	99,584	2,135
Bravida Holding AB	14,599	212
Bufab AB	5,624	78
Coor Service Management Holding AB	51,026	267
Epiroc AB, Cl A	76,404	2,103
Indutrade AB	154,134	4,044
Instalco AB	33,795	133
Loomis AB, Cl B	61,620	3,475
Saab AB, Cl B	45,801	3,023
Sandvik AB	541,651	21,677
Systemair AB	6,735	61
		76,465
Information Technology — 0.6%
Ependion AB	1,500	24
Hexagon AB, Cl B	3,291,287	34,252
NCAB Group AB	11,575	96
Telefonaktiebolaget LM Ericsson ADR	1,294,367	13,060
Telefonaktiebolaget LM Ericsson, Cl B	400,753	4,054
Truecaller AB, Cl B	16,872	43
		51,529
Materials — 0.0%
Alleima AB	60,791	775
SSAB AB, Cl B	153,041	1,655
		2,430
Total Sweden		173,163

Switzerland — 2.7%
Consumer Discretionary — 0.3%
On Holding AG, Cl A*	51,101	1,457
Swatch Group AG/The	103,154	23,884
		25,341
Consumer Staples — 0.2%
Nestle SA	173,096	16,846

Financials — 1.1%
Julius Baer Group Ltd	455,812	42,346
Partners Group Holding AG	30,144	27,311
UBS Group AG	626,494	34,321
		103,978

SEI Institutional Investments Trust	111

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.6%
Galderma Group AG	149,722	$31,060
Roche Holding AG	65,587	28,605
Sophia Genetics SA*	8,534	72
		59,737
Industrials — 0.4%
ABB Ltd	327,131	32,050
Accelleron Industries AG	36,007	3,244
SFS Group AG	14,931	2,488
VAT Group AG	2,606	1,936
		39,718
Information Technology — 0.0%
LEM Holding SA*	64	44
Temenos AG	14,437	1,328
		1,372
Materials — 0.1%
Holcim AG	44,998	3,948

Real Estate — 0.0%
Allreal Holding AG	14,617	3,587
Total Switzerland		254,527

Taiwan — 6.8%
Communication Services — 0.3%
Addcn Technology Co Ltd	11,990	51
Chunghwa Telecom Co Ltd	2,546,000	10,915
Far EasTone Telecommunications Co Ltd	4,199,000	13,367
Gamania Digital Entertainment Co Ltd	43,000	56
International Games System Co Ltd	91,000	2,093
Userjoy Technology Co Ltd	38,850	87
		26,569
Consumer Discretionary — 0.0%
Avermedia Technologies	23,000	32
Giant Manufacturing Co Ltd	19,000	61
Global PMX Co Ltd	7,000	35
Gourmet Master Co Ltd*	11,000	28
Pou Chen Corp	76,000	60
Tung Thih Electronic Co Ltd	35,000	48
World Gym Corp	9,000	23
Wowprime Corp	26,000	193
		480
Consumer Staples — 0.0%
Grape King Bio Ltd	21,000	59
TCI Co Ltd	14,000	56
		115
Energy — 0.1%
Formosa Petrochemical Corp	3,216,000	7,453
Financials — 0.4%
Capital Futures Corp	11,608	23
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cathay Financial Holding Co Ltd	1,763,000	$6,145
E.Sun Financial Holding Co Ltd	9,254,000	11,597
First Financial Holding Co Ltd	4,185,000	4,657
KGI Financial Holding Co Ltd	17,771,000	18,971
Shanghai Commercial & Savings Bank Ltd/ The	420,160	568
		41,961
Health Care — 0.0%
Cenra Inc	28,000	31
TaiDoc Technology Corp	6,609	26
		57
Industrials — 0.3%
Bizlink Holding Inc	25,781	1,761
China Airlines Ltd	4,858,000	3,097
CTCI Corp	463,000	591
CyberPower Systems Inc	7,000	56
Eva Airways Corp	4,554,000	6,028
Evergreen Marine Corp Taiwan Ltd	668,800	4,925
General Plastic Industrial Co Ltd	29,000	18
Kedge Construction Co Ltd	13,440	45
L&K Engineering Co Ltd	128,000	3,045
Nak Sealing Technologies Corp	7,000	26
Nova Technology Corp/Taiwan	13,000	114
Sincere Navigation Corp	126,000	141
Solteam Inc	34,000	53
Sporton International Inc	142,000	862
Sunny Friend Environmental Technology Co Ltd	11,000	26
Taiwan High Speed Rail Corp	2,540,000	2,082
Taiwan Navigation Co Ltd	89,000	87
Taiwan Taxi Co Ltd	6,000	30
United Integrated Services Co Ltd	62,000	2,071
Wan Hai Lines Ltd	512,000	1,841
Wisdom Marine Lines Co Ltd	56,000	166
		27,065
Information Technology — 5.5%
91APP Inc	69,000	132
Accton Technology Corp	45,000	2,881
Anpec Electronics Corp	24,000	221
Arcadyan Technology Corp	375,000	1,867
ASE Technology Holding Co Ltd	48,000	884
Asia Vital Components Co Ltd	33,000	3,562
ASPEED Technology Inc	5,500	2,783
ASROCK Inc	107,634	754
Asustek Computer Inc	297,000	9,350
Aten International Co Ltd	11,000	27
Axiomtek Co Ltd	252,000	976
Castles Technology Co Ltd	19,000	28
Chin-Poon Industrial Co Ltd	465,000	643
Chroma ATE Inc	40,000	2,472
Compal Electronics Inc	2,141,000	2,722
Cyberlink Corp	55,000	103

112	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Darfon Electronics Corp	30,000	$29
Delta Electronics Inc	245,000	14,214
Dimerco Data System Corp	34,000	100
Elan Microelectronics Corp	11,000	47
Elite Material Co Ltd	37,000	6,392
Elite Semiconductor Microelectronics Technology Inc	260,000	2,395
eMemory Technology Inc	5,000	378
Ennoconn Corp	76,000	934
FLEXium Interconnect Inc*	74,000	175
FocalTech Systems Co Ltd	23,000	35
Forcecon Tech Co Ltd	11,000	26
General Interface Solution GIS Holding Ltd*	341,184	770
GeoVision Inc	14,000	28
Himax Technologies Inc ADR	54,202	744
Hon Hai Precision Industry Co Ltd	2,956,000	23,284
Inpaq Technology Co Ltd	30,000	73
ITE Technology Inc	52,783	214
King Slide Works Co Ltd	14,000	6,253
Lanner Electronics Inc	10,000	26
Largan Precision Co Ltd	8,000	1,926
M31 Technology Corp	7,000	91
MediaTek Inc	292,146	36,145
Micro-Star International Co Ltd	233,000	1,138
MPI Corp	29,000	4,685
Novatek Microelectronics Corp	689,311	11,736
Parade Technologies Ltd	16,000	292
Pegatron Corp	925,000	2,655
Phison Electronics Corp	62,000	4,230
Pixart Imaging Inc	30,000	182
Powertech Technology Inc	3,000	26
Radiant Opto-Electronics Corp	191,250	550
Rafael Microelectronics Inc	11,000	45
Realtek Semiconductor Corp	633,000	14,396
Sensortek Technology Corp	5,000	24
Sercomm Corp	543,000	1,320
Sigurd Microelectronics Corp	16,000	105
Silicon Motion Technology Corp ADR	14,070	3,473
Simplo Technology Co Ltd	58,000	738
Sitronix Technology Corp	65,000	592
Sonix Technology Co Ltd	28,000	54
Sunplus Technology Co Ltd*	35,000	28
Sunrex Technology Corp	123,000	142
Syscom Computer Engineering Co	15,000	25
Taiwan PCB Techvest Co Ltd	88,000	91
Taiwan Semiconductor Manufacturing Co Ltd ADR	140,151	58,207
Taiwan Semiconductor Manufacturing Co Ltd	3,672,000	275,958
Taiwan Surface Mounting Technology Corp	120,000	754
Tong Hsing Electronic Industries Ltd	58,000	388
Tripod Technology Corp	2,000	31
TXC Corp	17,000	99
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Microelectronics Corp	1,535,000	$6,244
WITS Corp	34,000	131
WNC Corp /Taiwan	159,000	1,223
Yield Microelectronics Corp	42,223	108
Zhen Ding Technology Holding Ltd	350,000	5,508
Zyxel Group Corp	315,000	413
		519,275
Materials — 0.2%
Eternal Materials Co Ltd	1,028,000	2,673
Formosa Chemicals & Fibre Corp	292,000	629
Nantex Industry Co Ltd	40,000	38
Sinon Corp	20,000	25
TA Chen Stainless Pipe	2,974,000	4,574
Taiwan Hon Chuan Enterprise Co Ltd	965,000	4,000
Taiwan Hopax Chemicals Manufacturing Co Ltd	127,000	184
TSRC Corp	85,000	76
Tung Ho Steel Enterprise Corp	1,607,000	4,094
		16,293
Real Estate — 0.0%
Cathay Real Estate Development Co Ltd	35,000	25
Hong Pu Real Estate Development Co Ltd	109,000	71
		96
Total Taiwan		639,364

Thailand — 1.0%
Communication Services — 0.1%
Advanced Info Service PCL	470,900	5,036

Consumer Discretionary — 0.0%
Somboon Advance Technology PCL NVDR	114,200	56
Sri Trang Agro-Industry PCL NVDR	396,100	273
		329
Consumer Staples — 0.0%
Betagro PCL NVDR	137,400	85

Energy — 0.3%
Bangchak Corp PCL NVDR	64,300	108
PTT Exploration & Production PCL NVDR	3,005,100	13,459
PTT PCL NVDR	13,149,900	16,153
Thai Oil PCL NVDR	59,000	114
		29,834
Financials — 0.5%
AEON Thana Sinsap Thailand PCL NVDR	8,100	25
Bangkok Bank PCL NVDR	3,301,500	19,006
Bank of Ayudhya PCL NVDR	128,900	157
Kasikornbank PCL NVDR	1,334,000	9,974
Krung Thai Bank PCL NVDR	3,575,100	4,659
SCB X PCL	2,113,800	9,620
SCB X PCL NVDR	453,700	2,065
Thai Credit Bank PCL NVDR	43,100	30

SEI Institutional Investments Trust	113

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TMBThanachart Bank PCL NVDR	5,404,000	$485
		46,021
Information Technology — 0.0%
KCE Electronics PCL NVDR	329,800	599

Materials — 0.1%
Indorama Ventures PCL NVDR	1,187,200	873
PTT Global Chemical PCL NVDR	2,240,800	3,005
SCG Packaging PCL NVDR	284,700	259
Siam Cement PCL/The NVDR	352,400	2,769
Tipco Asphalt PCL NVDR	376,400	202
		7,108
Real Estate — 0.0%
Amata Corp PCL NVDR	691,000	682

Utilities — 0.0%
B Grimm Power PCL NVDR	310,900	190
Gulf Development PCL NVDR	1,527,500	2,913
		3,103
Total Thailand		92,797

Turkey — 0.2%
Communication Services — 0.0%
Turk Telekomunikasyon AS*	92,889	98

Consumer Staples — 0.0%
Migros Ticaret AS	129,941	1,435

Financials — 0.1%
Akbank TAS	6,336,085	9,416
Destek Finans Faktoring AS*	51,342	2,214
		11,630
Industrials — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	329,993	2,642

Information Technology — 0.0%
Logo Yazilim Sanayi Ve Ticaret AS	35,358	98

Real Estate — 0.0%
Ronesans Gayrimenkul Yatirim AS, Cl B	15,688	70

Utilities — 0.0%
Dogu Aras Enerji Yatirimlari AS	10,809	27
Total Turkey		16,000

United Arab Emirates — 0.5%
Communication Services — 0.0%
Emirates Telecommunications Group Co PJSC	468,782	2,719
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,513,556	$1,646
Americana Restaurants International PLC - Foreign Co	1,674,644	1,113
		2,759
Energy — 0.1%
ADNOC Logistics & Services	2,216,171	4,166

Financials — 0.2%
Dubai Islamic Bank PJSC	1,333,161	2,607
Emirates NBD Bank PJSC	1,067,729	8,725
First Abu Dhabi Bank PJSC	1,271,340	6,832
National Bank of Ras Al-Khaimah PSC/The	11,144	30
		18,194
Health Care — 0.0%
Pure Health Holding PJSC	43,584	32

Industrials — 0.0%
Abu Dhabi Ports Co PJSC*	62,901	104
Parkin Co PJSC	27,467	43
		147
Real Estate — 0.2%
Emaar Development PJSC	1,402,592	4,855
Emaar Properties PJSC	5,145,230	14,977
		19,832
Total United Arab Emirates		47,849

United Kingdom — 9.2%
Communication Services — 0.4%
4imprint Group PLC	6,507	392
S4 Capital PLC	195,743	131
WPP PLC	6,205,418	31,785
		32,308
Consumer Discretionary — 1.7%
B&M European Value Retail plc	11,002,893	35,263
Barratt Redrow PLC	7,731,913	32,978
Burberry Group PLC*	1,548,485	22,427
InterContinental Hotels Group PLC	203,899	32,721
JD Sports Fashion PLC	26,128,194	30,317
		153,706
Consumer Staples — 2.5%
British American Tobacco PLC	440,039	24,465
Diageo PLC	1,354,675	31,162
Imperial Brands PLC	658,849	22,524
J Sainsbury PLC	7,693,079	34,666
Reckitt Benckiser Group PLC	1,096,613	75,778
Unilever PLC	708,445	46,047
		234,642

114	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 1.2%
BP PLC ADR	664,890	$28,504
BP PLC	3,594,941	25,729
Navigator Holdings Ltd	39,000	862
Shell PLC	1,178,974	54,224
TORM PLC, Cl A	30,668	1,006
		110,325

Financials — 1.1%
Allfunds Group Plc	283,364	2,918
Barclays PLC ADR	726,580	19,356
HSBC Holdings PLC	2,163,232	44,346
Investec PLC	3,230	29
London Stock Exchange Group PLC	314,732	38,171
Ninety One PLC	38,255	110
Polar Capital Holdings PLC	12,978	154
		105,084

Health Care — 0.6%
AstraZeneca PLC	63,125	10,234
GSK PLC ADR	240,362	12,078
GSK PLC	1,419,008	35,709
		58,021

Industrials — 1.1%
CK Hutchison Holdings Ltd	384,500	3,433
Diploma PLC	296,443	29,154
Experian PLC	907,484	36,964
QinetiQ Group PLC	125,956	861
RELX PLC	958,912	34,793
		105,205

Information Technology — 0.2%
Computacenter PLC	986	76
Halma PLC	408,613	19,881
		19,957

Materials — 0.0%
Elementis PLC	30,524	72

Utilities — 0.4%
United Utilities Group PLC	1,858,973	35,836
Total United Kingdom		855,156

United States — 1.4%
Communication Services — 0.3%
Comcast Corp, Cl A	1,196,628	31,854

Energy — 0.1%
DHT Holdings Inc	377,034	7,390

Financials — 0.4%
Aegon Ltd	311,771	2,850
Western Union Co/The	4,222,381	30,232
		33,082
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.3%
DENTSPLY SIRONA Inc	2,658,554	$29,696

Industrials — 0.3%
Robert Half Inc	668,389	30,305
Total United States		132,327

Vietnam — 0.2%
Consumer Staples — 0.2%
Vietnam Dairy Products JSC	7,589,930	18,105

Industrials — 0.0%
XP Power Ltd*	2,448	59
Total Vietnam		18,164

Total Common Stock
(Cost $6,714,247) ($ Thousands)		8,500,027

PREFERRED STOCK — 1.8%
Brazil — 0.5%
Consumer Discretionary — 0.0%
Alpargatas SA(B)	215,100	622

Energy — 0.2%
Petroleo Brasileiro SA - Petrobras(B)	2,385,900	20,673

Financials — 0.1%
Itau Unibanco Holding SA(B)	1,311,645	10,005

Industrials — 0.0%
Marcopolo SA(B)	225,900	192

Materials — 0.0%
Eucatex SA Industria e Comercio(B)	5,600	23
Metalurgica Gerdau SA(B)	223,500	448
Usinas Siderurgicas de Minas Gerais S/A
Usiminas, Cl A*(B)	127,900	183
		654

Utilities — 0.2%
Cia Energetica de Minas Gerais(B)	8,083,890	16,649
Total Brazil		48,795

Germany — 0.9%
Consumer Discretionary — 0.3%
Volkswagen AG(B)	347,760	31,145

Consumer Staples — 0.4%
Henkel AG & Co KGaA(B)	359,682	31,665

Health Care — 0.2%
Sartorius AG(B)	67,543	19,474

Materials — 0.0%
FUCHS SE(B)	53,844	2,515
Total Germany		84,799

SEI Institutional Investments Trust	115

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 0.4%
Information Technology — 0.4%
Samsung Electronics Co Ltd(B)	249,321	$33,765

Total Preferred Stock
(Cost $152,674) ($ Thousands)		167,359

	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 (A)	2,560	–

Total Warrants
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	31,057,694	$31,058
Total Cash Equivalent
(Cost $31,058) ($ Thousands)		31,058
Total Investments in Securities — 93.1%
(Cost $6,897,979) ($ Thousands)		$8,698,444

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	320	Sep-2026	$24,183	$23,927	$(246)
FTSE 100 Index	79	Sep-2026	11,617	11,606	(1)
Hang Seng Index	52	Sep-2026	8,460	8,442	(19)
S&P TSX 60 Index	26	Sep-2026	8,027	7,985	(53)
SPI 200 Index	101	Sep-2026	16,413	16,328	(41)
TOPIX Index	71	Sep-2026	18,419	18,523	84
			$87,119	$86,811	$(276)

A list of the open OTC Swap agreements held by the Fund at August 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Overnight Bank Funding Rate + Spread	Basket Return	Annually	12/15/2029	USD	$346,121	$(8,749)	$–	$(8,749)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate + Spread	Basket Return	Annually	12/31/2049	USD	43,553	(7,008)	–	(7,008)
								$(15,757)	$–	$(15,757)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Bank of America Custom Basket of International Equity Securities Total Return Swap as of August 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
62,608,717	ROCHE HOLDING AG INHABER	$64,031	$(1,542)	18.5%
62,532,237	NOVARTIS AG NAMEN	62,519	(96)	18.1
36,623,841	CAIXABANK S.A. SHS	35,684	878	10.3
30,409,528	BNP PARIBAS SA ACT	33,055	(2,703)	9.6
29,542,614	RECRUIT HOLDINGS CO. LTD.	27,189	2,306	7.9
24,440,750	SUNCOR ENERGY INC REGISTERED SHS	24,066	335	7.0
22,118,827	ABB AG NAMEN	23,211	(1,133)	6.7
21,309,027	NATWEST GROUP PLC REGISTERED SHS	22,063	(420)	6.4

116	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
20,852,800	LOGITECH INTERNATIONAL S.A. NAMEN	$22,050	$(1,248)	6.4%
19,765,834	COMPAGNIE FINANCIERE RICHEMONT SA NAMEN	20,038	(307)	5.8
19,326,444	UBS GROUP AG NAMEN	18,925	370	5.5
15,790,583	SOCIETE GENERALE SA ACT	17,903	(2,144)	5.2
16,883,881	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	16,702	177	4.8
14,929,921	BANK OF NOVA SCOTIA REGISTERED SHS	14,787	120	4.3
13,404,507	CANADIAN IMPERIAL BANK OF COMMERCE REGISTERED SHS	14,426	(1,044)	4.2
14,124,336	UNICREDIT SPA AZ NOMINATIVA	14,250	(168)	4.1
13,536,812	INTESA SANPAOLO SPA AZ NOM	13,636	(137)	3.9
12,413,646	NATIONAL BANK OF CANADA REGISTERED SHS	13,481	(1,090)	3.9
11,835,433	TOKYO ELECTRON LTD.	12,413	(599)	3.6
11,433,438	SAFRAN SA ACT	12,053	(639)	3.5
12,107,199	DPM METALS INC REGISTERED SHS	12,011	76	3.5
11,879,013	DEUTSCHE BOERSE AG NAMEN	11,164	696	3.2
9,324,197	BOMBARDIER INC REGISTERED SHS	11,009	(1,703)	3.2
11,310,558	SPOTIFY TECHNOLOGY S.A. REGISTERED SHS	10,861	434	3.1
11,088,200	EURONEXT NV BEARER AND REGISTERED SHS	10,757	312	3.1
10,829,919	JAPAN POST HOLDINGS CO. LTD.	10,388	423	3.0
9,067,426	EISAI CO. LTD.	9,344	(292)	2.7
9,712,642	IPSEN ACT	9,322	374	2.7
10,090,749	SONY GROUP CORP.	9,318	757	2.7
9,572,216	JAPAN POST BANK CO. LTD.	9,084	472	2.6
9,579,819	VAR ENERGI ASA REGISTERED SHS	9,028	787	2.6
8,842,484	OCEANAGOLD CORP REGISTERED SHS	8,607	249	2.5
8,177,553	MIZUHO FINANCIAL GROUP INC.	8,343	(218)	2.4
7,965,468	CES ENERGY SOLUTIONS CORP REGISTERED SHS	8,181	(229)	2.4
7,191,383	GALDERMA GROUP AG NAMEN	7,616	(557)	2.2
7,122,432	QUEBECOR INC SHS	7,599	(437)	2.2
7,074,972	IA FINANCIAL CORPORATION INC REGISTERED SHS	7,354	(258)	2.1
7,036,895	SUN LIFE FINANCIAL INC REGISTERED SHS	7,287	(200)	2.1
7,589,517	CENTERRA GOLD INC REGISTERED SHS	7,130	464	2.1
6,165,537	TDK CORP.	6,497	(342)	1.9
6,232,297	JAPAN EXCHANGE GROUP INC.	6,357	(146)	1.8
5,566,335	DISCO CORP.	6,321	(765)	1.8
5,767,732	MITSUBISHI ELECTRIC CORP.	6,234	(477)	1.8
6,180,616	FUJITSU LTD.	5,975	196	1.7
5,199,196	TREND MICRO INC.	5,955	(766)	1.7
5,467,572	AVOLTA AG NAMEN	5,908	(451)	1.7
6,005,856	KUEHNE + NAGEL INTERNATIONAL AG NAMEN	5,902	95	1.7
5,933,272	TMX GROUP LIMITED REGISTERED SHS	5,854	99	1.7
5,990,905	REPSOL S.A. BEARER SHS	5,789	438	1.7
5,507,081	THE SWATCH GROUP AG INHABER	5,714	(217)	1.7
5,866,688	SIEMENS AG NAMEN	5,713	147	1.7
5,420,361	FRESENIUS SE & CO. KGAA NAMEN	5,675	(265)	1.6
6,424,109	MONDAY.COM LTD. REGISTERED SHS	5,612	803	1.6
5,228,700	EMPIRE CO LTD REGISTERED SHS	5,353	(133)	1.5
5,257,620	ALAMOS GOLD INC REGISTERED SHS	5,240	12	1.5
5,540,935	TOREX GOLD RESOURCES INC REGISTERED SHS	5,231	315	1.5
5,675,805	MIXI INC.	5,135	531	1.5
5,477,012	MAZDA MOTOR CORP.	5,112	356	1.5
5,464,860	B2GOLD CORP REGISTERED SHS	5,105	351	1.5
5,058,037	COCA	5,040	10	1.5
4,546,231	SANDOZ GROUP AG NAMEN	4,914	(698)	1.4
4,766,366	BANKINTER SA BEARER SHS	4,732	26	1.4
4,556,060	KEYENCE CORP.	4,545	5	1.3
3,861,665	MURATA MANUFACTURING CO. LTD.	4,475	(1,094)	1.3
3,926,755	GLOBAL	4,453	(534)	1.3
4,121,362	TAL EDUCATION GROUP SHS	4,141	(26)	1.2
4,067,561	RICOH CO. LTD.	3,966	94	1.1
3,294,280	NEO PERFORMANCE MATERIALS INC REGISTERED SHS	3,834	(546)	1.1
3,567,594	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	3,817	(302)	1.1
3,570,686	HOEGH AUTOLINERS ASA REGISTERED SHS	3,805	(227)	1.1

SEI Institutional Investments Trust	117

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
3,499,057	AERCAP HOLDINGS N.V. BEARER SHS	$3,655	$(154)	1.1%
3,221,449	EIFFAGE SA ACT	3,562	(411)	1.0
3,375,169	CCL INDUSTRIES INC REGISTERED SHS	3,497	(128)	1.0
3,152,335	AECON GROUP INC REGISTERED SHS	3,367	(220)	1.0
3,085,152	BANK OF MONTREAL REGISTERED SHS	3,363	(242)	1.0
3,419,432	PANDORA A/S REGISTERED SHS	3,346	68	1.0
3,467,547	SURGE ENERGY INC REGISTERED SHS	3,298	243	1.0

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(15,517,894)	CHINA RESOURCES LAND LTD REGISTERED SHS	$(17,595)	$2,104	(5.1)%
(15,356,891)	TS FINANCIAL HOLDING CO LTD REGISTERED SHS	(14,281)	(1,152)	(4.1)
(11,919,366)	BROOKFIELD ASSET MANAGEMENT LTD REGISTERED SHS	(12,570)	670	(3.6)
(12,754,611)	DENISON MINES CORP REGISTERED SHS	(12,087)	(650)	(3.5)
(11,982,011)	SVENSKA CELLULOSA SCA AB SHS	(11,488)	(477)	(3.3)
(9,575,932)	SIGMA HEALTHCARE LTD REGISTERED SHS	(10,404)	841	(3.0)
(10,056,873)	BPER BANCA S.P.A. AZ NOM	(10,082)	38	(2.9)
(9,836,829)	SAMSUNG BIOLOGICS CO. LTD. REGISTERED SHS	(9,765)	(58)	(2.8)
(10,023,153)	UPM	(9,557)	(515)	(2.8)
(9,375,615)	MOWI ASA REGISTERED SHS	(9,131)	(336)	(2.6)
(7,991,543)	CVC CAPITAL PARTNERS PLC REGISTERED SHS	(8,393)	226	(2.4)
(7,976,375)	CAMECO CORP REGISTERED SHS	(7,891)	(75)	(2.3)
(8,134,058)	GDS HOLDINGS LTD REGISTERED SHS	(7,833)	(290)	(2.3)
(8,152,432)	STORA ENSO OYJ REGISTERED SHS	(7,747)	(357)	(2.2)
(7,935,686)	LG ENERGY SOLUTION LTD. REGISTERED SHS	(7,393)	(536)	(2.1)
(7,634,180)	AUTO1 GROUP SE INHABER	(7,177)	(450)	(2.1)
(6,852,717)	VERISURE PLC REGISTERED SHS	(7,144)	301	(2.1)
(7,109,725)	BBB FOODS INCORPORATION REGISTERED SHS	(6,996)	(140)	(2.0)
(7,429,100)	WUXI XDC CAYMAN INC. REGISTERED SHS UNITARY	(6,721)	(728)	(1.9)
(7,085,170)	SEIBU HOLDINGS INC.	(6,710)	(365)	(1.9)
(6,912,869)	SALMAR ASA REGISTERED SHS	(6,248)	(655)	(1.8)
(5,633,236)	XTALPI HOLDINGS LIMITED REGISTERED SHS UNITARY	(6,195)	565	(1.8)
(6,656,676)	NORTHAM PLATINUM HOLDINGS LIMITED REGISTERED SHS	(6,150)	(497)	(1.8)
(5,331,701)	PONY AI INC. SHS SPONSORED AMERICAN DEPOSITORY REC	(6,093)	769	(1.8)
(6,119,608)	BORR DRILLING LTD REGISTERED SHS	(6,045)	(67)	(1.7)
(5,411,714)	KOREA AEROSPACE INDUSTRIES LTD REGISTERED SHS	(6,018)	606	(1.7)
(5,373,169)	BROOKFIELD RENEWABLE HOLDINGS CORPORATION REGISTER	(5,823)	392	(1.7)
(5,643,544)	CAPITEC LIMITED REGISTERED SHS	(5,763)	127	(1.7)
(5,688,297)	AMERICAS GOLD AND SILVER CORPORATION REGISTERED SH	(5,528)	(153)	(1.6)
(5,273,995)	ENERGY FUELS INC REGISTERED SHS	(5,399)	149	(1.6)
(5,169,360)	UNIVERSAL MUSIC GROUP N.V. REGISTERED SHS	(5,240)	77	(1.5)
(4,574,888)	TERRAVEST INDUSTRIES INC REGISTERED SHS	(5,049)	476	(1.5)
(4,180,702)	KRAKEN ROBOTICS INC REGISTERED SHS	(5,037)	861	(1.5)
(4,288,987)	VONOVIA SE NAMEN	(4,651)	369	(1.3)
(5,156,961)	PALADIN ENERGY LTD REGISTERED SHS	(4,641)	(509)	(1.3)
(4,443,059)	CSG N.V. BEARER AND REGISTERED SHS	(4,601)	76	(1.3)
(4,918,828)	VIZSLA SILVER CORP REGISTERED SHS	(4,570)	(401)	(1.3)
(5,366,150)	COSAN SA REGISTERED SHS	(4,562)	(1,110)	(1.3)
(4,321,731)	BELITE BIO INCORPORATION SHS SPONSORED AMERICAN DE	(4,519)	186	(1.3)
(3,995,777)	HESAI GROUP SHS	(4,514)	521	(1.3)
(4,415,626)	PATRIA INVESTMENT LIMITED REGISTERED SHS	(4,478)	3	(1.3)
(4,547,422)	TAIHAN CABLE & SOLUTION CO. LTD. REGISTERED SHS	(4,473)	(71)	(1.3)
(2,433,652)	GRUPO CIBEST SA PFD SHS SPONSORED AMERICAN DEPOSIT	(4,464)	2,036	(1.3)
(4,506,793)	REDE DOR SAO LUIZ SA REGISTERED SHS	(4,362)	(140)	(1.3)
(4,029,983)	JX ADVANCED METALS CORP.	(4,136)	112	(1.2)
(3,185,894)	VNET GROUP INCORPORATION SHS	(3,991)	809	(1.2)
(3,921,097)	SNOWLINE GOLD CORP REGISTERED SHS	(3,974)	58	(1.1)
(4,069,489)	FERRARI N.V. REGISTERED SHS	(3,942)	(158)	(1.1)
(3,949,251)	YUHAN CORP REGISTERED SHS	(3,750)	(200)	(1.1)
(3,644,730)	TAYLOR WIMPEY PLC REGISTERED SHS	(3,700)	61	(1.1)

118	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(3,651,896)	ALTEOGEN INC. REGISTERED SHS	$(3,633)	$(15)	(1.0)%
(2,898,783)	CANADIAN SOLAR INC REGISTERED SHS	(3,582)	686	(1.0)
(3,702,847)	BEIJER REF AB REGISTERED SHS	(3,571)	(127)	(1.0)
(3,398,574)	TAG IMMOBILIEN AG INHABER	(3,568)	174	(1.0)
(3,402,826)	BAKKAFROST P/F REGISTERED SHS	(3,552)	154	(1.0)
(3,521,197)	IMPALA PLATINUM HOLDINGS LTD REGISTERED SHS	(3,334)	(253)	(1.0)
(3,305,393)	WISETECH GLOBAL LTD REGISTERED SHS	(3,313)	13	(1.0)
(3,438,106)	AZELIS GROUP N.V. SHS	(3,310)	(123)	(1.0)
(3,241,496)	CHINA LONGYUAN POWER GROUP CORPORATION LTD SHS	(3,289)	52	(1.0)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Morgan Stanley Custom Basket Total Return Swap as of August 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,238,389	HSBC HOLDINGS PLC	$23,167	$3,277	53.2%
102,857	ASTRAZENECA PLC	18,150	(2,038)	41.7
150,126	COCA	15,657	497	35.9
731,269	ROLLS	13,435	2,277	30.8
26,100	FAST RETAILING CO LTD	13,187	(9)	30.3
112,610	BNP PARIBAS	12,979	414	29.8
220,590	HALMA PLC	11,875	(1,498)	27.3
187,487	UNILEVER PLC	11,475	711	26.3
1,368,576	NATWEST GROUP PLC	11,394	1,800	26.2
331,504	COMPASS GROUP PLC	11,119	(972)	25.5
286,275	SEVERN TRENT PLC	11,104	1,373	25.5
116,078	DIPLOMA PLC	10,922	707	25.1
65,400	HOYA CORP	10,877	(6)	25.0
2,911,596	TELSTRA GROUP LTD	10,494	(601)	24.1
196,329	UBS GROUP AG	9,821	1,060	22.5
50,100	ADVANTEST CORP	9,317	8	21.4
220,222	KLEPIERRE	9,269	498	21.3
39,231	GTT	9,249	482	21.2
47,193	NEXT PLC	9,041	1,297	20.8
656,600	NICHIREI CORP	8,579	1	19.7
592,100	JAPAN POST HOLDINGS CO LTD	8,469	4	19.4
53,094	LEGRAND SA	8,370	(22)	19.2
141,717	COMPUTACENTER PLC	8,238	3,525	18.9
7,897	EMS CHEMIE I	7,968	(226)	18.3
355,484	CREDIT AGRICOLE	7,947	(360)	18.2
5,584,407	LLOYDS BANKING GROUP PLC	7,753	839	17.8
89,177	SANOFI	7,734	213	17.8
202,468	SUBSEA 7	7,456	(6)	17.1
76,700	TAISEI CORP	7,211	(8)	16.6
23,982	THALES	7,187	(471)	16.5
309,367	FISHER & PAYKEL HEALTHCARE C	6,993	758	16.1
135,600	HKEX	6,857	58	15.7
55,611	LONDON STOCK EXCHANGE GROUP	6,816	(67)	15.7
27,355	CIE FINANCIERE RICHEMONT SA	6,453	49	14.8
237,580	STANDARD CHARTERED PLC	6,332	913	14.5
73,919	TOTALENERGIES SE	6,273	330	14.4
220,100	MINEBEA MITSUMI INC	6,152	(11)	14.1
893,047	BARCLAYS PLC	5,785	335	13.3
20,018	DEUTSCHE BOERSE AG	5,781	1,007	13.3
21,517	GAMES WORKSHOP GROUP PLC	5,758	(499)	13.2
193,800	CANON INC	5,556	1	12.8
32,156	EURONEXT NV	5,554	571	12.8
322,300	HASEKO CORP	5,547	2	12.7
166,400	AJINOMOTO CO INC	5,289	2	12.1
113,850	SWEDISH ORPHAN BIOVITRUM	5,287	1	12.1
19,418	SWATCH GROUP I	5,186	(898)	11.9

SEI Institutional Investments Trust	119

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
57,086	SOCIETE GENERALE	$5,057	$(328)	11.6%
158,900	DIC CORP	5,024	0	11.5
374,200	ASTELLAS PHARMA INC	4,986	3	11.4
442,600	HAZAMA ANDO CORP	4,985	2	11.4
150,480	ELIS SA	4,610	(539)	10.6
126,290	AMER SPORTS INC	4,515	(695)	10.4
8,606	MH MOET HENNESSY LOUIS VUITTON	4,459	79	10.2
1,090,750	MAN GROUP PLC/JERSEY	4,388	282	10.1
12,731	SCHNEIDER SA	4,205	147	9.7
23,136	IPSEN	4,195	177	9.6
181,300	TAKUMA CO LTD	4,070	(4)	9.3
457,249	GLENCORE PLC	3,583	185	8.2
293,722	ENEL SPA	3,338	(90)	7.7
194,800	NOF CORP	3,326	0	7.6
52,889	MORGAN SINDALL GROUP PLC	3,278	(204)	7.5
42,564	MAREX GROUP PLC	3,060	28	7.0
7,204	ROCHE GS	3,007	150	6.9
125,502	IBERDROLA	2,997	(96)	6.9
49,316	CLARKSON PLC	2,996	527	6.9
47,717	MONCLER	2,982	(690)	6.8
101,395	BAE SYSTEMS PLC	2,968	(203)	6.8
14,142	INFICON N	2,941	(37)	6.8
17,024	INTERCONTINENTAL HOTELS GROU	2,851	(93)	6.5
238,416	AIB GROUP	2,840	200	6.5
116,336	SOFTCAT PLC	2,801	626	6.4
216,600	PARK24 CO LTD	2,754	0	6.3
135,665	BANK OF IRELAND GROUP PLC	2,749	255	6.3
108,302	GLANBIA	2,739	27	6.3
814,145	SERCO GROUP PLC	2,630	306	6.0
34,808	CRANSWICK PLC	2,594	(46)	6.0
80,432	ENGIE SA	2,519	(279)	5.8
540,667	VAR ENERGI ASA	2,509	44	5.8
852,371	GLENVEAGH PROPERTIES PLC	2,431	(26)	5.6
179,484	ATALAYA MINING COPPER SA	2,339	479	5.4
1,012,043	SUPERLOOP LTD	2,196	(85)	5.0
415,100	HAMMERSON PLC	2,126	(6)	4.9
171,400	POLAR CAPITAL HOLDINGS PLC	2,049	(30)	4.7
206,400	ASAHI GROUP HOLDINGS LTD	2,035	1	4.7
55,570	KELLER GROUP PLC	1,988	394	4.6
320,516	TESCO PLC	1,966	8	4.5
58,700	RELX PLC	1,936	257	4.4
692,254	GREENCORE GROUP PLC	1,919	759	4.4
843,829	MITIE GROUP PLC	1,792	833	4.1
43,005	GLOBAL SHIP LEASE INC	1,783	175	4.1
59,158	IMMUNOCORE HOLDINGS LTD	1,694	440	3.9

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(664,700)	AMADA CO LTD	$(12,299)	$10	(28.2)%
(1,103,600)	LIXIL CORP	(12,263)	0	(28.2)
(1,142,374)	ORKLA A	(12,070)	51	(27.7)
(594,900)	UBE CORP	(11,872)	(8)	(27.3)
(384,097)	ASSOCIATED BRITISH FOODS PLC	(9,982)	(863)	(22.9)
(19,623,800)	GENTING SINGAPORE LIMITED	(9,423)	(225)	(21.6)
(494,100)	CHUBU ELECTRIC POWER CO INC	(8,457)	(3)	(19.4)
(192,175)	ELISA OYJ	(7,850)	(10)	(18.0)
(907,300)	TOKYO METRO CO LTD	(7,669)	(4)	(17.6)
(42,700)	HIROSE ELECTRIC CO LTD	(7,580)	4	(17.4)
(125,900)	ORACLE CORP JAPAN	(6,866)	(4)	(15.8)
(96,448)	WEST FRASER	(6,834)	201	(15.7)

120	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(1,857,589)	TREASURY WINE ESTATES LTD	$(6,500)	$(645)	(14.9)%
(5,462,170)	TAYLOR WIMPEY PLC	(5,871)	(537)	(13.5)
(98,335)	FISCHER N	(5,372)	(1,761)	(12.3)
(692,251)	TATE & LYLE PLC	(5,280)	(5)	(12.1)
(264,936)	ACERINOX S.A.	(5,196)	(436)	(11.9)
(263,429)	CAR GROUP LTD	(4,966)	(165)	(11.4)
(209,011)	SIGNIFY NV	(4,945)	1,442	(11.4)
(61,422)	ONEX CORP	(4,893)	(59)	(11.2)
(199,860)	BCE INC	(4,813)	96	(11.1)
(645,279)	YELLOW CAKE PLC	(4,711)	(514)	(10.8)
(287,000)	NITORI HOLDINGS CO LTD	(4,699)	(5)	(10.8)
(147,700)	TOKUYAMA CORP	(4,664)	6	(10.7)
(184,408)	CDN APART UN	(4,663)	222	(10.7)
(202,046)	GREGGS PLC	(4,614)	(600)	(10.6)
(87,163)	VOPAK NV	(4,583)	(284)	(10.5)
(27,887)	BKW SA	(4,359)	50	(10.0)
(134,200)	TOPPAN HOLDINGS INC	(4,294)	0	(9.9)
(920,836)	BANK OF QUEENSLAND LTD	(4,101)	(198)	(9.4)
(512,400)	SHO	(4,087)	0	(9.4)
(263,391)	CVC CAPITAL PARTNERS PLC	(4,054)	(640)	(9.3)
(161,100)	NICHICON CORP	(4,044)	8	(9.3)
(38,953)	AL SYDBANK	(3,934)	(27)	(9.0)
(138,939)	RAMSAY HEALTH CARE LTD	(3,871)	(867)	(8.9)
(411,800)	SG HOLDINGS CO LTD	(3,812)	0	(8.8)
(1,501,087)	WEBUILD SPA	(3,707)	(184)	(8.5)
(24,285)	BCV N	(3,568)	(379)	(8.2)
(387,279)	WORLEY LTD	(3,554)	530	(8.2)
(128,100)	TAIHEIYO CEMENT CORP	(3,520)	1	(8.1)
(129,800)	OKUMA CORP	(3,514)	(2)	(8.1)
(567,399)	KINNEVIK B	(3,466)	(17)	(8.0)
(1,494,495)	ENDEAVOUR GROUP LTD/AUSTRALIA	(3,436)	64	(7.9)
(210,132)	NORTHLAND POWER INC	(3,414)	192	(7.8)
(305,000)	KURARAY CO LTD	(3,390)	(1)	(7.8)
(219,700)	JFRONT RETAILING CO LTD	(3,381)	(4)	(7.8)
(1,293,629)	B&M EUROPEAN VALUE RETAIL SA	(3,376)	(1,042)	(7.8)
(56,423)	APERAM	(3,370)	329	(7.7)
(109,330)	SGH LTD	(3,293)	151	(7.6)
(559,800)	UNICHARM CORP	(3,256)	(1)	(7.5)
(151,440)	AAK	(3,230)	10	(7.4)
(245,800)	TAKARA HOLDINGS INC	(3,199)	0	(7.3)
(3,121,500)	COMFORTDELGRO	(3,172)	(64)	(7.3)
(12,431)	SOFINA	(3,166)	(439)	(7.3)
(255,000)	THE NANTO BANK LTD	(3,058)	(1)	(7.0)
(226,457)	FUGRO CERT	(3,053)	835	(7.0)
(35,424)	GECINA SA	(3,038)	160	(7.0)
(85,479)	NORTH WEST CO INC	(3,020)	14	(6.9)
(290,200)	ODAKYU ELECTRIC RAILWAY CO LTD	(3,012)	(1)	(6.9)
(408,661)	BENDIGO AND ADELAIDE BANK	(3,010)	(86)	(6.9)
(43,654)	MIZRAHI TEFAHOT BANK LTD	(2,980)	(140)	(6.8)
(507,300)	THE CHUGOKU ELECTRIC POWER CO INC	(2,895)	(2)	(6.6)
(77,600)	TBS HOLDINGS INC	(2,874)	0	(6.6)
(110,709)	DERWENT LONDON PLC	(2,839)	(293)	(6.5)
(43,785)	METRO INC	(2,835)	44	(6.5)
(2,327,417)	XINYI GLASS	(2,811)	18	(6.5)
(184,893)	TECHNOGYM SPA	(2,790)	(61)	(6.4)
(108,314)	VEND MARKETPLACES ASA	(2,760)	(24)	(6.3)
(4,199)	GEBERIT N	(2,749)	(243)	(6.3)
(44,304)	TBC BANK GROUP PLC	(2,721)	(438)	(6.2)
(136,800)	KADOKAWA CORP	(2,709)	(3)	(6.2)
(1,549,500)	YUE YUEN IND	(2,687)	(9)	(6.2)
(65,760)	ARCADIS	(2,661)	(845)	(6.1)
(84,671)	ALTUS GROUP LTD	(2,649)	(155)	(6.1)

SEI Institutional Investments Trust	121

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(85,931)	MEDIOBANCA	$(2,591)	$(223)	(5.9)%
(94,898)	WISETECH GLOBAL LTD	(2,583)	(105)	(5.9)
(107,086)	BANK HAPOALIM	(2,537)	(78)	(5.8)
(1,646,600)	MAPLETREE INDUSTRIAL TRUST	(2,515)	10	(5.8)
(79,507)	SOLVAY	(2,505)	156	(5.8)
(42,955)	LUNDBERGFRETAGEN B	(2,494)	(13)	(5.7)
(41,880)	COLOPLAST B	(2,485)	(75)	(5.7)
(76,300)	KOSE HOLDINGS CORP	(2,483)	(2)	(5.7)
(155,800)	AIR WATER INC	(2,482)	0	(5.7)
(6,243)	BUCHER N	(2,477)	64	(5.7)
(449,488)	FAST. BALDER B	(2,442)	(1)	(5.6)
(242,830)	MONDI PLC	(2,421)	(580)	(5.6)
(72,600)	YASKAWA ELECTRIC CORP	(2,416)	2	(5.5)
(30,711)	DIASORIN ITALIA SPA	(2,412)	(337)	(5.5)
(25,056)	EQB INC	(2,408)	81	(5.5)
(569,200)	YAMADA HOLDINGS CO LTD	(2,398)	(1)	(5.5)
(103,100)	TSUMURA CO	(2,398)	0	(5.5)
(40,992)	SODEXHO	(2,396)	(732)	(5.5)
(176,900)	SEGA SAMMY HOLDINGS INC	(2,390)	(6)	(5.5)
(120,470)	HIKMA PHARMACEUTICALS PLC	(2,390)	(376)	(5.5)
(85,817)	FDJ UNITED	(2,290)	72	(5.3)
(1,605)	BARRY CALLEBAUT	(2,286)	107	(5.2)
(101,800)	HOUSE FOODS GROUP INC	(2,249)	(2)	(5.2)
(113,131)	NGEX MINERALS LTD	(2,245)	28	(5.2)
(39,017)	SALMAR ASA	(2,243)	(17)	(5.2)
(42,795)	CAPITAL POWER CP	(2,232)	185	(5.1)
(82,413)	JUNGHN VORZUEGE	(2,230)	(332)	(5.1)
(312,771)	UNITE GROUP PLC/THE	(2,216)	90	(5.1)
(38,444)	DR ING HC F PORSCHE AG	(2,209)	155	(5.1)
(58,932)	QIAGEN NV	(2,199)	(357)	(5.0)
(140,827)	SECURE WASTE INFRASTRUCTURE CO	(2,185)	(221)	(5.0)
(44,612)	BROOKFIELD ASSET MGMT	(2,167)	(99)	(5.0)
(529,558)	BREEDON GROUP PLC	(2,155)	(514)	(4.9)
(2,412,300)	BUD APAC	(2,154)	24	(4.9)
(114,048)	J MARTIN FILHOS	(2,152)	(260)	(4.9)
(78,433)	ERG	(2,147)	154	(4.9)
(126,000)	KDDI CORP	(2,143)	(1)	(4.9)
(125,300)	KAGOME CO LTD	(2,142)	0	(4.9)
(41,363)	SWISSQUOTE GRP N	(2,130)	(5)	(4.9)
(984,441)	TRITAX BIG BOX REIT PLC	(2,124)	34	(4.9)
(201,168)	NEXGEN ENERGY LTD	(2,124)	24	(4.9)
(87,900)	THE SUMITOMO WAREHOUSE CO LTD	(2,119)	(1)	(4.9)
(172,782)	BIG YELLOW GROUP ORD	(2,116)	(9)	(4.9)
(67,816)	PORSCHE AUTOMOBIL HOLDING SE	(2,111)	(146)	(4.8)
(252,500)	MITSUBISHI HC CAPITAL INC	(2,111)	0	(4.8)
(5,540)	INVINCIBLE INVESTMENT CORP	(2,107)	0	(4.8)
(511,152)	DEXUS	(2,103)	(9)	(4.8)
(76,577)	AXFOOD	(2,101)	16	(4.8)
(70,000)	NIPPON ELECTRIC GLASS CO LTD	(2,100)	0	(4.8)
(1,063,402)	SHAFTESBURY CAPITAL PLC	(2,091)	(79)	(4.8)
(63,242)	WEIR ORD	(2,087)	(460)	(4.8)
(23,084)	TERRAVEST INDUSTRIES INC	(2,057)	77	(4.7)
(87,800)	SANWA HOLDINGS CORP	(2,053)	0	(4.7)
(1,125,200)	SANDS CHINA LTD	(2,048)	6	(4.7)
(96,200)	INTERNET INITIATIVE JAPAN INC	(2,046)	0	(4.7)
(252,609)	NOVAGOLD RES	(2,044)	(83)	(4.7)
(595,150)	BARRATT REDROW PLC	(2,036)	(703)	(4.7)
(150,800)	GOLDWIN INC	(2,035)	0	(4.7)
(24,626)	BEIERSDORF	(2,030)	(258)	(4.7)
(267,766)	TRAVIS PERKINS PLC	(2,028)	(439)	(4.7)
(403,700)	OJI HOLDINGS CORP	(2,020)	(1)	(4.6)
(113,795)	COFACE SA	(2,019)	(73)	(4.6)

122	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(44,114)	BAKKAFROST	$(2,019)	$(13)	(4.6)%
(304,335)	COLONIAL SFL ORD	(2,013)	48	(4.6)
(32,400)	TOYO SUISAN KAISHA LTD	(1,992)	(1)	(4.6)
(109,851)	HENNES & MAURITZ B	(1,975)	(3)	(4.5)
(541,086)	VIZSLA SILVER CORP	(1,973)	(144)	(4.5)
(112,739)	UNITED UTILITIES GROUP PLC	(1,949)	(374)	(4.5)
(1,762,000)	UNITED LAB	(1,933)	1	(4.4)
(705,991)	BT GROUP PLC	(1,919)	(117)	(4.4)
(82,603)	THULE GROUP	(1,914)	17	(4.4)
(1,685,220)	SPARK NEW ZEALAND LTD	(1,904)	(128)	(4.4)
(19,470)	BOYD GROUP SERVICES INC	(1,895)	155	(4.4)
(10,026)	VZ HOLDING N	(1,893)	(394)	(4.3)
(31,542)	LANDIS GYR GROUP AG	(1,877)	357	(4.3)
(45,307)	RANDSTAD NV	(1,431)	(1,251)	(3.3)
(16,111)	INTERPUMP GROUP	(671)	(155)	(1.5)

Percentages are based on Net Assets of $9,344,806 ($ Thousands).

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$110,672	$202,788	$(282,402)	$—	$—	$31,058	$741	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	123

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 93.9%
Australia — 2.1%
Communication Services — 0.0%
Hipages Group Holdings Ltd*	19,110	$13

Energy — 0.1%
Ampol Ltd	4,997	154
Woodside Energy Group Ltd	4,326	101
		255
Financials — 0.2%
AMP Ltd	42,110	72
ANZ Group Holdings Ltd	1,751	46
Euroz Hartleys Group Ltd	32,002	33
QBE Insurance Group Ltd	14,325	228
		379
Health Care — 0.1%
4DMedical Ltd*	23,600	58
Austco Healthcare Ltd*	56,448	10
Cogstate Ltd	75,820	167
Pro Medicus Ltd	100	13
		248
Industrials — 0.7%
Aurizon Holdings Ltd	67,008	176
Computershare Ltd	27,881	794
Qantas Airways Ltd	8,028	54
SKS Technologies Group Ltd	14,375	84
SmartGroup Corp Ltd	11,688	89
SRG Global Ltd	36,327	99
		1,296
Information Technology — 0.1%
Codan Ltd	3,284	111

Materials — 0.8%
BHP Group Ltd	8,250	388
Capral Ltd	8,819	74
GR Engineering Services Ltd	28,404	134
Grange Resources Ltd*	61,970	6
Macmahon Holdings Ltd	286,343	203
Minerals 260 Ltd*	104,641	66
MLG OZ Ltd	10,369	6
OceanaGold Corp	1,500	44
Rio Tinto Ltd	3,367	421
Tribune Resources Ltd	2,507	10
		1,352
Real Estate — 0.1%
Servcorp Ltd	19,441	85
Total Australia		3,739

Austria — 0.6%
Financials — 0.1%
Erste Group Bank AG	1,166	164
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Industrials — 0.1%
Porr Ag	2,068	$89
Strabag SE	389	43
Zumtobel Group AG	10,487	49
		181
Information Technology — 0.1%
AT&S Austria Technologie & Systemtechnik AG*	602	107

Materials — 0.3%
AMAG Austria Metall AG	522	16
Mondi PLC	45,522	530
		546
Total Austria		998
Belgium — 1.0%
Health Care — 0.6%
Argenx SE*	585	600
Argenx SE ADR*	273	282
Financiere de Tubize SA	220	47
UCB SA	596	149
		1,078
Industrials — 0.0%
Moury Construct SA	24	21

Information Technology — 0.0%
Econocom Group SA/NV	4,198	7

Materials — 0.4%
Syensqo SA	3,573	337
Umicore SA	9,482	261
		598
Total Belgium		1,704

Brazil — 1.9%
Consumer Discretionary — 0.0%
Ultrapar Participacoes SA	8,100	54

Consumer Staples — 0.7%
Ambev SA	422,820	1,231

Financials — 0.6%
Banco do Brasil SA	263,080	1,058
NU Holdings Ltd/Cayman Islands, Cl A*	4,615	67
		1,125
Information Technology — 0.3%
Allied Tecnologia SA	7,600	7
TOTVS SA	85,900	589
		596

124	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Materials — 0.1%
Vale SA	11,600	$175

Utilities — 0.2%
Cia de Saneamento de Minas Gerais Copasa MG	8,700	93
Cia Paranaense de Energia - Copel	26,300	75
Eneva SA*	29,400	149
		317
Total Brazil		3,498

Canada — 5.6%
Communication Services — 0.1%
Quebecor Inc, Cl B	6,163	273

Consumer Discretionary — 0.8%
Aritzia Inc*	2,592	247
BRP Inc	1,936	120
Dollarama Inc	3,004	379
Magna International Inc, Cl A	10,763	706
Reitmans Canada Ltd, Cl A*	11,197	17
		1,469
Consumer Staples — 0.1%
Canada Packers Inc	5,200	62
Loblaw Cos Ltd	2,148	94
		156
Energy — 0.5%
Bonterra Energy Corp*	1,600	7
Hemisphere Energy Corp	79,161	130
Source Energy Services Ltd*	6,640	55
Spartan Delta Corp*	8,522	81
Suncor Energy Inc	6,538	437
Total Energy Services Inc	7,500	170
Yangarra Resources Ltd*	30,000	34
		914
Financials — 2.4%
Bank of Montreal	1,888	322
Bank of Nova Scotia/The	5,245	480
Canadian Imperial Bank of Commerce	8,888	1,009
Great-West Lifeco Inc	4,871	313
iA Financial Corp Inc	1,948	278
National Bank of Canada	2,200	337
Royal Bank of Canada	2,546	520
Sun Life Financial Inc	1,500	118
Toronto-Dominion Bank/The	7,665	927
		4,304
Health Care — 0.1%
Extendicare Inc	5,081	112
HLS Therapeutics Inc*	2,600	7
		119

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.5%
Bombardier Inc, Cl B*	300	$65
Element Fleet Management Corp	4,982	95
Hammond Manufacturing Co Ltd, Cl A	400	7
Stantec Inc	500	36
TFI International Inc	1,387	186
Toromont Industries Ltd	3,335	482
		871
Information Technology — 0.4%
Celestica Inc*	314	94
Descartes Systems Group Inc/The*	828	67
Kinaxis Inc*	1,095	140
Shopify Inc, Cl A*	2,847	419
Thinkific Labs Inc*	21,200	22
Vecima Networks Inc	3,100	27
		769
Materials — 0.3%
5N Plus Inc*	3,971	73
CCL Industries Inc, Cl B	2,050	137
Centerra Gold Inc, Cl Common Subs. Receipt	2,500	57
Dynacor Group Inc	3,132	13
Fortuna Mining Corp*	5,700	69
Hudbay Minerals Inc	1,000	29
Monument Mining Ltd	145,971	108
Pan American Silver Corp	1,900	99
		585
Real Estate — 0.1%
Dream Industrial Real Estate Investment Trust, Cl Trust Units‡	8,991	88
Melcor Developments Ltd	2,800	38
		126
Utilities — 0.3%
Atco Ltd/Canada, Cl I	3,704	199
Emera Inc	5,859	294
		493
Total Canada		10,079

Chile — 0.1%
Consumer Discretionary — 0.0%
Falabella SA	8,279	55

Materials — 0.1%
Sociedad Quimica y Minera de Chile SA ADR	963	76
Total Chile		131

China — 6.6%
Communication Services — 1.7%
Archosaur Games Inc*	258,000	61
Autohome Inc, Cl A	1,500	8
Baidu Inc, Cl A*	23,150	277

SEI Institutional Investments Trust	125

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
G-bits Network Technology Xiamen Co Ltd, Cl A	1,300	$74
Giant Network Group Co Ltd, Cl A	17,700	72
Homeland Interactive Technology Ltd*	54,000	8
JOYY Inc ADR	1,171	88
Kuaishou Technology, Cl B	16,600	71
Linmon Media Ltd*	34,300	12
Tencent Holdings Ltd	38,000	2,182
Tongdao Liepin Group	38,600	12
Zhejiang Century Huatong Group Co Ltd, Cl A	54,800	115
		2,980
Consumer Discretionary — 1.6%
Aerospace Hi-Tech Holdings Grp Ltd, Cl A	35,400	74
Alibaba Group Holding Ltd	85,800	1,226
Best Pacific International Holdings Ltd	118,000	40
China Xinhua Education Group Ltd*	122,000	5
Cosmo Lady China Holdings Co Ltd	592,000	21
Edvantage Group Holdings Ltd	230,000	13
Haier Smart Home Co Ltd, Cl A	311,400	850
Prinx Chengshan Holdings Ltd	17,000	15
Q P Group Holdings Ltd	62,000	9
Shenzhou International Group Holdings Ltd	117,100	522
TAL Education Group ADR*	4,854	57
Vipshop Holdings Ltd ADR	4,022	53
Xiabuxiabu Catering Management China Holdings Co Ltd*	262,500	9
XJ International Holdings Co Ltd*	480,000	9
Zibuyu Group Ltd	38,500	21
		2,924
Consumer Staples — 0.1%
Hengan International Group Co Ltd	21,500	61
Natural Food International Holding Ltd	296,000	58
Shenguan Holdings Group Ltd*	1,030,572	20
		139
Energy — 0.1%
Anton Oilfield Services Group/Hong Kong	300,000	29
China Merchants Energy Shipping Co Ltd, Cl A	48,200	135
Yankuang Energy Group Co Ltd, Cl H	64,000	114
Zhejiang Akcome New Energy Technology Co Ltd*	92,600	–
		278
Financials — 1.2%
Agricultural Bank of China Ltd, Cl H	257,000	208
Bank of China Ltd, Cl H	90,000	67
Bank of Gansu Co Ltd, Cl H	628,000	20
BOC Hong Kong Holdings Ltd	17,500	117
China Merchants Bank Co Ltd, Cl H	132,000	856
China Taiping Insurance Holdings Co Ltd	30,200	81

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Chongqing Rural Commercial Bank Co Ltd, Cl H	165,000	$138
Industrial & Commercial Bank of China Ltd, Cl H	319,000	307
Ping An Insurance Group Co of China Ltd, Cl H	40,000	287
Postal Savings Bank of China Co Ltd, Cl H	107,000	72
Qfin Holdings Inc ADR	426	4
		2,157
Health Care — 0.2%
Dian Diagnostics Group Co Ltd, Cl A	21,400	59
Innovent Biologics Inc*	7,500	99
WuXi AppTec Co Ltd, Cl H	4,900	118
Yonghe Medical Group Co Ltd, Cl H	70,000	19
Zhongzhi Pharmaceutical Holdings Ltd*	69,000	6
		301
Industrials — 0.2%
Beijing Enterprises Urban Resources Group Ltd	496,000	26
China Boqi Environmental Holding Co Ltd	121,000	12
Contemporary Amperex Technology Co Ltd, Cl H	1,000	76
EVA Precision Industrial Holdings Ltd	148,000	15
Han's Laser Technology Industry Group Co Ltd, Cl A	4,500	64
JD Logistics Inc*	15,500	22
SITC International Holdings Co Ltd	13,000	79
TK Group Holdings Ltd	154,374	32
Xingye Alloy Materials Group Ltd*	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	14,900	57
		390
Information Technology — 0.2%
Eoptolink Technology Inc Ltd, Cl A	980	59
Lenovo Group Ltd	34,000	130
Zhongji Innolight Co Ltd, Cl A	700	89
		278
Materials — 0.7%
Asia - Potash International Investment Guangzhou Co Ltd, Cl A	11,800	84
China Gold International Resources Corp Ltd	2,500	81
China Tungsten And Hightech Materials Co Ltd, Cl A	5,100	50
CMOC Group Ltd, Cl H	33,000	70
Henan Shenhuo Coal Industry & Electricity Power Co Ltd, Cl A	18,200	75
Lee & Man Chemical Co Ltd	34,000	19
Lingbao Gold Group Co Ltd, Cl H	23,400	66
MMG Ltd*	76,000	89
Qingdao East Steel Tower Stock Co Ltd, Cl A	30,600	82

126	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Shandong Hongqiao Aluminum Industry Holding Co Ltd, Cl A	26,800	$72
Swancor Advanced Materials Co Ltd, Cl A*	3,603	83
Tiande Chemical Holdings Ltd	76,000	10
Western Mining Co Ltd, Cl A	11,100	65
Yunnan Aluminium Co Ltd, Cl A	48,300	195
Zangge Mining Co Ltd, Cl A	5,700	66
Zhejiang NHU Co Ltd, Cl A	12,000	48
Zijin Mining Group Co Ltd, Cl H	32,000	149
		1,304
Real Estate — 0.5%
China Overseas Land & Investment Ltd	484,000	771
China Resources Mixc Lifestyle Services Ltd	13,200	66
E-Star Commercial Management Co Ltd	262,000	47
New Hope Service Holdings Ltd	73,000	15
		899
Utilities — 0.1%
Beijing Enterprises Holdings Ltd	24,500	101
Henan Yuneng Holdings Co Ltd, Cl A*	39,900	71
		172
Total China		11,822

Colombia — 0.0%
Energy — 0.0%
Ecopetrol SA ADR	4,042	67

Denmark — 2.2%
Consumer Discretionary — 0.3%
Pandora A/S	4,513	595

Consumer Staples — 0.3%
Scandinavian Tobacco Group A/S	46,684	536

Financials — 0.5%
Danske Bank A/S	16,595	959

Health Care — 1.0%
ALK-Abello A/S	2,969	96
Bavarian Nordic A/S*	1,136	39
Coloplast A/S, Cl B	4,898	348
H Lundbeck A/S	9,827	64
Novo Nordisk A/S ADR	2,910	132
Novo Nordisk A/S, Cl B	22,142	1,003
		1,682
Industrials — 0.1%
AP Moller - Maersk A/S, Cl B	28	94

Information Technology — 0.0%
RTX A/S*	1,658	26

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
Fluegger Group A/S	96	$6
Total Denmark		3,898

Finland — 0.3%
Consumer Staples — 0.0%
Atria Oyj, Cl A	625	12

Energy — 0.1%
Neste Oyj	4,825	180

Financials — 0.1%
Nordea Bank Abp	9,521	194

Industrials — 0.1%
Consti Oyj	1,258	17
GRK Infra Oyj	3,131	78
Kreate Group Oyj	2,871	94
Raute Oyj, Cl A	582	10
SRV Group Oyj*	1,153	11
		210
Information Technology — 0.0%
Loihde Oyj	651	9
Nokia Oyj ADR	2,029	21
		30
Total Finland		626

France — 6.8%
Communication Services — 0.5%
Deezer SA*	3,923	5
Publicis Groupe SA	7,578	889
		894
Consumer Discretionary — 1.3%
Accor SA	5,224	281
AKWEL SADIR	4,758	36
Cie Generale des Etablissements Michelin SCA	22,281	904
LVMH Moet Hennessy Louis Vuitton SE	1,022	536
Sodexo SA	7,630	512
Vente-Unique.Com SA	286	6
		2,275
Consumer Staples — 0.4%
L'Oreal SA	1,589	708

Financials — 1.2%
ABC arbitrage	639	4
Amundi SA	4,226	463
BNP Paribas SA	4,852	578
Caisse Regionale de Credit Agricole Mutuel de la Touraine et du Poitou	47	7
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	25

SEI Institutional Investments Trust	127

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Edenred SE	18,647	$651
Societe Generale SA	3,650	307
VIEL & Cie SA	4,146	91
		2,126
Health Care — 1.1%
Cegedim SA*	2,322	28
EssilorLuxottica SA	2,204	409
Ipsen SA	1,615	306
Sanofi SA	14,593	1,297
		2,040
Industrials — 1.6%
Catering International Services	1,149	27
Rexel SA	18,234	760
Societe BIC SA	4,951	392
Sogeclair	154	5
Synergie SE	476	16
Teleperformance SE	20,164	1,629
		2,829
Information Technology — 0.4%
ATEME SA*	4,368	67
Capgemini SE	4,849	603
Groupe SFPI	3,420	8
Infotel SA	580	27
Lacroix Group SA*	968	20
Quadient SA	4	–
		725
Materials — 0.3%
Arkema SA	8,405	585
Total France		12,182

Germany — 6.3%
Communication Services — 0.3%
Bastei Luebbe AG	2,568	20
Scout24 SE	4,951	458
		478
Consumer Discretionary — 0.8%
Aumovio SE*	7,900	337
Continental AG	7,440	614
Mercedes-Benz Group AG	9,194	503
Westwing Group SE*	3,339	49
		1,503
Financials — 0.2%
Commerzbank AG	1,858	87
Deutsche Boerse AG	114	38
DWS Group GmbH & Co KGaA	780	68
flatexDEGIRO SE	3,266	145
		338
Health Care — 1.3%
Bayer AG	21,323	1,213
Fresenius Medical Care AG	23,775	1,088

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Limes Schlosskliniken AG	43	$27
Merck KGaA	291	47
		2,375
Industrials — 1.4%
Brenntag SE	6,191	451
Daimler Truck Holding AG	19,871	1,076
Deutsche Post AG	1,252	81
GEA Group AG	1,534	119
HOCHTIEF AG	323	157
KSB SE & Co KGaA	10	11
Nordex SE*	2,017	89
Rational AG	856	624
		2,608
Information Technology — 1.1%
Basler AG	970	26
Infineon Technologies AG	2,992	195
Nemetschek SE	537	44
SAP SE	7,468	1,644
		1,909
Materials — 1.2%
Aurubis AG	334	68
BASF SE	19,497	1,197
Evonik Industries AG	39,239	866
thyssenkrupp AG	2,404	40
		2,171
Total Germany		11,382

Greece — 0.2%
Energy — 0.1%
Motor Oil Hellas Corinth Refineries SA	3,228	226

Financials — 0.1%
Piraeus Bank SA	4,778	57

Industrials — 0.0%
Mevaco SA	1,217	11

Materials — 0.0%
Thrace Plastics Holding and Co	7,160	42
Total Greece		336

Guatemala — 0.1%
Communication Services — 0.1%
Millicom International Cellular SA	1,089	102

Hong Kong — 1.6%
Consumer Discretionary — 0.1%
Ajisen China Holdings Ltd	417,000	42
Goldlion Holdings Ltd	291,000	33
LH GROUP LTD*	56,000	2
Pou Sheng International Holdings Ltd	196,000	10
Sitoy Group Holdings Ltd	322,000	19

128	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sundart Holdings Ltd	274,000	$23
Texwinca Holdings Ltd	629,257	78
Time Watch Investments Ltd	263,233	7
		214
Consumer Staples — 0.0%
DFI Retail Group Holdings Ltd	13,500	50

Financials — 0.9%
AIA Group Ltd	112,427	1,087
Hong Kong Exchanges & Clearing Ltd	10,700	578
		1,665
Health Care — 0.1%
Jacobson Pharma Corp Ltd	288,000	39
Lee's Pharmaceutical Holdings Ltd	167,610	27
		66
Industrials — 0.1%
Build King Holdings Ltd	25,302	5
Cathay Pacific Airways Ltd	45,000	82
China High Speed Transmission Equipment Group Co Ltd*	134,000	18
New Times Corp Ltd*	578,000	2
Taylor Maritime Ltd	6,950	5
YTO International Express & Supply Chain Technology Ltd*	110,000	17
		129
Information Technology — 0.3%
PAX Global Technology Ltd	168,000	87
SAS Dragon Holdings Ltd	14,000	16
Smart-Core Holdings Ltd	30,000	19
VTech Holdings Ltd	57,350	374
		496
Real Estate — 0.1%
CK Asset Holdings Ltd	14,500	83
Hong Kong Ferry Holdings Co Ltd	42,000	27
Midland Holdings Ltd	353,994	87
Tian An China Investment Co Ltd	14,000	6
		203
Total Hong Kong		2,823

Hungary — 0.1%
Consumer Discretionary — 0.0%
AutoWallis Nyrt*	32,362	14

Energy — 0.1%
MOL Hungarian Oil & Gas PLC*	4,408	71

Financials — 0.0%
MBH Bank Nyrt*	1,761	14
Total Hungary		99
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
India — 1.5%
Communication Services — 0.2%
Bharti Airtel Ltd	11,567	$220
DB Corp Ltd	58,386	122
TV Today Network Ltd	5,600	7
		349
Consumer Discretionary — 0.2%
Bajaj Auto Ltd	1,012	129
Forbes & Co Ltd*	242	1
Sansera Engineering Ltd	2,834	119
TVS Motor Co Ltd	2,066	94
		343
Consumer Staples — 0.1%
Marico Ltd	6,818	59
Nestle India Ltd	11,026	173
		232
Energy — 0.0%
Great Eastern Shipping Co Ltd/The	4,064	55

Financials — 0.5%
Bengal & Assam Co Ltd	289	20
BSE Ltd	2,052	71
HDFC Bank Ltd ADR	35,436	804
Multi Commodity Exchange of India Ltd	1,780	63
		958
Health Care — 0.1%
Acutaas Chemicals Ltd	2,111	70

Industrials — 0.2%
Adani Ports & Special Economic Zone Ltd	4,049	67
Cummins India Ltd	1,488	80
GE Vernova T&D India Ltd	1,301	61
Hitachi Energy India Ltd	268	95
		303
Materials — 0.2%
Navin Fluorine International Ltd	1,293	118
Solar Industries India Ltd	488	103
Transpek Industry Ltd	559	9
Vedanta Ltd	22,040	64
		294
Total India		2,604

Indonesia — 0.9%
Communication Services — 0.3%
Telkom Indonesia Persero Tbk PT	3,827,384	560

Consumer Staples — 0.2%
Akasha Wira International Tbk PT*	24,200	44
BISI International Tbk PT	370,703	15
Cisadane Sawit Raya Tbk PT	207,055	9

SEI Institutional Investments Trust	129

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Djakarta Tbk PT	34,500	$4
First Resources Ltd	50,400	181
Golden Agri-Resources Ltd	287,800	71
		324
Energy — 0.2%
Adaro Andalan Indonesia PT	115,700	71
Elnusa Tbk PT	4,519,600	183
		254
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	2,140,400	393

Industrials — 0.0%
Asahimas Flat Glass Tbk PT	25,700	5
IMC Pelita Logistik TBK PT	715,497	13
Jasa Armada Indonesia Tbk PT	1,479,200	25
Sunindo Pratama Tbk PT	705,700	28
		71
Total Indonesia		1,602

Ireland — 1.9%
Financials — 0.9%
Aon PLC, Cl A	2,244	722
Bank of Ireland Group PLC	39,764	877
		1,599
Industrials — 0.1%
AerCap Holdings NV	1,407	205

Information Technology — 0.9%
Accenture PLC, Cl A	8,538	1,620
Total Ireland		3,424

Israel — 0.7%
Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E*	1,522	57

Financials — 0.1%
Clal Insurance Enterprises Holdings Ltd	652	57
Harel Insurance Investments & Financial Services Ltd	1,940	125
		182
Information Technology — 0.5%
Check Point Software Technologies Ltd*	6,133	852
Wix.com Ltd*	541	48
		900
Real Estate — 0.0%
Mega Or Holdings Ltd	431	65

Utilities — 0.1%
Doral Group Renewable Energy Resources Ltd*	2,610	57
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OPC Energy Ltd*	1,842	$61
		118
Total Israel		1,322

Italy — 1.7%
Consumer Discretionary — 0.3%
Ferrari NV	479	202
Pirelli & C SpA	55,085	426
		628
Financials — 1.2%
Banca Mediolanum SpA	5,576	156
Intesa Sanpaolo SpA	72,526	571
Nexi SpA	112,523	575
Poste Italiane SpA	4,075	132
UniCredit SpA	7,423	725
Unipol Assicurazioni SpA	1,354	44
		2,203
Industrials — 0.1%
Avio SpA	1,699	58
Azienda Bresciana Petroli Nocivelli SpA	4,000	29
Prysmian SpA	498	70
		157
Information Technology — 0.1%
Technoprobe SpA*	4,423	139
Total Italy		3,127

Japan — 12.5%
Communication Services — 0.9%
Capcom Co Ltd	2,300	61
CyberAgent Inc	8,300	70
Dentsu Group Inc*	18,341	425
Koei Tecmo Holdings Co Ltd	18,000	192
Konami Group Corp	1,000	138
Nintendo Co Ltd	3,300	186
Square Enix Holdings Co Ltd	8,300	154
Toei Animation Co Ltd	16,600	318
		1,544
Consumer Discretionary — 1.7%
Ainavo Holdings Co Ltd	2,150	11
Airtrip Corp	4,200	21
Food & Life Cos Ltd	3,600	133
Ichikoh Industries Ltd	6,200	22
Koito Manufacturing Co Ltd	23,701	399
K's Holdings Corp	6,000	73
Open House Group Co Ltd	1,900	95
Ryohin Keikaku Co Ltd	5,200	141
Saizeriya Co Ltd	2,300	102
Seiko Group Corp	1,400	103
Seria Co Ltd	6,000	166
Shimamura Co Ltd	6,000	123
Shimano Inc	4,037	503
Skylark Holdings Co Ltd	9,600	202

130	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sony Group Corp	5,900	$146
Sumitomo Electric Industries Ltd	16,000	222
Tosho Co Ltd	3,100	14
Toyoda Gosei Co Ltd	2,300	79
Univance Corp	3,100	16
Yamaha Corp	58,809	492
		3,063
Consumer Staples — 0.8%
Kao Corp	3,200	73
Kewpie Corp	3,900	116
Kirin Holdings Co Ltd	13,300	254
Kobe Bussan Co Ltd	1,900	34
Megmilk Snow Brand Co Ltd	2,700	63
MEIJI Holdings Co Ltd	6,600	185
Sugi Holdings Co Ltd	8,600	71
Suntory Beverage & Food Ltd	23,400	660
Yamazaki Baking Co Ltd	3,200	74
		1,530
Energy — 0.0%
Cosmo Energy Holdings Co Ltd	3,700	99

Financials — 1.1%
Daishi Hokuetsu Financial Group Inc	5,400	88
Fukuoka Financial Group Inc	4,500	221
Hyakujushi Bank Ltd/The	5,300	103
Japan Exchange Group Inc	5,200	73
Japan Post Bank Co Ltd	8,900	188
Japan Post Holdings Co Ltd	4,800	74
Kita-Nippon Bank Ltd/The	2,000	99
Mitsubishi UFJ Financial Group Inc	14,600	333
Mizuho Financial Group Inc	1,400	75
Nishi-Nippon Financial Holdings Inc	4,300	131
ORIX Corp	2,500	97
San-In Godo Bank Ltd/The	6,000	99
Shimizu Bank Ltd/The	900	18
Sumitomo Mitsui Financial Group Inc	5,100	219
Taiko Bank Ltd/The	2,600	50
Tottori Bank Ltd/The	3,100	38
		1,906
Health Care — 1.6%
Asahi Intecc Co Ltd	4,700	111
Eisai Co Ltd	7,800	232
Hoya Corp	2,900	444
M3 Inc	44,000	505
Nakanishi Inc	3,900	76
Olympus Corp	72,400	956
Otsuka Holdings Co Ltd	900	69
Santen Pharmaceutical Co Ltd	7,700	91
Takeda Pharmaceutical Co Ltd	5,000	181
Terumo Corp	12,200	192

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tokai Corp/Gifu	3,000	$48
		2,905
Industrials — 2.9%
ALSOK Co Ltd	8,700	66
Dai-Ichi Cutter Kogyo KK	2,400	21
Daikin Industries Ltd	6,200	799
Daiseki Co Ltd	2,600	62
Fukuyama Transporting Co Ltd	2,200	87
Hitachi Ltd	9,700	329
INFRONEER Holdings Inc	16,000	285
Kajima Corp	2,600	78
Kandenko Co Ltd	1,900	65
Kanefusa Corp	2,300	11
Keikyu Corp	10,800	106
Kikusui Holdings Corp	500	8
Kubota Corp	31,000	566
Loginet Japan Co Ltd	500	15
MINEBEA MITSUMI Inc	14,800	311
Mitsubishi Heavy Industries Ltd	6,000	146
Nanyo Corp	1,200	14
NGK Corp	1,400	46
Nice Corp	700	9
NSK Ltd	39,100	270
Onamba Co Ltd	1,300	12
Recruit Holdings Co Ltd	14,900	1,688
Sanyo Engineering & Construction Inc	900	9
Shimizu Corp	4,500	67
Tobu Railway Co Ltd	2,900	55
Trinity Industrial Corp	5,900	46
		5,171
Information Technology — 2.6%
Brother Industries Ltd	13,096	401
Citizen Watch Co Ltd	2,900	51
FUJIFILM Holdings Corp	36,700	775
GMO GlobalSign Holdings KK	4,300	57
Horiba Ltd	200	29
Keyence Corp	1,000	521
Kioxia Holdings Corp*	400	124
Murata Manufacturing Co Ltd	20,800	925
Nissha Co Ltd	7,600	61
Nomura Research Institute Ltd	4,500	149
Oki Electric Industry Co Ltd, Cl B	3,200	57
Ricoh Co Ltd	4,200	44
SEMITEC Corp	800	11
Simplex Holdings Inc	8,500	66
TDK Corp	41,000	785
TIS Inc	8,500	211
Tokyo Electron Ltd	733	257
Toshiba TEC Corp	1,100	22
Trend Micro Inc/Japan	1,900	71
Wacom Co Ltd	4,000	21

SEI Institutional Investments Trust	131

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Yokowo Co Ltd	3,000	$75
		4,713
Materials — 0.5%
Achilles Corp	2,300	27
ARE Holdings Inc	2,800	69
Fuso Chemical Co Ltd	3,700	69
JX Advanced Metals Corp	3,100	72
Nippon Kayaku Co Ltd	6,500	85
Sekisui Kasei Co Ltd	6,800	26
Sumitomo Chemical Co Ltd	33,400	119
Sumitomo Metal Mining Co Ltd	3,900	269
Tayca Corp	34	1
Toyo Seikan Group Holdings Ltd	6,200	174
		911
Real Estate — 0.4%
Hulic Co Ltd	8,100	90
Japan Metropolitan Fund Invest, Cl A‡	158	112
KDX Realty Investment Corp‡	66	61
Mitsubishi Estate Co Ltd	4,500	106
Nomura Real Estate Holdings Inc	20,900	122
Orix JREIT Inc‡	87	53
Tokyu Fudosan Holdings Corp	14,700	122
		666
Total Japan		22,508

Luxembourg — 0.2%
Consumer Discretionary — 0.2%
Samsonite Group SA	285,996	444

Macao — 0.7%
Consumer Discretionary — 0.7%
Galaxy Entertainment Group Ltd	189,000	822
Sands China Ltd	265,135	472
		1,294
Total Macao		1,294

Malaysia — 0.4%
Consumer Discretionary — 0.0%
Mynews Holdings Bhd	72,000	8

Consumer Staples — 0.2%
CCK Consolidated Holdings BHD	180,900	41
Chin Teck Plantations BHD	2,900	8
Kawan Food Bhd	76,100	14
Keck Seng Malaysia Bhd	7,200	9
Kim Loong Resources Bhd	124,300	86
Oriental Food Industries Holdings BHD	22,000	6
SD Guthrie Bhd	112,100	177
United Malacca Bhd	7,400	11
United Plantations BHD	9,000	71
		423

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
Deleum Bhd	320,200	$88
Petron Malaysia Refining & Marketing Bhd	27,023	22
		110
Financials — 0.0%
Hong Leong Capital Bhd	8,400	7
MNRB Holdings Bhd	24,400	18
		25
Industrials — 0.1%
Chin Well Holdings BHD	65,300	12
Favelle Favco Bhd	25,000	10
Kumpulan Fima BHD	47,200	32
Sunway Bhd	76,400	97
		151
Materials — 0.0%
Thong Guan Industries Bhd	27,700	11

Real Estate — 0.0%
Paramount Corp Bhd	33,500	9
Tambun Indah Land Bhd	93,800	17
		26
Total Malaysia		754

Mexico — 0.1%
Consumer Staples — 0.1%
Fomento Economico Mexicano SAB de CV ADR	1,110	134

Materials — 0.0%
Industrias Penoles SAB de CV	1,735	91
Total Mexico		225

Netherlands — 4.7%
Communication Services — 0.2%
Universal Music Group NV	18,364	312

Consumer Discretionary — 0.0%
Basic-Fit NV*	1,795	70

Financials — 1.6%
ABN AMRO Bank NV	11,159	541
Flow Traders Ltd*	15,077	513
ING Groep NV	50,851	1,800
		2,854
Health Care — 0.2%
Koninklijke Philips NV	12,702	338

Industrials — 1.2%
IMCD NV	2,888	336
Koninklijke Heijmans N.V	1,345	138
Randstad NV	12,364	581

132	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Signify NV	28,367	$508
Wolters Kluwer NV	5,994	493
		2,056
Information Technology — 1.5%
ASM International NV	503	473
ASML Holding NV	248	421
ASML Holding NV, Cl G	1,057	1,793
Nebius Group NV, Cl A*	176	36
		2,723
Total Netherlands		8,353

New Zealand — 0.1%
Communication Services — 0.0%
SKY Network Television Ltd	20,592	44

Health Care — 0.1%
Aroa Biosurgery Ltd*	22,919	9
Fisher & Paykel Healthcare Corp Ltd	3,447	91
		100
Materials — 0.0%
Steel & Tube Holdings Ltd*	20,968	4
Total New Zealand		148

Norway — 0.9%
Energy — 0.5%
Equinor ASA	19,652	842
Frontline PLC	1,477	65
		907
Financials — 0.3%
Gjensidige Forsikring ASA	17,953	543

Health Care — 0.0%
Medistim ASA	563	15

Industrials — 0.1%
Cambi ASA	19,235	46
Klaveness Combination Carriers ASA	3,165	37
Wilh Wilhelmsen Holding ASA, Cl B	644	52
		135
Information Technology — 0.0%
Kitron ASA	6,354	63
Total Norway		1,663

Peru — 0.1%
Financials — 0.1%
Intercorp Financial Services Inc	1,339	73

Materials — 0.0%
Sociedad Minera Cerro Verde SAA	365	25
Volcan Cia Minera SAA*	154,079	40
		65
Total Peru		138
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
Energy — 0.0%
Petron Corp	256,000	$9
Shell Pilipinas Corp	63,400	9
		18
Information Technology — 0.0%
Integrated Micro-Electronics Inc*	80,000	9
Total Philippines		27

Poland — 0.2%
Consumer Discretionary — 0.0%
Amica SA	3,106	41
Fabryki Mebli Forte SA*	4,044	17
VRG SA*	11,840	17
		75
Energy — 0.1%
ORLEN SA	2,496	103

Information Technology — 0.1%
Comp SA*	6,612	168
Spyrosoft SA*	49	6
Wasko SA	9,729	15
		189
Materials — 0.0%
Arctic Paper SA*	5,499	10
KGHM Polska Miedz SA	185	18
		28
Total Poland		395

Portugal — 0.1%
Consumer Staples — 0.0%
Sonae SGPS SA	29,201	68

Energy — 0.0%
Galp Energia SGPS SA, Cl B	1,777	44

Utilities — 0.1%
EDP SA	12,507	68
Total Portugal		180

Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	62,391	217

Saudi Arabia — 0.1%
Energy — 0.1%
Saudi Arabian Oil Co	25,964	179

Singapore — 1.2%
Communication Services — 0.0%
IGG Inc	88,164	34

SEI Institutional Investments Trust	133

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Sea Ltd ADR*	201	$23

Consumer Staples — 0.1%
Sheng Siong Group Ltd	55,500	141

Financials — 0.5%
Hong Leong Finance Ltd	32,100	62
Oversea-Chinese Banking Corp Ltd	21,700	537
Sing Investments & Finance Ltd	42,950	53
Singapore Exchange Ltd	14,400	288
		940
Health Care — 0.0%
Haw Par Corp Ltd	5,000	58

Industrials — 0.3%
BRC Asia Ltd	68,700	229
HRnetgroup Ltd	14,000	8
Huationg Global Ltd	67,000	29
Nordic Group Ltd	15,400	7
Singapore Technologies Engineering Ltd	36,300	307
Tiong Woon Corp Holding Ltd	21,600	16
		596
Materials — 0.1%
Keppel Infrastructure Trust	181,300	74
OM Holdings Ltd	93,414	14
Tat Seng Packaging Group Ltd	6,100	4
		92
Real Estate — 0.2%
Suntec Real Estate Investment Trust‡	62,700	72
UOL Group Ltd	25,400	181
		253
Total Singapore		2,137

South Africa — 0.3%
Communication Services — 0.0%
Caxton and CTP Publishers and Printers Ltd	10,488	8

Consumer Discretionary — 0.1%
Combined Motor Holdings Ltd	18,954	46
Famous Brands Ltd	8,772	28
		74
Consumer Staples — 0.2%
Clicks Group Ltd	29,965	368
Rainbow Chicken	60,358	25
		393
Financials — 0.0%
Capitec Bank Holdings Ltd	250	72

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.0%
Hudaco Industries Ltd	1,330	$16
Total South Africa		563

South Korea — 4.0%
Consumer Discretionary — 0.1%
LG Electronics Inc	1,063	167
Nature Holdings Co Ltd/The	2,954	15
		182
Consumer Staples — 0.5%
APR Corp/Korea	395	134
LG H&H Co Ltd	2,794	638
Maeil Holdings Co Ltd	9,522	76
		848
Energy — 0.0%
HD Hyundai Co Ltd	452	72

Financials — 0.5%
Hana Financial Group Inc	427	42
KB Financial Group Inc	533	67
Meritz Financial Group Inc*	1,163	104
Mirae Asset Securities Co Ltd	2,757	69
Shinhan Financial Group Co Ltd	7,334	584
Woori Financial Group Inc	2,839	70
		936
Industrials — 0.9%
Doosan Bobcat Inc	12,618	572
Eusu Holdings Co Ltd	5,018	24
GS Holdings Corp	431	40
HD Hyundai Heavy Industries Co Ltd	179	59
HD Hyundai Marine Solution Co Ltd	986	149
HD Korea Shipbuilding & Offshore Engineering Co Ltd	223	57
LG Corp	7,092	616
SK Inc	58	23
SK Square Co Ltd	74	55
		1,595
Information Technology — 2.0%
Eugene Technology Co Ltd	190	18
Samsung Electro-Mechanics Co Ltd	70	74
Samsung Electronics Co Ltd	10,662	2,013
SK hynix Inc	1,153	1,396
WiSoL Co Ltd	10,974	49
		3,550
Materials — 0.0%
KG Eco Solution Co Ltd	1,637	7
Miwon Chemicals Co Ltd	1,840	14
SeAH Holdings Corp	7	–
		21
Total South Korea		7,204

134	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 1.5%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	7,154	$481
Melia Hotels International SA	8,042	93
		574
Energy — 0.1%
Repsol SA	4,603	147

Financials — 0.7%
Banco Santander SA	24,066	352
CaixaBank SA	51,939	792
Unicaja Banco SA	21,726	89
		1,233
Health Care — 0.0%
Prim SA	2,205	34

Industrials — 0.1%
ACS Actividades de Construccion y Servicios SA	1,240	146
Grupo Empresarial San Jose SA	10,474	94
		240
Utilities — 0.3%
Naturgy Energy Group SA	11,211	383
Solaria Energia y Medio Ambiente SA*	3,178	63
		446
Total Spain		2,674

Sweden — 1.5%
Consumer Discretionary — 0.1%
MIPS AB	1,738	68

Consumer Staples — 0.0%
Kopparbergs Bryggeri AB, Cl B	3,482	43

Health Care — 0.0%
Attendo AB	5,114	64

Industrials — 0.8%
Assa Abloy AB, Cl B	21,719	807
Atlas Copco AB, Cl A	2,777	60
Bravida Holding AB	4,225	62
Eolus AB, Cl B	3,944	19
Epiroc AB, Cl A	2,117	58
FM Mattsson AB, Cl B	67	1
Indutrade AB	4,275	112
Inission AB	2,657	19
Loomis AB, Cl B	1,726	97
Saab AB, Cl B	1,272	84
Sandvik AB	3,879	155
		1,474
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.6%
Enea AB*	6,283	$40
Hexagon AB, Cl B	67,042	698
Telefonaktiebolaget LM Ericsson ADR	17,167	173
Telefonaktiebolaget LM Ericsson, Cl B	8,692	88
		999
Total Sweden		2,648

Switzerland — 4.9%
Consumer Discretionary — 0.3%
Cie Financiere Richemont SA, Cl A	501	119
Lastminute.com NV	1,673	25
On Holding AG, Cl A*	1,484	42
Swatch Group AG/The	1,678	389
		575
Consumer Staples — 0.3%
Nestle SA	4,809	468

Financials — 1.2%
Julius Baer Group Ltd	9,118	847
Partners Group Holding AG	613	555
UBS Group AG	15,288	838
		2,240
Health Care — 1.7%
Galderma Group AG	3,903	810
Novartis AG	5,348	814
Roche Holding AG	3,076	1,341
Sandoz Group AG	895	75
		3,040
Industrials — 0.8%
ABB Ltd	12,840	1,258
Accelleron Industries AG	1,050	95
Carlo Gavazzi Holding AG*	51	10
Klingelnberg AG*	428	6
Orell Fuessli AG	109	19
SFS Group AG	425	71
VAT Group AG	75	56
		1,515
Information Technology — 0.2%
Logitech International SA	3,375	332

Materials — 0.3%
Holcim AG	1,248	109
Sika AG	1,528	363
		472
Real Estate — 0.1%
Allreal Holding AG	421	103
Total Switzerland		8,745

SEI Institutional Investments Trust	135

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Taiwan — 7.0%
Communication Services — 0.4%
Chunghwa Telecom Co Ltd	72,000	$309
Far EasTone Telecommunications Co Ltd	116,000	369
X-Legend Entertainment Co Ltd	8,000	21
		699
Consumer Discretionary — 0.0%
Allmind Holdings Corp	5,000	7
My Humble House Hospitality Management Consulting	12,000	14
Tofu Restaurant Co Ltd	5,000	28
		49
Consumer Staples — 0.0%
Farcent Enterprise Co Ltd	6,000	10
Shiny Brands Group Co Ltd	9,900	32
		42
Energy — 0.1%
Formosa Petrochemical Corp	70,000	162

Financials — 0.6%
Cathay Financial Holding Co Ltd	52,000	181
E.Sun Financial Holding Co Ltd	265,000	332
First Financial Holding Co Ltd	116,000	129
KGI Financial Holding Co Ltd	318,000	340
		982
Industrials — 0.2%
104 Corp	12,000	79
Bizlink Holding Inc	1,020	70
Kuen Ling Machinery Refrigerating Co Ltd	7,000	9
Rich Honour International Designs Co Ltd	20,000	27
Taiwan High Speed Rail Corp	70,000	57
United Integrated Services Co Ltd	2,000	67
		309
Information Technology — 5.5%
Accton Technology Corp	1,000	64
ACES Electronic Co Ltd	151	1
Asia Vital Components Co Ltd	1,000	108
ASROCK Inc	2,000	14
Data Image Corp	30,000	40
Delta Electronics Inc	5,000	290
Elite Material Co Ltd	1,000	173
Genesis Technology Inc/Taiwan	1,686	1
Global Lighting Technologies Inc	11,000	12
Global Unichip Corp	835	160
Himax Technologies Inc ADR	3,786	52
Hon Hai Precision Industry Co Ltd	63,000	496
King Slide Works Co Ltd	1,000	447
MediaTek Inc	6,165	763
Mitake Information Corp	4,000	8
Novatek Microelectronics Corp	12,000	204
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Parade Technologies Ltd	1,000	$18
Phison Electronics Corp	2,000	137
Realtek Semiconductor Corp	11,000	250
Silicon Motion Technology Corp ADR	324	80
Sonix Technology Co Ltd	9,000	17
Sunplus Technology Co Ltd*	49,000	39
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,858	1,187
Taiwan Semiconductor Manufacturing Co Ltd	67,000	5,035
United Microelectronics Corp	15,000	61
United Microelectronics Corp ADR	2,370	47
Zhen Ding Technology Holding Ltd	6,000	94
		9,798
Materials — 0.2%
Eternal Materials Co Ltd	29,000	75
TA Chen Stainless Pipe	85,000	131
Taiwan Hon Chuan Enterprise Co Ltd	27,000	112
Tung Ho Steel Enterprise Corp	45,000	115
		433
Total Taiwan		12,474

Thailand — 0.8%
Communication Services — 0.1%
Advanced Info Service PCL	14,900	159

Consumer Staples — 0.0%
Thai Union Feedmill PCL NVDR	116,400	22
Thai Wah PCL NVDR	16,600	2
		24
Energy — 0.1%
PTT Exploration & Production PCL NVDR	5,100	23
PTT PCL NVDR	117,600	144
Siamgas & Petrochemicals PCL NVDR	32,800	9
Thai Oil PCL NVDR	11,062	21
		197
Financials — 0.5%
Bangkok Bank PCL NVDR	35,000	201
Kasikornbank PCL NVDR	58,600	438
SCB X PCL	41,700	190
		829
Health Care — 0.0%
Ladprao General Hospital PCL	16,000	2

Industrials — 0.0%
Precise Corp PCL NVDR	195,200	18
SCG Decor PCL NVDR	113,800	18
Thoresen Thai Agencies PCL NVDR	314,900	54
		90
Materials — 0.1%
Eastern Polymer Group PCL NVDR	487,600	92

136	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
PTT Global Chemical PCL NVDR	26,400	$36
Thai Eastern Group Holdings PCL NVDR	63,500	6
Thantawan Industry PCL	7,600	5
		139

Real Estate — 0.0%
Pruksa Holding PCL NVDR	112,200	13
Total Thailand		1,453

Turkey — 0.2%
Consumer Staples — 0.0%
Migros Ticaret AS	3,826	42

Financials — 0.2%
Akbank TAS	148,086	220
Destek Finans Faktoring AS*	1,424	61
		281
Industrials — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,321	75
Total Turkey		398

United Arab Emirates — 0.3%
Energy — 0.1%
ADNOC Logistics & Services	52,612	99

Financials — 0.2%
Abu Dhabi National Insurance Co PSC	6,055	11
Emirates NBD Bank PJSC	16,168	132
First Abu Dhabi Bank PJSC	32,886	177
National Bank of Ras Al-Khaimah PSC/The	5,223	14
		334
Materials — 0.0%
Sharjah Cement & Industrial Development Co	81,887	33
Total United Arab Emirates		466

United Kingdom — 8.5%
Communication Services — 0.3%
WPP PLC	93,464	479

Consumer Discretionary — 1.5%
B&M European Value Retail plc	199,699	640
Barratt Redrow PLC	126,860	541
Burberry Group PLC*	25,263	366
InterContinental Hotels Group PLC	4,163	668
JD Sports Fashion PLC	433,967	504
		2,719
Consumer Staples — 1.9%
Diageo PLC	49,398	1,136
Imperial Brands PLC	10,810	370
J Sainsbury PLC	122,700	553
Reckitt Benckiser Group PLC	18,869	1,304
		3,363

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy — 1.1%
BP PLC ADR	13,118	$562
BP PLC	57,032	408
Shell PLC	23,526	1,082
		2,052
Financials — 1.0%
Allfunds Group Plc	6,515	67
Barclays PLC ADR	1,755	47
HSBC Holdings PLC	39,552	811
London Stock Exchange Group PLC	6,474	785
NatWest Group PLC	7,595	69
		1,779
Health Care — 0.8%
GSK PLC	26,258	661
Haleon PLC	149,269	744
		1,405
Industrials — 1.3%
Dialight PLC*	865	6
Diploma PLC	5,908	581
Experian PLC	18,480	753
Hargreaves Services PLC	484	6
Mears Group PLC	46,049	264
RELX PLC	19,665	713
		2,323
Information Technology — 0.2%
Halma PLC	8,243	401

Utilities — 0.4%
United Utilities Group PLC	35,333	681
Total United Kingdom		15,202

United States — 1.3%
Communication Services — 0.4%
Comcast Corp, Cl A	19,578	521
Spotify Technology SA*	253	138
		659
Consumer Staples — 0.0%
Molson Coors Canada Inc, Cl B	200	8

Energy — 0.0%
DHT Holdings Inc	4,844	95

Financials — 0.3%
Western Union Co/The	64,404	461

Health Care — 0.3%
BeOne Medicines Ltd, Cl H*	3,400	93
DENTSPLY SIRONA Inc	43,517	486
		579

SEI Institutional Investments Trust	137

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
Robert Half Inc	11,606	$526

Information Technology — 0.0%
Monday.com Ltd*	138	14

Materials — 0.0%
James Hardie Industries PLC*	2,052	61
Total United States		2,403

Total Common Stock
(Cost $140,858) ($ Thousands)		168,457

PREFERRED STOCK — 1.4%
Brazil — 0.5%
Energy — 0.2%
Petroleo Brasileiro SA - Petrobras(A)	52,700	456

Financials — 0.1%
Itau Unibanco Holding SA(A)	24,900	190

Utilities — 0.2%
Cia Energetica de Minas Gerais(A)	146,000	301
Total Brazil		947

Germany — 0.5%
Consumer Staples — 0.3%
Henkel AG & Co KGaA(A)	5,377	474

Health Care — 0.2%
Sartorius AG(A)	1,364	393

Materials — 0.0%
FUCHS SE(A)	1,493	70
Total Germany		937

South Korea — 0.4%
Information Technology — 0.4%
Samsung Electronics Co Ltd(A)	4,748	643

Total Preferred Stock
(Cost $2,383) ($ Thousands)		2,527
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
International Equity — 0.0%
iShares Core MSCI EAFE ETF	318	$32

Total Exchange-Traded Fund
(Cost $32) ($ Thousands)		32

	Number of Warrants
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028*	66	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	3,167,853	3,168
Total Cash Equivalent
(Cost $3,168) ($ Thousands)		3,168
Total Investments in Securities — 97.1%
(Cost $146,441) ($ Thousands)		$174,184

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI EAFE Index	12	Sep-2026	$1,932	$1,937	$5
MSCI Emerging Markets Index	12	Sep-2026	1,020	1,028	8
S&P TSX 60 Index	1	Sep-2026	293	307	7
			$3,245	$3,272	$20

138	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

A list of the open OTC swap agreement held by the Fund at August 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	787	$(207)	$–	$(207)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of August 31, 2026:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
35,028	HSBC HOLDINGS PLC	$652	$97	82.8%
2,855	ASTRAZENECA PLC	507	(60)	64.4
4,186	COCA	436	14	55.4
21,304	ROLLS	389	70	49.4
3,117	BNP PARIBAS	357	14	45.4
700	FAST RETAILING CO LTD	354	0	45.0
6,128	HALMA PLC	331	(44)	42.1
38,901	NATWEST GROUP PLC	321	55	40.8
9,540	COMPASS GROUP PLC	320	(28)	40.7
1,900	HOYA CORP	316	0	40.2
3,251	DIPLOMA PLC	305	21	38.8
7,833	SEVERN TRENT PLC	303	39	38.4
79,671	TELSTRA GROUP LTD	288	(17)	36.6
5,546	UBS GROUP AG	276	31	35.1
6,339	KLEPIERRE	266	16	33.8
1,115	GTT	263	14	33.4
1,400	ADVANTEST CORP	257	0	32.7
1,336	NEXT PLC	255	38	32.4
18,200	NICHIREI CORP	237	0	30.2
16,400	JAPAN POST HOLDINGS CO LTD	234	0	29.7
1,483	LEGRAND SA	233	0	29.7
3,952	COMPUTACENTER PLC	228	100	29.0
220	EMS CHEMIE I	222	(7)	28.3
9,912	CREDIT AGRICOLE	222	(10)	28.2
157,385	LLOYDS BANKING GROUP PLC	217	26	27.6
2,487	SANOFI	215	6	27.4
5,624	SUBSEA 7	207	0	26.4
669	THALES	200	(13)	25.5
2,100	TAISEI CORP	199	0	25.3
1,616	LONDON STOCK EXCHANGE GROUP	198	(2)	25.2
8,593	FISHER & PAYKEL HEALTHCARE C	193	22	24.6
3,800	HKEX	191	2	24.3
6,850	STANDARD CHARTERED PLC	181	28	23.0
763	CIE FINANCIERE RICHEMONT SA	180	1	22.9
6,400	MINEBEA MITSUMI INC	179	0	22.7
25,328	BARCLAYS PLC	163	11	20.8
596	GAMES WORKSHOP GROUP PLC	160	(14)	20.3
553	DEUTSCHE BOERSE AG	159	29	20.2
5,400	CANON INC	155	0	19.7
890	EURONEXT NV	153	16	19.5
8,900	HASEKO CORP	153	0	19.5
3,151	SWEDISH ORPHAN BIOVITRUM	146	0	18.6
4,600	AJINOMOTO CO INC	145	0	18.5
537	SWATCH GROUP I	144	(26)	18.3
4,400	DIC CORP	138	0	17.6

SEI Institutional Investments Trust	139

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
10,400	ASTELLAS PHARMA INC	$138	$0	17.5%
1,562	SOCIETE GENERALE	138	(8)	17.5
12,100	HAZAMA ANDO CORP	136	0	17.3
4,118	ELIS SA	127	(15)	16.1
240	MH MOET HENNESSY LOUIS VUITTON	124	2	15.8

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(18,500)	AMADA CO LTD	$(343)	$0	(43.6)%
(30,800)	LIXIL CORP	(342)	0	(43.5)
(31,736)	ORKLA A	(335)	1	(42.5)
(16,500)	UBE CORP	(327)	0	(41.5)
(10,724)	ASSOCIATED BRITISH FOODS PLC	(278)	(25)	(35.3)
(543,100)	GENTING SINGAPORE LIMITED	(261)	(6)	(33.1)
(13,700)	CHUBU ELECTRIC POWER CO INC	(234)	0	(29.7)
(5,330)	ELISA OYJ	(218)	0	(27.7)
(1,200)	HIROSE ELECTRIC CO LTD	(213)	0	(27.1)
(25,246)	TOKYO METRO CO LTD	(213)	0	(27.0)
(2,748)	WEST FRASER	(195)	6	(24.8)
(3,500)	ORACLE CORP JAPAN	(190)	0	(24.2)
(51,796)	TREASURY WINE ESTATES LTD	(179)	(20)	(22.8)
(151,743)	TAYLOR WIMPEY PLC	(162)	(16)	(20.6)
(20,120)	TATE & LYLE PLC	(153)	0	(19.5)
(2,732)	FISCHER N	(148)	(50)	(18.8)
(5,996)	SIGNIFY NV	(144)	44	(18.3)
(7,343)	ACERINOX S.A.	(143)	(13)	(18.2)
(7,291)	CAR GROUP LTD	(137)	(5)	(17.4)
(5,566)	BCE INC	(134)	3	(17.1)
(4,200)	TOKUYAMA CORP	(134)	0	(17.0)
(1,681)	ONEX CORP	(133)	(2)	(17.0)
(8,100)	NITORI HOLDINGS CO LTD	(132)	0	(16.7)
(5,756)	GREGGS PLC	(131)	(18)	(16.6)
(17,926)	YELLOW CAKE PLC	(130)	(15)	(16.6)
(5,111)	CDN APART UN	(130)	6	(16.5)
(2,382)	VOPAK NV	(125)	(8)	(15.9)
(778)	BKW SA	(122)	1	(15.5)
(3,728)	TOPPAN HOLDINGS INC	(119)	0	(15.1)
(7,683)	CVC CAPITAL PARTNERS PLC	(118)	(19)	(15.0)
(25,807)	BANK OF QUEENSLAND LTD	(115)	(6)	(14.6)
(4,500)	NICHICON CORP	(114)	0	(14.5)
(14,300)	SHO	(114)	0	(14.5)
(1,086)	AL SYDBANK	(110)	(1)	(13.9)
(11,700)	SG HOLDINGS CO LTD	(108)	0	(13.7)
(3,893)	RAMSAY HEALTH CARE LTD	(108)	(25)	(13.7)
(3,800)	OKUMA CORP	(103)	0	(13.1)
(41,666)	WEBUILD SPA	(103)	(6)	(13.0)
(680)	BCV N	(100)	(11)	(12.7)
(3,600)	TAIHEIYO CEMENT CORP	(99)	0	(12.6)
(10,581)	WORLEY LTD	(98)	15	(12.4)
(5,936)	NORTHLAND POWER INC	(97)	6	(12.3)
(15,821)	KINNEVIK B	(97)	0	(12.3)
(42,134)	ENDEAVOUR GROUP LTD/AUSTRALIA	(96)	2	(12.3)
(6,300)	JFRONT RETAILING CO LTD	(96)	0	(12.2)
(8,580)	KURARAY CO LTD	(95)	0	(12.1)
(1,565)	APERAM	(94)	10	(11.9)
(36,023)	B&M EUROPEAN VALUE RETAIL SA	(93)	(30)	(11.8)
(3,069)	SGH LTD	(93)	4	(11.8)
(15,500)	UNICHARM CORP	(90)	0	(11.4)

140	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Screened World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $179,414 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,841	$8,463	$(8,136)	$—	$—	$3,168	$23	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	141

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 93.9%
Argentina — 0.7%
Energy — 0.1%
Vista Energy SAB de CV ADR*	6,727	$481

Financials — 0.1%
Grupo Financiero Galicia SA ADR	27,084	1,185

Industrials — 0.3%
Corp America Airports SA*	82,327	1,932

Materials — 0.2%
Loma Negra Cia Industrial Argentina SA ADR*	144,315	1,450
Total Argentina		5,048

Australia — 0.3%
Materials — 0.3%
Anglogold Ashanti PLC	13,974	1,570
WIA Gold Ltd*	1,143,824	389
		1,959
Total Australia		1,959

Bangladesh — 0.6%
Financials — 0.4%
BRAC Bank PLC	5,461,629	2,764

Health Care — 0.2%
Square Pharmaceuticals PLC	1,006,221	1,776
Total Bangladesh		4,540

Brazil — 3.8%
Communication Services — 0.3%
TIM SA/Brazil	519,200	1,873

Consumer Discretionary — 0.5%
Arcos Dorados Holdings Inc, Cl A	37,244	295
Cogna Educacao SA	568,714	251
Construtora Tenda S/A	38,197	243
MercadoLibre Inc*	635	1,229
Ultrapar Participacoes SA	146,300	976
Vibra Energia SA	105,703	700
		3,694
Consumer Staples — 0.4%
Raia Drogasil SA	480,800	1,814
Sendas Distribuidora S/A	781,700	1,271
		3,085
Energy — 1.1%
Petroleo Brasileiro SA - Petrobras ADR, Cl A	416,221	7,242
PRIO SA/Brazil*	73,900	889
		8,131
Financials — 1.1%
B3 SA - Brasil Bolsa Balcao	240,900	758
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Banco Bradesco SA ADR	256,554	$842
Itau Unibanco Holding SA ADR	832,120	6,332
		7,932
Health Care — 0.1%
Fleury SA	158,355	599

Industrials — 0.2%
WEG SA	158,500	1,531

Materials — 0.0%
Gerdau SA ADR	89,157	411

Utilities — 0.1%
CPFL Energia SA	66,600	575
Total Brazil		27,831

Canada — 0.4%
Materials — 0.4%
Franco-Nevada Corp	10,200	2,684

Chile — 0.2%
Industrials — 0.2%
Latam Airlines Group SA ADR	13,259	660
Latam Airlines Group SA	21,695,945	560
		1,220
Total Chile		1,220

China — 13.8%
Communication Services — 1.8%
Baidu Inc ADR*	26,286	2,505
G-bits Network Technology Xiamen Co Ltd, Cl A	6,800	388
NetEase Inc	35,800	872
NetEase Inc ADR	9,266	1,128
Tencent Holdings Ltd	138,353	7,946
Weibo Corp ADR	28,465	194
		13,033
Consumer Discretionary — 3.6%
Alibaba Group Holding Ltd ADR	14,304	1,631
Alibaba Group Holding Ltd	384,200	5,491
Atour Lifestyle Holdings Ltd ADR	9,049	317
DPC Dash Ltd*	79,700	339
Geely Automobile Holdings Ltd	639,000	1,431
H World Group Ltd	111,800	524
Haier Smart Home Co Ltd, Cl A	1,478,200	4,034
Hangzhou Robam Appliances Co Ltd, Cl A	352,800	834
JD.com Inc ADR	184,638	5,214
Midea Group Co Ltd, Cl A	177,900	2,323
New Oriental Education & Technology Group Inc ADR	5,344	308
TAL Education Group ADR*	65,339	767
Trip.com Group Ltd ADR*	39,833	1,779

142	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vipshop Holdings Ltd ADR	119,486	$1,565
		26,557
Consumer Staples — 0.6%
Busy Ming Group Co Ltd, Cl H*	7,900	430
DaShenLin Pharmaceutical Group Co Ltd, Cl A	97,800	268
Health & Happiness H&H International Holdings Ltd	439,500	1,027
Uni-President China Holdings Ltd	862,000	816
Yifeng Pharmacy Chain Co Ltd, Cl A	565,700	1,925
		4,466
Energy — 0.1%
PetroChina Co Ltd, Cl H	374,000	485

Financials — 2.5%
Agricultural Bank of China Ltd, Cl H	887,000	716
China Construction Bank Corp, Cl H	3,724,000	4,501
China International Capital Corp Ltd, Cl H	241,600	693
China Life Insurance Co Ltd, Cl H	232,000	893
China Pacific Insurance Group Co Ltd, Cl H	200,600	772
China Taiping Insurance Holdings Co Ltd	134,600	362
Industrial & Commercial Bank of China Ltd, Cl H	3,183,000	3,065
New China Life Insurance Co Ltd, Cl H	99,500	587
PICC Property & Casualty Co Ltd	1,138,000	2,465
Ping An Insurance Group Co of China Ltd, Cl H	559,000	4,009
		18,063
Health Care — 0.7%
China Resources Pharmaceutical Group Ltd	283,500	162
Innovent Biologics Inc*	79,500	1,048
Jointown Pharmaceutical Group Co Ltd, Cl A	514,500	370
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	80,800	1,989
WuXi AppTec Co Ltd, Cl H	65,200	1,570
		5,139
Industrials — 3.1%
Airtac International Group	67,000	3,009
CITIC Ltd	458,000	766
Contemporary Amperex Technology Co Ltd, Cl A	160,347	8,665
COSCO SHIPPING Holdings Co Ltd, Cl H	478,550	1,050
Harbin Electric Co Ltd, Cl H	78,000	166
Hefei Meiya Optoelectronic Technology Inc, Cl A	391,000	936
Hongfa Technology Co Ltd, Cl A	299,600	1,543
JD Logistics Inc*	5,700	8
Shenzhen Inovance Technology Co Ltd, Cl A	106,200	977
Yangzijiang Shipbuilding Holdings Ltd	1,231,200	4,674
Yutong Bus Co Ltd, Cl A	152,300	675
		22,469
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Information Technology — 0.7%
Chaozhou Three-Circle Group Co Ltd, Cl A	28,300	$483
Lenovo Group Ltd	380,000	1,456
NAURA Technology Group Co Ltd, Cl A	8,000	833
Xiaomi Corp, Cl B*	208,800	733
Yangtze Optical Fibre & Cable Joint Stock Ltd Co, Cl H	36,500	772
Zhongji Innolight Co Ltd, Cl A	6,400	813
		5,090
Materials — 0.3%
Asia - Potash International Investment Guangzhou Co Ltd, Cl A	64,800	461
Tianqi Lithium Corp, Cl A*	26,599	197
Zangge Mining Co Ltd, Cl A	48,300	562
Zijin Mining Group Co Ltd, Cl H	230,000	1,073
		2,293
Real Estate — 0.4%
China Resources Land Ltd	680,500	2,602
Total China		100,197

Colombia — 0.0%
Financials — 0.0%
Grupo Cibest SA ADR	3,120	300

Democratic Republic of Congo — 0.3%
Materials — 0.3%
Ivanhoe Mines Ltd, Cl A*	228,312	1,994

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank - Egypt GDR	1,785,301	4,409
Commercial International Bank - Egypt	86,077	231
		4,640
Total Egypt		4,640
Ghana — 0.2%
Energy — 0.2%
Tullow Oil PLC*	4,058,341	1,158

Greece — 1.3%
Consumer Discretionary — 0.2%
JUMBO SA	41,569	1,253

Consumer Staples — 0.1%
Sarantis SA	44,765	749

Financials — 0.9%
Eurobank SA	728,651	3,865
Piraeus Bank SA	239,410	2,849
		6,714

SEI Institutional Investments Trust	143

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.1%
LAMDA Development SA*	140,667	$1,040
Total Greece		9,756

Hong Kong — 0.2%
Financials — 0.1%
Hong Kong Exchanges & Clearing Ltd	17,500	946

Information Technology — 0.1%
VTech Holdings Ltd	115,000	750
Total Hong Kong		1,696
Hungary — 0.3%
Financials — 0.3%
OTP Bank Nyrt	14,349	2,064

India — 6.6%
Consumer Discretionary — 0.4%
Bajaj Auto Ltd	7,297	930
Eicher Motors Ltd	6,927	578
FSN E-Commerce Ventures Ltd*	77,949	286
Lenskart Solutions Ltd*	38,706	269
TVS Motor Co Ltd	9,993	455
		2,518
Consumer Staples — 0.1%
Nestle India Ltd	17,019	268
United Breweries Ltd	43,749	601
		869
Energy — 0.5%
Aegis Logistics Ltd	82,578	1,096
Chennai Petroleum Corp Ltd	26,638	382
Oil & Natural Gas Corp Ltd	283,808	691
Oil India Ltd	73,037	371
Reliance Industries Ltd	64,033	858
		3,398
Financials — 2.7%
CRISIL Ltd	17,536	888
HDFC Bank Ltd	392,895	2,919
HDFC Bank Ltd ADR	164,661	3,738
ICICI Bank Ltd	93,581	1,425
ICICI Bank Ltd ADR	195,992	5,950
IDFC First Bank Ltd	331,136	299
IIFL Finance Ltd	57,920	393
Kfin Technologies Ltd	86,168	877
Kotak Mahindra Bank Ltd	394,865	1,736
Mahindra & Mahindra Financial Services Ltd	67,223	263
PNB Housing Finance Ltd	13,135	158
Power Finance Corp Ltd	67,012	236
South Indian Bank Ltd/The	839,182	402
Ujjivan Small Finance Bank Ltd*	689,666	500
		19,784
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 0.8%
Apollo Hospitals Enterprise Ltd	5,851	$546
Cipla Ltd/India	166,974	2,469
Gland Pharma Ltd	8,581	260
Global Health Ltd/India	8,830	137
Laurus Labs Ltd	16,320	328
Lupin Ltd	15,290	351
Natco Pharma Ltd	18,635	165
Neuland Laboratories Ltd	922	223
Zydus Lifesciences Ltd	99,999	1,219
		5,698
Industrials — 0.5%
Apar Industries Ltd	1,407	261
Bharat Heavy Electricals Ltd	69,009	320
Data Patterns India Ltd	20,977	995
Gujarat Pipavav Port Ltd	131,901	232
MTAR Technologies Ltd*	14,164	1,047
RR Kabel Ltd	31,303	962
		3,817
Information Technology — 0.7%
Infosys Ltd	66,394	791
Infosys Ltd ADR	97,724	1,178
Netweb Technologies India Ltd	14,094	767
Sterlite Technologies Ltd*	53,230	408
Tata Consultancy Services Ltd	61,211	1,540
Tech Mahindra Ltd	38,797	662
		5,346
Materials — 0.7%
Asian Paints Ltd	18,096	503
Chambal Fertilisers and Chemicals Ltd	49,848	214
Grasim Industries Ltd	14,294	506
Hindalco Industries Ltd	90,271	962
National Aluminium Co Ltd	302,818	1,213
Navin Fluorine International Ltd	3,780	344
Pidilite Industries Ltd	11,742	208
Solar Industries India Ltd	2,001	423
Vedanta Aluminium Metal Ltd	169,370	774
Vedanta Iron and Steel Ltd*	62,226	24
		5,171
Real Estate — 0.1%
Phoenix Mills Ltd/The	51,160	1,020

Utilities — 0.1%
Acme Solar Holdings Ltd	88,698	374
PTC India Ltd	103,390	164
Vedanta Power Ltd*	93,820	34
		572
Total India		48,193

144	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Indonesia — 2.1%
Consumer Staples — 0.5%
Cisarua Mountain Dairy PT TBK	7,135,900	$1,946
First Pacific Co Ltd	3,126,000	1,983
		3,929
Energy — 0.1%
Adaro Andalan Indonesia PT	435,800	266
Alamtri Resources Indonesia Tbk PT	1,662,800	267
		533
Financials — 0.8%
Bank Central Asia Tbk PT	4,938,000	1,803
Bank Rakyat Indonesia Persero Tbk PT	21,991,727	4,034
		5,837
Materials — 0.5%
Amman Mineral Internasional PT*	12,354,477	3,016
Aneka Tambang Persero Tbk PT	1,736,100	303
		3,319
Real Estate — 0.2%
Pakuwon Jati Tbk PT	80,700,984	1,275
Total Indonesia		14,893

Israel — 0.3%
Energy — 0.3%
Energean PLC	228,836	2,274

Italy — 0.2%
Consumer Staples — 0.2%
Coca-Cola HBC AG	21,592	1,329

Japan — 0.2%
Communication Services — 0.2%
Nexon Co Ltd	63,700	1,261

Kazakhstan — 2.1%
Energy — 0.7%
NAC Kazatomprom JSC GDR	74,363	5,350

Financials — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR	173,275	5,847

Industrials — 0.6%
Air Astana JSC GDR	647,431	3,950
Total Kazakhstan		15,147

Kenya — 1.3%
Financials — 1.3%
Equity Group Holdings PLC/Kenya	8,578,063	6,229
KCB Group PLC	4,504,600	3,271
		9,500
Total Kenya		9,500
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Malaysia — 0.4%
Consumer Staples — 0.1%
SD Guthrie Bhd	215,900	$341

Health Care — 0.3%
IHH Healthcare Bhd	975,200	1,996

Industrials — 0.0%
Sime Darby Bhd	347,600	224
Zetrix Ai Bhd	1,298,900	95
		319
Materials — 0.0%
Press Metal Aluminium Holdings Bhd	151,300	301
Total Malaysia		2,957

Mexico — 2.1%
Consumer Staples — 0.6%
Arca Continental SAB de CV	98,800	1,131
Coca-Cola Femsa SAB de CV ADR	9,451	1,051
Fomento Economico Mexicano SAB de CV ADR	8,376	1,009
Wal-Mart de Mexico SAB de CV	446,220	1,238
		4,429
Financials — 1.1%
Gentera SAB de CV	110,994	265
Grupo Financiero Banorte SAB de CV, Cl O	564,900	6,392
Qualitas Controladora SAB de CV	119,500	1,076
		7,733
Industrials — 0.2%
Grupo Aeromexico SAB de CV ADR*	92,412	1,341

Materials — 0.1%
Grupo Mexico SAB de CV, Ser B	51,220	700
Industrias Penoles SAB de CV	6,019	317
		1,017
Real Estate — 0.1%
Fibra Uno Administracion SA de CV‡	288,965	496
Total Mexico		15,016

Nigeria — 2.7%
Energy — 0.9%
SEPLAT Energy PLC	754,524	6,845

Financials — 1.8%
FCMB Group PLC	148,710,324	1,300
Guaranty Trust Holding Co PLC	60,852,279	6,049
Zenith Bank PLC	57,480,190	5,473
		12,822
Total Nigeria		19,667

SEI Institutional Investments Trust	145

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pakistan — 0.8%
Financials — 0.8%
Bank Alfalah Ltd	14,064,378	$2,973
Habib Bank Ltd	2,672,406	3,062
		6,035
Total Pakistan		6,035

Peru — 1.4%
Financials — 0.4%
Credicorp Ltd	7,342	2,690

Health Care — 0.3%
Auna SA, Cl A*	442,896	2,290

Materials — 0.7%
Cia de Minas Buenaventura SAA ADR	58,091	1,992
Hochschild Mining PLC	357,850	3,167
		5,159
Total Peru		10,139

Philippines — 1.9%
Consumer Staples — 0.2%
Century Pacific Food Inc	1,444,200	752
Philippine Seven Corp	819,200	434
		1,186
Industrials — 0.4%
Ayala Corp	278,789	2,215
International Container Terminal Services Inc	32,830	466
		2,681
Materials — 0.5%
OceanaGold Philippines Inc	5,839,200	3,337

Real Estate — 0.8%
Ayala Land Inc	10,920,600	2,715
Robinsons Land Corp	12,849,600	3,509
		6,224
Total Philippines		13,428

Poland — 1.7%
Consumer Discretionary — 0.2%
Allegro.eu SA*	92,296	1,127
Pepco Group NV	37,924	440
		1,567
Consumer Staples — 0.3%
ZABKA GROUP SA	299,623	2,537

Energy — 0.2%
ORLEN SA	26,455	1,093

Financials — 0.7%
Alior Bank SA	24,051	852
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Bank Polska Kasa Opieki SA	57,735	$4,017
Powszechny Zaklad Ubezpieczen SA	9,159	182
XTB SA	4,695	232
		5,283
Materials — 0.3%
KGHM Polska Miedz SA	21,199	2,034
Total Poland		12,514

Portugal — 0.2%
Consumer Staples — 0.2%
Jeronimo Martins SGPS SA	56,507	1,180

Qatar — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	46,287	161

Romania — 0.4%
Industrials — 0.4%
Electro-Alfa International SA	894,731	2,945

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR	556,416	–

Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*	30,008	–

Energy — 0.0%
LUKOIL PJSC ADR*	68,718	–
Surgutneftegas PJSC ADR*	416,721	–
		–
Financials — 0.0%
Moscow Exchange MICEX-RTS PJSC	945,410	–
Total Russia		–

Saudi Arabia — 0.5%
Communication Services — 0.1%
Etihad Etisalat Co	56,733	1,007

Energy — 0.1%
Saudi Arabian Oil Co	107,262	740

Financials — 0.3%
Banque Saudi Fransi	53,245	308
Riyad Bank	–	–
Saudi National Bank/The	144,561	1,655
		1,963
Total Saudi Arabia		3,710
Singapore — 0.0%
Industrials — 0.0%
Grab Holdings Ltd, Cl A*	65,521	232

146	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Slovenia — 0.7%
Financials — 0.7%
Nova Ljubljanska Banka dd GDR	97,185	$5,097

South Africa — 3.2%
Consumer Discretionary — 1.2%
Naspers Ltd, Cl N	182,302	8,913

Consumer Staples — 0.6%
Bid Corp Ltd	70,106	1,956
Shoprite Holdings Ltd	131,909	2,516
		4,472
Energy — 0.0%
Exxaro Resources Ltd	21,003	246

Financials — 0.9%
Absa Group Ltd	236,955	3,360
Discovery Ltd	53,915	863
Standard Bank Group Ltd	97,361	1,915
		6,138
Health Care — 0.2%
Aspen Pharmacare Holdings Ltd	113,843	1,117

Materials — 0.3%
Anglo American PLC	23,961	1,359
Gold Fields Ltd ADR	18,025	836
		2,195
Total South Africa		23,081
South Korea — 16.3%
Communication Services — 0.2%
KT Corp ADR	71,605	1,409

Consumer Discretionary — 1.2%
Hankook Tire & Technology Co Ltd	8,968	435
Hyundai Motor Co	1,144	337
Kia Corp	57,371	5,473
LG Electronics Inc	15,691	2,464
Youngone Corp	4,169	220
		8,929
Consumer Staples — 0.6%
APR Corp/Korea	5,024	1,701
Cosmecca Korea Co Ltd	5,468	598
KT&G Corp	3,804	495
Samyang Foods Co Ltd	1,073	1,201
		3,995
Energy — 0.1%
HD Hyundai Co Ltd	3,053	486
S-Oil Corp	3,762	412
		898
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Financials — 1.8%
DB Insurance Co Ltd	3,043	$402
Hana Financial Group Inc	87,531	8,697
KIWOOM Securities Co Ltd	1,546	311
Korea Investment Holdings Co Ltd	4,448	621
Samsung Fire & Marine Insurance Co Ltd	2,042	988
Samsung Life Insurance Co Ltd	2,962	658
Samsung Securities Co Ltd	7,111	455
Shinhan Financial Group Co Ltd	9,144	728
Woori Financial Group Inc	21,725	533
		13,393
Health Care — 0.1%
Celltrion Inc	7,207	996

Industrials — 4.7%
GS Holdings Corp	5,694	528
Hanwha Corp	5,674	559
HD Korea Shipbuilding & Offshore Engineering Co Ltd	3,430	870
Hyosung Heavy Industries Corp	263	566
Hyundai Rotem Co Ltd	19,432	1,927
LG Corp	17,512	1,521
LG Energy Solution Ltd*	1,309	361
LS Corp	2,060	466
LX INTERNATIONAL CORP	7,537	214
Samsung C&T Corp	17,457	4,750
Samsung E&A Co Ltd	20,107	689
SK Inc	14,919	5,884
SK Square Co Ltd	21,046	15,735
		34,070
Information Technology — 7.4%
Duk San Neolux Co Ltd*	15,965	398
Eugene Technology Co Ltd	7,059	682
HPSP Co Ltd	15,536	566
LEENO Industrial Inc	14,131	685
LG CNS Co Ltd	21,721	1,219
LG Innotek Co Ltd	1,369	637
Samsung Electro-Mechanics Co Ltd	1,351	1,425
Samsung Electronics Co Ltd	182,531	34,459
SIMMTECH Co Ltd	6,352	595
SK hynix Inc	10,648	12,887
		53,553
Materials — 0.2%
LG Chem Ltd	5,653	1,153
Total South Korea		118,396

Taiwan — 18.2%
Consumer Discretionary — 0.1%
Poya International Co Ltd	248,000	586

Financials — 1.1%
Cathay Financial Holding Co Ltd	678,000	2,363

SEI Institutional Investments Trust	147

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CTBC Financial Holding Co Ltd	2,400,000	$4,896
KGI Financial Holding Co Ltd	542,000	579
		7,838
Health Care — 0.3%
Pegavision Corp	42,000	529
PharmaEssentia Corp*	32,715	1,438
		1,967
Industrials — 0.8%
ETERNAL PRECISION MECHANICS Co Ltd	35,000	561
Eva Airways Corp	580,000	768
Evergreen Marine Corp Taiwan Ltd	137,000	1,009
Kaori Heat Treatment Co Ltd	19,000	702
Mega Union Technology Inc	13,996	316
Shihlin Electric & Engineering Corp	90,000	567
Sincere Navigation Corp	319,000	356
Voltronic Power Technology Corp	41,000	1,338
Wan Hai Lines Ltd	139,000	499
		6,116
Information Technology — 15.8%
Accton Technology Corp	29,000	1,857
Advantech Co Ltd	114,000	2,430
AP Memory Technology Corp	19,000	555
Asia Vital Components Co Ltd	23,686	2,556
ASPEED Technology Inc	2,100	1,063
Asustek Computer Inc	229,000	7,209
Chroma ATE Inc	17,000	1,051
Delta Electronics Inc	55,000	3,191
Elite Material Co Ltd	12,000	2,073
Gigabyte Technology Co Ltd	26,000	293
Gold Circuit Electronics Ltd	26,000	954
Hon Hai Precision Industry Co Ltd	198,912	1,567
Innodisk Corp	9,179	420
Jentech Precision Industrial Co Ltd	3,500	660
King Slide Works Co Ltd	3,000	1,340
Lite-On Technology Corp	53,000	509
MediaTek Inc	39,000	4,825
MPI Corp	4,000	646
Nan Ya Printed Circuit Board Corp	17,000	659
Nanya Technology Corp	45,000	770
Quanta Computer Inc	82,000	875
Sinbon Electronics Co Ltd	99,000	975
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,235	10,065
Taiwan Semiconductor Manufacturing Co Ltd	752,000	56,514
Wistron Corp	203,000	1,139
Wiwynn Corp	43,000	9,609
WPG Holdings Ltd	97,000	304
WT Microelectronics Co Ltd	52,000	321
Yageo Corp	34,000	584
		115,014
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.1%
Nan Ya Plastics Corp	61,000	$466
Total Taiwan		131,987

Thailand — 1.8%
Communication Services — 0.1%
Plan B Media Pcl NVDR	2,465,400	486

Consumer Discretionary — 0.1%
Central Retail Corp PCL NVDR	422,800	369
Central Retail Corp PCL	180,600	158
Com7 PCL, Cl F	353,500	316
		843
Energy — 0.3%
PTT Exploration & Production PCL NVDR	176,800	792
PTT Exploration & Production PCL	94,500	423
PTT PCL	269,600	331
Thai Oil PCL	206,700	399
		1,945
Financials — 0.9%
Kasikornbank PCL	125,000	935
Kasikornbank PCL NVDR	661,000	4,942
Kiatnakin Phatra Bank PCL	114,700	401
Krungthai Card PCL	377,100	423
		6,701
Health Care — 0.2%
Mega Lifesciences PCL	1,255,500	1,363

Industrials — 0.2%
Airports of Thailand PCL NVDR	155,200	297
Thai Airways International PCL	8,753,449	1,539
		1,836
Real Estate — 0.0%
Amata Corp PCL	229,500	227
Total Thailand		13,401

Turkey — 0.9%
Consumer Staples — 0.2%
BIM Birlesik Magazalar AS	103,587	870
Coca-Cola Icecek AS	78,587	123
Migros Ticaret AS	22,207	245
		1,238
Energy — 0.2%
Turkiye Petrol Rafinerileri AS	186,500	1,551

Financials — 0.2%
Haci Omer Sabanci Holding AS	568,119	1,095
Turkiye Sigorta AS	1,628,334	201
		1,296

148	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 0.3%
AG Anadolu Grubu Holding AS, Cl A	164,217	$108
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	116,200	784
KOC Holding AS	236,539	1,052
		1,944
Real Estate — 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,157,888	479
Total Turkey		6,508

Ukraine — 0.2%
Industrials — 0.2%
CSG NV*	73,252	1,542

United Arab Emirates — 1.6%
Energy — 0.2%
ADNOC Logistics & Services	873,064	1,641

Financials — 0.2%
First Abu Dhabi Bank PJSC	183,879	988

Industrials — 0.3%
Alec Holdings PJSC*	6,584,185	2,438

Real Estate — 0.9%
Emaar Development PJSC	532,258	1,843
Emaar Properties PJSC	1,610,192	4,687
		6,530
Total United Arab Emirates		11,597
United States — 0.2%
Consumer Discretionary — 0.1%
Laureate Education Inc, Cl A	13,897	521

Information Technology — 0.1%
Cognizant Technology Solutions Corp, Cl A	15,309	989
Total United States		1,510

Uzbekistan — 0.4%
Financials — 0.4%
National Investment Fund of the Republic of Uzbekistan JSC GDR*	82,034	2,994

Vietnam — 2.4%
Consumer Discretionary — 0.4%
Dien May Xanh Investment JSC	547,000	1,676
Mobile World Investment Corp	474,900	1,362
		3,038
Consumer Staples — 0.3%
Masan Group Corp*	819,300	2,202
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 1.0%
Military Commercial Joint Stock Bank	4,350,351	$3,503
Vietnam Technological & Commercial Joint Stock Bank	1,519,840	1,943
VPS Securities JSC*	1,406,560	1,639
		7,085
Information Technology — 0.3%
FPT Corp	592,500	1,659

Real Estate — 0.4%
Vinhomes JSC	1,114,800	3,110
Total Vietnam		17,094

Zambia — 0.4%
Materials — 0.4%
First Quantum Minerals Ltd*	91,664	3,048

Total Common Stock
(Cost $471,855) ($ Thousands)		681,923

PREFERRED STOCK — 2.2%
Brazil — 0.3%
Financials — 0.3%
Itausa SA(A)	815,000	2,051

Chile — 0.1%
Consumer Staples — 0.1%
Embotelladora Andina SA(A)	235,317	1,142

South Korea — 1.8%
Consumer Discretionary — 0.6%
Hyundai Motor Co(A)	22,062	3,058
LG Electronics Inc(A)	23,163	1,267
		4,325
Information Technology — 1.1%
Samsung Electronics Co Ltd(A)	59,896	8,112

Materials — 0.1%
LG Chem Ltd(A)	5,906	548
Total South Korea		12,985

Total Preferred Stock
(Cost $10,982) ($ Thousands)		16,178

	Number of Rights
RIGHTS — 0.0%
Financials — 0.0%
Military Commercial Joint Stock Bank,
Expires 09/10/2026 *	3,782,914	160

Total Rights
(Cost $—) ($ Thousands)		160

SEI Institutional Investments Trust	149

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	7,108,674	$7,109

Total Cash Equivalent
(Cost $7,109) ($ Thousands)		7,109

Total Investments in Securities — 97.1%
(Cost $489,946) ($ Thousands)		$705,370

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets Index	236	Sep-2026	$20,142	$20,191	$49
			$20,142	$20,191	$49

Percentages are based on Net Assets of $726,464 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2026.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,111	$34,198	$(32,200)	$—	$—	$7,109	$91	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

150	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.4%
Aerospace & Defense — 0.6%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
5.982%, CME Term SOFR + 3.250%, 10/30/2028 (A)(B)	$642	$643
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/01/2032 (A)	399	401
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 02/28/2031 (A)	176	177
TransDigm Inc., New Tranche K Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 03/22/2030 (A)	600	601
TransDigm Inc., Tranche M Term Loan
6.186%, CME Term SOFR + 2.500%, 08/19/2032 (A)	215	216
TransDigm Inc., Tranche N Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 02/13/2033 (A)	45	45
Zeus US Bidco, LLC, Delayed Term Loan
0.000%, 08/05/2033 (B)(C)	40	40
Zeus US Bidco, LLC, Term Loan B
0.000%, 08/05/2033 (A)(B)(C)	154	154
		2,277
Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.979%, CME Term SOFR + 2.250%, 04/20/2028 (A)	765	764
Automotive — 0.7%
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.758%, CME Term SOFR + 2.000%, 10/16/2031 (A)	601	601
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 05/06/2030 (A)	723	725
Holley Inc., Initial Term Loan, 1st Lien
7.551%, 11/17/2028 (B)	111	112
Tenneco Inc., Term A Loan, 1st Lien
8.583%, CME Term SOFR + 4.750%, 11/17/2028 (A)(B)	421	420
8.503%, 11/17/2028	1	1
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.750%, 01/30/2031 (A)	$811	$808
		2,667
Building & Development — 0.9%
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.186%, CME Term SOFR + 4.500%, 02/15/2031 (A)	426	355
CP Atlas Buyer, Inc., 2025 Term B Loan, 1st Lien
8.936%, CME Term SOFR + 5.300%, 07/08/2030 (A)	313	269
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
6.732%, CME Term SOFR + 3.000%, 06/17/2031 (A)(B)	425	369
Pioneer Opco, LLC, Term B Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 05/15/2033 (A)	535	539
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 02/10/2032 (A)	499	499
Radnet Management, Inc., 2026 Refinancing Term Loan, 1st Lien
5.764%, CME Term SOFR + 2.000%, 04/18/2031 (A)	615	614
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.536%, CME Term SOFR + 3.750%, 10/16/2028 (A)(B)	286	271
Tiger Acquisition, LLC, 2026 Incremental Term Loan, 1st Lien
6.436%, 08/23/2032 (D)	515	516
Tiger Acquisition, LLC, August 2025 Incremental Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 08/23/2032 (A)	224	225
		3,657
Business Equipment & Services — 4.5%
Access CIG, LLC, 2025 Refinancing Term Loan, 1st Lien
7.823%, CME Term SOFR + 4.000%, 08/19/2030 (A)	767	681
ADI Global Distribution Funding LLC, Initial Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 07/01/2033 (A)(B)	415	416
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan
5.686%, 08/12/2032	1,102	1,101

SEI Institutional Investments Trust	151

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allium Buyer LLC, Initial Term Loan
0.000%, 09/23/2031 (B)(C)	$410	$408
AmSpec Parent, LLC, Amendment No. 2 Other Term Loan, 1st Lien
6.732%, CME Term SOFR + 3.000%, 12/22/2031 (A)	394	395
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 09/23/2031 (A)	349	350
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 05/23/2031 (A)	348	348
Asplundh Tree Expert, LLC, Amendment No. 5 Refinancing Term Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 05/30/2033 (A)	267	266
Bach Finance Limited, Fifteenth Amendment Dollar Term Loan, 1st Lien
6.017%, CME Term SOFR + 2.250%, 01/09/2032 (A)	638	637
BW Holding, Inc., Tranche B Term Loan
8.388%, 12/14/2030 (B)	324	137
Carroll County Energy LLC, Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 06/30/2031 (A)	385	386
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 11/02/2029 (A)(B)	96	96
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.686%, CME Term SOFR + 4.000%, 04/26/2029 (A)	531	512
Ensemble RCM, LLC, Closing Date Term Loan
6.823%, CME Term SOFR + 3.000%, 02/09/2033 (A)	610	610
Ensono, Inc., Initial Term Loan, 1st Lien
7.801%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,049	1,044
Examworks Bidco Inc., 2026 Refinancing Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 02/06/2033 (A)	868	871
Fortna Group, Inc., Delayed Draw Term Loan, 1st Lien
11.259%, CME Term SOFR + 7.500%, 08/31/2027 (A)(B)(D)	15	14
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Fortna Group, Inc., Initial Term Loan, 1st Lien
11.238%, CME Term SOFR + 7.500%, 08/31/2027 (A)(D)	$50	$44
Fortna Group, Inc., Subsequent Delayed Draw Term Loan
0.000%, 08/31/2027 (B)(C)(D)	6	6
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 06/02/2031 (A)	884	841
Green Infrastructure Partners Inc., Initial Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 09/24/2032 (A)	404	405
Hill Top Energy Center, LLC, Term B Advance, 1st Lien
6.482%, CME Term SOFR + 2.750%, 06/26/2032 (A)(B)	482	484
Inspired Finco Holdings Limited
6.573%, CME Term SOFR + 2.750%, 02/28/2031 (A)(B)	422	422
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 12/15/2030 (A)	746	749
Leia Finco US LLC, Initial Term Loan, 1st Lien
6.988%, CME Term SOFR + 3.250%, 10/09/2031 (A)	492	463
Medline Borrower, LP, Seventh Amendment Refinancing Term Loan
5.186%, CME Term SOFR + 1.500%, 05/30/2033 (A)	869	867
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
6.418%, CME Term SOFR + 2.750%, 12/31/2032 (A)	167	167
Project Castle Inc., Initial Term Loan, 1st Lien
9.225%, CME Term SOFR + 5.500%, 06/01/2029 (A)	25	1
Project Castle, Inc., Initial Term Loan, 1st Lien
9.225%, CME Term SOFR + 5.500%, 06/01/2029 (A)	767	45
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
6.186%, CME Term SOFR + 3.000%, 07/31/2031 (A)	218	218

152	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sharp Services, LLC, Tranche E Term Loan, 1st Lien
6.732%, CME Term SOFR + 3.000%, 09/29/2032 (A)	$947	$952
Signia Aerospace, LLC, 2026 Initial Term Loan, 1st Lien
6.196%, CME Term SOFR + 2.500%, 12/11/2031 (A)	150	151
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 08/31/2028 (A)	849	699
TK Elevator Midco GmbH, Facility B (USD), 1st Lien
6.704%, CME Term SOFR + 2.750%, 04/30/2030 (A)	271	273
TK Elevator Midco GmbH, Facility B2
6.704%, 04/30/2030	473	476
TransMontaigne Operating Company L.P., Tranche B Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 03/16/2030 (A)	500	501
VeriFone Systems, Inc., 2025-1 Term Loan, 1st Lien
9.584%, CME Term SOFR + 5.250%, 08/18/2028 (A)	282	270
Vital Bidco AB, Facility B (USD)
0.000%, 08/29/2033 (B)(C)	420	416
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
5.686%, 10/22/2029 (D)	639	640
WEX Inc., Term B-2 Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 03/31/2028 (A)	185	185
WhiteWater Matterhorn Holdings, LLC, 2026 Incremental Term Loan, 1st Lien
5.500%, CME Term SOFR + 1.750%, 06/16/2032 (A)(B)	570	566
		18,113
Cable & Satellite Television — 0.7%
Altice France S.A., USD TL-12 Loan
8.804%, 10/30/2028 (B)	328	328
Altice France S.A., USD TL-13 Loan
0.000%, 05/14/2029 (B)(C)	286	287
Discovery Global Holdings, Inc., Initial Dollar Term Loan
6.186%, 06/03/2033 (A)	392	393
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.523%, CME Term SOFR + 5.750%, 06/30/2028 (A)	254	253
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Endeavor Group Holdings, Inc., Term Loan B
6.436%, CME Term SOFR + 3.000%, 03/24/2032 (A)(B)	$261	$262
Gray Television Inc., Term D Loan, 1st Lien
6.820%, 12/01/2028	253	253
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.186%, CME Term SOFR + 4.500%, 10/17/2031 (A)	593	536
Nexstar Media Inc., Term B-7 Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 03/18/2033 (A)	215	216
Virgin Media Bristol LLC, Facility Y, 1st Lien
6.967%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	303
		2,831
Cargo Transport — 0.3%
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 08/15/2030 (A)	733	733
QXO Building Products, Inc., 2026 Incremental Term B Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 07/01/2033 (A)	500	499
		1,232
Chemicals & Plastics — 1.1%
ARC Falcon I Inc., Initial Term B Loan, 1st Lien
8.206%, CME Term SOFR + 4.500%, 04/01/2033 (A)	309	299
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
11.614%, CME Term SOFR + 7.750%, 11/24/2028 (A)(D)	39	30
Bond German BidCo 2 GmbH, Initial Term B-1 Loan, 1st Lien
7.244%, CME Term SOFR + 3.500%, 06/29/2033 (A)	320	322
CoorsTek, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
6.228%, CME Term SOFR + 2.500%, 10/28/2032 (A)	471	473
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.341%, 08/01/2029 (B)	594	113
Herens Holdco SARL, Facility B
7.757%, 07/03/2028 (A)	341	325
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 02/19/2030 (A)	368	347

SEI Institutional Investments Trust	153

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Restatement Date Term Loan, 1st Lien
6.499%, CME Term SOFR + 2.750%, 08/13/2031 (A)	$1,141	$1,135
Tronox Finance LLC, 2024 B2 Term Loan (FIrst Lien), 1st Lien
5.982%, CME Term SOFR + 2.300%, 04/04/2029 (A)	306	249
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 09/30/2031 (A)	106	82
6.232%, CME Term SOFR + 2.500%, 09/30/2031 (A)	136	106
USALCO, LLC, 2025 Initial Term Loan
7.264%, 09/30/2031	544	547
Wilsonart LLC, Initial Term Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 08/05/2031 (A)	361	316
		4,344
Conglomerates — 0.1%
Agiliti Health Inc., Term Loan, 1st Lien
6.752%, CME Term SOFR + 3.000%, 05/01/2030 (A)	553	536

Containers & Glass Products — 0.2%
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
7.436%, CME Term SOFR + 4.000%, 02/01/2029 (A)	439	442
Pretium PKG Holdings, Inc., First-Out Term Loan, 1st Lien
8.984%, CME Term SOFR + 5.250%, 03/02/2031 (A)	202	199
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.484%, CME Term SOFR + 5.750%, 03/01/2032 (A)	91	74
		715
Ecological Services & Equipment — 0.5%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.800%, 12/29/2028 (A)	760	305
EnergySolutions, LLC, Term Loan B
0.000%, 07/23/2033 (A)(B)(C)	443	447
Enstall Group B.V., Facility B2
9.261%, 08/31/2030	98	73
GFL Environmental Services Inc., Term Loan
6.156%, CME Term SOFR + 2.500%, 03/03/2032 (A)	605	606
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 02/27/2032 (A)(D)	$495	$495
		1,926
Electronics/Electrical — 3.8%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.750%, 02/24/2031 (A)	642	632
athenahealth Group Inc., Fourth Amendment Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 02/16/2032 (A)	255	255
Bending Spoons US Inc., Amendment No. 4 Dollar Term Loan
9.276%, 03/07/2031	114	114
Bending Spoons US Inc., Tranche B Term Loan, 1st Lien
9.276%, CME Term SOFR + 5.875%, 03/07/2031 (A)	418	421
Calabrio, Inc., First Out Term Loan, 1st Lien
7.686%, CME Term SOFR + 4.000%, 11/26/2032 (A)	159	121
CCC Intelligent Solutions Inc., Initial Term Loan
5.686%, 01/23/2032	539	538
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 07/06/2029 (A)	609	305
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan
6.982%, 08/13/2032 (A)	687	652
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 08/13/2032 (A)	2	2
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (A)	280	267
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.494%, CME Term SOFR + 3.500%, 09/29/2028 (A)	672	647
Construction Partners, Inc., Amendment No. 1 Term Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 11/03/2031 (A)(B)	188	188

154	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Coreweave Financing DDTL V, LLC, Delayed Draw Loan, 1st Lien
8.150%, SOFR + 4.500%, 11/15/2031 (A)	$245	$247
Coreweave Financing DDTL V-V, LLC, Delayed Draw Loan, 1st Lien
9.151%, CME Term SOFR + 5.500%, 09/01/2031 (A)	118	118
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.823%, CME Term SOFR + 3.000%, 02/04/2033 (A)	762	735
Delta Topco, Inc., Fourth Amendment Refinancing Term Loan, 1st Lien
6.402%, CME Term SOFR + 2.750%, 11/30/2029 (A)	65	63
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
8.902%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	258
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
6.186%, CME Term SOFR + 3.000%, 10/09/2029 (A)	455	445
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
8.436%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	291
Epicor Software Corporation, Term F Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 05/30/2031 (A)	920	899
Ivanti Security Holdings LLC, Initial Term Loan, 1st Lien
9.501%, CME Term SOFR + 5.800%, 06/01/2029 (A)(B)	434	423
Level 3 Financing, Inc., Term B-5 Refinancing Loans
6.436%, 03/29/2032	280	281
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 03/01/2029 (A)	276	260
Motus Group, LLC, Initial Term Loan, 1st Lien
7.514%, CME Term SOFR + 3.750%, 12/11/2028 (A)	194	162
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.823%, CME Term SOFR + 6.000%, 02/01/2029 (A)	203	196
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.223%, CME Term SOFR + 4.250%, 02/01/2029 (A)	$922	$483
PointClickCare Technologies Inc., 2025 Term Loan
6.573%, 11/03/2031	838	834
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.084%, CME Term SOFR + 4.000%, 06/02/2028 (A)	924	855
Project Ruby Ultimate Parent Corp., Incremental B-1 Loan, 2nd Lien
9.051%, 03/12/2029 (D)	310	310
Project Ruby Ultimate Parent Corp., Incremental Term B-5 Loan, 1st Lien
6.551%, CME Term SOFR + 2.800%, 03/10/2028 (A)	746	746
Proofpoint, Inc., 2026 Extended Term Loan, 1st Lien
8.249%, CME Term SOFR + 4.500%, 08/31/2030 (A)(B)	461	455
Proofpoint, Inc., Term Loan (Add-On)
6.732%, 08/31/2028 (B)	80	79
Pushpay USA Inc., Repriced 2025 Term Loan
7.481%, 08/15/2031 (D)	287	259
QTS Thunder Managing Issuer, LLC, Term Loan, 1st Lien
6.025%, CME Term SOFR + 2.250%, 07/22/2033 (A)(B)	562	558
Quartz Holding Company, Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.500%, 10/02/2028 (A)(D)	589	545
RealPage, Inc., Initial Term Loan, 1st Lien
6.994%, CME Term SOFR + 3.000%, 04/24/2028 (A)	661	650
TKO Worldwide Holdings, LLC, Additional Term B-7 Loan, 1st Lien
5.507%, CME Term SOFR + 1.750%, 11/21/2031 (A)	781	780
VS Buyer, LLC, 2025-1 Initial Term Loan, 1st Lien
6.073%, CME Term SOFR + 2.250%, 04/12/2031 (A)	372	365
		15,439
Financial Intermediaries — 6.0%
ACP Tara Holdings, Inc., Additional 2026 Refinancing Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/15/2032 (A)	544	545

SEI Institutional Investments Trust	155

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AL GCX Fund VIII Holdings, LLC, Initial Term Loan, 1st Lien
5.901%, CME Term SOFR + 2.250%, 12/17/2032 (A)(B)	$250	$249
AL GCX Holdings, LLC, Initial Term Loan
5.901%, CME Term SOFR + 2.250%, 12/17/2032 (A)	600	600
Argent Midco SAS, Facility B
6.232%, CME Term SOFR + 2.500%, 11/12/2032 (A)	350	351
Bausch + Lomb Corporation, Fourth Amendment Term Loan, 1st Lien
7.436%, CME Term SOFR + 3.750%, 01/15/2031 (A)	884	889
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
6.073%, CME Term SOFR + 3.750%, 07/01/2031 (A)(B)	153	154
6.014%, CME Term SOFR + 3.750%, 07/01/2031 (A)	9	9
5.936%, CME Term SOFR + 3.750%, 07/01/2031 (A)	7	6
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.500%, 07/01/2031 (A)(B)	326	327
Chicago US Midco III, LP, Closing Date Term Loan, 1st Lien
3.686%, CME Term SOFR + 2.500%, 11/01/2032 (A)	426	422
Cogentrix Finance Holdco I, LLC, Repricing Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 02/26/2032 (A)	445	445
CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan
5.686%, CME Term SOFR + 2.000%, 05/17/2031 (A)	763	762
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.750%, 08/20/2031 (A)	851	852
Disco Parent, Inc., Term Loan
6.764%, 08/06/2032	215	214
ECL Entertainment, LLC, 2025 Refinancing Term B Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 08/30/2030 (A)	575	577
EOC Borrower, LLC, Term A Loan, 1st Lien
7.436%, CME Term SOFR + 3.750%, 03/24/2028 (A)	188	187
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.750%, 09/15/2031 (A)	$294	$291
Gainwell Acquisition Corp., 2026 Refinancing Term Loan, 1st Lien
8.223%, CME Term SOFR + 4.500%, 08/19/2031 (A)	580	582
Genmab A/S, Amendment No. 1 Term B Loan, 1st Lien
5.732%, CME Term SOFR + 2.000%, 12/13/2032 (A)	732	731
Herschend Entertainment Company, LLC, 2026 Incremental Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 05/27/2032 (A)	614	616
Hightower Holding, LLC, Amendment No. 10 Replacement Term Loan
6.509%, 02/03/2032	899	897
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.446%, CME Term SOFR + 2.750%, 11/13/2031 (A)	274	262
Jupiter Borrower, Inc., Term Loan B
6.482%, CME Term SOFR + 2.750%, 06/30/2033 (A)	249	250
Karman Holdings Inc., July 2026 Refinancing Term Loan, 1st Lien
6.061%, CME Term SOFR + 2.250%, 04/01/2032 (A)(B)	580	582
Lernen Bidco Limited, Facility B3 (USD), 1st Lien
7.010%, CME Term SOFR + 3.500%, 10/27/2031 (A)	496	484
Life Time, Inc., 2026 Refinancing Term Loan, 1st Lien
5.390%, CME Term SOFR + 1.750%, 11/05/2031 (A)	471	470
LSF12 Crown US Commercial Bidco, LLC, 2026-2 Refinancing Term Loan, 1st Lien
6.243%, CME Term SOFR + 2.500%, 12/02/2031 (A)(B)	558	561
Madison IAQ LLC, 2026 Repriced Incremental Term Loan, 1st Lien
5.470%, CME Term SOFR + 1.750%, 05/06/2032 (A)	554	553
Osmosis Buyer Limited, Initial Term B USD Loan, 1st Lien
6.206%, CME Term SOFR + 2.500%, 07/05/2033 (A)	723	726
OVG Business Services, LLC, Initial Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 06/25/2031 (A)	865	869

156	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Paint Intermediate III, LLC, Initial Term B Loan, 1st Lien
6.761%, 10/09/2031	$352	$352
Pinnacle Buyer, LLC, Initial Term B Loan, 1st Lien
6.234%, CME Term SOFR + 2.500%, 10/01/2032 (A)	381	382
Raising Cane's Restaurants, L.L.C. , Second Amendment New Term Loan, 1st Lien
5.651%, CME Term SOFR + 2.000%, 06/06/2033 (A)(B)	400	397
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 11/19/2031 (A)	271	270
Resilience Parent, LLC
6.232%, CME Term SOFR + 2.500%, 02/28/2033 (A)	856	856
Rhaegal Holdco B.V., Holdco Facility 2
12.000%, 08/31/2029	70	21
Shift4 Payments, LLC, Amendment No. 3 Refinancing Term Loan, 1st Lien
5.732%, CME Term SOFR + 2.000%, 07/03/2032 (A)	719	719
Speed Midco 3 S.a r.l., Facility B (USD), 1st Lien
6.195%, CME Term SOFR + 2.500%, 10/07/2032 (A)	547	546
Spring Education Group, Inc., Initial Term Loan
6.982%, CME Term SOFR + 4.500%, 10/04/2030 (A)	663	663
Team.blue Finco SARL, USD Additional Facility, 1st Lien
6.982%, CME Term SOFR + 3.250%, 07/12/2032 (A)	249	242
Trilon Group, LLC, Delayed Draw Term Loan, 1st Lien
7.253%, CME Term SOFR + 3.500%, 06/13/2033 (A)(B)	17	17
Trilon Group, LLC, Term Loan, 1st Lien
7.253%, CME Term SOFR + 3.500%, 06/13/2033 (A)(B)	1,049	1,049
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 12/30/2032 (A)	694	692
Victory Buyer LLC
6.686%, CME Term SOFR + 3.000%, 02/13/2033 (A)	773	776
Wash Bidco Inc., Initial Term Loan
6.686%, 09/10/2032 (A)	614	617
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Whatabrands LLC, Initial Term B Loan, 1st Lien
6.392%, CME Term SOFR + 2.750%, 08/13/2033 (A)(B)	$432	$433
WIN Waste Innovations Holdings Inc., New Term B-3 Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 04/03/2029 (A)(B)	855	855
Xplor T1, LLC, Second Amendment Term Loan, 1st Lien
7.157%, CME Term SOFR + 3.500%, 12/01/2032 (A)(D)	789	751
		24,101
Food Service — 0.6%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan
5.436%, CME Term SOFR + 1.750%, 06/22/2030 (A)	855	856
Belden Inc., Initial Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 07/01/2033 (A)	340	341
Chobani, LLC, 2025-2 New Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 10/28/2032 (A)	822	825
Froneri International Limited, Facility B6, 1st Lien
6.454%, 09/30/2032	420	418
		2,440
Food/Drug Retailers — 0.2%
Eagle Parent Corp., Initial Term Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 04/02/2029 (A)	587	590
Prestige Brands, Inc., Term B Loan
5.686%, CME Term SOFR + 2.000%, 06/13/2033 (A)	400	402
		992
Forests Products — 0.2%
Enviva, LLC, Initial Term Loan
10.524%, 12/06/2029	977	982

Health Care — 2.7%
Aveanna Healthcare LLC, 2026 Refinancing Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 09/17/2032 (A)	665	667
BIP PipeCo Holdings LLC, Initial Term Loan, 1st Lien
5.730%, CME Term SOFR + 2.250%, 12/06/2030 (A)	183	183

SEI Institutional Investments Trust	157

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.073%, CME Term SOFR + 2.500%, 11/08/2032 (A)(B)	$1,124	$1,128
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
5.436%, CME Term SOFR + 2.000%, 07/26/2031 (A)	44	44
Confluent Medical Technologies, Inc., 2025 Refinancing Term B loan, 1st Lien
6.732%, 02/17/2032	480	482
CQP Holdco LP, Amendment No. 7 Refinancing Term Loan, 1st Lien
5.482%, CME Term SOFR + 1.750%, 12/31/2032 (A)	653	650
Databricks, Inc., 2026 Term Loan, 1st Lien
8.147%, CME Term SOFR + 4.500%, 01/05/2032 (A)(D)	463	462
Global Medical Response, Inc., Initial Term Loan, 1st Lien
6.909%, CME Term SOFR + 3.500%, 10/01/2032 (A)	611	614
Grifols International Services Designated Activity Company, Dollar Tranche B Term Loan, 1st Lien
6.187%, CME Term SOFR + 2.500%, 04/14/2033 (A)	203	204
Hologic, Inc., USD Initial Term B Loan, 1st Lien
5.995%, CME Term SOFR + 2.250%, 04/07/2033 (A)	794	783
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.132%, CME Term SOFR + 2.500%, 01/08/2029 (A)	337	338
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
7.503%, CME Term SOFR + 3.750%, 05/17/2031 (A)	506	484
Mamba Purchaser, Inc., Sixth Amendment Term Loan, 1st Lien
6.438%, CME Term SOFR + 2.750%, 10/14/2031 (A)	1,102	1,102
Opal Holdco 4 SAS, Facility B6, 1st Lien
6.232%, CME Term SOFR + 2.500%, 04/28/2032 (A)	740	744
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 12/12/2031 (A)	720	722
QuidelOrtho Corporation, Term A Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 08/21/2030 (A)	133	126
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
QuidelOrtho Corporation, Term B Loan
7.686%, 08/20/2032	$457	$442
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan
6.186%, 12/19/2030	646	648
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan
7.823%, 06/30/2028 (B)	748	747
WCG Intermediate Corp., 2026 Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 02/25/2032 (A)	317	317
		10,887
Industrial Equipment — 1.0%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.823%, CME Term SOFR + 2.750%, 08/19/2031 (A)	332	332
5.686%, CME Term SOFR + 2.250%, 08/19/2031 (A)	112	113
Avalara, Inc., First Amendment Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.750%, 03/26/2032 (A)(B)	440	431
JBT Marel Corporation, First Amendment Term Loan
5.436%, 01/02/2032	238	239
Merlin Buyer Inc., Term Loan, 1st Lien
7.732%, CME Term SOFR + 4.000%, 04/15/2033 (A)	640	644
Pathfinder Power, LLC, Term Loan B
0.000%, 06/22/2033 (B)(C)	760	759
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 03/31/2031 (A)	409	411
Resonetics, LLC, 2025 Specified Refinancing Term Loan, 1st Lien
6.583%, CME Term SOFR + 2.750%, 06/18/2031 (A)	–	—
TMK Hawk Parent, Corp., Initial Tranche B Loan
7.686%, 07/02/2029 (D)	563	281
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, FIXED + 0.110%, 12/15/2031 (A)(D)	21	21
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
5.706%, CME Term SOFR + 2.250%, 01/27/2031 (A)	999	999
		4,230

158	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Insurance — 1.1%
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 11/06/2030 (A)(B)	$365	$309
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan
6.186%, 09/19/2031	484	483
AmWINS Group, Inc., 2026 Refinancing Term Loan
5.732%, CME Term SOFR + 2.000%, 01/30/2032 (A)	396	392
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.073%, CME Term SOFR + 4.250%, 09/19/2030 (A)	461	456
Asurion, LLC, New Term B-14 Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.750%, 02/23/2033 (A)	100	96
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
6.186%, CME Term SOFR + 3.000%, 06/13/2031 (A)	308	303
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.800%, 06/13/2031 (A)	23	23
CFC Bidco 2022 Limited, Term Loan B
7.234%, 07/01/2032	673	648
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 02/15/2031 (A)(B)	19	18
HIG Finance 2 Limited, 2025-3 Dollar Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 04/18/2030 (A)	529	501
Jackson Generation, LLC, Term B Advance, 1st Lien
6.230%, CME Term SOFR + 2.500%, 07/08/2033 (A)	335	335
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
5.686%, CME Term SOFR + 2.250%, 09/15/2031 (A)	200	199
Sotera Health Holdings, LLC, 2026 Refinancing Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 05/30/2031 (A)	447	448
USI, Inc., 2024-C Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 09/29/2030 (A)	79	79
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
USI, Inc., 2024-D Term Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 11/21/2029 (A)	$50	$50
		4,340
Leisure Goods/Activities/Movies — 0.6%
Alterra Mountain Company, Series B-8 Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 05/31/2030 (A)	192	192
Formula One Management Limited, Facility B, 1st Lien
5.482%, CME Term SOFR + 2.000%, 09/30/2031 (A)	1,106	1,106
Live Nation Entertainment, Inc., Initial Term B Loan, 1st Lien
5.652%, CME Term SOFR + 2.000%, 10/21/2032 (A)	363	363
Oak-Eagle Acquireco, Inc., Term Loan B1
7.251%, CME Term SOFR + 3.500%, 08/04/2033 (A)	199	201
Oak-Eagle Acquireco, Inc., Tranche A-1 Term Loan, 1st Lien
6.251%, CME Term SOFR + 2.500%, 08/04/2029 (A)(B)	55	55
Oak-Eagle Acquireco, Inc., Tranche A-2 Term Loan, 1st Lien
6.501%, CME Term SOFR + 2.750%, 08/04/2031 (A)(B)	50	50
Recess Holdings, Inc., Initial Term Loan, 1st Lien
7.560%, CME Term SOFR + 3.750%, 02/20/2030 (A)	285	285
		2,252
Lodging & Casinos — 0.8%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 02/06/2030 (A)	356	347
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 02/06/2031 (A)	326	313
Four Seasons Holdings Inc., 2026 Repricing Term Loan, 1st Lien
5.186%, 09/22/2032	490	490
Kaman Corporation, 2026-1 New Term Loan, 1st Lien
5.670%, CME Term SOFR + 2.000%, 02/26/2032 (A)	504	505
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 08/01/2030 (A)	810	783

SEI Institutional Investments Trust	159

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility, 1st Lien
5.686%, CME Term SOFR + 2.000%, 03/14/2031 (A)	$670	$672
		3,110
Oil & Gas — 1.4%
AL NGPL Holdings, LLC, Initial Term Loan
5.730%, 12/09/2030	182	182
Blackfin Pipeline LLC, Initial Term Loan, 1st Lien
6.188%, CME Term SOFR + 3.000%, 09/29/2032 (A)	655	659
Calcasieu Pass Funding, LLC, Initial Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.250%, 04/11/2033 (A)	545	548
Delek US Holdings, Inc., 2026 Refinancing Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 05/17/2032 (A)	350	351
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.979%, CME Term SOFR + 3.250%, 02/11/2033 (A)	658	661
GIP Pilot Acquisition Partners, L.P., Amendment No. 3 Refinancing Term Loan, 1st Lien
5.723%, CME Term SOFR + 2.000%, 05/19/2033 (A)	80	80
ITT Holdings LLC, Eigth Amendment Refinancing Term Loan, 1st Lien
5.661%, CME Term SOFR + 1.975%, 10/11/2030 (A)	549	547
M6 ETX Holdings II Midco LLC, New Term Loan, 1st Lien
8.250%, CME Term SOFR + 2.500%, 04/01/2032 (A)	39	39
Pelican Pipeline, LLC, Initial Term Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 03/25/2033 (A)	585	588
Prairie Acquiror LP, Initial Term B-5 Loan
6.936%, CME Term SOFR + 3.250%, 08/01/2029 (A)	804	808
Rosen International S.a.r.l., Second Amendment Refinancing Term Loan
5.732%, 03/26/2031	796	796
Venture Global Plaquemines LNG, LLC, Base Term Loan
5.911%, 05/25/2029	204	204
Venture Global Plaquemines LNG, LLC, Contingency Reserve Term Loan
5.911%, 05/25/2029	26	26
		5,489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Publishing — 0.2%
Century De Buyer LLC, 2025 Term Loan
6.823%, 10/30/2030	$341	$342
Multi-Color Corporation, Initial Dollar Term Loan, 1st Lien
6.136%, CME Term SOFR + 2.375%, 05/11/2033 (A)(B)	5	4
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
8.992%, CME Term SOFR + 5.000%, 02/15/2029 (A)	394	329
		675
Retailers (Except Food & Drug) — 0.7%
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan, 1st Lien
7.186%, CME Term SOFR + 3.500%, 12/29/2032 (A)	74	73
Belfor Holdings Inc., Tranche B-5 Term Loan
6.436%, 11/01/2030 (A)	702	704
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
7.538%, CME Term SOFR + 3.750%, 06/06/2031 (A)(D)	652	503
Mister Car Wash Holdings, Inc., 2026 Incremental Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 03/27/2031 (A)	370	372
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/16/2032 (A)	697	700
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/16/2032 (A)	16	16
Resideo Funding Inc., Sixth Amendment Term Loan
5.671%, 08/13/2032	452	453
		2,821
Surface Transport — 0.7%
FCG Acquisitions, Inc., Amendment No. 1 Term Loan, 1st Lien
6.761%, CME Term SOFR + 3.000%, 03/04/2033 (A)(B)	23	23
FCG Acquisitions, Inc., Initial Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 03/04/2033 (A)	838	841
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
5.482%, CME Term SOFR + 2.000%, 04/10/2031 (A)	561	560

160	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Johnstone Supply, LLC, Initial Term Loan
5.956%, CME Term SOFR + 2.250%, 06/09/2031 (A)	$618	$619
Student Transportation of America Holdings, Inc., 2026-2 Refinancing Term B Loan
6.387%, CME Term SOFR + 2.500%, 06/24/2032 (A)(B)	401	403
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 10/19/2029 (A)	573	572
		3,018
Telecommunications — 0.6%
Avaya Inc., Initial Term Loan, 1st Lien
11.186%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,007	886
Pretzel Parent, Inc., Initial Term Loan, 1st Lien
8.186%, CME Term SOFR + 4.500%, 10/01/2031 (A)(B)	475	463
WideOpenWest Finance, LLC, First Out New Money Term Loan, 1st Lien
11.002%, CME Term SOFR + 7.000%, 12/11/2028 (A)	399	402
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
6.801%, PIK Interest + 0.500%, 03/11/2030 (A)	628	629
		2,380
Utilities — 1.0%
Alpha Generation, LLC, 2026-1 Incremental Term B Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 06/10/2033 (A)	45	45
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.436%, CME Term SOFR + 2.750%, 09/30/2031 (A)	701	699
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 05/30/2031 (A)	474	475
Indeck Niles, LLC, Term B Advance
6.482%, CME Term SOFR + 2.750%, 03/09/2033 (A)(D)	506	505
Lackawanna Energy Center LLC, Replacement Term B Advance
6.392%, 08/05/2032	492	492
NRG Energy, Inc., 2026-1 New Term Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 04/28/2033 (A)	274	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Potomac Energy Center, LLC, Amendment No. 3 Term Loan
6.573%, CME Term SOFR + 2.750%, 08/05/2032 (A)	$631	$634
South Field Energy LLC, Term Loan B, 1st Lien
6.732%, CME Term SOFR + 3.000%, 08/29/2031 (A)	307	308
South Field Energy LLC, Term Loan C, 1st Lien
6.732%, CME Term SOFR + 3.000%, 08/29/2031 (A)	20	20
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
5.479%, CME Term SOFR + 2.500%, 12/15/2031 (A)	384	383
Talen Energy Supply, LLC, 2025-1 Incremental Term B Loan, 1st Lien
5.823%, CME Term SOFR + 2.000%, 11/25/2032 (A)	211	209
		4,044
Total Loan Participations
(Cost $130,001) ($ Thousands)		126,262

MORTGAGE-BACKED SECURITIES — 29.3%
Agency Mortgage-Backed Obligations — 1.4%
FHLMC ARM
6.762%, RFUCCT1Y + 2.470%, 03/01/2036(A)	257	266
5.931%, H15T1Y + 2.250%, 06/01/2035(A)	188	193
FHLMC REMICS CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	469	442
FHLMC REMICS CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	223	222
FHLMC REMICS CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	361	358
FHLMC REMICS CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	127	125
FHLMC STRIPS CMO, Ser 2026-431, Cl LB
4.000%, 04/25/2027	564	562
FHLMC STRIPS CMO, Ser 2026-470, Cl FA
4.043%, SOFR30A + 0.400%, 08/25/2029(A)	519	515
FNMA
6.000%, 09/01/2039 to 04/01/2040	135	140
3.000%, 12/01/2030	108	105
2.500%, 06/01/2029	315	310
FNMA ARM
6.520%, RFUCCT1Y + 1.770%, 10/01/2033(A)	16	16

SEI Institutional Investments Trust	161

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.463%, RFUCCT1Y + 1.872%, 10/01/2033(A)	$41	$42
6.277%, RFUCCT1Y + 1.777%, 09/01/2034(A)	94	95
6.194%, RFUCCT1Y + 1.490%, 10/01/2035(A)	205	211
6.175%, RFUCCT1Y + 1.800%, 05/01/2034(A)	24	25
6.135%, H15T1Y + 2.332%, 04/01/2034(A)	135	139
6.086%, H15T1Y + 2.141%, 10/01/2033(A)	109	111
6.021%, H15T1Y + 2.220%, 08/01/2034(A)	194	198
5.993%, H15T1Y + 2.184%, 07/01/2036(A)	152	156
5.919%, H15T1Y + 2.205%, 05/01/2035(A)	42	43
5.867%, RFUCCT1Y + 1.565%, 05/01/2037(A)	121	124
5.786%, RFUCCT1Y + 1.661%, 04/01/2033(A)	62	63
5.724%, RFUCCT6M + 1.580%, 07/01/2034(A)	22	23
5.463%, RFUCCT6M + 1.433%, 03/01/2035(A)	82	84
FNMA REMICS CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	61	61
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	34	33
FNMA REMICS CMO, Ser 2012-150, Cl BC
1.250%, 01/25/2028	231	226
FNMA REMICS CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	30	30
FNMA REMICS CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	73	72
FNMA REMICS CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	263	265
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	127	125
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	343	338

		5,718
Non-Agency Mortgage-Backed Obligations — 27.9%
A&D Mortgage Trust, Ser 2025-NQM2, Cl A1
5.790%, 06/25/2070(A)(E)	1,192	1,193
A&D Mortgage Trust, Ser 2025-NQM4, Cl A1
5.225%, 10/25/2070(E)(F)	1,381	1,370
A&D Mortgage Trust, Ser 2026-NQM2, Cl A1
4.811%, 03/25/2071(A)(E)	949	934
A&D Mortgage Trust, Ser 2026-NQM5, Cl A1
5.659%, 07/25/2071(A)(E)	497	495

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
A&D Mortgage Trust, Ser 2026-NQM6, Cl A1
5.652%, 08/25/2071(A)(E)	$750	$749
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	3	3
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	105	102
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(A)(E)	680	671
Angel Oak Mortgage Trust, Ser 2025-11, Cl A2
5.127%, 10/25/2070(E)(F)	855	843
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(E)(F)	384	382
Angel Oak Mortgage Trust, Ser 2025-7, Cl A2
5.763%, 06/25/2070(E)(F)	907	904
ARES Commercial Mortgage Trust, Ser 2026-GCP, Cl A
4.889%, TSFR1M + 1.250%, 02/15/2043(A)(E)	1,000	1,000
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	470	429
Banc of America Funding, Ser 2006-I, Cl 1A1
5.522%, 12/20/2036(A)	517	510
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.244%, 02/25/2034(A)	314	310
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	267	267
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.643%, 12/25/2033(A)	299	293
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.378%, 08/25/2034(A)	491	482
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.392%, 07/25/2034(A)	350	332
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.626%, 07/25/2034(A)	353	317
BFLD Trust, Ser 2025-EWEST, Cl A
5.189%, TSFR1M + 1.550%, 06/15/2042(A)(E)	500	500
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
5.331%, TSFR1M + 1.692%, 03/15/2040(A)(E)	894	896
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
5.331%, TSFR1M + 1.692%, 03/15/2041(A)(E)	1,218	1,220

162	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.189%, TSFR1M + 1.550%, 03/15/2042(A)(E)	$811	$811
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl B
5.539%, TSFR1M + 1.900%, 12/15/2042(A)(E)	1,250	1,257
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	28	27
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	4	4
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	62	58
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.281%, TSFR1M + 1.641%, 05/15/2041(A)(E)	731	732
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.019%, TSFR1M + 1.380%, 08/15/2042(A)(E)	807	808
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl A
5.039%, TSFR1M + 1.400%, 11/15/2042(A)(E)	809	811
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl A
5.039%, TSFR1M + 1.400%, 02/15/2043(A)(E)	1,000	1,003
BX Trust, Ser 2024-BIO, Cl A
5.281%, TSFR1M + 1.642%, 02/15/2041(A)(E)	896	895
BX Trust, Ser 2024-FNX, Cl A
5.082%, TSFR1M + 1.442%, 11/15/2041(A)(E)	360	361
BX Trust, Ser 2024-VLT4, Cl B
5.580%, TSFR1M + 1.941%, 06/15/2041(A)(E)	931	928
BX Trust, Ser 2025-DELC, Cl A
5.189%, TSFR1M + 1.550%, 12/15/2042(A)(E)	1,000	1,002
BX Trust, Ser 2025-LUNR, Cl A
5.139%, TSFR1M + 1.500%, 06/15/2040(A)(E)	389	390
BX Trust, Ser 2025-TAIL, Cl A
5.039%, TSFR1M + 1.400%, 06/15/2035(A)(E)	1,880	1,884
BX Trust, Ser 2025-VOLT, Cl C
5.989%, TSFR1M + 2.350%, 12/15/2044(A)(E)	1,000	996

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2026-CIP, Cl B
5.089%, TSFR1M + 1.450%, 05/15/2038(A)(E)	$993	$997
BX Trust, Ser 2026-ORBT, Cl A
5.039%, TSFR1M + 1.400%, 07/15/2043(A)(E)	1,000	1,003
Castlelake Residential Mortgage Trust, Ser 2026-RTL1, Cl A1
5.682%, 08/25/2041(E)(F)	1,000	998
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
6.199%, 02/25/2037(A)	12	12
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.018%, 06/25/2035(A)	133	133
CIP Commercial Mortgage Trust, Ser 2025-SBAY, Cl A
5.039%, TSFR1M + 1.400%, 10/15/2037(A)(E)	982	985
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	41	38
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	13	13
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	73	63
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	145	123
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	34	30
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	225	189
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	230	195
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(E)(F)	630	629
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	57	51
CONE Trust, Ser 2024-DFW1, Cl A
5.281%, TSFR1M + 1.642%, 08/15/2041(A)(E)	1,100	1,095
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
5.743%, SOFR30A + 2.100%, 03/25/2042(A)(E)	242	243

SEI Institutional Investments Trust	163

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.643%, SOFR30A + 3.000%, 04/25/2042(A)(E)	$925	$934
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.943%, SOFR30A + 2.300%, 05/25/2043(A)(E)	1,324	1,340
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.543%, SOFR30A + 1.900%, 06/25/2043(A)(E)	657	660
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
5.343%, SOFR30A + 1.700%, 07/25/2043(A)(E)	582	583
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
5.593%, SOFR30A + 1.950%, 09/25/2043(A)(E)	101	101
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.293%, SOFR30A + 1.650%, 05/25/2044(A)(E)	964	967
Connecticut Avenue Securities Trust, Ser 2025-R02, Cl 1A1
4.643%, SOFR30A + 1.000%, 02/25/2045(A)(E)	338	338
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
4.843%, SOFR30A + 1.200%, 05/25/2045(A)(E)	246	246
Connecticut Avenue Securities Trust, Ser 2026-R02, Cl 1M1
4.693%, SOFR30A + 1.050%, 02/25/2046(A)(E)	203	203
Connecticut Avenue Securities Trust, Ser 2026-R03, Cl 2M1
4.893%, SOFR30A + 1.250%, 04/25/2046(A)(E)	490	490
Connecticut Avenue Securities Trust, Ser 2026-R03, Cl 2M2
5.193%, SOFR30A + 1.550%, 04/25/2046(A)(E)	1,000	1,002
Connecticut Avenue Securities Trust, Ser 2026-R04, Cl 2M1
4.793%, SOFR30A + 1.150%, 07/25/2046(A)(E)	1,466	1,467
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	425	425
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.392%, 06/25/2034(A)	434	429

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	$82	$71
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	66	58
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	31	27
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	308	275
EFMT, Ser 2026-NQM5, Cl A1
5.558%, 06/25/2071(A)(E)	734	730
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	80	79
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	160	153
Equities Trust, Ser 2026-IND1, Cl B
4.989%, TSFR1M + 1.350%, 07/15/2041(A)(E)	1,000	1,001
FHLMC MSCR Trust, Ser 2025-MN12, Cl M1
5.393%, SOFR30A + 1.750%, 11/25/2045(A)(E)	981	981
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.293%, SOFR30A + 1.650%, 01/25/2034(A)(E)	128	128
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.443%, SOFR30A + 1.800%, 11/25/2041(A)(E)	953	954
FHLMC STACR REMIC Trust, Ser 2021-HQA1, Cl M2
5.893%, SOFR30A + 2.250%, 08/25/2033(A)(E)	107	110
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M2
6.143%, SOFR30A + 2.500%, 01/25/2042(A)(E)	195	196
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.393%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	506
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.543%, SOFR30A + 2.900%, 04/25/2042(A)(E)	2,000	2,023
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.293%, SOFR30A + 2.650%, 07/25/2042(A)(E)	72	73

164	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
6.745%, SOFR30A + 3.100%, 03/25/2043(A)(E)	$2,000	$2,057
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
6.893%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,033
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.643%, SOFR30A + 2.000%, 05/25/2043(A)(E)	473	475
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.143%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,071
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.593%, SOFR30A + 1.950%, 02/25/2044(A)(E)	1,275	1,284
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
4.893%, SOFR30A + 1.250%, 05/25/2044(A)(E)	229	230
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.843%, SOFR30A + 1.200%, 05/25/2045(A)(E)	73	73
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M2
5.193%, SOFR30A + 1.550%, 10/25/2045(A)(E)	500	502
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.243%, SOFR30A + 1.600%, 03/25/2046(A)(E)	1,000	1,005
FHLMC STACR REMIC Trust, Ser 2026-HQA1, Cl M2
5.143%, SOFR30A + 1.500%, 05/25/2046(A)(E)	1,000	1,000
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.089%, TSFR1M + 1.450%, 12/15/2039(A)(E)	1,000	1,002
FS 2026-ORL, Ser ORL, Cl A
4.989%, TSFR1M + 1.350%, 02/15/2041(A)(E)	1,000	1,001
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(E)	600	601
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(E)(F)	324	323
GCAT Trust, Ser 2025-NQM3, Cl A1
5.550%, 05/25/2070(E)(F)	694	692

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.260%, TSFR1M + 1.614%, 12/15/2036(A)(E)	$400	$396
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	428	395
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.449%, 01/25/2035(A)	24	23
GWT, Ser 2024-WLF2, Cl A
5.330%, TSFR1M + 1.691%, 05/15/2041(A)(E)	500	501
GWT, Ser 2024-WLF2, Cl B
5.780%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,003
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.568%, 08/19/2034(A)	394	388
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
5.382%, TSFR1M + 1.742%, 03/15/2042(A)(E)	1,000	1,002
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
5.580%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	1,001
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	116	101
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	95	80
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	101	86
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
4.989%, TSFR1M + 1.350%, 03/15/2042(A)(E)	500	500
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	456
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.990%, 10/05/2039(A)(E)	1,000	1,003
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.532%, TSFR1M + 0.864%, 04/25/2046(A)(E)	37	36
LEX Trust, Ser 2026-450, Cl A
4.989%, TSFR1M + 1.350%, 03/15/2043(A)(E)	1,000	1,001

SEI Institutional Investments Trust	165

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	$500	$485
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.231%, TSFR1M + 1.592%, 05/15/2041(A)(E)	1,500	1,480
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.240%, 12/25/2034(A)	210	202
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.101%, 02/25/2035(A)	224	203
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.101%, 02/25/2035(A)	166	159
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	59	56
MF1, Ser 2022-FL8, Cl A
4.997%, TSFR1M + 1.350%, 02/19/2037(A)(E)	82	82
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	150	147
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	243	236
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	6	6
MFA Trust, Ser 2024-NQM2, Cl A1
5.272%, 08/25/2069(E)(F)	473	471
MFA Trust, Ser 2026-INVR1, Cl A1
5.387%, 12/25/2059(A)(E)	940	933
MHP, Ser 2022-MHIL, Cl B
4.753%, TSFR1M + 1.114%, 01/15/2039(A)(E)	23	23
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	28	27
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.385%, 11/25/2034(A)	177	174
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
4.801%, 07/25/2034(A)	148	146
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.104%, 10/25/2034(A)	306	299
National Commercial Mortgage Trust, Ser 2026-IND, Cl A
4.989%, TSFR1M + 1.350%, 06/15/2043(A)(E)	1,000	1,001
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	1,448	1,452

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	$70	$67
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.282%, TSFR1M + 1.614%, 06/25/2057(A)(E)	501	509
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	187	179
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	272	261
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
4.682%, TSFR1M + 1.014%, 01/25/2048(A)(E)	495	490
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
4.532%, TSFR1M + 0.864%, 01/25/2048(A)(E)	800	791
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
4.832%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,190	1,196
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	6	6
New Residential Mortgage Loan Trust, Ser 2023-NQM1, Cl A1A
6.864%, 10/25/2063(E)(F)	231	230
New Residential Mortgage Loan Trust, Ser 2025-NQM3, Cl A1
5.530%, 05/25/2065(A)(E)	582	579
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A2
5.048%, 12/25/2065(E)(F)	923	907
New Residential Mortgage Loan Trust, Ser 2026-NQM3, Cl A3
5.189%, 02/25/2066(E)(F)	835	820
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.033%, TSFR1M + 1.393%, 10/15/2040(A)(E)	1,000	1,004
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.332%, TSFR1M + 1.692%, 02/15/2042(A)(E)	1,000	1,000
NYC Commercial Mortgage Trust, Ser 2026-1PARK, Cl B
5.139%, TSFR1M + 1.500%, 02/15/2043(A)(E)	1,000	998
NYMT Loan Trust, Ser 2025-INV2, Cl A1
5.000%, 10/25/2060(A)(E)	479	472

166	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
4.432%, TSFR1M + 0.764%, 06/25/2057(A)(E)	$345	$343
OBX Trust, Ser 2020-INV1, Cl A11
4.739%, TSFR1M + 1.014%, 12/25/2049(A)(E)	231	226
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	363	362
OBX Trust, Ser 2025-NQM14, Cl A2
5.517%, 07/25/2065(E)(F)	531	528
OBX Trust, Ser 2025-NQM19, Cl A1
4.869%, 10/25/2065(A)(E)	768	756
OBX Trust, Ser 2025-NQM23, Cl M1
5.670%, 10/25/2065(A)(E)	250	245
PNW Trust, Ser 2026-ARTE, Cl A
5.351%, TSFR1M + 1.711%, 04/15/2041(A)(E)	1,000	998
PRKCM Trust, Ser 2026-AFC2, Cl A1
5.368%, 04/25/2061(A)(E)	726	721
PRKCM Trust, Ser 2026-AFC4, Cl A3
5.803%, 07/25/2061(E)(F)	989	984
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.232%, 12/25/2038(A)	416	155
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	489
SCG Commercial Mortgage Trust, Ser 2026-MFP2, Cl A
4.950%, TSFR1M + 1.250%, 08/15/2041(A)(E)	1,000	999
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,213	1,022
SHR Trust, Ser 2024-LXRY, Cl A
5.589%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,001
SMRT, Ser 2022-MINI, Cl B
4.990%, TSFR1M + 1.350%, 01/15/2039(A)(E)	1,000	999
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	4	4
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.482%, TSFR1M + 1.842%, 02/15/2042(A)(E)	1,000	990
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
4.932%, TSFR1M + 1.293%, 04/15/2042(A)(E)	1,000	999
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
4.951%, 04/25/2045(A)	372	367

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	$600	$600
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	659	593
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	27	26
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.682%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,011
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	345	338
TVC Mortgage Trust, Ser 2026-RRTL1, Cl A1
4.964%, 02/25/2041(E)(F)	500	493
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	392	371
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	414	357
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	38	35
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	86	78
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	49	44
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	85	71
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	435	368
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	54	52
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	26	25
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	291	291
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	289	287
Verus Securitization Trust, Ser 2025-R2, Cl A3
5.338%, 07/25/2067(E)(F)	898	884
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	167	164
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	74	73
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	370	347

SEI Institutional Investments Trust	167

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.580%, 10/25/2033(A)	$288	$277
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.423%, 08/25/2033(A)	264	259
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.674%, 10/25/2034(A)	123	114
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.872%, 01/25/2035(A)	607	592
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.107%, 12MTA + 1.400%, 04/25/2044(A)	877	856
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl A
4.989%, TSFR1M + 1.350%, 08/15/2042(A)(E)	1,000	1,000
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
6.115%, 07/25/2034(A)	52	53
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
6.499%, 10/25/2034(A)	329	325
		112,100
Total Mortgage-Backed Securities
(Cost $118,829) ($ Thousands)		117,818

ASSET-BACKED SECURITIES — 28.0%
Automotive — 6.4%

Alloya Auto Receivables Trust, Ser 2025-1A, Cl A4
4.710%, 01/25/2030 (E)	275	275
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	52	52
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	93	93
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	58	58
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl A2
4.970%, 09/15/2032 (E)	802	804
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	232	233

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Cl C
4.697%, 09/15/2033 (E)	$1,051	$1,047
Ally Bank, Ser 2026-A, Cl C
4.856%, 03/15/2034 (E)	429	428
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (E)	236	238
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (E)	59	59
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (E)	71	71
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (E)	140	139
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029 (E)	229	229
AutoNation Finance Trust, Ser 2026-1A, Cl C
4.560%, 10/14/2031 (E)	500	492
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (E)	250	251
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	22	22
BMW Vehicle Lease Trust, Ser 2025-2, Cl A2A
3.940%, 11/26/2027	88	88
BMW Vehicle Lease Trust, Ser 2026-1, Cl A3
4.150%, 05/25/2029	250	248
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	23	23
BMW Vehicle Owner Trust, Ser 2026-A, Cl A2A
4.280%, 06/25/2029	115	115
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (E)	147	147
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (E)	175	174
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,000	999
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	15	15
CarMax Auto Owner Trust, Ser 2026-1, Cl A3
4.040%, 03/17/2031	1,000	992
Carmax Auto Owner Trust, Ser 2026-3, Cl A2
4.360%, 10/15/2029	75	75
Carvana Auto Receivables Trust, Ser 2021-P2, Cl D
2.020%, 05/10/2028	540	536

168	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	$19	$19
Chase Auto Credit Linked Notes, Ser 2025-1, Cl B
4.753%, 02/25/2033 (E)	365	365
Chesapeake IV Funding DAC, Ser 2026-1A, Cl A1
4.082%, 07/15/2027 (E)	184	184
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	147	148
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (E)	275	274
Enterprise Fleet Financing LLC, Ser 2026-1, Cl A1
3.849%, 02/22/2027 (E)	57	57
Enterprise Fleet Financing LLC, Ser 2026-3, Cl A2
4.500%, 05/21/2029 (E)	105	105
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	202	202
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	88	87
Ford Credit Auto Lease Trust, Ser 2026-B, Cl A2A
4.390%, 03/15/2029	100	100
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (E)	275	274
Ford Credit Auto Owner Trust, Ser 2023-2, Cl A
5.280%, 02/15/2036 (E)	250	253
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	10	10
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (E)(F)	250	251
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	338	340
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A2A
3.880%, 06/15/2028	69	69
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	213	213
Ford Credit Auto Owner Trust, Ser 2026-A, Cl A2A
4.020%, 01/15/2029	275	274
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	$90	$90
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/2028	275	275
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	51	51
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	65	65
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/2029	150	149
GM Financial Automobile Leasing Trust, Ser 2026-3, Cl A3
4.530%, 07/20/2029	45	45
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	115	116
GM Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	47	47
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	93	93
GM Financial Consumer Automobile Receivables Trust, Ser 2026-3, Cl A3
4.440%, 07/16/2031	205	204
GM Financial Revolving Receivables Trust, Ser 2023-2, Cl A
5.770%, 08/11/2036 (E)	500	511
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (E)	400	405
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	43	43
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	260	261
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	133	133
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A3
4.330%, 05/15/2029	91	91
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	21	21
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (E)	41	41

SEI Institutional Investments Trust	169

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (E)	$143	$143
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (E)	164	163
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A3
3.970%, 12/15/2028 (E)	275	273
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (E)	250	249
Hyundai Auto Lease Securitization Trust, Ser 2026-C, Cl A2A
4.430%, 12/15/2028 (E)	100	100
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	176	176
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	45	45
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2A
3.970%, 07/17/2028	161	161
Mercedes-Benz Auto Lease Trust, Ser 2026-A, Cl A3
3.930%, 01/15/2030	275	272
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	190	189
Nissan Auto Lease Trust, Ser 2026-B, Cl A2A
4.440%, 04/16/2029	125	125
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	41	41
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A3
4.340%, 03/15/2029	254	254
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3
4.810%, 11/15/2029 (E)	1,000	1,002
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (E)	24	24
Porsche Financial Auto Securitization Trust, Ser 2024-1A, Cl A3
4.440%, 01/22/2030 (E)	134	134
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
3.983%, SOFR30A + 0.340%, 03/22/2029 (A)(E)	93	93
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A3
3.860%, 01/22/2031 (E)	1,150	1,143
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	$86	$86
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (E)	275	275
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl B
4.965%, 01/18/2033 (E)	306	307
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (E)	306	307
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	43	43
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (E)	29	29
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (E)	27	27
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A4
5.010%, 02/15/2029	1,425	1,432
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	446	446
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	24	24
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	118	118
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.957%, SOFR30A + 0.320%, 08/15/2028 (A)	234	234
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	233	232
Toyota Lease Owner Trust, Ser 2025-B, Cl A2A
3.910%, 05/22/2028 (E)	61	61
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	134	134
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2A
3.970%, 04/20/2028	80	80
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A2A
4.060%, 08/21/2028	300	300
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	153	152

170	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (E)	$59	$59
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	19	19
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	18	18
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (E)	65	66
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (E)	134	134
Wheels Fleet Lease Funding 1 LLC, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (E)	275	273
Wheels Fleet Lease Funding LLC, Ser 2026-1A, Cl A1
3.959%, 04/19/2027 (E)	208	208
World Omni Auto Receivables Trust, Ser 2025-B, Cl A3
4.340%, 09/16/2030	1,400	1,398
World Omni Auto Receivables Trust, Ser 2025-D, Cl A3
3.950%, 03/17/2031	153	152
World Omni Auto Receivables Trust, Ser 2026-C, Cl A2A
4.270%, 11/15/2029	230	230
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	275	276
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	275	275
World Omni Automobile Lease Securitization Trust, Ser 2026-A, Cl A2A
4.020%, 12/15/2028	149	149
		25,900

Mortgage Related Securities — 0.2%

RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	351	351
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	350	349
		700

Other Asset-Backed Securities — 21.4%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	55	55
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AGL CLO 13, Ser 2025-13A, Cl BR
5.379%, TSFR3M + 1.650%, 10/20/2034 (A)(E)	$1,000	$1,001
AGL CLO 16, Ser 2025-16A, Cl AR
4.679%, TSFR3M + 0.950%, 01/20/2035 (A)(E)	315	315
AGL CLO 23, Ser 2025-23A, Cl A1R
4.879%, TSFR3M + 1.150%, 04/20/2038 (A)(E)	1,000	1,001
AMMC CLO 24, Ser 2021-24A, Cl BR
5.329%, TSFR3M + 1.600%, 01/20/2035 (A)(E)	800	800
AMSR Trust, Ser 2021-SFR3, Cl C
1.796%, 10/17/2038 (E)	100	100
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (E)	442	437
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	54	54
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl C
5.550%, 01/21/2031 (E)	850	856
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	659
Amur Equipment Finance Receivables XVI LLC, Ser 2026-1A, Cl A1
4.176%, 07/20/2027 (E)	298	298
Amur Equipment Finance Receivables XVI LLC, Ser 2026-1A, Cl A2
4.730%, 11/21/2033 (E)	150	150
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.400%, TSFR3M + 1.650%, 04/17/2034 (A)(E)	1,000	1,001
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	32	29
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	1,356	1,353
ARES LX CLO, Ser 2026-60A, Cl AR2
4.689%, TSFR3M + 0.960%, 07/18/2034 (A)(E)	275	275
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.040%, TSFR3M + 1.290%, 07/17/2038 (A)(E)	500	501
Bain Capital Credit CLO, Ser 2020-5A, Cl ARR
4.879%, TSFR3M + 1.150%, 04/20/2034 (A)(E)	482	482
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.670%, TSFR3M + 0.920%, 10/17/2032 (A)(E)	301	301

SEI Institutional Investments Trust	171

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.729%, TSFR3M + 1.000%, 10/20/2034 (A)(E)	$375	$375
Balboa Bay Loan Funding, Ser 2023-2A, Cl A1R
4.879%, TSFR3M + 1.150%, 10/20/2036 (A)(E)	1,000	1,000
Balboa Bay Loan Funding, Ser 2024-1, Cl B1R
5.229%, 07/20/2037	500	501
Ballyrock CLO 29, Ser 2025-29A, Cl A2
5.510%, TSFR3M + 1.700%, 07/25/2038 (A)(E)	1,000	1,003
Barings CLO, Ser 2019-3A, Cl A1RR
4.869%, TSFR3M + 1.140%, 01/20/2036 (A)(E)	1,925	1,927
Barings CLO, Ser 2019-3A, Cl BRR
5.379%, TSFR3M + 1.650%, 01/20/2036 (A)(E)	750	750
Barings Equipment Finance LLC, Ser 2025-A, Cl A3
4.820%, 08/13/2032 (E)	250	250
Barings Equipment Finance LLC, Ser 2025-B, Cl A2
4.020%, 02/13/2029 (E)	66	66
Barings Equipment Finance LLC, Ser 2026-A, Cl A2
3.890%, 04/13/2029 (E)	85	85
Battalion CLO XIV, Ser 2025-14A, Cl AR2
4.869%, TSFR3M + 1.140%, 01/20/2035 (A)(E)	992	992
Bayview Opportunity Master Fund VII LLC, Ser 2025-EDU1, Cl A
4.943%, SOFR30A + 1.300%, 07/27/2048 (A)(E)	705	705
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	1,111	1,028
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (E)	750	753
CAL Funding IV, Ser 2020-1A, Cl A
2.220%, 09/25/2045 (E)	985	944
Canyon Capital CLO, Ser 2019-1A, Cl AR3
4.940%, TSFR3M + 1.220%, 07/15/2037 (A)(E)	1,000	1,001
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
4.819%, TSFR3M + 1.090%, 04/20/2034 (A)(E)	451	452
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.329%, TSFR3M + 1.600%, 07/20/2034 (A)(E)	1,000	1,000
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle US CLO, Ser 2022-1A, Cl A1R
4.733%, TSFR3M + 0.980%, 04/15/2035 (A)(E)	$275	$275
Carlyle US CLO, Ser 2026-2A, Cl A2
5.163%, TSFR3M + 1.500%, 04/20/2039 (A)(E)	1,000	1,001
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (E)	487	483
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (E)	–	–
Cayuga Park CLO, Ser 2025-1A, Cl AR2
4.950%, TSFR3M + 1.200%, 10/17/2038 (A)(E)	1,000	999
CCG Receivables Trust, Ser 2026-1, Cl A1
4.017%, 06/14/2027 (E)	68	68
CIFC Funding, Ser 2014-4RA, Cl A1A2
4.740%, TSFR3M + 0.990%, 01/17/2035 (A)(E)	600	600
CIFC Funding, Ser 2022-2A, Cl BR
5.129%, TSFR3M + 1.400%, 04/19/2035 (A)(E)	1,000	1,001
CIFC Funding, Ser 2025-3A, Cl A1R
4.933%, TSFR3M + 1.180%, 03/31/2038 (A)(E)	1,000	999
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	322	296
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	225	202
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	163	163
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	88	88
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	197	196
Commercial Equipment Finance LLC, Ser 2025-1A, Cl A
4.830%, 05/15/2031 (E)	708	707
Commonbond Student Loan Trust, Ser 2017- AGS, Cl A2
4.632%, TSFR1M + 0.964%, 05/25/2041 (A)(E)	777	771
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/2027	72	72
Dext ABS LLC, Ser 2025-1, Cl D
5.650%, 02/15/2036 (E)	1,000	1,002
DLLAA LLC, Ser 2026-1A, Cl A2
4.420%, 05/21/2029 (E)	70	70
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,143
Driven Brands Funding LLC, Ser 2020-2A, Cl A2
3.237%, 01/20/2051 (E)	602	581

172	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (E)	$245	$245
Dryden 53 CLO, Ser 2017-53A, Cl BR
5.053%, TSFR3M + 1.300%, 01/15/2031 (A)(E)	1,000	1,000
Elara HGV Timeshare Issuer LLC, Ser 2021- A, Cl C
2.090%, 08/27/2035 (E)	404	389
Elara HGV Timeshare Issuer LLC, Ser 2025-A, Cl A
4.540%, 01/25/2040 (E)	675	665
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.109%, TSFR3M + 1.380%, 07/18/2037 (A)(E)	1,000	1,001
ExteNet Issuer LLC, Ser 2024-1A, Cl B
6.150%, 07/25/2054 (E)	400	240
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	208	209
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
4.879%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	400	400
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.121%, SOFR30A + 1.500%, 08/15/2028 (A)(E)	1,000	1,001
Granite Edvance, Ser 2020-1, Cl A1B
4.982%, TSFR1M + 1.314%, 09/25/2060 (A)	310	313
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	1,100	1,095
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	361	368
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	151	152
Hilton Grand Vacations Trust, Ser 2026-2A, Cl C
5.540%, 03/27/2045 (E)	450	447
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (E)	599	598
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (E)	1,030	1,025
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (E)	182	182
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (E)	395	395
InStar Leasing III LLC, Ser 2021-1A, Cl A
2.300%, 02/15/2054 (E)	1,136	1,088
Invesco CLO, Ser 2022-2A, Cl A1R
4.879%, TSFR3M + 1.150%, 07/20/2035 (A)(E)	1,000	1,000
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IX, Ser 2016-9A, Cl A2R3
5.510%, TSFR3M + 1.700%, 07/25/2034 (A)(E)	$1,000	$1,001
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	60	60
John Deere Owner Trust, Ser 2026-B, Cl A2A
4.300%, 04/16/2029	90	90
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
4.889%, TSFR1M + 1.164%, 11/25/2050 (A)	886	872
Kubota Credit Owner Trust, Ser 2024-2A, Cl A4
5.190%, 05/15/2030 (E)	250	252
MetroNet Infrastructure Issuer LLC, Ser 2025-2A, Cl B
5.590%, 08/20/2055 (E)	250	246
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
4.532%, TSFR1M + 0.864%, 01/25/2061 (A)	399	392
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
4.482%, TSFR1M + 0.814%, 03/25/2061 (A)	1,236	1,216
MMAF Equipment Finance LLC, Ser 2023-A, Cl A3
5.540%, 12/13/2029 (E)	126	127
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	365	358
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	220	212
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	220	209
Navient Private Education Refi Loan Trust, Ser 2020-IA, Cl A1B
4.754%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	517	515
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	225	228
Neuberger Berman CLO XVI-S, Ser 2017- 16SA, Cl A1R2
4.933%, TSFR3M + 1.180%, 04/15/2039 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.129%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	450

SEI Institutional Investments Trust	173

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43, Ser 2025-43A, Cl BR
5.200%, TSFR3M + 1.450%, 07/17/2036 (A)(E)	$1,000	$1,000
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
4.801%, TSFR3M + 1.060%, 10/14/2036 (A)(E)	250	250
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.229%, TSFR3M + 1.500%, 01/20/2037 (A)(E)	320	320
Neuberger Berman Loan Advisers CLO 50, Ser 2026-50A, Cl AR2
4.792%, TSFR3M + 1.040%, 07/23/2036 (A)(E)	185	185
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (E)	57	57
Oaktree CLO, Ser 2021-2A, Cl B1R
5.153%, TSFR3M + 1.400%, 01/15/2035 (A)(E)	1,000	1,001
Octagon 73, Ser 2025-4A, Cl B
5.429%, 10/20/2038	500	502
Octagon Investment Partners 49, Ser 2026- 5A, Cl ARR
4.873%, TSFR3M + 1.120%, 04/15/2037 (A)(E)	1,000	999
OHA Credit Funding 4, Ser 2024-4A, Cl AR2
5.023%, TSFR3M + 1.290%, 01/22/2038 (A)(E)	250	250
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.043%, TSFR3M + 1.290%, 10/15/2038 (A)(E)	265	265
Palmer Square Loan Funding, Ser 2024-1A, Cl A1R
4.573%, TSFR3M + 0.820%, 10/15/2032 (A)(E)	195	195
Palmer Square Loan Funding, Ser 2025-3A, Cl A1
4.703%, TSFR3M + 0.950%, 01/15/2034 (A)(E)	214	214
Palmer Square Loan Funding, Ser 2026-3A, Cl A1R
4.577%, TSFR3M + 0.820%, 08/08/2032 (A)(E)	214	214
PFS Financing, Ser 2025-A, Cl A
4.287%, SOFR30A + 0.650%, 01/15/2029 (A)(E)	195	195
PMT Loan Trust, Ser 2026-INV8, Cl A35
5.595%, 08/25/2057	1,000	1,000
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.032%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	291	292
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
6.250%, PRIME + -0.500%, 12/27/2044 (A)(E)	$25	$25
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	1,000	985
RIN II, Ser 2019-1A, Cl AR
5.233%, TSFR3M + 1.480%, 01/15/2038 (A)(E)	1,000	1,000
RIN XII LLC, Ser 2025-1A, Cl A1
5.053%, TSFR3M + 1.300%, 04/15/2038 (A)(E)	1,000	1,001
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	154	155
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (E)	96	96
Shackleton CLO, Ser 2019-14A, Cl BRR
5.279%, TSFR3M + 1.550%, 07/20/2034 (A)(E)	1,000	1,000
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (E)	322	323
Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Cl C
5.830%, 06/20/2041 (E)	373	374
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.879%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	375	375
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.236%, TSFR3M + 0.572%, 12/15/2038 (A)	269	265
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.196%, TSFR3M + 0.532%, 12/15/2039 (A)	710	695
SLR Equipment Finance LLC, Ser 2026-1A, Cl A2
5.010%, 04/15/2033 (E)	1,000	1,001
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
4.504%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	156	156
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
4.754%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	178	178
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
4.484%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	985	977

174	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (E)	$–	$–
STAR Trust, Ser 2024-SFR4, Cl A
5.389%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	748	750
STAR Trust, Ser 2025-SFR5, Cl A
5.090%, TSFR1M + 1.450%, 02/17/2042 (A)(E)	1,178	1,179
STAR Trust, Ser 2025-SFR6, Cl A
5.040%, TSFR1M + 1.400%, 08/17/2042 (A)(E)	1,830	1,830
Steele Creek CLO, Ser 2019-2A, Cl CRR
5.553%, TSFR3M + 1.800%, 07/15/2032 (A)(E)	1,000	1,000
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (E)	685	682
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	731	690
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
4.782%, TSFR1M + 1.114%, 09/25/2034 (A)	1,571	1,536
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
4.722%, TSFR1M + 1.054%, 09/25/2034 (A)	451	469
Taco Bell Funding LLC, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (E)	981	913
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	568	547
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	209	189
Tricon Residential Trust, Ser 2023-SFR1, Cl A
5.100%, 07/17/2040 (E)	995	991
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.239%, TSFR1M + 1.600%, 03/17/2042 (A)(E)	1,000	1,000
Tricon Trust, Ser 2026-SFR2, Cl A
4.939%, TSFR1M + 1.300%, 06/17/2043 (A)(E)	1,000	1,001
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (E)	422	405
TSTAT, Ser 2026-1A, Cl AR3
4.669%, TSFR3M + 0.940%, 01/20/2032 (A)(E)	171	171
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	821	784
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (E)	750	722
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (E)	$368	$361
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (E)	1,100	1,088
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	110	109
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	300	297
Volvo Financial Equipment LLC Series, Ser 2025-1A, Cl A4
4.530%, 10/15/2031 (E)	275	274
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (E)	59	59
Voya CLO, Ser 2017-3A, Cl A1RR
4.789%, TSFR3M + 1.060%, 04/20/2034 (A)(E)	329	329
Voya CLO, Ser 2018-1A, Cl A2R
5.291%, TSFR3M + 1.562%, 01/20/2031 (A)(E)	96	96
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	523	527
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (E)	129	127
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	985	957
		86,136

Total Asset-Backed Securities
(Cost $112,563) ($ Thousands)		112,736

CORPORATE OBLIGATIONS — 5.2%
Communication Services — 0.3%
Alphabet
4.500%, 08/10/2028	275	275
NTT Finance
4.741%, 03/31/2028 (E)	250	249
4.567%, 07/16/2027 (E)	250	250
OAK-Eagle Acquireco
7.250%, 07/01/2033 (E)	155	161
Scripps Escrow II
3.875%, 01/15/2029 (E)	300	281
		1,216

Consumer Discretionary — 0.8%
Amazon.com
3.850%, 03/13/2028	300	297

SEI Institutional Investments Trust	175

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance MTN
4.550%, 07/09/2027	$150	$150
2.300%, 09/09/2026	350	350
BMW US Capital LLC
4.300%, 03/17/2028 (E)	275	273
4.150%, 08/11/2027 (E)	150	150
Churchill Downs
4.750%, 01/15/2028 (E)	200	199
Daimler Truck Finance North America LLC
4.300%, 08/12/2027 (E)	150	150
Hyundai Capital America
4.875%, 06/23/2027 (E)	125	125
Marriott International
4.200%, 07/15/2027	150	150
Mercedes-Benz Finance North America LLC
4.125%, 03/10/2028 (E)	300	297
Pioneer Opco LLC
7.000%, 05/15/2033 (E)	280	285
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (E)	319	323
Toyota Motor Credit
4.500%, 05/14/2027	175	175
Toyota Motor Credit MTN
3.750%, 01/12/2028	275	272
		3,196
Consumer Staples — 0.1%
Mars
4.450%, 03/01/2027 (E)	320	320
Primo Water Holdings
4.375%, 04/30/2029 (E)	74	73
		393
Energy — 0.2%
Kodiak Gas Services LLC
6.750%, 10/01/2035 (E)	385	392
ONEOK
5.550%, 11/01/2026	200	200
Par Petroleum LLC
7.375%, 06/01/2034 (E)	200	208
		800
Financials — 1.5%
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (A)	275	272
Athene Global Funding
5.349%, 07/09/2027 (E)	90	90
4.596%, SOFR + 0.950%, 04/19/2027 (A)(E)	275	276
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (A)	125	125
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
1.250%, 09/15/2026	$300	$300
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (E)	300	304
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	91
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)	275	273
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	250
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(E)	275	275
Deutsche Bank NY
4.875%, SOFR + 1.219%, 11/16/2027 (A)	325	325
Equitable America Global Funding
3.950%, 09/15/2027 (E)	40	40
F&G Global Funding MTN
5.875%, 06/10/2027 (E)	250	252
Fidelity National Information Services
4.450%, 03/10/2028	115	114
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	269
Lincoln Financial Global Funding
4.625%, 05/28/2028 (E)	150	149
Macquarie Bank MTN
3.915%, 02/03/2028 (E)	275	273
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (E)	250	248
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (A)	250	246
PNC Financial Services Group
4.075%, SOFR + 0.610%, 01/26/2029 (A)	275	273
Ryan Specialty LLC
5.875%, 08/01/2032 (E)	146	144
Swedbank
6.136%, 09/12/2026 (E)	200	200
Toronto-Dominion Bank
3.913%, 01/13/2028	275	272
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (A)	275	273
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (A)	250	250
USI
7.500%, 01/15/2032 (E)	500	521
		6,105

176	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 0.6%
Augusta SpinCo
4.321%, 09/23/2027	$275	$274
Bausch Health
11.000%, 09/30/2028 (E)	35	37
4.875%, 06/01/2028 (E)	257	245
Gainwell Acquisition
9.000%, 09/01/2031 (E)	182	190
Global Medical Response
7.375%, 10/01/2032 (E)	250	259
Grifols
4.750%, 10/15/2028 (E)	400	394
Medline Borrower LP
3.875%, 04/01/2029 (E)	125	121
Pfizer
3.875%, 11/15/2027	275	274
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (E)	250	249
Stryker
4.550%, 02/10/2027	150	150
Team Health Holdings
8.375%, 06/30/2028 (E)	250	250
		2,443

Industrials — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	250	249
Amsted Industries
6.375%, 03/15/2033 (E)	227	230
Caterpillar Financial Services
4.500%, 01/07/2027	150	150
CP Atlas Buyer
12.750%, 01/15/2031 (E)	422	279
Howmet Aerospace
3.750%, 03/03/2028	300	296
John Deere Capital
4.500%, 01/08/2027	150	150
Labels Buyer LLC
12.000%, 12/31/2033	–	23
LBM Acquisition LLC
9.500%, 06/15/2031 (E)	165	136
QXO Building Products
6.750%, 04/30/2032 (E)	135	138
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	290	277
Waste Pro USA
7.000%, 02/01/2033 (E)	214	219
WESCO Distribution
5.500%, 04/15/2034 (E)	304	296
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wilsonart LLC
11.000%, 08/15/2032 (E)	$299	$225
		2,668
Materials — 0.3%
Advancion Sciences
9.250% Cash/PIK, 11/01/2026 (E)	1,094	875
Novelis
4.750%, 01/30/2030 (E)	300	290
Trident TPI Holdings
12.750%, 12/31/2028 (E)	194	194
		1,359
Real Estate — 0.2%
Brookfield Property
4.500%, 04/01/2027 (E)	292	288
Iron Mountain
4.875%, 09/15/2027 (E)	500	499
		787
Utilities — 0.5%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	18	18
DTE Electric
4.250%, 05/14/2027	80	80
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	138	134
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (E)	275	273
Georgia Power
4.077%, SOFRINDX + 0.420%, 11/22/2027 (A)	200	200
3.929%, SOFRINDX + 0.280%, 09/15/2026 (A)	275	275
NRG Energy
6.250%, 11/01/2034 (E)	400	399
Southern Gas Capital
4.050%, 09/15/2028	55	54
Talen Energy Supply LLC
6.375%, 05/01/2033 (E)	225	222
WEC Energy Group
4.750%, 01/15/2028	165	165
		1,921

Total Corporate Obligations
(Cost $21,478) ($ Thousands)		20,888

SEI Institutional Investments Trust	177

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bills
3.718%, 09/24/2026 (G)	$3,675	$3,667
3.666%, 12/24/2026 (G)	3,625	3,581
U.S. Treasury Notes
4.000%, 12/15/2027	625	623
4.000%, 05/31/2028	1,000	994
3.875%, 12/31/2027	2,200	2,188

Total U.S. Treasury Obligations
(Cost $11,072) ($ Thousands)		11,053

COMMERCIAL PAPER — 0.3%
Sutter Health
3.911%, 09/03/2026 (G)	400	400
Svenska Handelsbanken AB
3.940%, 12/18/2026 (G)	275	275
Swedbank AB
3.916%, 09/18/2026 (G)	300	300
University of Chicago
3.875%, 10/08/2026 (G)	400	398
		1,373
Total Commercial Paper
(Cost $1,373) ($ Thousands)		1,373

	Number of Warrants
WARRANTS — 0.3%
Air Methods
Strike Price $– *‡‡(D)(H)	5,986	1,342
Labels Buyer LLC
Strike Price $– *‡‡	112	–

Total Warrants
(Cost $112) ($ Thousands)		1,342

	Shares
COMMON STOCK — 0.2%
Air Methods *(D)(H)	2,388	535
Ambrosia Topco (D)	7,227	70
Labels Buyer LLC	240	17
Pretium PKG Holdings, Inc	3,710	65

Total Common Stock
(Cost $150) ($ Thousands)		687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.2%
New York — 0.1%
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.805%, 11/01/2027	$240	$238

Oregon — 0.0%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	177	179

Pennsylvania — 0.1%
Philadelphia, Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	234	238

Total Municipal Bonds
(Cost $659) ($ Thousands)		655

	Shares
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	14,772,343	14,772

Total Cash Equivalent
(Cost $14,772) ($ Thousands)		14,772

	Face Amount (Thousands)
REPURCHASE AGREEMENT(I) — 0.9%
BNP Paribas
3.670%, dated 08/31/2026 to be repurchased on 09/01/2026, repurchase price $3,800,387 (collateralized by various U.S. Government Obligations, ranging in par value $1,000 - $591,127, 1.770% - 7.000%, 03/01/2027 – 9/01/2056; with total market value $3,860,364)	$3,800	3,800
Total Repurchase Agreement
(Cost $3,800) ($ Thousands)		3,800

Total Investments in Securities — 102.2%
(Cost $414,809) ($ Thousands)		$411,386

178	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	6	Dec-2026	$637	$634	$(3)

Short Contracts
U.S. 2-Year Treasury Notes	(54)	Dec-2026	$(11,107)	$(11,083)	$24
U.S. 10-Year Treasury Notes	(14)	Dec-2026	(1,520)	(1,507)	13
U.S. Long Treasury Bonds	(2)	Dec-2026	(218)	(217)	1
			(12,845)	(12,807)	38
			$(12,208)	$(12,173)	$35

Percentages are based on Net Assets of $402,507 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2026.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.

(C)	No interest rate available.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $208,553 ($ Thousands), representing 51.8% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Interest rate represents the security's effective yield at the time of purchase.

(H)	Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2026 was $1,877 ($ Thousands) and represented 0.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(I)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains

SEI Daily Income Trust, Government Fund, Institutional Class	$12,806	$37,681	$(35,715)	$—	$—	$14,772	$144	$—

SEI Institutional Investments Trust	179

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Opportunistic Income Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2026, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Air Methods	5,986	03/27/2024	$111	$1,342
Common Stock
Air Methods	2,388	01/09/2024	32	535
			$143	$1,877

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

180	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 38.0%
U.S. Treasury Bonds
5.125%, 08/15/2046	$114,057	$112,489
5.125%, 08/15/2056	166,135	163,305
5.000%, 05/15/2046	107,256	104,089
5.000%, 05/15/2056	97,501	93,967
4.750%, 02/15/2056	35,533	32,901
4.625%, 02/15/2046	19,329	17,873
4.625%, 11/15/2055	41,054	37,218
4.500%, 02/15/2044	13,125	12,070
4.375%, 08/15/2043	21,070	19,147
3.375%, 11/15/2048	26,830	20,122
3.125%, 05/15/2048	66,740	48,097
3.000%, 02/15/2048	15,867	11,207
3.000%, 08/15/2048	6,827	4,795
3.000%, 02/15/2049	100,021	69,878
2.875%, 05/15/2052	30,675	20,245
2.750%, 08/15/2047	9,957	6,757
2.750%, 11/15/2047	25,229	17,063
2.500%, 05/15/2046	44,575	29,430
2.375%, 02/15/2042	16,770	11,844
2.250%, 08/15/2046	42,025	26,313
2.250%, 08/15/2049	27,782	16,515
2.000%, 11/15/2041	20,907	14,031
2.000%, 02/15/2050	95,960	53,378
2.000%, 08/15/2051	51,205	27,761
1.750%, 08/15/2041	59,515	38,678
1.625%, 11/15/2050	32,747	16,301
1.375%, 11/15/2040	15,304	9,610
1.375%, 08/15/2050	62,505	29,170
1.125%, 08/15/2040	21,438	13,050
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2034	20,690	20,109
U.S. Treasury Notes
4.875%, 10/31/2028	16,985	17,162
4.625%, 02/15/2035	13,745	13,679
4.625%, 08/15/2036	142,343	140,964
4.500%, 08/31/2033	108,730	108,016
4.375%, 07/31/2031	239,089	237,763
4.375%, 08/31/2031	384,459	382,387
4.375%, 07/31/2033	35,609	35,108
4.250%, 01/15/2028	50,175	50,134
4.250%, 07/31/2028	387,577	386,896
4.250%, 08/15/2029	177,815	177,065
4.250%, 01/31/2030	89,800	89,246
4.125%, 10/31/2027	48,096	48,015
4.125%, 06/30/2028	78,955	78,659
4.125%, 08/31/2028	173,272	172,561
4.125%, 06/15/2029	24,858	24,677
4.125%, 07/15/2029	39,555	39,255
4.125%, 10/31/2029	7,260	7,195
4.125%, 08/31/2030	7,326	7,234
4.125%, 05/31/2031	15,119	14,881
4.125%, 06/30/2031	51,605	50,779
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 05/31/2028	$99,855	$99,297
4.000%, 07/31/2030	20,825	20,480
4.000%, 01/31/2033	26,475	25,615
3.875%, 04/30/2030	7,297	7,157
3.875%, 06/30/2030	24,566	24,064
3.875%, 08/31/2032	19,166	18,480
3.750%, 12/31/2028	19,161	18,897
3.750%, 06/30/2030	38,179	37,226
3.625%, 03/31/2028	26,810	26,525
3.625%, 03/31/2030	89,938	87,496
3.625%, 08/31/2030	34,333	33,280
3.625%, 12/31/2030	28,829	27,864
3.500%, 10/31/2027	44,430	44,041
3.500%, 01/31/2028	48,236	47,707
3.500%, 10/15/2028	23,930	23,515
3.500%, 02/15/2029	2,060	2,018
3.375%, 12/31/2027	67,840	67,034
3.375%, 02/29/2028	27,382	27,016
2.375%, 03/31/2029	47,870	45,534
1.750%, 01/31/2029	19,145	18,000
U.S. Treasury STRIPS
0.000%, 02/15/2032 (A)	26,315	20,488

Total U.S. Treasury Obligations
(Cost $3,965,436) ($ Thousands)		3,900,823

MORTGAGE-BACKED SECURITIES — 37.1%
Agency Mortgage-Backed Obligations — 31.4%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	22	23
7.000%, 03/01/2031 to 03/01/2039	18	19
6.500%, 10/01/2031 to 04/01/2056	20,315	21,005
6.000%, 08/01/2038 to 08/01/2055	66,208	67,737
5.500%, 02/01/2035 to 07/01/2056	74,056	73,862
5.000%, 08/01/2033 to 05/01/2055	67,479	65,541
4.500%, 06/01/2039 to 02/01/2056	87,010	82,947
4.000%, 09/01/2040 to 02/01/2053	45,880	42,341
3.500%, 04/01/2033 to 11/01/2052	45,041	40,614
3.000%, 09/01/2030 to 06/01/2052	97,483	85,797
2.500%, 10/01/2031 to 05/01/2052	163,023	135,860
2.000%, 10/01/2031 to 03/01/2052	104,071	83,947
FHLMC ARM
6.492%, RFUCCT1Y + 2.330%, 05/01/2036(B)	21	22
6.345%, RFUCCT1Y + 1.595%, 10/01/2036(B)	8	8
6.255%, RFUCCT1Y + 1.926%, 12/01/2036(B)	10	10
5.632%, RFUCCT1Y + 1.617%, 11/01/2047(B)	488	504
5.559%, SOFR30A + 2.330%, 07/01/2055(B)	1,808	1,822

SEI Institutional Investments Trust	181

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.430%, SOFR30A + 2.330%, 08/01/2055(B)	$1,764	$1,771
5.379%, SOFR30A + 2.090%, 05/01/2055(B)	624	626
5.318%, SOFR30A + 2.105%, 08/01/2055(B)	1,053	1,056
5.305%, SOFR30A + 2.330%, 08/01/2055(B)	1,374	1,379
5.240%, SOFR30A + 2.075%, 07/01/2055(B)	2,664	2,663
5.202%, SOFR30A + 2.075%, 07/01/2055(B)	863	864
5.159%, SOFR30A + 2.203%, 06/01/2055(B)	1,790	1,790
5.050%, SOFR30A + 2.106%, 08/01/2055(B)	6,546	6,540
4.951%, SOFR30A + 2.114%, 08/01/2056(B)	1,433	1,418
4.946%, SOFR30A + 2.140%, 02/01/2056(B)	4,052	4,034
4.928%, SOFR30A + 2.256%, 02/01/2054(B)	742	740
4.858%, SOFR30A + 2.100%, 07/01/2056(B)	1,570	1,558
4.784%, SOFR30A + 2.098%, 07/01/2056(B)	3,124	3,097
4.783%, SOFR30A + 2.147%, 01/01/2055(B)	2,022	2,033
4.770%, SOFR30A + 2.095%, 06/01/2056(B)	2,437	2,398
4.716%, SOFR30A + 2.192%, 03/01/2056(B)	4,259	4,190
4.689%, SOFR30A + 2.334%, 10/01/2054(B)	1,756	1,739
4.610%, SOFR30A + 2.117%, 08/01/2056(B)	1,601	1,567
4.606%, SOFR30A + 2.138%, 05/01/2056(B)	12,486	12,243
4.571%, SOFR30A + 2.161%, 07/01/2056(B)	5,137	5,024
4.299%, SOFR30A + 2.182%, 06/01/2056(B)	2,580	2,493
4.235%, SOFR30A + 2.340%, 07/01/2056(B)	1,442	1,405
4.159%, SOFR30A + 2.304%, 05/01/2053(B)	2,833	2,851
4.139%, RFUCCT1Y + 1.622%, 02/01/2050(B)	1,360	1,396
3.900%, H15T5Y + 1.289%, 03/01/2047(B)	300	289
3.006%, RFUCCT1Y + 1.628%, 11/01/2048(B)	1,806	1,830
2.739%, RFUCCT1Y + 1.635%, 12/01/2050(B)	151	144
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multiclass Certificates, Ser 2020- RR02, Cl BX, IO
1.666%, 08/27/2028(B)	$2,000	$56
FHLMC Multiclass Certificates, Ser 2021- P009, Cl A2
1.878%, 01/25/2031	975	872
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.330%, 10/25/2032(B)	18,932	227
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.681%, 12/25/2035(B)	16,112	619
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.302%, 11/25/2032(B)	14,627	159
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.573%, 02/25/2036(B)	4,914	151
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.526%, 01/25/2033(B)	6,793	148
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.080%, 05/25/2029(B)	3,613	77
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.000%, 06/25/2029(B)	2,857	60
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.276%, 06/25/2029(B)	6,800	200
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.434%, 01/25/2030(B)	3,213	123
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.115%, 10/25/2030(B)	5,284	178
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.600%, 03/25/2031(B)	17,682	327
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.439%, 09/25/2031(B)	15,515	232
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.488%, 12/25/2031(B)	8,651	122
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.404%, 03/25/2032(B)	6,770	99
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.451%, 04/25/2055(B)	6,949	123
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 05/25/2032(B)	7,950	134

182	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.501%, 06/25/2032(B)	$11,268	$227
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.405%, 08/25/2032(B)	11,211	179
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.140%, SOFR30A + 0.520%, 11/25/2029(B)	1,928	1,924
FHLMC Multifamily Structured Pass Through Certificates, Ser K564, Cl AS
4.120%, SOFR30A + 0.500%, 05/25/2031(B)	695	695
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.692%, 03/25/2028(B)	4,564	33
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.281%, 06/25/2027(B)	584	4
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(B)	2,131	2,112
FHLMC Reference REMIC CMO, Ser 2006- R007, Cl ZA
6.000%, 05/15/2036	281	289
FHLMC REMICS CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	2	2
FHLMC REMICS CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	14	14
FHLMC REMICS CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	7	7
FHLMC REMICS CMO, Ser 2003-2671, Cl S
7.882%, 09/15/2033(B)	12	13
FHLMC REMICS CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	25	24
FHLMC REMICS CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	56	56
FHLMC REMICS CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	2	1
FHLMC REMICS CMO, Ser 2009-3546, Cl A
5.871%, 02/15/2039(B)	20	20
FHLMC REMICS CMO, Ser 2010-3693, Cl FC
4.251%, SOFR30A + 0.614%, 07/15/2040(B)	388	386
FHLMC REMICS CMO, Ser 2011-3866, Cl SA, IO
2.199%, 05/15/2041(B)	159	7
FHLMC REMICS CMO, Ser 2011-3919, Cl FA
4.251%, SOFR30A + 0.614%, 09/15/2041(B)	393	391
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2011-3958, Cl AF
4.201%, SOFR30A + 0.564%, 11/15/2041(B)	$348	$345
FHLMC REMICS CMO, Ser 2011-3975, Cl FA
4.241%, SOFR30A + 0.604%, 12/15/2041(B)	320	318
FHLMC REMICS CMO, Ser 2012-3990, Cl FG
4.201%, SOFR30A + 0.564%, 01/15/2042(B)	397	394
FHLMC REMICS CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	134	126
FHLMC REMICS CMO, Ser 2012-4030, Cl HS, IO
2.859%, 04/15/2042(B)	17	1
FHLMC REMICS CMO, Ser 2012-4059, Cl FP
4.201%, SOFR30A + 0.564%, 06/15/2042(B)	470	466
FHLMC REMICS CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	802	738
FHLMC REMICS CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	513	471
FHLMC REMICS CMO, Ser 2012-4091, Cl FN
4.151%, SOFR30A + 0.514%, 08/15/2042(B)	474	468
FHLMC REMICS CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	635	581
FHLMC REMICS CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	243	239
FHLMC REMICS CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	478	472
FHLMC REMICS CMO, Ser 2013-4184, Cl FN
4.101%, SOFR30A + 0.464%, 03/15/2043(B)	304	300
FHLMC REMICS CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	553	459
FHLMC REMICS CMO, Ser 2013-4281, Cl FA
4.151%, SOFR30A + 0.514%, 12/15/2043(B)	268	266
FHLMC REMICS CMO, Ser 2014-4290, Cl LF
4.151%, SOFR30A + 0.514%, 07/15/2035(B)	636	631
FHLMC REMICS CMO, Ser 2014-4303, Cl FA
4.101%, SOFR30A + 0.464%, 02/15/2044(B)	437	431
FHLMC REMICS CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	54	54
FHLMC REMICS CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	713	627
FHLMC REMICS CMO, Ser 2016-4587, Cl AF
4.101%, SOFR30A + 0.464%, 06/15/2046(B)	722	718
FHLMC REMICS CMO, Ser 2016-4604, Cl FB
4.151%, SOFR30A + 0.514%, 08/15/2046(B)	1,963	1,945

SEI Institutional Investments Trust	183

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2016-4611, Cl BF
4.151%, SOFR30A + 0.514%, 06/15/2041(B)	$4,886	$4,838
FHLMC REMICS CMO, Ser 2016-4620, Cl LF
4.151%, SOFR30A + 0.514%, 10/15/2046(B)	803	797
FHLMC REMICS CMO, Ser 2017-4709, Cl FA
4.051%, SOFR30A + 0.414%, 08/15/2047(B)	509	502
FHLMC REMICS CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	883	805
FHLMC REMICS CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	576	509
FHLMC REMICS CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	234	201
FHLMC REMICS CMO, Ser 2018-4826, Cl KF
4.051%, SOFR30A + 0.414%, 09/15/2048(B)	529	519
FHLMC REMICS CMO, Ser 2018-4854, Cl FB
4.051%, SOFR30A + 0.414%, 01/15/2049(B)	1,278	1,264
FHLMC REMICS CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,094	1,981
FHLMC REMICS CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	105	92
FHLMC REMICS CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	860	777
FHLMC REMICS CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,017	918
FHLMC REMICS CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	996	863
FHLMC REMICS CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	600	562
FHLMC REMICS CMO, Ser 2019-4944, Cl AC
2.400%, 05/15/2044	2,427	2,128
FHLMC REMICS CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	407	349
FHLMC REMICS CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	650
FHLMC REMICS CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,048	709
FHLMC REMICS CMO, Ser 2020-4988, Cl KF
4.108%, SOFR30A + 0.464%, 07/25/2050(B)	756	748
FHLMC REMICS CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	434	368
FHLMC REMICS CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	894	809
FHLMC REMICS CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,595	1,271
FHLMC REMICS CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	528	460
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMICS CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	$1,063	$876
FHLMC REMICS CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	6,615	5,608
FHLMC REMICS CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	948	872
FHLMC REMICS CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	116	106
FHLMC REMICS CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,105	1,888
FHLMC REMICS CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,139	1,048
FHLMC REMICS CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,807
FHLMC REMICS CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	649	614
FHLMC REMICS CMO, Ser 2023-5335, Cl FB
4.451%, SOFR30A + 0.814%, 10/15/2039(B)	1,736	1,744
FHLMC REMICS CMO, Ser 2024-5451, Cl FD
4.151%, SOFR30A + 0.514%, 01/15/2044(B)	861	851
FHLMC REMICS CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,195
FHLMC REMICS CMO, Ser 2024-5473, Cl BF
4.943%, SOFR30A + 1.300%, 11/25/2054(B)	1,590	1,598
FHLMC REMICS CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	845	791
FHLMC REMICS CMO, Ser 2025-5605, Cl NF
4.593%, SOFR30A + 0.950%, 12/25/2055(B)	12,120	12,075
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,106	990
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	574	517
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
4.301%, SOFR30A + 0.664%, 03/15/2044(B)	678	675
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,572	1,380
FHLMC STRIPS CMO, Ser 2023-390, Cl C12, IO
4.000%, 11/15/2052	13,840	3,134
FHLMC STRIPS CMO, Ser 2026-459, Cl GH
4.800%, 07/25/2031	13,322	13,226
FHLMC STRIPS CMO, Ser 2026-470, Cl FA
4.043%, SOFR30A + 0.400%, 08/25/2029(B)	1,578	1,566
FNMA
8.000%, 01/01/2030 to 06/01/2031	5	5
7.500%, 02/01/2031 to 11/01/2038	29	30
7.000%, 01/01/2032 to 01/01/2039	184	193

184	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.500%, 05/01/2027 to 11/01/2055	$4,288	$4,512
6.000%, 02/01/2032 to 02/01/2056	74,241	75,659
5.500%, 12/01/2033 to 10/01/2055	133,020	132,444
5.350%, 07/01/2033	100	99
5.000%, 05/01/2034 to 04/01/2054	106,132	103,323
4.500%, 11/01/2031 to 01/01/2059	73,348	69,485
4.270%, 10/01/2032	188	183
4.200%, 01/01/2029	1,665	1,648
4.000%, 01/01/2027 to 09/01/2062	102,302	94,401
3.500%, 07/01/2031 to 09/01/2052	53,589	48,296
3.310%, 03/01/2028	1,797	1,765
3.000%, 05/01/2029 to 07/01/2060	221,925	196,108
2.500%, 03/01/2035 to 09/01/2061	115,236	96,278
2.435%, 10/01/2051	4,742	2,929
2.000%, 02/01/2031 to 04/01/2052	142,170	115,559
1.850%, 09/01/2035	883	769
1.790%, 08/01/2031	1,396	1,208
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	78	70
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	559
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	273	260
FNMA ARM
6.004%, RFUCCT1Y + 1.559%, 12/01/2035(B)	6	6
5.587%, SOFR30A + 2.106%, 12/01/2053(B)	973	984
5.576%, SOFR30A + 2.060%, 08/01/2055(B)	1,738	1,758
5.288%, SOFR30A + 2.339%, 08/01/2054(B)	2,449	2,462
5.161%, SOFR30A + 2.318%, 02/01/2055(B)	2,893	2,895
5.016%, SOFR30A + 2.300%, 04/01/2056(B)	1,355	1,349
4.975%, SOFR30A + 2.310%, 05/01/2055(B)	1,782	1,774
4.947%, SOFR30A + 2.121%, 08/01/2056(B)	8,150	8,106
4.866%, SOFR30A + 2.300%, 06/01/2056(B)	2,418	2,406
4.849%, SOFR30A + 2.277%, 07/01/2054(B)	4,055	4,042
4.832%, SOFR30A + 2.123%, 06/01/2056(B)	5,171	5,141
4.815%, SOFR30A + 2.158%, 05/01/2056(B)	9,747	9,642
4.807%, SOFR30A + 2.087%, 01/01/2056(B)	1,805	1,788
4.804%, SOFR30A + 2.070%, 01/01/2056(B)	2,194	2,172
4.800%, SOFR30A + 2.050%, 06/01/2056(B)	1,788	1,778
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.771%, SOFR30A + 2.196%, 03/01/2056(B)	$1,716	$1,693
4.695%, SOFR30A + 2.310%, 06/01/2056(B)	1,181	1,171
4.673%, SOFR30A + 2.300%, 04/01/2053(B)	7,892	7,890
4.665%, SOFR30A + 2.057%, 04/01/2056(B)	976	964
4.651%, SOFR30A + 2.310%, 09/01/2056(B)	1,595	1,577
4.615%, SOFR30A + 2.129%, 08/01/2052(B)	1,025	1,021
4.614%, SOFR30A + 2.161%, 08/01/2055(B)	2,893	2,866
4.579%, SOFR30A + 2.105%, 07/01/2056(B)	3,282	3,218
4.578%, SOFR30A + 2.127%, 08/01/2052(B)	2,056	2,047
4.575%, SOFR30A + 2.050%, 02/01/2056(B)	1,742	1,709
4.363%, SOFR30A + 2.126%, 07/01/2052(B)	1,803	1,789
4.323%, SOFR30A + 2.157%, 01/01/2055(B)	1,907	1,927
4.278%, SOFR30A + 2.310%, 07/01/2056(B)	1,455	1,424
4.128%, SOFR30A + 2.135%, 10/01/2052(B)	3,496	3,524
4.124%, SOFR30A + 2.125%, 11/01/2052(B)	1,216	1,223
4.093%, SOFR30A + 2.120%, 09/01/2052(B)	1,368	1,379
4.086%, SOFR30A + 2.310%, 07/01/2056(B)	1,467	1,428
2.689%, RFUCCT1Y + 1.606%, 06/01/2050(B)	648	627
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	85	84
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	31	3
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	51	6
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	16,328	2,037
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	18,669	2,301
FNMA Interest STRIPS CMO, Ser 2023-438, Cl C24, IO
4.000%, 07/25/2053	8,808	1,989

SEI Institutional Investments Trust	185

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	$6	$6
FNMA REMICS CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	4	4
FNMA REMICS CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	2	2
FNMA REMICS CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	128	129
FNMA REMICS CMO, Ser 2006-125, Cl SM, IO
3.442%, 01/25/2037(B)	120	11
FNMA REMICS CMO, Ser 2006-33, Cl LS
13.241%, 05/25/2036(B)	15	17
FNMA REMICS CMO, Ser 2006-46, Cl SW
10.422%, 06/25/2036(B)	12	12
FNMA REMICS CMO, Ser 2006-51, Cl SP, IO
2.892%, 03/25/2036(B)	4	–
FNMA REMICS CMO, Ser 2007-64, Cl FA
4.228%, SOFR30A + 0.584%, 07/25/2037(B)	3	3
FNMA REMICS CMO, Ser 2007-68, Cl SC, IO
2.942%, 07/25/2037(B)	49	4
FNMA REMICS CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	3
FNMA REMICS CMO, Ser 2009-103, Cl MB
5.973%, 12/25/2039(B)	29	29
FNMA REMICS CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	150	134
FNMA REMICS CMO, Ser 2010-107, Cl FB
4.168%, SOFR30A + 0.524%, 09/25/2040(B)	355	352
FNMA REMICS CMO, Ser 2010-111, Cl KF
4.158%, SOFR30A + 0.514%, 10/25/2040(B)	2,215	2,204
FNMA REMICS CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	139	138
FNMA REMICS CMO, Ser 2011-117, Cl AF
4.208%, SOFR30A + 0.564%, 11/25/2041(B)	316	313
FNMA REMICS CMO, Ser 2011-117, Cl FA
4.208%, SOFR30A + 0.564%, 11/25/2041(B)	746	740
FNMA REMICS CMO, Ser 2011-127, Cl FC
4.208%, SOFR30A + 0.564%, 12/25/2041(B)	346	343
FNMA REMICS CMO, Ser 2011-142, Cl EF
4.258%, SOFR30A + 0.614%, 01/25/2042(B)	394	391
FNMA REMICS CMO, Ser 2011-2, Cl WA
5.777%, 02/25/2051(B)	18	18
FNMA REMICS CMO, Ser 2011-55, Cl FH
4.198%, SOFR30A + 0.554%, 06/25/2041(B)	294	293
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2011-75, Cl FA
4.308%, SOFR30A + 0.664%, 08/25/2041(B)	$8	$8
FNMA REMICS CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	577	520
FNMA REMICS CMO, Ser 2012-12, Cl FA
4.258%, SOFR30A + 0.614%, 02/25/2042(B)	342	339
FNMA REMICS CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMICS CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	148	152
FNMA REMICS CMO, Ser 2012-47, Cl JF
4.258%, SOFR30A + 0.614%, 05/25/2042(B)	465	461
FNMA REMICS CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(A)	391	288
FNMA REMICS CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(A)	864	637
FNMA REMICS CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,010	918
FNMA REMICS CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	348	365
FNMA REMICS CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	342	346
FNMA REMICS CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	811	727
FNMA REMICS CMO, Ser 2014-74, Cl FC
4.158%, SOFR30A + 0.514%, 11/25/2044(B)	431	425
FNMA REMICS CMO, Ser 2015-32, Cl FA
4.058%, SOFR30A + 0.414%, 05/25/2045(B)	770	754
FNMA REMICS CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	37	32
FNMA REMICS CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	588	502
FNMA REMICS CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	575
FNMA REMICS CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,346	1,188
FNMA REMICS CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	847	793
FNMA REMICS CMO, Ser 2016-11, Cl CF
4.108%, SOFR30A + 0.464%, 03/25/2046(B)	351	347
FNMA REMICS CMO, Ser 2016-19, Cl FD
4.158%, SOFR30A + 0.514%, 04/25/2046(B)	2,471	2,455
FNMA REMICS CMO, Ser 2016-22, Cl FA
4.158%, SOFR30A + 0.514%, 04/25/2046(B)	917	908

186	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2016-22, Cl FG
4.158%, SOFR30A + 0.514%, 04/25/2046(B)	$821	$814
FNMA REMICS CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,318	1,221
FNMA REMICS CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	875	812
FNMA REMICS CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	984	739
FNMA REMICS CMO, Ser 2016-69, Cl BF
4.158%, SOFR30A + 0.514%, 10/25/2046(B)	888	881
FNMA REMICS CMO, Ser 2016-75, Cl FE
4.158%, SOFR30A + 0.514%, 10/25/2046(B)	652	647
FNMA REMICS CMO, Ser 2016-78, Cl FA
4.158%, SOFR30A + 0.514%, 03/25/2044(B)	342	338
FNMA REMICS CMO, Ser 2016-79, Cl FH
4.158%, SOFR30A + 0.514%, 11/25/2046(B)	672	667
FNMA REMICS CMO, Ser 2016-82, Cl FE
4.158%, SOFR30A + 0.514%, 11/25/2046(B)	1,437	1,427
FNMA REMICS CMO, Ser 2016-82, Cl FH
4.158%, SOFR30A + 0.514%, 11/25/2046(B)	1,158	1,148
FNMA REMICS CMO, Ser 2016-84, Cl FB
4.158%, SOFR30A + 0.514%, 11/25/2046(B)	559	554
FNMA REMICS CMO, Ser 2016-86, Cl FE
4.158%, SOFR30A + 0.514%, 11/25/2046(B)	1,424	1,411
FNMA REMICS CMO, Ser 2016-91, Cl AF
4.158%, SOFR30A + 0.514%, 12/25/2046(B)	573	569
FNMA REMICS CMO, Ser 2017-11, Cl FA
4.158%, SOFR30A + 0.514%, 03/25/2047(B)	272	270
FNMA REMICS CMO, Ser 2017-113, Cl FB
4.008%, SOFR30A + 0.364%, 01/25/2048(B)	276	272
FNMA REMICS CMO, Ser 2017-12, Cl FD
4.158%, SOFR30A + 0.514%, 03/25/2047(B)	667	661
FNMA REMICS CMO, Ser 2017-23, Cl FA
4.158%, SOFR30A + 0.514%, 04/25/2047(B)	650	645
FNMA REMICS CMO, Ser 2017-26, Cl FA
4.108%, SOFR30A + 0.464%, 04/25/2047(B)	1,624	1,611
FNMA REMICS CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	1,723	1,670
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2017-82, Cl FE
4.008%, SOFR30A + 0.364%, 10/25/2047(B)	$502	$498
FNMA REMICS CMO, Ser 2017-9, Cl BF
4.158%, SOFR30A + 0.514%, 03/25/2047(B)	820	813
FNMA REMICS CMO, Ser 2017-9, Cl DF
4.158%, SOFR30A + 0.514%, 03/25/2047(B)	588	583
FNMA REMICS CMO, Ser 2017-9, Cl EF
4.158%, SOFR30A + 0.514%, 03/25/2047(B)	324	322
FNMA REMICS CMO, Ser 2017-96, Cl FB
4.058%, SOFR30A + 0.414%, 12/25/2047(B)	950	938
FNMA REMICS CMO, Ser 2018-1, Cl FA
4.008%, SOFR30A + 0.364%, 02/25/2048(B)	310	307
FNMA REMICS CMO, Ser 2018-36, Cl FD
4.008%, SOFR30A + 0.364%, 06/25/2048(B)	1,329	1,316
FNMA REMICS CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,084	1,018
FNMA REMICS CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	345	335
FNMA REMICS CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	798	687
FNMA REMICS CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	906	798
FNMA REMICS CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	810	763
FNMA REMICS CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	194	177
FNMA REMICS CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	613	584
FNMA REMICS CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	30	29
FNMA REMICS CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	498	450
FNMA REMICS CMO, Ser 2019-43, Cl FC
4.158%, SOFR30A + 0.514%, 08/25/2049(B)	883	869
FNMA REMICS CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	290	251
FNMA REMICS CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	87	77
FNMA REMICS CMO, Ser 2019-79, Cl FA
4.258%, SOFR30A + 0.614%, 01/25/2050(B)	1,517	1,497
FNMA REMICS CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	2,069	1,947
FNMA REMICS CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	792	474

SEI Institutional Investments Trust	187

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMICS CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	$685	$559
FNMA REMICS CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,514	1,193
FNMA REMICS CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,258	1,096
FNMA REMICS CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	982	899
FNMA REMICS CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	237	207
FNMA REMICS CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	385	342
FNMA REMICS CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,701	1,356
FNMA REMICS CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	121	112
FNMA REMICS CMO, Ser 2022-57, Cl FA
4.343%, SOFR30A + 0.700%, 09/25/2052(B)	11,699	11,486
FNMA REMICS CMO, Ser 2022-6, Cl CB
2.125%, 02/25/2052	746	426
FNMA REMICS CMO, Ser 2022-61, Cl F
4.343%, SOFR30A + 0.700%, 09/25/2052(B)	12,084	11,864
FNMA REMICS CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	703	645
FNMA REMICS CMO, Ser 2023-37, Cl FH
4.158%, SOFR30A + 0.514%, 01/25/2050(B)	1,837	1,812
FNMA REMICS CMO, Ser 2023-38, Cl FC
4.308%, SOFR30A + 0.664%, 06/25/2040(B)	1,353	1,349
FNMA REMICS CMO, Ser 2023-38, Cl FD
4.481%, SOFR30A + 0.864%, 10/25/2039(B)	434	433
FNMA REMICS CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	126,644	15,555
FNMA REMICS CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,283	1,961
FNMA REMICS CMO, Ser 2025-67, Cl BY
2.500%, 01/25/2057	1,335	889
FNMA REMICS CMO, Ser 2025-95, Cl FC
4.343%, SOFR30A + 0.700%, 09/25/2052(B)	3,967	3,971
GNMA
7.000%, 09/15/2028 to 10/15/2032	119	120
6.500%, 05/15/2028 to 07/15/2035	185	188
6.000%, 09/15/2028 to 01/20/2054	7,398	7,696
5.500%, 11/20/2052 to 02/20/2054	18,437	18,490
5.000%, 10/15/2039 to 08/20/2053	11,382	11,161
4.700%, 09/20/2061(B)	47	47
4.500%, 01/20/2040 to 11/20/2052	15,342	14,612
4.382%, 01/20/2069(B)	3	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 11/20/2047 to 10/20/2052	$51,270	$47,104
3.500%, 09/20/2045 to 11/20/2053	72,825	65,253
3.000%, 03/15/2043 to 06/20/2052	33,686	29,447
2.500%, 12/20/2037 to 02/20/2053	34,178	28,801
2.000%, 08/20/2050 to 10/20/2051	133,292	106,963
GNMA ARM
5.375%, H15T1Y + 1.500%, 07/20/2034(B)	2	2
5.000%, H15T1Y + 1.500%, 06/20/2056(B)	15,355	15,363
GNMA CMO, Ser 2005-7, Cl JM
8.462%, 05/18/2034(B)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.776%, 12/16/2037(B)	966	31
GNMA CMO, Ser 2009-106, Cl KS, IO
2.633%, 11/20/2039(B)	843	54
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	589	607
GNMA CMO, Ser 2009-66, Cl XS, IO
3.046%, 07/16/2039(B)	3	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	796	776
GNMA CMO, Ser 2010-4, Cl NS, IO
2.636%, 01/16/2040(B)	1,460	134
GNMA CMO, Ser 2010-4, Cl SL, IO
2.646%, 01/16/2040(B)	31	3
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	16	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.103%, 02/16/2053(B)	1,435	4
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.410%, 03/20/2062(B)	161	15
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,130	1,032
GNMA CMO, Ser 2013-163, Cl IO, IO
1.008%, 02/16/2046(B)	750	12
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	791	699
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,059	914
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,353	1,121
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	421	357
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	36	32
GNMA CMO, Ser 2017-171, Cl IO, IO
0.592%, 09/16/2059(B)	3,805	131
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	125	117
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	558	500

188	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-158, Cl PG
2.250%, 12/20/2049	$994	$823
GNMA CMO, Ser 2019-158, Cl PK
1.750%, 12/20/2049	1,242	997
GNMA CMO, Ser 2019-158, Cl PL
1.500%, 12/20/2049	2,311	1,824
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	76	67
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	48	42
GNMA CMO, Ser 2019-78, Cl PT
2.500%, 08/20/2044	931	820
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	199	174
GNMA CMO, Ser 2019-96, Cl DE
2.350%, 08/20/2049	725	607
GNMA CMO, Ser 2020-109, Cl AI, IO
0.903%, 05/16/2060(B)	1,642	97
GNMA CMO, Ser 2020-112, Cl AB
1.500%, 08/20/2050	1,954	1,539
GNMA CMO, Ser 2020-17, Cl AP
2.250%, 01/20/2050	899	762
GNMA CMO, Ser 2020-17, Cl PD
2.250%, 01/20/2050	962	804
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	4,930	709
GNMA CMO, Ser 2020-184, Cl IO, IO
0.910%, 11/16/2060(B)	2,586	171
GNMA CMO, Ser 2020-31, Cl E
2.000%, 09/20/2049	2,193	1,860
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	780	627
GNMA CMO, Ser 2020-95, Cl A
1.625%, 07/20/2050	3,367	2,678
GNMA CMO, Ser 2021-11, Cl IX, IO
1.162%, 12/16/2062(B)	2,935	241
GNMA CMO, Ser 2021-14, Cl IO, IO
1.334%, 06/16/2063(B)	5,015	452
GNMA CMO, Ser 2021-147, Cl KI, IO
1.149%, 06/16/2061(B)	4,812	384
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(B)	2,757	220
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(B)	2,762	187
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	53	43
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,606	1,388
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(B)	662	637
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	948	912
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	$120	$116
GNMA CMO, Ser 2021-37, Cl IO, IO
0.797%, 01/16/2061(B)	2,630	153
GNMA CMO, Ser 2021-5, Cl IO, IO
1.111%, 01/16/2061(B)	4,102	283
GNMA CMO, Ser 2021-60, Cl IO, IO
0.827%, 05/16/2063(B)	2,190	132
GNMA CMO, Ser 2021-68, Cl IO, IO
0.878%, 10/16/2062(B)	2,656	162
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	92	70
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	120	115
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	909	875
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,280	1,053
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	523	441
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	1,854	1,736
GNMA CMO, Ser 2022-66, Cl Y
3.500%, 04/20/2052	888	714
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	743
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	897	725
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	333
GNMA CMO, Ser 2023-179, Cl IO, IO
0.610%, 09/16/2063(B)	15,473	674
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,405
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	755	689
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	18,683	17,592
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	491
GNMA CMO, Ser 2025-89, Cl GT
3.000%, 05/20/2055	12,534	11,032
GNMA CMO, Ser 218, Cl IO, IO
0.964%, 10/16/2061(B)	2,614	186
GNMA CMO, Ser 53, Cl IO, IO
0.513%, 11/16/2056(B)	6,713	186
GNMA CMO, Ser 54, Cl IO, IO
1.603%, 09/16/2063(B)	2,495	288
GNMA CMO, Ser 59, Cl IO, IO
0.570%, 02/16/2062(B)	3,221	130
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(B)	3,184	187

SEI Institutional Investments Trust	189

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(B)	$4,191	$455
GNMA CMO, Ser 7, Cl IO, IO
0.540%, 12/16/2058(B)	5,883	168
GNMA CMO, Ser 89, Cl IA, IO
1.164%, 04/16/2062(B)	2,837	224
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,394	3,295
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	3,905	191
GNMA CMO, Ser 94, Cl IO, IO
0.841%, 02/16/2063(B)	3,059	180
GNMA TBA
5.500%, 09/15/2056	30,900	30,680
5.000%, 09/01/2033	25,300	24,494
4.500%, 09/15/2056	5,175	4,844
4.000%, 09/15/2056	43,525	39,290
3.500%, 09/15/2056	31,600	27,617
2.500%, 09/15/2056	38,325	32,029
UMBS TBA
6.000%, 09/15/2056	97,150	98,206
5.500%, 09/15/2056 to 10/15/2056	120,345	119,097
5.000%, 09/15/2056	79,642	76,819
4.500%, 09/15/2056	73,140	68,630
4.000%, 09/14/2039	110,171	100,514
3.500%, 10/01/2040 to 09/15/2056	138,160	122,406
3.000%, 09/15/2056	33,325	28,395
2.500%, 09/15/2056	15,855	12,931
2.000%, 09/15/2056	29,940	23,347
		3,230,514
Non-Agency Mortgage-Backed Obligations — 5.7%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,237
ACREC LLC, Ser 2026-FL4, Cl AS
5.239%, TSFR1M + 1.600%, 01/18/2043(B)(C)	5,750	5,752
ALA Trust, Ser 2025-OANA, Cl A
5.382%, TSFR1M + 1.743%, 06/15/2040(B)(C)	5,000	5,025
ALA Trust, Ser 2025-OANA, Cl B
5.482%, TSFR1M + 1.842%, 06/15/2040(B)(C)	5,685	5,713
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(C)	822	679
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(B)(C)	506	435
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
4.079%, 01/25/2067(B)(C)	6,593	6,155
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
5.000%, 01/25/2067(C)	$2,524	$2,397
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(B)(C)	6,048	6,028
Angel Oak Mortgage Trust, Ser 2025-10, Cl A1
4.960%, 09/25/2070(B)(C)	1,997	1,969
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.087%, SOFR30A + 1.450%, 01/15/2037(B)(C)	405	405
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl AS
5.486%, TSFR1M + 1.833%, 01/20/2043(B)(C)	5,743	5,753
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(C)	2,640	2,576
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.011%, 04/25/2037(B)	24	21
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	4	4
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	15	14
BANK, Ser 2022-BNK40, Cl A4
3.502%, 03/15/2064(B)	1,240	1,131
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,419
BANK5, Ser 2026-5YR21, Cl A3
5.525%, 04/15/2059	3,520	3,564
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(C)	4,539	4,028
Bayview Opportunity Master Fund VII Trust, Ser 2026-CES2, Cl A1A
5.720%, 05/25/2056(C)(D)	4,901	4,893
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	199	199
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	812
BBCMS Mortgage Trust, Ser 2021-C12, Cl A5
2.689%, 11/15/2054	715	627
BBCMS Mortgage Trust, Ser 2022-C17, Cl A5
4.441%, 09/15/2055	910	868
BBCMS Mortgage Trust, Ser 2022-C18, Cl A5
5.710%, 12/15/2055(B)	1,760	1,786
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,845	3,939

190	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	$318	$314
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.225%, 05/25/2034(B)	8	7
Benchmark Mortgage Trust, Ser 2021-B25, Cl A4
2.268%, 04/15/2054	847	767
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,220	1,955
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055(B)	1,710	1,552
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.590%, 05/15/2055(B)	1,740	1,650
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.590%, 05/15/2055(B)	1,015	929
Benchmark Mortgage Trust, Ser 2026-V23, Cl A3
5.853%, 08/28/2059	2,420	2,480
BFLD Commercial Mortgage Trust, Ser 2025-660F, Cl A
5.139%, TSFR1M + 1.500%, 11/15/2042(B)(C)	3,890	3,897
BMO Mortgage Trust, Ser 2026-5C16, Cl A3
5.963%, 08/15/2059	2,182	2,241
BMO Mortgage Trust, Ser 2026-C15, Cl A5
5.818%, 08/15/2059	1,424	1,459
BPR Commercial Mortgage Trust, Ser 2025- STAR, Cl A
5.112%, 11/05/2042(B)(C)	2,020	1,992
BPR Mortgage Trust, Ser 2023-STON, Cl A
7.497%, 12/05/2039(C)	7,300	7,428
BRAVO Residential Funding Trust, Ser 2022- NQM1, Cl A1
4.626%, 09/25/2061(B)(C)	509	493
BRAVO Residential Funding Trust, Ser 2022- RPL1, Cl A1
2.750%, 09/25/2061(B)(C)	6,823	6,143
BRAVO Residential Funding Trust, Ser 2026- NQM1, Cl A2
5.104%, 12/25/2065(C)(D)	3,193	3,142
BSPDF Issuer LLC, Ser 2026-FL3, Cl AS
5.339%, TSFR1M + 1.700%, 09/18/2043(B)(C)	4,695	4,700
BSPRT Issuer LLC, Ser 2026-FL13, Cl A
5.139%, TSFR1M + 1.500%, 10/18/2043(B)(C)	3,000	3,003
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	145	143
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2024- AIRC, Cl A
5.330%, TSFR1M + 1.691%, 08/15/2041(B)(C)	$2,973	$2,985
BX Commercial Mortgage Trust, Ser 2024- VLT5, Cl A
5.591%, 11/13/2046(B)(C)	2,080	2,008
BX Commercial Mortgage Trust, Ser 2026- CSMO, Cl A
5.039%, TSFR1M + 1.400%, 02/15/2043(B)(C)	3,490	3,499
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	935
BX Trust, Ser 2024-VLT4, Cl B
5.580%, TSFR1M + 1.941%, 06/15/2041(B)(C)	2,303	2,297
BX Trust, Ser 2025-ARIA, Cl A
5.199%, 12/13/2042(B)(C)	3,940	3,898
BX Trust, Ser 2025-ARIA, Cl B
5.350%, 12/13/2042(B)(C)	6,400	6,308
BX Trust, Ser 2025-GW, Cl A
5.239%, TSFR1M + 1.600%, 07/15/2042(B)(C)	3,775	3,787
BX Trust, Ser 2025-VLT7, Cl B
5.639%, TSFR1M + 2.000%, 07/15/2044(B)(C)	4,320	4,304
BX Trust, Ser 2025-VOLT, Cl A
5.339%, TSFR1M + 1.700%, 12/15/2044(B)(C)	3,123	3,115
BX Trust, Ser 2025-VOLT, Cl B
5.739%, TSFR1M + 2.100%, 12/15/2044(B)(C)	4,510	4,496
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	1,240	1,218
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(B)(C)	1,456	1,276
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 2A1
5.505%, 02/25/2037(B)	7	7
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 9A1
5.733%, 02/25/2037(B)	7	7
Chase Mortgage Finance Trust, Ser 2007- A2, Cl 1A1
6.306%, 06/25/2035(B)	1	1
CHI Commercial Mortgage Trust, Ser 2025- 110W, Cl A
5.102%, 12/13/2040(B)(C)	7,185	7,063
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(B)(C)	2,184	2,131

SEI Institutional Investments Trust	191

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(B)	$2,550	$2,538
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	6,805	6,391
Citigroup Commercial Mortgage Trust, Ser 2026-MFAM1, Cl A3
5.876%, 07/15/2059(B)	3,800	3,885
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(B)	9	8
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
6.029%, 08/25/2034(B)	5	4
Citigroup Mortgage Loan Trust, Ser 2009- 10, Cl 1A1
5.181%, 09/25/2033(B)(C)	4	4
Citigroup Mortgage Loan Trust, Ser 2025-2, Cl A10
6.000%, 02/25/2055(B)(C)	4,904	4,881
Citigroup Mortgage Loan Trust, Ser 2025- LTV1, Cl A1
5.237%, 12/25/2055(B)(C)	4,968	4,928
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(C)	1,041	883
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(C)	1,158	972
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
3.994%, 02/25/2067(C)(D)	1,153	1,082
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,743	1,745
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.245%, 02/10/2047(B)	154	152
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.837%, 10/10/2048(B)	2,384	2,270
Commercial Mortgage Pass-Through Certificates, Ser 2018-COR3, Cl A2
3.961%, 05/10/2051	5,976	5,913
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,775
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.193%, SOFR30A + 1.550%, 10/25/2041(B)(C)	320	320
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.293%, SOFR30A + 1.650%, 12/25/2041(B)(C)	$5,966	$5,973
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
5.443%, SOFR30A + 1.800%, 01/25/2044(B)(C)	790	794
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	32	33
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
5.267%, 08/25/2034(B)	50	48
Cross Mortgage Trust, Ser 2025-H7, Cl A1
4.934%, 09/25/2070(B)(C)	7,232	7,136
Cross Mortgage Trust, Ser 2026-NQM2, Cl A1
4.833%, 03/25/2061(B)(C)	7,269	7,136
Cross Mortgage Trust, Ser 2026-NQM7, Cl A1
5.458%, 06/25/2071(B)(C)	4,443	4,412
CSAIL Commercial Mortgage Trust, Ser 2017-CX9, Cl A5
3.446%, 09/15/2050	4,380	4,319
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl ASB
3.142%, 06/15/2052	727	713
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	923
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(B)(C)	1,139	1,117
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(C)	2,028	1,807
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(B)(C)	2,045	1,937
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	276	268
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(B)(C)	6,842	5,967
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(C)	855	755
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(C)	1,418	1,153
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(C)	1,622	1,416
CSMC Trust, Ser 2022-ATH2, Cl A1
5.071%, 05/25/2067(B)(C)	3,602	3,590
CSMC Trust, Ser 2022-NQM1, Cl A1
3.265%, 11/25/2066(B)(C)	2,493	2,230
DBC Mortgage Trust, Ser 2025-DBC, Cl B
5.239%, TSFR1M + 1.600%, 11/15/2042(B)(C)	7,000	7,013

192	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	$1,995	$1,795
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(C)	1,614	1,476
DGWD Trust, Ser 2025-INFL, Cl B
5.439%, TSFR1M + 1.800%, 08/15/2035(B)(C)	2,925	2,913
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(C)	1,342	1,128
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(C)	640	558
Extended Stay America Trust, Ser 2025- ESH, Cl B
5.239%, TSFR1M + 1.600%, 10/15/2042(B)(C)	2,848	2,857
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.143%, SOFR30A + 1.500%, 10/25/2041(B)(C)	1,491	1,491
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.943%, SOFR30A + 1.300%, 02/25/2042(B)(C)	64	64
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.543%, SOFR30A + 2.900%, 04/25/2042(B)(C)	2,850	2,883
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
4.788%, 09/25/2034(B)	9	9
FS Commercial Mortgage Trust, Ser 2026- PALM, Cl B
5.339%, TSFR1M + 1.700%, 07/15/2041(B)(C)	3,200	3,205
GCAT Trust, Ser 2025-NQM3, Cl A1
5.550%, 05/25/2070(C)(D)	5,693	5,672
GS Mortgage Securities Trust, Ser 2020- GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,336
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	1,381	1,350
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(B)(C)	1,111	956
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	3,698	3,596
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(B)(C)	6,210	6,186
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(B)(C)	$4,277	$4,253
GS Mortgage-Backed Securities Trust, Ser 2026-R1, Cl A1
5.534%, 04/25/2063(C)(D)	5,776	5,739
GSMPS Mortgage Loan Trust, Ser 2005- RP3, Cl 1AS, IO
0.350%, 09/25/2035(B)(C)	101	–
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	13	12
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	2
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
4.667%, TSFR1M + 1.014%, 06/20/2035(B)	673	619
Hilt Commercial Mortgage Trust, Ser 2024- ORL, Cl A
5.180%, TSFR1M + 1.541%, 05/15/2037(B)(C)	4,006	4,011
HOMES Trust, Ser 2026-NQM1, Cl A1
4.800%, 09/25/2070(C)(D)	3,934	3,862
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,796
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041(B)(C)	1,995	1,857
Impac CMB Trust, Ser 2005-4, Cl 2A1
4.382%, TSFR1M + 0.414%, 05/25/2035(B)	39	38
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.642%, TSFR1M + 0.974%, 09/25/2034(B)	7	6
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
4.582%, TSFR1M + 0.914%, 11/25/2034(B)	11	10
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	75	75
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,876
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.079%, 02/25/2035(B)	16	16
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.266%, 11/25/2033(B)	17	17

SEI Institutional Investments Trust	193

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(C)	$260	$223
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(B)(C)	1,519	1,515
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(B)(C)	2,666	2,651
Manhattan West Mortgage Trust, Ser 2020- 1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,233
Manhattan West Mortgage Trust, Ser 2026- 2MW, Cl A
5.499%, 06/10/2048(B)(C)	4,410	4,342
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.289%, 11/21/2034(B)	386	385
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	126	60
MASTR Reperforming Loan Trust, Ser 2005- 2, Cl 1A1F
4.132%, TSFR1M + 0.464%, 05/25/2035(B)(C)	163	74
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(C)	3	2
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.250%, 10/25/2032(B)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.000%, 07/25/2033(B)	6	6
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.240%, 12/25/2034(B)	21	20
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.779%, 08/25/2034(B)	14	13
MF1 LLC, Ser 2021-FL7, Cl A
4.833%, TSFR1M + 1.194%, 10/16/2036(B)(C)	98	98
MF1 LLC, Ser 2025-FL17, Cl A
4.959%, TSFR1M + 1.320%, 02/18/2040(B)(C)	5,295	5,296
MF1 LLC, Ser 2025-FL19, Cl AS
5.631%, TSFR1M + 1.992%, 05/18/2042(B)(C)	4,155	4,164
MF1 LLC, Ser 2026-FL22, Cl A
5.039%, TSFR1M + 1.400%, 11/18/2043(B)(C)	2,360	2,362
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(C)	396	349
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(C)	$548	$501
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	461	446
Mill City Mortgage Loan Trust, Ser 2026- R1, Cl A1
5.460%, 10/25/2062(B)(C)	5,610	5,565
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2026-C36, Cl A5
5.789%, 08/15/2059	1,898	1,950
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.047%, 11/15/2049(B)	6,843	3
Morgan Stanley Capital I Trust, Ser 2020- HR8, Cl A3
1.790%, 07/15/2053	907	815
Morgan Stanley Capital I Trust, Ser 2020- L4, Cl ASB
2.624%, 02/15/2053	2,762	2,663
Morgan Stanley Capital I Trust, Ser 2021- PLZA, Cl B
2.904%, 11/09/2043(B)(C)	6,634	5,743
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.653%, 04/25/2034(B)	34	34
Morgan Stanley Residential Mortgage Loan Trust, Ser 2026-1, Cl A4
5.000%, 04/25/2056(B)(C)	2,912	2,850
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.160%, TSFR1M + 0.454%, 04/16/2036(B)(C)	949	939
MP Trust, Ser 2026-WTRP, Cl A
5.436%, 09/11/2043(B)(C)	2,390	2,381
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(C)	462	405
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
6.000%, 06/25/2062(C)(D)	876	867
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(B)(C)	3,203	3,165
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(B)(C)	2,755	2,814
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.033%, TSFR1M + 1.393%, 10/15/2040(B)(C)	1,595	1,601
NYC Commercial Mortgage Trust, Ser 2025- 1155, Cl A
5.833%, 06/10/2042(C)	4,878	4,908

194	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Trust, Ser 2026-9W57, Cl A
5.053%, 06/06/2040(B)(C)	$4,690	$4,616
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(C)	564	456
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(C)	10,555	8,878
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	2,297	2,041
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,847	1,845
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	2,781	2,774
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	5,001	5,012
OBX Trust, Ser 2026-NQM13, Cl A1FC
5.639%, 07/01/2066(C)(D)	4,690	4,695
OBX Trust, Ser 2026-NQM6, Cl A1FC
5.063%, 04/26/2066(C)(D)	6,649	6,595
OBX Trust, Ser 2026-NQM7, Cl A1FC
5.220%, 04/25/2066(C)(D)	5,977	5,938
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(C)	5,699	5,030
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
4.443%, SOFR30A + 0.800%, 11/25/2054(B)(C)	1,147	1,147
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
4.493%, SOFR30A + 0.850%, 04/25/2055(B)(C)	1,797	1,798
Oceanview Mortgage Trust, Ser 2025-INV4, Cl AF1
4.543%, SOFR30A + 0.900%, 12/25/2055(B)(C)	796	795
Oceanview Mortgage Trust, Ser 2026-INV1, Cl AF1
4.543%, SOFR30A + 0.900%, 02/25/2056(B)(C)	6,254	6,254
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,293
PFP, Ser 2026-13, Cl AS
5.289%, TSFR1M + 1.650%, 08/18/2043(B)(C)	6,000	6,018
PMT Loan Trust, Ser 2026-INV4, Cl A8
5.500%, 03/25/2057(B)(C)	3,410	3,387
PMT Loan Trust, Ser 2026-INV5, Cl A2
5.500%, 05/25/2057(B)(C)	3,503	3,450
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	1	1
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	658	571
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	$4,073	$3,995
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(C)(D)	6,628	6,489
RALI Trust, Ser 2005-QO5, Cl A1
4.707%, 12MTA + 1.000%, 01/25/2046(B)	231	172
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	14	12
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(B)(C)	8,978	7,850
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(B)(C)	3,230	3,215
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(B)(C)	3,497	3,515
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.796%, 12/25/2034(B)	128	118
SCG Commercial Mortgage Trust, Ser 2025- FLWR, Cl C
5.389%, TSFR1M + 1.750%, 08/15/2042(B)(C)	5,350	5,357
SCMS Mortgage Trust, Ser 2025-BNC1, Cl A2
4.502%, 12/15/2057(C)	3,594	3,561
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
4.492%, TSFR6M + 0.748%, 01/20/2035(B)	26	26
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.054%, 10/25/2048(B)(C)	1,281	1,252
Sequoia Mortgage Trust, Ser 2025-6, Cl A5
5.500%, 07/25/2055(B)(C)	5,637	5,605
Sequoia Mortgage Trust, Ser 2026-4, Cl A5
5.000%, 03/25/2056(B)(C)	6,262	6,158
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(C)	5,265	4,591
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.954%, 03/27/2062(B)(C)	2,818	2,596
SMRT, Ser 2022-MINI, Cl A
4.640%, TSFR1M + 1.000%, 01/15/2039(B)(C)	5,430	5,428
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(C)	82	80
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(C)	898	789
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
4.422%, TSFR1M + 0.774%, 10/19/2034(B)	20	19

SEI Institutional Investments Trust	195

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.242%, TSFR1M + 0.594%, 04/19/2035(B)	$430	$420
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.026%, 12/25/2033(B)	11	11
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.082%, TSFR1M + 1.443%, 02/15/2042(B)(C)	2,606	2,585
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.482%, TSFR1M + 1.842%, 02/15/2042(B)(C)	5,550	5,494
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
4.422%, TSFR1M + 0.754%, 09/25/2043(B)	41	40
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.631%, 06/25/2057(B)(C)	1,860	1,542
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(C)	596	578
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	604	565
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,074	1,944
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.969%, 03/25/2064(B)(C)	4,056	4,080
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
4.985%, 07/25/2065(B)(C)	4,010	3,982
Towd Point Mortgage Trust, Ser 2026-2, Cl A1A
4.532%, 07/20/2066(B)(C)	11,774	11,472
UBS Commercial Mortgage Trust, Ser 2017- C4, Cl A3
3.301%, 10/15/2050	638	632
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(C)	370	335
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(C)	697	629
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(C)	631	552
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(C)	888	745
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(C)	2,401	2,049
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)	$1,072	$957
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(B)(C)	1,003	900
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(C)	97	95
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(C)	210	203
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	34	34
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.580%, 10/25/2033(B)	19	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.698%, 06/25/2033(B)	14	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.181%, 09/25/2033(B)	47	46
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
7.063%, 06/25/2033(B)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	85	83
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.866%, 06/25/2034(B)	15	14
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.101%, 06/25/2034(B)	1,326	1,298
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.032%, 07/25/2034(B)	1,142	1,072
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.302%, TSFR1M + 0.634%, 11/25/2045(B)	3,872	3,628
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.322%, TSFR1M + 0.654%, 12/25/2045(B)	1,603	1,608
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.658%, 12MTA + 1.500%, 12/25/2046(B)	88	79
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	87	13

196	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(A)	$2	$2
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,333
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,618
Wells Fargo Commercial Mortgage Trust, Ser 2025-609M, Cl A
5.182%, TSFR1M + 1.542%, 08/15/2042(B)(C)	6,500	6,508
Wells Fargo Commercial Mortgage Trust, Ser 2026-5C10, Cl A3
5.789%, 06/15/2059	2,558	2,609
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
6.123%, 08/25/2035(B)	8	8
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	950	899
		583,775

Total Mortgage-Backed Securities
(Cost $3,910,276) ($ Thousands)		3,814,289

CORPORATE OBLIGATIONS — 22.2%
Communication Services — 2.4%
Alphabet
6.500%, 08/15/2066	3,554	3,555
6.375%, 08/15/2056	6,399	6,439
6.250%, 08/15/2046	1,109	1,115
5.650%, 02/15/2056	6,035	5,521
5.450%, 08/15/2036	5,964	5,917
5.450%, 11/15/2055	1,805	1,599
5.300%, 05/15/2065	1,383	1,166
4.875%, 08/15/2031	2,559	2,543
4.700%, 11/15/2035	7,913	7,496
AppLovin
5.950%, 12/01/2054	2,500	2,260
AT&T
6.300%, 10/30/2066	952	888
6.200%, 10/30/2056	1,906	1,790
6.000%, 04/30/2056	1,448	1,319
5.850%, 04/30/2046	1,867	1,719
5.700%, 11/01/2054	4,515	3,949
5.550%, 11/01/2045	846	755
5.250%, 10/30/2036	7,933	7,582
4.750%, 04/30/2033	1,011	973
4.400%, 04/30/2031	1,749	1,700
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 12/01/2057	$1,256	$789
3.650%, 09/15/2059	902	543
3.550%, 09/15/2055	18,846	11,424
3.500%, 06/01/2041	920	682
3.500%, 09/15/2053	6,155	3,756
Beignet Investor LLC
6.581%, 05/30/2049 (C)	1,076	1,031
Bell Telephone of Canada or Bell Canada
5.450%, 11/15/2036	2,550	2,473
Charter Communications Operating LLC / Charter Communications Operating Capital
7.087%, 09/01/2038 (C)	480	475
6.950%, 08/15/2036	7,882	7,898
6.700%, 12/01/2055	1,269	1,152
6.550%, 06/01/2034	3,505	3,500
6.484%, 10/23/2045	110	98
6.100%, 06/01/2029	3,500	3,559
6.050%, 02/15/2032	1,323	1,324
5.375%, 04/01/2038	410	356
5.125%, 07/01/2049	310	227
4.800%, 03/01/2050	230	164
3.900%, 06/01/2052	3,952	2,400
3.750%, 02/15/2028	681	667
3.700%, 04/01/2051	181	108
3.500%, 03/01/2042	996	670
2.800%, 04/01/2031	450	394
2.300%, 02/01/2032	1,550	1,290
Comcast
6.050%, 05/15/2055	509	465
5.350%, 05/15/2053	509	419
4.600%, 10/15/2038	1,865	1,624
4.049%, 11/01/2052	928	620
2.987%, 11/01/2063	1,078	524
2.937%, 11/01/2056	895	457
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	2,934
Meta Platforms
6.450%, 05/15/2066	685	627
6.300%, 05/15/2056	6,283	5,785
6.200%, 05/15/2046	620	582
5.625%, 11/15/2055	8,765	7,305
5.600%, 05/15/2053	2,655	2,231
5.550%, 08/15/2064	5,430	4,334
5.500%, 11/15/2045	833	723
5.400%, 08/15/2054	5,405	4,382
5.250%, 05/15/2036	1,432	1,378
Orange MTN
5.000%, 01/13/2036 (C)	1,685	1,602
4.750%, 01/13/2033 (C)	2,888	2,780
4.250%, 01/13/2031 (C)	2,685	2,587
4.000%, 01/13/2029 (C)	1,823	1,790

SEI Institutional Investments Trust	197

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
5.900%, 10/15/2040	$3,840	$2,874
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (C)	4,340	4,138
Sopaipilla Investor LLC
7.534%, 11/30/2048 (C)	9,511	9,743
Space Exploration Technologies
5.875%, 07/15/2036 (C)	6,725	6,338
5.650%, 07/15/2033 (C)	4,820	4,650
5.350%, 07/15/2031 (C)	8,060	7,878
Sprint Capital
8.750%, 03/15/2032	5,715	6,626
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	4,508	4,509
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,506
Time Warner Cable LLC
7.300%, 07/01/2038	5,400	5,424
6.750%, 06/15/2039	170	162
6.550%, 05/01/2037	280	270
5.875%, 11/15/2040	11,905	10,332
5.500%, 09/01/2041	1,942	1,616
T-Mobile USA
5.700%, 01/15/2056	7,210	6,450
5.125%, 05/15/2032	380	378
3.875%, 04/15/2030	870	836
3.750%, 04/15/2027	6,478	6,452
3.500%, 04/15/2031	4,593	4,280
3.400%, 10/15/2052	3,480	2,145
Verizon Communications
6.600%, H15T5Y + 2.048%, 02/15/2059 (B)	2,552	2,553
6.200%, H15T5Y + 2.042%, 05/14/2056 (B)	8	8
5.750%, 11/30/2045	552	515
4.750%, 01/15/2033	5,520	5,343
4.272%, 01/15/2036	1,435	1,283
2.987%, 10/30/2056	1,443	798
2.650%, 11/20/2040	420	288
		243,810
Consumer Discretionary — 1.1%
Amazon.com
6.100%, 07/09/2056	8,170	7,890
6.000%, 07/09/2046	2,375	2,312
5.950%, 03/13/2066	513	472
5.800%, 03/13/2056	7,644	7,051
5.650%, 03/13/2046	1,562	1,465
5.550%, 11/20/2065	3,867	3,351
5.450%, 11/20/2055	1,965	1,736
5.100%, 07/09/2033	2,135	2,111
4.875%, 03/13/2036	9,765	9,282
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 07/09/2031	$3,886	$3,850
4.650%, 11/20/2035	2,331	2,196
4.600%, 07/09/2029	2,268	2,258
4.250%, 03/13/2031	2,879	2,792
3.450%, 04/13/2029	550	534
3.150%, 08/22/2027	160	158
AutoZone
5.125%, 06/15/2030	2,285	2,293
4.950%, 07/15/2031	1,795	1,778
BMW US Capital LLC
5.050%, 03/21/2030 (C)	1,545	1,541
4.500%, 08/11/2030 (C)	2,585	2,527
Dick's Sporting Goods
4.100%, 01/15/2052	1,965	1,338
ERAC USA Finance LLC
4.500%, 10/30/2029 (C)	3,845	3,800
Ford Motor Credit LLC
6.467%, 05/22/2036	1,590	1,596
5.869%, 10/31/2035	1,590	1,536
2.900%, 02/10/2029	4,714	4,444
General Motors Financial
5.100%, 09/15/2031	3,960	3,920
5.000%, 04/09/2027	1,380	1,384
2.700%, 06/10/2031	2,667	2,376
Home Depot
3.625%, 04/15/2052	937	647
Hyundai Capital America
5.300%, 06/24/2029 (C)	3,810	3,832
5.150%, 03/27/2030 (C)	1,436	1,435
4.550%, 01/08/2031 (C)	3,765	3,668
4.500%, 09/18/2030 (C)	1,265	1,231
Hyundai Capital America MTN
5.000%, 04/07/2031 (C)	1,734	1,713
4.750%, 04/06/2029 (C)	2,334	2,316
Las Vegas Sands
5.625%, 06/15/2028	2,720	2,743
Lowe's
4.250%, 03/15/2031	875	847
4.250%, 04/01/2052	2,144	1,597
3.500%, 04/01/2051	1,164	770
1.700%, 09/15/2028	900	847
McDonald's
4.950%, 03/03/2035	445	433
McDonald's MTN
6.300%, 03/01/2038	1,468	1,555
3.800%, 04/01/2028	250	247
3.600%, 07/01/2030	460	441
3.500%, 03/01/2027	180	179
3.500%, 07/01/2027	510	506
2.125%, 03/01/2030	420	384
Royal Caribbean Cruises
5.550%, 01/20/2034	3,412	3,392

198	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit
5.100%, 03/21/2031	$1,975	$1,984
Volkswagen Group of America Finance LLC
5.650%, 03/25/2032 (C)	4,150	4,154
		110,912
Consumer Staples — 1.0%
Altria Group
4.800%, 02/14/2029	11	11
3.875%, 09/16/2046	793	566
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,222
4.700%, 02/01/2036	9,006	8,531
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	2,130	2,100
Archer-Daniels-Midland
5.269%, 09/01/2036	1,543	1,522
BAT Capital
7.081%, 08/02/2053	532	576
6.250%, 08/15/2055	1,441	1,409
5.834%, 02/20/2031	2,630	2,702
5.550%, 08/05/2036	7,608	7,532
5.300%, 08/05/2033	4,173	4,151
4.625%, 03/22/2033	6,115	5,857
4.540%, 08/15/2047	3,454	2,735
4.390%, 08/15/2037	2,500	2,221
3.557%, 08/15/2027	259	257
Bunge Finance
5.150%, 08/04/2035	855	830
Constellation Brands
2.250%, 08/01/2031	5,146	4,493
Haleon US Capital LLC
5.375%, 08/21/2036	4,765	4,733
4.875%, 08/21/2031	2,129	2,116
Imperial Brands Finance
5.625%, 07/01/2035 (C)	1,998	1,971
5.500%, 07/07/2036 (C)	6,728	6,524
4.875%, 02/07/2032 (C)	1,068	1,044
Japan Tobacco
5.250%, 06/15/2030 (C)	4,060	4,098
JBS NV / JBS USA Foods Group Holdings / JBS USA Food Co Holdings
7.250%, 11/15/2053	2,027	2,143
6.750%, 03/15/2034	240	257
6.500%, 12/01/2052	4,359	4,225
5.750%, 04/01/2033	627	636
3.625%, 01/15/2032	2,552	2,344
3.000%, 05/15/2032	5,622	4,952
Kroger
5.500%, 09/15/2054	2,070	1,858
5.000%, 09/15/2034	2,570	2,483
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mars
5.200%, 03/01/2035 (C)	$4,120	$4,060
Philip Morris International
5.375%, 02/15/2033	3,000	3,027
4.375%, 04/30/2030	2,303	2,257
4.125%, 04/28/2028	3,198	3,171
Pilgrim's Pride
3.500%, 03/01/2032	670	607
Reynolds American
8.125%, 05/01/2040	1,060	1,224
		102,445
Energy — 1.2%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	3,939	3,763
5.000%, 06/15/2036	10,578	10,160
4.650%, 06/15/2033	1,292	1,243
4.350%, 06/15/2031	2,533	2,454
BP Capital Markets America
4.812%, 02/13/2033	5,910	5,790
Cheniere Energy
5.200%, 07/30/2036 (C)	2,910	2,805
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	287
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,351
Enbridge
5.450%, 03/27/2036	2,066	2,039
4.850%, 03/27/2031	2,778	2,745
Energy Transfer LP
6.550%, 12/01/2033	1,950	2,071
6.300%, 01/15/2056	3,365	3,280
6.000%, 02/01/2029 (C)	1,777	1,786
5.300%, 04/01/2044	60	53
5.250%, 07/01/2029	598	604
Eni SpA
6.000%, 05/18/2056 (C)	870	830
5.250%, 05/18/2036 (C)	6,620	6,392
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	69
5.200%, 01/15/2036	2,215	2,175
Equinor
5.125%, 06/03/2035	233	231
4.750%, 11/14/2035	1,921	1,840
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	2,079	1,788
2.160%, 03/31/2034 (C)	1,299	1,157
Green Palm Bidco Sarl MTN
6.462%, 06/30/2046 (C)	1,814	1,774
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	1,969
Harbour Energy Finance 2
5.929%, 08/19/2033 (C)	3,003	2,990

SEI Institutional Investments Trust	199

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess
6.000%, 01/15/2040	$8,940	$9,217
5.800%, 04/01/2047	1,150	1,132
HF Sinclair
5.000%, 02/01/2028	3,595	3,587
Kinder Morgan
5.200%, 03/01/2048	1,240	1,085
MPLX
6.100%, 04/01/2056	818	783
5.300%, 04/01/2036	1,722	1,666
5.000%, 05/01/2032	3,734	3,677
4.700%, 11/01/2029	2,987	2,965
MPLX LP
5.500%, 11/01/2036	6,835	6,674
ONEOK
6.250%, 10/15/2055	1,259	1,235
5.700%, 11/01/2054	2,099	1,911
5.400%, 10/15/2035	3,655	3,586
Rio Grande LNG LLC
5.750%, 06/30/2036 (C)	6,105	5,947
Schlumberger Investment
5.150%, 05/07/2036	2,595	2,539
Shell Finance US
4.000%, 05/10/2046	170	132
2.750%, 04/06/2030	660	615
Shell International Finance BV
3.625%, 08/21/2042	1,455	1,130
Spectra Energy Partners LP
3.375%, 10/15/2026	140	140
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,524
TotalEnergies Capital USA LLC
4.857%, 01/13/2036	1,694	1,630
4.569%, 01/13/2033	843	815
TransCanada PipeLines
5.850%, 03/15/2036	117	119
4.625%, 03/01/2034	4,705	4,469
Williams
7.750%, 06/15/2031	339	375
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	488
3.750%, 06/15/2027	410	408
		123,505
Financials — 6.2%
AEGON Funding LLC
5.625%, 05/07/2036	1,729	1,682
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (B)	2,695	2,723
4.918%, SOFR + 1.220%, 07/20/2033 (B)	1,505	1,479
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American International Group
5.450%, 05/07/2035	$290	$289
Ameriprise Financial
5.350%, 06/15/2036	2,292	2,241
Apollo Global Management
5.700%, 03/30/2036	870	859
Arch Capital Group
5.250%, 06/15/2036	1,529	1,489
Ares Management
5.600%, 10/11/2054	1,462	1,283
Athene Holding
6.150%, 08/15/2036	2,303	2,278
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	5,250	5,177
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,440
5.750%, 03/01/2029 (C)	1,410	1,429
5.750%, 11/15/2029 (C)	5,125	5,198
5.375%, 05/30/2030 (C)	3,880	3,888
3.250%, 02/15/2027 (C)	400	398
2.528%, 11/18/2027 (C)	471	458
Banco Bilbao Vizcaya Argentaria
4.977%, 09/03/2029	3,000	2,993
Bank of America
5.468%, SOFR + 1.650%, 01/23/2035 (B)	11,860	11,884
5.288%, SOFR + 1.910%, 04/25/2034 (B)	8,275	8,235
4.477%, SOFR + 0.870%, 04/23/2030 (B)	6,338	6,264
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	1,935	1,904
2.687%, SOFR + 1.320%, 04/22/2032 (B)	510	457
2.592%, SOFR + 2.150%, 04/29/2031 (B)	1,456	1,336
Bank of America MTN
2.972%, SOFR + 1.330%, 02/04/2033 (B)	1,885	1,680
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	480	451
2.087%, SOFR + 1.060%, 06/14/2029 (B)	12,990	12,388
Bank of Ireland Group
4.997%, SOFRINDX + 1.160%, 11/12/2032 (B)(C)	4,595	4,514
Bank of Montreal MTN
5.298%, SOFR + 1.208%, 06/02/2037 (B)	2,351	2,297
Bank of Nova Scotia
4.578%, SOFR + 0.660%, 06/05/2029 (B)	809	805
4.247%, SOFR + 0.730%, 02/02/2030 (B)	1,925	1,895

200	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia MTN
4.904%, SOFR + 0.970%, 06/05/2032 (B)	$3,228	$3,178
Banque Federative du Credit Mutuel
5.152%, SOFR + 1.200%, 07/09/2032 (B)(C)	2,998	2,948
4.786%, 07/09/2029 (C)	2,681	2,660
Barranquilla Distrito Especial Industrial y Portuario
7.350%, 07/23/2031 (C)	812	833
Blue Owl Finance LLC
6.750%, 08/18/2036	2,021	2,016
Brookfield Asset Management
5.298%, 01/15/2036	1,524	1,460
4.832%, 04/15/2031	2,682	2,627
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/2030 (B)	6,105	6,012
Capital One Financial
4.722%, SOFR + 1.150%, 01/30/2032 (B)	2,950	2,881
Charles Schwab
5.655%, SOFR + 1.320%, 08/12/2037 (B)	2,127	2,120
5.493%, SOFR + 1.280%, 05/21/2037 (B)	3,030	2,987
5.108%, SOFR + 0.950%, 08/12/2032 (B)	3,059	3,044
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	585	574
CI Financial
3.200%, 12/17/2030	11,100	10,005
Citibank
4.914%, 05/29/2030	2,500	2,503
4.846%, SOFR + 0.910%, 06/18/2032 (B)	8,384	8,266
Citigroup
8.125%, 07/15/2039	1,438	1,744
5.300%, 05/06/2044	255	231
5.174%, SOFR + 1.364%, 02/13/2030 (B)	12,485	12,545
2.561%, SOFR + 1.167%, 05/01/2032 (B)	12,435	11,051
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (B)	3,510	3,479
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,729
Danantara Investment Management MTN
5.350%, 06/18/2031 (C)	2,536	2,516
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (B)	1,445	1,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.999%, SOFR + 1.700%, 09/11/2030 (B)	$1,695	$1,688
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,742
7.050%, 07/15/2028 (C)	5,100	5,227
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (B)(C)	5,120	5,021
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (B)(C)	4,710	4,381
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (B)(C)	1,530	1,532
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/2037 (B)	1,706	1,632
Fiserv
5.625%, 08/21/2033	1,415	1,402
5.450%, 03/15/2034	1,795	1,745
5.250%, 08/11/2035	3,775	3,594
Goldman Sachs Bank USA NY
4.656%, SOFR + 0.720%, 06/03/2029 (B)	1,920	1,914
Goldman Sachs Capital I
6.345%, 02/15/2034	3,440	3,519
Goldman Sachs Group
6.215%, SOFR + 1.820%, 07/21/2057 (B)	741	733
5.655%, SOFR + 1.450%, 07/21/2037 (B)	3,584	3,551
5.541%, SOFR + 1.320%, 01/21/2047 (B)	1,023	942
5.536%, SOFR + 1.380%, 01/28/2036 (B)	5,030	4,978
5.425%, SOFR + 1.310%, 06/03/2037 (B)	1,530	1,490
5.330%, SOFR + 1.550%, 07/23/2035 (B)	5,080	4,989
5.094%, SOFR + 1.340%, 04/20/2034 (B)	495	483
5.065%, SOFR + 1.190%, 01/21/2037 (B)	10,594	10,059
5.049%, SOFR + 1.210%, 07/23/2030 (B)	1,509	1,508
5.016%, SOFR + 1.420%, 10/23/2035 (B)	1,545	1,483
4.972%, SOFR + 1.030%, 06/03/2032 (B)	6,631	6,528
4.939%, SOFR + 1.330%, 10/21/2036 (B)	6,596	6,229
4.516%, SOFR + 0.960%, 01/21/2032 (B)	993	962

SEI Institutional Investments Trust	201

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.369%, SOFR + 1.060%, 10/21/2031 (B)	$10,315	$9,971
4.148%, SOFR + 0.710%, 01/21/2029 (B)	1,012	1,003
2.908%, SOFR + 1.472%, 07/21/2042 (B)	280	193
2.650%, SOFR + 1.264%, 10/21/2032 (B)	2,415	2,118
2.615%, SOFR + 1.281%, 04/22/2032 (B)	2,000	1,773
2.383%, SOFR + 1.248%, 07/21/2032 (B)	14,310	12,486
1.542%, SOFR + 0.818%, 09/10/2027 (B)	5,805	5,801
Guardian Life Global Funding
4.798%, 04/28/2030 (C)	7,755	7,699
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,309
HSBC Holdings PLC
5.733%, SOFR + 1.520%, 05/17/2032 (B)	8,250	8,385
5.729%, SOFR + 1.470%, 08/14/2037 (B)	2,995	2,968
5.243%, SOFR + 1.160%, 08/14/2032 (B)	3,519	3,496
5.208%, SOFR + 1.320%, 05/12/2034 (B)	2,450	2,398
4.675%, SOFR + 1.210%, 03/10/2032 (B)	2,410	2,348
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	660	657
4.398%, SOFR + 0.990%, 03/10/2030 (B)	4,630	4,558
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,711
5.150%, 09/01/2033	1,258	1,253
4.900%, 09/01/2031	3,065	3,052
4.700%, 08/20/2029	2,994	2,987
Jackson Financial
6.150%, 01/15/2037	2,865	2,802
3.125%, 11/23/2031	2,068	1,832
JPMorgan Chase
8.750%, 09/01/2030	1,725	1,958
5.766%, SOFR + 1.490%, 04/22/2035 (B)	15,800	16,111
5.581%, SOFR + 1.160%, 04/22/2030 (B)	4,695	4,768
5.572%, SOFR + 1.680%, 04/22/2036 (B)	6,110	6,134
5.502%, SOFR + 1.315%, 01/24/2036 (B)	1,175	1,174
5.148%, SOFR + 1.260%, 04/23/2037 (B)	890	861
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.023%, TSFR3M + 1.212%, 02/02/2037 (B)	$2,840	$2,612
4.864%, SOFR + 0.845%, 07/23/2030 (B)	6,240	6,221
4.851%, SOFR + 1.990%, 07/25/2028 (B)	2,195	2,200
4.810%, SOFR + 1.190%, 10/22/2036 (B)	6,490	6,150
4.408%, SOFR + 0.820%, 04/23/2030 (B)	4,505	4,444
2.947%, SOFR + 1.170%, 02/24/2028 (B)	1,470	1,459
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	1,640	1,534
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	1,212	1,082
2.545%, SOFR + 1.180%, 11/08/2032 (B)	690	607
2.182%, SOFR + 1.890%, 06/01/2028 (B)	1,775	1,743
1.953%, SOFR + 1.065%, 02/04/2032 (B)	2,645	2,311
1.470%, SOFR + 0.765%, 09/22/2027 (B)	6,685	6,675
Lehman Brothers Holdings
6.500%, 12/31/2049 (E)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (E)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(E)(F)	20,630	–
Lloyds Banking Group PLC
5.696%, H15T1Y + 1.000%, 08/17/2037 (B)	2,527	2,504
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	1,189	1,125
4.425%, H15T1Y + 0.820%, 11/04/2031 (B)	2,405	2,335
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,553
4.950%, 03/15/2036	2,390	2,284
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (C)	3,128	3,029
4.950%, 01/10/2030 (C)	3,592	3,586
Mitsubishi UFJ Financial Group
6.049%, H15T1Y + 0.930%, 07/24/2047 (B)	952	947
5.868%, H15T1Y + 0.980%, 04/21/2047 (B)	887	863
5.057%, H15T1Y + 0.900%, 01/14/2037 (B)	978	936
Mizuho Financial Group
4.782%, H15T1Y + 0.680%, 07/13/2030 (B)	7,695	7,639

202	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.605%, SOFRINDX + 1.429%, 07/17/2037 (B)	$861	$852
5.466%, SOFR + 1.730%, 01/18/2035 (B)	2,960	2,944
5.320%, SOFR + 1.555%, 07/19/2035 (B)	3,855	3,796
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	4,277	4,137
5.192%, SOFR + 1.510%, 04/17/2031 (B)	1,430	1,431
5.170%, SOFRINDX + 1.158%, 07/14/2032 (B)	2,188	2,172
5.073%, SOFR + 1.184%, 01/30/2037 (B)	3,074	2,931
4.868%, SOFRINDX + 0.847%, 07/12/2029 (B)	6,715	6,716
4.708%, SOFR + 1.195%, 03/12/2032 (B)	6,074	5,929
4.555%, SOFRINDX + 0.960%, 04/10/2030 (B)	3,025	2,991
4.493%, SOFR + 0.950%, 01/16/2032 (B)	4,807	4,659
4.238%, SOFR + 0.800%, 01/09/2030 (B)	10,501	10,326
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (B)	6,345	6,447
5.250%, SOFR + 1.870%, 04/21/2034 (B)	9,735	9,615
4.892%, SOFR + 1.314%, 10/22/2036 (B)	1,493	1,411
4.133%, SOFR + 0.913%, 10/18/2029 (B)	3,258	3,206
2.511%, SOFR + 1.200%, 10/20/2032 (B)	2,950	2,581
Morgan Stanley Bank
5.504%, SOFR + 0.865%, 05/26/2028 (B)	1,805	1,816
4.788%, SOFRINDX + 0.974%, 05/10/2030 (B)	2,041	2,031
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (B)	9,424	9,282
4.465%, SOFR + 1.020%, 11/19/2031 (B)	11,888	11,560
4.213%, SOFR + 0.762%, 02/08/2030 (B)	5,896	5,795
National Securities Clearing
4.700%, 06/09/2031 (C)	1,796	1,776
NMI Holdings
6.000%, 08/15/2029	4,405	4,465
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,301
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.740%, 06/30/2031 (C)	$3,245	$3,197
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,042
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	5,530	5,412
PNC Bank
4.429%, SOFR + 0.727%, 07/21/2028 (B)	3,965	3,962
PNC Financial Services Group
5.463%, SOFR + 1.267%, 07/21/2037 (B)	1,464	1,442
5.423%, H15T5Y + 1.170%, 01/25/2041 (B)	938	897
5.373%, SOFR + 1.417%, 07/21/2036 (B)	1,260	1,242
4.812%, SOFR + 1.259%, 10/21/2032 (B)	2,240	2,199
4.075%, SOFR + 0.610%, 01/26/2029 (B)	3,157	3,134
RLI
5.375%, 06/01/2036	1,382	1,320
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/2037 (B)(C)	4,735	4,521
Standard Chartered MTN
5.706%, H15T1Y + 1.100%, 03/05/2047 (B)(C)	2,113	1,985
State Street
5.146%, SOFR + 1.217%, 02/28/2036 (B)	2,295	2,247
State Street Bank & Trust
5.217%, 07/23/2034	2,121	2,115
Sumitomo Mitsui Financial Group
5.296%, SOFR + 1.290%, 07/07/2037 (B)	2,041	1,979
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	159
4.900%, 09/15/2044 (C)	600	516
4.270%, 05/15/2047 (C)	175	135
3.300%, 05/15/2050 (C)	2,360	1,505
Travelers
4.950%, 07/24/2031	2,181	2,171
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (B)	4,110	4,074
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (B)	2,604	2,515
4.680%, SOFR + 1.087%, 04/23/2032 (B)	2,604	2,540
4.597%, SOFR + 0.965%, 01/27/2032 (B)	3,347	3,259

SEI Institutional Investments Trust	203

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS
5.053%, SOFR + 0.960%, 08/07/2032 (B)	$1,831	$1,816
UBS Group MTN
5.528%, SOFR + 1.490%, 05/06/2047 (B)(C)	2,314	2,152
4.588%, SOFR + 1.050%, 08/10/2032 (B)(C)	2,135	2,066
US Bancorp
5.470%, SOFR + 1.248%, 07/27/2037 (B)	991	980
5.033%, SOFR + 1.101%, 01/26/2037 (B)	1,839	1,765
4.481%, SOFR + 0.867%, 01/26/2032 (B)	3,676	3,577
Wells Fargo
5.499%, SOFR + 1.780%, 01/23/2035 (B)	1,385	1,387
5.389%, SOFR + 2.020%, 04/24/2034 (B)	3,665	3,660
5.211%, SOFR + 1.380%, 12/03/2035 (B)	695	680
5.150%, SOFR + 1.500%, 04/23/2031 (B)	670	671
4.970%, SOFR + 1.370%, 04/23/2029 (B)	3,845	3,858
4.844%, SOFR + 0.970%, 05/20/2032 (B)	110	108
4.182%, SOFR + 0.740%, 01/23/2030 (B)	5,525	5,435
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (B)	5,270	5,310
4.897%, SOFR + 2.100%, 07/25/2033 (B)	1,907	1,866
4.650%, 11/04/2044	500	409
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	5,205	5,168
2.393%, SOFR + 2.100%, 06/02/2028 (B)	415	408
		642,354
Health Care — 2.1%
Abbott Laboratories
5.600%, 03/15/2066	1,685	1,572
5.500%, 03/15/2056	1,680	1,574
AbbVie
5.500%, 03/15/2064	565	513
5.450%, 09/15/2038	1,706	1,684
5.400%, 03/15/2054	1,410	1,291
5.300%, 09/15/2036	1,706	1,687
5.200%, 03/15/2035	1,169	1,158
5.050%, 09/15/2033	2,133	2,113
5.050%, 03/15/2034	1,399	1,384
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 03/15/2027	$2,429	$2,435
4.650%, 03/15/2030	1,991	1,978
4.500%, 05/14/2035	4,454	4,192
4.450%, 05/14/2046	430	355
4.400%, 03/15/2033	1,375	1,318
4.250%, 11/21/2049	3,533	2,753
4.050%, 11/21/2039	3,084	2,629
3.200%, 11/21/2029	3,581	3,411
Alcon Finance
5.375%, 12/06/2032 (C)	2,896	2,914
3.000%, 09/23/2029 (C)	3,845	3,634
Amgen
6.375%, 06/01/2037	2,275	2,418
5.650%, 03/02/2053	2,540	2,367
5.650%, 02/19/2056	1,929	1,799
5.600%, 03/02/2043	1,401	1,348
5.500%, 02/19/2046	516	485
4.850%, 02/19/2036	2,136	2,037
4.400%, 05/01/2045	900	735
2.000%, 01/15/2032	2,710	2,316
Astrazeneca Finance LLC
4.000%, 03/02/2031	994	957
Bayer US Finance II LLC
4.625%, 06/25/2038 (C)	2,097	1,847
4.375%, 12/15/2028 (C)	3,938	3,886
Bayer US Finance LLC
5.375%, 07/20/2033 (C)	4,750	4,692
Bristol-Myers Squibb
5.100%, 02/22/2031	540	543
Cigna Group
5.250%, 01/15/2036	4,480	4,377
4.900%, 12/15/2048	140	118
4.875%, 09/15/2032	3,535	3,468
4.375%, 10/15/2028	1,260	1,250
3.400%, 03/15/2050	250	165
3.400%, 03/15/2051	1,050	688
CommonSpirit Health
4.350%, 11/01/2042	440	371
CVS Health
5.875%, 06/01/2053	370	343
5.450%, 09/15/2035	1,194	1,178
5.300%, 06/01/2033	2,088	2,075
5.050%, 03/25/2048	15,697	13,285
4.780%, 03/25/2038	1,525	1,386
3.250%, 08/15/2029	1,720	1,643
1.875%, 02/28/2031	6,050	5,260
Elevance Health
5.000%, 01/15/2036	5,265	5,038
3.650%, 12/01/2027	330	326
2.550%, 03/15/2031	3,180	2,856
EMD Finance LLC
5.000%, 10/15/2035 (C)	3,290	3,159

204	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	$2,440	$2,422
Gilead Sciences
4.600%, 05/20/2031	2,141	2,106
4.000%, 09/01/2036	734	658
2.600%, 10/01/2040	3,890	2,739
HCA
5.900%, 06/01/2053	728	676
4.600%, 11/15/2032	2,205	2,116
3.500%, 09/01/2030	6,920	6,528
3.500%, 07/15/2051	6,235	4,006
2.375%, 07/15/2031	4,015	3,530
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (C)	5,100	5,124
Humana
4.950%, 10/01/2044	200	168
4.800%, 03/15/2047	50	40
3.700%, 03/23/2029	6,150	5,967
2.150%, 02/03/2032	250	214
Medline Borrower LP
3.875%, 04/01/2029 (C)	7,765	7,519
Novartis Capital
5.700%, 03/18/2056	482	468
5.600%, 03/18/2046	603	586
4.900%, 03/18/2036	5,827	5,644
4.600%, 03/18/2033	2,001	1,949
4.600%, 11/05/2035	1,415	1,350
PeaceHealth Obligated Group
4.855%, 11/15/2032	4,630	4,509
Pfizer
4.875%, 11/15/2035	3,836	3,700
4.200%, 11/15/2030	2,787	2,721
2.625%, 04/01/2030	720	667
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	506	442
5.300%, 05/19/2053	499	446
4.750%, 05/19/2033	3,582	3,493
Roche Holdings
4.374%, 12/02/2032 (C)	689	666
4.075%, 12/02/2030 (C)	1,788	1,734
Royalty Pharma PLC
5.200%, 09/25/2035	8,518	8,277
3.550%, 09/02/2050	2,280	1,525
3.300%, 09/02/2040	499	375
2.200%, 09/02/2030	508	456
UnitedHealth Group
5.875%, 02/15/2053	1,940	1,864
5.625%, 07/15/2054	3,360	3,119
5.500%, 07/15/2044	1,174	1,108
3.250%, 05/15/2051	408	261
3.050%, 05/15/2041	451	328
2.750%, 05/15/2040	2,390	1,719
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Universal Health Services
1.650%, 09/01/2026	$1,260	$1,260
VSP Optical Group
5.650%, 06/01/2036 (C)	5,485	5,442
5.400%, 06/01/2033 (C)	2,569	2,540
		211,473

Industrials — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,565
4.950%, 09/10/2034	10,415	9,946
3.300%, 01/30/2032	4,586	4,138
3.000%, 10/29/2028	7,125	6,844
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	61	60
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	2,210	2,102
BAE Systems PLC
5.250%, 03/26/2031 (C)	3,615	3,648
Boeing
6.858%, 05/01/2054	1,012	1,084
6.388%, 05/01/2031	2,800	2,937
5.805%, 05/01/2050	1,694	1,597
Booz Allen Hamilton
5.375%, 01/30/2030	1,704	1,700
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	231
Caterpillar Financial Services
4.375%, 08/16/2029	1,098	1,089
Caterpillar Financial Services MTN
4.500%, 05/15/2031	1,880	1,848
4.200%, 05/15/2028	5,102	5,075
Crowley Conro LLC
4.181%, 08/15/2043	644	583
Delta Air Lines
5.250%, 07/10/2030	4,014	4,021
4.950%, 07/10/2028	3,906	3,911
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	1,924	1,859
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	2,357	2,352
Eaton
4.800%, 03/06/2036	992	948
4.500%, 03/06/2033	1,246	1,200
Embraer Netherlands Finance BV
5.980%, 02/11/2035	733	748
5.400%, 01/09/2038	1,483	1,420
GE Vernova
5.500%, 02/04/2056	1,930	1,789

SEI Institutional Investments Trust	205

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Electric
4.900%, 01/29/2036	$2,672	$2,599
4.300%, 07/29/2030	2,940	2,882
General Electric MTN
4.482%, TSFR3M + 0.742%, 08/15/2036 (B)	3,035	2,903
Honeywell Aerospace
5.852%, 03/16/2066	219	208
5.732%, 03/16/2056	3,478	3,305
5.622%, 03/16/2046	1,067	1,019
4.950%, 03/16/2036	7,000	6,725
4.600%, 03/16/2033	8,455	8,175
4.300%, 03/16/2031	4,795	4,661
4.000%, 03/16/2029	3,132	3,074
3.900%, 03/16/2028	5,220	5,163
Howmet Aerospace
4.850%, 10/15/2031	1,300	1,288
4.750%, 04/15/2036	1,289	1,227
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	2,829
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	115	101
John Deere Capital
4.650%, 01/07/2028	1,700	1,705
John Deere Capital MTN
5.150%, 09/08/2026	1,786	1,786
4.375%, 04/15/2031	1,415	1,384
Leidos
5.000%, 03/15/2036	6,490	6,138
Lockheed Martin
4.500%, 05/15/2036	685	645
MasTec
5.850%, 09/30/2036	5,215	5,147
Norfolk Southern
5.100%, 05/01/2035	1,679	1,653
Northrop Grumman
5.250%, 07/15/2035	1,293	1,285
4.650%, 07/15/2030	1,394	1,381
3.250%, 01/15/2028	480	472
Otis Worldwide
3.112%, 02/15/2040	2,905	2,166
Pacific National Finance Pty MTN
4.750%, 03/22/2028	2,155	2,129
Paychex
5.350%, 04/15/2032	2,720	2,718
Quanta Services
5.300%, 08/09/2033	6,695	6,628
Raytheon Technologies
2.250%, 07/01/2030	680	617
Rentokil Terminix Funding
4.625%, 04/23/2031 (C)	3,095	3,004
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Republic Services
1.450%, 02/15/2031	$705	$607
Rollins
5.250%, 02/24/2035	4,055	3,948
RTX
6.400%, 03/15/2054	2,139	2,240
6.100%, 03/15/2034	3,120	3,280
Siemens Funding BV
5.800%, 05/28/2055 (C)	1,181	1,160
5.200%, 05/28/2035 (C)	1,878	1,868
4.600%, 05/28/2030 (C)	2,132	2,116
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (C)	3,945	3,957
4.950%, 07/23/2029 (C)	5,500	5,482
Sumisho Air Lease
5.850%, 12/15/2027	1,325	1,342
Uber Technologies
4.800%, 09/15/2034	2,940	2,811
Union Pacific
5.600%, 12/01/2054	755	714
2.150%, 02/05/2027	270	268
United Airlines
4.625%, 04/15/2029 (C)	6,865	6,759
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,038	3,093
Veralto
4.850%, 01/15/2032	2,040	2,006
		189,363

Information Technology — 1.5%
Accenture Capital
5.000%, 07/10/2031	5	5
4.750%, 07/10/2029	4	4
Advanced Micro Devices
5.500%, 08/17/2036	2,215	2,175
5.250%, 08/17/2033	2,493	2,465
AIB Group PLC MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (B)(C)	2,645	2,695
Apple
3.950%, 08/08/2052	1,837	1,356
2.650%, 05/11/2050	1,348	786
2.375%, 02/08/2041	698	480
Atlassian
5.500%, 05/15/2034	1,540	1,514
Broadcom
5.200%, 07/15/2035	1,041	992
4.900%, 07/15/2032	1,976	1,917
4.800%, 10/15/2034	3,408	3,189
4.600%, 07/15/2030	500	490
4.550%, 02/15/2032	2,434	2,331
4.150%, 11/15/2030	842	808

206	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.419%, 04/15/2033	$744	$652
3.137%, 11/15/2035	2,520	2,028
Constellation Software
5.158%, 02/16/2029 (C)	3,000	2,997
Dell International LLC
5.000%, 04/01/2030	4,050	4,041
4.500%, 02/15/2031	4,700	4,581
Foundry JV Holdco LLC
6.300%, 01/25/2039 (C)	534	549
6.100%, 01/25/2036 (C)	6,645	6,774
5.900%, 01/25/2033 (C)	1,800	1,829
5.500%, 01/25/2031 (C)	898	906
Intel
6.200%, 05/15/2066	1,212	1,130
6.125%, 05/15/2056	648	611
5.900%, 02/10/2063	722	646
5.625%, 02/10/2043	550	511
5.300%, 05/15/2036	901	868
5.000%, 08/15/2033	1,407	1,366
4.900%, 08/05/2052	325	258
4.650%, 06/01/2031	1,863	1,817
3.734%, 12/08/2047	1,317	903
3.250%, 11/15/2049	3,458	2,130
2.800%, 08/12/2041	825	554
2.000%, 08/12/2031	1,580	1,357
Microsoft
3.450%, 08/08/2036	24	21
3.300%, 02/06/2027	720	717
2.921%, 03/17/2052	200	120
NVIDIA
5.625%, 06/15/2056	2,951	2,649
5.550%, 06/15/2046	1,736	1,596
4.750%, 06/15/2033	5,100	4,939
Oracle
6.850%, 02/04/2066	424	372
6.700%, 02/04/2056	8,586	7,562
6.550%, 02/04/2046	1,900	1,698
6.000%, 08/03/2055	745	600
5.875%, 09/26/2045	1,974	1,628
5.700%, 02/04/2036	2,477	2,290
5.550%, 02/06/2053	1,036	784
5.375%, 09/27/2054	1,253	917
5.350%, 05/04/2033	1,160	1,093
5.200%, 09/26/2035	2,152	1,931
4.950%, 02/04/2031	2,253	2,159
4.800%, 09/26/2032	4,745	4,387
4.550%, 02/04/2029	1,355	1,324
4.450%, 09/26/2030	6,415	6,072
4.000%, 07/15/2046	1,135	728
3.950%, 03/25/2051	4,563	2,768
3.900%, 05/15/2035	5,500	4,492
3.800%, 11/15/2037	11,240	8,549
3.600%, 04/01/2050	2,820	1,636
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 04/01/2030	$925	$838
Salesforce
6.550%, 03/15/2056	4,730	4,616
5.550%, 03/15/2036	3,080	3,024
5.200%, 03/15/2033	7,530	7,434
4.650%, 03/15/2029	9,225	9,185
ServiceNow
5.400%, 05/15/2036	3,345	3,280
Skyworks Solutions
5.750%, 01/10/2032	2,069	2,054
5.000%, 08/10/2028	729	728
Synopsys
5.700%, 04/01/2055	1,178	1,091
5.150%, 04/01/2035	1,476	1,433
5.000%, 04/01/2032	1,676	1,655
4.850%, 04/01/2030	2,094	2,081
4.650%, 04/01/2028	1,464	1,462
		157,628

Materials — 0.5%
Amcor Flexibles North America
5.500%, 03/17/2035	2,730	2,716
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	4,705	4,763
5.250%, 03/19/2036 (C)	1,711	1,653
5.000%, 03/21/2033 (C)	1,562	1,524
4.625%, 03/19/2031 (C)	1,540	1,502
ArcelorMittal
5.375%, 05/19/2036	3,572	3,477
Berry Global
5.650%, 01/15/2034	1,010	1,016
1.650%, 01/15/2027	1,785	1,766
Cemex
5.750%, 06/05/2036	2,038	1,982
Ecolab
5.350%, 06/15/2036	2,351	2,334
5.150%, 06/15/2033	2,571	2,559
Glencore Funding LLC
5.508%, 04/01/2036 (C)	1,396	1,373
5.200%, 07/01/2033 (C)	1,690	1,662
4.900%, 07/01/2031 (C)	1,799	1,774
International Flavors & Fragrances
2.300%, 11/01/2030 (C)	6,675	5,975
Martin Marietta Materials
5.625%, 08/15/2036	1,279	1,279
5.400%, 01/30/2034	1,996	1,996
5.200%, 01/30/2032	2,495	2,495
4.850%, 08/15/2029	1,497	1,497
Mosaic
5.900%, 08/17/2036	1,276	1,257
5.650%, 01/15/2034	2,127	2,105

SEI Institutional Investments Trust	207

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 08/17/2031	$4,979	$4,952
		51,657
Real Estate — 0.7%
Agree LP
5.600%, 06/15/2035	1,466	1,469
4.800%, 10/01/2032	900	873
2.600%, 06/15/2033	408	343
American Homes 4 Rent LP
4.950%, 06/15/2030	1,262	1,252
4.300%, 04/15/2052	741	556
American Tower
5.900%, 11/15/2033	3,500	3,586
5.550%, 07/15/2033	720	723
4.900%, 03/15/2030	1,155	1,149
2.700%, 04/15/2031	6,940	6,240
1.875%, 10/15/2030	2,410	2,122
Brixmor Operating Partnership LP
5.375%, 06/15/2036	2,042	1,988
4.850%, 02/15/2033	692	669
2.500%, 08/16/2031	1,581	1,392
Crown Castle
2.100%, 04/01/2031	3,953	3,438
Equinix
5.000%, 08/15/2029	2,005	2,004
3.900%, 04/15/2032	1,190	1,103
Equinix Europe 2 Financing LLC
5.250%, 08/15/2031	2,614	2,596
ERP Operating LP
4.950%, 10/01/2031	995	988
Essex Portfolio LP
2.550%, 06/15/2031	853	758
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,123
2.200%, 10/15/2030	542	484
FIBRA Prologis
5.625%, 01/14/2038 (C)	2,037	1,921
5.500%, 11/26/2035 (C)	1,468	1,407
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,262
5.625%, 03/01/2036	3,805	3,624
5.300%, 01/15/2029	545	545
4.000%, 01/15/2031	1,085	1,015
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	192
Hudson Pacific Properties LP
4.650%, 04/01/2029	2,051	1,944
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	367	314
Kimco Realty OP LLC
5.300%, 02/01/2036	1,512	1,494
4.850%, 03/01/2035	1,316	1,260
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LXP Industrial Trust
6.750%, 11/15/2028	$135	$139
Prologis Targeted US Logistics Fund LP
4.625%, 03/15/2033 (C)	3,570	3,407
Public Storage Operating
5.150%, 08/15/2036	3,175	3,086
Realty Income
5.125%, 04/15/2035	1,160	1,131
2.850%, 12/15/2032	1,197	1,047
Regency Centers LP
5.250%, 01/15/2034	1,941	1,921
5.000%, 07/15/2032	1,430	1,416
4.500%, 03/15/2033	1,009	964
2.950%, 09/15/2029	2,264	2,141
Sabra Health Care LP
3.900%, 10/15/2029	3,365	3,250
Store Capital LLC
4.950%, 02/11/2031	1,517	1,483
2.750%, 11/18/2030	1,163	1,042
2.700%, 12/01/2031	575	500
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (C)	1,570	1,491
3.875%, 02/15/2029 (C)	575	557
		73,409
Utilities — 3.7%
Abu Dhabi National Energy PJSC
5.125%, 08/03/2031 (C)	2,890	2,882
AEP Texas
5.850%, 10/15/2055	2,510	2,348
AEP Transmission LLC
5.250%, 06/01/2036	1,530	1,501
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (B)	2,395	2,345
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (B)	4,470	4,390
American Transmission Systems
2.650%, 01/15/2032 (C)	597	526
Appalachian Power
5.650%, 04/01/2034	461	465
4.500%, 03/01/2049	60	47
3.300%, 06/01/2027	3,000	2,973
Appalachian Power Recovery Funding LLC
4.961%, 10/01/2035	1,481	1,464
Arizona Public Service
6.250%, 08/15/2056	1,191	1,185
5.900%, 08/15/2055	1,668	1,588
5.100%, 03/15/2036	2,789	2,681
Baltimore Gas and Electric
2.250%, 06/15/2031	296	261

208	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
2.850%, 05/15/2051	$3,845	$2,237
Boston Gas
5.843%, 01/10/2035 (C)	2,500	2,535
4.487%, 02/15/2042 (C)	140	117
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,680	5,594
CenterPoint Energy
6.400%, H15T5Y + 1.885%, 08/15/2058 (B)	4,810	4,831
5.950%, H15T5Y + 2.223%, 04/01/2056 (B)	2,400	2,366
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	5,936
4.950%, 08/15/2035	2,014	1,944
4.850%, 04/01/2036	1,795	1,712
3.600%, 03/01/2052	946	654
Centerpoint Energy Restoration Bond III LLC
4.480%, 06/15/2035	4,800	4,652
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)	6,400	6,432
5.580%, 10/20/2035 (C)	1,110	1,107
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,460	1,493
Chpe LLC
5.350%, 06/30/2036 (C)	1,735	1,687
4.875%, 06/30/2031 (C)	1,790	1,764
Cleveland Electric Illuminating
5.000%, 02/15/2030 (C)	1,494	1,492
Commonwealth Edison
5.850%, 06/01/2056	431	415
Consolidated Edison of New York
4.450%, 03/15/2044	3,500	2,904
3.700%, 11/15/2059	488	318
3.350%, 04/01/2030	260	247
3.200%, 12/01/2051	287	180
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,440
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	529	530
Consumers Energy
5.125%, 05/01/2036	2,595	2,539
5.050%, 05/15/2035	1,858	1,819
4.500%, 01/15/2031	1,543	1,513
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	3,170	3,108
DTE Electric
3.650%, 03/01/2052	685	474
2.950%, 03/01/2050	1,495	932
Duke Energy
3.500%, 06/15/2051	794	516
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas LLC
5.150%, 06/15/2036	$6,186	$6,031
4.000%, 09/30/2042	257	206
3.550%, 03/15/2052	1,158	785
2.850%, 03/15/2032	1,591	1,419
2.550%, 04/15/2031	584	525
Duke Energy Florida LLC
2.400%, 12/15/2031	1,277	1,123
Duke Energy Indiana LLC
4.950%, 03/15/2036	985	945
2.750%, 04/01/2050	1,255	734
Duke Energy Progress LLC
5.550%, 03/15/2055	1,530	1,413
4.150%, 12/01/2044	1,750	1,389
3.700%, 10/15/2046	291	212
2.500%, 08/15/2050	1,292	713
East Ohio Gas
2.000%, 06/15/2030 (C)	2,365	2,115
Electricite de France
6.250%, 04/22/2066 (C)	2,225	2,085
6.125%, 04/22/2056 (C)	3,555	3,343
Entergy
6.500%, H15T5Y + 1.878%,
12/15/2056 (B)	3,165	3,158
Entergy Arkansas LLC
5.150%, 01/15/2033	1,415	1,408
2.650%, 06/15/2051	1,153	647
Entergy Louisiana LLC
5.500%, 09/15/2036	7,597	7,525
Entergy Texas
5.250%, 04/15/2035	1,830	1,798
3.450%, 12/01/2027	1,625	1,590
Evergy Missouri West
5.650%, 06/01/2034 (C)	3,195	3,190
Eversource Energy
4.600%, 07/01/2027	1,125	1,126
FirstEnergy Pennsylvania Electric
4.300%, 01/15/2029 (C)	1,506	1,486
3.250%, 03/15/2028 (C)	1,248	1,220
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,301
Florida Power & Light
5.700%, 03/15/2055	3,825	3,627
5.600%, 02/15/2066	1,355	1,236
5.300%, 06/15/2034	3,005	3,009
Hydro One
4.750%, 05/30/2031	4,613	4,555
Interstate Power and Light
5.700%, 10/15/2033	4,335	4,408
Jersey Central Power & Light
5.100%, 01/15/2035	1,140	1,115
4.400%, 01/15/2031	1,289	1,252
4.150%, 01/15/2029	1,358	1,340

SEI Institutional Investments Trust	209

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 03/01/2032 (C)	$1,407	$1,238
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,096
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,337
MidAmerican Energy
2.700%, 08/01/2052	1,110	642
Mississippi Power
4.250%, 03/15/2042	652	535
3.100%, 07/30/2051	1,536	950
NextEra Energy Capital Holdings
5.450%, 03/15/2035	11,810	11,698
Niagara Mohawk Power
4.647%, 10/03/2030 (C)	2,630	2,583
NiSource
5.750%, H15T5Y + 2.035%, 07/15/2056 (B)	2,995	2,949
5.350%, 04/01/2034	7,880	7,839
Northern States Power
5.650%, 06/15/2054	840	792
NRG Energy
4.955%, 04/30/2031 (C)	5,210	5,067
Ohio Edison
4.950%, 12/15/2029 (C)	1,261	1,258
Oncor Electric Delivery LLC
5.900%, 03/15/2056 (C)	1,149	1,110
5.800%, 04/01/2055	1,374	1,309
5.350%, 04/01/2035	4,055	4,038
Pacific Gas and Electric
6.300%, 08/15/2056	3,360	3,192
6.100%, 01/15/2029	8,875	9,080
5.850%, 11/01/2036	2,180	2,156
5.200%, 05/01/2036	4,870	4,594
5.050%, 11/15/2031	1,485	1,463
5.050%, 10/15/2032	2,119	2,069
4.950%, 07/01/2050	5,086	4,059
4.200%, 06/01/2041	744	585
3.950%, 12/01/2047	2,869	1,996
3.500%, 08/01/2050	486	309
2.500%, 02/01/2031	4,380	3,900
2.100%, 08/01/2027	4,281	4,180
PacifiCorp
2.900%, 06/15/2052	2,590	1,469
PECO Energy
5.650%, 09/15/2055	3,295	3,095
5.000%, 09/01/2031	1,751	1,747
4.150%, 10/01/2044	1,985	1,582
2.850%, 09/15/2051	1,545	909
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036 (C)	1,013	955
4.750%, 02/03/2031 (C)	2,487	2,409
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
5.100%, 02/15/2035	$1,506	$1,463
2.500%, 03/15/2031	2,000	1,791
Progress Energy
6.000%, 12/01/2039	310	312
PSEG Power LLC
5.750%, 05/15/2035 (C)	6,175	6,159
Public Service Electric and Gas
5.400%, 08/01/2036	1,706	1,703
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,225
2.700%, 05/01/2050	599	351
2.050%, 08/01/2050	355	180
1.900%, 08/15/2031	2,201	1,905
Public Service of Colorado
5.150%, 09/15/2035	2,335	2,269
Public Service of Oklahoma
5.450%, 01/15/2036	525	517
5.400%, 02/15/2034	1,495	1,489
5.200%, 01/15/2035	10,048	9,778
3.150%, 08/15/2051	866	543
RWE Finance US LLC
5.125%, 09/18/2035 (C)	3,815	3,644
SCE Recovery Funding LLC
5.388%, 12/15/2043	2,310	2,316
Sempra
5.250%, 03/15/2036	5,240	5,041
Southern
6.000%, H15T5Y + 1.993%, 04/01/2058 (B)	3,365	3,316
3.750%, H15T5Y + 2.915%, 09/15/2051 (B)	5,510	5,503
Southern California Edison
4.125%, 03/01/2048	146	105
Southern California Gas
5.500%, 09/01/2036	6,500	6,431
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,472
Southern Power
4.900%, 10/01/2035	3,490	3,302
Southwestern Electric Power
2.750%, 10/01/2026	1,000	999
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)	3,881	3,866
Union Electric
5.200%, 04/01/2034	3,030	3,010
Virginia Electric and Power
6.300%, 08/15/2056	1,010	1,020
5.650%, 08/15/2036	6,911	6,923
5.000%, 01/15/2034	9,199	8,960
4.950%, 03/15/2036	3,955	3,762
4.650%, 08/15/2043	2,000	1,705
2.950%, 11/15/2051	1,281	760

210	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	$755	$756
Vistra Operations LLC
5.700%, 12/30/2034 (C)	6,740	6,647
5.250%, 10/15/2035 (C)	4,765	4,534
4.700%, 01/31/2031 (C)	5,445	5,283
Wisconsin Electric Power
4.150%, 10/15/2030	1,823	1,770
		376,173

Total Corporate Obligations
(Cost $2,362,133) ($ Thousands)		2,282,729

ASSET-BACKED SECURITIES — 6.5%
Automotive — 1.7%

American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	29	29
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	652
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	227	228
AmeriCredit Automobile Receivables Trust, Ser 2026-1, Cl A3
4.150%, 11/18/2032 (C)	3,045	3,024
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	807	809
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	163	163
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (C)	900	901
Avis Budget Rental Car Funding LLC, Ser 2026-4A, Cl A
5.090%, 12/20/2032 (C)	1,132	1,122
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	2,305	2,307
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	84	84
BMW Vehicle Owner Trust, Ser 2026-A, Cl A3
4.590%, 04/25/2031	5,545	5,536
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,080
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	2,546	2,539
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	$316	$316
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A2
4.130%, 09/15/2028 (C)	1,614	1,613
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A3
4.150%, 03/15/2030 (C)	770	764
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (C)	3,975	4,000
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A2
3.980%, 10/15/2029 (C)	2,357	2,350
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 04/15/2031 (C)	1,970	1,942
Ford Credit Auto Lease Trust, Ser 2026-B, Cl A3
4.680%, 12/15/2029	7,704	7,708
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	3,432	3,437
Ford Credit Auto Owner Trust, Ser 2026-1, Cl A
4.320%, 08/15/2038 (C)(D)	7,238	7,052
Ford Credit Auto Owner Trust, Ser 2026-2, Cl A
4.860%, 02/15/2039 (C)(D)	7,829	7,797
Ford Credit Floorplan Master Owner Trust A, Ser 2026-1, Cl A
4.420%, 05/15/2031	1,956	1,942
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,040	4,045
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	295	295
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	2,360	2,363
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	2,260	2,256
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	4,885	4,906
GMF Floorplan Owner Revolving Trust, Ser 2026-2A, Cl A
4.770%, 05/16/2033 (C)	6,112	6,079
Honda Auto Receivables Owner Trust, Ser 2026-3, Cl A3
4.520%, 02/18/2031	1,019	1,017

SEI Institutional Investments Trust	211

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2026-3, Cl A4
4.620%, 11/18/2032	$2,595	$2,589
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	1,730	1,734
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	5,300	5,311
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	2,635	2,637
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	4,005	4,002
Hyundai Auto Lease Securitization Trust, Ser 2026-C, Cl A3
4.680%, 07/16/2029 (C)	5,707	5,713
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	392	392
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	140	140
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	3,701	3,698
LAD Auto Receivables Trust, Ser 2026-2A, Cl A2
4.170%, 08/15/2029 (C)	4,980	4,974
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	947	948
Nissan Auto Lease Trust, Ser 2026-B, Cl A3
4.690%, 12/17/2029	5,251	5,252
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	25	25
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	1,216	1,224
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	1,770	1,773
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	2,779	2,778
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	430	431
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	691	693
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	$827	$829
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	390
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	1,653	1,647
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	777	777
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	1,695	1,696
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	6,860	6,933
Toyota Auto Loan Extended Note Trust, Ser 2026-1A, Cl A
4.580%, 04/25/2039 (C)	19,508	19,292
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	686	686
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	1,996	2,000
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	2,006	2,006
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	599	598
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	2,835	2,822
World Omni Auto Receivables Trust, Ser 2026-C, Cl A3
4.600%, 10/15/2031	4,385	4,372
		169,718

Credit Cards — 0.3%
Capital One Multi-Asset Execution Trust, Ser 2026-A1, Cl A
4.480%, 07/15/2031	16,823	16,778
Capital One Multi-Asset Execution Trust, Ser 2026-A2, Cl A
5.110%, 07/15/2038	1,534	1,524
Prosper Credit Card Issuer LLC, Ser 2026-1A, Cl A
5.340%, 07/15/2036 (C)	3,899	3,901
Robinhood Credit Card Trust, Ser 2026-1A, Cl A
4.800%, 07/21/2031 (C)	2,228	2,222

212	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Issuance Trust, Ser 2026-A2, Cl A
4.690%, 07/15/2032	$9,683	$9,652
		34,077
Mortgage Related Securities — 0.7%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	7	7
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.809%, 11/25/2034 (D)	55	54
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.809%, 11/25/2034 (D)	55	53
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 02/25/2061 (C)(D)	9,129	8,965
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.322%, TSFR1M + 0.654%, 12/25/2034 (B)	1,196	1,166
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
4.682%, TSFR1M + 1.014%, 10/25/2047 (B)	153	140
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	11	11
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.927%, 12/25/2036 (D)	272	216
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
4.574%, TSFR1M + 0.934%, 09/15/2029 (B)	97	95
FIGRE Trust, Ser 2025-FL2, Cl A1
5.053%, 11/25/2055 (C)(D)	5,746	5,666
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (B)(C)	4,766	4,741
Figre, Ser 2026-FL2, Cl A1
5.516%, 06/25/2056 (B)(C)	6,451	6,420
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.442%, TSFR1M + 0.774%, 01/25/2036 (B)	2,521	2,459
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.102%, TSFR1M + 0.434%, 08/25/2036 (B)	624	205
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	910	910
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	63	63
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	11	4
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.972%, TSFR1M + 0.304%, 04/25/2037 (B)	$3,432	$3,312
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (C)(D)	2,598	2,598
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (C)(D)	4,951	4,891
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055 (C)(D)	3,923	3,881
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (C)(D)	3,003	2,998
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055 (B)(C)	1,595	1,584
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056 (C)(D)	5,374	5,292
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.332%, TSFR1M + 0.664%, 09/25/2034 (B)	1,668	1,594
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	1
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (C)(D)	6,749	6,664
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
4.282%, TSFR1M + 1.114%, 10/25/2034 (B)	892	929
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.217%, TSFR1M + 0.549%, 07/25/2036 (B)	943	941
		65,860

Other Asset-Backed Securities — 3.8%
522 Funding CLO, Ser 2017-1A, Cl AR2
4.779%, TSFR3M + 1.050%, 10/20/2034 (B)(C)	7,630	7,632
Acacia LLC, Ser 2026-1, Cl A
5.440%, 07/15/2041 (C)	4,528	4,524
Affirm Master Trust, Ser 2026-3A, Cl A
4.780%, 08/15/2034 (C)	2,468	2,462
AGL CLO 33, Ser 2024-33A, Cl A1
5.084%, TSFR3M + 1.350%, 07/21/2037 (B)(C)	4,260	4,264
AMMC CLO 24, Ser 2021-24A, Cl BR
5.329%, TSFR3M + 1.600%, 01/20/2035 (B)(C)	7,000	7,001

SEI Institutional Investments Trust	213

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARES Loan Funding III, Ser 2026-ALF3A, Cl XR2
4.860%, TSFR3M + 1.050%, 04/25/2039 (B)(C)	$3,300	$3,300
Bain Capital Credit CLO, Ser 2020-2A, Cl AR3
4.709%, TSFR3M + 0.980%, 07/19/2034 (B)(C)	7,500	7,499
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.729%, TSFR3M + 1.000%, 10/20/2034 (B)(C)	5,550	5,551
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.803%, TSFR3M + 1.050%, 10/15/2036 (B)(C)	7,600	7,604
Barings Equipment Finance LLC, Ser 2026- A, Cl A3
4.080%, 07/13/2033 (C)	1,167	1,147
Benefit Street Partners CLO XXV, Ser 2025-25A, Cl A1R
4.753%, TSFR3M + 1.000%, 01/15/2035 (B)(C)	3,400	3,401
BlueMountain CLO, Ser 2015-4A, Cl CR2
5.029%, TSFR3M + 1.300%, 04/20/2030 (B)(C)	2,000	2,000
BSPDF Issuer LLC, Ser 2026-FL5, Cl A
5.100%, TSFR1M + 1.300%, 02/18/2044 (B)(C)	2,430	2,432
Capital Street Master Trust, Ser 2025-1, Cl B
5.137%, SOFR30A + 1.500%, 08/16/2029 (B)(C)	4,905	4,909
CIFC Funding, Ser 2021-1A, Cl A1R
5.230%, TSFR3M + 1.420%, 07/25/2037 (B)(C)	2,250	2,252
CIFC Funding, Ser 2023-2A, Cl AR
4.864%, TSFR3M + 1.130%, 01/21/2037 (B)(C)	6,700	6,703
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)	4,110	4,087
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	544	545
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
5.432%, TSFR1M + 1.764%, 11/26/2046 (B)(C)	234	237
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	184	179
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	368	330
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	250	226
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	$1,742	$1,727
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (C)	2,455	2,476
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.898%, 06/25/2040 (B)(C)	36	2
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	5,035	5,043
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	284	285
DLLAD LLC, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	997	997
DLLAD LLC, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	2,015	2,003
Dryden 43 Senior Loan Fund, Ser 2024-43A, Cl AR3
4.799%, TSFR3M + 1.070%, 04/20/2034 (B)(C)	7,461	7,470
Dryden 72 CLO, Ser 2019-72A, Cl ARR
4.841%, TSFR3M + 1.100%, 05/15/2032 (B)(C)	1,850	1,850
Dryden 98 CLO, Ser 2022-98A, Cl AR
4.749%, TSFR3M + 1.020%, 04/20/2035 (B)(C)	7,689	7,696
Elmwood CLO IV, Ser 2026-1A, Cl ARR
4.979%, TSFR3M + 1.250%, 04/18/2037 (B)(C)	3,555	3,563
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (C)	7,590	7,242
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (C)	2,790	2,607
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.121%, SOFR30A + 1.500%, 08/15/2028 (B)(C)	4,390	4,394
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	286	284
HPS Loan Management, Ser 10-2016, Cl A1R3
4.849%, TSFR3M + 1.120%, 04/20/2034 (B)(C)	6,173	6,172
HPS Loan Management, Ser 2021-16A, Cl A1R
4.862%, TSFR3M + 1.110%, 01/23/2035 (B)(C)	3,400	3,402
HTS Fund II LLC, Ser 2025-1, Cl A
5.351%, 06/23/2045 (C)	4,815	4,814

214	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invesco CLO, Ser 2021-2A, Cl AR
4.853%, TSFR3M + 1.100%, 07/15/2034 (B)(C)	$8,000	$8,002
Iskandar Enterprise LLC, Ser 2026-1A, Cl A21
5.049%, 04/17/2056 (C)	5,565	5,437
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	823	768
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,096	977
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	4,505	4,491
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.822%, 08/25/2038 (B)(C)	163	2
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.103%, 04/25/2040 (B)(C)	21	1
LCM 37, Ser 2024-37A, Cl A1R
4.813%, TSFR3M + 1.060%, 04/15/2034 (B)(C)	5,441	5,440
LCM 39, Ser 2026-39A, Cl A1R2
4.793%, TSFR3M + 1.040%, 10/15/2034 (B)(C)	7,800	7,808
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.800%, TSFR3M + 0.990%, 01/25/2035 (B)(C)	7,600	7,602
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	117	114
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (C)	216	208
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	622	635
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	484	481
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	266	264
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	794	769
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	886	854
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	304	290
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	533	496
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	581	544
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	$578	$528
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	4,643	4,213
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,198	1,083
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	1,898	1,688
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,249	1,093
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	307	274
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,367	1,239
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	2,332	2,306
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	1,125	1,115
Navient Refinance Loan Trust, Ser 2026-A, Cl A
4.500%, 01/18/2056 (C)	4,581	4,492
Navient Refinance Loan Trust, Ser 2026-B, Cl A
5.070%, 06/15/2056 (C)	2,245	2,236
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	220	217
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,321	1,118
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	2,085	1,984
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	2,397	2,269
Neuberger Berman Loan Advisers CLO 51, Ser 2026-51A, Cl AR2
4.752%, TSFR3M + 1.000%, 10/23/2036 (B)(C)	6,250	6,255
Octagon 56, Ser 2026-1A, Cl AR
4.803%, TSFR3M + 1.050%, 10/15/2034 (B)(C)	8,000	8,003

SEI Institutional Investments Trust	215

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon 57, Ser 2025-1A, Cl AR
4.823%, TSFR3M + 1.070%, 10/15/2034 (B)(C)	$7,500	$7,504
Octagon Investment Partners 40, Ser 2025-1A, Cl A1RR
4.769%, TSFR3M + 1.040%, 01/20/2035 (B)(C)	7,100	7,103
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
4.843%, TSFR3M + 1.090%, 10/15/2033 (B)(C)	4,000	4,000
Octagon Investment Partners 45, Ser 2025-1A, Cl A1RR
4.903%, TSFR3M + 1.150%, 04/15/2035 (B)(C)	7,825	7,826
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.579%, TSFR3M + 1.850%, 04/20/2036 (B)(C)	2,030	2,030
RAD CLO, Ser 2025-21A, Cl A1R
4.880%, TSFR3M + 1.070%, 01/25/2037 (B)(C)	7,600	7,594
Rockford Tower CLO, Ser 2019-1A, Cl AR2
4.829%, TSFR3M + 1.100%, 04/20/2034 (B)(C)	3,712	3,710
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.863%, TSFR3M + 1.130%, 08/20/2032 (B)(C)	1,816	1,816
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	381	374
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,177	1,110
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	705	688
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	3,940	3,928
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	5,100	4,986
SBA Small Business Investment, Ser 2026-10A, Cl 1
4.626%, 03/10/2036	5,160	5,068
SBA Small Business Investment, Ser 2026-10B, Cl 1
4.748%, 03/10/2036	3,070	3,039
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	226	226
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
8.504%, TSFR1M + 4.864%, 10/15/2041 (B)(C)	$909	$941
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.098%, SOFR90A + 1.462%, 12/15/2033 (B)(C)	1,306	1,299
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.048%, SOFR90A + 0.422%, 01/25/2041 (B)	1,945	1,879
SLM Student Loan Trust, Ser 2008-2, Cl B
5.088%, SOFR90A + 1.462%, 01/25/2083 (B)	1,155	1,291
SLM Student Loan Trust, Ser 2008-3, Cl B
5.088%, SOFR90A + 1.462%, 04/26/2083 (B)	1,155	1,266
SLM Student Loan Trust, Ser 2008-4, Cl B
5.738%, SOFR90A + 2.112%, 04/25/2073 (B)	1,155	1,304
SLM Student Loan Trust, Ser 2008-6, Cl B
5.738%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,384
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
4.438%, SOFR90A + 0.812%, 10/25/2064 (B)(C)	1,545	1,547
Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	2,013	1,965
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	277	269
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,234	1,166
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A1
4.484%, TSFR1M + 0.844%, 01/15/2053 (B)(C)	1,391	1,378
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	3,849	3,550
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	4,863	4,485
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	636	612
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	2,594	2,451

216	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	$1,722	$1,570
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	352	341
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	2,595	2,456
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	918	803
Stellantis Financial Floorplan Master Auto Owner Trust, Ser 2026-1A, Cl A
4.770%, 08/20/2031 (C)	2,751	2,740
Switch ABS Issuer LLC, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (C)	6,400	6,169
Thayer Park CLO, Ser 2025-1A, Cl A1RR
4.729%, TSFR3M + 1.000%, 04/20/2034 (B)(C)	3,084	3,083
T-Mobile US Trust, Ser 2026-2A, Cl A
4.740%, 03/20/2031 (C)	3,678	3,679
Trestles CLO VII, Ser 2024-7A, Cl A1
5.190%, TSFR3M + 1.380%, 10/25/2037 (B)(C)	2,180	2,179
Trinitas CLO VII, Ser 2025-7A, Cl A1R2
4.870%, TSFR3M + 1.060%, 01/25/2035 (B)(C)	7,325	7,329
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	828	774
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	998	932
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	323	320
U.S. Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	4,094	4,058
Vantage Data Centers Issuer LLC, Ser 2021-1A, Cl A2
2.165%, 10/15/2046 (C)	4,610	4,596
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (C)	4,950	4,768
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	4,952
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	1,150	1,149
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	3,932
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	2,773	2,740
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust, Ser 2024-8, Cl A1A
4.620%, 11/20/2030	$3,026	$3,031
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)	2,068	2,025
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	4,694	4,723
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	3,477	3,471
Verizon Master Trust, Ser 2026-2, Cl A1A
4.510%, 06/21/2032	4,025	4,003
Whetstone Park CLO, Ser 2025-1A, Cl A1R
4.799%, TSFR3M + 1.070%, 01/20/2035 (B)(C)	5,000	4,999
		394,219

Total Asset-Backed Securities
(Cost $667,305) ($ Thousands)		663,874

SOVEREIGN DEBT — 0.5%
Abu Dhabi Government International Bond
5.500%, 04/30/2054(C)	3,598	3,354
3.125%, 09/30/2049(C)	963	617
Chile Government International Bond
4.350%, 04/13/2031	1,304	1,268
Export Finance & Insurance
4.625%, 10/26/2027(C)	3,187	3,196
Israel Government International Bond
5.375%, 02/19/2030	1,700	1,715
4.500%, 01/13/2031	1,519	1,479
3.875%, 07/03/2050	1,383	964
Kuwait International Government Bond
5.509%, 07/29/2036(C)	4,541	4,542
Mexico Government International Bond
7.375%, 05/13/2055	5,420	5,528
6.750%, 02/09/2056	1,010	947
6.250%, 08/27/2037	5,935	5,822
4.750%, 03/08/2044	1,327	1,034
4.600%, 01/23/2046	1,264	938
4.600%, 02/10/2048	1,219	889
4.500%, 01/31/2050	1,233	876
4.400%, 02/12/2052	1,872	1,284
3.500%, 02/12/2034	9,346	7,893
Paraguay Government International Bond
5.400%, 03/30/2050(C)	3,100	2,707
Qatar Government International Bond
5.103%, 04/23/2048(C)	703	632
4.817%, 03/14/2049(C)	1,351	1,169
4.400%, 04/16/2050(C)	745	604
Republic of Poland Government International Bond
6.125%, 04/14/2056	1,235	1,189
5.375%, 04/14/2036	2,603	2,566

SEI Institutional Investments Trust	217

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Saudi Government International Bond
5.875%, 01/12/2056(C)	$2,458	$2,277
4.125%, 01/12/2029(C)	1,540	1,513
Uruguay Government International Bond
5.442%, 02/14/2037	1,484	1,478
Total Sovereign Debt
(Cost $57,701) ($ Thousands)		56,481

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB DN
0.000%, 10/02/2026(A)	14,485	14,437
Resolution Funding Interest STRIP
0.000%, 01/15/2030(A)	1,930	1,651

Total U.S. Government Agency Obligations
(Cost $16,285) ($ Thousands)		16,088

MUNICIPAL BONDS — 0.1%
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,183	2,269

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	820	878

New York — 0.0%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,286

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	529	421

Texas — 0.0%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,218
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	338
		1,556

Total Municipal Bonds
(Cost $7,426) ($ Thousands)		6,410
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	428,771,399	$428,771
Total Cash Equivalent
(Cost $428,771) ($ Thousands)		428,771

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $723) ($ Thousands)		542

Total Investments in Securities — 108.8%
(Cost $11,416,056) ($ Thousands)		$11,170,007

WRITTEN SWAPTION — (0.0)%
Total Written Swaption
(Premiums Received $374) ($ Thousands)		$(58)

218	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
2-Year Interest Rate Swap	Bank of America	$166,640,000	$4.24	10/17/2026	$342
2-Year Interest Rate Swap	Bank of America	165,870,000	4.31	09/19/2026	56
5-Year Interest Rate Swap	Bank of America	35,475,000	4.36	10/17/2026	144
Total Purchased Swaptions		$367,985,000			$542
WRITTEN SWAPTIONS — (0.0)%
Call Swaptions
2-Year Interest Rate Swap	Bank of America	$(331,740,000)	3.33	12/19/2026	$(58)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	2,945	Dec-2026	$605,590	$604,415	$(1,175)
U.S. 5-Year Treasury Notes	2,836	Dec-2026	300,901	299,774	(1,127)
U.S. 10-Year Treasury Notes	772	Dec-2026	83,534	83,111	(423)
U.S. Long Treasury Bonds	59	Dec-2026	6,418	6,409	(9)
U.S. Ultra Long Treasury Bonds	108	Dec-2026	11,830	11,883	53
			1,008,273	1,005,592	(2,681)
Short Contracts
U.S. Ultra Long Treasury Bonds	(319)	Dec-2026	$(35,498)	$(35,100)	$398
Ultra 10-Year U.S. Treasury Notes	(1,048)	Dec-2026	(115,268)	(114,673)	595
			(150,766)	(149,773)	993
			$857,507	$855,819	$(1,688)

SEI Institutional Investments Trust	219

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $10,270,534 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $1,477,832 ($ Thousands), representing 14.4% of the Net Assets of the Fund.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$522,400	$1,487,194	$(1,580,823)	$—	$—	$428,771	$3,968	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

220	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.8%
Communication Services — 11.6%
Advantage Sales & Marketing
9.000%, 11/15/2030 (A)	$865	$719
Altice Financing
5.750%, 08/15/2029 (A)	1,385	840
Altice France
9.500%, 11/01/2029 (A)	376	381
6.875%, 10/15/2030 (A)	3,962	3,880
6.875%, 07/15/2032 (A)	471	462
6.500%, 04/15/2032 (A)(B)	435	423
Altice France Lux 3
10.000%, 01/15/2033 (A)	5,850	5,698
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	2,777	2,759
AMC Global Media
10.500%, 07/15/2032 (A)	3,177	3,359
AP Core Holdings II LLC
11.000%, 05/15/2031 (A)	232	244
Arches Buyer
9.000%, 08/15/2031 (A)	232	242
6.125%, 12/01/2028 (A)	2,972	2,941
4.250%, 06/01/2028 (A)	441	431
Beasley Mezzanine Holdings LLC
10.000% Cash/PIK, 12/31/2027 (A)(C)	2,300	1,420
Black Pearl Compute LLC
6.125%, 02/15/2031 (A)	3,721	3,723
Block Communications
10.250%, 03/01/2031 (A)	1,394	1,213
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,499
Cable One
4.000%, 11/15/2030 (A)	3,490	1,419
Cars.com
6.375%, 11/01/2028 (A)	681	678
CCO Holdings LLC
7.375%, 03/01/2031 (A)	512	519
7.000%, 02/01/2033 (A)	292	285
5.125%, 05/01/2027 (A)	100	100
5.000%, 02/01/2028 (A)	4,405	4,363
4.750%, 03/01/2030 (A)	4,179	3,963
4.750%, 02/01/2032 (A)	1,230	1,102
4.500%, 08/15/2030 (A)	5,441	5,064
4.500%, 05/01/2032	632	556
4.250%, 02/01/2031 (A)	4,342	3,916
4.250%, 01/15/2034 (A)	7,010	5,845
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,845	2,841
5.500%, 04/01/2063	14,335	10,534
3.950%, 06/30/2062	957	543
Cinemark USA
7.000%, 08/01/2032 (A)	119	123
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2028 (A)	$527	$525
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (A)	507	534
7.125%, 02/15/2031 (A)	1,023	1,055
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	736	736
7.500%, 06/01/2029 (A)	829	829
CMG Media
8.875%, 06/18/2029 (A)	3,010	2,311
Connect Finco SARL
9.000%, 09/15/2029 (A)	400	418
Connect Holding II LLC
10.500%, 04/03/2031 (A)	716	645
CSC Holdings LLC
6.500%, 02/01/2029 (A)	1,750	928
5.750%, 01/15/2030 (A)	4,070	860
5.500%, 04/15/2027 (A)	525	302
4.500%, 11/15/2031 (A)	909	473
4.125%, 12/01/2030 (A)	97	51
Directv Financing LLC
10.000%, 02/15/2031 (A)	2,391	2,530
9.250%, 06/01/2032 (A)	60	63
8.875%, 02/01/2030 (A)	4,275	4,373
5.875%, 08/15/2027 (A)	146	146
Discovery Communications LLC
5.000%, 09/20/2037	95	73
3.950%, 03/20/2028	3,769	3,722
Discovery Global Holdings
5.050%, 03/15/2042	3,354	2,439
4.279%, 03/15/2032	3,990	3,651
4.054%, 03/15/2029	3,641	3,604
DISH DBS
5.750%, 12/01/2028 (A)(B)	340	335
5.250%, 12/01/2026 (A)(B)	1,785	1,779
5.125%, 06/01/2029 (B)	5,381	4,971
Dotdash Meredith
7.625%, 06/15/2032 (A)	390	374
EchoStar
10.750%, 11/30/2029	350	378
6.750% Cash/PIK, 11/30/2030	471	479
3.875% Cash/PIK, 11/30/2030	644	1,737
Fibercop
6.375%, 11/15/2033 (A)	916	905
Fox
5.576%, 01/25/2049	850	767
5.476%, 01/25/2039	1,680	1,598
GCI LLC
4.750%, 10/15/2028 (A)	1,044	1,026
Gray Media
10.500%, 07/15/2029 (A)	302	318
9.625%, 07/15/2032 (A)	3,479	3,571
7.500%, 09/15/2034 (A)	191	191
7.250%, 08/15/2033 (A)	3,578	3,578

SEI Institutional Investments Trust	221

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 11/15/2031 (A)	$3,521	$2,741
4.750%, 10/15/2030 (A)	5,628	4,632
Hughes Satellite Systems
6.625%, 08/01/2026 (B)	130	61
iHeartCommunications
10.875%, 05/01/2030 (A)	1,636	1,149
9.125%, 05/01/2029 (A)	1,053	945
7.750%, 08/15/2030 (A)	1,425	1,190
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,626
Level 3 Financing
8.500%, 01/15/2036 (A)	3,665	3,832
7.500%, 02/15/2037 (A)	2,387	2,368
7.000%, 03/31/2034 (A)	4,431	4,533
6.875%, 06/30/2033 (A)	7,946	8,078
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,904	1,906
4.750%, 10/15/2027 (A)	3,311	3,294
3.750%, 01/15/2028 (A)	743	730
Lumen Technologies
7.650%, 03/15/2042	726	661
7.600%, 09/15/2039	245	226
5.375%, 06/15/2029 (A)	429	412
Match Group Holdings II LLC
6.125%, 09/15/2033 (A)	200	197
4.125%, 08/01/2030 (A)	50	47
3.625%, 10/01/2031 (A)	440	397
McGraw-Hill Education
7.375%, 09/01/2031 (A)	165	170
5.750%, 08/01/2028 (A)	1,265	1,261
Midcontinent Communications
8.000%, 08/15/2032 (A)	469	407
Muvico LLC
15.000% Cash/PIK, 02/19/2029 (A)	1,689	1,928
Neptune Bidco US
10.375%, 05/15/2031 (A)	2,110	2,217
9.500%, 02/15/2033 (A)	2,346	2,409
9.290%, 04/15/2029 (A)	272	278
Nexstar Media
7.250%, 04/15/2034 (A)	3,407	3,451
6.500%, 09/15/2033 (A)	6,144	6,172
4.750%, 11/01/2028 (A)	1,892	1,864
OAK-Eagle Acquireco
8.750%, 07/01/2034 (A)	1,323	1,404
7.250%, 07/01/2033 (A)	1,630	1,695
Paramount Global
6.875%, 04/30/2036	1,051	977
5.500%, 05/15/2033	751	670
5.250%, 04/01/2044	1,320	881
4.850%, 07/01/2042	890	591
4.200%, 05/19/2032	2,565	2,235
Playtika Holding
4.250%, 03/15/2029 (A)	415	375
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QTS Fayetteville LLC
5.700%, 04/15/2036 (A)	$1,920	$1,737
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,554	2,389
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,976	2,054
Sirius XM Radio LLC
5.875%, 04/15/2032 (A)	705	695
5.500%, 07/01/2029 (A)	1,372	1,370
5.000%, 08/01/2027 (A)	1,824	1,819
4.125%, 07/01/2030 (A)	1,600	1,506
4.000%, 07/15/2028 (A)	2,268	2,212
3.875%, 09/01/2031 (A)	2,055	1,873
Snap
6.875%, 03/01/2033 (A)	1,440	1,412
Spanish Broadcasting System
9.750%, 03/01/2026 (A)(B)(C)	4,965	2,979
Stagwell Global LLC
5.625%, 08/15/2029 (A)	3,857	3,757
Stingray Compute LLC
6.000%, 06/15/2031 (A)	2,006	1,953
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,177	2,141
Univision Communications
9.375%, 08/01/2032 (A)(C)	2,692	2,747
4.500%, 05/01/2029 (A)(C)	380	362
8.875%, 04/15/2033 (A)	2,560	2,530
8.500%, 07/31/2031 (A)	16	16
7.375%, 06/30/2030 (A)	407	409
Urban One
10.500%, 04/01/2030 (A)	1,185	1,132
7.625%, 04/01/2031 (A)	4,754	1,687
Virgin Media Finance
5.000%, 07/15/2030 (A)	727	448
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (A)	1,214	815
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,169	1,083
4.500%, 08/15/2030 (A)	2,343	1,937
Vmed O2 UK Financing I
7.750%, 04/15/2032 (A)	830	719
6.750%, 01/15/2033 (A)	390	325
4.250%, 01/31/2031 (A)	2,075	1,681
VZ Secured Financing BV
7.500%, 01/15/2033 (A)	1,004	908
Windstream Services LLC
8.250%, 10/01/2031 (A)	1,534	1,603
Zayo Group Holdings
13.750%, 09/09/2030 (A)	3,535	3,511
9.250%, 03/09/2030 (A)	5,163	5,163
Ziff Davis
4.625%, 10/15/2030 (A)	120	113

222	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ZipRecruiter
5.000%, 01/15/2030 (A)(C)	$1,445	$1,214
		248,670
Consumer Discretionary — 11.6%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,683	1,666
4.000%, 10/15/2030 (A)	535	505
A&K Travel Group Holdings
7.500%, 05/15/2033 (A)	1,659	1,688
Academy
5.875%, 05/15/2031 (A)	1,664	1,653
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	829	862
7.500%, 02/15/2033 (A)	409	424
Allison Transmission
5.875%, 06/01/2029 (A)	1,061	1,065
5.875%, 12/01/2033 (A)	1,753	1,741
4.750%, 10/01/2027 (A)	5	5
3.750%, 01/30/2031 (A)	589	549
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	508	511
6.375%, 10/15/2032 (A)	1,101	1,102
American Greetings
8.875%, 01/15/2032 (A)	1,774	1,759
Aramark Services
5.000%, 02/01/2028 (A)	1,260	1,257
Arko
5.125%, 11/15/2029 (A)	663	594
Asbury Automotive Group
4.750%, 03/01/2030	255	248
4.625%, 11/15/2029 (A)	1,059	1,031
4.500%, 03/01/2028	2,441	2,416
Ashton Woods USA LLC
4.625%, 08/01/2029 (A)	250	242
4.625%, 04/01/2030 (A)	300	287
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,505	1,492
7.500%, 06/15/2029	260	263
6.875%, 11/01/2035	1,595	1,627
6.750%, 07/01/2036	3,280	3,266
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	1,815	1,799
Beach Acquisition Bidco LLC
10.000% Cash/PIK, 07/15/2033 (A)	3,216	3,452
Beazer Homes USA
7.500%, 03/15/2031 (A)	196	199
Boyd Gaming
4.750%, 06/15/2031 (A)	120	115
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boyne USA
4.750%, 05/15/2029 (A)	$3,244	$3,186
Brightstar Lottery
5.750%, 01/15/2033 (A)	145	141
5.250%, 01/15/2029 (A)	3,852	3,821
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	10	10
4.875%, 02/15/2030 (A)	600	565
Caesars Entertainment
7.000%, 02/15/2030 (A)	763	767
6.500%, 02/15/2032 (A)	1,591	1,538
6.000%, 10/15/2032 (A)	4,232	3,801
Carnival
6.125%, 02/15/2033 (A)	6,817	6,833
5.875%, 06/15/2031 (A)	45	45
5.750%, 03/15/2030 (A)	258	260
5.750%, 08/01/2032 (A)	1,772	1,754
4.000%, 08/01/2028 (A)	128	125
Cavalier Acquisition
8.250%, 08/15/2033 (A)	1,260	1,291
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	745	320
Churchill Downs
5.750%, 04/01/2030 (A)	686	686
4.750%, 01/15/2028 (A)	2,683	2,663
Clarios Global
6.750%, 05/15/2028 (A)	551	559
6.750%, 02/15/2030 (A)	488	502
6.750%, 09/15/2032 (A)	2,771	2,823
Cooper-Standard Automotive
9.250%, 03/01/2031 (A)	2,332	2,359
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	820	859
Cyprium
6.375%, 04/15/2034 (A)	346	342
6.125%, 04/15/2031 (A)	247	246
Dorman Products
6.250%, 06/15/2034 (A)	230	232
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,252	1,225
4.625%, 01/15/2029 (A)	2,406	2,345
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,376
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,415	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	210
7.122%, 11/07/2033	3,289	3,460
6.467%, 05/22/2036	266	267
5.875%, 11/07/2029	750	757
5.730%, 09/05/2030	138	138
4.125%, 08/17/2027	200	199
4.000%, 11/13/2030	770	720

SEI Institutional Investments Trust	223

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gaia Purchaser
7.625%, 07/15/2033 (A)	$1,080	$1,103
Gap
3.625%, 10/01/2029 (A)	2,227	2,106
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	301	313
Genting New York LLC
7.250%, 10/01/2029 (A)	1,925	1,976
Goodyear Tire & Rubber
8.875%, 07/15/2032	4,458	4,547
6.625%, 07/15/2030	481	465
5.250%, 04/30/2031	216	194
5.250%, 07/15/2031	801	713
5.000%, 07/15/2029	788	753
Great Canadian Gaming
8.750%, 11/15/2029 (A)	400	403
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (A)	6,980	6,015
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	629	637
5.875%, 04/01/2029 (A)	2,059	2,075
5.875%, 03/15/2033 (A)	3,008	3,017
5.750%, 09/15/2033 (A)	484	484
5.500%, 09/15/2031 (A)	201	200
5.500%, 03/31/2034 (A)	92	90
4.875%, 01/15/2030	112	111
4.000%, 05/01/2031 (A)	2,410	2,265
3.750%, 05/01/2029 (A)	3,391	3,267
3.625%, 02/15/2032 (A)	122	111
Hilton Grand Vacations Borrower LLC
5.000%, 06/01/2029 (A)	2,043	1,991
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	351	351
IHO Verwaltungs GmbH
8.000% Cash/PIK, 11/15/2032 (A)	200	211
7.750% Cash/PIK, 11/15/2030 (A)	200	208
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,229
Kohl's
5.550%, 07/17/2045	400	273
5.125%, 05/01/2031	1,175	1,061
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,680	3,600
LGI Homes
8.750%, 12/15/2028 (A)	187	192
7.000%, 11/15/2032 (A)	1,834	1,814
Light & Wonder International
6.250%, 10/01/2033 (A)	4,239	4,228
Lithia Motors
5.500%, 10/01/2030 (A)	960	953
Marriott Ownership Resorts
6.500%, 10/01/2033 (A)	321	319
4.750%, 01/15/2028	53	53
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 06/15/2029 (A)	$125	$121
Masterbrand
7.000%, 07/15/2032 (A)	682	682
Mattamy Group
6.000%, 12/15/2033 (A)	520	504
Melco Resorts Finance
6.500%, 09/24/2033 (A)	360	350
5.375%, 12/04/2029 (A)	1,665	1,619
Men's Wearhouse LLC
9.000%, 02/01/2031 (A)	344	369
MGM Resorts International
6.500%, 04/15/2032	421	420
6.125%, 09/15/2029	397	402
4.750%, 10/15/2028	2,195	2,181
4.625%, 09/01/2026	393	393
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	1,414	1,535
8.250%, 04/15/2030 (A)	1,405	1,467
NCL
6.750%, 02/01/2032 (A)	3,635	3,536
6.250%, 09/15/2033 (A)	1,679	1,570
5.875%, 01/15/2031 (A)	934	896
Neiman Marcus Group (Escrow Security) (E)
0.000%, 10/15/2022 (A)(B)(C)(D)	1,475	–
0.000% Cash/PIK, 10/15/2022 (A)(B)(C)(D)	1,360	–
Newell Brands
8.500%, 06/01/2028 (A)	263	274
7.375%, 04/01/2036	110	111
6.625%, 09/15/2029	340	347
6.625%, 05/15/2032	2,074	2,122
6.375%, 05/15/2030	358	363
6.250%, 08/15/2031 (A)	146	146
Nissan Motor
8.125%, 07/17/2035 (A)	2,801	2,975
7.750%, 07/17/2032 (A)	1,310	1,359
7.500%, 07/17/2030 (A)	315	324
4.810%, 09/17/2030 (A)	2,339	2,179
4.345%, 09/17/2027 (A)	2,842	2,810
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	905	865
Nordstrom
4.375%, 04/01/2030	260	247
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,203	1,206
Papa John's International
3.875%, 09/15/2029 (A)	872	808
Penn Entertainment
6.750%, 04/01/2031 (A)	872	875
Petco Health & Wellness
8.250%, 02/01/2031 (A)	332	337
PetSmart LLC
10.000%, 09/15/2033 (A)	2,834	2,829

224	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 09/15/2032 (A)	$1,655	$1,671
Photo Holdings LLC
12.000%, 07/01/2031 (A)	616	634
Pioneer Opco LLC
7.000%, 05/15/2033 (A)	1,490	1,516
Rakuten Group
9.750%, 04/15/2029 (A)	5,971	6,508
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	1,050	956
4.625%, 04/06/2031 (A)	1,945	1,655
Risewell Homes
8.500%, 11/01/2030 (A)	440	447
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	3,502	3,550
6.250%, 10/15/2030 (A)	250	253
Rivian Holdings LLC
10.000%, 01/15/2031 (A)	1,412	1,443
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	630	639
6.000%, 02/01/2033 (A)	373	375
5.625%, 09/30/2031 (A)	293	294
Sabre Financial Borrower LLC
11.125%, 06/15/2029 (A)	555	589
Sabre GLBL
10.750%, 11/15/2029 (A)	618	610
10.750%, 03/15/2030 (A)	1,104	1,072
Service International
5.750%, 10/15/2032	1,460	1,460
Six Flags Entertainment
8.625%, 01/15/2032 (A)	1,988	2,016
7.250%, 05/15/2031 (A)	2,043	2,019
6.625%, 05/01/2032 (A)	2,604	2,639
Somnigroup International
4.000%, 04/15/2029 (A)	1,030	991
3.875%, 10/15/2031 (A)	376	344
Sonic Automotive
4.875%, 11/15/2031 (A)	271	259
4.625%, 11/15/2029 (A)	464	454
Staples
12.750%, 01/15/2030 (A)	855	681
10.750%, 09/01/2029 (A)	4,440	4,266
Station Casinos LLC
6.625%, 03/15/2032 (A)	438	443
4.625%, 12/01/2031 (A)	336	317
4.500%, 02/15/2028 (A)	2,155	2,133
StoneMor
8.500%, 05/15/2029 (A)	1,340	1,336
Studio City Finance
5.000%, 01/15/2029 (A)	3,530	3,403
Tenneco
8.000%, 11/17/2028 (A)	2,544	2,553
Travel + Leisure
6.125%, 09/01/2033 (A)	11	11
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2030 (A)	$486	$469
Under Armour
7.250%, 07/15/2030 (A)	4,298	4,330
Vail Resorts
6.500%, 05/15/2032 (A)	572	580
5.625%, 07/15/2030 (A)	339	338
VF
6.000%, 10/15/2033	1,105	1,075
Victoria's Secret
4.625%, 07/15/2029 (A)	3,195	3,108
Victra Holdings LLC
8.750%, 09/15/2029 (A)	370	379
Viking Cruises
5.875%, 10/15/2033 (A)	3,146	3,114
Voyager Parent LLC
9.250%, 07/01/2032 (A)	514	550
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,858	1,892
Wayfair LLC
7.750%, 09/15/2030 (A)	471	496
7.250%, 10/31/2029 (A)	238	246
7.125%, 05/31/2034 (A)	114	118
6.750%, 11/15/2032 (A)	2,687	2,764
Weekley Homes LLC
6.750%, 01/15/2034 (A)	467	473
Whirlpool
7.875%, 07/01/2034 (A)	425	416
7.500%, 07/01/2031 (A)	340	340
6.500%, 06/15/2033	718	621
5.750%, 03/01/2034	147	115
5.500%, 03/01/2033	257	205
4.750%, 02/26/2029	1,305	1,238
William Carter
7.375%, 02/15/2031 (A)	69	71
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,183	2,076
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,955
Wynn Macau
6.750%, 02/15/2034 (A)	635	629
5.125%, 12/15/2029 (A)	1,550	1,515
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	2,045	2,147
6.250%, 03/15/2033 (A)	609	609
5.125%, 10/01/2029 (A)	813	810
Yum! Brands
6.875%, 11/15/2037 (C)	1,840	1,975
5.375%, 04/01/2032 (C)	485	479
ZF North America Capital
7.500%, 03/24/2031 (A)	1,612	1,653
6.875%, 04/23/2032 (A)	1,160	1,163
		249,279

SEI Institutional Investments Trust	225

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 2.5%
Albertsons Cos
5.625%, 03/31/2032 (A)	$598	$575
5.500%, 03/31/2031 (A)	88	85
4.875%, 02/15/2030 (A)	10	10
3.500%, 03/15/2029 (A)	4,051	3,850
B&G Foods
11.000%, 06/15/2031 (A)	1,196	1,045
8.000%, 09/15/2028 (A)	1,705	1,689
C&S Group Enterprises LLC
5.000%, 12/15/2028 (A)	2,228	2,068
Central Garden & Pet
5.125%, 02/01/2028	1,237	1,237
4.125%, 10/15/2030	526	498
4.125%, 04/30/2031 (A)	650	611
Chobani LLC
4.625%, 11/15/2028 (A)	2,242	2,217
Edgewell Personal Care
5.500%, 06/01/2028 (A)	741	741
4.125%, 04/01/2029 (A)	348	337
Energizer Holdings
6.000%, 09/15/2033 (A)	29	28
4.750%, 06/15/2028 (A)	721	713
4.375%, 03/31/2029 (A)	666	646
Fiesta Purchaser
9.625%, 09/15/2032 (A)	976	955
7.875%, 03/01/2031 (A)	470	476
HLF Financing Sarl LLC
7.750%, 05/01/2033 (A)	408	412
4.875%, 06/01/2029 (A)	2,093	1,972
HRB Winddown
8.875%, 03/15/2070 (A)(B)(D)	800	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,180	1,131
New Albertsons
8.700%, 05/01/2030	1,149	1,217
8.000%, 05/01/2031	995	1,033
Opal Bidco SAS
6.500%, 03/31/2032 (A)	4,713	4,758
Performance Food Group
6.125%, 09/15/2032 (A)	1,728	1,732
5.625%, 03/01/2034 (A)	212	206
4.250%, 08/01/2029 (A)	2,217	2,152
Pilgrim's Pride
6.875%, 05/15/2034	1,435	1,535
Post Holdings
6.500%, 03/15/2036 (A)	1,945	1,885
6.375%, 03/01/2033 (A)	5,934	5,831
6.250%, 02/15/2032 (A)	2,651	2,673
6.250%, 10/15/2034 (A)	2,091	2,016
4.625%, 04/15/2030 (A)	51	49
Primo Water Holdings
6.250%, 04/01/2029 (A)	327	328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 04/30/2029 (A)	$447	$438
Simmons Foods
4.625%, 03/01/2029 (A)	3,989	3,843
TreeHouse Foods
7.750%, 02/11/2033 (A)	1,290	1,305
Tyson Foods
5.100%, 09/28/2048	1,447	1,259
US Foods
4.750%, 02/15/2029 (A)	230	227
Viking Baked Goods Acquisition
8.625%, 11/01/2031 (A)	530	531
		54,314
Energy — 9.0%
Antero Midstream Partners
5.750%, 10/15/2033 (A)	1,148	1,133
5.375%, 06/15/2029 (A)	2,674	2,674
Archrock Partners
6.625%, 09/01/2032 (A)	1,509	1,537
Archrock Services
6.000%, 02/01/2034 (A)	317	312
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (A)	263	266
6.625%, 07/15/2033 (A)	1,743	1,760
5.875%, 06/30/2029 (A)	291	291
Beusa Investments LLC
7.000%, 08/01/2031 (A)	459	460
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	545	564
7.000%, 07/15/2029 (A)	1,015	1,042
Borr IHC
9.000%, 01/15/2034 (A)	910	880
8.750%, 01/15/2032 (A)	380	369
Buckeye Partners
6.875%, 07/01/2029 (A)	135	138
6.750%, 02/01/2030 (A)	196	202
4.500%, 03/01/2028 (A)	1,538	1,515
3.950%, 12/01/2026	833	830
California Resources
7.000%, 01/15/2034 (A)	1,435	1,435
Calumet Specialty Products Partners
9.750%, 02/15/2031 (A)	957	1,037
Caturus Energy LLC
7.125%, 05/15/2031 (A)	652	653
Chord Energy
6.750%, 03/15/2033 (A)	210	215
6.000%, 10/01/2030 (A)	672	680
CNX Midstream Partners
4.750%, 04/15/2030 (A)	259	249
CNX Resources
7.250%, 03/01/2032 (A)	110	113
5.875%, 03/01/2034 (A)	328	320

226	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comstock Resources
6.750%, 03/01/2029 (A)	$2,703	$2,681
5.875%, 01/15/2030 (A)	3,236	3,106
Crescent Energy Finance LLC
8.375%, 01/15/2034 (A)	618	652
7.875%, 04/15/2032 (A)	632	653
7.625%, 04/01/2032 (A)	1,058	1,088
7.375%, 01/15/2033 (A)	411	420
CVR Energy
7.875%, 02/15/2034 (A)	1,489	1,545
7.500%, 02/15/2031 (A)	1,720	1,772
DBR Land Holdings LLC
6.250%, 12/01/2030 (A)	1,474	1,501
Delek Logistics Partners
7.375%, 06/30/2033 (A)	449	462
6.875%, 06/01/2034 (A)	705	711
Energy Transfer
5.500%, 06/01/2027	2,863	2,875
EnQuest
9.875%, 04/30/2031 (A)	1,559	1,649
Enviva Partners LP
0.000%, 01/15/2027 (D)(E)	3,197	–
Excelerate Energy
8.000%, 05/15/2030 (A)	434	457
Expand Energy
7.500%, 10/01/2026 (B)(C)(D)	4,075	–
7.000%, 12/31/2049 (B)(C)(D)	1,790	–
5.500%, 09/15/2026 (B)(C)	180	–
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	513	515
4.750%, 02/01/2032	452	437
Genesis Energy
8.875%, 04/15/2030	2,374	2,480
8.000%, 05/15/2033	850	892
7.875%, 05/15/2032	865	898
6.750%, 03/15/2034	1,201	1,209
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	497	506
Harvest Midstream I
7.500%, 05/15/2032 (A)	706	733
6.750%, 05/15/2034 (A)	250	253
Hess Midstream Operations
6.500%, 06/01/2029 (A)	763	778
5.875%, 03/01/2028 (A)	99	100
5.125%, 06/15/2028 (A)	377	376
Hilcorp Energy I
7.250%, 02/15/2035 (A)	2,845	2,864
6.875%, 05/15/2034 (A)	515	510
6.250%, 04/15/2032 (A)	713	701
6.000%, 04/15/2030 (A)	247	246
6.000%, 02/01/2031 (A)	3,587	3,541
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	2,355	2,431
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 01/15/2034 (A)	$312	$315
6.625%, 01/15/2035 (A)	159	160
Infinity Natural Resources LLC
7.625%, 04/01/2031 (A)	241	244
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	656	682
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,142	3,132
Kodiak Gas Services LLC
6.750%, 10/01/2035 (A)	1,694	1,727
6.500%, 10/01/2033 (A)	945	954
5.875%, 04/01/2031 (A)	2,623	2,616
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	40	41
7.125%, 05/15/2031 (A)	430	430
Magnolia Oil & Gas Operating LLC
6.625%, 08/15/2034 (A)	108	109
Matador Resources
6.500%, 04/15/2032 (A)	325	329
6.250%, 04/15/2033 (A)	383	383
6.000%, 04/15/2034 (A)	176	172
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	4,155	4,214
Murphy Oil
6.500%, 02/15/2034	544	542
Nabors Industries
9.125%, 01/31/2030 (A)	712	747
8.875%, 08/15/2031 (A)	2,961	3,098
7.625%, 11/15/2032 (A)	1,286	1,326
New Fortress Energy
8.750%, 03/15/2029 (A)	2,120	334
6.500%, 09/30/2026 (A)	2,305	357
NFE Brazil Financing
12.000%, 06/19/2029 (A)	1,052	915
NFE Financing LLC MTN
12.000%, 11/15/2029 (A)(B)	3,595	1,083
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	2,836	2,973
8.125%, 02/15/2029 (A)	2,701	2,787
Noble Finance II LLC
6.250%, 06/15/2034 (A)	317	311
Northern Oil & Gas
7.875%, 10/15/2033 (A)	6,547	6,735
7.500%, 09/01/2034 (A)	1,010	1,018
NuStar Logistics
6.375%, 10/01/2030	265	272
5.625%, 04/28/2027	334	335
ONEOK
5.600%, 04/01/2044	242	222
5.450%, 06/01/2047	3,173	2,851
Par Petroleum LLC
7.375%, 06/01/2034 (A)	2,614	2,713

SEI Institutional Investments Trust	227

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PBF Holding LLC
9.875%, 03/15/2030 (A)	$98	$105
7.875%, 09/15/2030 (A)	2,352	2,437
7.250%, 06/01/2034 (A)	1,093	1,124
Permian Resources Operating LLC
7.000%, 01/15/2032 (A)	424	438
6.250%, 02/01/2033 (A)	278	282
Prairie Acquiror
9.000%, 08/01/2029 (A)	271	280
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,624	2,676
4.800%, 05/15/2030 (A)	2,117	2,059
Seadrill Finance
6.750%, 07/15/2034 (A)	430	422
SESI LLC
7.875%, 09/30/2030 (A)	440	451
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(D)	2,787	–
SM Energy
9.625%, 06/15/2033 (A)	1,040	1,146
8.750%, 07/01/2031 (A)	813	850
8.625%, 11/01/2030 (A)	4,302	4,519
7.000%, 08/01/2032 (A)	2,415	2,470
6.750%, 08/01/2029 (A)	38	39
6.625%, 01/15/2027	383	383
6.625%, 04/15/2034 (A)	272	274
6.500%, 07/15/2028	333	334
Solaris Energy Infrastructure LLC
6.375%, 05/15/2031 (A)	791	785
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,490	1,553
Sunoco
7.250%, 05/01/2032 (A)	4,433	4,584
7.000%, 05/01/2029 (A)	811	832
6.250%, 07/01/2033 (A)	2,933	2,949
5.875%, 03/15/2034 (A)	2,012	1,983
5.625%, 07/15/2034 (A)	411	399
5.375%, 07/15/2031 (A)	160	158
4.625%, 05/01/2030 (A)	554	536
4.500%, 05/15/2029	527	516
4.500%, 10/01/2029 (A)	1,861	1,815
4.500%, 04/30/2030	665	646
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	267	275
6.750%, 03/15/2034 (A)	892	899
6.000%, 12/31/2030 (A)	3,047	3,048
6.000%, 09/01/2031 (A)	1,131	1,118
5.500%, 01/15/2028 (A)	484	484
Talos Production
9.375%, 02/01/2031 (A)	1,270	1,347
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,213
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TGS
8.500%, 01/15/2030 (A)	$110	$115
Tidewater
9.125%, 07/15/2030 (A)	1,840	1,971
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	2,134	2,177
Transocean International
8.750%, 02/15/2030 (A)	93	97
8.250%, 05/15/2029 (A)	689	716
7.500%, 04/15/2031	1,848	1,900
6.800%, 03/15/2038	3,051	2,897
Valaris
8.375%, 04/30/2030 (A)	2,925	3,041
Validus Energy II Midcon LLC
8.000%, 08/01/2031 (A)	268	270
Venture Global Calcasieu Pass LLC
6.000%, 05/01/2036 (A)	1,428	1,422
3.875%, 11/01/2033 (A)	3,755	3,335
Venture Global LNG
9.875%, 02/01/2032 (A)	3,663	3,905
9.500%, 02/01/2029 (A)	383	412
8.375%, 06/01/2031 (A)	5,595	5,818
6.625%, 06/15/2036 (A)	94	94
6.375%, 12/15/2034 (A)	606	602
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	533	593
7.500%, 05/01/2033 (A)	770	836
6.750%, 01/15/2036 (A)	4,615	4,858
6.500%, 01/15/2034 (A)	2,003	2,071
6.500%, 06/15/2034 (A)	184	190
6.125%, 12/15/2030 (A)	264	270
WBI Operating LLC
6.500%, 10/15/2033 (A)	1,410	1,414
6.250%, 10/15/2030 (A)	349	351
Western Midstream Operating
5.250%, 02/01/2050	4,274	3,604
Wildfire Intermediate Holdings LLC
7.500%, 10/15/2029 (A)	482	500
		192,801
Financials — 8.8%
Acrisure LLC
8.250%, 02/01/2029 (A)	2,863	2,612
7.500%, 11/06/2030 (A)	1,243	1,144
6.750%, 07/01/2032 (A)	1,535	1,310
4.250%, 02/15/2029 (A)	1,690	1,546
Alliant Holdings Intermediate LLC
7.000%, 01/15/2031 (A)	4,961	5,039
4.250%, 10/15/2027 (A)	2,212	2,190
Ally Financial
6.700%, 02/14/2033	2,287	2,328
AmWINS Group
6.375%, 02/15/2029 (A)	2,324	2,346

228	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	$2,724	$2,694
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,705	1,742
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,020
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	872
Aretec Group
10.000%, 08/15/2030 (A)	391	412
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,643
Asurion LLC
8.000%, 12/31/2032 (A)	5,070	5,044
Atlanticus Holdings
9.750%, 09/01/2030 (A)	1,127	1,148
Baldwin Insurance Group Holdings LLC
7.125%, 05/15/2031 (A)	230	234
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,355	1,497
Block
6.500%, 05/15/2032	1,115	1,132
6.000%, 08/15/2033 (A)	1,915	1,912
5.625%, 08/15/2030 (A)	131	131
Bread Financial Holdings
6.750%, 05/15/2031 (A)	1,950	1,992
Burford Capital Global Finance LLC
8.500%, 01/15/2034 (A)	83	75
Citigroup
6.625%, H15T5Y + 3.001%(F)(G)	1,852	1,878
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	384	361
Coinbase Global
3.375%, 10/01/2028 (A)	2,167	2,068
CRC Insurance Group LLC
7.125%, 06/01/2031 (A)	4,056	4,057
Credit Acceptance
6.625%, 03/15/2030 (A)	2,349	2,359
CrossCountry Intermediate HoldCo LLC
6.750%, 12/01/2032 (A)	1,511	1,447
6.500%, 10/01/2030 (A)	480	467
Encore Capital Group
6.625%, 04/15/2031 (A)	2,303	2,313
6.625%, 06/01/2032 (A)	1,514	1,518
Figure Technology Solutions
8.500%, 07/31/2031 (A)	1,400	1,417
Finance of America Funding LLC
8.875%, 11/30/2026 (A)	2,467	2,436
First Eagle Holdings
7.250%, 08/15/2032 (A)	995	1,015
FirstCash
6.875%, 03/01/2032 (A)	572	583
6.125%, 05/01/2034 (A)	2,061	2,039
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 09/01/2028 (A)	$2,229	$2,190
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	2,510	2,497
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	2,775	2,869
8.375%, 04/01/2032 (A)	200	201
8.000%, 02/01/2032 (A)	230	227
7.875%, 04/01/2033 (A)	970	934
6.875%, 05/01/2031 (A)	785	753
FS KKR Capital
7.875%, 01/15/2029	270	278
7.500%, 08/01/2031	1,076	1,095
6.875%, 08/15/2029	1,819	1,835
6.125%, 01/15/2030	1,920	1,883
6.125%, 01/15/2031	110	107
Genworth Holdings
6.500%, 06/15/2034	3,110	3,114
6.005%, TSFR3M + 2.264%,
11/15/2036 (F)	410	338
Howden UK Refinance
8.125%, 02/15/2032 (A)	2,808	2,643
7.250%, 02/15/2031 (A)	417	413
HUB International
7.375%, 01/31/2032 (A)	2,210	2,268
Icahn Enterprises
10.000%, 11/15/2029 (A)	50	48
9.750%, 01/15/2029	1,949	1,865
9.000%, 06/15/2030	6,189	5,725
4.375%, 02/01/2029	1,240	1,060
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	2,293	2,273
5.000%, 08/15/2028 (A)	2,042	1,978
Jefferson Capital Holdings LLC
8.250%, 05/15/2030 (A)	450	471
Jones Deslauriers Insurance Management
8.500%, 03/15/2030 (A)	500	515
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	2,895	2,885
LD Holdings Group LLC
8.750%, 11/01/2027 (A)	2,435	2,194
6.125%, 04/01/2028 (A)	1,580	1,271
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,292
6.003%, TSFR3M + 2.250%, 01/15/2033 (A)(F)	500	531
5.903%, TSFR3M + 2.150%, 01/15/2031 (A)(F)	525	535
5.625%, 01/15/2030 (A)	2,198	2,157
Nassau of New York
7.875%, 07/15/2030 (A)	390	369
Navient
11.500%, 03/15/2031	1,212	1,309
9.375%, 07/25/2030	400	421

SEI Institutional Investments Trust	229

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.375%, 10/15/2031	$1,272	$1,305
7.875%, 06/15/2032	710	689
5.500%, 03/15/2029	185	181
Navient MTN
5.625%, 08/01/2033	2,150	1,861
OneMain Finance
7.500%, 05/15/2031	3,447	3,540
7.125%, 11/15/2031	545	553
7.125%, 09/15/2032	1,511	1,532
6.750%, 03/15/2032	2,215	2,219
6.750%, 09/15/2033	305	300
6.625%, 01/15/2028	735	742
6.500%, 03/15/2033	2,243	2,194
6.125%, 05/15/2030	110	110
5.375%, 11/15/2029	1,800	1,774
4.000%, 09/15/2030	1,013	935
3.500%, 01/15/2027	3,171	3,153
Osaic Holdings
6.750%, 08/01/2032 (A)	640	644
Oxford Finance LLC
7.750%, 05/15/2031 (A)	410	410
PennyMac Financial Services
7.125%, 11/15/2030 (A)	23	23
6.875%, 05/15/2032 (A)	1,444	1,390
6.750%, 02/15/2034 (A)	1,508	1,397
5.750%, 09/15/2031 (A)	5,844	5,462
4.250%, 02/15/2029 (A)	1,830	1,744
PRA Group
8.875%, 01/31/2030 (A)	2,534	2,630
5.000%, 10/01/2029 (A)	504	484
PROG Holdings
6.000%, 11/15/2029 (A)	1,700	1,672
Rfna
7.875%, 02/15/2030 (A)	2,106	2,133
Rithm Capital
8.500%, 06/01/2031 (A)	2,029	2,050
8.000%, 04/01/2029 (A)	1,576	1,598
Rocket
7.125%, 02/01/2032 (A)	1,699	1,755
6.500%, 08/01/2029 (A)	60	61
6.500%, 06/15/2034 (A)	85	86
6.375%, 08/01/2033 (A)	5,101	5,166
6.125%, 08/01/2030 (A)	446	452
6.125%, 08/01/2031 (A)	85	86
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,465
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	2,324	2,299
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	1,404	1,387
SLM
6.500%, 01/31/2030	67	68
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.495%, SOFRINDX + 2.710%, 05/15/2032 (F)	$1,506	$1,511
Starwood Property Trust
5.250%, 10/15/2028 (A)	286	284
Stonebriar ABF Issuer LLC
7.000%, 08/15/2031 (A)	547	533
Stonex Escrow Issuer LLC
6.875%, 07/15/2032 (A)	1,571	1,597
Synchrony Financial
7.250%, 02/02/2033	2,168	2,245
United Wholesale Mortgage LLC
5.500%, 04/15/2029 (A)	1,906	1,797
USI
7.500%, 01/15/2032 (A)	2,324	2,423
UWM Holdings LLC
6.250%, 03/15/2031 (A)	690	616
Velocity Commercial Capital LLC
9.375%, 02/15/2031 (A)	100	104
VFH Parent LLC
7.500%, 06/15/2031 (A)	2,234	2,312
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,501
		188,038
Health Care — 7.5%
1261229 BC
10.000%, 04/15/2032 (A)	11,723	12,203
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,824
Accendra Health
9.750%, 06/15/2033 (A)	688	313
9.000%, 06/15/2032 (A)	584	495
AHP Health Partners
5.750%, 07/15/2029 (A)	415	415
Akumin
9.750%, 08/31/2031 (A)	8,820	8,401
AMN Healthcare
6.500%, 01/15/2031 (A)	1,169	1,182
AthenaHealth Group
7.500%, 02/15/2032 (A)	1,419	1,462
6.500%, 02/15/2030 (A)	3,515	3,435
Avantor Funding
4.625%, 07/15/2028 (A)	1,269	1,258
Bausch + Lomb
8.375%, 10/01/2028 (A)	320	328
Bausch Health
14.000%, 10/15/2030 (A)	3,272	3,157
11.000%, 09/30/2028 (A)	838	885
6.250%, 02/15/2029 (A)	139	115
5.250%, 01/30/2030 (A)	487	346
5.250%, 02/15/2031 (A)	347	222
5.000%, 01/30/2028 (A)	625	577
5.000%, 02/15/2029 (A)	476	375

230	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2028 (A)	$2,118	$2,020
Bausch Health Americas
8.500%, 01/31/2027 (A)	2,430	2,427
Centene
4.625%, 12/15/2029	951	927
3.375%, 02/15/2030	1,708	1,586
3.000%, 10/15/2030	2,600	2,345
2.500%, 03/01/2031	410	358
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,660	1,562
3.750%, 03/15/2029 (A)	1,046	1,009
Charlotte Buyer
8.000%, 06/30/2031 (A)	103	105
CHS
10.875%, 01/15/2032 (A)	940	997
9.750%, 01/15/2034 (A)	2,129	2,172
6.875%, 04/15/2029 (A)	1,823	1,749
6.125%, 04/01/2030 (A)	1,029	880
6.000%, 01/15/2029 (A)	252	249
5.250%, 05/15/2030 (A)	6,174	5,764
4.750%, 02/15/2031 (A)	577	526
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	1,965	2,029
DaVita
6.875%, 09/01/2032 (A)	405	415
4.625%, 06/01/2030 (A)	2,237	2,162
3.750%, 02/15/2031 (A)	1,251	1,155
Embecta
6.750%, 02/15/2030 (A)	3,260	2,698
5.000%, 02/15/2030 (A)	1,750	1,436
Endo Finance Holdings
8.500%, 04/15/2031 (A)	117	123
Fortrea Holdings
7.500%, 07/01/2030 (A)	3,141	3,201
Gainwell Acquisition
9.000%, 09/01/2031 (A)	1,784	1,858
GENMAB
7.250%, 12/15/2033 (A)	854	890
6.250%, 12/15/2032 (A)	3,051	3,096
Global Medical Response
7.375%, 10/01/2032 (A)	5,347	5,542
Grifols
4.750%, 10/15/2028 (A)	3,119	3,074
HCA
5.250%, 06/15/2049	1,879	1,614
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (F)	1,835	1,819
IQVIA
6.250%, 06/01/2032 (A)	2,873	2,925
5.000%, 10/15/2026 (A)	1,440	1,440
5.000%, 05/15/2027 (A)	200	200
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LifePoint Health
9.875%, 08/15/2030 (A)	$350	$368
8.375%, 02/15/2032 (A)	2,126	2,152
7.000%, 05/01/2034 (A)	1,906	1,792
5.375%, 01/15/2029 (A)	1,405	1,362
Medline Borrower LP
6.250%, 04/01/2029 (A)	485	493
5.250%, 10/01/2029 (A)	6,317	6,280
3.875%, 04/01/2029 (A)	4,080	3,951
Molina Healthcare
6.250%, 01/15/2033 (A)	1,470	1,462
4.375%, 06/15/2028 (A)	2,665	2,622
3.875%, 11/15/2030 (A)	1,145	1,063
Option Care Health
4.375%, 10/31/2029 (A)	3,086	2,989
Organon
6.750%, 05/15/2034 (A)	200	210
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	730
4.125%, 04/30/2028 (A)	520	515
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,635	1,604
Prestige Brands
6.250%, 07/15/2034 (A)	990	994
3.750%, 04/01/2031 (A)	734	678
Prime Healthcare Services
9.375%, 09/01/2029 (A)	570	591
Radiology Partners
9.781%, 02/15/2030 (A)	5,181	5,082
8.500%, 07/15/2032 (A)	8,029	8,214
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	4,194	4,178
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	2,121	2,207
Surgery Center Holdings
7.250%, 04/15/2032 (A)	1,535	1,544
Team Health Holdings
8.375%, 06/30/2028 (A)	3,755	3,755
TEAM Services Holding
9.000%, 02/15/2033 (A)	426	444
Tenet Healthcare
6.750%, 05/15/2031	2,136	2,181
6.125%, 06/15/2030	2,008	2,022
5.500%, 11/15/2032 (A)	1,575	1,554
5.125%, 11/01/2027	1,315	1,315
4.375%, 01/15/2030	1,475	1,428
		161,126
Industrials — 8.4%
ACCO Brands
4.250%, 03/15/2029 (A)	2,326	2,190
ADT Security
4.875%, 07/15/2032 (A)	189	178

SEI Institutional Investments Trust	231

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 08/01/2029 (A)	$657	$633
AECOM
6.000%, 08/01/2033 (A)	1,720	1,714
Alaska Airlines
6.500%, 06/01/2031 (A)	269	268
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,524	1,576
Allegiant Travel
7.125%, 07/01/2031 (A)	1,824	1,841
Allied Universal Holdco LLC
7.875%, 02/15/2031 (A)	3,698	3,846
4.625%, 06/01/2028 (A)	684	674
Alta Equipment Group
9.000%, 06/01/2029 (A)	1,008	978
American Airlines
5.750%, 04/20/2029 (A)	916	915
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	2,990	2,947
3.875%, 11/15/2029 (A)	240	228
Amsted Industries
6.375%, 03/15/2033 (A)	1,556	1,575
4.625%, 05/15/2030 (A)	809	784
APi Group DE
4.750%, 10/15/2029 (A)	244	239
4.125%, 07/15/2029 (A)	403	389
ATI
7.250%, 08/15/2030	261	271
5.125%, 10/01/2031	236	232
4.875%, 10/01/2029	272	269
ATP Tower Holdings
7.875%, 02/03/2030 (A)	380	389
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	422	430
8.250%, 01/15/2030 (A)	2,017	2,072
8.000%, 02/15/2031 (A)	110	112
5.750%, 07/15/2027 (A)	308	308
5.375%, 03/01/2029 (A)	667	655
4.750%, 04/01/2028 (A)	340	336
Axon Enterprise
6.250%, 03/15/2033 (A)	2,684	2,731
Bombardier
8.750%, 11/15/2030 (A)	227	239
7.250%, 07/01/2031 (A)	325	340
7.000%, 06/01/2032 (A)	1,655	1,710
6.750%, 06/15/2033 (A)	149	154
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/2032 (A)	326	335
Builders FirstSource
6.750%, 05/15/2035 (A)	151	151
6.375%, 06/15/2032 (A)	495	497
6.375%, 03/01/2034 (A)	2,401	2,377
5.000%, 03/01/2030 (A)	20	20
4.250%, 02/01/2032 (A)	1,671	1,536
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BWX Technologies
4.125%, 06/30/2028 (A)	$2,076	$2,042
4.125%, 04/15/2029 (A)	2,957	2,864
Cimpress
7.375%, 09/15/2032 (A)	1,344	1,359
Clean Harbors
5.750%, 10/15/2033 (A)	881	881
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	525	445
Core & Main
6.000%, 07/01/2034 (A)	156	156
CoreCivic
8.250%, 04/15/2029	524	544
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,702	1,124
9.750%, 07/15/2030 (A)	1,586	1,394
Danaos
6.875%, 10/15/2032 (A)	1,403	1,435
Dcli Bidco LLC
7.750%, 11/15/2029 (A)	390	403
Deluxe
8.125%, 09/15/2029 (A)	1,380	1,434
8.000%, 06/01/2029 (A)	3,160	3,192
Dexko Global
7.500%, 04/15/2032 (A)	837	699
EMRLD Borrower
6.750%, 07/15/2031 (A)	180	185
6.625%, 12/15/2030 (A)	6,735	6,869
EquipmentShare.com
9.000%, 05/15/2028 (A)	790	807
8.625%, 05/15/2032 (A)	341	354
8.000%, 03/15/2033 (A)	178	183
7.125%, 07/01/2034 (A)	174	171
Esab
6.250%, 04/15/2029 (A)	100	101
First Student Bidco
4.000%, 07/31/2029 (A)	1,250	1,222
FTAI Aviation Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,508
Garda World Security
8.375%, 11/15/2032 (A)	178	182
8.250%, 08/01/2032 (A)	389	398
6.500%, 01/15/2031 (A)	217	220
6.000%, 06/01/2029 (A)	545	538
Gates
6.875%, 07/01/2029 (A)	1,236	1,261
GEO Group
10.250%, 04/15/2031	71	76
8.625%, 04/15/2029	473	492
GFL Environmental
6.750%, 01/15/2031 (A)	1,061	1,078
4.750%, 06/15/2029 (A)	413	403
4.375%, 08/15/2029 (A)	1,241	1,199

232	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 08/01/2028 (A)	$772	$756
3.500%, 09/01/2028 (A)	2,860	2,786
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	1,331	1,247
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	404	424
6.375%, 07/15/2034 (A)	209	210
5.625%, 06/01/2029 (A)	579	579
Griffon
6.250%, 10/01/2034 (A)	1,241	1,245
5.750%, 03/01/2028	793	794
Herc Holdings
7.250%, 06/15/2033 (A)	4,213	4,357
7.000%, 06/15/2030 (A)	188	195
6.625%, 06/15/2029 (A)	374	381
Hertz
12.625%, 07/15/2029 (A)	633	426
5.000%, 12/01/2029 (A)	1,207	397
4.625%, 12/01/2026 (A)	241	233
Hertz (Escrow Security)
7.125%, 08/01/2049 (A)(B)(C)	715	–
6.000%, 01/15/2028 (A)(B)(C)	420	–
5.500%, 12/31/2049 (A)(B)(C)	1,573	–
HNI
5.125%, 01/18/2029 (A)	242	240
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	302	144
JB Poindexter
8.750%, 12/15/2031 (A)	450	464
JELD-WEN
7.000%, 09/01/2032 (A)	288	196
4.875%, 12/15/2027 (A)	903	802
JetBlue Airways
9.875%, 09/20/2031 (A)	5,068	4,352
Labels Buyer LLC
12.000%, 12/31/2033	243	257
LBM Acquisition LLC
9.500%, 06/15/2031 (A)	3,721	3,060
6.250%, 01/15/2029 (A)	2,909	1,837
Lsf12 Helix Parent LLC
7.125%, 02/01/2033 (A)	162	162
Madison IAQ LLC
5.875%, 06/30/2029 (A)	1,232	1,229
4.125%, 06/30/2028 (A)	3,617	3,563
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	618	613
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	731	689
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	10,706	–
Park-Ohio Industries
8.500%, 08/01/2030 (A)	985	1,039
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pitney Bowes
7.250%, 03/15/2029 (A)	$1,307	$1,318
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	270	210
PODS LLC
8.750%, 05/15/2031 (A)	1,453	1,366
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (A)	599	588
Quikrete Holdings
6.750%, 03/01/2033 (A)	245	249
6.375%, 03/01/2032 (A)	6,342	6,421
QXO Building Products
6.875%, 07/15/2034 (A)	2,319	2,347
6.750%, 04/30/2032 (A)	4,009	4,100
6.500%, 07/15/2031 (A)	2,248	2,273
Rand Parent LLC
8.500%, 02/15/2030 (A)	142	146
Resideo Funding II LLC
6.500%, 07/15/2032 (A)	2,769	2,741
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	740	771
RXO
6.375%, 05/15/2031 (A)	914	916
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,939
Sensata Technologies BV
5.875%, 09/01/2030 (A)	750	755
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,707
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	678	648
Star Leasing LLC
7.625%, 02/15/2030 (A)	440	436
Stena International
7.625%, 02/15/2031 (A)	80	83
Stonepeak Nile Parent LLC
7.250%, 03/15/2032 (A)	220	226
Synergy Infrastructure Holdings LLC
7.875%, 12/01/2030 (A)	1,285	1,350
Terex
6.250%, 10/15/2032 (A)	521	526
5.000%, 05/15/2029 (A)	646	640
TransDigm
7.125%, 12/01/2031 (A)	4,245	4,387
6.750%, 08/15/2028 (A)	530	533
6.625%, 03/01/2032 (A)	6,315	6,449
6.375%, 03/01/2029 (A)	2,853	2,895
6.250%, 01/31/2034 (A)	1,211	1,225
TriNet Group
7.125%, 08/15/2031 (A)	532	543
3.500%, 03/01/2029 (A)	350	333
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	360	376

SEI Institutional Investments Trust	233

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tutor Perini
6.625%, 07/15/2033 (A)	$291	$293
United Airlines
4.625%, 04/15/2029 (A)	1,530	1,506
United Airlines Holdings
5.375%, 03/01/2031	985	976
United Rentals North America
6.125%, 03/15/2034 (A)	4,345	4,416
5.375%, 11/15/2033 (A)	163	159
5.250%, 01/15/2030	700	697
4.875%, 01/15/2028	904	900
4.000%, 07/15/2030	1,610	1,533
Veritiv Operating
10.500%, 11/30/2030 (A)	500	522
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	262	268
6.375%, 02/01/2030 (A)	2,261	2,184
Wabash National
4.500%, 10/15/2028 (A)	1,118	1,054
Waste Pro USA
7.000%, 02/01/2033 (A)	2,010	2,052
WESCO Distribution
6.625%, 03/15/2032 (A)	349	357
6.375%, 03/15/2029 (A)	655	665
6.375%, 03/15/2033 (A)	4,271	4,337
5.500%, 04/15/2034 (A)	1,650	1,605
5.250%, 04/15/2031 (A)	486	478
WestJet An Alberta Partnership
8.000%, 02/14/2031 (A)	393	378
Wilsonart LLC
11.000%, 08/15/2032 (A)	2,634	1,986
Wrangler Holdco
6.625%, 04/01/2032 (A)	1,019	1,028
XPO
7.125%, 02/01/2032 (A)	290	300
		181,226
Information Technology — 5.1%
ADI Global Distribution Funding LLC
7.125%, 07/15/2034 (A)	1,137	1,175
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	581	580
Amkor Technology
5.875%, 10/01/2033 (A)	1,454	1,429
APLD ComputeCo 2 LLC
6.750%, 03/15/2031 (A)	2,559	2,458
APLD ComputeCo 3 LLC
7.000%, 06/15/2031 (A)	6,786	6,534
APLD ComputeCo LLC
9.250%, 12/15/2030 (A)	2,144	2,261
Castle US Holding
10.000%, 06/30/2031 (A)	1,790	358
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Central Parent LLC
8.000%, 06/15/2029 (A)	$1,712	$916
Ciena
4.000%, 01/31/2030 (A)	1,367	1,298
Cipher Compute LLC
7.125%, 11/15/2030 (A)	3,149	3,188
Cloud Software Group
9.000%, 09/30/2029 (A)	3,160	3,168
8.250%, 06/30/2032 (A)	7,076	6,928
6.625%, 08/15/2033 (A)	70	63
6.500%, 03/31/2029 (A)	1,123	1,118
Coherent
5.000%, 12/15/2029 (A)	3,547	3,500
Core Scientific Finance I LLC
7.750%, 05/15/2031 (A)	3,843	3,729
CoreWeave
9.625%, 07/15/2032 (A)	474	418
9.250%, 06/01/2030 (A)	5,776	5,364
9.000%, 02/01/2031 (A)	2,110	1,893
CPI CG
10.000%, 07/15/2029 (A)	1,517	1,593
Diebold Nixdorf
7.750%, 03/31/2030 (A)	341	356
Edged Compute LLC
7.500%, 04/30/2031 (A)	1,725	1,636
Elastic
4.125%, 07/15/2029 (A)	1,954	1,881
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,803
Entegris
5.950%, 06/15/2030 (A)	790	797
4.750%, 04/15/2029 (A)	2,375	2,339
4.375%, 04/15/2028 (A)	204	201
3.625%, 05/01/2029 (A)	1,371	1,316
Everforth
4.625%, 05/15/2028 (A)	366	356
Fair Isaac
6.000%, 05/15/2033 (A)	215	212
4.000%, 06/15/2028 (A)	1,745	1,704
Flash Compute LLC
7.250%, 12/31/2030 (A)	1,770	1,779
Gen Digital
6.250%, 04/01/2033 (A)	874	874
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	1,739	1,649
Ingram Micro
4.750%, 05/15/2029 (A)	620	607
ION Platform Finance US
9.000%, 08/01/2029 (A)	713	652
8.750%, 05/01/2029 (A)	660	602
7.875%, 09/30/2032 (A)	1,279	1,010
5.000%, 05/01/2028 (A)	645	604

234	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kioxia Holdings
6.625%, 07/24/2033 (A)	$2,150	$2,221
6.250%, 07/24/2030 (A)	608	622
McAfee
7.375%, 02/15/2030 (A)	1,464	1,324
Newfold Digital Holdings Group
11.750%, 04/30/2029 (A)	585	506
ON Semiconductor
3.875%, 09/01/2028 (A)	2,615	2,552
Open Text
3.875%, 12/01/2029 (A)	193	181
Open Text Holdings
4.125%, 02/15/2030 (A)	2,242	2,093
Paramount Global
7.875%, 07/30/2030	194	204
Qnity Electronics
6.250%, 08/15/2033 (A)	3,401	3,424
5.750%, 08/15/2032 (A)	1,649	1,638
RingCentral
8.500%, 08/15/2030 (A)	483	499
SS&C Technologies
6.500%, 06/01/2032 (A)	3,688	3,736
5.500%, 09/30/2027 (A)	1,774	1,775
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,136
TTM Technologies
4.000%, 03/01/2029 (A)	74	71
Twilio
3.625%, 03/15/2029	1,467	1,413
UKG
6.875%, 02/01/2031 (A)	3,614	3,565
Unisys
10.625%, 01/15/2031 (A)	770	736
Viasat
7.500%, 05/30/2031 (A)	3,058	3,070
ViaSat
6.500%, 07/15/2028 (A)	297	296
Virtusa
7.125%, 12/15/2028 (A)	2,339	2,089
WULF Compute LLC
7.750%, 10/15/2030 (A)	4,019	4,176
Xerox
10.250%, 10/15/2030 (A)	160	140
Xerox Holdings
8.875%, 11/30/2029 (A)	306	119
Zebra Technologies
6.500%, 06/01/2032 (A)	1,863	1,898
ZoomInfo Technologies LLC
3.875%, 02/01/2029 (A)	180	160
		108,993
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 6.4%
Alumina Pty
6.375%, 09/15/2032 (A)	$200	$203
6.125%, 03/15/2030 (A)	200	202
ARC Falcon I
9.750%, 03/01/2033 (A)	1,555	1,559
Ardagh Group
11.000% Cash/PIK, 12/01/2030 (A)	1,721	1,648
9.500%, 12/01/2030 (A)	510	533
Ardagh Metal Packaging Finance USA LLC
6.250%, 01/30/2031 (A)	313	315
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)(B)	4,297	11
Avient
6.250%, 11/01/2031 (A)	1,502	1,523
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,835	1,897
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	698
3.375%, 02/15/2029 (A)	520	499
Baffinland Iron Mines
8.750%, 07/15/2026 (A)(B)(C)	5,535	2,934
Ball
3.125%, 09/15/2031	1,695	1,524
2.875%, 08/15/2030	3,555	3,240
Bond US Bidco 1
7.125%, 06/15/2033 (A)	200	203
Cascades
6.750%, 07/15/2030 (A)	1,799	1,851
Celanese US Holdings LLC
7.375%, 02/15/2034	794	822
7.000%, 02/15/2031	163	168
6.750%, 04/15/2033	2,185	2,224
Chemours
8.000%, 01/15/2033 (A)	2,974	2,936
7.875%, 03/15/2034 (A)	222	217
5.750%, 11/15/2028 (A)	909	903
4.625%, 11/15/2029 (A)	30	28
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	741	756
7.500%, 09/15/2031 (A)	213	219
7.375%, 05/01/2033 (A)	2,773	2,829
7.000%, 03/15/2032 (A)	2,645	2,668
6.875%, 11/01/2029 (A)	353	358
6.750%, 04/15/2030 (A)	431	434
4.875%, 03/01/2031 (A)	530	491
4.625%, 03/01/2029 (A)	385	374
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	3,831	3,784
6.875%, 01/15/2030 (A)	680	681
6.750%, 04/15/2032 (A)	750	732
6.625%, 04/15/2029 (A)	300	301

SEI Institutional Investments Trust	235

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commercial Metals
5.750%, 11/15/2033 (A)	$259	$255
Compass Minerals International
8.000%, 07/01/2030 (A)	1,432	1,497
Constellium
3.750%, 04/15/2029 (A)	1,803	1,733
Cornerstone Chemical Co LLC
10.000%, 05/07/2029 (A)(D)	7,773	7,773
Domtar
6.750%, 10/01/2028 (A)	2,350	1,936
Element Solutions
3.875%, 09/01/2028 (A)	647	632
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,890	1,966
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	1,195	1,208
4.500%, 09/15/2027 (A)	991	984
4.375%, 04/01/2031 (A)	355	335
Freeport-McMoRan
5.400%, 11/14/2034	1,281	1,275
Goat Holdco LLC
6.750%, 02/01/2032 (A)	1,462	1,491
INEOS Finance
7.500%, 04/15/2029 (A)	2,827	2,811
6.750%, 05/15/2028 (A)	200	200
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	215
Innophos Holdings
11.500%, 06/15/2029 (A)	5,328	5,050
JH North America Holdings
6.125%, 07/31/2032 (A)	1,150	1,160
Magnera
7.250%, 11/15/2031 (A)	1,705	1,677
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	896	894
7.875%, 04/15/2030 (A)	1,540	1,571
Mercer International
12.875%, 10/01/2028 (A)	944	340
Methanex
5.250%, 12/15/2029	1,605	1,597
Methanex US Operations
6.250%, 03/15/2032 (A)	880	891
Mineral Resources
7.000%, 04/01/2031 (A)	3,872	3,993
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,365	2,441
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(C)(D)	2,609	1,140
Multi-Color
8.500%, 05/11/2033 (A)	391	342
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	3,290	–
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NOVA Chemicals
8.500%, 11/15/2028 (A)	$776	$798
5.250%, 06/01/2027 (A)	921	920
4.250%, 05/15/2029 (A)	463	451
Novelis
6.875%, 01/30/2030 (A)	61	63
6.375%, 08/15/2033 (A)	1,296	1,299
4.750%, 01/30/2030 (A)	1,883	1,819
Nufarm Australia
5.000%, 01/27/2030 (A)	413	388
Olympus Water US Holding
7.250%, 06/15/2031 (A)	2,005	2,038
PLS Group
6.875%, 05/01/2031 (A)	1,676	1,712
Rain Carbon
12.250%, 09/01/2029 (A)	4,045	4,299
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	1,557	1,573
SCIH Salt Holdings
8.000%, 08/15/2032 (A)	301	304
6.625%, 08/15/2031 (A)	5,987	6,048
Scotts Miracle-Gro
5.250%, 12/15/2026	121	121
4.500%, 10/15/2029	822	808
4.375%, 02/01/2032	621	577
4.000%, 04/01/2031	598	557
Sealed Air
6.875%, 07/15/2033 (A)	380	372
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	2,991	3,135
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	513	504
Standard Building Solutions
6.500%, 08/15/2032 (A)	6,052	6,084
6.250%, 08/01/2033 (A)	1,261	1,252
5.875%, 03/15/2034 (A)	371	359
Standard Industries
4.750%, 01/15/2028 (A)	2,268	2,260
4.375%, 07/15/2030 (A)	2,356	2,240
3.375%, 01/15/2031 (A)	178	160
Star Holding LLC
8.750%, 08/01/2031 (A)	360	373
Stonepeak Motion Holdco
6.125%, 07/15/2033 (A)	1,927	1,916
SunCoke Energy
4.875%, 06/30/2029 (A)	1,409	1,362
Trident TPI Holdings
12.750%, 12/31/2028 (A)	285	285
TriMas
4.125%, 04/15/2029 (A)	581	559
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)(B)	1,069	–

236	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tronox
9.125%, 09/30/2030 (A)	$50	$50
4.625%, 03/15/2029 (A)	3,832	2,568
WR Grace Holdings LLC
7.375%, 03/01/2031 (A)	800	801
7.000%, 08/01/2033 (A)	125	121
6.625%, 08/15/2032 (A)	1,306	1,258
5.625%, 08/15/2029 (A)	4,214	4,009
		138,615
Real Estate — 5.0%
Anywhere Real Estate Group LLC
9.750%, 04/15/2030 (A)	286	306
5.250%, 04/15/2030 (A)	2,655	2,571
Arbor Realty SR
8.500%, 12/15/2028 (A)	768	763
7.875%, 07/15/2030 (A)	1,445	1,359
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	4,828	5,003
Brandywine Operating Partnership
8.875%, 04/12/2029	171	180
6.125%, 01/15/2031	1,377	1,337
Brookfield Property
4.500%, 04/01/2027 (A)	2,676	2,645
CoreLogic
12.000%, 02/01/2032 (A)	1,888	1,806
9.000%, 08/01/2031 (A)	1,496	1,486
Cosmos LLC
8.875%, 05/01/2031 (A)	490	482
Diversified Healthcare Trust
4.750%, 02/15/2028	2,290	2,239
4.375%, 03/01/2031	2,880	2,631
EF Holdco
7.375%, 09/30/2030 (A)	1,565	1,558
ELK Grove Village Property LLC
7.500%, 06/15/2031 (A)	3,447	3,319
Five Point Operating
8.000%, 10/01/2030 (A)	370	380
Galaxy Helios Data Centers II LLC
9.875%, 08/01/2031 (A)	1,427	1,413
Howard Hughes
5.875%, 03/01/2032 (A)	241	237
4.375%, 02/01/2031 (A)	766	723
Hudson Pacific Properties LP
4.650%, 04/01/2029	1,259	1,193
Iron Mountain
6.250%, 01/15/2033 (A)	2,483	2,503
6.250%, 01/15/2035 (A)	961	950
5.250%, 03/15/2028 (A)	281	280
5.250%, 07/15/2030 (A)	4,854	4,763
5.000%, 07/15/2028 (A)	495	491
4.875%, 09/15/2027 (A)	560	559
4.875%, 09/15/2029 (A)	3,476	3,400
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2031 (A)	$153	$146
Lamar Media
3.750%, 02/15/2028	3,463	3,395
Meridian Arc Holdco LLC
6.250%, 04/30/2031 (A)	9,298	8,840
MPT Operating Partnership
8.500%, 02/15/2032 (A)	935	948
4.625%, 08/01/2029	2,816	2,151
3.500%, 03/15/2031	2,288	1,419
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	602	624
6.000%, 06/15/2034 (A)	117	116
4.625%, 03/15/2030 (A)	105	102
Park Intermediate Holdings LLC
7.000%, 02/01/2030 (A)	775	793
4.875%, 05/15/2029 (A)	1,905	1,869
Pebblebrook Hotel
6.375%, 10/15/2029 (A)	70	71
PR RNO Property Owner 1 LLC
6.500%, 05/01/2031 (A)	4,073	3,776
QTS Central Issuer LLC
6.625%, 09/01/2031 (A)	861	849
RHP Hotel Properties
7.250%, 07/15/2028 (A)	188	191
6.500%, 04/01/2032 (A)	986	1,004
6.500%, 06/15/2033 (A)	65	66
6.250%, 02/15/2035 (A)	89	90
5.750%, 03/15/2034 (A)	127	125
4.500%, 02/15/2029 (A)	983	968
Rithm Capital
8.000%, 07/15/2030 (A)	7,802	7,843
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	1,718	1,645
Service Properties Trust
8.875%, 06/15/2032	400	413
Starwood Property Trust
7.250%, 04/01/2029 (A)	4,170	4,297
6.500%, 07/01/2030 (A)	1,240	1,262
6.500%, 10/15/2030 (A)	2,020	2,056
SV RNO Property Owner 1 LLC
5.875%, 03/01/2031 (A)	4,533	4,161
Uniti Group
8.625%, 06/15/2032 (A)	1,052	1,081
6.500%, 02/15/2029 (A)	3,926	3,877
6.000%, 01/15/2030 (A)	2,737	2,634
XHR
4.875%, 06/01/2029 (A)	535	526
Yondr JK 1 LLC
6.875%, 06/30/2031 (A)	1,612	1,510
Zenith Arc LLC
8.875%, 08/31/2031 (A)	3,656	3,528
		106,953

SEI Institutional Investments Trust	237

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.9%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	$3,344	$3,370
6.250%, 01/15/2034 (A)	2,477	2,427
AmeriGas Partners
9.500%, 06/01/2030 (A)	186	198
9.375%, 06/01/2028 (A)	351	358
6.875%, 06/01/2031 (A)	809	809
California Buyer
6.375%, 02/15/2032 (A)	100	99
Clearway Energy Operating LLC
5.750%, 01/15/2034 (A)	1,345	1,300
3.750%, 02/15/2031 (A)	2,271	2,094
Constellation Energy Generation LLC
4.625%, 02/01/2029	2,155	2,132
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)(C)	1,760	1,818
NRG Energy
7.000%, 03/15/2033 (A)	429	455
6.250%, 11/01/2034 (A)	12,250	12,215
6.125%, 05/15/2036 (A)	71	70
6.000%, 02/01/2033 (A)	285	284
6.000%, 01/15/2036 (A)	2,570	2,499
5.875%, 05/15/2034 (A)	291	284
5.750%, 07/15/2029 (A)	100	100
5.750%, 01/15/2034 (A)	488	475
5.250%, 06/15/2029 (A)	772	766
3.875%, 02/15/2032 (A)	56	51
3.625%, 02/15/2031 (A)	3,299	3,037
3.375%, 02/15/2029 (A)	638	608
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,792
PG&E
5.250%, 07/01/2030	754	733
5.000%, 07/01/2028	20	20
Suburban Propane Partners
6.500%, 12/15/2035 (A)	634	613
5.000%, 06/01/2031 (A)	1,813	1,716
Superior Plus
4.500%, 03/15/2029 (A)	2,107	2,044
Talen Energy Supply LLC
6.375%, 05/01/2033 (A)	2,582	2,550
6.250%, 02/01/2034 (A)	954	937
6.125%, 05/01/2031 (A)	514	513
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,960
Vistra Operations LLC
7.750%, 10/15/2031 (A)	625	651
6.875%, 04/15/2032 (A)	3,131	3,231
5.000%, 07/31/2027 (A)	2,496	2,494
4.375%, 05/01/2029 (A)	589	576
VoltaGrid LLC
7.375%, 11/01/2030 (A)	3,471	3,493
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	$2,339	$2,506
		62,278

Total Corporate Obligations
(Cost $1,759,930) ($ Thousands)		1,692,293

ASSET-BACKED SECURITIES — 7.6%

Other Asset-Backed Securities — 7.6%

Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	4,378	153
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2035 (A)(D)(E)(F)	6,380	574
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	10,431	209
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	8,633	125
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	6,147	492
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,480	2,010
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.819%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	372
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 04/15/2038 (A)(D)(E)(F)	24,398	4,880
Battalion CLO XX, Ser 2025-20A, Cl ER
10.003%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,509
Battalion CLO XXXII, Ser 2026-32A, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	4,294	3,994
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB
0.000%, 04/15/2039 (A)(D)(E)(F)	8,900	7,921
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,640	82
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(D)(H)	6,657	2,863
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)(F)	2,823	1,214
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(H)	5,394	3,264
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	6,924	5,522
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	11,800	4,012

238	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	$9,035	$405
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (D)(E)	9,000	144
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	12,240	4,957
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(D)(E)(F)	6,243	4,245
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	17,880	4,470
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	8,034	4,820
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,486	2,826
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (D)(E)	7,697	3,256
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)(F)	9,113	6,652
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(D)(E)(F)	7,100	5,928
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(D)(E)(F)	21,812	1,047
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	6,015	1,278
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	2,151	1,409
LCM Ltd
0.000%, 01/20/2032 (D)(E)	1,998	282
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	3,245	2,028
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 04/17/2040 (A)(D)(E)(F)	14,456	2,891
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (D)(E)	3,394	1,106
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (D)(E)	5,795	2,030
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	3,297	2,533
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	9,028	925
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.371%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	$3,450	$3,277
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	5,681	1,420
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	2,334	1,436
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (D)(E)	12,027	6,278
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (D)(E)(F)	13,119	6,002
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(D)(E)(F)	18,647	4,848
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	9,389	1,596
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,217	3,226
TCW CLO, Ser 2024-1A, Cl ER3
11.280%, TSFR3M + 7.470%,
10/25/2035 (A)(F)	1,731	1,624
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(E) (I)	8,523	1,619
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	15,819	316
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	5,750	57
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	8,134	4,982
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	9,667	7,202
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	8,521	6,923
Voya CLO, Ser 2026-2A, Cl SUB
0.000%, 07/15/2039 (A)(D)(E)(F)	12,119	11,422
Wind River CLO
0.000%, 07/20/2033 (D)(E)	19,320	4,927
Wind River CLO, Ser 2025-3A, Cl ER
9.979%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,252

Total Asset-Backed Securities
(Cost $90,461) ($ Thousands)		162,835

LOAN PARTICIPATIONS — 5.5%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.936%, CME Term SOFR + 6.250%, 10/08/2030 (F)	1,012	1,006

SEI Institutional Investments Trust	239

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.979%, CME Term SOFR + 2.250%, 04/20/2028 (F)	$786	$786
ACProducts Holdings, Inc., Initial First-Out Term Loan, 1st Lien
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (F)	105	107
ACProducts Holdings, Inc., Initial Second-Out Term Loan, 1st Lien
9.232%, CME Term SOFR + 5.500%, 11/14/2031 (F)	1,385	1,171
Adient US LLC, Term B-2 Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 01/31/2031 (F)	323	323
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 02/01/2031 (F)	641	640
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 08/20/2032 (F)	97	98
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan
4.286%, 12/15/2033 (D)	1,304	—
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.073%, CME Term SOFR + 4.250%, 09/19/2030 (F)	231	229
Asurion, LLC, New Term B-14 Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.750%, 02/23/2033 (F)	34	33
athenahealth Group Inc., Fourth Amendment Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 02/16/2032 (F)	168	168
Avaya Inc., Initial Term Loan, 1st Lien
11.186%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)	4,317	3,796
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 11/25/2031 (F)	377	374
Bond German BidCo 2 GmbH, Initial Term B-1 Loan, 1st Lien
7.244%, CME Term SOFR + 3.500%, 06/29/2033 (F)	1,127	1,134
Brooks Automation 11/21 TLB, Initial Term Loan 1st Lien
6.858%, 11/24/2026	292	293
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju'S Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 8.000%, 10/16/2028 (B)(F)	$2,985	$149
Byju'S Alpha, Inc., New Money Term Loan
25.000%, 04/11/2033 (D)	94	62
Byju'S Alpha, Inc., Second-Out Roll-Over Term Loan
11.686%, 03/31/2033	211	—
Byju'S Alpha, Inc., Third-Out Roll-Over Term Loan
11.644%, 03/31/2033	927	—
Calcasieu Pass Funding, LLC, Initial Term Loan, 1st Lien
6.954%, CME Term SOFR + 3.250%, 04/11/2033 (F)	5,911	5,947
Carestream Health Inc, Term Loan
8.264%, 10/04/2031	2,319	2,058
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.334%, CME Term SOFR + 4.250%, 05/31/2030 (F)	2,795	1,364
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan, 1st Lien
8.526%, CME Term SOFR + 4.500%, 05/31/2030 (F)	2,082	1,007
Castrol 6/26 (USD) Cov-Lite TL, 1st Lien
0.000%, 06/30/2031 (E)(J)	454	456
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.752%, CME Term SOFR + 6.000%, 04/02/2029 (C)(F)	2,274	1,488
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 09/08/2032 (F)	269	269
Charlotte Buyer, Inc., Third Refinancing Term Loan, 1st Lien
8.145%, CME Term SOFR + 4.500%, 06/30/2031 (F)	153	153
Cineworld/Regal 6/25 Cov-Lite, First Amendment Term Loan
8.147%, 09/19/2030	510	512
Claire'S Stores 09/18/2030, 1st Lien
10.000%, 10/17/2031 (D)	159	159
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.801%, CME Term SOFR + 4.000%, 08/21/2028 (F)	74	74

240	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (F)	$1,034	$987
6.982%, CME Term SOFR + 3.250%, 03/21/2031 (F)	3	2
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.332%, CME Term SOFR + 3.500%, 06/18/2029 (F)	3,461	3,261
Colossus AcquireCo LLC, Initial Term Loan (2026), 1st Lien
5.370%, CME Term SOFR + 1.750%, 01/31/2033 (F)	198	198
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.551%, CME Term SOFR + 3.750%, 05/17/2028 (F)	466	413
Coreweave Financing DDTL V, LLC, Delayed Draw Loan, 1st Lien
8.150%, SOFR + 4.500%, 11/15/2031 (F)(J)	1,265	1,275
0.000%, 11/15/2031 (E)	1,097	9
Cotiviti, Inc., Initial Floating Rate Term Loan, 1st Lien
6.456%, CME Term SOFR + 2.750%, 05/01/2031 (F)	2,156	2,056
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.823%, CME Term SOFR + 3.000%, 02/04/2033 (F)	440	425
DexKo Global Inc., Refinancing Dollar Term Loan, 1st Lien
8.323%, CME Term SOFR + 4.500%, 10/04/2031 (F)	596	575
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.523%, CME Term SOFR + 5.750%, 06/30/2028 (F)	362	361
East Valley Tourist Development Authority, Term Loan
11.301%, CME Term SOFR + 7.500%, 06/21/2024 (D)(F)	3,548	3,537
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
6.073%, CME Term SOFR + 2.250%, 08/04/2031 (F)	427	428
Fastener Distribution/Fdh Aero 7/26 Cov-Lite, 1st Lien
0.000%, 07/23/2033 (E)(J)	16	16
0.000%, 04/22/2031 (E)(J)	70	70
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.482%, CME Term SOFR + 2.750%, 10/31/2031 (F)	$322	$321
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.982%, CME Term SOFR + 2.250%, 08/15/2030 (F)(J)	888	888
Flexsys 5/25 First Out TL, First Out Term Loan
9.912%, 05/31/2030	1,531	896
Flexsys 5/25 Second Out TL, Second Out Refinancing Term Loan
9.341%, 08/01/2029 (J)	2,782	529
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.979%, CME Term SOFR + 3.250%, 02/11/2033 (F)	1,369	1,375
Gabe'S Third Priming Ddtl 1L S+800 6/16/30, 1st Lien
0.000%, 06/14/2030 (E)	191	191
GB AIT Buyer, Inc., Initial Term Loan, 1st Lien
8.073%, CME Term SOFR + 4.250%, 04/29/2033 (F)	178	178
Hertz Corporation, The, Initial Term B Loan, 1st Lien
7.584%, CME Term SOFR + 3.500%, 06/30/2028 (F)(J)	1,214	672
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.584%, CME Term SOFR + 3.500%, 06/30/2028 (F)(J)	217	120
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 02/15/2031 (F)	492	465
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.446%, CME Term SOFR + 2.750%, 11/13/2031 (F)	596	570
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.576%, CME Term SOFR + 5.775%, 05/01/2029 (F)	1,234	1,093
Ineos US Finance LLC, 2030 Dollar Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 02/19/2030 (F)(J)	230	217
J. C. Penney Company Inc., Loan
5.250%, CME Term SOFR + 4.250%, 06/21/2029 (B)(D)(F)	3,625	—
Lfsn Holdco I LLC, Initial Term Loan
9.142%, 12/12/2031 (C)	2,339	2,324

SEI Institutional Investments Trust	241

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.488%, CME Term SOFR + 6.500%, 11/22/2027 (C)(F)	$2,552	$1,934
LSF12 Crown US Commercial Bidco, LLC, 2026-2 Refinancing Term Loan, 1st Lien
6.243%, CME Term SOFR + 2.500%, 12/02/2031 (F)	426	428
LSF12 Helix Parent, LLC, Initial Term Loan, 1st Lien
7.186%, CME Term SOFR + 3.500%, 02/10/2033 (F)	146	146
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.833%, CME Term SOFR + 6.750%, 07/27/2028 (F)	3,177	1,904
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.083%, CME Term SOFR + 7.000%, 07/27/2028 (F)	3,090	939
Mauser Packaging Solutions Holding Company, 2025 Term Loan, 1st Lien
7.206%, CME Term SOFR + 3.500%, 04/15/2030 (F)	150	149
Mavenir Systems, Inc., Initial Term Loan 2nd Lien
12.000%, 06/14/2030 (D)	2,287	2,287
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.732%, CME Term SOFR + 5.000%, 10/02/2030 (F)(J)	1	1
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 03/01/2029 (F)	1,157	1,093
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.436%, CME Term SOFR + 2.750%, 03/28/2031 (F)	194	192
MIS Acquisition, LLC, First Out Term Loan, 1st Lien
8.251%, CME Term SOFR + 4.500%, 04/22/2031 (F)	336	321
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.673%, CME Term SOFR + 4.750%, 05/02/2029 (F)(J)	863	181
Mln US Holdco LLC, Tranche A-2 Term Loan
6.000%, 01/24/2029	27	9
Mountaineer Merger Corporation, Priming Initial Term Loan 1st Lien
11.732%, 06/16/2030 (D)	2,074	2,074
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mountaineer Merger Corporation, Second Priming Delayed Draw Term Loan 1st Lien
11.732%, 12/15/2033 (D)	$490	$490
Multi-Color Corporation, Initial Dollar Term Loan, 1st Lien
6.136%, CME Term SOFR + 2.375%, 05/11/2033 (F)	6	5
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.082%, CME Term SOFR + 3.250%, 01/24/2029 (F)	7,665	5,361
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
9.036%, CME Term SOFR + 5.250%, 02/23/2029 (F)	3,068	2,210
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 11/17/2031 (F)	495	484
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.186%, CME Term SOFR + 4.500%, 10/17/2031 (F)	1,835	1,658
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.161%, CME Term SOFR + 5.500%, 04/20/2028 (F)(J)	1,620	1,019
Obra Capital, Inc., Initial Term Loan 1st Lien
11.267%, 07/29/2030 (D)	1,736	1,703
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.223%, CME Term SOFR + 4.250%, 02/01/2029 (F)(J)	5,410	2,838
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.186%, CME Term SOFR + 2.500%, 12/12/2031 (F)	305	307
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 02/27/2032 (D)(F)	1,367	1,368
Petco Health and Wellness Company, Inc., 2026 Term Loan, 1st Lien
7.982%, CME Term SOFR + 4.250%, 02/03/2031 (F)	388	388
PetSmart LLC, Initial Term Loan, 1st Lien
7.688%, CME Term SOFR + 4.000%, 08/18/2032 (F)	159	159
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.761%, CME Term SOFR + 4.000%, 09/20/2028 (F)	5,805	5,498

242	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
8.084%, CME Term SOFR + 4.000%, 06/02/2028 (F)(J)	$2,009	$1,859
Premier Brands Group Holdings LLC, Term B-1 Loan
12.186%, 03/01/2029 (C)(D)	1,277	1,277
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.484%, CME Term SOFR + 5.750%, 03/01/2032 (F)	1,984	1,623
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/16/2032 (F)	796	799
Pye-Barker Fire & Safety, LLC, Delayed Draw, 1st Lien
2.500%, 12/16/2032	100	—
Pye-Barker Fire & Safety, LLC, Initial Delayed Draw Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 12/16/2032 (F)	19	19
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.936%, CME Term SOFR + 2.250%, 02/10/2032 (F)	518	519
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 04/30/2032 (F)	57	57
QXO Building Products, Inc., 2026 Incremental Term B Loan, 1st Lien
5.686%, CME Term SOFR + 2.000%, 07/01/2033 (F)	261	261
Raven Acquisition Holdings, LLC, Delayed Term Loan
3.000%, 11/19/2031	17	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.686%, CME Term SOFR + 3.000%, 11/19/2031 (F)	241	241
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.436%, CME Term SOFR + 3.750%, 11/28/2028 (F)	298	295
Route 66 Development Authority, Term Loan
12.686%, 11/25/2031 (D)	1,994	2,034
SCIH Salt Holdings Inc., Restatement Date Term Loan, 1st Lien
6.499%, CME Term SOFR + 2.750%, 08/13/2031 (F)(J)	315	313
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Serta Simmons Bedding, LLC, Initial Term Loan
11.347%, CME Term SOFR + 7.500%, 08/01/2028 (F)	$84	$79
Sinclair Television Group, Inc., Term B-6 Loan, 1st Lien
7.147%, CME Term SOFR + 3.300%, 12/31/2029 (F)	1,442	1,325
Spanish Broadcasting Dip Fixed 975 12/31/2026, Interim Dip Loan
9.750%, 02/16/2032 (C)(J)	604	598
Spanish Broadcasting, Delayed Draw Term Loan
9.750%, 12/31/2026	191	(2)
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.536%, CME Term SOFR + 3.750%, 10/16/2028 (F)(J)	1,560	1,477
Spectrum Group Buyer, Inc., Initial Term Loan
10.323%, 05/02/2029	1,849	1,716
Spirit Airlines, LLC, Dip Contingent Initial Term
0.000%, 07/01/2028 (C)(E)	1,159	1
Spirit Airlines, LLC, Dip Roll Up Tl
0.000%, 07/01/2028 (C)(E)	3,803	951
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien
11.644%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	682	614
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien
11.644%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	169	152
Spirit Airlines, LLC, Third New Money Term Loans, 1st Lien
11.644%, CME Term SOFR + 8.000%, 07/14/2026 (C)(F)	334	301
Star Parent, Inc., Term Loan B, 1st Lien
7.232%, CME Term SOFR + 3.500%, 09/27/2030 (F)	151	152
Station Casinos LLC, Term B Facility, 1st Lien
5.686%, CME Term SOFR + 2.250%, 03/14/2031 (F)	152	152
Tacora (Add On), *
13.000%, 08/13/2031 (D)	112	112
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
5.436%, CME Term SOFR + 1.750%, 08/31/2028 (F)	1,230	1,013
TransDigm Inc., Tranche M Term Loan
6.186%, CME Term SOFR + 2.500%, 08/19/2032 (F)	253	254

SEI Institutional Investments Trust	243

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.987%, CME Term SOFR + 7.000%, 09/29/2028 (F)	$2,463	$1,738
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.232%, CME Term SOFR + 2.500%, 09/30/2031 (F)(J)	2,468	1,923
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.982%, CME Term SOFR + 3.250%, 12/30/2032 (F)(J)	2,156	2,148
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.801%, CME Term SOFR + 5.000%, 06/28/2028 (F)	413	397
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.073%, CME Term SOFR + 2.250%, 02/10/2031 (F)	152	148
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.882%, CME Term SOFR + 5.000%, 01/22/2029 (F)	2,314	2,085
Varsity Brands, Inc., 2026 Replacement Term Loan, 1st Lien
6.484%, CME Term SOFR + 2.750%, 08/26/2031 (F)	683	683
Venator 1/24 First-Out, 1st Lien
10.750%, 10/12/2028	181	145
Venator 10/23, 1st Lien
10.750%, 11/28/2028	383	33
Venator 12/24 First Out TLB, 1st Lien
10.750%, 05/01/2029	182	145
Wellful Inc., Tranche A Term Loan, 1st Lien
8.994%, CME Term SOFR + 5.000%, 04/19/2030 (F)	1,922	1,889
Wellful Inc., Tranche B Term Loan, 1st Lien
10.244%, CME Term SOFR + 6.250%, 10/19/2030 (F)	4,446	3,862
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 10/19/2029 (F)	757	756
Xplore Inc., Initial Term Loan 1st Lien
9.084%, 06/18/2029	416	386
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, 10/24/2029	1,334	912

Total Loan Participations
(Cost $133,242) ($ Thousands)		117,896
Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.6%
21st Century Oncology *(D)	22,017	$330
Air Methods *(C)(D)	3,394	761
Altice France *	9,967	185
Altice Luxembourg	949	14
Arctic Canadian Diamond Co. *(D)	1,633	70
Ardagh *	314,398	1,895
Audacy *	11,563	32
Avaya Inc. *(C)	194,311	2,700
Burgundy Diamond Mines *(C)	2,701,454	33
Carestream Health Holdings Inc *(D)	123,791	1,531
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	157
Cornerstone Chemical Co *(D)	269,066	3,487
EchoStar Corp, Cl A *	53,357	4,612
Endo Trust *(D)	45,274	16
Envision Healthcare *	258,960	4,564
Enviva Inc. *	236,520	4,198
ESC NMG Parent LLC *(D)	9,899	—
Guitar Center *(C)(D)	24,502	2,150
Gulfport Energy Corp *	875	157
Gymboree Corp *(C)(D)	18,542	—
Gymboree Holding Corp *(C)(D)	52,848	—
iHeartMedia Inc, Cl A *	14,876	41
Incora Intermediate LLC *(C)(D)	13,335	159
Incora Top Holdco LLC *(D)	368	11
Intelsat Emergene SA	45,143	596
Labels Buyer LLC	1,926	137
Lannett	142,313	428
Lifescan *(C)	25,150	998
Mallinckrodt *	26,354	1,340
Medical Card Systems *(D)	395,653	124
Mitel *(D)	873	—
Mountaineer Merger Corp *(D)	2,885,885	—
MYT Holding LLC *(D)	461,765	116
Nine West *(C)(D)	163,718	225
Pretium PKG Holdings, Inc	27,739	485
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	140
Spirit Airlines *(C)	20,357	—
Spirit Aviation Holdings *(C)	91,992	1
SSB Equipment Company *(C)(D)	20,716	—
Venator Materials *	696	7
VICI Properties Inc, Cl A ‡	36,060	925
Xplore Inc *(D)	80,882	875

Total Common Stock
(Cost $35,143) ($ Thousands)		33,503

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.0%
Crescent Energy
2.750%, 03/15/2031(A)	$957	1,105

244	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Finance of America Funding LLC
10.000%, 11/30/2029(A)	$2,402	$2,572
Fluence Energy
2.250%, 06/15/2030	481	447
Haemonetics
2.500%, 06/01/2029	1,727	1,960
Integer Holdings
1.875%, 03/15/2030	2,594	2,624
IREN
1.000%, 12/01/2033(A)	1,023	735
Lantheus Holdings
2.625%, 12/15/2027	1,705	2,218
Liberty Interactive LLC
0.000%, 07/15/2029(B)(E)	275	–
0.000%, 11/15/2029(B)(E)	420	–
0.000%, 02/01/2030(B)(E)	4,690	–
0.000%, 02/15/2030(B)(E)	4,495	–
Lucid Group
1.250%, 12/15/2026(A)	1,405	1,335
5.000%, 04/01/2030(A)	486	194
Lumentum Holdings
0.375%, 03/15/2032(A)	284	1,402
Mavenir
0.000%, 12/31/2026(D)(E)	1,861	4,038
Mirion Technologies
0.000%, 10/01/2031(A)(H)	938	812
Nebius Group
4.500%, 02/15/2034(A)	608	590
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	889	–
0.000%, 01/23/2028(D)(E)	118	–
0.000%, 01/23/2028(D)(E)	47	–
Northern Oil & Gas
3.625%, 04/15/2029	950	986
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	451	–
Silver Airways LLC
16.000%, 12/31/2027(B)(D)	6,774	–
16.000%, 01/07/2028(B)(D)	892	–
16.000%, 01/07/2028(B)(D)	2,022	–
Tacora
13.000%, 09/19/2031(D)	100	100
Terawulf
0.000%, 05/01/2032(A)(H)	1,173	1,257

Total Convertible Bonds
(Cost $32,529) ($ Thousands)		22,375

	Shares
PREFERRED STOCK — 0.4%
FHLMC, 4.855%, TSFR3M + 0.262% *(F)(G)	29,819	355
FNMA, 8.250% *(F)(G)	130,055	1,430
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	62
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Mountaineer Merger Corp, 0.000% *(D) (E)(G)	3,350,554	$952
MYT Holding LLC, 10.000% (G)	516,164	656
Syniverse, 0.000% *(C)(D)(E)(G)	6,979,512	5,995

Total Preferred Stock
(Cost $11,851) ($ Thousands)		9,450

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
3.642%, 10/08/2026 (K)	$1,300	1,295
3.589%, 02/18/2027 (K)	400	393
U.S. Treasury Notes
4.250%, 05/15/2035	1,400	1,355
4.125%, 04/30/2033	2,995	2,914
4.000%, 04/30/2032	1,480	1,440
3.875%, 04/30/2030	1,390	1,363

Total U.S. Treasury Obligations
(Cost $8,833) ($ Thousands)		8,760

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(D)	29,827	4,220
Audacy
Strike Price $– *‡‡	20,176	5
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	5,960	252
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	6,486	102
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	526	8
Labels Buyer LLC
Strike Price $– *‡‡	996	2
Mavenir
Strike Price $– *‡‡(D)	693	–
Silver Airways
Strike Price $– *‡‡(D)	3	–
Tacora
Strike Price $– *‡‡(D)	37,256	26

Total Warrants
(Cost $1,144) ($ Thousands)		4,615

SEI Institutional Investments Trust	245

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	79,073,440	$79,073
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)
Total Cash Equivalent
(Cost $79,073) ($ Thousands)		$79,073
Total Investments in Securities — 99.2%
(Cost $2,152,206) ($ Thousands)		$2,130,800

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	10/15/26	CAD	1,213	USD	861	$(16)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Notes	11	Dec-2026	$1,191	$1,185	$(6)
U.S. Long Treasury Bonds	17	Dec-2026	1,866	1,847	(19)
U.S. Ultra Long Treasury Bonds	3	Dec-2026	334	330	(4)
Ultra 10-Year U.S. Treasury Notes	40	Dec-2026	4,414	4,377	(37)
			7,805	7,739	(66)
Short Contracts
U.S. 2-Year Treasury Notes	(3)	Dec-2026	$(616)	$(616)	$–
U.S. 5-Year Treasury Notes	(158)	Dec-2026	(16,792)	(16,701)	91
			(17,408)	(17,317)	91
			$(9,603)	$(9,578)	$25

Percentages are based on Net Assets of $2,148,707 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $1,605,671 ($ Thousands), representing 74.7% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Security considered restricted, excluding 144A. The total market value of such securities as of August 31, 2026 was $48,314 ($ Thousands) and represented 2.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	No interest rate available.
(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.
(K)	Interest rate represents the security's effective yield at the time of purchase.

246	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$73,989	$179,000	$(173,916)	$—	$—	$79,073	$730	$—

A list of the restricted securities, excluding 144a, held by the Fund at August 31, 2026, is as follows:

Description	Shares/Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Baffinland Iron Mines	$5,535	06/25/2018	$5,294	$2,934
Beasley Mezzanine Holdings LLC	2,300	05/15/2026	1,699	1,420
Expand Energy	5,865	12/02/2024	–	–
Expand Energy	180	11/22/2024	–	–
Hertz (Escrow Security)	2,708	07/23/2021	–	–
Incora Intermediate II	302	03/24/2025	540	144
Long Ridge Energy LLC	1,760	02/11/2025	1,800	1,818
Monitronics International (Escrow Security)	10,706	09/06/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,584	1,140
Neiman Marcus Group (Escrow Security)	2,835	10/14/2025	–	–
Northwest Acquisitions ULC	3,290	10/02/2019	2,311	–
Spanish Broadcasting System	4,965	02/16/2021	4,965	2,979
Univision Communications	2,692	07/16/2025	2,756	2,747
Univision Communications	380	05/10/2021	380	362
Yum! Brands	485	03/25/2022	490	479
Yum! Brands	1,840	10/28/2015	1,700	1,975
ZipRecruiter	1,445	01/10/2022	1,282	1,214
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,317	04/27/2023	4,134	3,796
Century Casinos, Inc., Term B Facility Loan, 1st Lien	2,274	11/06/2025	1,829	1,488
Lfsn Holdco I LLC, Initial Term Loan	2,339	12/29/2025	2,339	2,324
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien	2,552	07/20/2023	2,517	1,934
Premier Brands Group Holdings LLC, Term B-1 Loan	1,277	04/01/2025	1,277	1,277
Spanish Broadcasting Dip Fixed 975 12/31/2026, Interim Dip Loan	604	05/15/2026	598	598
Spirit Airlines, LLC, Dip Contingent Initial Term	1,159	01/14/2026	1,159	1
Spirit Airlines, LLC, Dip Roll Up Tl	3,803	01/14/2026	3,803	951
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien	682	10/30/2025	682	614
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien	169	11/14/2025	169	152
Spirit Airlines, LLC, Third New Money Term Loans, 1st Lien	334	12/23/2025	334	301
Common Stock
Air Methods	3,394	01/08/2024	76	761
Avaya Inc.	194,311	05/05/2023	2,876	2,700
Burgundy Diamond Mines	2,701,454	07/21/2023	450	33
Guitar Center	24,502	01/08/2021	3,105	2,150
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Incora Intermediate LLC	13,335	03/24/2025	42	159
Lifescan	25,150	12/29/2025	447	998
Nine West	163,718	05/20/2019	3,479	225
Spirit Airlines	20,357	03/27/2025	224	–
Spirit Aviation Holdings	91,992	03/26/2025	1,284	1
SSB Equipment Company	20,716	09/22/2023	103	–
Convertible Bond
Rite Aid	451	09/27/2024	273	–

SEI Institutional Investments Trust	247

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

High Yield Bond Fund (Concluded)

Description	Shares/Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Preferred Stock
Guitar Center Inc	782	01/08/2021	$74	$62
Syniverse	6,979,512	05/13/2022	6,894	5,995
Warrants
Air Methods	21,323	01/08/2024	286	2,314
Air Methods	8,504	03/27/2024	198	1,906
Guitar Center Tranche I	5,960	01/08/2021	327	252
Guitar Center Tranche II	6,486	01/08/2021	233	102
Guitar Center Tranche III	526	01/08/2021	19	8
			$66,222	$48,314

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

248	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 59.7%
Communication Services — 8.4%
Alphabet
6.500%, 08/15/2066	$1,010	$1,010
6.375%, 08/15/2056	540	543
6.250%, 08/15/2046	685	688
5.700%, 11/15/2075	762	668
5.650%, 02/15/2056	1,210	1,107
5.450%, 11/15/2055	1,230	1,090
5.350%, 11/15/2045	530	485
5.300%, 05/15/2065	516	435
5.250%, 05/15/2055	320	277
AT&T
6.200%, 10/30/2056	755	709
6.000%, 04/30/2056	200	182
5.550%, 11/01/2045	1,015	906
3.800%, 12/01/2057	5,281	3,317
3.650%, 06/01/2051	530	340
3.650%, 09/15/2059	1,867	1,124
3.550%, 09/15/2055	2,750	1,667
3.500%, 09/15/2053	1,681	1,026
Beignet Investor LLC
6.581%, 05/30/2049 (A)	918	879
Charter Communications Operating LLC
7.850%, 08/15/2056	125	127
7.337%, 09/01/2041 (A)	348	346
7.087%, 09/01/2038 (A)	282	279
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	631	562
5.750%, 04/01/2048	1,346	1,092
5.375%, 05/01/2047	949	734
3.950%, 06/30/2062	327	186
3.900%, 06/01/2052	945	574
3.850%, 04/01/2061	1,100	615
3.700%, 04/01/2051	250	149
Comcast
5.350%, 05/15/2053	120	99
4.049%, 11/01/2052	380	254
3.999%, 11/01/2049	240	162
3.969%, 11/01/2047	978	671
3.450%, 02/01/2050	365	224
2.987%, 11/01/2063	1,098	534
2.937%, 11/01/2056	6,078	3,106
2.887%, 11/01/2051	449	240
2.800%, 01/15/2051	30	16
COX Communications
4.500%, 06/30/2043 (A)	377	267
HUT 8 DC LLC
6.192%, 11/15/2042 (A)	468	454
Meta Platforms
6.450%, 05/15/2066	20	18
6.300%, 05/15/2056	1,699	1,564
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.200%, 05/15/2046	$640	$601
5.750%, 11/15/2065	5	4
5.625%, 11/15/2055	1,717	1,431
5.600%, 05/15/2053	225	189
5.550%, 08/15/2064	1,130	902
5.500%, 11/15/2045	1,208	1,049
5.400%, 08/15/2054	1,180	957
Space Exploration Technologies
6.650%, 07/15/2056 (A)	2,544	2,264
6.600%, 07/15/2046 (A)	1,047	951
Time Warner Cable LLC
7.300%, 07/01/2038	210	211
6.750%, 06/15/2039	250	238
6.550%, 05/01/2037	40	38
5.875%, 11/15/2040	260	226
5.500%, 09/01/2041	270	225
4.500%, 09/15/2042	226	167
T-Mobile USA
6.000%, 06/15/2054	510	475
5.750%, 01/15/2054	482	435
5.650%, 01/15/2053	536	479
4.375%, 04/15/2040	235	198
3.400%, 10/15/2052	2,603	1,604
3.000%, 02/15/2041	1,000	706
Verizon Communications
6.750%, H15T5Y + 2.297%, 02/15/2057 (B)	434	433
6.200%, H15T5Y + 2.042%, 05/14/2056 (B)	155	149
5.875%, 11/30/2055	794	732
5.750%, 11/30/2045	520	485
4.522%, 09/15/2048	370	289
3.550%, 03/22/2051	528	348
3.400%, 03/22/2041	3,205	2,388
2.987%, 10/30/2056	2,465	1,363
2.650%, 11/20/2040	1,300	892
Vodafone Group
6.100%, 06/18/2056	1,098	1,042
Vodafone Group PLC
5.875%, 06/28/2064	195	176
5.750%, 06/28/2054	630	574
5.625%, 02/10/2053	560	502
Walt Disney
3.600%, 01/13/2051	835	583
2.750%, 09/01/2049	900	537
		52,569

Consumer Discretionary — 3.0%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	200
Amazon.com
6.250%, 07/09/2066	50	48
6.100%, 07/09/2056	1,340	1,294

SEI Institutional Investments Trust	249

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.050%, 03/13/2076	$336	$310
5.950%, 03/13/2066	660	607
5.800%, 03/13/2056	3,245	2,993
5.650%, 03/13/2046	1,095	1,027
5.550%, 11/20/2065	245	212
5.450%, 11/20/2055	590	521
4.050%, 08/22/2047	1,261	940
3.100%, 05/12/2051	670	407
2.875%, 05/12/2041	157	112
2.700%, 06/03/2060	220	112
2.500%, 06/03/2050	660	358
General Motors
6.250%, 10/02/2043	160	156
General Motors Financial
5.450%, 01/08/2036	210	205
Home Depot
5.300%, 06/25/2054	1,165	1,053
4.250%, 04/01/2046	1,155	928
3.900%, 06/15/2047	602	453
3.625%, 04/15/2052	20	14
3.350%, 04/15/2050	310	207
3.125%, 12/15/2049	255	163
2.375%, 03/15/2051	60	32
Lowe's
5.800%, 09/15/2062	710	653
5.625%, 04/15/2053	580	532
4.250%, 04/01/2052	1,130	842
3.000%, 10/15/2050	970	583
Massachusetts Institute of Technology
5.618%, 06/01/2055	195	191
McDonald's MTN
4.450%, 03/01/2047	1,505	1,217
3.625%, 09/01/2049	930	646
Royal Caribbean Cruises
5.375%, 01/15/2036	715	691
5.250%, 02/27/2038	240	226
Starbucks
4.450%, 08/15/2049	180	142
3.350%, 03/12/2050	560	366
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	275	273
		18,714

Consumer Staples — 2.4%
Altria Group
3.875%, 09/16/2046	315	225
3.700%, 02/04/2051	290	193
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,137	3,622
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,226	1,156
4.439%, 10/06/2048	60	49
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bacardi
5.300%, 05/15/2048 (A)	$400	$349
BAT Capital
7.079%, 08/02/2043	135	145
5.650%, 03/16/2052	405	366
4.540%, 08/15/2047	999	791
4.390%, 08/15/2037	260	231
Coca-Cola
5.400%, 05/13/2064	530	487
Dollar Tree
3.375%, 12/01/2051	165	105
JBS
6.400%, 05/10/2057 (A)	892	855
6.250%, 03/01/2056	20	19
4.375%, 02/02/2052	1,150	834
JBS NV
6.500%, 12/01/2052	1,245	1,207
JBS USA Holding Lux SARL
7.250%, 11/15/2053	365	386
Kenvue
5.050%, 03/22/2053	125	109
Keurig Dr Pepper
3.800%, 05/01/2050	100	69
Kraft Heinz Foods
5.200%, 07/15/2045	5	4
Kroger
4.450%, 02/01/2047	411	327
3.875%, 10/15/2046	400	294
Mars
5.650%, 05/01/2045 (A)	795	762
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	135
PepsiCo
3.625%, 03/19/2050	205	146
Philip Morris International
4.500%, 03/20/2042	300	256
3.875%, 08/21/2042	625	493
Reynolds American
5.850%, 08/15/2045	300	284
Stanford Health Care
3.795%, 11/15/2048	221	164
Takeda Pharmaceutical
3.175%, 07/09/2050	157	100
Takeda US Financing
5.900%, 07/07/2055	734	709
Target
2.950%, 01/15/2052	45	28
Walmart
2.500%, 09/22/2041	135	94
		14,994

250	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 4.9%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	$465	$444
BP Capital Markets America
3.379%, 02/08/2061	370	230
2.772%, 11/10/2050	485	287
Cheniere Energy Partners
6.050%, 11/30/2056 (A)	665	642
Columbia Pipeline Group
5.800%, 06/01/2045	20	19
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	610	626
5.695%, 10/01/2054 (A)	285	262
ConocoPhillips
5.500%, 01/15/2055	910	839
4.025%, 03/15/2062	1,633	1,140
3.800%, 03/15/2052	70	49
Diamondback Energy
5.750%, 04/18/2054	427	404
Enbridge
6.700%, 11/15/2053	750	790
3.400%, 08/01/2051	421	273
Energy Transfer LP
6.300%, 01/15/2056	749	730
6.200%, 04/01/2055	330	316
6.125%, 12/15/2045	767	739
5.950%, 10/01/2043	470	451
5.950%, 05/15/2054	85	79
5.400%, 10/01/2047	730	642
5.350%, 05/15/2045	680	602
5.300%, 04/15/2047	120	105
5.000%, 05/15/2050	795	651
Eni SpA
6.000%, 05/18/2056 (A)	530	506
Enterprise Products Operating LLC
7.550%, 04/15/2038	250	289
6.125%, 10/15/2039	240	249
5.700%, 02/15/2042	1,050	1,033
5.550%, 02/16/2055	265	247
4.950%, 10/15/2054	440	375
4.900%, 05/15/2046	335	292
4.850%, 03/15/2044	675	594
3.700%, 01/31/2051	85	60
3.200%, 02/15/2052	295	187
EOG Resources
5.950%, 07/15/2055	95	93
5.650%, 12/01/2054	574	540
Equinor
3.625%, 04/06/2040	435	353
Exxon Mobil
4.227%, 03/19/2040	55	48
3.452%, 04/15/2051	2,798	1,919
3.095%, 08/16/2049	125	81
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess
5.800%, 04/01/2047	$50	$49
5.600%, 02/15/2041	230	227
Kinder Morgan
5.200%, 03/01/2048	805	704
5.050%, 02/15/2046	380	330
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	594
5.500%, 03/01/2044	125	116
5.000%, 08/15/2042	300	266
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	355	387
Marathon Petroleum
4.750%, 09/15/2044	40	34
MPLX
6.100%, 04/01/2056	275	263
MPLX LP
6.200%, 09/15/2055	110	107
5.950%, 04/01/2055	220	207
5.500%, 02/15/2049	495	440
4.700%, 04/15/2048	55	44
ONEOK
6.625%, 09/01/2053	465	476
6.250%, 10/15/2055	622	610
5.700%, 11/01/2054	663	604
Phillips 66
4.875%, 11/15/2044	480	416
Rio Grande LNG LLC
6.150%, 06/30/2041 (A)	993	966
Shell Finance US
6.375%, 12/15/2038	232	248
4.375%, 05/11/2045	1,385	1,139
4.000%, 05/10/2046	135	104
3.750%, 09/12/2046	365	272
3.250%, 04/06/2050	5	3
3.000%, 11/26/2051	450	278
Shell International Finance BV
3.750%, 09/12/2046	675	489
TotalEnergies Capital
5.638%, 04/05/2064	930	866
5.488%, 04/05/2054	220	205
5.425%, 09/10/2064	225	202
TotalEnergies Capital International
3.127%, 05/29/2050	975	627
TransCanada PipeLines
7.250%, 08/15/2038	920	1,022
5.850%, 03/15/2036	145	147
5.600%, 03/31/2034	200	201
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056	279	261
4.600%, 03/15/2048	331	271
4.450%, 08/01/2042	415	349

SEI Institutional Investments Trust	251

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
5.750%, 06/24/2044	$9	$9
		30,719

Financials — 9.3%
Allstate
4.500%, 06/15/2043	50	42
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (B)	220	222
Aon
3.900%, 02/28/2052	884	616
Apollo Global Management
5.800%, 05/21/2054	430	399
5.150%, 08/12/2035	165	158
Arch Capital Group
5.950%, 06/15/2056	770	747
Arthur J Gallagher
6.750%, 02/15/2054	85	90
5.750%, 03/02/2053	410	380
5.550%, 02/15/2055	471	425
Athene Holding
6.875%, H15T5Y + 2.582%, 06/28/2055 (B)	30	28
6.625%, H15T5Y + 2.607%, 10/15/2054 (B)	255	236
6.250%, 04/01/2054	50	45
6.150%, 08/15/2036	275	272
Bank of America
6.110%, 01/29/2037	365	374
5.489%, SOFR + 1.572%, 04/23/2037 (B)	510	495
3.946%, US0003M + 1.452%, 01/23/2049 (B)	450	337
3.311%, SOFR + 1.580%, 04/22/2042 (B)	900	671
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,340	1,767
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	220	187
2.676%, SOFR + 1.930%, 06/19/2041 (B)	2,892	2,022
Barclays PLC
5.860%, SOFR + 1.830%, 08/11/2046 (B)	105	100
Berkshire Hathaway Finance
3.850%, 03/15/2052	927	666
BlackRock Funding
5.350%, 01/08/2055	335	304
5.250%, 03/14/2054	580	522
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	256	257
3.500%, 09/10/2049 (A)	410	278
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blue Owl Finance LLC
6.750%, 08/18/2036	$135	$135
Brookfield Finance
5.968%, 03/04/2054	255	242
Brown & Brown
6.250%, 06/23/2055	801	769
4.950%, 03/17/2052	375	302
Capital One Financial
5.399%, SOFR + 1.508%, 01/30/2037 (B)	510	492
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	431	402
Charles Schwab
5.655%, SOFR + 1.320%, 08/12/2037 (B)	240	239
Citigroup
5.612%, SOFR + 1.746%, 03/04/2056 (B)	856	800
5.316%, SOFR + 4.548%, 03/26/2041 (B)	435	416
4.750%, 05/18/2046	586	482
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	665	561
2.904%, SOFR + 1.379%, 11/03/2042 (B)	553	386
CSL Finance PLC
4.750%, 04/27/2052 (A)	450	370
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	200	196
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(B)	200	186
Farmers Insurance Exchange
4.747%, SOFR + 3.231%, 11/01/2057 (A)(B)	200	171
Global Atlantic Finance
6.750%, 03/15/2054 (A)	559	519
Global Payments
5.950%, 08/15/2052	300	274
Goldman Sachs Group
6.750%, 10/01/2037	650	686
6.250%, 02/01/2041	653	672
6.215%, SOFR + 1.820%, 07/21/2057 (B)	1,140	1,128
5.734%, SOFR + 1.696%, 01/28/2056 (B)	490	454
5.561%, SOFR + 1.580%, 11/19/2045 (B)	1,645	1,529
5.541%, SOFR + 1.320%, 01/21/2047 (B)	1,085	999
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	335	292

252	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	$625	$530
3.210%, SOFR + 1.513%, 04/22/2042 (B)	590	426
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	245
HSBC Holdings
5.729%, SOFR + 1.470%, 08/14/2037 (B)	275	272
HSBC Holdings PLC
6.800%, 06/01/2038	236	249
6.500%, 09/15/2037	590	620
Intercontinental Exchange
5.400%, 09/01/2036	565	562
3.000%, 06/15/2050	128	79
Intesa Sanpaolo MTN
6.005%, H15T1Y + 1.500%, 06/29/2037 (A)(B)	400	392
JPMorgan Chase
5.600%, 07/15/2041	651	641
5.534%, SOFR + 1.550%, 11/29/2045 (B)	1,152	1,098
5.148%, SOFR + 1.260%, 04/23/2037 (B)	730	706
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	100	79
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	680	520
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	640	478
3.109%, SOFR + 2.440%, 04/22/2051 (B)	2,115	1,346
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	425	318
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	628	574
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	614	581
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	415	393
Macquarie Bank
5.819%, H15T1Y + 1.350%, 06/10/2037 (A)(B)	250	244
Marsh & McLennan
5.700%, 09/15/2053	608	572
5.450%, 03/15/2053	490	445
4.900%, 03/15/2049	250	212
4.350%, 01/30/2047	115	92
4.200%, 03/01/2048	210	163
Massachusetts Mutual Life Insurance
5.950%, 06/01/2056 (A)	440	412
3.375%, 04/15/2050 (A)	377	242
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mercury General
6.250%, 06/15/2036	$410	$405
MetLife
5.875%, 02/06/2041	40	40
5.000%, 07/15/2052	290	249
4.721%, 12/15/2044	981	842
4.125%, 08/13/2042	5	4
4.050%, 03/01/2045	55	43
Mitsubishi UFJ Financial Group
6.049%, H15T1Y + 0.930%, 07/24/2047 (B)	90	90
Moody's
4.875%, 12/17/2048	665	564
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	2,608	2,539
5.605%, SOFRINDX + 1.429%, 07/17/2037 (B)	685	678
5.516%, SOFR + 1.710%, 11/19/2055 (B)	1,161	1,063
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	215	208
3.217%, SOFR + 1.485%, 04/22/2042 (B)	536	394
Morgan Stanley MTN
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	482	409
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(B)	250	244
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	190	189
New York Life Insurance
6.750%, 11/15/2039 (A)	300	323
4.450%, 05/15/2069 (A)	325	237
3.750%, 05/15/2050 (A)	1,291	908
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	257	253
6.050%, 06/30/2056 (A)	275	269
3.625%, 09/30/2059 (A)	902	578
Progressive
3.700%, 03/15/2052	125	88
Prudential Financial
3.905%, 12/07/2047	40	30
Prudential Financial MTN
5.700%, 12/14/2036	197	199
Raymond James Financial
3.750%, 04/01/2051	525	366
S&P Global
3.250%, 12/01/2049	345	227
Sammons Financial Group
5.950%, 06/15/2036 (A)	235	224

SEI Institutional Investments Trust	253

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
5.796%, SOFR + 1.780%, 07/08/2046 (B)	$235	$225
Teachers Insurance & Annuity Association of America
6.050%, 06/15/2056 (A)	1,091	1,051
4.270%, 05/15/2047 (A)	295	227
3.300%, 05/15/2050 (A)	500	319
Travelers
5.700%, 07/24/2055	400	383
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (B)	250	242
Wells Fargo
5.850%, 02/01/2037	1,645	1,658
5.433%, SOFR + 1.230%, 01/23/2047 (B)	1,144	1,054
3.900%, 05/01/2045	530	404
3.068%, SOFR + 2.530%, 04/30/2041 (B)	410	301
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	1,889	1,621
4.900%, 11/17/2045	255	214
4.650%, 11/04/2044	555	454
4.611%, SOFR + 2.130%, 04/25/2053 (B)	1,095	879
Willis North America
3.875%, 09/15/2049	160	113
XL Group
5.250%, 12/15/2043	372	341
		57,982

Health Care — 8.9%
Abbott Laboratories
5.600%, 03/15/2066	335	313
5.500%, 03/15/2056	1,610	1,508
AbbVie
6.000%, 09/15/2056	845	840
5.650%, 03/15/2066	230	214
5.600%, 03/15/2055	375	353
5.550%, 03/15/2056	325	304
5.500%, 03/15/2064	305	277
5.400%, 03/15/2054	920	842
5.350%, 03/15/2044	135	127
4.875%, 11/14/2048	465	401
4.850%, 06/15/2044	240	212
4.700%, 05/14/2045	1,389	1,194
4.450%, 05/14/2046	55	46
4.400%, 11/06/2042	1,874	1,595
4.250%, 11/21/2049	370	288
4.050%, 11/21/2039	420	358
Alcon Finance
3.800%, 09/23/2049 (A)	295	210
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
5.750%, 03/02/2063	$725	$669
5.650%, 03/02/2053	2,540	2,368
5.650%, 02/19/2056	415	387
5.600%, 03/02/2043	160	154
5.150%, 11/15/2041	325	299
4.400%, 05/01/2045	959	783
4.400%, 02/22/2062	125	93
4.200%, 02/22/2052	326	244
AstraZeneca PLC
6.450%, 09/15/2037	395	426
BayCare Health System
3.831%, 11/15/2050	270	198
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	771	622
4.700%, 07/15/2064 (A)	130	95
4.625%, 06/25/2038 (A)	100	88
4.400%, 07/15/2044 (A)	590	460
3.950%, 04/15/2045 (A)	221	160
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	513	533
6.375%, 07/20/2056 (A)	530	514
6.250%, 07/20/2046 (A)	430	416
Becton Dickinson
3.794%, 05/20/2050	48	33
Biogen
3.250%, 02/15/2051	250	157
Bristol-Myers Squibb
5.550%, 02/22/2054	866	804
4.250%, 10/26/2049	633	491
3.700%, 03/15/2052	395	275
Cigna Group
6.000%, 01/15/2056	380	370
5.600%, 02/15/2054	520	478
4.800%, 07/15/2046	313	265
3.875%, 10/15/2047	400	293
3.400%, 03/15/2051	350	229
CVS Health
6.000%, 06/01/2044	160	155
5.125%, 07/20/2045	460	399
5.050%, 03/25/2048	4,528	3,832
Danaher
2.800%, 12/10/2051	325	192
Elevance Health
5.700%, 02/15/2055	1,040	961
5.650%, 06/15/2054	638	585
4.650%, 01/15/2043	20	17
4.375%, 12/01/2047	1,323	1,037
3.700%, 09/15/2049	410	284
3.600%, 03/15/2051	125	84
Eli Lilly
5.700%, 05/20/2066	398	379
5.650%, 10/15/2065	465	439

254	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 05/20/2056	$315	$301
5.500%, 02/12/2055	860	810
5.100%, 02/09/2064	1,173	1,013
5.000%, 02/09/2054	425	373
4.950%, 02/27/2063	190	160
4.875%, 02/27/2053	190	163
3.950%, 03/15/2049	130	99
GE HealthCare Technologies
6.377%, 11/22/2052	300	306
Gilead Sciences
5.500%, 11/15/2054	680	636
4.800%, 04/01/2044	400	352
4.500%, 02/01/2045	620	521
4.150%, 03/01/2047	795	625
2.600%, 10/01/2040	330	232
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	155
HCA
6.200%, 03/01/2055	290	281
5.950%, 09/15/2054	397	370
5.500%, 06/15/2047	40	36
4.625%, 03/15/2052	1,280	992
3.500%, 07/15/2051	352	226
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	280	257
3.200%, 06/01/2050 (A)	602	374
Humana
6.000%, 05/01/2055	115	106
5.750%, 04/15/2054	470	421
5.500%, 03/15/2053	80	69
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	218
3.002%, 06/01/2051	285	177
2.810%, 06/01/2041	355	253
Mass General Brigham
3.192%, 07/01/2049	125	82
Memorial Health Services
3.447%, 11/01/2049	215	144
Merck
5.750%, 05/22/2046	125	122
5.550%, 12/04/2055	300	281
5.500%, 03/15/2046	1,075	1,021
5.000%, 05/17/2053	1,025	886
4.900%, 05/17/2044	500	445
2.900%, 12/10/2061	635	346
2.750%, 12/10/2051	140	82
Mylan
5.200%, 04/15/2048	210	170
Northwell Healthcare
4.260%, 11/01/2047	210	165
Novartis Capital
5.700%, 03/18/2056	440	427
5.600%, 03/18/2046	510	495
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	$350	$306
5.300%, 05/19/2053	970	867
5.110%, 05/19/2043	805	736
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	275	200
Royalty Pharma PLC
3.350%, 09/02/2051	347	222
Solventum
5.900%, 04/30/2054	27	25
Stryker
4.100%, 04/01/2043	205	166
Takeda Pharmaceutical
5.650%, 07/05/2054	295	276
Thermo Fisher Scientific
5.546%, 02/12/2046	485	462
2.800%, 10/15/2041	295	208
UnitedHealth Group
5.950%, 02/15/2041	110	111
5.950%, 06/15/2055	50	49
5.875%, 02/15/2053	1,460	1,403
5.750%, 07/15/2064	503	465
5.625%, 07/15/2054	2,625	2,437
5.500%, 07/15/2044	615	581
5.375%, 04/15/2054	475	424
5.050%, 04/15/2053	20	17
4.950%, 05/15/2062	115	94
4.750%, 07/15/2045	5	4
4.750%, 05/15/2052	545	446
4.250%, 06/15/2048	225	175
4.200%, 01/15/2047	350	274
3.700%, 08/15/2049	365	257
3.250%, 05/15/2051	275	176
3.050%, 05/15/2041	330	240
2.900%, 05/15/2050	20	12
Utah Acquisition Sub
5.250%, 06/15/2046	240	197
Viatris
4.000%, 06/22/2050	355	238
3.850%, 06/22/2040	460	352
Wyeth LLC
5.950%, 04/01/2037	436	449
		55,411

Industrials — 5.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,555	1,214
Boeing
7.008%, 05/01/2064	725	783
6.858%, 05/01/2054	415	445
5.930%, 05/01/2060	1,255	1,172

SEI Institutional Investments Trust	255

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.805%, 05/01/2050	$1,987	$1,873
5.705%, 05/01/2040	1,485	1,461
3.750%, 02/01/2050	1,088	754
Burlington Northern Santa Fe LLC
5.550%, 03/15/2056	65	61
5.500%, 03/15/2055	1,907	1,773
5.200%, 04/15/2054	55	49
4.450%, 01/15/2053	111	89
4.400%, 03/15/2042	1,215	1,045
4.150%, 04/01/2045	650	521
3.300%, 09/15/2051	790	515
3.050%, 02/15/2051	85	53
2.875%, 06/15/2052	125	74
Canadian Pacific Railway
6.125%, 09/15/2115	104	102
5.500%, 03/15/2056	487	450
4.200%, 11/15/2069	438	309
3.000%, 12/02/2041	340	243
CRH America Finance
5.875%, 01/09/2055	456	443
CSX
4.750%, 05/30/2042	365	325
4.750%, 11/15/2048	222	188
4.500%, 11/15/2052	595	478
3.350%, 09/15/2049	695	466
Deere
5.700%, 01/19/2055	170	167
3.750%, 04/15/2050	361	265
Eaton
5.450%, 03/06/2056	520	486
Emerson Electric
2.800%, 12/21/2051	453	269
GE Vernova
5.500%, 02/04/2056	195	181
General Dynamics
4.250%, 04/01/2040	155	135
4.250%, 04/01/2050	40	32
Honeywell Aerospace
5.732%, 03/16/2056	1,752	1,665
5.622%, 03/16/2046	295	282
Johnson Controls International
4.950%, 07/02/2064 (C)	150	123
L3Harris Technologies
5.500%, 08/15/2054	395	366
Lockheed Martin
5.200%, 02/15/2055	110	98
4.700%, 05/15/2046	1,901	1,631
4.090%, 09/15/2052	620	467
Norfolk Southern
5.100%, 08/01/2118	284	241
4.837%, 10/01/2041	375	338
4.800%, 08/15/2043	408	354
4.550%, 06/01/2053	250	199
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.942%, 11/01/2047	$525	$395
3.700%, 03/15/2053	665	457
Northrop Grumman
5.200%, 06/01/2054	250	222
5.150%, 05/01/2040	255	242
4.950%, 03/15/2053	616	528
4.750%, 06/01/2043	125	110
4.030%, 10/15/2047	1,405	1,071
3.850%, 04/15/2045	320	244
Owens Corning
5.950%, 06/15/2054	120	116
Quanta Services
3.050%, 10/01/2041	414	293
RTX
6.400%, 03/15/2054	990	1,037
4.500%, 06/01/2042	925	801
4.350%, 04/15/2047	630	508
3.125%, 07/01/2050	75	48
3.030%, 03/15/2052	750	460
2.820%, 09/01/2051	335	198
SMBC Aviation Capital Finance DAC
5.700%, 07/23/2036 (A)	195	193
Snap-on
3.100%, 05/01/2050	366	234
TTX
4.600%, 02/01/2049 (A)	250	208
Uber Technologies
5.350%, 09/15/2054	300	265
Union Pacific
5.600%, 12/01/2054	250	236
3.839%, 03/20/2060	2,013	1,378
3.799%, 04/06/2071	1,062	692
3.500%, 02/14/2053	125	84
3.375%, 02/14/2042	75	57
3.250%, 02/05/2050	400	262
2.950%, 03/10/2052	345	209
Union Pacific MTN
3.550%, 08/15/2039	85	69
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	546	556
United Parcel Service
6.050%, 05/14/2065	90	88
5.050%, 03/03/2053	365	316
3.625%, 10/01/2042	200	155
Verisk Analytics
3.625%, 05/15/2050	410	276
Waste Management
5.350%, 10/15/2054	165	152
2.950%, 06/01/2041	150	110
		34,455

256	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 5.1%
Amphenol
5.375%, 11/15/2054	$161	$148
5.300%, 11/15/2055	1,539	1,394
Analog Devices
2.950%, 10/01/2051	295	180
2.800%, 10/01/2041	270	188
Apple
4.650%, 02/23/2046	594	513
4.375%, 05/13/2045	300	250
3.850%, 05/04/2043	40	32
3.850%, 08/04/2046	205	156
3.750%, 09/12/2047	150	111
3.450%, 02/09/2045	585	427
2.800%, 02/08/2061	625	337
2.700%, 08/05/2051	1,000	580
2.650%, 05/11/2050	965	563
2.375%, 02/08/2041	335	231
AppLovin
5.950%, 12/01/2054	260	235
Broadcom
5.700%, 01/15/2056	1,135	1,023
3.750%, 02/15/2051	180	121
3.500%, 02/15/2041	565	420
3.137%, 11/15/2035	715	575
Cisco Systems
5.900%, 02/15/2039	396	407
5.300%, 02/26/2054	195	175
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	225	232
6.200%, 01/25/2037 (A)	780	799
Intel
6.200%, 05/15/2066	145	135
6.125%, 05/15/2056	360	339
5.700%, 02/10/2053	105	94
5.625%, 02/10/2043	155	144
5.600%, 02/21/2054	220	193
4.900%, 08/05/2052	460	366
4.750%, 03/25/2050	475	374
4.600%, 03/25/2040	415	359
3.734%, 12/08/2047	1,215	833
3.250%, 11/15/2049	670	413
3.050%, 08/12/2051	315	185
International Business Machines
5.700%, 02/10/2055	910	807
Intuit
5.500%, 09/15/2053	100	87
KLA
5.000%, 03/15/2049	402	351
3.300%, 03/01/2050	115	76
Lam Research
2.875%, 06/15/2050	227	139
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
2.921%, 03/17/2052	$3,308	$1,985
2.675%, 06/01/2060	190	99
NVIDIA
5.625%, 06/15/2056	1,065	956
5.550%, 06/15/2046	1,135	1,043
Oracle
6.850%, 02/04/2066	470	413
6.700%, 02/04/2056	1,400	1,233
6.550%, 02/04/2046	1,050	938
6.000%, 08/03/2055	230	185
5.950%, 09/26/2055	1,614	1,282
5.875%, 09/26/2045	1,791	1,477
5.375%, 07/15/2040	305	254
4.375%, 05/15/2055	1,110	700
4.125%, 05/15/2045	330	218
4.000%, 07/15/2046	1,365	875
4.000%, 11/15/2047	1,691	1,061
3.950%, 03/25/2051	1,783	1,082
3.650%, 03/25/2041	595	402
3.600%, 04/01/2050	390	226
Salesforce
6.550%, 03/15/2056	1,630	1,590
2.900%, 07/15/2051	140	79
ServiceNow
6.300%, 05/15/2056	450	445
Synopsys
5.700%, 04/01/2055	747	692
Texas Instruments
5.050%, 05/18/2063	617	520
		31,747

Materials — 1.0%
Air Products and Chemicals
2.700%, 05/15/2040	250	179
Berry Global
5.650%, 01/15/2034	325	327
BHP Billiton Finance USA
5.750%, 09/05/2055	875	849
5.000%, 09/30/2043	315	287
Dow Chemical
5.950%, 03/15/2055	210	193
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	309
5.550%, 10/25/2042 (A)	520	488
Glencore Funding LLC
3.875%, 04/27/2051 (A)	20	14
3.375%, 09/23/2051 (A)	125	80
International Flavors & Fragrances
5.000%, 09/26/2048	879	751
3.268%, 11/15/2040 (A)	245	180
LYB International Finance III LLC
4.200%, 05/01/2050	375	266

SEI Institutional Investments Trust	257

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Martin Marietta Materials
6.375%, 08/15/2056	$610	$623
5.500%, 12/01/2054	448	408
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	150	143
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	55	53
5.750%, 03/14/2055	354	343
5.125%, 03/09/2053	55	49
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	200	199
U.S. Steel
5.700%, 08/01/2036 (A)	135	132
Vulcan Materials
5.700%, 12/01/2054	329	312
		6,185

Real Estate — 0.5%
American Homes 4 Rent LP
3.375%, 07/15/2051	330	212
American Tower
3.100%, 06/15/2050	300	186
Crown Castle
5.200%, 02/15/2049	90	77
Kilroy Realty
5.875%, 10/15/2035	215	208
Kilroy Realty LP
6.250%, 01/15/2036	325	322
2.650%, 11/15/2033	35	28
Kimco Realty
4.250%, 04/01/2045	55	45
NNN REIT
4.800%, 10/15/2048	85	71
3.000%, 04/15/2052	195	117
Prologis LP
5.250%, 03/15/2054	250	225
Realty Income
5.375%, 09/01/2054	170	158
Regency Centers LP
4.650%, 03/15/2049	365	303
4.400%, 02/01/2047	140	115
Simon Property Group LP
6.750%, 02/01/2040	359	391
3.250%, 09/13/2049	300	196
VICI Properties LP
5.625%, 05/15/2052	220	192
Weyerhaeuser
4.000%, 03/09/2052	125	90
		2,936
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sovereign — 0.0%
Kuwait International Government Bond
5.509%, 07/29/2036 (A)	$245	$245

Telecommunication Services — 0.3%
Beacon Point DC LLC
6.129%, 11/30/2042 (A)	363	344
Sopaipilla Investor LLC
7.534%, 11/30/2048 (A)	1,499	1,536
		1,880

Utilities — 10.4%
AEP Transmission LLC
5.400%, 03/15/2053	245	223
3.800%, 06/15/2049	240	172
Alabama Power
4.300%, 07/15/2048	560	441
3.700%, 12/01/2047	526	378
Ameren Illinois
5.625%, 03/01/2055	647	607
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	280	272
3.250%, 03/01/2050	304	195
American Water Capital
5.700%, 09/01/2055	175	165
Appalachian Power
4.450%, 06/01/2045	650	521
Arizona Public Service
6.250%, 08/15/2056	355	353
3.350%, 05/15/2050	170	110
Baltimore Gas and Electric
4.550%, 06/01/2052	625	495
2.900%, 06/15/2050	300	180
Berkshire Hathaway Energy
6.125%, 04/01/2036	952	990
4.450%, 01/15/2049	575	455
4.250%, 10/15/2050	460	348
Boston Gas
6.119%, 07/20/2053 (A)	145	139
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	74
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	250	228
Chpe LLC
5.875%, 06/29/2046 (A)	315	304
Cleco Power
6.000%, 12/01/2040	210	209
CMS Energy
4.875%, 03/01/2044	922	785
Commonwealth Edison
5.950%, 06/01/2055	130	127
5.850%, 06/01/2056	185	178

258	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 11/15/2045	$865	$698
3.850%, 03/15/2052	385	274
3.700%, 03/01/2045	600	445
3.200%, 11/15/2049	300	194
Connecticut Light and Power
4.000%, 04/01/2048	500	381
Consolidated Edison of New York
6.300%, 08/15/2037	585	614
5.900%, 11/15/2053	86	82
5.875%, 06/15/2056	430	410
5.750%, 11/15/2055	504	473
5.700%, 05/15/2054	415	389
5.500%, 03/15/2055	665	604
4.450%, 03/15/2044	330	274
3.700%, 11/15/2059	800	522
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	153
Consumers Energy
3.100%, 08/15/2050	125	80
Cumberland Combined Cycle Generation LLC
5.821%, 05/15/2056	753	742
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	550	539
4.900%, 08/01/2041	725	640
DTE Electric
5.850%, 05/15/2055	507	490
4.050%, 05/15/2048	355	272
Duke Energy
5.000%, 08/15/2052	783	649
Duke Energy Carolinas LLC
6.000%, 01/15/2038	334	344
5.350%, 01/15/2053	630	568
5.300%, 02/15/2040	440	423
4.250%, 12/15/2041	500	420
Duke Energy Florida LLC
6.400%, 06/15/2038	210	223
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	128
6.350%, 08/15/2038	140	148
4.900%, 07/15/2043	420	375
Duke Energy Ohio
5.550%, 03/15/2054	120	110
Duke Energy Progress LLC
5.550%, 03/15/2055	170	157
4.375%, 03/30/2044	1,305	1,074
4.100%, 05/15/2042	405	330
Electricite de France
6.375%, 01/13/2055 (A)	515	504
6.250%, 04/22/2066 (A)	305	286
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	$950	$981
Enel Finance International
5.750%, 09/30/2055 (A)	350	318
Entergy
6.500%, H15T5Y + 1.878%, 12/15/2056 (B)	295	294
6.100%, H15T5Y + 2.013%, 06/15/2056 (B)	300	294
Entergy Arkansas LLC
5.750%, 06/01/2054	345	326
5.750%, 01/15/2056	125	118
Entergy Louisiana LLC
5.800%, 03/15/2055	740	701
5.700%, 03/15/2054	785	737
4.200%, 04/01/2050	475	359
Entergy Texas
5.000%, 09/15/2052	125	106
3.550%, 09/30/2049	295	201
Essential Utilities
5.300%, 05/01/2052	70	62
4.276%, 05/01/2049	495	382
Evergy Kansas Central
5.700%, 03/15/2053	250	238
Exelon
4.950%, 06/15/2035	230	219
Florida Power & Light
5.960%, 04/01/2039	215	220
5.900%, 06/01/2066	480	458
5.700%, 03/15/2055	925	877
5.690%, 03/01/2040	181	180
5.600%, 06/15/2054	327	306
5.600%, 02/15/2066	1,105	1,008
5.400%, 09/01/2035	715	709
Indiana Michigan Power
5.625%, 04/01/2053	140	131
5.600%, 03/15/2056	185	172
International Transmission
4.625%, 08/15/2043	200	169
Interstate Power and Light
5.450%, 09/30/2054	175	157
3.100%, 11/30/2051	430	264
Jersey Central Power & Light
6.400%, 05/15/2036	925	965
Kentucky Utilities
5.850%, 08/15/2055	425	408
KeySpan Gas East
5.819%, 04/01/2041 (A)	860	826
Louisville Gas and Electric
5.850%, 08/15/2055	325	312
Massachusetts Electric
5.900%, 11/15/2039 (A)	95	94

SEI Institutional Investments Trust	259

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MidAmerican Energy
5.300%, 02/01/2055	$664	$594
4.800%, 09/15/2043	325	284
4.250%, 05/01/2046	300	239
4.250%, 07/15/2049	650	506
Narragansett Electric
4.170%, 12/10/2042 (A)	920	739
Nevada Power
6.000%, 03/15/2054	175	170
NextEra Energy Capital Holdings
6.625%, H15T5Y + 1.685%, 10/01/2066 (B)	845	824
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	180
NiSource
5.650%, 02/01/2045	100	94
Northern States Power
5.650%, 05/15/2055	647	608
5.350%, 11/01/2039	630	613
5.100%, 05/15/2053	200	174
3.400%, 08/15/2042	305	229
Northwest Natural Holding
7.000%, H15T5Y + 2.701%, 09/15/2055 (B)	310	314
NSTAR Electric
4.550%, 06/01/2052	748	602
Oglethorpe Power
5.250%, 09/01/2050	726	638
5.050%, 10/01/2048	520	447
4.500%, 04/01/2047	255	203
Oklahoma Gas and Electric
5.600%, 04/01/2053	600	559
Oncor Electric Delivery LLC
5.800%, 04/01/2055	245	233
5.350%, 10/01/2052	240	216
5.300%, 06/01/2042	215	201
5.250%, 09/30/2040	640	602
4.950%, 09/15/2052	565	479
2.700%, 11/15/2051	330	186
Pacific Gas and Electric
6.750%, 01/15/2053	1,878	1,877
6.150%, 03/01/2055	55	51
6.100%, 10/15/2055	255	234
6.000%, 05/01/2056	470	428
5.900%, 10/01/2054	195	176
5.250%, 03/01/2052	530	435
4.950%, 07/01/2050	1,000	798
4.500%, 07/01/2040	395	328
4.200%, 06/01/2041	255	201
3.500%, 08/01/2050	125	79
3.300%, 08/01/2040	125	90
PacifiCorp
6.000%, 01/15/2039	305	302
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.800%, 01/15/2055	$231	$210
5.500%, 05/15/2054	671	586
5.350%, 12/01/2053	465	398
PECO Energy
5.650%, 09/15/2055	635	596
4.375%, 08/15/2052	125	97
Piedmont Natural Gas
4.650%, 08/01/2043	330	278
Potomac Electric Power
5.500%, 03/15/2054	480	441
PPL Electric Utilities
4.125%, 06/15/2044	830	663
Public Service Electric and Gas
5.300%, 08/01/2054	705	635
Public Service Electric and Gas MTN
5.500%, 03/01/2055	241	223
3.650%, 09/01/2042	380	293
Public Service of Colorado
6.250%, 09/01/2037	250	260
5.850%, 05/15/2055	455	436
4.100%, 06/15/2048	330	252
4.050%, 09/15/2049	78	58
Puget Sound Energy
2.893%, 09/15/2051	190	114
San Diego Gas & Electric
5.950%, 03/15/2056	120	116
3.320%, 04/15/2050	55	35
Sempra
6.000%, 10/15/2039	900	894
3.800%, 02/01/2038	600	493
Southern California Edison
6.200%, 09/15/2055	335	316
5.900%, 03/01/2055	370	332
5.750%, 04/15/2054	20	18
5.450%, 06/01/2052	55	47
4.125%, 03/01/2048	255	183
4.000%, 04/01/2047	105	74
3.900%, 03/15/2043	720	535
Southern California Gas
5.750%, 06/01/2053	460	431
5.600%, 04/01/2054	120	110
3.750%, 09/15/2042	395	304
Southern Gas Capital
4.400%, 06/01/2043	645	533
4.400%, 05/30/2047	300	238
Southwestern Electric Power
6.200%, 03/15/2040	480	490
3.250%, 11/01/2051	720	453
Southwestern Public Service
5.875%, 08/15/2056	585	558
Union Electric
5.550%, 03/15/2056	185	171
5.125%, 03/15/2055	280	244

260	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
8.875%, 11/15/2038	$250	$316
6.300%, 08/15/2056	165	167
5.600%, 09/15/2055	985	907
5.450%, 04/01/2053	305	275
5.350%, 01/15/2054	694	615
4.450%, 02/15/2044	500	414
Vistra Operations LLC
5.700%, 12/30/2034 (A)	350	345
Wisconsin Public Service
6.050%, 08/15/2056	148	147
4.752%, 11/01/2044	230	199
2.850%, 12/01/2051	250	149
Xcel Energy
4.800%, 09/15/2041	50	43
		65,181

Total Corporate Obligations
(Cost $405,494) ($ Thousands)		373,018

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds
5.125%, 08/15/2046	7,710	7,604
5.125%, 08/15/2056	26,058	25,614
5.000%, 05/15/2045	3,505	3,409
5.000%, 05/15/2046	9,785	9,496
5.000%, 05/15/2056	4,900	4,722
4.896%, 11/15/2047 (D)	3,515	1,132
4.893%, 05/15/2050 (D)	3,095	877
4.875%, 08/15/2045	12,995	12,433
4.750%, 02/15/2045	2,645	2,496
4.750%, 11/15/2053	1,650	1,525
4.750%, 05/15/2055	2,340	2,164
4.750%, 08/15/2055	3,715	3,437
4.750%, 02/15/2056	7,141	6,612
4.625%, 05/15/2044	630	588
4.625%, 02/15/2046	9,432	8,722
4.625%, 11/15/2055	2,510	2,275
4.500%, 02/15/2044	2,290	2,106
4.375%, 08/15/2043	9,335	8,483
4.250%, 02/15/2054	1,640	1,396
4.000%, 11/15/2052	680	556
3.794%, 08/15/2043 (D)	9,912	4,073
3.750%, 08/15/2041	1,000	862
3.750%, 11/15/2043	1,245	1,040
3.625%, 08/15/2043	1,367	1,125
3.625%, 02/15/2044	1,871	1,531
3.625%, 05/15/2053	1,511	1,152
3.375%, 11/15/2048	6,295	4,721
3.250%, 05/15/2042	2,595	2,069
3.125%, 11/15/2041	1,580	1,252
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.125%, 02/15/2043	$1,930	$1,492
3.125%, 08/15/2044	2,685	2,027
3.000%, 11/15/2045	4,638	3,371
3.000%, 08/15/2048	6,800	4,776
3.000%, 08/15/2052	897	607
2.875%, 05/15/2052	865	571
2.750%, 08/15/2042	1,020	754
2.750%, 11/15/2042	890	654
2.750%, 11/15/2047	770	521
2.500%, 02/15/2045	8,535	5,759
2.375%, 11/15/2049	890	542
2.375%, 05/15/2051	1,855	1,106
2.250%, 05/15/2041	2,665	1,885
2.250%, 08/15/2046	9,395	5,883
2.250%, 02/15/2052	4,075	2,336
2.000%, 02/15/2050	38,470	21,399
2.000%, 08/15/2051	3,595	1,949
1.875%, 11/15/2051	1,910	999
1.375%, 11/15/2040	425	267
1.375%, 08/15/2050	4,880	2,277
1.250%, 05/15/2050	318	144
1.125%, 08/15/2040	6,469	3,938
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/2056	1,607	1,411
U.S. Treasury Inflation-Protected Securities
1.875%, 01/15/2036	509	486
U.S. Treasury Notes
4.625%, 08/15/2036	19,280	19,093

Total U.S. Treasury Obligations
(Cost $217,945) ($ Thousands)		207,719

SOVEREIGN DEBT — 1.7%
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051(A)	842	513
Chile Government International Bond
5.330%, 01/05/2054	105	96
4.340%, 03/07/2042	235	199
3.860%, 06/21/2047	165	124
3.100%, 01/22/2061	40	23
Indonesia Government International Bond
4.350%, 01/11/2048	350	275
3.700%, 10/30/2049	460	320
Israel Government International Bond
5.875%, 01/13/2056	275	257
3.875%, 07/03/2050	395	275
3.375%, 01/15/2050	490	316

SEI Institutional Investments Trust	261

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
7.375%, 05/13/2055	$95	$97
6.750%, 02/09/2056	790	741
6.400%, 05/07/2054	718	649
6.338%, 05/04/2053	2,292	2,060
5.750%, 10/12/2110	209	163
5.000%, 04/27/2051	955	723
4.400%, 02/12/2052	1,130	775
4.280%, 08/14/2041	209	160
Panama Government International Bond
5.662%, 02/23/2038	85	83
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	120	80
Peruvian Government International Bond
5.875%, 08/08/2054	85	81
Philippine Government International Bond
5.900%, 02/04/2050	775	751
Republic of Poland Government International Bond
5.500%, 04/04/2053	125	112
5.500%, 03/18/2054	425	379
Romanian Government International Bond
7.625%, 01/17/2053(A)	345	360
Saudi Government International Bond
5.875%, 01/12/2056(A)	810	750

Total Sovereign Debt
(Cost $11,287) ($ Thousands)		10,362

MUNICIPAL BONDS — 1.2%
California — 0.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	604
California State, Build America Project, GO
7.350%, 11/01/2039	1,250	1,395
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	324
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	295	299
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	624
University of California, Ser AD, RB
4.858%, 05/15/2112	335	264

		3,510

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	262	272
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	$545	$545

Maryland — 0.0%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	225

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	760	867

New York — 0.2%
City of New York New York, GO
5.392%, 10/01/2055	125	115
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	220	196
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	905	727
		1,038

Texas — 0.2%
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	517
Texas State, Build America Project, GO
5.517%, 04/01/2039	173	172
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	274
		963

Total Municipal Bonds
(Cost $8,214) ($ Thousands)		7,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(E)	3,700	2,064
Tennessee Valley Authority
5.250%, 09/15/2039	285	289
5.250%, 02/01/2055	682	641

Total U.S. Government Agency Obligations
(Cost $3,172) ($ Thousands)		2,994

262	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.1%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC REMICS CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	$23	$23
FNMA REMICS CMO, Ser 2007-68, Cl SC, IO
2.942%, 07/25/2037(B)	7	1
GNMA ARM
5.250%, H15T1Y + 1.500%, 06/20/2032(B)	12	12
GNMA CMO, Ser 2010-4, Cl NS, IO
2.636%, 01/16/2040(B)	24	2
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(E)	1,070	812
		850

Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.642%, TSFR1M + 0.974%, 09/25/2034(B)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	4	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.796%, 12/25/2034(B)	$9	$8
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
4.442%, TSFR1M + 0.774%, 01/25/2045(B)	11	11
		28

Total Mortgage-Backed Securities
(Cost $66) ($ Thousands)		878

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	5,380,727	5,381
Total Cash Equivalent
(Cost $5,381) ($ Thousands)		5,381
Total Investments in Securities — 97.3%
(Cost $651,559) ($ Thousands)		$607,772

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	151	Dec-2026	$31,053	$30,991	$(62)
U.S. 5-Year Treasury Notes	58	Dec-2026	6,152	6,131	(21)
U.S. Long Treasury Bonds	98	Dec-2026	10,651	10,645	(6)
Ultra 10-Year U.S. Treasury Notes	235	Dec-2026	25,811	25,713	(98)
			73,667	73,480	(187)
Short Contracts
U.S. 5-Year Treasury Notes	(165)	Dec-2026	$(17,528)	$(17,441)	$87
U.S. Ultra Long Treasury Bonds	(150)	Dec-2026	(16,638)	(16,505)	133
			(34,166)	(33,946)	220
			$39,501	$39,534	$33

SEI Institutional Investments Trust	263

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Fund (Concluded)

Percentages are based on Net Assets of $624,776 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $35,173 ($ Thousands), representing 5.6% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$17,965	$94,368	$(106,952)	$—	$—	$5,381	$89	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

264	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 83.6%
Communication Services — 8.5%
Alphabet
6.500%, 08/15/2066	$6,325	$6,327
6.375%, 08/15/2056	6,518	6,558
6.250%, 08/15/2046	6,420	6,452
5.700%, 11/15/2075	8,816	7,732
5.650%, 02/15/2056	6,925	6,336
5.450%, 11/15/2055	9,295	8,236
5.350%, 11/15/2045	4,170	3,813
5.300%, 05/15/2065	2,687	2,264
5.250%, 05/15/2055	1,065	920
2.050%, 08/15/2050	1,889	947
1.900%, 08/15/2040	880	561
AppLovin
5.950%, 12/01/2054	1,045	944
AT&T
6.000%, 04/30/2056	1,275	1,161
5.700%, 11/01/2054	1,260	1,102
4.300%, 12/15/2042	500	395
3.650%, 09/15/2059	2,206	1,329
3.550%, 09/15/2055	470	285
3.500%, 09/15/2053	2,857	1,743
Beignet Investor LLC
6.581%, 05/30/2049 (A)	5,163	4,946
Charter Communications Operating LLC / Charter Communications Operating Capital
7.850%, 08/15/2056	350	355
7.337%, 09/01/2041 (A)	353	350
7.087%, 09/01/2038 (A)	646	640
6.484%, 10/23/2045	2,300	2,047
4.800%, 03/01/2050	345	246
Comcast
5.350%, 05/15/2053	1,070	880
4.600%, 08/15/2045	1,150	905
4.049%, 11/01/2052	3,600	2,404
4.000%, 03/01/2048	820	564
3.999%, 11/01/2049	2,225	1,501
3.969%, 11/01/2047	6,150	4,221
3.400%, 07/15/2046	3,835	2,458
2.987%, 11/01/2063	18,376	8,932
2.937%, 11/01/2056	44,355	22,667
2.887%, 11/01/2051	12,827	6,869
2.800%, 01/15/2051	255	135
Discovery Global Holdings
5.050%, 03/15/2042	1,575	1,145
Meta Platforms
6.450%, 05/15/2066	5,133	4,695
6.300%, 05/15/2056	14,477	13,329
6.200%, 05/15/2046	3,680	3,455
5.750%, 05/15/2063	640	528
5.750%, 11/15/2065	3,995	3,280
5.625%, 11/15/2055	14,721	12,269
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 05/15/2053	$725	$609
5.550%, 08/15/2064	9,745	7,779
5.500%, 11/15/2045	9,440	8,192
5.400%, 08/15/2054	9,431	7,646
4.450%, 08/15/2052	3,010	2,160
Paramount Global
5.900%, 10/15/2040	355	266
4.375%, 03/15/2043	3,580	2,268
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (A)	925	882
Sopaipilla Investor LLC
7.534%, 11/30/2048 (A)	6,504	6,663
Space Exploration Technologies
6.650%, 07/15/2056 (A)	10,390	9,247
6.600%, 07/15/2046 (A)	4,485	4,072
5.875%, 07/15/2036 (A)	1,100	1,037
Time Warner Cable LLC
7.300%, 07/01/2038	1,921	1,929
6.750%, 06/15/2039	945	899
5.875%, 11/15/2040	1,416	1,229
5.500%, 09/01/2041	544	453
T-Mobile USA
5.500%, 01/15/2055	2,346	2,040
3.300%, 02/15/2051	1,300	801
3.000%, 02/15/2041	560	395
TWDC Enterprises 18
4.125%, 12/01/2041	1,305	1,082
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,604	1,289
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/2056 (B)	935	902
5.875%, 11/30/2055	1,080	995
3.875%, 03/01/2052	2,434	1,694
3.400%, 03/22/2041	1,135	846
Vodafone Group
6.100%, 06/18/2056	1,175	1,115
Walt Disney
3.600%, 01/13/2051	2,757	1,925
3.500%, 05/13/2040	3,740	2,979
2.750%, 09/01/2049	21,261	12,692
		240,012

Consumer Discretionary — 4.9%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	763
Amazon.com
6.250%, 07/09/2066	2,795	2,693
6.100%, 07/09/2056	12,155	11,739
6.050%, 03/13/2076	4,421	4,081
6.000%, 07/09/2046	3,234	3,149
5.950%, 03/13/2066	9,960	9,167
5.800%, 03/13/2056	18,067	16,665

SEI Institutional Investments Trust	265

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 03/13/2046	$3,705	$3,474
5.550%, 11/20/2065	1,355	1,174
5.450%, 11/20/2055	2,070	1,828
4.050%, 08/22/2047	3,486	2,598
3.950%, 04/13/2052	3,811	2,699
3.250%, 05/12/2061	11,021	6,293
3.100%, 05/12/2051	6,454	3,917
2.875%, 05/12/2041	845	602
2.700%, 06/03/2060	5,500	2,796
2.500%, 06/03/2050	7,515	4,072
Carnival
5.750%, 08/01/2032 (A)	5,000	4,948
Emory University
2.969%, 09/01/2050	600	372
Ford Foundation
2.815%, 06/01/2070	795	426
Georgetown University
4.315%, 04/01/2049	1,510	1,196
Home Depot
5.950%, 04/01/2041	795	812
5.300%, 06/25/2054	3,600	3,254
4.500%, 12/06/2048	3,255	2,657
4.400%, 03/15/2045	4,975	4,107
4.250%, 04/01/2046	3,497	2,810
4.200%, 04/01/2043	1,620	1,339
3.900%, 06/15/2047	15,403	11,590
3.350%, 04/15/2050	3,670	2,445
3.300%, 04/15/2040	2,015	1,569
3.125%, 12/15/2049	2,590	1,659
2.750%, 09/15/2051	2,965	1,720
2.375%, 03/15/2051	6,539	3,517
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,144
Lowe's
5.625%, 04/15/2053	215	197
4.250%, 04/01/2052	800	596
3.700%, 04/15/2046	2,116	1,520
Massachusetts Institute of Technology
5.618%, 06/01/2055	835	819
3.067%, 04/01/2052	2,540	1,625
NIKE
3.250%, 03/27/2040	3,740	2,878
Northwestern University
3.688%, 12/01/2038	1,040	899
Rockefeller Foundation
2.492%, 10/01/2050	3,660	2,092
Starbucks
3.350%, 03/12/2050	805	526
Trustees of Boston College
3.042%, 07/01/2057	680	405
University of Southern California
3.841%, 10/01/2047	1,125	870
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.028%, 10/01/2039	$2,800	$2,243
		137,945

Consumer Staples — 3.9%
Altria Group
10.200%, 02/06/2039	1,136	1,536
9.950%, 11/10/2038	500	657
3.400%, 02/04/2041	1,968	1,452
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	43,892	38,429
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,517
8.000%, 11/15/2039	3,386	4,089
5.550%, 01/23/2049	7,695	7,259
BAT Capital
4.390%, 08/15/2037	795	706
3.734%, 09/25/2040	335	264
Church & Dwight
5.000%, 06/15/2052	727	633
Coca-Cola
5.400%, 05/13/2064	2,720	2,497
5.200%, 01/14/2055	2,510	2,287
2.500%, 03/15/2051	1,700	963
Hormel Foods
3.050%, 06/03/2051	1,205	751
Imperial Brands Finance
5.500%, 07/07/2036 (A)	470	456
JBS
6.500%, 12/01/2052	355	344
6.400%, 05/10/2057 (A)	3,330	3,194
Kenvue
5.050%, 03/22/2053	1,450	1,261
Kimberly-Clark
3.900%, 05/04/2047	1,000	762
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,255
Mars
5.700%, 05/01/2055 (A)	5,715	5,401
5.650%, 05/01/2045 (A)	6,280	6,023
PepsiCo
4.650%, 02/15/2053	3,349	2,809
3.450%, 10/06/2046	5,700	4,079
Philip Morris International
4.875%, 11/15/2043	2,565	2,255
4.500%, 03/20/2042	4,900	4,188
4.125%, 03/04/2043	586	474
3.875%, 08/21/2042	1,220	962
Reynolds American
8.125%, 05/01/2040	2,390	2,760
Target
2.950%, 01/15/2052	1,710	1,045

266	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
4.500%, 09/09/2052	$1,735	$1,435
4.500%, 04/15/2053	3,989	3,294
2.650%, 09/22/2051	4,500	2,648
2.500%, 09/22/2041	3,226	2,237
		109,922

Energy — 5.4%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	1,505	1,438
BP Capital Markets America
4.812%, 02/13/2033	3,185	3,120
3.379%, 02/08/2061	9,456	5,862
3.001%, 03/17/2052	15	9
3.000%, 02/24/2050	1,467	918
2.939%, 06/04/2051	3,410	2,073
2.772%, 11/10/2050	3,592	2,128
Cenovus Energy
6.750%, 11/15/2039	420	453
ConocoPhillips
5.700%, 09/15/2063	775	721
5.550%, 03/15/2054	705	653
5.300%, 05/15/2053	325	291
4.300%, 11/15/2044	3,260	2,672
4.025%, 03/15/2062	14,609	10,200
3.800%, 03/15/2052	1,860	1,317
Diamondback Energy
5.750%, 04/18/2054	1,036	979
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	1,264	1,152
Enbridge
6.700%, 11/15/2053	1,175	1,237
Energy Transfer LP
6.050%, 06/01/2041	2,245	2,212
5.150%, 03/15/2045	2,300	1,991
Eni SpA
6.000%, 05/18/2056 (A)	1,305	1,246
5.700%, 10/01/2040 (A)	1,900	1,813
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,311
6.125%, 10/15/2039	1,140	1,180
5.550%, 02/16/2055	10,247	9,565
5.200%, 01/15/2036	900	884
4.900%, 05/15/2046	6,690	5,823
4.850%, 08/15/2042	3,600	3,211
4.850%, 03/15/2044	1,205	1,060
3.700%, 01/31/2051	370	261
3.300%, 02/15/2053	310	199
EOG Resources
5.950%, 07/15/2055	400	392
5.650%, 12/01/2054	265	249
4.950%, 04/15/2050	1,495	1,288
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinor
5.100%, 08/17/2040	$2,700	$2,562
4.800%, 11/08/2043	699	624
3.625%, 04/06/2040	2,340	1,897
3.250%, 11/18/2049	1,275	849
Exxon Mobil
4.327%, 03/19/2050	5,038	4,029
4.227%, 03/19/2040	3,095	2,715
4.114%, 03/01/2046	885	708
3.452%, 04/15/2051	14,252	9,774
3.095%, 08/16/2049	690	447
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,091
Hess
6.000%, 01/15/2040	3,020	3,114
5.600%, 02/15/2041	3,035	2,994
MPLX LP
6.200%, 09/15/2055	340	330
4.500%, 04/15/2038	656	581
Northern Natural Gas
4.300%, 01/15/2049 (A)	2,000	1,535
Occidental Petroleum
6.450%, 09/15/2036	1,500	1,582
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	2,045	2,000
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	1,485	1,342
Shell Finance US
6.375%, 12/15/2038	2,751	2,944
5.500%, 03/25/2040	315	311
5.125%, 10/15/2041	350	327
4.550%, 08/12/2043	1,590	1,358
4.375%, 05/11/2045	10,260	8,436
4.000%, 05/10/2046	1,960	1,518
3.750%, 09/12/2046	6,859	5,109
3.250%, 04/06/2050	150	99
3.000%, 11/26/2051	6,787	4,186
Shell International Finance BV
3.625%, 08/21/2042	1,130	877
Suncor Energy
5.950%, 12/01/2034	243	249
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,317
TotalEnergies Capital
5.638%, 04/05/2064	2,005	1,867
5.488%, 04/05/2054	1,600	1,491
5.425%, 09/10/2064	595	535
5.275%, 09/10/2054	1,585	1,432
TotalEnergies Capital International
3.127%, 05/29/2050	12,095	7,783
2.986%, 06/29/2041	1,165	848

SEI Institutional Investments Trust	267

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line LLC
5.750%, 03/15/2056	$2,067	$1,938
		150,707

Financials — 17.0%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,227	2,014
Alleghany
4.900%, 09/15/2044	1,170	1,015
Allstate
4.500%, 06/15/2043	278	233
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,425	993
Apollo Global Management
5.800%, 05/21/2054	2,795	2,591
Arch Capital Group
5.950%, 06/15/2056	5,580	5,412
Arthur J Gallagher
5.550%, 02/15/2055	2,155	1,946
Athene Holding
6.250%, 04/01/2054	255	228
6.150%, 08/15/2036	1,240	1,227
Bank of America
7.750%, 05/14/2038	450	521
6.000%, 10/15/2036	3,980	4,080
5.489%, SOFR + 1.572%, 04/23/2037 (B)	2,320	2,252
3.311%, SOFR + 1.580%, 04/22/2042 (B)	18,769	14,003
Bank of America MTN
5.875%, 02/07/2042	500	503
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	605	538
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	11,045	8,340
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,225	4,440
2.676%, SOFR + 1.930%, 06/19/2041 (B)	35,323	24,704
Berkshire Hathaway Finance
4.300%, 05/15/2043	1,300	1,101
4.200%, 08/15/2048	1,575	1,228
3.850%, 03/15/2052	5,905	4,244
2.850%, 10/15/2050	2,731	1,642
BlackRock Funding
5.350%, 01/08/2055	3,570	3,246
5.250%, 03/14/2054	3,280	2,951
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	3,162	3,170
Blue Owl Finance LLC
6.750%, 08/18/2036	605	604
Brookfield Asset Management
6.077%, 09/15/2055	3,608	3,504
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Finance
5.813%, 03/03/2055	$2,219	$2,059
Brookfield Finance LLC
3.450%, 04/15/2050	490	319
Capital One Financial
5.399%, SOFR + 1.508%, 01/30/2037 (B)	4,400	4,242
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,302	1,214
Charles Schwab
5.655%, SOFR + 1.320%, 08/12/2037 (B)	1,085	1,081
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,420	1,548
4.350%, 11/03/2045	2,605	2,145
3.050%, 12/15/2061	2,140	1,223
Citigroup
8.125%, 07/15/2039	3,750	4,549
5.612%, SOFR + 1.746%, 03/04/2056 (B)	5,055	4,725
5.316%, SOFR + 4.548%, 03/26/2041 (B)	4,000	3,823
5.174%, SOFR + 1.488%, 09/11/2036 (B)	1,000	971
4.650%, 07/30/2045	384	325
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,580	3,019
2.904%, SOFR + 1.379%, 11/03/2042 (B)	1,863	1,302
Citigroup Capital III
7.625%, 12/01/2036	890	983
CME Group
4.150%, 06/15/2048	1,384	1,096
CSL Finance PLC
5.106%, 04/03/2034 (A)	915	900
4.750%, 04/27/2052 (A)	2,519	2,071
4.625%, 04/27/2042 (A)	320	276
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	780
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,834
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	831
4.747%, SOFR + 3.231%, 11/01/2057 (A)(B)	310	266
Global Atlantic Finance
6.750%, 03/15/2054 (A)	1,060	984
Goldman Sachs Capital I
6.345%, 02/15/2034	4,775	4,884
Goldman Sachs Group
6.250%, 02/01/2041	1,404	1,444

268	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.215%, SOFR + 1.820%, 07/21/2057 (B)	$8,005	$7,919
5.734%, SOFR + 1.696%, 01/28/2056 (B)	4,165	3,858
5.561%, SOFR + 1.580%, 11/19/2045 (B)	5,980	5,558
5.541%, SOFR + 1.320%, 01/21/2047 (B)	2,280	2,100
5.150%, 05/22/2045	395	346
5.065%, SOFR + 1.190%, 01/21/2037 (B)	615	584
4.939%, SOFR + 1.330%, 10/21/2036 (B)	1,245	1,176
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	13,965	12,191
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	2,730	2,315
3.436%, SOFR + 1.632%, 02/24/2043 (B)	760	557
3.210%, SOFR + 1.513%, 04/22/2042 (B)	1,748	1,263
2.908%, SOFR + 1.472%, 07/21/2042 (B)	4,600	3,174
Goldman Sachs Group MTN
4.800%, 07/08/2044	3,883	3,317
HSBC Bank USA
7.000%, 01/15/2039	7,217	7,926
HSBC Holdings PLC
6.500%, 09/15/2037	2,700	2,836
6.332%, SOFR + 2.650%, 03/09/2044 (B)	1,415	1,450
5.729%, SOFR + 1.470%, 08/14/2037 (B)	1,240	1,229
Intercontinental Exchange
5.400%, 09/01/2036	1,260	1,253
4.250%, 09/21/2048	1,980	1,550
JPMorgan Chase
5.803%, H15T5Y + 1.250%, 07/23/2041 (B)	1,500	1,483
5.600%, 07/15/2041	2,670	2,627
5.576%, SOFR + 1.635%, 07/23/2036 (B)	900	896
5.534%, SOFR + 1.550%, 11/29/2045 (B)	4,920	4,691
5.500%, 10/15/2040	2,410	2,367
5.400%, 01/06/2042	889	856
5.148%, SOFR + 1.260%, 04/23/2037 (B)	3,180	3,076
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,125	860
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	8,915	6,721
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	7,115	5,309
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	$19,395	$16,653
3.328%, SOFR + 1.580%, 04/22/2052 (B)	1,730	1,141
3.157%, TSFR3M + 1.460%, 04/22/2042 (B)	8,901	6,547
3.109%, SOFR + 2.440%, 04/22/2051 (B)	3,855	2,453
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	370	277
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	6,015	4,090
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	981
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	2,702	2,357
Lloyds Banking Group PLC
5.668%, H15T1Y + 0.820%, 02/10/2047 (B)	3,909	3,698
4.943%, H15T1Y + 0.970%, 11/04/2036 (B)	3,090	2,925
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	2,679	1,982
Marsh & McLennan
5.700%, 09/15/2053	1,145	1,077
5.450%, 03/15/2053	1,030	935
5.400%, 03/15/2055	2,092	1,880
4.900%, 03/15/2049	2,832	2,404
4.350%, 01/30/2047	1,120	894
4.200%, 03/01/2048	3,500	2,712
2.900%, 12/15/2051	1,175	699
Massachusetts Mutual Life Insurance
5.950%, 06/01/2056 (A)	2,315	2,167
4.900%, 04/01/2077 (A)	2,690	2,037
Mastercard
3.950%, 02/26/2048	1,070	812
3.850%, 03/26/2050	5,551	4,113
MetLife
5.250%, 01/15/2054	750	667
5.000%, 07/15/2052	4,385	3,765
4.875%, 11/13/2043	2,100	1,860
4.721%, 12/15/2044	3,030	2,600
4.050%, 03/01/2045	1,195	935
Mitsubishi UFJ Financial Group
6.049%, H15T1Y + 0.930%, 07/24/2047 (B)	415	413
Moody's
4.875%, 12/17/2048	1,766	1,499
2.550%, 08/18/2060	2,874	1,379
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (B)	10,065	9,800
5.664%, SOFR + 1.757%, 04/17/2036 (B)	2,035	2,040

SEI Institutional Investments Trust	269

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.605%, SOFRINDX + 1.429%, 07/17/2037 (B)	$660	$653
5.516%, SOFR + 1.710%, 11/19/2055 (B)	5,515	5,047
5.296%, SOFRINDX + 1.410%, 04/10/2037 (B)	5,885	5,692
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,943	3,506
3.217%, SOFR + 1.485%, 04/22/2042 (B)	5,850	4,300
Morgan Stanley MTN
4.892%, SOFR + 1.314%, 10/22/2036 (B)	910	860
4.375%, 01/22/2047	115	93
4.300%, 01/27/2045	3,375	2,734
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	7,710	6,543
2.802%, SOFR + 1.430%, 01/25/2052 (B)	685	402
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(B)	995	972
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,286
4.350%, 04/30/2050 (A)	2,220	1,634
New York Life Global Funding MTN
5.350%, 01/23/2035 (A)	1,000	995
New York Life Insurance
6.750%, 11/15/2039 (A)	3,380	3,642
3.750%, 05/15/2050 (A)	1,460	1,027
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	2,035	2,006
6.050%, 06/30/2056 (A)	1,230	1,201
3.625%, 09/30/2059 (A)	3,140	2,012
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(B)	388	294
PayPal Holdings
3.250%, 06/01/2050	1,450	946
Progressive
3.700%, 03/15/2052	3,845	2,700
Prudential Financial MTN
5.700%, 12/14/2036	1,663	1,684
3.700%, 03/13/2051	2,850	1,980
Raymond James Financial
4.950%, 07/15/2046	1,004	871
3.750%, 04/01/2051	2,294	1,598
S&P Global
3.900%, 03/01/2062	550	377
3.250%, 12/01/2049	2,966	1,953
2.300%, 08/15/2060	1,184	549
Sammons Financial Group
5.950%, 06/15/2036 (A)	515	491
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
5.796%, SOFR + 1.780%, 07/08/2046 (B)	$1,010	$966
Teachers Insurance & Annuity Association of America
6.050%, 06/15/2056 (A)	3,818	3,679
4.900%, 09/15/2044 (A)	2,830	2,434
4.270%, 05/15/2047 (A)	2,943	2,268
3.300%, 05/15/2050 (A)	2,650	1,690
Travelers
5.450%, 05/25/2053	3,200	2,952
4.600%, 08/01/2043	3,295	2,844
4.100%, 03/04/2049	3,783	2,911
4.050%, 03/07/2048	1,300	998
Travelers MTN
6.250%, 06/15/2037	700	743
Truist Financial MTN
5.281%, SOFR + 1.414%, 04/23/2037 (B)	1,260	1,217
UBS
4.500%, 06/26/2048	2,015	1,682
UBS Group
5.580%, SOFR + 1.760%, 05/09/2036 (A)(B)	1,850	1,840
Visa
4.300%, 12/14/2045	5,480	4,524
2.000%, 08/15/2050	5,660	2,905
Wells Fargo
6.600%, 01/15/2038	9,110	9,718
5.950%, 08/26/2036	4,310	4,387
5.950%, 12/15/2036	1,002	986
5.850%, 02/01/2037	8,552	8,619
5.433%, SOFR + 1.230%, 01/23/2047 (B)	3,260	3,003
3.900%, 05/01/2045	1,634	1,246
3.068%, SOFR + 2.530%, 04/30/2041 (B)	4,070	2,993
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	16,607	14,253
4.900%, 11/17/2045	1,410	1,185
4.750%, 12/07/2046	4,105	3,358
4.650%, 11/04/2044	1,965	1,608
4.611%, SOFR + 2.130%, 04/25/2053 (B)	3,115	2,499
4.400%, 06/14/2046	6,110	4,781
XL Group
5.250%, 12/15/2043	2,385	2,185
		477,426

Health Care — 13.7%
Abbott Laboratories
5.600%, 03/15/2066	3,655	3,411
5.500%, 03/15/2056	11,395	10,675

270	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 05/27/2040	$1,305	$1,274
4.900%, 11/30/2046	4,765	4,232
AbbVie
6.000%, 09/15/2056	4,903	4,872
5.650%, 03/15/2066	1,005	936
5.600%, 03/15/2055	980	923
5.550%, 03/15/2056	3,064	2,865
5.500%, 03/15/2064	2,525	2,295
5.400%, 03/15/2054	12,024	11,006
5.350%, 03/15/2044	3,344	3,153
4.875%, 11/14/2048	1,040	896
4.750%, 03/15/2045	5,910	5,126
4.700%, 05/14/2045	3,459	2,974
4.400%, 11/06/2042	635	541
4.250%, 11/21/2049	21,066	16,415
Advocate Health & Hospitals
4.272%, 08/15/2048	1,592	1,270
Allina Health System
4.805%, 11/15/2045	1,556	1,327
Amgen
4.875%, 03/01/2053	530	441
4.400%, 05/01/2045	1,655	1,351
Ascension Health
4.923%, 11/15/2035	1,410	1,360
4.847%, 11/15/2053	520	445
3.945%, 11/15/2046	1,166	902
3.106%, 11/15/2039	2,895	2,224
AstraZeneca PLC
6.450%, 09/15/2037	1,379	1,488
4.375%, 11/16/2045	3,394	2,823
Banner Health
2.907%, 01/01/2042	1,661	1,184
Baptist Health South Florida
4.342%, 11/15/2041	610	522
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	4,748	3,830
4.700%, 07/15/2064 (A)	760	557
4.400%, 07/15/2044 (A)	2,555	1,992
3.950%, 04/15/2045 (A)	1,289	930
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	910	945
6.375%, 07/20/2056 (A)	2,820	2,736
6.250%, 07/20/2046 (A)	1,995	1,931
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,150	936
Bristol-Myers Squibb
5.550%, 02/22/2054	4,495	4,174
4.550%, 02/20/2048	1,519	1,247
4.250%, 10/26/2049	11,530	8,941
3.900%, 03/15/2062	1,555	1,061
3.700%, 03/15/2052	8,564	5,968
3.550%, 03/15/2042	1,060	814
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carilion Clinic Obligated Group
3.147%, 07/01/2051	$535	$326
Children's Hospital Medical Center
2.820%, 11/15/2050	780	470
Cigna Group
3.875%, 10/15/2047	600	439
City of Hope
5.623%, 11/15/2043	920	866
CommonSpirit Health
5.662%, 09/01/2055	255	235
5.580%, 09/01/2045	1,080	1,014
4.975%, 09/01/2035	1,030	980
4.187%, 10/01/2049	665	501
CVS Health
5.050%, 03/25/2048	2,590	2,192
4.780%, 03/25/2038	2,950	2,680
Danaher
2.800%, 12/10/2051	1,315	779
Elevance Health
6.100%, 10/15/2052	350	341
5.850%, 11/01/2064	440	408
5.700%, 02/15/2055	1,205	1,113
5.650%, 06/15/2054	1,136	1,041
Eli Lilly
5.700%, 05/20/2066	510	486
5.650%, 10/15/2065	3,881	3,661
5.600%, 05/20/2056	1,485	1,417
5.550%, 10/15/2055	580	550
5.500%, 02/12/2055	725	683
5.200%, 08/14/2064	1,756	1,542
5.100%, 02/09/2064	3,242	2,801
5.050%, 08/14/2054	2,840	2,505
5.000%, 02/09/2054	5,000	4,384
4.950%, 02/27/2063	3,464	2,919
4.875%, 02/27/2053	800	687
3.950%, 03/15/2049	3,515	2,679
2.250%, 05/15/2050	3,675	1,993
GE HealthCare Technologies
6.377%, 11/22/2052	680	694
Gilead Sciences
5.500%, 11/15/2054	5,880	5,496
4.800%, 04/01/2044	750	660
4.750%, 03/01/2046	6,895	5,948
4.500%, 02/01/2045	2,500	2,102
4.150%, 03/01/2047	2,160	1,699
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,729	3,974
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,708	2,485
3.200%, 06/01/2050 (A)	3,875	2,411
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	994

SEI Institutional Investments Trust	271

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
8.150%, 06/15/2038	$1,510	$1,731
4.625%, 12/01/2042	505	415
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,645	1,254
Johnson & Johnson
4.850%, 05/15/2041	3,437	3,254
3.625%, 03/03/2037	790	691
2.100%, 09/01/2040	1,335	901
Kaiser Foundation Hospitals
4.150%, 05/01/2047	710	562
3.266%, 11/01/2049	1,500	992
2.810%, 06/01/2041	6,970	4,960
Mass General Brigham
3.765%, 07/01/2048	650	486
3.192%, 07/01/2049	2,002	1,316
Memorial Health Services
3.447%, 11/01/2049	2,505	1,677
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	211
4.125%, 07/01/2052	2,150	1,649
Merck
5.750%, 05/22/2046	1,085	1,060
5.700%, 09/15/2055	6,099	5,836
5.700%, 12/04/2065	965	909
5.550%, 12/04/2055	3,190	2,982
5.500%, 03/15/2046	2,720	2,584
5.000%, 05/17/2053	3,295	2,849
4.900%, 05/17/2044	2,325	2,070
4.750%, 12/04/2035	460	439
4.150%, 05/18/2043	1,305	1,072
4.000%, 03/07/2049	550	415
3.900%, 03/07/2039	1,195	1,016
3.700%, 02/10/2045	6,010	4,530
2.900%, 12/10/2061	2,411	1,315
2.750%, 12/10/2051	1,330	774
2.350%, 06/24/2040	1,540	1,063
Merck Sharp & Dohme LLC
5.750%, 11/15/2036	1,200	1,254
Northwell Healthcare
4.260%, 11/01/2047	605	474
Novant Health
3.168%, 11/01/2051	2,000	1,260
Novartis Capital
5.700%, 03/18/2056	4,860	4,716
5.600%, 03/18/2046	4,940	4,799
4.400%, 05/06/2044	90	76
4.000%, 11/20/2045	775	614
NYU Langone Hospitals
5.750%, 07/01/2043	1,440	1,419
4.368%, 07/01/2047	1,410	1,151
Orlando Health Obligated Group
3.327%, 10/01/2050	710	478
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PeaceHealth Obligated Group
4.787%, 11/15/2048	$997	$835
3.218%, 11/15/2050	3,325	2,160
Pfizer
4.300%, 06/15/2043	2,500	2,074
4.200%, 09/15/2048	4,560	3,552
4.100%, 09/15/2038	1,900	1,667
3.900%, 03/15/2039	1,685	1,427
2.550%, 05/28/2040	575	403
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	8,750	7,825
5.110%, 05/19/2043	8,885	8,123
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,104
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	543
Roche Holdings
5.218%, 03/08/2054 (A)	2,444	2,240
2.607%, 12/13/2051 (A)	700	404
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,474
Sharp HealthCare
2.680%, 08/01/2050	1,350	788
Stanford Health Care
3.795%, 11/15/2048	4,027	2,993
Sutter Health
5.547%, 08/15/2053	1,378	1,295
Takeda Pharmaceutical
5.650%, 07/05/2054	500	467
3.175%, 07/09/2050	1,360	863
3.025%, 07/09/2040	700	512
Thermo Fisher Scientific
5.546%, 02/12/2046	3,830	3,651
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,171
5.950%, 02/15/2041	770	779
5.950%, 06/15/2055	1,000	980
5.875%, 02/15/2053	7,776	7,473
5.750%, 07/15/2064	1,773	1,638
5.625%, 07/15/2054	13,948	12,947
5.500%, 07/15/2044	2,720	2,568
5.500%, 04/15/2064	2,645	2,348
5.375%, 04/15/2054	300	268
5.050%, 04/15/2053	80	69
4.750%, 07/15/2045	3,665	3,130
4.750%, 05/15/2052	2,985	2,445
4.450%, 12/15/2048	13,244	10,564
4.250%, 04/15/2047	1,380	1,087
4.250%, 06/15/2048	6,545	5,098
4.200%, 01/15/2047	727	568
3.950%, 10/15/2042	6,055	4,838
3.750%, 10/15/2047	705	510

272	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2049	$1,426	$1,004
3.500%, 08/15/2039	4,135	3,304
3.250%, 05/15/2051	8,245	5,283
3.050%, 05/15/2041	7,601	5,531
2.900%, 05/15/2050	245	148
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	549
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,475	1,238
Wyeth LLC
5.950%, 04/01/2037	12,159	12,536
		386,876
Industrials — 6.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,050	1,002
3.850%, 10/29/2041	535	418
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	557	541
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,776	1,119
Boeing
7.008%, 05/01/2064	925	999
5.805%, 05/01/2050	4,670	4,402
5.705%, 05/01/2040	1,765	1,736
3.750%, 02/01/2050	785	544
Burlington Northern Santa Fe LLC
5.800%, 03/15/2056	2,245	2,179
5.550%, 03/15/2056	295	276
5.500%, 03/15/2055	1,405	1,306
5.200%, 04/15/2054	1,530	1,363
5.150%, 09/01/2043	1,130	1,050
4.900%, 04/01/2044	7,266	6,498
4.550%, 09/01/2044	3,295	2,805
4.450%, 03/15/2043	560	480
4.450%, 01/15/2053	2,859	2,280
4.400%, 03/15/2042	1,800	1,548
4.375%, 09/01/2042	255	217
4.150%, 04/01/2045	9,450	7,578
4.050%, 06/15/2048	1,825	1,401
3.300%, 09/15/2051	3,710	2,419
3.050%, 02/15/2051	2,205	1,381
2.875%, 06/15/2052	4,335	2,574
Canadian National Railway
4.500%, 11/07/2043	1,720	1,439
4.400%, 08/05/2052	751	603
3.650%, 02/03/2048	1,295	934
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,385
5.500%, 03/15/2056	605	560
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar
4.750%, 05/15/2064	$435	$363
CSX
4.900%, 03/15/2055	7,445	6,346
4.500%, 11/15/2052	1,235	991
4.500%, 08/01/2054	1,625	1,299
4.300%, 03/01/2048	850	677
3.350%, 09/15/2049	2,380	1,595
Cummins
2.600%, 09/01/2050	1,800	1,032
Deere
5.700%, 01/19/2055	1,410	1,384
5.450%, 01/16/2035	1,757	1,783
2.875%, 09/07/2049	2,558	1,609
Eaton
5.450%, 03/06/2056	3,533	3,303
Emerson Electric
2.800%, 12/21/2051	3,086	1,834
GE Vernova
5.500%, 02/04/2056	850	788
General Dynamics
4.250%, 04/01/2040	970	843
4.250%, 04/01/2050	200	160
Honeywell Aerospace
5.852%, 03/16/2066	2,290	2,179
5.732%, 03/16/2056	8,392	7,974
5.622%, 03/16/2046	3,863	3,690
L3Harris Technologies
5.500%, 08/15/2054	590	546
Lockheed Martin
5.200%, 02/15/2055	2,490	2,231
5.200%, 02/15/2064	3,500	3,067
4.700%, 05/15/2046	300	258
4.300%, 06/15/2062	2,291	1,712
4.090%, 09/15/2052	6,552	4,931
4.070%, 12/15/2042	5,506	4,511
2.800%, 06/15/2050	1,000	600
Norfolk Southern
4.837%, 10/01/2041	4,015	3,614
3.700%, 03/15/2053	500	344
Northrop Grumman
5.200%, 06/01/2054	750	667
4.950%, 03/15/2053	280	240
4.030%, 10/15/2047	15	12
RTX
6.400%, 03/15/2054	1,498	1,569
6.125%, 07/15/2038	295	308
4.625%, 11/16/2048	1,085	902
4.500%, 06/01/2042	2,405	2,082
3.750%, 11/01/2046	2,039	1,509
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	215	181
2.875%, 03/11/2041 (A)	2,840	2,063

SEI Institutional Investments Trust	273

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Funding BV
5.900%, 05/28/2065 (A)	$1,700	$1,661
5.800%, 05/28/2055 (A)	2,070	2,033
Snap-on
4.100%, 03/01/2048	3,626	2,800
TTX
4.600%, 02/01/2049 (A)	2,592	2,160
Union Pacific
4.950%, 05/15/2053	180	154
3.875%, 02/01/2055	1,970	1,403
3.839%, 03/20/2060	16,679	11,420
3.500%, 02/14/2053	3,655	2,447
3.375%, 02/14/2042	705	536
2.973%, 09/16/2062	2,515	1,387
2.950%, 03/10/2052	13,813	8,358
Union Pacific MTN
3.550%, 08/15/2039	795	650
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	977	995
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,307	1,308
United Parcel Service
6.200%, 01/15/2038	1,297	1,371
6.050%, 05/14/2065	1,280	1,255
5.500%, 05/22/2054	1,035	955
5.050%, 03/03/2053	5,019	4,344
Waste Management
5.350%, 10/15/2054	5,186	4,787
WW Grainger
4.600%, 06/15/2045	648	559
		170,817
Information Technology — 6.0%
Amphenol
5.300%, 11/15/2055	6,651	6,023
Analog Devices
2.950%, 10/01/2051	6,297	3,831
2.800%, 10/01/2041	1,060	740
Apple
4.650%, 02/23/2046	1,360	1,175
4.375%, 05/13/2045	4,645	3,875
3.850%, 05/04/2043	500	398
3.850%, 08/04/2046	14,189	10,787
3.750%, 09/12/2047	6,200	4,594
3.750%, 11/13/2047	155	115
3.450%, 02/09/2045	8,815	6,441
2.950%, 09/11/2049	3,020	1,889
2.850%, 08/05/2061	5,015	2,721
2.700%, 08/05/2051	3,550	2,061
2.650%, 05/11/2050	2,575	1,501
2.650%, 02/08/2051	11,215	6,465
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 02/08/2041	$1,225	$843
Applied Materials
4.350%, 04/01/2047	1,381	1,131
Broadcom
5.700%, 01/15/2056	12,781	11,514
3.500%, 02/15/2041	1,780	1,322
3.187%, 11/15/2036	535	422
Cisco Systems
5.900%, 02/15/2039	2,845	2,920
5.350%, 02/26/2064	2,325	2,058
5.300%, 02/26/2054	3,987	3,583
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	1,610	1,656
6.100%, 01/25/2036 (A)	950	968
Intel
6.200%, 05/15/2066	655	610
6.125%, 05/15/2056	1,605	1,514
5.600%, 02/21/2054	1,635	1,433
3.734%, 12/08/2047	155	106
International Business Machines
5.700%, 02/10/2055	7,675	6,809
4.150%, 05/15/2039	2,950	2,469
4.000%, 06/20/2042	1,090	848
Intuit
5.500%, 09/15/2053	630	547
KLA
4.950%, 07/15/2052	3,272	2,806
3.300%, 03/01/2050	455	300
Lam Research
2.875%, 06/15/2050	2,853	1,749
Microsoft
3.041%, 03/17/2062	10,558	5,945
2.921%, 03/17/2052	14,064	8,440
2.525%, 06/01/2050	14,401	8,108
NVIDIA
5.625%, 06/15/2056	7,450	6,689
5.550%, 06/15/2046	10,268	9,438
Oracle
6.850%, 02/04/2066	2,130	1,870
6.700%, 02/04/2056	3,675	3,237
6.550%, 02/04/2046	1,740	1,554
5.950%, 09/26/2055	470	373
4.125%, 05/15/2045	850	561
4.000%, 07/15/2046	1,336	857
3.950%, 03/25/2051	2,275	1,380
3.600%, 04/01/2040	3,233	2,241
QUALCOMM
4.300%, 05/20/2047	2,745	2,138
Salesforce
6.550%, 03/15/2056	11,207	10,936
6.400%, 03/15/2046	228	224
2.900%, 07/15/2051	4,285	2,412

274	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ServiceNow
6.300%, 05/15/2056	$1,145	$1,133
Synopsys
5.700%, 04/01/2055	630	583
Texas Instruments
5.150%, 02/08/2054	975	867
5.050%, 05/18/2063	3,595	3,028
		170,238
Materials — 1.1%
Barrick North America Finance LLC
5.750%, 05/01/2043	1,550	1,500
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,020	2,036
BHP Billiton Finance USA
5.750%, 09/05/2055	3,435	3,333
5.000%, 02/15/2036	1,320	1,288
5.000%, 09/30/2043	4,115	3,752
Ecolab
2.700%, 12/15/2051	1,590	921
FMC
6.375%, 05/18/2053	1,403	1,110
Glencore Finance Canada
6.900%, 11/15/2037 (A)	345	373
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,195	3,141
5.893%, 04/04/2054 (A)	860	819
5.673%, 04/01/2035 (A)	1,705	1,711
5.508%, 04/01/2036 (A)	2,615	2,571
3.875%, 04/27/2051 (A)	1,385	971
3.375%, 09/23/2051 (A)	255	163
International Flavors & Fragrances
5.000%, 09/26/2048	1,063	908
4.375%, 06/01/2047	105	83
3.268%, 11/15/2040 (A)	805	591
Rio Tinto Finance USA
5.200%, 11/02/2040	2,827	2,690
2.750%, 11/02/2051	2,300	1,354
Rio Tinto Finance USA PLC
5.750%, 03/14/2055	1,691	1,638
5.250%, 03/14/2035	1,025	1,018
		31,971
Real Estate — 0.7%
ERP Operating LP
4.500%, 07/01/2044	900	758
4.500%, 06/01/2045	900	751
Kilroy Realty LP
6.250%, 01/15/2036	1,385	1,371
5.875%, 10/15/2035	1,685	1,628
Kimco Realty OP LLC
3.700%, 10/01/2049	1,245	889
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Health Properties MTN
6.900%, 10/01/2037	$1,600	$1,698
Prologis LP
5.250%, 05/15/2035	585	577
5.250%, 06/15/2053	3,417	3,085
5.250%, 03/15/2054	1,200	1,080
2.125%, 10/15/2050	4,265	2,186
Prologis Targeted US Logistics Fund
4.750%, 01/15/2036 (A)	535	499
Regency Centers LP
4.400%, 02/01/2047	850	695
Simon Property Group LP
6.750%, 02/01/2040	1,885	2,052
3.800%, 07/15/2050	1,320	950
3.250%, 09/13/2049	1,000	655
		18,874
Utilities — 16.3%
AEP Transmission LLC
5.400%, 03/15/2053	1,900	1,731
4.000%, 12/01/2046	3,708	2,855
3.800%, 06/15/2049	1,665	1,193
3.650%, 04/01/2050	1,525	1,067
3.150%, 09/15/2049	1,855	1,181
Alabama Power
5.200%, 06/01/2041	155	144
4.300%, 07/15/2048	1,420	1,118
3.850%, 12/01/2042	7,204	5,643
Ameren Illinois
5.625%, 03/01/2055	3,427	3,213
3.700%, 12/01/2047	3,975	2,874
3.250%, 03/15/2050	50	33
2.900%, 06/15/2051	3,519	2,134
American Transmission Systems
5.000%, 09/01/2044 (A)	850	746
American Water Capital
3.750%, 09/01/2047	1,000	727
Appalachian Power
4.500%, 03/01/2049	700	553
Arizona Public Service
4.500%, 04/01/2042	312	264
4.250%, 03/01/2049	450	343
Atmos Energy
4.125%, 10/15/2044	1,300	1,048
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,735
4.550%, 06/01/2052	594	471
3.500%, 08/15/2046	3,800	2,668
2.900%, 06/15/2050	970	581
Basin Electric Power Cooperative
5.850%, 10/15/2055	675	630
Berkshire Hathaway Energy
4.600%, 05/01/2053	500	396

SEI Institutional Investments Trust	275

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 01/15/2049	$2,365	$1,870
4.250%, 10/15/2050	4,280	3,234
3.800%, 07/15/2048	10,500	7,517
Boston Gas
6.119%, 07/20/2053 (A)	460	440
4.487%, 02/15/2042 (A)	250	209
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	955
4.500%, 04/01/2044	483	407
3.950%, 03/01/2048	1,000	761
2.900%, 07/01/2050	815	498
Chile Electricity Lux MPC II SARL
5.580%, 10/20/2035 (A)	1,603	1,598
Chpe LLC
5.875%, 06/29/2046 (A)	1,400	1,353
Commonwealth Edison
5.950%, 06/01/2055	595	580
5.850%, 06/01/2056	815	786
5.300%, 02/01/2053	1,940	1,728
4.700%, 01/15/2044	4,648	3,998
4.600%, 08/15/2043	1,620	1,386
4.000%, 03/01/2048	2,925	2,189
4.000%, 03/01/2049	1,360	1,018
3.750%, 08/15/2047	3,125	2,265
3.700%, 03/01/2045	4,810	3,572
3.125%, 03/15/2051	4,370	2,741
Connecticut Light and Power
5.250%, 01/15/2053	595	533
4.000%, 04/01/2048	2,472	1,883
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,087
6.150%, 11/15/2052	1,560	1,558
5.900%, 11/15/2053	640	615
5.875%, 06/15/2056	1,925	1,835
5.750%, 11/15/2055	1,215	1,141
5.700%, 06/15/2040	40	39
5.500%, 03/15/2055	3,355	3,048
4.625%, 12/01/2054	1,575	1,244
4.500%, 05/15/2058	1,230	944
3.950%, 03/01/2043	6,246	4,918
3.875%, 06/15/2047	6,187	4,557
3.850%, 06/15/2046	2,972	2,199
3.700%, 11/15/2059	1,150	750
3.000%, 12/01/2060	1,700	949
Consumers Energy
4.350%, 04/15/2049	5,033	4,007
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (B)	1,085	1,064
Dominion Energy South Carolina
5.100%, 06/01/2065	295	250
DTE Electric
5.850%, 05/15/2055	10,018	9,686
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 06/15/2042	$80	$63
3.700%, 03/15/2045	1,770	1,318
Duke Energy Carolinas LLC
6.050%, 04/15/2038	1,180	1,225
6.000%, 01/15/2038	1,691	1,743
5.350%, 01/15/2053	1,982	1,788
5.300%, 02/15/2040	5,490	5,277
4.250%, 12/15/2041	4,685	3,929
4.000%, 09/30/2042	11,760	9,445
3.200%, 08/15/2049	930	604
Duke Energy Florida LLC
5.950%, 11/15/2052	3,331	3,251
4.200%, 07/15/2048	2,000	1,540
3.400%, 10/01/2046	1,845	1,287
Duke Energy Indiana LLC
6.450%, 04/01/2039	3,040	3,237
5.900%, 05/15/2055	1,260	1,224
4.900%, 07/15/2043	830	741
3.750%, 05/15/2046	750	555
3.250%, 10/01/2049	4,145	2,702
2.750%, 04/01/2050	2,290	1,339
Duke Energy Ohio
4.300%, 02/01/2049	605	469
Duke Energy Progress LLC
5.050%, 03/15/2035	1,250	1,220
4.375%, 03/30/2044	2,880	2,371
4.200%, 08/15/2045	3,050	2,423
4.150%, 12/01/2044	975	774
4.100%, 03/15/2043	860	692
3.600%, 09/15/2047	3,000	2,123
2.500%, 08/15/2050	430	237
Electricite de France
6.375%, 01/13/2055 (A)	960	939
6.250%, 04/22/2066 (A)	940	881
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,033
Entergy Arkansas LLC
5.750%, 01/15/2056	2,988	2,819
4.200%, 04/01/2049	1,400	1,073
3.350%, 06/15/2052	2,445	1,573
Entergy Louisiana LLC
6.200%, 09/15/2056	955	954
5.800%, 03/15/2055	2,100	1,989
5.700%, 03/15/2054	3,895	3,655
4.900%, 04/15/2036	250	238
4.200%, 09/01/2048	1,030	788
4.200%, 04/01/2050	1,445	1,093
3.100%, 06/15/2041	2,780	2,035
2.900%, 03/15/2051	4,475	2,657
Entergy Mississippi LLC
5.800%, 04/15/2055	835	791

276	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.550%, 09/30/2049	$1,190	$812
Essential Utilities
4.276%, 05/01/2049	685	529
Evergy Kansas Central
5.700%, 03/15/2053	500	476
3.450%, 04/15/2050	2,665	1,803
Evergy Metro
4.200%, 03/15/2048	1,000	772
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	278
Florida Power & Light
5.800%, 03/15/2065	1,155	1,088
5.750%, 06/01/2056	575	552
5.700%, 03/15/2055	2,575	2,442
5.690%, 03/01/2040	9,318	9,256
5.600%, 06/15/2054	1,560	1,460
5.600%, 02/15/2066	3,605	3,288
4.550%, 10/01/2044	700	578
4.050%, 06/01/2042	2,100	1,714
4.050%, 10/01/2044	2,065	1,623
3.950%, 03/01/2048	2,610	1,962
3.800%, 12/15/2042	2,500	1,958
3.700%, 12/01/2047	791	571
Georgia Power
4.300%, 03/15/2042	5,500	4,620
Indiana Michigan Power
5.625%, 04/01/2053	655	612
5.600%, 03/15/2056	800	742
4.550%, 03/15/2046	780	645
4.250%, 08/15/2048	950	737
Indianapolis Power & Light
5.050%, 08/15/2035 (A)	855	834
4.650%, 06/01/2043 (A)	1,750	1,453
International Transmission
4.625%, 08/15/2043	1,525	1,285
Jersey Central Power & Light
6.150%, 06/01/2037	775	792
5.100%, 01/15/2035	905	885
Kentucky Utilities
5.850%, 08/15/2055	2,499	2,399
3.300%, 06/01/2050	1,270	829
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,872	1,799
Louisville Gas and Electric
5.850%, 08/15/2055	1,350	1,296
MidAmerican Energy
5.500%, 11/15/2056	560	515
4.800%, 09/15/2043	4,910	4,295
4.400%, 10/15/2044	2,290	1,888
4.250%, 05/01/2046	1,925	1,531
4.250%, 07/15/2049	1,756	1,366
3.950%, 08/01/2047	520	392
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 08/01/2048	$2,705	$1,935
3.150%, 04/15/2050	2,025	1,296
Monongahela Power
5.850%, 02/15/2034 (A)	565	580
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	803
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,015	1,617
4.300%, 03/15/2049	2,968	2,356
Nevada Power
6.000%, 03/15/2054	2,400	2,332
5.900%, 05/01/2053	1,025	985
NextEra Energy Capital Holdings
6.625%, H15T5Y + 1.685%, 10/01/2066 (B)	2,870	2,799
5.850%, 03/01/2056	785	732
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,546	1,404
4.119%, 11/28/2042 (A)	1,100	869
3.025%, 06/27/2050 (A)	500	301
NiSource
5.800%, 02/01/2042	900	861
Northern States Power
6.250%, 06/01/2036	1,170	1,234
6.200%, 07/01/2037	5,055	5,328
5.650%, 06/15/2054	460	434
5.100%, 05/15/2053	1,100	956
4.500%, 06/01/2052	1,270	1,015
3.400%, 08/15/2042	214	160
NSTAR Electric
4.950%, 09/15/2052	400	341
4.550%, 06/01/2052	2,360	1,898
Oglethorpe Power
6.200%, 12/01/2053	520	514
5.375%, 11/01/2040	1,620	1,542
5.250%, 09/01/2050	1,235	1,084
4.500%, 04/01/2047	1,095	872
4.200%, 12/01/2042	1,990	1,544
Ohio Edison
8.250%, 10/15/2038	655	800
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,245	1,193
5.600%, 04/01/2053	1,155	1,077
Oncor Electric Delivery LLC
5.900%, 03/15/2056 (A)	640	618
5.350%, 10/01/2052	351	316
5.300%, 06/01/2042	399	372
5.250%, 09/30/2040	4,736	4,456
4.950%, 09/15/2052	1,738	1,472
4.550%, 12/01/2041	3,765	3,240
4.100%, 11/15/2048	750	567
3.800%, 06/01/2049	4,875	3,482
3.700%, 05/15/2050	375	263

SEI Institutional Investments Trust	277

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 11/15/2051	$1,810	$1,021
Pacific Gas and Electric
6.750%, 01/15/2053	2,750	2,749
6.300%, 08/15/2056	790	751
6.150%, 03/01/2055	165	153
6.000%, 08/15/2035	185	186
5.900%, 10/01/2054	3,660	3,296
5.250%, 03/01/2052	110	90
4.950%, 07/01/2050	3,020	2,410
4.500%, 07/01/2040	1,515	1,257
4.450%, 04/15/2042	1,465	1,168
4.200%, 06/01/2041	650	511
3.500%, 08/01/2050	165	105
PacifiCorp
6.250%, 10/15/2037	960	976
6.000%, 01/15/2039	1,070	1,060
5.800%, 01/15/2055	1,855	1,685
5.500%, 05/15/2054	615	538
4.100%, 02/01/2042	1,780	1,386
3.300%, 03/15/2051	820	506
2.900%, 06/15/2052	1,900	1,077
PECO Energy
5.650%, 09/15/2055	2,855	2,682
5.250%, 09/15/2054	595	530
4.800%, 10/15/2043	1,000	885
4.600%, 05/15/2052	1,435	1,154
3.050%, 03/15/2051	1,919	1,186
Piedmont Natural Gas
4.650%, 08/01/2043	500	421
3.640%, 11/01/2046	1,300	918
Potomac Electric Power
5.500%, 03/15/2054	1,313	1,207
PPL Electric Utilities
4.750%, 07/15/2043	1,500	1,331
4.125%, 06/15/2044	3,445	2,752
3.950%, 06/01/2047	2,519	1,902
Public Service Electric and Gas
6.050%, 08/01/2056	365	365
5.300%, 08/01/2054	2,100	1,892
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,855
5.125%, 03/15/2053	400	353
4.150%, 11/01/2045	2,381	1,854
4.050%, 05/01/2048	1,281	977
4.000%, 06/01/2044	945	726
3.950%, 05/01/2042	209	169
3.650%, 09/01/2042	1,105	853
3.600%, 12/01/2047	3,240	2,313
3.200%, 08/01/2049	2,305	1,501
Public Service of Colorado
6.200%, 08/15/2056	1,894	1,891
5.850%, 05/15/2055	1,200	1,148
4.500%, 06/01/2052	285	225
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/15/2044	$1,420	$1,165
4.100%, 06/15/2048	475	363
4.050%, 09/15/2049	1,255	938
3.200%, 03/01/2050	1,010	646
Public Service of New Hampshire
3.600%, 07/01/2049	1,420	994
Public Service of Oklahoma
5.450%, 01/15/2036	295	290
Puget Sound Energy
5.795%, 03/15/2040	130	129
5.598%, 09/15/2055	2,100	1,934
4.223%, 06/15/2048	2,470	1,918
2.893%, 09/15/2051	750	448
San Diego Gas & Electric
5.950%, 03/15/2056	530	512
5.400%, 04/15/2035	1,235	1,224
4.100%, 06/15/2049	1,340	1,003
3.750%, 06/01/2047	2,000	1,457
3.320%, 04/15/2050	4,579	2,951
Sempra
3.800%, 02/01/2038	850	699
Southern California Edison
6.200%, 09/15/2055	725	684
5.900%, 03/01/2055	2,585	2,323
5.750%, 04/15/2054	115	102
4.125%, 03/01/2048	5,760	4,130
4.050%, 03/15/2042	4,900	3,731
4.000%, 04/01/2047	3,250	2,308
Southern California Gas
6.000%, 06/15/2055	495	481
5.900%, 06/01/2056	425	404
5.750%, 06/01/2053	1,865	1,748
5.600%, 04/01/2054	555	508
4.300%, 01/15/2049	1,075	836
4.125%, 06/01/2048	2,280	1,730
3.750%, 09/15/2042	1,560	1,199
Southern Gas Capital
5.875%, 03/15/2041	100	100
4.400%, 06/01/2043	825	681
4.400%, 05/30/2047	50	40
3.950%, 10/01/2046	800	597
Southwest Gas
3.180%, 08/15/2051	1,065	679
Southwestern Electric Power
6.200%, 03/15/2040	854	871
3.850%, 02/01/2048	1,320	938
Southwestern Public Service
5.875%, 08/15/2056	2,520	2,403
4.500%, 08/15/2041	7,025	6,090
3.700%, 08/15/2047	1,370	988
Tampa Electric
3.450%, 03/15/2051	850	571

278	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tucson Electric Power
5.900%, 04/15/2055	$1,260	$1,219
4.850%, 12/01/2048	1,620	1,367
4.000%, 06/15/2050	220	163
3.250%, 05/01/2051	1,000	646
Union Electric
5.750%, 09/15/2056	2,995	2,845
5.550%, 03/15/2056	795	734
5.450%, 03/15/2053	2,090	1,915
5.125%, 03/15/2055	3,860	3,367
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,671
6.350%, 11/30/2037	2,425	2,537
6.300%, 08/15/2056	2,149	2,171
5.700%, 03/15/2056	3,912	3,650
5.600%, 09/15/2055	3,165	2,913
5.450%, 04/01/2053	2,335	2,103
5.000%, 01/15/2034	935	911
4.650%, 08/15/2043	5,800	4,945
4.600%, 12/01/2048	1,730	1,408
4.450%, 02/15/2044	6,805	5,641
4.000%, 01/15/2043	300	237
4.000%, 11/15/2046	1,578	1,193
3.800%, 09/15/2047	805	585
2.950%, 11/15/2051	900	534
2.450%, 12/15/2050	1,040	560
Vistra Operations LLC
5.550%, 04/30/2036 (A)	705	684
Wisconsin Electric Power
5.050%, 10/01/2054	1,461	1,278
4.300%, 10/15/2048	2,021	1,597
3.650%, 12/15/2042	2,310	1,717
Wisconsin Power & Light
4.100%, 10/15/2044	325	249
3.650%, 04/01/2050	360	247
Wisconsin Public Service
2.850%, 12/01/2051	1,000	594
Xcel Energy
4.800%, 09/15/2041	1,907	1,630
		458,719

Total Corporate Obligations
(Cost $2,699,844) ($ Thousands)		2,353,507

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
6.012%, 05/15/2045 (C)	5,103	1,891
5.205%, 08/15/2048 (C)	7,365	2,276
5.183%, 11/15/2048 (C)	7,455	2,273
5.125%, 08/15/2046	21,720	21,421
5.125%, 08/15/2056	3,683	3,620
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.000%, 05/15/2046	$6,859	$6,656
5.000%, 05/15/2056	41,785	40,270
4.750%, 02/15/2056	3,068	2,841
4.625%, 02/15/2046	21,899	20,250
3.000%, 02/15/2049	8,555	5,977
2.500%, 05/15/2046	11,845	7,821
2.000%, 02/15/2050	16,320	9,078
U.S. Treasury Inflation-Protected Securities
1.875%, 01/15/2036	2,878	2,747
1.375%, 02/15/2044	4,210	3,325
0.750%, 02/15/2045	4,704	3,233
U.S. Treasury Notes
4.625%, 08/15/2036	6,358	6,297
4.125%, 02/15/2036	7,782	7,423

Total U.S. Treasury Obligations
(Cost $150,328) ($ Thousands)		147,399

MUNICIPAL BONDS — 3.2%
California — 1.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	3,819
California State University, Ser B, RB
5.183%, 11/01/2053	2,225	2,036
3.899%, 11/01/2047	2,375	1,873
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	2,877
7.600%, 11/01/2040	385	448
7.550%, 04/01/2039	1,535	1,769
7.500%, 04/01/2034	3,025	3,381
7.300%, 10/01/2039	13,085	14,548
California State, GO
5.875%, 10/01/2041	1,745	1,785
City of San Francisco California Public Utilities Commission Water Revenue, RB
6.950%, 11/01/2050	1,465	1,565
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,082
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,250	762
3.006%, 05/15/2050	2,400	1,518
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	990	1,003
University of California, Ser AQ, RB
4.767%, 05/15/2115	976	754

SEI Institutional Investments Trust	279

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser J, RB
4.131%, 05/15/2045	$1,000	$884
		40,104
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	419

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	1,114	1,158

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,204

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,640	2,551

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	2,255	2,109

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,064

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	503

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,738

New York — 0.6%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,610
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	2,690	2,162
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	422
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	$750	$754
5.882%, 06/15/2044	500	491
5.724%, 06/15/2042	4,720	4,607
5.440%, 06/15/2043	3,000	2,820
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,265	1,269
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,315	1,328
		16,463
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,210
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038 (D)	455	374
2.833%, 01/01/2038	5	4
		3,588
Texas — 0.5%
City of Houston, GO
3.961%, 03/01/2047	750	625
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,228
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	317
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,343
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,821
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,791	3,762
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	704
		12,800
Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	435

Total Municipal Bonds
(Cost $104,254) ($ Thousands)		89,136

280	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.2%

Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051(A)	$550	$335
Chile Government International Bond
5.330%, 01/05/2054	2,590	2,353
3.860%, 06/21/2047	295	221
3.500%, 01/25/2050	800	550
3.100%, 05/07/2041	6,815	4,999
3.100%, 01/22/2061	455	266
Israel Government International Bond
5.875%, 01/13/2056	1,240	1,157
5.750%, 03/12/2054	2,715	2,484
4.125%, 01/17/2048	1,105	827
3.875%, 07/03/2050	2,945	2,053
Mexico Government International Bond
7.375%, 05/13/2055	5,195	5,299
6.750%, 02/09/2056	2,780	2,606
Qatar Government International Bond
4.817%, 03/14/2049(A)	220	190
Republic of Poland Government International Bond
5.500%, 03/18/2054	4,235	3,779
Romanian Government International Bond
7.500%, 02/10/2037(A)	845	899
Saudi Government International Bond
5.875%, 01/12/2056(A)	5,310	4,918
Total Sovereign Debt
(Cost $36,106) ($ Thousands)		32,936

LOAN PARTICIPATION — 0.0%
Discovery Global Holdings, Inc., Initial Dollar Term Loan
6.186%, 06/03/2033 (B)	490	492

Total Loan Participation
(Cost $490) ($ Thousands)		492

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	28,831,396	28,831
Total Cash Equivalent
(Cost $28,831) ($ Thousands)		28,831
Total Investments in Securities — 94.3%
(Cost $3,019,853) ($ Thousands)		$2,652,301

SEI Institutional Investments Trust	281

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	537	Dec-2026	$110,434	$110,211	$(223)
U.S. 5-Year Treasury Notes	297	Dec-2026	31,505	31,394	(111)
U.S. Long Treasury Bonds	63	Dec-2026	6,853	6,843	(10)
U.S. Ultra Long Treasury Bonds	274	Dec-2026	30,249	30,148	(101)
Ultra 10-Year U.S. Treasury Notes	630	Dec-2026	69,196	68,936	(260)
			248,237	247,532	(705)
Short Contracts
U.S. 5-Year Treasury Notes	(238)	Dec-2026	$(25,283)	$(25,158)	$125
U.S. Ultra Long Treasury Bonds	(229)	Dec-2026	(25,267)	(25,196)	71
Ultra 10-Year U.S. Treasury Notes	(252)	Dec-2026	(27,676)	(27,574)	102
			(78,226)	(77,928)	298
			$170,011	$169,604	$(407)

Percentages are based on Net Assets of $2,814,110 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $178,544 ($ Thousands), representing 6.3% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$25,265	$292,560	$(288,994)	$—	$—	$28,831	$214	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

282	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 35.3%
Automotive — 19.3%
Ally Auto Receivables Trust, Ser 2025-1, Cl A2
4.030%, 07/17/2028	$310	$310
Ally Auto Receivables Trust, Ser 2026-1, Cl A2
3.910%, 11/15/2028	193	193
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	594	600
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	8	8
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl B
5.380%, 06/18/2029	700	705
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	15	15
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	943	949
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	23	24
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	192	192
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/2034 (A)	2,205	2,193
ARI Fleet Lease Trust, Ser 2026-B, Cl A2
4.340%, 02/15/2035 (A)	115	115
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	97	97
BMW Vehicle Lease Trust, Ser 2025-2, Cl A3
3.970%, 09/25/2028	585	583
BMW Vehicle Lease Trust, Ser 2026-1, Cl A3
4.150%, 05/25/2029	900	894
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	114	115
BMW Vehicle Owner Trust, Ser 2026-A, Cl A2A
4.280%, 06/25/2029	360	360
BofA Auto Trust, Ser 2026-1A, Cl A3
4.180%, 10/15/2030 (A)	385	382
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A2A
3.880%, 01/16/2029	1,072	1,071
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	885	889
CarMax Auto Owner Trust, Ser 2024-4, Cl A4
4.640%, 04/15/2030	415	414
Carmax Auto Owner Trust, Ser 2026-3, Cl A2
4.360%, 10/15/2029	265	265
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2022- N1, Cl A2
3.210%, 12/11/2028 (A)	$72	$72
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	58	57
Chesapeake IV Funding, Ser 2026-1A, Cl A2
4.260%, 12/15/2028 (A)	135	135
Chesapeake IV Funding, Ser 2026-1A, Cl A3
4.470%, 02/15/2030 (A)	825	823
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	1,390	1,390
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	14	14
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	292	294
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	127	127
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A4
5.060%, 03/20/2031 (A)	200	201
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (A)	705	703
Enterprise Fleet Financing LLC, Ser 2026-3, Cl A2
4.500%, 05/21/2029 (A)	330	329
First Investors Auto Owner Trust, Ser 2023- 1A, Cl A
6.440%, 10/16/2028 (A)	30	30
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A2A
3.830%, 08/15/2028	294	293
Ford Credit Auto Lease Trust, Ser 2026-B, Cl A2A
4.390%, 03/15/2029	300	300
Ford Credit Auto Owner Trust, Ser 2023-2, Cl A
5.280%, 02/15/2036 (A)	875	884
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	85	85
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (A)(B)	840	842
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	216	216
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A3
3.910%, 04/15/2030	370	367

SEI Institutional Investments Trust	283

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A2A
3.990%, 09/15/2028	$352	$352
Ford Credit Auto Owner Trust, Ser 2026-A, Cl A2A
4.020%, 01/15/2029	925	923
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	2,650	2,649
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	501
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A2A
4.190%, 10/20/2027	176	176
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	1,000	998
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A4
4.200%, 08/20/2029	1,160	1,155
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A2
3.770%, 04/20/2028	210	209
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A3
3.880%, 01/22/2029	1,250	1,240
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/2029	875	872
GM Financial Automobile Leasing Trust, Ser 2026-3, Cl A2A
4.330%, 10/20/2028	825	824
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	94	94
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	534	536
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	19	19
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A2A
3.880%, 12/18/2028	794	794
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A2A
3.770%, 03/16/2029	296	295
GM Financial Consumer Automobile Receivables Trust, Ser 2026-2, Cl A2A
4.050%, 05/16/2029	405	404
GM Financial Consumer Automobile Receivables Trust, Ser 2026-3, Cl A3
4.440%, 07/16/2031	725	722
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	$1,160	$1,162
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	221	222
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	98	98
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/2028	492	491
Honda Auto Receivables Owner Trust, Ser 2026-1, Cl A3
3.780%, 09/23/2030	175	173
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	237	237
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	132	132
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (A)	925	924
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A2A
3.850%, 05/15/2028 (A)	527	525
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A3
3.970%, 12/15/2028 (A)	850	844
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A2A
4.060%, 09/15/2028 (A)	925	922
Hyundai Auto Lease Securitization Trust, Ser 2026-C, Cl A2A
4.430%, 12/15/2028 (A)	280	280
Hyundai Auto Receivables Trust, Ser 2025- A, Cl A3
4.320%, 10/15/2029	720	720
Hyundai Auto Receivables Trust, Ser 2025- B, Cl A2A
4.450%, 08/15/2028	202	202
Hyundai Auto Receivables Trust, Ser 2025- C, Cl A3
3.880%, 04/15/2030	455	451
Hyundai Auto Receivables Trust, Ser 2025- D, Cl A2A
4.030%, 11/15/2028	712	711
Hyundai Auto Receivables Trust, Ser 2026- A, Cl A3
3.790%, 02/18/2031	310	305
Mercedes-Benz Auto Lease Trust, Ser 2025- A, Cl A3
4.610%, 04/16/2029	265	265

284	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl A
4.180%, 09/25/2030 (A)	$2,255	$2,244
Navistar Financial Dealer Note Master Owner Trust II, Ser 2025-1, Cl B
4.420%, 09/25/2030 (A)	635	632
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	251
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	1,500	1,497
Nissan Auto Lease Trust, Ser 2026-A, Cl A2A
3.900%, 05/15/2028	640	638
Nissan Auto Lease Trust, Ser 2026-B, Cl A2A
4.440%, 04/16/2029	370	370
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	184	185
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	805
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	119	119
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A2B
3.983%, SOFR30A + 0.340%, 03/22/2029 (A)(C)	312	312
Porsche Financial Auto Securitization Trust, Ser 2025-1A, Cl A3
3.860%, 01/22/2031 (A)	525	522
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	397	398
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	466
Porsche Innovative Lease Owner Trust, Ser 2026-1A, Cl A2A
4.100%, 10/20/2028	175	175
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A2
4.280%, 01/15/2029	138	138
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	95	95
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	322	323
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	286	287
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust, Ser 2026-A, Cl B
4.284%, 03/25/2033 (A)	$1,112	$1,102
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	708	709
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	420	420
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	1,170	1,171
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A4
4.500%, 03/20/2029 (A)	1,005	1,005
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl B
4.740%, 04/20/2029 (A)	407	407
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	195	194
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	113	113
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	204	204
Toyota Auto Receivables Owner Trust, Ser 2025-D, Cl A2B
3.957%, SOFR30A + 0.320%, 08/15/2028 (C)	781	781
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A2A
3.800%, 12/15/2028	740	739
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	149	149
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (A)	620	616
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (A)	545	540
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	42	42
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	608	608
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	505	503
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A2A
4.060%, 08/21/2028	925	923

SEI Institutional Investments Trust	285

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A2A
4.000%, 08/21/2028	$490	$490
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A2A
4.020%, 09/15/2028 (A)	200	200
Westlake Automobile Receivables Trust, Ser 2026-P2, Cl A3
4.590%, 07/15/2030 (A)	350	349
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	75	75
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	145	146
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	301	301
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	646	646
Wheels Fleet Lease Funding 1 LLC, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (A)	500	496
Wheels Fleet Lease Funding 1 LLC, Ser 2026-1A, Cl A2A
4.300%, 04/18/2039 (A)	208	207
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/2031	285	281
World Omni Auto Receivables Trust, Ser 2026-C, Cl A2A
4.270%, 11/15/2029	715	714
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	1,125	1,128
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	290	290
World Omni Automobile Lease Securitization Trust, Ser 2026-A, Cl A2A
4.020%, 12/15/2028	498	497
		64,466
Credit Cards — 1.8%
American Express Credit Account Master Trust, Ser 2023-2, Cl A
4.800%, 05/15/2030	140	141
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,755
Evergreen Credit Card Trust, Ser 2025- CRT5, Cl B
5.240%, 05/15/2029 (A)	920	924
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2024-A2, Cl A
4.930%, 07/15/2030	$500	$502
Synchrony Card Funding LLC, Ser 2026-A1, Cl A
4.180%, 03/15/2032	1,460	1,442
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	330	328
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	1,005	1,003
		6,095
Mortgage Related Securities — 0.6%
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH2, Cl MV2
4.232%, TSFR1M + 0.564%, 01/25/2037 (C)	385	377
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(B)	246	246
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (A)(B)	1,264	1,262
		1,885
Other Asset-Backed Securities — 13.6%
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	94	94
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	326	328
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	438	439
Amur Equipment Finance Receivables XVI LLC, Ser 2026-1A, Cl A2
4.730%, 11/21/2033 (A)	147	147
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	89	81
Ares XXXIV CLO, Ser 2025-2A, Cl A1R4
5.040%, TSFR3M + 1.290%, 07/17/2038 (A)(C)	2,000	2,004
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
4.670%, TSFR3M + 0.920%, 10/17/2032 (A)(C)	1,507	1,507
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.729%, TSFR3M + 1.000%, 10/20/2034 (A)(C)	1,475	1,475
Barings Equipment Finance LLC, Ser 2025- A, Cl A3
4.820%, 08/13/2032 (A)	875	875

286	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings Equipment Finance LLC, Ser 2025- B, Cl A2
4.020%, 02/13/2029 (A)	$216	$215
Barings Equipment Finance LLC, Ser 2026- A, Cl A2
3.890%, 04/13/2029 (A)	290	289
Carlyle US CLO, Ser 2026-3A, Cl A1R2
4.889%, TSFR3M + 1.160%, 04/20/2039 (A)(C)	850	849
CBAMR, Ser 2025-5A, Cl A1R
5.090%, TSFR3M + 1.340%, 10/17/2038 (A)(C)	265	265
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	114	114
CCG Receivables Trust, Ser 2025-2, Cl A2
4.140%, 08/15/2034 (A)	337	336
CCG Receivables Trust, Ser 2026-1, Cl A2
4.450%, 01/17/2034 (A)	165	164
CIFC Funding, Ser 2025-5A, Cl A1R2
5.023%, TSFR3M + 1.270%, 10/15/2038 (A)(C)	1,000	1,002
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	242	242
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	204	204
CNH Equipment Trust, Ser 2026-A, Cl A2A
3.820%, 06/15/2029	638	636
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	136	136
DLLAA LLC, Ser 2026-1A, Cl A2
4.420%, 05/21/2029 (A)	210	210
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.113%, TSFR3M + 1.360%, 10/15/2037 (A)(C)	700	700
GP-Honor Collateral Trust, Ser 2026-A, Cl A
5.110%, 07/15/2030 (A)	1,400	1,399
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	332	330
Hilton Grand Vacations Trust, Ser 2023-1A, Cl A
5.720%, 01/25/2038 (A)	172	174
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	618	622
HPEFS Equipment Trust, Ser 2025-2A, Cl A2
4.070%, 11/22/2032 (A)	305	305
John Deere Owner Trust, Ser 2026-A, Cl A2A
3.850%, 12/15/2028	185	184
John Deere Owner Trust, Ser 2026-B, Cl A2A
4.300%, 04/16/2029	295	295
Kubota Credit Owner Trust, Ser 2024-2A, Cl A4
5.190%, 05/15/2030 (A)	875	883
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	$443	$443
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	115	115
Kubota Credit Owner Trust, Ser 2026-1A, Cl A2
3.840%, 01/16/2029 (A)	195	194
Kubota Credit Owner Trust, Ser 2026-2A, Cl A2
4.400%, 04/16/2029 (A)	155	155
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	95	93
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	289	275
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	494	452
Neuberger Berman Loan Advisers CLO 50, Ser 2026-50A, Cl AR2
4.792%, TSFR3M + 1.040%, 07/23/2036 (A)(C)	170	170
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/2038 (A)	672	663
Octane Recievables Trust, Ser 2026-RVM1, Cl A
4.920%, 06/20/2047 (A)	470	470
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	82	82
Palmer Square CLO, Ser 2021-3A, Cl A1R
5.043%, TSFR3M + 1.290%, 10/15/2038 (A)(C)	760	761
Palmer Square Loan Funding, Ser 2025-3A, Cl A1
4.703%, TSFR3M + 0.950%, 01/15/2034 (A)(C)	728	728
Palmer Square Loan Funding, Ser 2026-1A, Cl A2R
4.903%, TSFR3M + 1.150%, 10/15/2032 (A)(C)	925	925
Palmer Square Loan Funding, Ser 2026-3A, Cl A1R
4.577%, TSFR3M + 0.820%, 08/08/2032 (A)(C)	719	718
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	801
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	547

SEI Institutional Investments Trust	287

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC, Ser 2025-2A, Cl A2
4.260%, 12/22/2031 (A)	$1,328	$1,325
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	10	10
Sierra Timeshare Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (A)	1,074	1,064
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.879%, TSFR3M + 1.150%, 10/20/2034 (A)(C)	1,600	1,600
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	263	263
STAR Trust, Ser 2024-SFR4, Cl B
5.739%, TSFR1M + 2.100%, 10/17/2041 (A)(C)	425	425
STAR Trust, Ser 2025-SFR5, Cl A
5.090%, TSFR1M + 1.450%, 02/17/2042 (A)(C)	399	400
STAR Trust, Ser 2025-SFR5, Cl B
5.390%, TSFR1M + 1.750%, 02/17/2042 (A)(C)	800	799
STAR Trust, Ser 2026-SFR7, Cl A
5.040%, TSFR1M + 1.400%, 05/17/2043 (A)(C)	884	884
Tricon Residential Trust, Ser 2024-SFR2, Cl A
4.750%, 06/17/2040 (A)	547	542
Tricon Residential Trust, Ser 2026-SFR1, Cl A
4.740%, TSFR1M + 1.100%, 02/17/2043 (A)(C)	482	481
Tricon Residential Trust, Ser 2026-SFR1, Cl B
4.990%, TSFR1M + 1.350%, 02/17/2043 (A)(C)	485	485
Tricon Trust, Ser 2026-SFR2, Cl A
4.939%, TSFR1M + 1.300%, 06/17/2043 (A)(C)	1,155	1,156
Tricon Trust, Ser 2026-SFR2, Cl B
5.039%, TSFR1M + 1.400%, 06/17/2043 (A)(C)	1,145	1,145
Trinity Rail Leasing 2020 LLC, Ser 2020-2A, Cl A2
2.560%, 11/19/2050 (A)	1,255	1,216
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (A)	424	415
Triumph Rail I LLC, Ser 2026-1, Cl B
5.180%, 07/17/2056 (A)	1,125	1,124
TRP 2021 LLC, Ser 2021-1, Cl A
2.070%, 06/19/2051 (A)	731	714
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TSTAT, Ser 2026-1A, Cl AR3
4.669%, TSFR3M + 0.940%, 01/20/2032 (A)(C)	$575	$575
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,120	1,070
USQ Rail II LLC, Ser 2021-3A, Cl A
2.210%, 06/28/2051 (A)	1,430	1,395
Verizon Master Trust Series, Ser 2025-9, Cl A1A
3.960%, 10/21/2030	360	358
Verizon Master Trust Series, Ser 2026-1, Cl A1A
3.940%, 02/20/2031	925	917
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	895	893
Verizon Master Trust, Ser 2025-1, Cl A
4.710%, 01/21/2031	320	321
Volvo Financial Equipment LLC Series, Ser 2025-2A, Cl A2
3.960%, 06/15/2028 (A)	202	202
Volvo Financial Equipment LLC Series, Ser 2026-1A, Cl A3
3.930%, 05/15/2030 (A)	740	730
Voya CLO, Ser 2017-3A, Cl A1RR
4.789%, TSFR3M + 1.060%, 04/20/2034 (A)(C)	1,054	1,054
		45,659
Total Asset-Backed Securities
(Cost $118,392) ($ Thousands)		118,105

CORPORATE OBLIGATIONS — 34.2%
Communication Services — 1.8%
Alphabet
4.500%, 08/10/2028	850	850
AT&T
4.250%, 03/01/2027	2,410	2,408
NTT Finance
4.741%, 03/31/2028 (A)	875	873
4.567%, 07/16/2027 (A)	1,985	1,986
		6,117
Consumer Discretionary — 4.4%
Amazon.com
4.600%, 07/09/2029	1,740	1,732
3.850%, 03/13/2028	925	916
American Honda Finance MTN
4.550%, 07/09/2027	2,055	2,057
2.300%, 09/09/2026	900	899
BMW US Capital LLC
4.300%, 03/17/2028 (A)	925	919

288	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Element Fleet Management
5.643%, 03/13/2027 (A)	$635	$638
General Motors Financial
4.350%, 01/17/2027	1,715	1,714
Hyundai Capital America
5.250%, 01/08/2027 (A)	2,265	2,272
4.875%, 06/23/2027 (A)	675	678
Marriott International
4.200%, 07/15/2027	550	549
Mercedes-Benz Finance North America LLC
4.125%, 03/10/2028 (A)	925	916
Toyota Motor Credit
4.500%, 05/14/2027	650	651
Toyota Motor Credit MTN
3.750%, 01/12/2028	925	916
		14,857
Consumer Staples — 0.8%
Mars
4.450%, 03/01/2027 (A)	2,775	2,778

Energy — 1.2%
Enbridge
3.700%, 07/15/2027	1,480	1,469
ONEOK
5.550%, 11/01/2026	2,505	2,508
		3,977
Financials — 19.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(C)	700	700
4.988%, H15T1Y + 0.780%, 12/03/2028 (A)(C)	2,210	2,216
American Express
4.009%, SOFR + 0.581%, 02/09/2029 (C)	2,775	2,749
Ares Capital
7.000%, 01/15/2027	475	479
Athene Global Funding
4.596%, SOFR + 0.950%, 04/19/2027 (A)(C)	900	903
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	824
Avolon Holdings Funding
2.528%, 11/18/2027 (A)	1,700	1,654
Bank of America
4.623%, SOFR + 1.110%, 05/09/2029 (C)	580	579
Bank of America MTN
2.087%, SOFR + 1.060%, 06/14/2029 (C)	2,575	2,456
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance LLC
5.900%, 11/03/2027 (A)	$850	$860
BPCE
5.203%, 01/18/2027 (A)	600	602
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	515	519
4.243%, SOFRINDX + 0.600%, 09/08/2028 (C)	2,055	2,047
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (C)	2,180	2,175
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (C)	925	917
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	752
4.655%, H15T1Y + 1.750%, 08/22/2028 (A)(C)	2,150	2,151
4.372%, 05/27/2027	1,125	1,125
Danske Bank MTN
4.662%, H15T1Y + 0.750%, 03/27/2029 (A)(C)	900	899
Deutsche Bank NY
6.720%, SOFR + 3.180%, 01/18/2029 (C)	2,065	2,114
4.875%, SOFR + 1.219%, 11/16/2027 (C)	1,100	1,102
Equitable America Global Funding
3.950%, 09/15/2027 (A)	130	129
F&G Global Funding MTN
5.875%, 06/10/2027 (A)	350	353
Fidelity National Information Services
4.450%, 03/10/2028	355	353
Fifth Third Bancorp
6.361%, SOFRINDX + 2.192%, 10/27/2028 (C)	2,020	2,054
Goldman Sachs Group
4.574%, SOFR + 0.920%, 10/21/2027 (C)	550	551
3.691%, TSFR3M + 1.772%, 06/05/2028 (C)	2,155	2,140
Guardian Life Global Funding
5.550%, 10/28/2027 (A)	1,180	1,194
JPMorgan Chase
4.005%, TSFR3M + 1.382%, 04/23/2029 (C)	2,835	2,802
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	647
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (C)	470	471
LPL Holdings
5.700%, 05/20/2027	2,160	2,176

SEI Institutional Investments Trust	289

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Bank MTN
3.915%, 02/03/2028 (A)	$925	$917
Manufacturers & Traders Trust
4.762%, SOFR + 0.950%, 07/06/2028 (C)	880	880
Metropolitan Life Global Funding I
4.250%, 04/13/2028 (A)	900	894
Morgan Stanley MTN
5.164%, SOFR + 1.590%, 04/20/2029 (C)	2,440	2,456
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/2030 (C)	490	482
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/2027 (A)(C)	500	501
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	751
4.850%, 01/09/2028 (A)	2,400	2,407
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	823
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (C)	375	376
5.300%, SOFR + 1.342%, 01/21/2028 (C)	440	442
4.075%, SOFR + 0.610%, 01/26/2029 (C)	925	918
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	486
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	824
Standard Chartered
6.301%, H15T1Y + 2.450%, 01/09/2029 (A)(C)	1,640	1,669
Swedbank
6.136%, 09/12/2026 (A)	700	700
Toronto-Dominion Bank
3.913%, 01/13/2028	925	916
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (C)	2,145	2,126
UBS
4.864%, SOFR + 0.720%, 01/10/2028 (C)	550	551
US Bank
4.507%, SOFR + 0.690%, 10/22/2027 (C)	2,185	2,185
Wells Fargo
4.577%, SOFR + 0.720%, 05/20/2029 (C)	2,315	2,307
		64,304
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 1.0%
Augusta SpinCo
4.321%, 09/23/2027	$925	$922
HCA
4.514%, SOFR + 0.870%, 03/01/2028 (C)	590	592
Pfizer
3.875%, 11/15/2027	900	895
Solventum
5.450%, 02/25/2027	154	154
Stryker
4.550%, 02/10/2027	775	776
		3,339
Industrials — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.100%, 01/15/2027	500	502
2.450%, 10/29/2026	375	374
Air Lease
2.200%, 01/15/2027	1,830	1,814
Caterpillar Financial Services
4.500%, 01/07/2027	775	776
Howmet Aerospace
3.750%, 03/03/2028	925	913
John Deere Capital
4.500%, 01/08/2027	775	776
PACCAR Financial MTN
3.900%, 02/05/2029	745	733
		5,888

Information Technology — 0.5%
Salesforce
4.500%, 03/15/2028	1,755	1,752

Materials — 0.3%
Rio Tinto Finance USA
4.375%, 03/12/2027	1,010	1,010

Utilities — 3.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	598
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	121	121
DTE Electric
4.250%, 05/14/2027	365	365
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	158	153
FirstEnergy Pennsylvania Electric
4.150%, 03/15/2028 (A)	925	918

290	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.077%, SOFRINDX + 0.420%, 11/22/2027 (C)	$725	$726
3.926%, SOFRINDX + 0.280%, 09/15/2026 (C)	1,175	1,175
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	1,690	1,681
NextEra Energy Capital Holdings
4.457%, SOFRINDX + 0.800%, 02/04/2028 (C)	1,990	1,998
NYSEG Storm Funding LLC
4.713%, 05/01/2029	732	732
Pacific Gas and Electric
5.000%, 06/04/2028	1,625	1,629
WEC Energy Group
4.750%, 01/15/2028	540	541
		10,637
Total Corporate Obligations
(Cost $114,880) ($ Thousands)		114,659

MORTGAGE-BACKED SECURITIES — 13.7%
Agency Mortgage-Backed Obligations — 4.3%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	887	867
2.500%, 10/01/2031	634	606
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	85	85
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	735	695
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	117	104
FHLMC REMICS CMO, Ser 2013-4150, Cl GE
2.000%, 01/15/2033	1,526	1,440
FHLMC REMICS CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,171	1,165
FHLMC REMICS CMO, Ser 2014-4385, Cl EU
3.000%, 04/15/2035	1,176	1,167
FHLMC REMICS CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	538	531
FHLMC STRIP CMO, Ser 2026-431, Cl LB
4.000%, 04/25/2027	1,739	1,733
FHLMC STRIPS CMO, Ser 2026-470, Cl FA
4.043%, SOFR30A + 0.400%, 08/25/2029(C)	1,657	1,645
FNMA
6.000%, 01/01/2027 to 04/01/2040	46	48
3.500%, 11/01/2034	21	20
3.000%, 10/01/2030	84	82
2.500%, 06/01/2029	998	985
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
5.840%, H15T1Y + 2.215%, 01/01/2029(C)	$1	$1
FNMA CMO, Ser 2001-33, Cl FA
4.208%, SOFR30A + 0.564%, 07/25/2031(C)	1	1
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	–	–
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	399	371
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	23	22
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	388	390
FNMA REMICS CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	59	57
FNMA REMICS CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	103	102
FNMA REMICS CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	287	286
FNMA REMICS CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,317	1,326
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	127	125
GNMA CMO, Ser 2025-47, Cl HA
5.000%, 11/20/2052	572	563
		14,417
Non-Agency Mortgage-Backed Obligations — 9.4%
ALA Trust, Ser 2025-OANA, Cl A
5.382%, TSFR1M + 1.743%, 06/15/2040(A)(C)	1,840	1,849
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(C)	8	8
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	30	30
BOCA Commercial Mortgage Trust, Ser 2025-BOCA, Cl A
5.239%, TSFR1M + 1.600%, 12/15/2042(A)(C)	1,750	1,757
BRAVO Residential Funding Trust, Ser 2021- NQM1, Cl A1
0.941%, 02/25/2049(A)(C)	98	92
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(C)	10	10
BRAVO Residential Funding Trust, Ser 2021- NQM3, Cl A1
1.699%, 04/25/2060(A)(C)	178	165
BX Commercial Mortgage Trust, Ser 2026- CSMO, Cl A
5.039%, TSFR1M + 1.400%, 02/15/2043(A)(C)	1,330	1,333

SEI Institutional Investments Trust	291

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2026- CSMO, Cl B
5.339%, TSFR1M + 1.700%, 02/15/2043(A)(C)	$280	$282
BX Commercial Mortgage Trust, Ser 2026- VLT9, Cl B
5.789%, TSFR1M + 2.150%, 03/15/2045(A)(C)	1,665	1,660
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.182%, 02/25/2058(A)(C)	50	49
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(C)	140	128
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(C)	56	53
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(C)	241	208
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	357	303
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	115	102
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	647	543
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(C)	587	499
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(C)	222	200
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.293%, SOFR30A + 1.650%, 12/25/2041(A)(C)	941	942
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.543%, SOFR30A + 1.900%, 12/25/2041(A)(C)	1,539	1,541
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.143%, SOFR30A + 2.500%, 04/25/2043(A)(C)	70	70
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
4.793%, SOFR30A + 1.150%, 03/25/2044(A)(C)	34	34
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(C)	150	149
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(C)	278	239
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(C)	$237	$211
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(C)	103	92
EFMT, Ser 2026-INV2, Cl A1
4.682%, 02/25/2071(A)(C)	795	779
ELM Trust, Ser 2024-ELM, Cl A15
5.994%, 06/10/2039(A)(C)	965	964
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.943%, SOFR30A + 1.300%, 02/25/2042(A)(C)	10	11
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
4.893%, SOFR30A + 1.250%, 03/25/2044(A)(C)	60	61
FHLMC STACR REMIC Trust, Ser 2025-DNA1, Cl M2
4.993%, SOFR30A + 1.350%, 01/25/2045(A)(C)	270	270
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.089%, TSFR1M + 1.450%, 12/15/2039(A)(C)	1,175	1,177
GS Mortgage Securities Trust, Ser 2017- GS8, Cl AAB
3.313%, 11/10/2050	53	53
Imperial Fund Mortgage Trust, Ser 2021- NQM1, Cl A1
1.071%, 06/25/2056(A)(C)	389	338
Imperial Fund Mortgage Trust, Ser 2021- NQM2, Cl A1
1.073%, 09/25/2056(A)(C)	270	226
Imperial Fund Mortgage Trust, Ser 2021- NQM3, Cl A1
1.595%, 11/25/2056(A)(C)	302	257
J.P. Morgan Mortgage Trust, Ser 2022-8, Cl A12A
4.000%, 01/25/2053(A)(C)	320	314
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	8	8
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	68	68
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl ASB
2.982%, 11/13/2052	242	236
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.436%, 10/25/2029(A)(C)	110	109

292	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.532%, TSFR1M + 0.864%, 04/25/2046(A)(C)	$78	$77
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(C)	45	43
MF1, Ser 2022-FL8, Cl A
4.997%, TSFR1M + 1.350%, 02/19/2037(A)(C)	247	247
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(C)	20	20
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(C)	101	100
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(C)	878	861
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	252	247
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	99	96
Morgan Stanley Capital I Trust, Ser 2018- H3, Cl ASB
4.120%, 07/15/2051	100	99
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	111	110
Natixis Commercial Mortgage Securities Trust, Ser 2019-LVL, Cl A
3.885%, 08/15/2038(A)	475	459
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(C)	82	79
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(C)	204	194
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.719%, 09/25/2057(A)(C)	88	81
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(C)	22	21
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1FC
5.003%, 02/25/2066(A)(B)	453	449
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.033%, TSFR1M + 1.393%, 10/15/2040(A)(C)	800	803
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust, Ser 2025- 3BP, Cl A
4.852%, TSFR1M + 1.213%, 02/15/2042(A)(C)	$300	$300
OBX Trust, Ser 2018-1, Cl A2
4.432%, TSFR1M + 0.764%, 06/25/2057(A)(C)	12	12
OBX Trust, Ser 2026-NQM10, Cl A1
5.425%, 06/25/2066(A)(C)	99	98
OBX Trust, Ser 2026-R3, Cl A1F
4.993%, SOFR30A + 1.350%, 07/25/2063(A)(C)	207	207
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.138%, SOFR + 0.482%, 11/15/2038(A)(C)	26	26
PRET Trust, Ser 2025-RPL3, Cl A1
4.150%, 04/25/2065(A)(B)	177	171
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(B)	281	278
PRPM Trust, Ser 2026-R1, Cl A1FC
5.000%, 01/25/2068(A)(B)	1,529	1,507
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(C)	1	1
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(C)	11	11
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(C)	190	170
Towd Point Mortgage Trust, Ser 2017-1, Cl M1
3.750%, 10/25/2056(A)(C)	1,353	1,334
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(C)	15	15
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(C)	35	35
Towd Point Mortgage Trust, Ser 2018-2, Cl A2
3.500%, 03/25/2058(A)(C)	1,475	1,438
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(C)	1,642	1,607
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(C)	79	79
UBS Commercial Mortgage Trust, Ser 2017- C4, Cl ASB
3.366%, 10/15/2050	54	54
UBS Commercial Mortgage Trust, Ser 2017- C6, Cl ASB
3.504%, 12/15/2050	28	28

SEI Institutional Investments Trust	293

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl ASB
4.213%, 05/15/2051	$934	$929
UBS Commercial Mortgage Trust, Ser 2019- C16, Cl ASB
3.460%, 04/15/2052	395	388
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	132	120
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(C)	173	157
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	167	150
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(C)	186	177
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	95	91
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	32	32
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	19	19
Wells Fargo Commercial Mortgage Trust, Ser 2020-C58, Cl ASB
1.849%, 07/15/2053	504	480
		31,320
Total Mortgage-Backed Securities
(Cost $46,506) ($ Thousands)		45,737

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bond
2.875%, 08/15/2028	1,300	1,264
U.S. Treasury Notes
4.250%, 02/15/2028	5,500	5,495
4.125%, 07/15/2029	7,190	7,136
4.000%, 05/31/2028	5,375	5,345
3.625%, 05/31/2028	13,015	12,859
3.500%, 10/15/2028	8,825	8,672

Total U.S. Treasury Obligations
(Cost $41,057) ($ Thousands)		40,771

MUNICIPAL BONDS — 2.1%
New York — 1.5%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	700
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of New York New York, Ser H, GO
4.542%, 02/01/2027	$480	$480
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
4.724%, 11/01/2026	2,205	2,207
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
4.507%, 11/01/2026	875	876
3.805%, 11/01/2027	780	775
		5,038
Oregon — 0.2%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	557	562

Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	625	625
Philadelphia, Authority for Industrial Development, Ser A, RB, AG
6.350%, 04/15/2028	793	808
		1,433
Total Municipal Bonds
(Cost $7,043) ($ Thousands)		7,033

COMMERCIAL PAPER — 1.7%
Bank of America
0.000%, 09/04/2026 (D)	1,400	1,400
Sutter Health
3.911%, 09/03/2026 (E)	1,275	1,275
Svenska Handelsbanken AB
0.000%, 12/18/2026 (D)	925	925
Swedbank AB
3.916%, 09/18/2026 (E)	950	948
University of Chicago
3.876%, 10/08/2026 (E)	1,275	1,270
		5,818
Total Commercial Paper
(Cost $5,818) ($ Thousands)		5,818

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	1,959,837	1,960
Total Cash Equivalent
(Cost $1,960) ($ Thousands)		1,960

294	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(F) — 0.7%
Barclays
3.660%, dated 08/31/2026 to be repurchased on 09/01/2026, repurchase price $1,100,112 (collateralized by a U.S. Government Agency, par value $1,127,600, 3.500%, 03/15/2029, with a total market value of $1,122,022)	$1,100	$1,100
Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(F) (continued)
BNP Paribas
3.670%, dated 08/31/2026 to be repurchased on 09/01/2026, repurchase price $1,400,143 (collateralized by various U.S. Government Agencies, ranging in par value $1,000 - $715,116, 2.070% - 6.500%, 01/01/2031 - 05/01/2056, with a total market value of $1,428,000)	$1,400	$1,400

Total Repurchase Agreements
(Cost $2,500) ($ Thousands)		2,500

Total Investments in Securities — 100.5%
(Cost $338,156) ($ Thousands)		$336,583

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	42	Dec-2026	$4,458	$4,439	$(19)

Short Contracts
U.S. 2-Year Treasury Notes	(59)	Dec-2026	$(12,134)	$(12,108)	$26
U.S. 10-Year Treasury Notes	(26)	Dec-2026	(2,823)	(2,799)	24
U.S. Long Treasury Bonds	(2)	Dec-2026	(218)	(217)	1
			(15,175)	(15,124)	51
			$(10,717)	$(10,685)	$32

Percentages are based on Net Assets of $335,060 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2026.

†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $140,012 ($ Thousands), representing 41.8% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	No interest rate available.

(E)	Interest rate represents the security's effective yield at the time of purchase.

(F)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$447	$41,080	$(39,567)	$—	$—	$1,960	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.	See “Glossary” for abbreviations.

SEI Institutional Investments Trust	295

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.5%
Albania — 0.0%
Albania Government International Bond
4.750%, 02/14/2035	EUR	510	$592

Angola — 0.6%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$440	435
Angolan Government International Bond
9.375%, 05/08/2048		2,203	2,100
9.244%, 01/15/2031(A)		1,304	1,369
Angolan Government International Bond
MTN
9.875%, 03/31/2037		4,552	4,707
9.875%, 03/31/2037(A)		340	352
9.244%, 01/15/2031		1,254	1,316
9.125%, 11/26/2049		550	509
			10,788
Argentina — 1.8%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	1,750,000	1,281
Argentine Republic Government
International Bond
4.250%, 01/09/2038(B)	EUR	730	656
4.125%, 07/09/2027(B)		$8,114	5,757
4.125%, 07/09/2027(B)		12,878	9,729
4.125%, 07/09/2046(B)	EUR	745	611
3.875%, 07/09/2027(B)		3,700	3,166
3.000%, 07/09/2029(B)		2,945	2,388
0.750%, 07/09/2027(B)		$5,353	4,638
0.000%, 12/15/2035(C)	JPY	372,100	27
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(B)		$4,485	3,578
Republic of Argentina
0.000% 12/15/2035(C)	EUR	8,158	1,203
			33,034
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV
6.600%, 01/22/2031		$650	649
Republic of Armenia International Bond
6.750%, 03/12/2035		1,200	1,240
			1,889
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,143	1,064
Bahamas — 0.7%
Bahamas Government International Bond
9.000%, 06/16/2029		4,050	4,334
8.950%, 10/15/2032		6,535	7,305
8.250%, 06/24/2036(A)		750	827
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.250%, 06/24/2036		$500	$551
			13,017
Bahrain — 1.2%
Bahrain Government International Bond
7.125%, 06/10/2036(A)		1,160	1,108
7.000%, 10/12/2028		4,015	3,985
6.750%, 09/20/2029		5,463	5,360
6.000%, 09/19/2044		9,180	7,438
Bahrain Government International Bond MTN
7.100%, 02/03/2038		900	844
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		3,310	3,232
			21,967
Barbados — 0.1%
Barbados Government International Bond
8.000%, 06/26/2035		2,540	2,690

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038		1,209	1,278

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		306	275

Bolivia — 0.1%
Bolivian Government International Bond
9.450%, 05/14/2031(A)		1,520	1,509
4.500%, 03/20/2028		733	704
			2,213
Brazil — 3.8%
Braskem Netherlands Finance BV
8.500%, 01/12/2031(D)		1,850	1,110
8.000%, 10/15/2034(D)		7,169	4,033
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,657
6.000%, 08/15/2050		1,252	963
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		15,552	3,015
10.000%, 01/01/2029		61,521	11,005
10.000%, 01/01/2031		81,022	13,536
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		39,497	6,265
10.000%, 01/01/2035		26,955	4,114
Brazilian Government International Bond
7.250%, 01/12/2056		$9,963	9,562
6.250%, 05/22/2036		11,761	11,396
4.750%, 01/14/2050		1,139	806
Rede D'or Finance Sarl
6.550%, 04/28/2036(A)		1,610	1,559

296	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Yinson Boronia Production BV
8.947%, 07/31/2042		$767	$845
			69,866
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(A)	EUR	500	601

Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032		3,773	3,936

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$500	521

Cayman Islands — 0.0%
Neon Capital MTN
0.000%, 01/06/2028(C)	JPY	85,965	530

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 04/01/2033(A)	CLP	2,000,000	2,236
5.000%, 03/01/2035		2,050,000	2,156
4.700%, 09/01/2030(A)		4,450,000	4,760
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	682
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		949	970
Chile Government International Bond
3.100%, 05/07/2041		997	731
2.550%, 07/27/2033		5,977	5,042
Empresa Nacional del Petroleo
5.950%, 07/30/2034		395	396
Nacional del Cobre de Chile
6.780%, 01/13/2055(A)		3,682	3,790
6.780%, 01/13/2055		4,355	4,482
			25,245
China — 1.0%
China Development Bank
2.690%, 09/11/2033	CNY	15,000	2,380
2.520%, 05/25/2028		30,000	4,545
China Government Bond
2.280%, 03/25/2031		33,000	5,105
2.150%, 08/25/2055		11,000	1,616
China Government International Bond
3.750%, 11/13/2030(A)		$3,428	3,364
3.625%, 11/13/2028		637	630
			17,640
Colombia — 5.1%
Barranquilla Distrito Especial Industrial y Portuario
7.350%, 07/23/2031(A)		400	410
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia Government International Bond
7.500%, 02/02/2034		$4,948	$5,191
6.500%, 01/21/2033		7,657	7,642
5.625%, 02/26/2044		1,035	865
5.000%, 06/15/2045		7,983	6,100
Colombian TES
13.250%, 02/09/2033	COP	32,394,900	10,301
12.500%, 02/27/2030		19,000,000	5,875
11.750%, 01/24/2035		4,876,700	1,444
11.500%, 07/25/2046		3,171,200	900
11.000%, 08/22/2029		23,000,000	6,873
9.250%, 05/28/2042		1,543,100	368
7.750%, 09/18/2030		20,209,200	5,363
7.250%, 10/18/2034		57,712,200	13,173
7.250%, 10/26/2050		28,946,500	5,322
7.000%, 03/26/2031		39,078,300	9,884
7.000%, 06/30/2032		7,468,200	1,809
6.000%, 04/28/2028		15,767,700	4,450
5.750%, 11/03/2027		8,587,500	2,489
Ecopetrol
5.875%, 05/28/2045		$2,700	2,185
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	5,845,418	1,607
			92,251
Congo — 0.1%
Congolese International Bond
9.500%, 05/26/2036		$1,530	1,480

Congo, Democratic Republic — 0.0%
DRC International Bond
9.500%, 04/16/2037(A)		350	366
Costa Rica — 0.8%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,650	3,887
7.000%, 04/04/2044		410	433
6.125%, 02/19/2031		4,464	4,575
6.001%, 01/16/2036	EUR	3,750	4,540
5.950%, 04/27/2033(A)		970	1,178
			14,613
Côte d'Ivoire — 0.4%
Ivory Coast Government International Bond
8.250%, 01/30/2037		$595	647
6.750%, 02/25/2041(A)		3,743	3,544
6.625%, 03/22/2048	EUR	2,541	2,819
			7,010
Czechia — 0.5%
Czechia Government Bond
3.600%, 06/03/2036	CZK	39,000	1,661
1.750%, 06/23/2032		165,000	6,754
1.500%, 04/24/2040		22,000	674
			9,089

SEI Institutional Investments Trust	297

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Dominican Republic — 1.4%
AES Espana BV
7.750%, 08/03/2033(A)		$600	$618
Dominican Republic Central Bank Notes
9.000%, 12/11/2026	DOP	52,340	886
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	153
10.750%, 06/01/2036		55,600	1,033
6.150%, 05/17/2038		$4,570	4,438
5.875%, 10/28/2035		230	223
5.875%, 01/30/2060		830	707
5.750%, 03/17/2034(A)		4,779	4,652
5.750%, 03/17/2034		8,198	7,981
5.300%, 01/21/2041		6,050	5,306
			25,997
Ecuador — 1.3%
Ecuador Government International Bond
9.250%, 01/29/2039(A)		3,996	4,030
9.250%, 01/29/2039		5,850	5,900
8.750%, 01/29/2034(A)		610	608
6.900%, 07/31/2030		701	700
6.900%, 07/31/2035		10,049	9,190
5.500%, 07/31/2027(B)		3,759	3,073
			23,501
Egypt — 2.3%
Egypt Government Bond
25.318%, 08/13/2027	EGP	281,599	5,491
24.458%, 10/01/2027		24,600	473
Egypt Government International Bond
8.700%, 03/01/2049		$6,804	6,585
8.500%, 01/31/2047		10,840	10,374
Egypt Government International Bond MTN
8.625%, 02/04/2030		5,836	6,200
Egypt Treasury Bills
26.116%, 09/08/2026(E)	EGP	51,775	1,015
25.352%, 01/12/2027(E)		10,000	181
24.900%, 01/05/2027(E)		85,750	1,557
24.850%, 11/10/2026(E)		81,200	1,528
24.459%, 09/01/2026(E)		13,400	264
24.435%, 10/20/2026(E)		12,875	246
24.245%, 09/29/2026(E)		169,025	3,269
24.025%, 12/01/2026(E)		14,050	261
23.516%, 09/22/2026(E)		88,900	1,728
23.506%, 09/15/2026(E)		60,675	1,185
23.435%, 10/27/2026(E)		37,450	711
			41,068
El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,463	3,895
8.625%, 02/28/2029		3,000	3,169
7.125%, 01/20/2050		3,560	3,249
			10,313
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(D)		$825	$891

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		300	299
Gabon Government International Bond
7.000%, 11/24/2031		3,553	3,062
7.000%, 11/24/2031(A)		293	253
6.625%, 02/06/2031		200	173
			3,787
Georgia — 0.4%
Bank of Georgia JSC
6.500%, 06/03/2031(A)		660	657
Georgia Treasury Bond
10.250%, 04/23/2030	GEL	2,235	906
9.750%, 01/27/2027		500	193
9.000%, 03/08/2029		1,095	427
9.000%, 04/28/2032		4,736	1,844
8.750%, 12/23/2032		2,317	890
8.375%, 07/25/2031		4,993	1,900
8.250%, 08/28/2029		3,135	1,200
			8,017
Ghana — 0.5%
Ghana Government International Bond
5.029%, 01/03/2030(E)		$222	197
5.000%, 07/03/2028(B)		2,952	2,917
5.000%, 07/03/2028(B)		5,472	5,084
5.000%, 07/03/2028(A)(B)		185	183
			8,381
Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036		2,624	2,738
6.250%, 08/15/2036		1,810	1,851
6.125%, 06/01/2050		2,752	2,669
4.875%, 02/13/2028		1,248	1,241
4.375%, 06/05/2027		830	821
Industrial Subordinated Trust 2 0
6.550%, H15T5Y + 2.864%,
04/15/2036(A)(G)		1,836	1,837
Threelands Energy Sarl
7.450%, 10/20/2035		1,510	1,532
			12,689
Honduras — 0.1%
Honduras Government International Bond
6.400%, 07/29/2036(A)		1,457	1,461

Hungary — 2.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	1,800,000	5,875
6.750%, 07/23/2031		2,400,000	8,027

298	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.250%, 09/23/2037	HUF	450,000	$1,500
4.500%, 03/23/2028		650,000	2,040
3.250%, 10/22/2031		1,000,000	2,872
Hungary Government International Bond
6.750%, 09/23/2055(A)		$4,616	4,777
6.000%, 09/26/2035		7,817	7,978
5.500%, 03/26/2036		5,860	5,772
5.375%, 09/26/2030		968	975
3.125%, 09/21/2051		4,523	2,722
			42,538
India — 1.6%
Adani Green Energy UP
6.700%, 03/12/2042		3,413	3,328
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		1,050	895
Export-Import Bank of India MTN
3.250%, 01/15/2030		345	325
2.250%, 01/13/2031		1,586	1,404
India Government Bond
7.360%, 09/12/2052	INR	340,000	3,467
7.300%, 06/19/2053		185,010	1,869
7.180%, 07/24/2037		494,150	5,243
6.680%, 07/07/2040		202,920	2,060
6.480%, 10/06/2035		565,740	5,750
6.330%, 05/05/2035		308,230	3,106
Muthoot Finance MTN
5.750%, 08/04/2030(A)		$1,490	1,459
5.750%, 08/04/2030		200	196
			29,102
Indonesia — 6.0%
Indonesia Government International Bond
5.690%, 05/29/2036		6,278	6,273
4.850%, 01/11/2033		300	292
Indonesia Government International Bond
MTN
4.625%, 04/15/2043		4,278	3,627
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	17,056,000	1,011
8.750%, 05/15/2031		13,740,000	832
8.375%, 04/15/2039		27,396,000	1,710
8.250%, 05/15/2029		48,869,000	2,853
8.250%, 05/15/2036		72,413,000	4,433
7.500%, 08/15/2032		25,757,000	1,493
7.500%, 05/15/2038		9,569,000	559
7.500%, 04/15/2040		31,245,000	1,807
7.125%, 06/15/2038		48,063,000	2,684
7.125%, 08/15/2040		91,108,000	5,148
7.125%, 06/15/2042		6,817,000	383
7.125%, 06/15/2043		101,279,000	5,684
7.125%, 08/15/2045		45,877,000	2,590
7.000% 05/15/2027		6,540,000	368
7.000%, 09/15/2030		75,868,000	4,284
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 02/15/2033	IDR	76,723,000	$4,309
6.875%, 04/15/2029		151,439,000	8,556
6.750%, 07/15/2035		272,464,000	15,004
6.625%, 02/15/2034		101,102,000	5,539
6.500%, 07/15/2030		169,230,000	9,391
6.500%, 02/15/2031		52,960,000	2,935
6.500%, 04/15/2036		89,037,000	4,847
6.375%, 08/15/2028		54,367,000	3,052
LLPL Capital Pte
6.875%, 02/04/2039		$733	740
Pertamina Hulu Energi
5.250%, 05/21/2030(A)		2,852	2,831
Perusahaan Penerbit SBSN Indonesia III
4.550%, 07/23/2030(A)		5,708	5,635
4.550%, 07/23/2030		416	411
			109,281
Isle of Man — 0.1%
Kinetics LNG Holdings
9.875%, 11/13/2029(A)		2,500	2,560
Israel — 0.2%
Israel Electric
8.100%, 12/15/2096		2,000	2,440
Leviathan Bond
6.750%, 06/30/2030(A)		370	379
State of Israel
3.800%, 05/13/2060		2,570	1,654
			4,473
Jamaica — 0.2%
NCB Financial Group
11.000%, 07/31/2030		3,800	4,033
Jordan — 0.3%
Jordan Government International Bond
7.500%, 01/13/2029(A)		1,698	1,761
7.500%, 01/13/2029		993	1,030
7.375%, 10/10/2047		3,570	3,465
			6,256
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC
16.950%, 05/08/2029(A)	KZT	1,164,500	2,556
Development Bank of Kazakhstan JSC MTN
18.400%, 10/16/2028(A)		353,000	792
Kazakhstan Government Bond - MEOKAM
16.950%, 10/09/2030		495,000	1,146
Kazakhstan Government Bond - MEUKAM
15.180%, 02/05/2032		295,000	652
14.450%, 06/05/2033		975,000	2,095
14.000%, 02/13/2035		691,700	1,464
10.400%, 05/19/2027		435,000	907
5.000%, 04/18/2028		131,111	243

SEI Institutional Investments Trust	299

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kazakhstan Government International Bond
5.500%, 07/01/2037		$1,000	$997
5.000%, 07/01/2032		4,218	4,191
5.000%, 07/01/2032(A)		1,060	1,054
Kazakhstan Temir Zholy National JSC
5.250%, 04/29/2036(A)		2,593	2,481
5.250%, 04/29/2036		200	191
QazaqGaz NC JSC
5.625%, 05/08/2036(A)		320	313
			19,082
Kenya — 0.8%
Republic of Kenya Government
International Bond
9.750%, 02/16/2031		3,751	4,034
8.700%, 02/26/2039		1,900	1,859
8.250%, 02/28/2048		4,424	4,098
7.875%, 02/26/2034		1,229	1,216
7.000%, 05/22/2027		225	226
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	95,500	897
13.938%, 10/27/2036		20,300	170
12.500%, 01/10/2033		133,250	1,092
12.257%, 01/05/2037		33,800	273
			13,865
Kuwait — 0.4%
Kuwait International Government Bond
5.509%, 07/29/2036(A)		$7,736	7,738

Kyrgyzstan — 0.1%
Eldik Bank OAO
8.500%, 04/23/2031(A)		1,160	1,167
Kyrgyz Republic International Bond MTN
7.750%, 06/03/2030		710	727
			1,894
Laos — 0.2%
EDL-Generation
11.125%, 08/11/2031(A)		1,100	1,130
Laos Government International Bond
11.250%, 11/12/2030		1,477	1,617
			2,747
Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	937

Lebanon — 0.5%
Lebanon Government International Bond
8.250%, 05/17/2034(D)		14,346	4,289
8.200%, 05/17/2033(D)		9,714	2,905
Lebanon Government International Bond MTN
7.000%, 03/20/2028(D)		3,833	1,038
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.400%, 05/26/2023(D)		$2,645	$730
			8,962
Luxembourg — 0.3%
Delphos Securities SARL - Compartment
Bernina MTN
7.625%, 04/08/2035	EUR	2,700	3,107
Delphos Securities SARL - Compartment
Verdant Rock MTN
0.000%, 04/29/2056(C)		$2,000	1,902
			5,009
Malaysia — 5.8%
Malaysia Government Bond
4.893%, 06/08/2038	MYR	40,412	10,866
4.642%, 11/07/2033		22,984	5,994
4.504%, 04/30/2029		5,000	1,276
4.498% 04/15/2030		22,519	5,778
4.457%, 03/31/2053		3,389	868
4.232% 06/30/2031		3,496	891
4.065%, 06/15/2050		9,000	2,176
3.900% 11/30/2026		67,961	16,926
3.892% 03/15/2027		2,065	515
3.885%, 08/15/2029		35,000	8,801
3.828%, 07/05/2034		27,318	6,762
3.757%, 05/22/2040		9,000	2,163
3.733%, 06/15/2028		28,280	7,076
3.582%, 07/15/2032		22,823	5,613
3.519%, 04/20/2028		28,540	7,115
3.502% 05/31/2027		11,996	2,990
3.237%, 03/15/2029		2,858	708
2.632%, 04/15/2031		23,098	5,498
Malaysia Government Investment Issue
4.119%, 11/30/2034		5,418	1,370
Malaysia Sovereign Sukuk
4.949%, 07/30/2036(A)		$7,620	7,563
4.236%, 04/22/2045		2,613	2,218
Malaysia Wakala Sukuk
3.075%, 04/28/2051		2,585	1,733
			104,900
Mexico — 7.9%
Banco Mercantil del Norte
8.450%, H15T5Y + 4.009%(A)(G)(H)		2,450	2,454
Banco Nacional de Mexico
6.697%, H15T5Y + 2.682%,
08/07/2036(A)(G)		3,290	3,250
Mexican Bonos
10.000% 11/20/2036	MXN	100,000	6,154
8.500% 05/31/2029		12,994	775
8.500% 11/18/2038		123,879	6,718
8.000%, 04/15/2032		270,000	15,242
8.000%, 11/07/2047		145,023	7,171
8.000%, 07/31/2053		83,111	4,059
8.000%, 04/29/2055		35,000	1,704

300	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750% 05/29/2031	MXN	33,456	$1,906
7.750% 11/23/2034		126,621	6,831
7.750% 11/13/2042		189,783	9,325
7.500% 06/03/2027		96,117	5,674
7.500%, 05/26/2033		43,519	2,369
5.500%, 03/04/2027		30,000	1,750
Mexico Cetes
0.000%, 10/01/2026(F)		2,275,000	13,289
0.000%, 11/12/2026(F)		1,134,956	6,579
Mexico Government International Bond
6.750%, 02/09/2056		$10,250	9,610
6.338%, 05/04/2053		1,383	1,243
Mexico Government International Bond
MTN
5.625%, 03/19/2114	GBP	6,220	6,104
Petroleos Mexicanos
7.690%, 01/23/2050		$19,460	17,729
Petroleos Mexicanos MTN
6.750%, 09/21/2047		17,680	14,841
			144,777
Mongolia — 0.4%
Development Bank of Mongolia LLC
6.900%, 07/02/2031(A)		1,160	1,160
Mongolia Government International Bond
6.625%, 02/25/2030		851	869
6.625%, 02/25/2030(A)		317	324
Tsetsens Mining And Energy LLC
11.375%, 02/05/2031		4,370	4,689
			7,042
Montenegro — 0.0%
Montenegro Government International
Bond
7.250%, 03/12/2031		300	313
Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033		3,141	3,294
4.000%, 12/15/2050		1,000	690
			3,984
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(B)		1,801	1,652
Netherlands — 0.0%
Nederlandse Financierings-Maatschappij
voor Ontwikkelingslanden MTN
11.000%, 03/27/2028	UZS	8,000,000	673
Nigeria — 2.5%
Nigeria Government Bond
16.250%, 04/18/2037	NGN	4,412,788	3,174
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria Government International Bond
9.625%, 06/09/2031		$9,798	$10,969
9.130%, 01/13/2046		900	987
Nigeria Government International Bond MTN
8.250%, 09/28/2051		4,100	4,106
Nigeria OMO Bill
21.455%, 11/10/2026(E)	NGN	1,210,000	871
21.418%, 12/08/2026(E)		5,579,486	3,956
21.368%, 09/29/2026(E)		6,819,000	5,019
21.256%, 11/17/2026(E)		5,668,000	4,064
19.660%, 09/22/2026(E)		3,501,492	2,588
19.039%, 01/21/2027(E)		3,768,962	2,609
18.901%, 01/14/2027(E)		1,960,202	1,361
18.539%, 01/19/2027(E)		423,900	294
18.360%, 01/12/2027(E)		7,354,950	5,126
			45,124
North Macedonia — 0.0%
North Macedonia Government International Bond
4.750%, 01/21/2034(A)	EUR	620	709

Oman — 0.9%
EDO Sukuk
5.662%, 07/03/2031		$3,499	3,552
5.662%, 07/03/2031(A)		1,186	1,204
Mazoon Assets SAOC
5.250%, 10/09/2031		1,384	1,371
5.250%, 10/09/2031(A)		1,101	1,091
Oman Government International Bond
6.750%, 10/28/2027		831	847
6.750%, 01/17/2048		3,800	3,952
Oman Sovereign Sukuk
4.525%, 04/17/2033(A)		4,684	4,534
4.525%, 04/17/2033		348	337
			16,888
Pakistan — 0.3%
Pakistan Global Sukuk Programme MTN
7.950%, 01/31/2029		2,994	3,073
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,500	1,510
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		350	345
			4,928
Panama — 0.8%
Empresa de Transmision Electrica
5.125%, 05/02/2049		280	222
Generadora de Gatun
6.874%, 09/30/2044(A)		850	859

SEI Institutional Investments Trust	301

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Panama Government International Bond
8.125%, 04/28/2034		$379	$437
8.000%, 03/01/2038		3,797	4,344
5.662%, 02/23/2038		3,058	2,976
4.500%, 04/16/2050		1,000	761
2.252%, 09/29/2032		5,776	4,785
			14,384
Paraguay — 0.3%
Paraguay Government International Bond
8.500%, 04/04/2038(A)	PYG	5,570,000	904
5.850%, 08/21/2033		$2,535	2,574
3.849%, 06/28/2033		456	419
2.739%, 01/29/2033		200	175
Ueno Bank
6.700%, 03/06/2031(A)		1,200	1,137
			5,209
Peru — 2.4%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(A)	PEN	492	162
Peru Government Bond
7.600%, 08/12/2039(A)		18,809	5,948
7.300%, 08/12/2033(A)		2,760	908
6.900%, 08/12/2037		6,682	2,022
6.850%, 08/12/2035(A)		16,400	5,065
5.400%, 08/12/2034		22,724	6,526
5.350%, 08/12/2040		9,450	2,432
Peru LNG Srl
5.375%, 03/22/2030		$1,460	1,431
Peruvian Government International Bond
6.200%, 06/30/2055		1,694	1,673
5.500%, 03/30/2036		7,323	7,218
3.230%, 07/28/2121		700	365
Petroleos del Peru
5.625%, 06/19/2047		14,686	10,824
			44,574
Philippines — 1.6%
Philippine Government Bond
8.000% 07/19/2031	PHP	73,590	1,229
6.375%, 07/27/2030		130,000	2,044
6.250%, 02/28/2029		230,000	3,656
6.000%, 08/20/2030		110,000	1,701
5.925%, 02/23/2036		153,000	2,229
Philippine Government International Bond
6.250% 01/14/2036		67,000	978
5.750%, 01/27/2051		$1,810	1,713
5.325%, 06/24/2036		6,681	6,549
5.000%, 01/27/2036		1,920	1,847
4.200%, 03/29/2047		620	479
3.700%, 02/02/2042		1,592	1,233
3.200%, 07/06/2046		1,300	864
2.950%, 05/05/2045		400	261
2.650%, 12/10/2045		1,666	1,020
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
ROP Sukuk Trust
5.045%, 06/06/2029		$3,664	$3,669
			29,472
Poland — 3.9%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	7,110	1,937
5.000%, 10/25/2034		16,009	4,056
5.000%, 10/25/2035		35,694	8,924
4.750%, 07/25/2029		18,000	4,820
2.750% 04/25/2028		18,255	4,778
1.750%, 04/25/2032		61,310	13,467
1.250%, 10/25/2030		20,000	4,587
Republic of Poland Government
International Bond
6.125%, 04/14/2056		$6,783	6,532
5.500%, 03/18/2054		1,700	1,517
5.375%, 02/12/2035		6,100	6,060
5.375%, 04/14/2036		2,560	2,524
5.125%, 09/18/2034		4,330	4,261
4.875%, 02/12/2030		7,746	7,792
			71,255
Romania — 2.7%
Romania Government Bond
8.250%, 09/29/2032	RON	4,135	973
8.000%, 04/29/2030		38,550	8,861
7.900%, 02/24/2038		8,000	1,865
7.650%, 07/27/2031		13,300	3,044
7.350%, 04/28/2031		7,880	1,780
6.850%, 07/29/2030		9,225	2,048
4.250%, 04/28/2036		4,550	815
4.150%, 10/24/2030		1,920	386
Romania Government International Bond
5.750%, 03/24/2035		$17,616	16,754
5.125%, 06/15/2048		1,506	1,178
4.000%, 02/14/2051		1,420	914
Romania Government International Bond MTN
2.875%, 04/13/2042	EUR	9,660	7,246
2.750%, 04/14/2041		300	226
Romanian Government International Bond
6.500%, 10/07/2045		2,400	2,722
			48,812
Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(A)		$600	30
6.800%, 11/22/2025		240	2
			32
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		480	462

302	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		$630	$619
Gaci First Investment MTN
6.250%, 05/14/2056		6,990	6,686
Green Palm Bidco Sarl MTN
6.462%, 06/30/2046(A)		6,030	5,897
Saudi Government International Bond MTN
5.875%, 01/12/2056		200	185
5.000%, 01/18/2053		2,829	2,320
4.750%, 01/16/2030		7,854	7,790
4.625%, 10/04/2047		5,439	4,351
4.375%, 01/12/2031		863	839
3.750%, 01/21/2055		4,770	3,137
			31,824
Senegal — 0.2%
Senegal Government International Bond
7.750%, 06/10/2031		1,263	653
6.750%, 03/13/2048		2,550	1,259
6.250%, 05/23/2033		1,077	542
5.375%, 06/08/2037	EUR	560	322
			2,776
Serbia — 0.5%
Serbia International Bond
6.000%, 06/12/2034		$4,614	4,609
5.500%, 05/06/2036(A)		3,030	2,897
Telecommunications co Telekom Srbija AD Belgrade
7.250%, 05/18/2031(A)		450	445
7.125%, 05/18/2036(A)	EUR	180	212
7.000%, 10/28/2029		$291	290
			8,453
South Africa — 6.0%
Absa Bank
25.402%, 01/14/2027(E)	EGP	388,700	6,999
Absa Bank MTN
24.697%, 09/10/2026(E)		87,000	1,697
24.696%, 09/24/2026(E)		19,100	370
24.418%, 01/14/2027(E)		187,275	3,354
Eskom Holdings MTN
7.500%, 09/15/2033	ZAR	52,000	2,961
Republic of South Africa Government Bond
10.000%, 03/31/2033		37,000	2,467
9.000%, 01/31/2040		180,201	10,983
8.875% 02/28/2035		153,094	9,657
8.750% 01/31/2044		201,289	11,836
8.750% 02/28/2048		175,145	10,300
8.500% 01/31/2037		130,006	7,863
8.250% 03/31/2032		36,568	2,260
8.000%, 01/31/2030		158,177	9,823
7.000% 02/28/2031		100,000	5,940
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500% 02/28/2041	ZAR	35,634	$1,730
6.250% 03/31/2036		3,605	188
Republic of South Africa Government
International Bond
7.250%, 12/11/2055		$815	793
6.125%, 12/11/2037		1,455	1,419
6.125%, 12/11/2037(A)		7,914	7,715
5.750%, 09/30/2049		8,890	7,288
5.000%, 10/12/2046		600	458
Sibanye-Stillwater UK Financing
6.250%, 11/15/2031(A)		2,659	2,627
			108,728
Sri Lanka — 0.6%
Sri Lanka Government International Bond
3.600%, 08/15/2027(A)(B)		1,525	1,563
3.600%, 08/15/2027(B)		3,970	4,071
3.600%, 11/15/2027(A)(B)		230	235
3.600%, 12/15/2027(A)(B)		3,375	2,792
3.350%, 09/15/2027(B)		1,727	1,657
			10,318
Supranational — 2.1%
African Export-Import Bank
7.125%, 07/23/2036(A)		2,041	2,041
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	3,549
Asian Development Bank MTN
5.300%, 07/06/2029	PEN	2,700	799
4.500%, 05/30/2028		5,500	1,610
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	576
7.000%, 03/01/2029		200,000	2,074
6.650%, 06/30/2033		588,000	5,863
European Bank for Reconstruction &
Development
15.000%, 06/11/2028	KZT	237,000	502
Inter-American Development Bank MTN
7.000%, 08/08/2033	INR	360,000	3,638
International Bank for Reconstruction &
Development
16.500%, 12/08/2027	KZT	360,000	788
16.050%, 10/02/2028		340,000	764
International Bank for Reconstruction &
Development MTN
7.050%, 07/22/2029	INR	192,500	1,997
6.750%, 07/13/2029		264,300	2,694
6.500%, 04/17/2030		400,000	4,043
2.250%, 01/19/2029	CNY	11,000	1,664
International Finance MTN
9.909%, 08/16/2028(E)	COP	23,400,000	5,729
			38,331

SEI Institutional Investments Trust	303

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Swaziland — 0.1%
Eswatini Government Bond MTN
12.175%, 08/01/2030	ZAR	13,000	$809
11.875%, 05/08/2027		16,000	998
			1,807
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,485	1,491

Thailand — 1.0%
Thailand Government Bond
3.450%, 06/17/2043	THB	193,400	6,247
3.390%, 06/17/2037		46,787	1,556
3.300%, 06/17/2038		79,242	2,620
2.875%, 06/17/2046		4,865	143
2.800%, 06/17/2034		62,493	1,992
2.750%, 06/17/2052		2,778	78
2.410%, 03/17/2035		106,000	3,273
2.125%, 12/17/2026		7,900	239
2.000%, 06/17/2042		76,757	2,092
1.600%, 06/17/2035		2,000	58
1.585%, 12/17/2035		1,182	34
			18,332
Trinidad & Tobago — 0.5%
Port of Spain Waterfront Development
7.875%, 02/19/2040		$3,510	3,635
Telecommunications Services of Trinidad
& Tobago
8.875%, 10/18/2029		1,100	1,120
Trinidad & Tobago Government
International Bond
6.500%, 01/28/2036		3,726	3,772
			8,527
Tunisia — 0.2%
Tunisian Republic
3.280%, 08/09/2027	JPY	200,000	1,221
Tunisian Republic MTN
3.500%, 02/03/2033		600,000	2,997
			4,218
Turkey — 2.8%
Hazine Mustesarligi Varlik Kiralama
6.750%, 09/01/2030(A)		$2,012	2,021
6.700%, 07/02/2032(A)		8,188	8,139
6.700%, 07/02/2032		200	198
Turkiye Government Bond
31.080%, 11/08/2028	TRY	91,000	1,740
26.200%, 10/05/2033		200,507	3,468
Turkiye Government International Bond
9.875%, 01/15/2028		$2,576	2,710
6.875%, 01/14/2038		2,570	2,467
6.375%, 05/22/2031		1,916	1,897
6.300%, 03/14/2033		4,526	4,368
Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 10/24/2028		$2,597	$2,605
6.000%, 03/25/2027		3,180	3,187
5.750%, 05/11/2047		12,500	9,874
4.875%, 04/16/2043		1,790	1,320
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		8,300	6,239
			50,233
Uganda — 0.2%
Republic of Uganda Government Bonds
15.550%, 07/06/2028	UGX	5,752,500	1,609
14.125%, 01/13/2028		5,592,300	1,527
			3,136
Ukraine — 1.1%
NAK Naftogaz Ukraine via Kondor Finance
8.950%, 01/15/2032(D)	EUR	760	784
NPC Ukrenergo
6.875%, 11/09/2028(D)		$1,085	1,071
Ukraine Government International Bond
16.547%, 02/01/2027(E)		314	225
8.945%, 02/01/2027(E)		6,802	3,914
8.311%, 02/01/2027(E)		826	475
7.694%, 02/01/2027(E)		6,811	3,776
4.500%, 02/01/2027(B)		2,191	1,454
4.500%, 02/01/2027(B)		1,992	1,340
4.500%, 02/01/2027(B)		851	583
4.500%, 02/01/2027(B)		244	209
4.000%, 02/01/2027(A)(B)		2,768	2,271
4.000%, 02/01/2027(B)		5,483	4,498
			20,600
United Arab Emirates — 0.3%
Finance Department Government of
Sharjah MTN
4.000%, 07/28/2050		4,146	2,556
Pearl Petroleum
13.000%, 05/15/2028(A)		2,150	2,295
			4,851
Uruguay — 1.1%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	14,010	383
8.000%, 10/29/2035		90,600	2,269
5.750%, 10/28/2034		$9,515	9,739
4.975%, 04/20/2055		829	707
Uruguay Monetary Regulation Bill
8.116%, 10/02/2026(E)	UYU	89,579	2,212
8.079%, 09/04/2026(E)		214,461	5,318
			20,628
Uzbekistan — 1.5%
Aloqabank JSC
7.700%, 05/18/2031(A)		$920	917
Jscb Agrobank
9.250%, 10/02/2029		500	539

304	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	$443
Navoi Mining & Metallurgical
6.750%, 05/14/2030		$1,383	1,425
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(A)	UZS	10,210,000	870
15.500%, 02/25/2028(A)		72,500,000	6,532
12.250%, 04/13/2029(A)		17,000,000	1,469
6.947%, 05/25/2032		$700	740
5.375%, 05/29/2027	EUR	1,390	1,628
3.900%, 10/19/2031		$2,718	2,494
TBC Bank Group
22.000%, 06/05/2028		38,700,000	3,674
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,610
8.950%, 07/24/2029		$1,000	1,068
Uzbekneftegaz JSC
8.750%, 05/07/2030		2,090	2,239
4.750%, 11/16/2028		1,214	1,179
			26,827
Venezuela — 1.8%
La Electricidad de Caracas
8.500%, 04/10/2018(D)		2,876	1,100
Petroleos de Venezuela
12.750%, 02/17/2022(D)		11,970	6,152
9.750%, 05/17/2035(D)		14,992	7,196
9.000%, 11/17/2021(D)		2,000	909
6.000%, 10/28/2022(D)		4,950	1,908
6.000%, 11/15/2026(D)		1,019	407
5.500%, 04/12/2037(D)		5,065	1,958
5.375%, 04/12/2027(D)		5,687	2,212
Venezuela Government International Bond
12.750%, 08/23/2022(D)		10,980	6,451
8.250%, 10/13/2024(D)		8,290	4,083
7.750%, 10/13/2019(D)		2,350	1,163
			33,539
Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(A)		803	792
Zambia — 0.1%
Zambia Government Bond
20.000%, 06/23/2040	ZMW	2,198	134
19.000%, 08/18/2035		4,396	259
17.190%, 01/26/2036		8,793	490
14.250%, 06/29/2028		1,700	91
Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia Government International Bond
5.750%, 06/30/2031(B)	$616	$605
		1,579
Total Global Bonds
(Cost $1,601,121) ($ Thousands)		1,668,717

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bills
3.709%, 10/08/2026 (E)	5,000	4,981
3.671%, 09/22/2026 (E)	7,000	6,985
3.641%, 09/17/2026 (E)	4,500	4,493
U.S. Treasury Notes
3.854%, USBMMY3M + 0.103%,
04/30/2028 (G)	20,400	20,415
3.850%, USBMMY3M + 0.099%,
01/31/2028 (G)	12,000	12,011
3.801%, USBMMY3M + 0.050%,
07/31/2028 (G)	1,500	1,500
3.125%, 08/31/2029	5,200	5,014

Total U.S. Treasury Obligations
(Cost $55,340) ($ Thousands)		55,399

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.9%
European Currency Union — 0.3%
Republic of Cote d'Ivoire, Term Loan, 1st Lien, 4.912%, Expires 04/26/2028	4,230,000	4,913
Republic Of Uganda Ddtl, 1st Lien, 7.075%, Expires 04/23/2030	460,000	532
		5,445
Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien, 8.417%, Expires 06/13/2029	1,456,900	1,684

United States — 0.5%
Newco Hldg Eur 31 Sarl, Term Loan, 1st Lien, 13.500%, Expires 06/13/2029 (I)	5,125,625	5,089
United Republic of Tanzania, Term Loan, 1st Lien, 9.100%, Expires 09/16/2032	4,218,750	4,219
United Republic of Tanzania, Term Loan, 1st Lien, 9.123%, Expires 01/15/2032	436,364	439
		9,747
Total Loan Participation Notes
(Cost $16,742) ($ Thousands)		16,876

SEI Institutional Investments Trust	305

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $1,825) ($ Thousands)	$968

Total Investments in Securities — 95.5%
(Cost $1,675,028) ($ Thousands)	$1,741,960

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,318) ($ Thousands)	$(747)

A list of open exchange traded options contracts for the Fund at August 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
EUR PUT/HUF CALL	320,000	$108,800	$340.00	9/19/2026	$–
EUR PUT/HUF CALL	320,000	108,800	340.00	10/17/2026	1
EUR PUT/HUF CALL	310,000	104,780	338.00	11/21/2026	1
EUR PUT/HUF CALL	320,000	110,400	345.00	10/17/2026	2
EUR PUT/HUF CALL	310,000	103,540	334.00	2/20/2027	4
EUR PUT/USD CALL	520,000	582	1.12	12/19/2026	48
EUR PUT/USD CALL	530,000	586	1.11	10/17/2026	14
EUR PUT/ZAR CALL	12,900,000	237,360	18.40	12/19/2026	91
EUR PUT/ZAR CALL	650,000	11,700	18.00	10/17/2026	28
USD PUT/CLP CALL	13,000,000	11,154,000	858.00	9/19/2026	–
USD PUT/CNH CALL	325,000	2,112	6.50	10/17/2026	2
USD PUT/CNH CALL	260,000	1,690	6.50	11/21/2026	4
USD PUT/CNH CALL	325,000	2,080	6.40	1/16/2027	9
USD PUT/CNH CALL	260,000	1,664	6.40	2/20/2027	10
USD PUT/CNH CALL	260,000	1,643	6.32	5/22/2027	14
USD PUT/CNH CALL	325,000	2,064	6.35	4/17/2027	18
USD PUT/CNH CALL	325,000	2,064	6.35	1/16/2027	5
USD PUT/CZK CALL	305,000	5,887	19.30	10/17/2026	1
USD PUT/HUF CALL	650,000	185,250	285.00	12/19/2026	13
USD PUT/ILS CALL	12,700,000	34,925	2.75	9/19/2026	1
USD PUT/ZAR CALL	13,000,000	206,700	15.90	11/21/2026	115
USD PUT/ZAR CALL	6,200,000	109,008	17.58	12/19/2026	532
		12,495,635			913
Call Options
MXN PUT/USD CALL	6,600,000	119,130	18.05	9/19/2026	2
ZAR PUT/USD CALL	10,000,000	166,500	16.65	10/17/2026	53
		285,630			55

Total Purchased Options		$12,781,265			$968
WRITTEN OPTIONS — (0.0)%
Put Options
EUR PUT/ZAR CALL	(19,350,000)	$(346,365)	17.90	12/19/2026	$(35)
USD PUT/CLP CALL	(19,500,000)	(16,263,000)	834.00	09/19/2026	–
USD PUT/ILS CALL	(19,050,000)	(50,673)	2.66	09/19/2026	–
USD PUT/ZAR CALL	(19,500,000)	(301,275)	15.45	11/21/2026	(44)
		(16,961,313)			(79)

306	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at August 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Call Options
EUR CALL/BRL PUT	(9,700,000)	$(60,334)	$6.22	09/19/2026	$–
EUR CALL/BRL PUT	(13,200,000)	(80,190)	6.08	10/17/2026	(421)
EUR CALL/HUF PUT	(4,800,000)	(1,776,000)	370.00	09/19/2026	(9)
EUR CALL/HUF PUT	(12,800,000)	(4,928,000)	385.00	01/16/2027	(110)
USD CALL/HUF PUT	(6,500,000)	(2,080,000)	320.00	12/19/2026	(106)
USD CALL/ZAR PUT	(10,000,000)	(171,000)	17.10	10/17/2026	(22)
		(9,095,524)			(668)

Total Written Options		$(26,056,837)			$(747)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Short Contracts
Euro-SCHATZ	(6)	Sep-2026	$(737)	$(734)	$3
U.S. 2-Year Treasury Notes	(42)	Dec-2026	(8,640)	(8,620)	20
U.S. 5-Year Treasury Notes	(99)	Dec-2026	(10,522)	(10,465)	57
U.S. 10-Year Treasury Notes	(15)	Dec-2026	(1,625)	(1,615)	10
Ultra 10-Year U.S. Treasury Notes	(7)	Dec-2026	(772)	(766)	6
			$(22,296)	$(22,200)	$96

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/01/26	USD	745	ZAR	12,219	$13
Bank of America	09/10/26	USD	844	TRY	41,000	—
Bank of America	09/16/26	USD	69	PEN	230	—
Bank of America	09/16/26	USD	136	CZK	2,888	3
Bank of America	09/16/26	USD	118	IDR	2,123,651	2
Bank of America	09/16/26	USD	221	IDR	3,902,905	(1)
Bank of America	09/16/26	USD	795	HUF	240,523	(30)
Bank of America	09/16/26	USD	1,106	ZAR	18,092	14
Bank of America	09/16/26	USD	1,531	COP	5,353,911	127
Bank of America	09/16/26	USD	3,132	KRW	4,745,769	336
Bank of America	09/16/26	USD	3,216	RON	14,730	36
Bank of America	09/16/26	USD	3,426	CLP	3,118,418	(85)
Bank of America	09/16/26	ZAR	3,800	USD	234	(2)
Bank of America	09/16/26	ILS	4,775	USD	1,634	40
Bank of America	09/16/26	USD	1,723	INR	166,222	22
Bank of America	09/16/26	USD	3,645	INR	347,086	(2)
Bank of America	09/16/26	EUR	5,916	USD	6,902	26
Bank of America	09/16/26	PHP	8,640	USD	139	1
Bank of America	09/16/26	PEN	11,574	USD	3,376	(71)
Bank of America	09/16/26	PLN	11,780	USD	3,209	49
Bank of America	09/16/26	USD	225	PLN	855	4
Bank of America	09/16/26	USD	12,221	PLN	44,860	(186)
Bank of America	09/16/26	USD	20,383	CNY	137,045	(44)

SEI Institutional Investments Trust	307

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/16/26	RON	28,304	USD	6,238	$(11)
Bank of America	09/16/26	CNY	2,098	USD	312	1
Bank of America	09/16/26	CNY	29,850	USD	4,428	(2)
Bank of America	09/16/26	CZK	45,247	USD	2,177	1
Bank of America	09/16/26	CZK	4,665	USD	218	(6)
Bank of America	09/16/26	INR	18,649	USD	196	—
Bank of America	09/16/26	INR	110,313	USD	1,152	(6)
Bank of America	09/16/26	HUF	462,317	USD	1,473	4
Bank of America	09/16/26	KRW	2,407,909	USD	1,571	(189)
Bank of America	09/16/26	CLP	7,232,955	USD	8,136	387
Bank of America	09/16/26	CLP	871,892	USD	920	(14)
Bank of America	09/16/26	COP	42,580,411	USD	11,635	(1,549)
Bank of America	09/16/26	IDR	91,888,175	USD	5,116	(65)
Bank of America	09/17/26	USD	280	MXN	4,877	6
Bank of America	09/17/26	MXN	66,254	USD	3,789	(96)
Bank of America	10/22/26	CZK	18,835	USD	915	9
Bank of America	10/22/26	CZK	58,737	USD	2,803	(24)
Bank of America	10/29/26	BRL	17,025	USD	3,197	(49)
Bank of America	12/03/26	USD	229	HUF	71,147	(4)
Bank of America	12/03/26	HUF	1,247,967	USD	4,050	94
Bank of America	12/17/26	EUR	111	USD	130	—
Bank of America	12/17/26	USD	164	ZAR	2,704	2
Bank of America	12/17/26	USD	216	ZAR	3,470	(3)
Bank of America	12/17/26	ZAR	47,028	USD	2,851	(41)
Barclays PLC	09/02/26	CZK	19,250	USD	915	(10)
Barclays PLC	09/16/26	USD	1,714	PEN	5,760	2
Barclays PLC	09/16/26	PEN	2,800	USD	819	(15)
Barclays PLC	10/15/26	USD	133	GBP	100	2
Barclays PLC	12/03/26	USD	871	ZAR	14,560	26
Barclays PLC	12/03/26	ZAR	12,400	USD	744	(19)
BNP Paribas	09/16/26	USD	15,791	INR	1,526,593	231
BNP Paribas	09/16/26	ZAR	111,944	USD	6,809	(123)
BNP Paribas	09/16/26	COP	1,580,000	USD	494	4
BNP Paribas	12/03/26	USD	463	ZAR	7,750	14
BNP Paribas	12/03/26	ZAR	5,100	USD	303	(11)
Citigroup	10/02/26	USD	738	BRL	3,850	—
Deutsche Bank	09/02/26	BRL	2,400	USD	470	6
Deutsche Bank	09/02/26	BRL	7,691	USD	1,477	(8)
Deutsche Bank	09/02/26	USD	31,475	BRL	162,361	(136)
Deutsche Bank	09/16/26	USD	116	ILS	343	(1)
Deutsche Bank	09/16/26	USD	142	ZAR	2,274	(1)
Deutsche Bank	09/16/26	USD	178	TRY	9,096	8
Deutsche Bank	09/16/26	USD	260	THB	8,429	(6)
Deutsche Bank	09/16/26	USD	1,049	COP	3,668,541	87
Deutsche Bank	09/16/26	USD	1,093	RON	5,005	12
Deutsche Bank	09/16/26	USD	1,656	CLP	1,495,276	(54)
Deutsche Bank	09/16/26	USD	1,743	PLN	6,490	(2)
Deutsche Bank	09/16/26	USD	3,266	PHP	201,643	(34)
Deutsche Bank	09/16/26	USD	3,372	INR	320,868	(5)
Deutsche Bank	09/16/26	USD	4,003	IDR	71,756,874	44

308	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	09/16/26	USD	793	JPY	128,259	$11
Deutsche Bank	09/16/26	USD	4,076	JPY	647,022	(19)
Deutsche Bank	09/16/26	PLN	46,898	USD	12,868	286
Deutsche Bank	09/16/26	PLN	194	USD	51	(1)
Deutsche Bank	09/16/26	CNY	1,070	USD	159	1
Deutsche Bank	09/16/26	CNY	50,970	USD	7,548	(17)
Deutsche Bank	09/16/26	ZAR	69,350	USD	4,339	44
Deutsche Bank	09/16/26	JPY	510,680	USD	3,231	29
Deutsche Bank	09/16/26	KRW	2,337,860	USD	1,543	(165)
Deutsche Bank	09/17/26	USD	3,376	MXN	59,447	110
Deutsche Bank	09/17/26	MXN	46,992	USD	2,679	(77)
Deutsche Bank	10/05/26	NGN	4,567,000	USD	3,223	(175)
Deutsche Bank	10/22/26	USD	1,014	CZK	21,092	1
Deutsche Bank	10/22/26	CZK	28,963	USD	1,397	3
Deutsche Bank	10/29/26	USD	438	BRL	2,271	(5)
Deutsche Bank	10/29/26	BRL	810	USD	155	1
Deutsche Bank	11/20/26	USD	1,036	UZS	13,434,368	102
Deutsche Bank	12/03/26	HUF	1,011,527	USD	3,185	(21)
Deutsche Bank	12/17/26	USD	895	ZAR	14,928	23
Deutsche Bank	12/17/26	USD	3,219	EUR	2,803	50
Deutsche Bank	12/17/26	ZAR	26,757	USD	1,575	(71)
Deutsche Bank	01/12/27	EGP	88,300	USD	1,639	(5)
Deutsche Bank	05/12/27	USD	1,458	UZS	19,619,000	204
Deutsche Bank	07/16/27	USD	1,218	UZS	15,996,503	138
Deutsche Bank	07/20/27	USD	654	UZS	8,554,368	71
Deutsche Bank	12/13/27	USD	1,080	UZS	14,938,737	186
Goldman Sachs	09/02/26	BRL	140,591	USD	27,278	141
Goldman Sachs	09/08/26	COP	103,030	USD	32	—
Goldman Sachs	09/16/26	USD	73	PEN	250	1
Goldman Sachs	09/16/26	CAD	89	USD	64	—
Goldman Sachs	09/16/26	PLN	364	USD	96	(1)
Goldman Sachs	09/16/26	USD	694	ZAR	11,475	17
Goldman Sachs	09/16/26	USD	748	ILS	2,140	(34)
Goldman Sachs	09/16/26	USD	2,455	IDR	44,373,863	47
Goldman Sachs	09/16/26	USD	4,011	INR	382,801	7
Goldman Sachs	09/16/26	USD	5,096	COP	17,929,000	455
Goldman Sachs	09/16/26	JPY	128,912	USD	804	(4)
Goldman Sachs	09/16/26	INR	235,590	USD	2,453	(20)
Goldman Sachs	09/17/26	USD	3,052	MXN	53,380	78
Goldman Sachs	10/02/26	USD	536	PLN	2,000	1
Goldman Sachs	10/02/26	USD	27,306	BRL	141,691	(150)
Goldman Sachs	12/03/26	ZAR	26,900	USD	1,624	(32)
Goldman Sachs	12/17/26	USD	799	ZAR	13,179	12
HSBC	09/01/26	USD	2,600	ZAR	41,844	(6)
HSBC	09/02/26	USD	596	BRL	3,050	(8)
HSBC	09/16/26	USD	188	PLN	703	—
HSBC	09/16/26	EUR	729	USD	847	(1)
HSBC	09/16/26	RON	640	USD	142	—
HSBC	09/16/26	RON	292	USD	63	(1)
HSBC	09/16/26	USD	1,858	COP	6,586,298	182

SEI Institutional Investments Trust	309

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
HSBC	09/16/26	USD	176	COP	552,882	$(5)
HSBC	09/16/26	USD	3,089	TRY	154,689	79
HSBC	09/16/26	USD	3,330	CLP	2,981,366	(136)
HSBC	09/16/26	USD	3,532	INR	340,200	39
HSBC	09/16/26	USD	1,392	CZK	29,506	27
HSBC	09/16/26	USD	4,477	CZK	92,352	(35)
HSBC	09/16/26	USD	6,754	ZAR	111,353	142
HSBC	09/16/26	USD	187	ZAR	2,994	(2)
HSBC	09/16/26	CZK	20,103	USD	974	7
HSBC	09/16/26	ZAR	23,821	USD	1,446	(29)
HSBC	09/16/26	THB	20,658	USD	627	4
HSBC	09/16/26	THB	9,045	USD	270	(3)
HSBC	09/16/26	COP	420,650	USD	134	4
HSBC	09/16/26	COP	426,230	USD	121	(11)
HSBC	09/17/26	USD	1,603	MXN	27,345	—
HSBC	09/17/26	USD	601	MXN	10,220	(2)
HSBC	09/17/26	MXN	82,652	USD	4,758	(88)
HSBC	10/22/26	CZK	1,990	USD	96	—
HSBC	12/03/26	USD	244	HUF	76,251	(3)
HSBC	12/03/26	USD	1,303	ZAR	21,900	45
HSBC	12/03/26	ZAR	2,800	USD	172	—
HSBC	12/03/26	ZAR	26,800	USD	1,617	(33)
HSBC	12/07/26	USD	2,544	EUR	2,178	(5)
HSBC	12/16/26	TRY	8,390	USD	160	(1)
HSBC	12/17/26	USD	64	ZAR	1,064	2
HSBC	12/17/26	USD	127	ZAR	2,067	—
HSBC	12/17/26	ZAR	3,200	USD	199	2
ICBC Financial Services	09/21/26	EGP	68,569	USD	1,337	—
ICBC Financial Services	09/28/26	USD	1,410	KZT	662,781	21
ICBC Financial Services	11/13/26	USD	2,961	KZT	1,750,000	760
ICBC Financial Services	01/13/27	EGP	90,221	USD	1,690	11
ICBC Financial Services	01/28/27	KES	44,000	USD	313	(23)
Instinet, LLC	09/17/26	MXN	9,800	USD	563	(12)
Instinet, LLC	10/02/26	USD	175	RON	795	—
JPMorgan Chase Bank	09/01/26	USD	7,107	PHP	440,107	(38)
JPMorgan Chase Bank	09/01/26	ZAR	26,735	USD	1,644	(13)
JPMorgan Chase Bank	09/01/26	PHP	440,107	USD	7,122	53
JPMorgan Chase Bank	09/02/26	USD	1,622	BRL	8,500	18
JPMorgan Chase Bank	09/02/26	USD	27,384	BRL	141,105	(148)
JPMorgan Chase Bank	09/08/26	USD	1,326	IDR	23,909,420	23
JPMorgan Chase Bank	09/08/26	USD	386	ZAR	6,318	6
JPMorgan Chase Bank	09/08/26	USD	4,550	ZAR	73,313	(7)
JPMorgan Chase Bank	09/08/26	USD	222	BRL	1,154	1
JPMorgan Chase Bank	09/08/26	USD	5,022	BRL	25,994	(11)
JPMorgan Chase Bank	09/08/26	USD	3,564	HUF	1,138,891	56
JPMorgan Chase Bank	09/08/26	USD	8,087	HUF	2,484,560	(189)
JPMorgan Chase Bank	09/08/26	USD	22,583	CNY	152,091	27
JPMorgan Chase Bank	09/08/26	BRL	23,528	USD	4,549	14
JPMorgan Chase Bank	09/08/26	BRL	3,621	USD	689	(9)
JPMorgan Chase Bank	09/08/26	ZAR	79,631	USD	4,815	(120)

310	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/08/26	CNY	151,562	USD	22,561	$29
JPMorgan Chase Bank	09/08/26	CNY	529	USD	78	(1)
JPMorgan Chase Bank	09/08/26	HUF	558,339	USD	1,775	—
JPMorgan Chase Bank	09/08/26	HUF	3,065,112	USD	9,647	(96)
JPMorgan Chase Bank	09/08/26	IDR	23,909,420	USD	1,350	—
JPMorgan Chase Bank	09/09/26	USD	228	BDT	28,845	7
JPMorgan Chase Bank	09/11/26	USD	301	PEN	1,007	(1)
JPMorgan Chase Bank	09/11/26	PEN	26,994	USD	7,939	(100)
JPMorgan Chase Bank	09/14/26	USD	111	COP	346,853	(3)
JPMorgan Chase Bank	09/14/26	COP	24,042,222	USD	7,434	(16)
JPMorgan Chase Bank	09/15/26	EGP	13,000	USD	252	(2)
JPMorgan Chase Bank	09/16/26	USD	1,127	TRY	56,511	31
JPMorgan Chase Bank	09/16/26	THB	1,736	USD	52	—
JPMorgan Chase Bank	09/16/26	USD	2,209	ILS	6,735	39
JPMorgan Chase Bank	09/16/26	USD	2,342	CZK	48,540	(7)
JPMorgan Chase Bank	09/16/26	ILS	4,443	USD	1,479	(4)
JPMorgan Chase Bank	09/16/26	USD	6,407	COP	21,874,748	366
JPMorgan Chase Bank	09/16/26	USD	8,136	THB	265,214	(127)
JPMorgan Chase Bank	09/16/26	CNY	8,570	USD	1,272	—
JPMorgan Chase Bank	09/16/26	EUR	8,504	USD	9,947	64
JPMorgan Chase Bank	09/16/26	EUR	1,138	USD	1,319	(4)
JPMorgan Chase Bank	09/16/26	PHP	144,803	USD	2,364	43
JPMorgan Chase Bank	09/16/26	JPY	360,063	USD	2,250	(8)
JPMorgan Chase Bank	09/16/26	CLP	556,465	USD	610	14
JPMorgan Chase Bank	09/16/26	COP	31,731,932	USD	10,124	299
JPMorgan Chase Bank	09/16/26	COP	9,870,979	USD	2,987	(70)
JPMorgan Chase Bank	09/21/26	USD	151	BDT	19,017	4
JPMorgan Chase Bank	09/21/26	USD	4,450	INR	425,542	16
JPMorgan Chase Bank	09/21/26	KZT	1,619,867	USD	3,512	7
JPMorgan Chase Bank	09/24/26	EGP	18,500	USD	361	—
JPMorgan Chase Bank	09/28/26	EGP	157,800	USD	2,975	(92)
JPMorgan Chase Bank	10/05/26	USD	6,413	THB	213,683	50
JPMorgan Chase Bank	10/08/26	USD	1,346	IDR	23,909,420	—
JPMorgan Chase Bank	10/13/26	USD	734	BDT	92,700	20
JPMorgan Chase Bank	10/14/26	JPY	358,200	USD	2,230	(21)
JPMorgan Chase Bank	10/20/26	USD	1,803	EGP	94,830	23
JPMorgan Chase Bank	10/22/26	USD	362	BDT	45,600	9
JPMorgan Chase Bank	11/02/26	USD	5,858	THB	197,460	129
JPMorgan Chase Bank	11/04/26	USD	955	BRL	5,000	(3)
JPMorgan Chase Bank	11/05/26	USD	8,430	KRW	12,327,074	587
JPMorgan Chase Bank	11/09/26	USD	4,387	PLN	16,403	14
JPMorgan Chase Bank	11/09/26	ZAR	1,481	USD	92	1
JPMorgan Chase Bank	11/09/26	ZAR	237,181	USD	14,175	(456)
JPMorgan Chase Bank	11/09/26	MXN	331,315	USD	18,953	(396)
JPMorgan Chase Bank	11/19/26	USD	752	ARS	1,254,180	42
JPMorgan Chase Bank	11/20/26	PHP	64,298	USD	1,037	12
JPMorgan Chase Bank	12/01/26	USD	5,830	PHP	361,130	(74)
JPMorgan Chase Bank	12/03/26	USD	163	ZAR	2,800	9
JPMorgan Chase Bank	12/03/26	ZAR	7,780	USD	476	(3)
JPMorgan Chase Bank	12/07/26	USD	280	HUF	88,365	—

SEI Institutional Investments Trust	311

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/07/26	USD	22,703	CNY	151,562	$(134)
JPMorgan Chase Bank	12/07/26	BRL	22,935	USD	4,344	3
JPMorgan Chase Bank	12/07/26	ZAR	73,313	USD	4,519	6
JPMorgan Chase Bank	12/15/26	USD	237	AZN	425	13
JPMorgan Chase Bank	12/23/26	USD	3,009	ARS	5,161,360	196
JPMorgan Chase Bank	01/29/27	KES	45,740	USD	326	(24)
JPMorgan Chase Bank	02/10/27	USD	976	ARS	1,773,323	93
JPMorgan Chase Bank	02/10/27	USD	1,139	ARS	1,882,000	(4)
JPMorgan Chase Bank	02/22/27	USD	7,002	ARS	11,590,000	(64)
JPMorgan Chase Bank	02/26/27	USD	691	ARS	1,160,000	2
JPMorgan Chase Bank	02/26/27	USD	3,993	ARS	6,673,500	(7)
JPMorgan Chase Bank	03/12/27	USD	4,713	ARS	7,926,953	(16)
JPMorgan Chase Bank	03/16/27	USD	1,071	ARS	1,801,043	(6)
JPMorgan Chase Bank	03/17/27	USD	1,833	ARS	3,070,882	(19)
JPMorgan Chase Bank	03/31/27	USD	563	ARS	976,900	10
JPMorgan Chase Bank	04/16/27	USD	453	ARS	788,000	5
JPMorgan Chase Bank	08/19/27	USD	1,502	UZS	18,420,000	59
JPMorgan Chase Bank	08/25/27	USD	1,531	AMD	601,200	89
JPMorgan Chase Bank	07/27/28	USD	726	GEL	2,020	48
Montgomery/Bank of America	12/17/26	USD	1,205	EUR	1,032	(1)
Montgomery/Bank of America	12/17/26	ZAR	19,756	USD	1,205	(10)
Morgan Stanley	09/16/26	USD	67	CZK	1,404	—
Morgan Stanley	09/16/26	USD	214	IDR	3,876,786	4
Morgan Stanley	09/16/26	CNY	648	USD	96	—
Morgan Stanley	09/16/26	USD	1,225	EGP	66,352	71
Morgan Stanley	09/16/26	PLN	1,707	USD	453	(5)
Morgan Stanley	09/16/26	USD	1,916	COP	6,967,727	242
Morgan Stanley	09/16/26	USD	182	COP	582,358	(2)
Morgan Stanley	09/16/26	USD	3,738	ZAR	61,915	96
Morgan Stanley	09/16/26	CAD	4,422	USD	3,209	17
Morgan Stanley	09/16/26	JPY	195,563	USD	1,229	3
Morgan Stanley	09/16/26	ZAR	219,384	USD	13,344	(241)
Morgan Stanley	09/16/26	HUF	1,395,332	USD	4,538	104
Morgan Stanley	09/17/26	USD	600	MXN	10,500	16
Morgan Stanley	09/25/26	USD	933	PEN	3,200	20
Morgan Stanley	09/30/26	USD	1,375	ZAR	22,800	35
Morgan Stanley	10/15/26	USD	2,280	KRW	3,398,300	204
Morgan Stanley	10/15/26	GBP	4,820	USD	6,451	(83)
Morgan Stanley	10/19/26	USD	3,318	EUR	2,860	10
Morgan Stanley	10/19/26	ZAR	54,523	USD	3,318	(50)
Morgan Stanley	10/29/26	BRL	11,767	EUR	1,980	62
Morgan Stanley	11/06/26	COP	4,989,000	USD	1,524	(5)
Morgan Stanley	11/12/26	MXN	113,496	USD	6,504	(122)
Morgan Stanley	11/13/26	USD	772	KZT	456,000	197
Morgan Stanley	12/03/26	USD	1,261	ZAR	21,250	48
Morgan Stanley	12/03/26	ZAR	61,238	USD	3,489	(281)
Morgan Stanley	12/17/26	EUR	140	USD	162	(1)
RBC	09/16/26	USD	262	COP	913,000	21
RBC	09/16/26	USD	545	INR	52,000	—
SCB Securities	09/02/26	EUR	93	CZK	2,250	—

312	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	09/02/26	USD	800	HUF	254,000	$7
SCB Securities	09/02/26	USD	1,156	RON	5,277	10
SCB Securities	09/02/26	EUR	1,579	PLN	6,810	(8)
SCB Securities	09/02/26	EUR	6,536	HUF	2,388,914	3
SCB Securities	09/02/26	USD	16,159	CZK	339,790	181
SCB Securities	09/02/26	USD	26,882	PLN	100,635	112
SCB Securities	09/03/26	COP	5,660,000	USD	1,809	53
SCB Securities	09/08/26	COP	5,766,832	USD	1,776	(12)
SCB Securities	09/15/26	USD	1,901	EGP	102,720	106
SCB Securities	09/16/26	EUR	825	RSD	97,400	6
SCB Securities	09/16/26	USD	1,809	COP	5,660,000	(57)
SCB Securities	09/16/26	EUR	9,319	USD	10,856	25
SCB Securities	09/16/26	EUR	4,350	USD	4,973	(83)
SCB Securities	09/16/26	USD	4,060	EUR	3,550	66
SCB Securities	09/16/26	USD	10,789	EUR	9,261	(25)
SCB Securities	09/16/26	PEN	20,229	USD	5,942	(82)
SCB Securities	09/16/26	COP	5,660,000	USD	1,809	57
SCB Securities	09/16/26	IDR	8,200,000	USD	458	(5)
SCB Securities	09/18/26	USD	847	UGX	3,150,000	(17)
SCB Securities	10/02/26	EUR	93	CZK	2,250	—
SCB Securities	10/02/26	USD	1,164	RON	5,277	—
SCB Securities	10/02/26	EUR	1,571	PLN	6,810	—
SCB Securities	10/02/26	USD	5,544	HUF	1,746,050	2
SCB Securities	10/02/26	EUR	6,523	HUF	2,388,914	2
SCB Securities	10/02/26	USD	12,787	BRL	66,653	(13)
SCB Securities	10/02/26	USD	15,418	CZK	320,540	6
SCB Securities	10/02/26	USD	26,699	PLN	99,535	6
SCB Securities	12/03/26	USD	749	ZAR	12,300	9
SCB Securities	12/03/26	ZAR	5,000	USD	308	—
SCB Securities	12/03/26	ZAR	2,900	USD	169	(10)
SCB Securities	01/11/27	EGP	85,179	USD	1,622	36
SCB Securities	01/12/27	EGP	44,200	USD	820	(2)
SCB Securities	01/28/27	USD	677	KES	91,480	23
SCB Securities	01/28/27	KES	47,480	USD	338	(25)
SCB Securities	01/29/27	USD	338	KES	45,740	11
SCB Securities	07/20/27	USD	121	UZS	1,599,742	15
SCB Securities	11/14/28	USD	822	AMD	345,140	88
Societe Generale	09/10/26	USD	2,944	TRY	143,973	18
Societe Generale	09/14/26	USD	590	KZT	277,000	11
Societe Generale	11/12/26	USD	1,975	KZT	1,165,125	503
Societe Generale	01/12/27	EGP	56,800	USD	1,057	—
Standard Bank	09/01/26	USD	231	ZAR	3,782	3
Standard Bank	09/01/26	ZAR	28,836	USD	1,755	(33)
Standard Bank	09/02/26	BRL	514	USD	99	—
Standard Bank	09/16/26	RON	472	USD	103	(1)
Standard Bank	09/16/26	USD	1,526	ZAR	25,019	23
Standard Bank	09/16/26	PLN	1,307	USD	352	1
Standard Bank	09/16/26	PLN	799	USD	212	(2)
Standard Bank	09/16/26	USD	2,196	IDR	39,446,580	28
Standard Bank	09/16/26	USD	2,904	JPY	460,125	(19)

SEI Institutional Investments Trust	313

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/16/26	USD	3,251	CAD	4,511	$6
Standard Bank	09/16/26	USD	3,326	EUR	2,915	62
Standard Bank	09/16/26	USD	3,398	PEN	11,656	73
Standard Bank	09/16/26	USD	103	PEN	346	—
Standard Bank	09/16/26	USD	3,828	RON	17,436	22
Standard Bank	09/16/26	USD	4,638	TRY	234,035	156
Standard Bank	09/16/26	USD	4,701	THB	152,927	(83)
Standard Bank	09/16/26	PEN	6,142	USD	1,781	(48)
Standard Bank	09/16/26	CNY	21,559	USD	3,212	12
Standard Bank	09/16/26	CNY	2,490	USD	367	(2)
Standard Bank	09/16/26	TRY	328,052	USD	6,429	(289)
Standard Bank	09/16/26	JPY	353,807	USD	2,238	20
Standard Bank	09/16/26	PHP	643,293	USD	10,337	26
Standard Bank	09/16/26	HUF	698,123	USD	2,250	32
Standard Bank	09/16/26	HUF	231,591	USD	730	(6)
Standard Bank	09/17/26	USD	2,111	MYR	8,570	19
Standard Bank	09/17/26	USD	2,652	MYR	10,586	(20)
Standard Bank	09/17/26	USD	9,670	MXN	170,042	301
Standard Bank	09/17/26	MYR	15,665	USD	3,855	(40)
Standard Bank	09/17/26	MXN	6,488	USD	382	1
Standard Bank	09/17/26	MXN	84,459	USD	4,807	(146)
Standard Bank	12/16/26	USD	3,011	TRY	159,348	32
Standard Bank	12/17/26	USD	762	ZAR	12,643	16
Standard Bank	12/17/26	USD	3,233	EUR	2,776	5
State Street	10/14/26	EUR	32,690	USD	37,479	(555)
TD Securities	09/02/26	BRL	16,946	USD	3,248	(23)
TD Securities	09/16/26	COP	5,660,000	USD	1,760	8
UBS	09/02/26	USD	4,817	HUF	1,492,050	(73)
UBS	09/02/26	BRL	8,864	USD	1,700	(11)
UBS	09/16/26	USD	211	TRY	10,547	5
UBS	09/16/26	USD	212	ZAR	3,543	7
UBS	09/16/26	USD	505	INR	49,000	9
UBS	09/16/26	USD	4,980	THB	162,318	(78)
UBS	09/16/26	ZAR	5,400	USD	331	(3)
UBS	09/16/26	INR	82,750	USD	869	—
UBS	09/16/26	INR	23,250	USD	243	(1)
UBS	09/17/26	USD	787	MXN	13,800	22
UBS	09/17/26	MXN	163,003	USD	9,355	(204)
Wells Fargo	09/02/26	PLN	1,100	USD	294	(1)
Wells Fargo	09/08/26	COP	4,440,138	USD	1,366	(11)
Wells Fargo	09/16/26	USD	310	THB	10,250	—
Wells Fargo	09/16/26	THB	21,000	USD	633	(1)
Wells Fargo	09/17/26	MXN	7,500	USD	440	—
Wells Fargo	09/17/26	MXN	7,500	USD	427	(13)
Wells Fargo	09/17/26	USD	17,466	MXN	303,048	305
Wells Fargo	10/02/26	USD	234	HUF	73,500	—
Wells Fargo	10/02/26	USD	12,548	BRL	65,259	(41)
Wells Fargo	12/03/26	USD	170	ZAR	2,800	2
Wells Fargo	12/03/26	ZAR	29,500	USD	1,777	(40)
						$1,913

314	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2026, is as follows:

	Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.S45.V1.5Y	1.00%	Quarterly	06/20/2031	$15,600	$250	$342	$(92)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	14.2%	Annually	01/02/2031	BRL	58,986	$(66)	$(36)	$(30)
1.4%	THB - THOR	Quarterly	12/17/2035	THB	149,000	256	28	228
3.1%	6-MONTH EURIBOR	Annually	06/17/2036	EUR	12,400	293	38	255
3.2%	6-MONTH EURIBOR	Annually	06/17/2056	EUR	5,800	297	24	273
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	66,000	208	8	200
THOR	1.718%	Quarterly	06/18/2030	THB	82,000	18	–	18
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	595,000	(86)	–	(86)
5.165%	CLICP	Semi-Annually	09/17/2035	CLP	2,500,000	82	–	82
BZDIOVRA INDEX	13.35%	Annually	01/02/2029	BRL	8,690	(31)	–	(31)
BZDIOVRA INDEX	13.085%	Annually	01/02/2029	BRL	107,227	(499)	–	(499)
3.7%	6-MONTH WIBOR	Annually	03/18/2028	PLN	46,800	94	–	94
BZDIOVRA INDEX	12.8575%	Annually	01/03/2028	BRL	49,845	(115)	–	(115)
BZDIOVRA INDEX	12.85%	Annually	01/03/2028	BRL	88,614	(206)	–	(206)
4.96%	CLICP	Semi-Annually	06/17/2028	CLP	7,600,000	(14)	–	(14)
BZDIOVRA INDEX	13.72%	Annually	01/03/2028	BRL	23,222	(4)	–	(4)
7.785% FIXED	ZARONIA	Annually	09/16/2028	ZAR	142,000	(42)	–	(42)
4.545% FIXED	WIBR6M	Annually	09/16/2029	PLN	21,400	(28)	–	(28)
4.4865% FIXED	WIBR6M	Annually	09/16/2029	PLN	33,500	(30)	–	(30)
6-MONTH CZK - PRIBOR	4.23%	Semi-Annually	09/16/2029	CZK	119,300	(71)	–	(71)
4.4597% FIXED	SOFR	Annually	08/17/2056	USD	983	17	–	17
COOVIBR	10.36%	Quarterly	12/16/2029	COP	12,500,000	(59)	–	(59)
14.36% FIXED	BZDIOVRA	Annually	01/02/2031	BRL	19,568	(2)	–	(2)
6-MONTH CZK - PRIBOR	4.54%	Semi-Annually	12/16/2028	CZK	241,000	(39)	–	(39)
MIBOR	6.55%	Semi-Annually	12/16/2031	INR	475,000	275	20	255
6-MONTH CZK - PRIBOR	4.63%	Semi-Annually	12/16/2028	CZK	130,600	91	–	91
10.39% FIXED	COOVIBR	Quarterly	12/16/2036	COP	7,400,000	58	–	58
10.37% FIXED	COOVIBR	Quarterly	12/16/2036	COP	1,100,000	9	–	9
8.22% FIXED	ZARONIA	Annually	09/16/2036	ZAR	39,500	(212)	–	(212)
1-DAY MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	(123)	–	(123)
CZK 6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	163,220	(609)	(11)	(598)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	33	–	33
1-DAY MXIBTIEF	8.89%	Monthly	12/18/2026	MXN	781,642	319	(25)	344
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	32,300	192	–	192
1-DAY MXIBTIEF	8.905%	Monthly	12/18/2026	MXN	304,778	125	–	125
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	131	–	131
1-DAY MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	776,140	(68)	39	(107)
1-DAY MIBOR	6.04%	Semi-Annually	02/04/2030	INR	695,136	(66)	(9)	(57)
1-DAY MXIBTIEF	8.5235%	Monthly	02/20/2035	MXN	322,000	309	473	(164)
2.0195%	THOR	Quarterly	03/21/2035	THB	45,440	(6)	(21)	15
1-DAY MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	(67)	1	(68)
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	(41)	–	(41)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	21,410	(191)	(23)	(168)
MIBOR INDEX	5.701	Semi-Annually	07/11/2030	INR	758,000	(183)	9	(192)
CETIP INDEX	13.4043%	Annually	01/03/2028	BRL	24,500	(25)	–	(25)
CETIP INDEX	13.28	Annually	01/03/2028	BRL	107,420	(146)	1	(147)
7.1265	3-MONTH BA	Quarterly	08/19/2030	ZAR	11,800	10	–	10
3-MONTH BA	6.9765%	Quarterly	09/23/2030	ZAR	58,800	(71)	–	(71)

SEI Institutional Investments Trust	315

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH BA	6.7705%	Quarterly	10/21/2030	ZAR	227,000	$(383)	$(6)	$(377)
INR OVERNIGHT MIBOR	5.6385%	Semi-Annually	10/24/2030	INR	488,000	(142)	(34)	(108)
6-MONTH PRIBOR	4.1495%	Semi-Annually	11/04/2035	CZK	74,750	(177)	7	(184)
CETIP INDEX	13.0958%	Annually	01/02/2031	BRL	8,400	(86)	(44)	(42)
INR OVERNIGHT MIBOR	5.94%	Semi-Annually	01/16/2031	INR	302,390	(59)	(33)	(26)
3-MONTH BA	6.6795%	Quarterly	01/20/2031	ZAR	94,900	(194)	17	(211)
6-MONTH HUF - BUBOR	6.08%	Semi-Annually	01/22/2031	HUF	1,300,000	121	–	121
6-MONTH HUF - BUBOR	6.505%	Semi-Annually	01/22/2036	HUF	700,000	212	–	212
THB - THOR	1.3875%	Quarterly	02/23/2031	THB	64,000	(19)	2	(21)
6.88%	3-MONTH BA	Quarterly	03/03/2031	ZAR	110,820	182	67	115
MIBOR INDEX	6.79204938%	Semi-Annually	03/31/2031	INR	1,008,400	144	74	70
6-MONTH HUF - BUBOR	5.1595%	Semi-Annually	05/29/2031	HUF	546,000	(9)	–	(9)
-MONTH BA	7.5095%	Quarterly	05/27/2031	ZAR	135,000	(34)	26	(60)
1M MXN OVERNIGHT TIIE
FUNDING RATE	7.8945%	Monthly	05/23/2031	MXN	207,200	30	52	(22)
6-MONTH WIBOR	4.487%	Semi-Annually	08/24/2031	PLN	18,500	(7)	–	(7)
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	966	(33)	999
1-DAY SECURED OVERNIGHT
FINANCING RATE	4%	Annually	09/17/2035	USD	28,800	(743)	670	(1,413)
5%	1-DAY SONIA	Annually	09/16/2056	GBP	2,800	51	15	36
						$(430)	$1,296	$(1,726)

A list of the open OTC swap agreements held by the Fund at August 31, 2026, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Israel	1.00%	Quarterly	12/20/2029	$1,400	$(29)	$19	$(48)
Deutsche Bank	Panama	1.00%	Quarterly	03/20/2029	22,800	(319)	(276)	(43)
Goldman Sachs	Israel	1.00%	Quarterly	06/20/2028	2,500	(39)	(21)	(18)
JPMorgan Chase	South Africa	1.00%	Quarterly	12/20/2026	4,900	(23)	(5)	(18)
JPMorgan Chase	Ministry of Finance - State of
	Israel	1.00%	Quarterly	12/20/2029	600	(12)	7	(19)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	(10)	4	(14)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2026	3,700	(12)	2	(14)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(24)	(3)	(21)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	1,000	19	172	(153)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	(111)	39	(150)
Morgan Stanley	Republic of South Africa	1.00%	Quarterly	06/20/2031	1,700	7	30	(23)
						$(553)	$(32)	$(521)

Credit Default Swap - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	Panama	1.00%	Quarterly	03/20/2029	$22,800	$43	$—	$43

316	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Emerging Markets Debt Fund (Concluded)

Interest Rate Swap

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	41.3%	BIST TLREF INDEX	Quarterly	11/22/2026	TRY	406,900	$(58)	$–	$(58)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEMXCUS	ASSET RETURN	1D SOFR - 15BPS	Annually	09/18/2026	USD	14,100	$20	$–	$20
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	09/04/2026	USD	150	–	–	—
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	09/29/2026	USD	105	12	–	12
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	09/30/2026	USD	242	15	–	15
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	10/29/2026	USD	246	(14)	–	(14)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	10/30/2026	USD	261	27	–	27
JPMorgan Chase	Zambia Government Bond	1-DAY SOFR +85 BPS	ASSET RETURN	Annually	11/17/2026	USD	884	37	–	37
JPMorgan Chase	Zambia Government Bond	1-DAY SOFR +85 BPS	ASSET RETURN	Annually	11/26/2026	USD	725	34	–	34
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	11/29/2026	USD	449	44	–	44
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	11/30/2026	USD	336	11	–	11
JPMorgan Chase	Zambia Government Bond	1-DAY SOFR +85 BPS	ASSET RETURN	Annually	12/05/2026	USD	315	(15)	–	(15)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	12/23/2026	USD	135	(4)	–	(4)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	12/24/2026	USD	296	(15)	–	(15)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	12/24/2026	USD	166	(5)	–	(5)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	12/27/2026	USD	948	(19)	–	(19)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	12/30/2026	USD	1,164	(5)	–	(5)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	01/27/2027	USD	293	8	–	8
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	01/27/2027	USD	488	8	–	8
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	01/27/2027	USD	301	10	–	10
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	02/16/2027	USD	455	1	–	1
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	02/22/2027	USD	501	(9)	–	(9)
JPMorgan Chase	Zambia Government Bond	SOFRRATE +85BPS	ASSET RETURN	Annually	02/25/2027	USD	173	(2)	–	(2)
								$139	$–	$139

Percentages are based on Net Assets of $1,823,331 ($ Thousands).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $166,937 ($ Thousands), representing 9.2% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(C)	No interest rate available.

(D)	Security is in default on interest payment.

(E)	Interest rate represents the security's effective yield at the time of purchase.

(F)	Zero coupon security.

(G)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(H)	Perpetual security with no stated maturity date.

(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	317

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Real Return Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$15,751	$15,732
1.625%, 10/15/2029	16,531	16,341
1.625%, 04/15/2030	16,959	16,652
1.250%, 04/15/2031	17,723	17,021
1.125%, 10/15/2030	17,834	17,199
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	6,626	6,910
3.625%, 04/15/2028	5,779	5,895
2.500%, 01/15/2029	5,215	5,257
2.375%, 10/15/2028	15,573	15,689
1.750%, 01/15/2028	5,598	5,554
1.625%, 10/15/2027	15,345	15,268
1.250%, 04/15/2028	15,121	14,861
0.875%, 01/15/2029	10,340	10,040
0.750%, 07/15/2028	11,954	11,685
0.500%, 01/15/2028	13,809	13,472
0.250%, 07/15/2029	12,216	11,633
0.125%, 01/15/2030	13,813	12,933
0.125%, 07/15/2030	15,204	14,143
0.125%, 01/15/2031	15,981	14,672
0.125%, 07/15/2031	16,114	14,688

Total U.S. Treasury Obligations
(Cost $258,615) ($ Thousands)		255,645

Total Investments in Securities — 99.0%
(Cost $258,615) ($ Thousands)		$255,645

Percentages are based on Net Assets of $258,144 ($ Thousands).

See “Glossary” for abbreviations.

318	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 31.2%
Communication Services — 0.5%
AT&T
2.300%, 06/01/2027	$2,000	$1,968
Charter Communications Operating LLC / Charter Communications Operating Capital
5.050%, 03/30/2029	7,185	7,125
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	350	350
T-Mobile USA
3.750%, 04/15/2027	640	638
		10,081
Consumer Discretionary — 2.4%
Amazon.com
4.600%, 07/09/2029	13,420	13,359
4.250%, 03/13/2031	2,000	1,939
AutoZone
4.950%, 07/15/2031	725	718
Flutter Treasury DAC
6.375%, 04/29/2029 (A)	6,235	6,305
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,519
Hyundai Capital America
4.900%, 06/23/2028 (A)	1,954	1,954
4.500%, 06/16/2028 (A)	7,705	7,661
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,231
Las Vegas Sands Corp
3.900%, 08/08/2029	8,125	7,833
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (A)	680	675
		43,194
Consumer Staples — 0.6%
Altria Group
4.875%, 02/04/2028	915	918
BAT Capital
3.557%, 08/15/2027	1,736	1,721
Bon Secours Mercy Health
4.302%, 07/01/2028	4,285	4,242
Constellation Brands
2.250%, 08/01/2031	1,090	952
Imperial Brands Finance
4.500%, 06/30/2028 (A)	1,540	1,531
Rentokil Terminix Funding LLC
5.000%, 04/28/2030 (A)	1,365	1,355
		10,719
Energy — 1.0%
Enbridge
4.600%, 06/20/2028	5,680	5,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPLX
4.700%, 11/01/2029	$13,495	$13,395
		19,062
Financials — 17.3%
American Express
4.731%, SOFR + 1.260%, 04/25/2029 (B)	2,985	2,987
4.009%, SOFR + 0.581%, 02/09/2029 (B)	14,505	14,368
Atlas Warehouse Lending
4.625%, 11/15/2028 (A)	10,041	9,902
Avolon Holdings Funding
5.750%, 03/01/2029 (A)	950	963
4.200%, 04/15/2029 (A)	11,220	10,955
3.250%, 02/15/2027 (A)	990	984
2.750%, 02/21/2028 (A)	580	562
2.528%, 11/18/2027 (A)	59	57
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,614
Bank of America MTN
4.948%, SOFR + 2.040%, 07/22/2028 (B)	3,125	3,134
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	12,605	12,341
2.551%, SOFR + 1.050%, 02/04/2028 (B)	2,500	2,480
2.087%, SOFR + 1.060%, 06/14/2029 (B)	885	844
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/2029 (B)	5,550	5,557
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,160
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	16,490	16,309
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,440	1,437
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	5,940	5,863
3.070%, SOFR + 1.280%, 02/24/2028 (B)	715	710
Corebridge Global Funding
4.900%, 01/07/2028 (A)	4,505	4,516
Equitable America Global Funding
4.650%, 06/09/2028 (A)	7,545	7,512
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	1,095	1,122
Fidelity National Information Services
4.450%, 03/10/2028	8,800	8,749

SEI Institutional Investments Trust	319

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fifth Third Bancorp
4.772%, SOFRINDX + 2.127%, 07/28/2030 (B)	$7,235	$7,182
Fiserv
4.550%, 02/15/2031	610	589
Global Payments
2.150%, 01/15/2027	1,725	1,710
Goldman Sachs Bank USA NY
4.656%, SOFR + 0.720%, 06/03/2029 (B)	170	169
Goldman Sachs Group
4.594%, SOFR + 0.990%, 04/20/2030 (B)	12,900	12,761
1.542%, SOFR + 0.818%, 09/10/2027 (B)	5,460	5,456
Guardian Life Global Funding
5.737%, 10/02/2028 (A)	2,925	2,981
JPMorgan Chase
5.012%, SOFR + 1.310%, 01/23/2030 (B)	17,040	17,087
4.979%, SOFR + 0.930%, 07/22/2028 (B)	2,478	2,487
4.323%, SOFR + 1.560%, 04/26/2028 (B)	1,670	1,667
3.782%, US0003M + 1.599%, 02/01/2028 (B)	4,535	4,521
2.182%, SOFR + 1.890%, 06/01/2028 (B)	2,000	1,964
1.470%, SOFR + 0.765%, 09/22/2027 (B)	435	434
Lloyds Banking Group
4.818%, H15T1Y + 0.830%, 06/13/2029 (B)	9,185	9,188
Marsh & McLennan
4.550%, 11/08/2027	3,840	3,840
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (A)	2,000	2,012
Morgan Stanley
6.407%, SOFR + 1.830%, 11/01/2029 (B)	17,995	18,542
Morgan Stanley Bank
4.968%, SOFR + 0.930%, 07/14/2028 (B)	2,450	2,457
Morgan Stanley Private Bank
4.204%, SOFR + 0.780%, 11/17/2028 (B)	7,145	7,104
Nationwide Building Society MTN
2.972%, SOFR + 1.290%, 02/16/2028 (A)(B)	2,720	2,700
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	710	712
5.582%, SOFR + 1.841%, 06/12/2029 (B)	970	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.831%, SOFR + 0.798%, 07/19/2030 (B)	$9,270	$9,240
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/2029 (B)	9,300	9,246
Toronto-Dominion Bank
4.361%, 04/23/2029	9,685	9,570
Truist Financial
4.957%, SOFR + 0.875%, 07/23/2030 (B)	9,485	9,456
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/2030 (A)(B)	9,740	9,887
US Bancorp
6.787%, SOFR + 1.880%, 10/26/2027 (B)	325	326
US Bank
4.535%, SOFR + 0.670%, 05/20/2029 (B)	15,230	15,171
Wells Fargo
6.303%, SOFR + 1.790%, 10/23/2029 (B)	14,895	15,327
Wells Fargo MTN
3.526%, SOFR + 1.510%, 03/24/2028 (B)	5,450	5,419
2.393%, SOFR + 2.100%, 06/02/2028 (B)	3,945	3,880
Willis North America
4.650%, 06/15/2027	615	615
		311,810
Health Care — 1.0%
Amgen
5.150%, 03/02/2028	2,465	2,480
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	245	242
Cigna Group
4.500%, 09/15/2030	1,520	1,493
Elevance Health
2.550%, 03/15/2031	1,400	1,257
Humana
4.875%, 04/01/2030	930	921
Icon Investments Six DAC
5.421%, 08/13/2031 (A)	585	582
PeaceHealth Obligated Group
4.335%, 11/15/2028	10,820	10,691
		17,666
Industrials — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	255	254
Air Lease
2.200%, 01/15/2027	770	764

320	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
6.259%, 05/01/2027	$1,325	$1,339
Delta Air Lines
4.750%, 10/20/2028 (A)	9,825	9,805
Honeywell Aerospace
3.900%, 03/16/2028	13,395	13,248
Pacific National Finance Pty MTN
4.750%, 03/22/2028	550	543
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	1,055	1,050
Uber Technologies
4.300%, 01/15/2030	1,328	1,302
Waste Management
4.500%, 03/15/2028	12,025	12,011
		40,316
Information Technology — 1.9%
Accenture Capital
4.050%, 10/04/2029	8,735	8,548
Dell International LLC
4.750%, 04/01/2028	910	911
Foundry JV Holdco LLC
5.500%, 01/25/2031 (A)	1,220	1,230
Intel
5.125%, 02/10/2030	925	927
Open Text
6.900%, 12/01/2027 (A)	1,610	1,640
Salesforce
4.650%, 03/15/2029	345	343
4.500%, 03/15/2028	13,570	13,545
ServiceNow
4.250%, 05/15/2028	7,840	7,797
		34,941
Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028	640	640
Berry Global
5.500%, 04/15/2028	765	774
International Flavors & Fragrances
1.832%, 10/15/2027 (A)	2,120	2,055
		3,469
Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	3,145	3,168
3.600%, 01/15/2028	175	172
Crown Castle
3.800%, 02/15/2028	3,700	3,644
Digital Realty Trust
3.600%, 07/01/2029	615	593
DOC DR LLC
4.300%, 03/15/2027	1,880	1,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Extra Space Storage
3.875%, 12/15/2027	$1,625	$1,610
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,211
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,000
4.000%, 01/15/2031	1,370	1,282
Hudson Pacific Properties LP
4.650%, 04/01/2029	68	65
3.950%, 11/01/2027	37	36
LXP Industrial Trust
6.750%, 11/15/2028	418	431
VICI Properties
5.750%, 02/01/2027 (A)	725	726
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	310	294
WP Carey
4.650%, 07/15/2030	1,530	1,504
		17,615
Utilities — 3.1%
AES
5.200%, 07/15/2029	3,950	3,951
Alliant Energy Finance LLC
5.950%, 03/30/2029 (A)	1,565	1,598
American Electric Power
5.750%, 11/01/2027	550	556
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/2056 (B)	1,000	992
Eversource Energy
2.900%, 03/01/2027	2,505	2,485
FirstEnergy
3.900%, 07/15/2027	10,470	10,415
ITC Holdings
4.950%, 09/22/2027 (A)	2,100	2,106
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	12,820	12,749
NextEra Energy Capital Holdings
4.685%, 09/01/2027	4,930	4,942
Pinnacle West Capital
4.650%, 06/01/2029	10,995	10,925
Public Service of Colorado
4.150%, 03/13/2029	4,820	4,746
		55,465

Total Corporate Obligations
(Cost $566,944) ($ Thousands)		564,338

SEI Institutional Investments Trust	321

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bills
6.959%, 11/27/2026 (C)	$1,195	$1,184
3.777%, 12/15/2026 (C)	1,670	1,652
U.S. Treasury Bond
2.875%, 08/15/2028	105,230	102,348
U.S. Treasury Notes
4.250%, 07/31/2028	49,870	49,782
4.250%, 08/15/2029	30,765	30,635
4.125%, 08/31/2028	100,455	100,043
3.875%, 04/15/2029	36,370	35,907
3.750%, 12/31/2028	108,660	107,162
3.625%, 05/31/2028	17,010	16,807
3.250%, 06/30/2029	26,000	25,208

Total U.S. Treasury Obligations
(Cost $474,157) ($ Thousands)		470,728

ASSET-BACKED SECURITIES — 25.4%
Automotive — 8.0%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (A)	536	542
ARI Fleet Lease Trust, Ser 2026-A, Cl A3
4.090%, 11/15/2034 (A)	3,450	3,396
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-1A, Cl A
5.360%, 06/20/2030 (A)	8,865	8,936
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.010%, 10/20/2028 (A)	990	995
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,143
Carvana Auto Receivables Trust, Ser 2025- P3, Cl A4
4.240%, 08/11/2031	6,275	6,193
Chase Auto Owner Trust, Ser 2025-1A, Cl B
4.680%, 11/25/2030 (A)	500	497
Chesapeake IV Funding DAC, Ser 2026-1A, Cl A4
4.590%, 02/15/2035 (A)	4,515	4,494
Chesapeake IV Funding DAC, Ser 2026-1A, Cl B
4.850%, 02/15/2035 (A)	650	646
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (A)	8,650	8,663
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (A)(D)	14,706	14,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2024-1, Cl B
5.240%, 08/15/2036 (A)(D)	$750	$755
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	3,195	3,149
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl B
4.410%, 08/20/2029	5,295	5,275
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (A)	660	664
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl B
5.830%, 06/15/2030 (A)	400	406
GMF Floorplan Owner Revolving Trust, Ser 2026-1A, Cl A1
4.570%, 05/15/2031 (A)	4,350	4,334
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (A)	663	664
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.210%, 04/16/2029 (A)	3,700	3,678
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl B
4.160%, 05/15/2030 (A)	3,700	3,661
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/2030 (A)	11,715	11,547
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (A)	736	736
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (A)	4,400	4,398
NextGear Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.550%, 02/15/2030 (A)	2,380	2,375
Nissan Auto Lease Trust, Ser 2026-B, Cl B
4.870%, 06/17/2030	3,635	3,629
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A4
4.290%, 06/20/2029 (A)	3,845	3,829
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl B
4.470%, 07/20/2029 (A)	4,497	4,480
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2026-AA, Cl B
4.610%, 04/22/2030 (A)	3,130	3,101
Truist Bank Auto Credit-Linked Notes Series, Ser 2026-1, Cl B
5.067%, 06/26/2034 (A)	444	443

322	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (A)	$151	$151
USB Auto Owner Trust, Ser 2025-1A, Cl B
4.810%, 01/15/2031 (A)	915	913
Volkswagen Credit Auto Master Trust, Ser 2026-1A, Cl A
4.710%, 05/20/2031 (A)	8,970	8,966
Western Funding Auto Loan Trust, Ser 2025- 1, Cl A
4.750%, 07/16/2035 (A)	10,275	10,257
Western Funding Auto Loan Trust, Ser 2025- 1, Cl B
4.980%, 09/17/2035 (A)	4,500	4,493
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	2,670	2,670
Westlake Automobile Receivables Trust, Ser 2026-P2, Cl A4
4.720%, 08/15/2031 (A)	3,600	3,587
Yamaha Motor Master Trust II, Ser 2026-A, Cl A1
4.430%, 04/15/2031 (A)	2,790	2,765
		144,171
Credit Cards — 1.3%
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	1,000	996
First National Master Note Trust, Ser 2025- 1, Cl A
4.850%, 02/15/2030	1,470	1,474
Prosper Credit Card Issuer LLC, Ser 2026- 1A, Cl A
5.340%, 07/15/2036 (A)	664	664
Robinhood Credit Card Trust, Ser 2026-1A, Cl A
4.800%, 07/21/2031 (A)	5,140	5,126
Synchrony Card Funding LLC, Ser 2026-A1, Cl A
4.180%, 03/15/2032	2,400	2,370
Synchrony Card Issuance Trust, Ser 2025- A1, Cl A
4.780%, 02/15/2031	1,000	1,003
Synchrony Card Issuance Trust, Ser 2025- A3, Cl A
4.060%, 11/15/2031	9,220	9,104
Trillium Credit Card Trust II, Ser 2025-1A, Cl B
4.405%, 09/26/2030 (A)	2,440	2,428
		23,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 3.2%
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.442%, TSFR1M + 0.774%, 01/25/2036 (B)	$944	$921
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.422%, TSFR1M + 0.754%, 04/25/2037 (B)	191	190
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (A)(B)	818	819
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045 (A)(D)	9,454	9,453
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055 (A)(D)	3,709	3,665
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1B
4.995%, 11/25/2055 (A)(D)	7,071	6,956
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055 (A)(D)	8,131	8,119
Rckt Mortgage Trust, Ser 2025-CES4, Cl A1A
5.811%, 04/25/2055 (A)(D)	691	693
RCKT Mortgage Trust, Ser 2025-CES5, Cl A1A
5.687%, 05/25/2055 (A)(D)	1,973	1,974
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1A
5.377%, 07/25/2055 (A)(D)	2,647	2,638
RCKT Mortgage Trust, Ser 2025-CES7, Cl A1B
5.478%, 07/25/2055 (A)(D)	1,307	1,303
RCKT Mortgage Trust, Ser 2026-CES2, Cl A1B
4.863%, 02/25/2056 (A)(D)	3,252	3,182
RCKT Mortgage Trust, Ser 2026-CES6, Cl A1A
5.321%, 06/25/2056 (A)(D)	6,495	6,451
RCKT Mortgage Trust, Ser 2026-CES6, Cl A1B
5.472%, 06/25/2056 (A)(D)	5,344	5,302
Towd Point Mortgage Trust, Ser 2026-CES3, Cl A1
5.302%, 06/20/2066 (A)(D)	5,905	5,874
		57,540
Other Asset-Backed Securities — 12.9%
522 Funding CLO, Ser 2024-6A, Cl A1R2
4.952%, TSFR3M + 1.200%, 10/23/2034 (A)(B)	2,800	2,800
Acacia LLC, Ser 2026-1, Cl A
5.440%, 07/15/2041 (A)	807	806

SEI Institutional Investments Trust	323

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AGL CLO 13, Ser 2025-13A, Cl A1R
4.829%, TSFR3M + 1.100%, 10/20/2034 (A)(B)	$2,500	$2,500
AIMCO CLO Series, Ser 2025-AA, Cl XR2
4.629%, TSFR3M + 0.900%, 01/20/2038 (A)(B)	2,217	2,216
Ameriquest Mortgage Securities Asset- Backed Pass-Through Ctfs Ser, Ser 2005- R7, Cl M4
4.697%, TSFR1M + 1.029%, 09/25/2035 (B)	1,747	1,753
Ameriquest Mortgage Securities Asset- Backed Pass-Through, Ser 2005-R9, Cl M1
4.487%, TSFR1M + 0.819%, 11/25/2035 (B)	113	113
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
4.829%, TSFR3M + 1.100%, 01/20/2033 (A)(B)	1,267	1,267
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.824%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	3,400	3,400
Bain Capital Credit CLO, Ser 2025-5A, Cl ARR
4.879%, TSFR3M + 1.150%, 04/20/2034 (A)(B)	2,700	2,700
Bain Capital Credit CLO, Ser 2026-3A, Cl A1R3
4.742%, TSFR3M + 0.990%, 10/23/2034 (A)(B)	1,500	1,500
Barings CLO 2021-III, Ser 2025-3A, Cl AR
4.859%, TSFR3M + 1.130%, 01/18/2035 (A)(B)	2,600	2,603
Barings Equipment Finance LLC, Ser 2025- B, Cl A3
4.130%, 10/13/2032 (A)	2,735	2,693
BDS LLC, Ser 2026-FL18, Cl A
4.947%, TSFR1M + 1.300%, 02/19/2044 (A)(B)	1,050	1,051
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.082%, TSFR1M + 0.414%, 11/25/2036 (B)	1,337	1,307
Benefit Street Partners CLO XXV, Ser 2025- 25A, Cl A1R
4.753%, TSFR3M + 1.000%, 01/15/2035 (A)(B)	500	500
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (A)	1,649	1,565
BlueMountain CLO, Ser 2025-4A, Cl CR2 5.029%, TSFR3M + 1.300%,
04/20/2030 (A)(B)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital Automotive REIT, Ser 2024-2A, Cl A1
4.900%, 05/15/2054 (A)	$562	$556
CARS-DB7, Ser 2023-1A, Cl A1
5.750%, 09/15/2053 (A)	1,353	1,353
CIFC Funding 2022-II, Ser 2025-2A, Cl A1R
4.699%, TSFR3M + 0.970%, 04/19/2035 (A)(B)	2,700	2,703
Citigroup Mortgage Loan Trust, Ser 2006- AMC1, Cl A1
4.072%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	849	825
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	2,329	2,176
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (A)	947	900
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (A)	3,310	3,277
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (A)	1,422	1,415
Dryden 43 Senior Loan Fund, Ser 2024-43A, Cl AR3
4.799%, TSFR3M + 1.070%, 04/20/2034 (A)(B)	2,487	2,490
Dryden 86 CLO, Ser 2025-86A, Cl A1R2
4.880%, TSFR3M + 1.130%, 07/17/2034 (A)(B)	2,650	2,652
Dryden CLO, Ser 2024-72A, Cl ARR
4.841%, TSFR3M + 1.100%, 05/15/2032 (A)(B)	1,138	1,138
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.315%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	121	121
Dwight Issuer LLC, Ser 2026-FL2, Cl AS
5.289%, TSFR1M + 1.650%, 01/18/2044 (A)(B)	850	851
Elmwood CLO 15, Ser 2025-2A, Cl A1R
4.883%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	3,000	3,001
Ford Credit Floorplan Master Owner Trust A, Ser 2024-2, Cl A
5.240%, 04/15/2031 (A)	5,150	5,213
Ford Credit Floorplan Master Owner Trust A, Ser 2025-2, Cl B
4.330%, 09/15/2030	3,807	3,769
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (A)	1,207	1,107
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (A)	1,168	1,114

324	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Gracie Point International Funding LLC, Ser 2025-1A, Cl A
5.121%, SOFR30A + 1.500%, 08/15/2028 (A)(B)	$910	$911
Hilton Grand Vacations Trust, Ser 2025-1A, Cl A
4.880%, 05/27/2042 (A)	6,017	5,985
HINNT LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	1,360	1,369
Hotwire Funding LLC, Ser 2024-1A, Cl A2
5.893%, 06/20/2054 (A)	1,135	1,143
HPS Loan Management, Ser 10-2016, Cl A1R3
4.849%, TSFR3M + 1.120%, 04/20/2034 (A)(B)	1,287	1,287
HPS Loan Management, Ser 2025-16A, Cl A1R
4.862%, TSFR3M + 1.110%, 01/23/2035 (A)(B)	3,000	3,001
Invesco CLO, Ser 2022-2A, Cl A1R
4.879%, TSFR3M + 1.150%, 07/20/2035 (A)(B)	1,400	1,400
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.012%, TSFR1M + 0.344%, 05/25/2037 (B)	2,266	2,218
KKR CLO, Ser 2025-42A, Cl AR
4.879%, TSFR3M + 1.150%, 07/20/2034 (A)(B)	1,775	1,776
KKR CLO, Ser 2026-23, Cl AR2
4.779%, TSFR3M + 1.050%, 04/20/2036 (A)(B)	1,210	1,210
Kubota Credit Owner Trust, Ser 2026-1A, Cl A3
3.870%, 05/15/2030 (A)	6,450	6,337
LCM, Ser 2025-33A, Cl AR
4.909%, TSFR3M + 1.180%, 07/20/2034 (A)(B)	3,625	3,625
Madison Park Funding XXXIII, Ser 2026- 33A, Cl AR2
4.783%, TSFR3M + 1.030%, 10/15/2032 (A)(B)	757	758
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.322%, TSFR1M + 0.654%, 03/25/2036 (B)	276	268
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	653	639
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	2,073	1,955
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	816	765

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	$723	$687
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	1,675	1,530
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	4,597	4,171
Navient Private Education Refi Loan Trust, Ser 2022-BA, Cl A
4.160%, 10/15/2070 (A)	82	79
Navient Refinance Loan Trust, Ser 2026-B, Cl A
5.070%, 06/15/2056 (A)	3,979	3,962
Navigator Aircraft ABS, Ser 2021-1, Cl A
2.771%, 11/15/2046 (A)(D)	633	601
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (A)	3,450	3,265
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.142%, TSFR1M + 0.474%, 05/25/2036 (B)	838	836
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
3.972%, TSFR1M + 0.304%, 04/25/2037 (B)	860	830
Octagon 56, Ser 2026-1A, Cl AR
4.803%, TSFR3M + 1.050%, 10/15/2034 (A)(B)	2,000	2,001
Octagon 57, Ser 2025-1A, Cl AR
4.823%, TSFR3M + 1.070%, 10/15/2034 (A)(B)	1,750	1,751
Octagon 64, Ser 2025-1A, Cl A1R
4.994%, TSFR3M + 1.260%, 07/21/2035 (A)(B)	1,900	1,901
Octagon Investment Partners 41, Ser 2025- 2A, Cl A1R2
4.843%, TSFR3M + 1.090%, 10/15/2033 (A)(B)	2,800	2,800
Octagon Investment Partners 51, Ser 2025- 1A, Cl AR
4.719%, TSFR3M + 0.990%, 07/20/2034 (A)(B)	2,000	1,999
Octane Recievables Trust, Ser 2026-RVM1, Cl B
5.180%, 06/20/2047 (A)	1,275	1,274
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.322%, TSFR1M + 0.654%, 03/25/2037 (B)	796	769

SEI Institutional Investments Trust	325

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl A1R
4.803%, TSFR3M + 1.050%, 07/15/2034 (A)(B)	$2,700	$2,700
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	6,377	6,396
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (A)	3,115	3,103
PFS Financing, Ser 2025-F, Cl A
4.400%, 08/15/2030 (A)	731	726
PFS Financing, Ser 2026-D, Cl A
4.490%, 05/15/2031 (A)	5,070	5,027
PFS Financing, Ser 2026-D, Cl B
4.730%, 05/15/2031 (A)	3,775	3,732
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (A)	720	718
RAD CLO, Ser 2025-21A, Cl A1R
4.880%, TSFR3M + 1.070%, 01/25/2037 (A)(B)	2,800	2,798
Rockford Tower CLO, Ser 2019-2A, Cl AR2
4.863%, TSFR3M + 1.130%, 08/20/2032 (A)(B)	1,086	1,086
Rockford Tower CLO, Ser 2025-1A, Cl AR2
4.829%, TSFR3M + 1.100%, 04/20/2034 (A)(B)	1,392	1,391
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.122%, TSFR1M + 0.454%, 10/25/2046 (B)	105	104
Serenity-Peace Park CLO, Ser 2025-1A, Cl X
4.825%, TSFR3M + 1.050%, 10/24/2038 (A)(B)	1,875	1,877
Sierra Timeshare Receivables Funding LLC, Ser 2025-2A, Cl A
4.720%, 04/20/2044 (A)	2,738	2,714
Sierra Timeshare Receivables Funding LLC, Ser 2025-3A, Cl A
4.440%, 08/22/2044 (A)	4,950	4,910
Signal Rail I LLC, Ser 2021-1, Cl A
2.230%, 08/17/2051 (A)	1,784	1,683
SLM Student Loan Trust, Ser 2012-2, Cl A
4.458%, SOFR30A + 0.814%, 01/25/2029 (B)	448	437
SLM Student Loan Trust, Ser 2013-2, Cl A
4.208%, SOFR30A + 0.564%, 06/25/2043 (B)	549	543
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	764	722
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	1,072	1,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	$903	$790
Stellantis Financial Floorplan Master Auto Owner Trust, Ser 2026-1A, Cl B
4.890%, 08/20/2031 (A)	2,325	2,318
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A3
2.860%, 06/20/2051 (A)	1,422	1,356
SVC ABS LLC, Ser 2023-1A, Cl A
5.150%, 02/20/2053 (A)	772	768
Switch ABS Issuer LLC, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (A)	1,140	1,099
Tesla Sustainable Energy Trust, Ser 2024- 1A, Cl A2
5.080%, 06/21/2050 (A)	5,930	5,935
Textainer Marine Containers VII, Ser 2021- 3A, Cl A
1.940%, 08/20/2046 (A)	959	854
Textainer Marine Containers VIII, Ser 2020- 2A, Cl A
2.100%, 09/20/2045 (A)	1,054	988
Thompson Park CLO, Ser 2025-1A, Cl A1R
4.803%, TSFR3M + 1.050%, 04/15/2034 (A)(B)	1,455	1,455
Tricon Residential Trust, Ser 2024-SFR1, Cl B
4.750%, 04/17/2041 (A)	1,230	1,201
Tricon Residential Trust, Ser 2026-SFR1, Cl B
4.990%, TSFR1M + 1.350%, 02/17/2043 (A)(B)	1,068	1,067
Tricon Trust, Ser 2026-SFR2, Cl A
4.939%, TSFR1M + 1.300%, 06/17/2043 (A)(B)	1,100	1,101
Trinitas CLO XX, Ser 2025-20A, Cl A1R
4.769%, TSFR3M + 1.040%, 07/20/2035 (A)(B)	2,800	2,802
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (A)	2,598	2,460
TRTX Issuer, Ser 2025-FL6, Cl A
5.176%, TSFR1M + 1.537%, 09/18/2042 (A)(B)	1,850	1,854
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (A)	1,826	1,744
Vantage Data Centers Issuer LLC, Ser 2021- 1A, Cl A2
2.165%, 10/15/2046 (A)	930	927
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (A)	1,595	1,536
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl C2I
3.156%, 02/15/2052 (A)	1,205	1,182

326	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust Series, Ser 2024-5, Cl B
5.250%, 06/21/2032 (A)	$1,200	$1,209
Verizon Master Trust Series, Ser 2024-5, Cl C
5.490%, 06/21/2032 (A)	3,010	3,035
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,497
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (A)	2,330	2,303
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,672
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (A)	710	695
Verizon Master Trust, Ser 2025-10, Cl C
4.670%, 10/20/2033 (A)	750	732
Yamaha Motor Master Trust II, Ser 2026-A, Cl B
4.640%, 04/15/2031 (A)	975	965
		233,537

Total Asset-Backed Securities
(Cost $460,841) ($ Thousands)		458,413

MORTGAGE-BACKED SECURITIES — 18.7%
Agency Mortgage-Backed Obligations — 10.4%
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.143%, SOFR30A + 1.500%, 10/25/2043(A)(B)	248	248
FHLMC
5.771%, RFUCCT1Y + 1.468%, 03/01/2037(B)	3	3
4.500%, 09/01/2040 to 10/01/2052	10,810	10,337
4.000%, 01/01/2053	1,209	1,107
3.500%, 02/01/2034 to 05/01/2035	1,198	1,157
2.500%, 09/01/2030 to 02/01/2038	6,136	5,806
FHLMC ARM
5.337%, SOFR30A + 2.196%, 06/01/2055(B)	2,884	2,891
4.498%, SOFR30A + 2.173%, 05/01/2056(B)	3,190	3,109
FHLMC CMO, Ser 2020-5050, Cl YA
1.000%, 01/15/2046	1,238	1,143
FHLMC CMO, Ser 2026-5666, Cl FP
4.793%, SOFR30A + 1.150%, 06/25/2056(B)	783	781
FHLMC Multifamily Structured Pass Through Certificates, Ser K085, Cl A2
4.060%, 10/25/2028(B)	4,339	4,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl A2
2.903%, 06/25/2029	$8,255	$7,876
FHLMC Multifamily Structured Pass Through Certificates, Ser K108, Cl A2
1.517%, 03/25/2030	7,284	6,561
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,080
FHLMC Multifamily Structured Pass Through Certificates, Ser K750, Cl A2
3.000%, 09/25/2029	5,205	4,984
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.094%, SOFR30A + 0.474%, 09/25/2027(B)	43	43
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
3.974%, SOFR30A + 0.354%, 01/25/2028(B)	274	273
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.024%, SOFR30A + 0.404%, 08/25/2027(B)	309	309
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	543	530
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
4.445%, 12MTA + 0.740%, 05/25/2044(B)	174	174
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.001%, SOFR30A + 0.364%, 02/15/2035(B)	209	207
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.121%, SOFR30A + 0.484%, 10/15/2034(B)	120	120
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.051%, SOFR30A + 0.414%, 01/15/2036(B)	7	7
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.051%, SOFR30A + 0.414%, 04/15/2036(B)	68	67
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
4.401%, SOFR30A + 0.764%, 03/15/2032(B)	90	90
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.151%, SOFR30A + 0.514%, 08/15/2032(B)	154	154
FNMA
6.000%, 04/01/2039	2,342	2,397
5.500%, 07/01/2053	1,136	1,132
5.000%, 05/01/2053	2,383	2,318
4.000%, 06/01/2052 to 01/01/2053	3,990	3,661

SEI Institutional Investments Trust	327

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 09/01/2034	$991	$956
3.000%, 10/01/2030 to 06/01/2037	3,940	3,794
2.500%, 02/01/2031 to 06/01/2032	1,173	1,125
2.000%, 04/01/2031 to 03/01/2036	1,032	951
1.500%, 10/01/2035	995	887
FNMA ARM
4.862%, SOFR30A + 2.339%, 07/01/2053(B)	2,889	2,888
FNMA CMO, Ser 2024-49, Cl FC
4.943%, SOFR30A + 1.300%, 07/25/2054(B)	2,941	2,954
FNMA CMO, Ser 2024-73, Cl FB
4.843%, SOFR30A + 1.200%, 10/25/2054(B)	5,620	5,633
FNMA CMO, Ser 2026-42, Cl AF
4.843%, SOFR30A + 1.200%, 06/25/2056(B)	3,494	3,481
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.088%, SOFR30A + 0.444%, 10/25/2035(B)	265	264
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.058%, SOFR30A + 0.414%, 05/25/2036(B)	49	48
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.188%, SOFR30A + 0.544%, 07/25/2036(B)	234	233
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.177%, SOFR30A + 0.564%, 06/25/2037(B)	142	141
FNMA REMIC CMO, Ser 2010-43, Cl VF
4.308%, SOFR30A + 0.664%, 05/25/2040(B)	197	197
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.077%, SOFR30A + 0.464%, 05/25/2042(B)	292	289
FNMA REMIC CMO, Ser 2012-54, Cl CF
4.458%, SOFR30A + 0.814%, 05/25/2042(B)	101	101
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.127%, SOFR30A + 0.514%, 08/25/2046(B)	97	96
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.227%, SOFR30A + 0.614%, 03/25/2050(B)	833	821
FNMA REMICS CMO, Ser 2019-79, Cl FA
4.227%, SOFR30A + 0.614%, 01/25/2050(B)	330	325
FNMA TBA
5.000%, 09/15/2041	7,775	7,736
4.500%, 09/15/2041	7,050	6,879
4.000%, 09/15/2041	6,350	6,073
3.500%, 09/01/2040 to 10/01/2040	10,675	9,795

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028(B)	$667	$654
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.480%, 06/25/2028(B)	3,732	3,672
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.660%, 06/25/2028(B)	3,939	3,875
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,012	1,000
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	276	269
GNMA
4.000%, 10/20/2052	1,328	1,220
GNMA CMO, Ser 2007-1, Cl F
4.067%, TSFR1M + 0.414%, 01/20/2037(B)	231	231
GNMA CMO, Ser 2011-151, Cl BF
4.117%, TSFR1M + 0.464%, 04/20/2041(B)	203	201
GNMA CMO, Ser 2012-77, Cl FM
4.424%, TSFR1M + 0.784%, 11/16/2039(B)	114	114
GNMA CMO, Ser 2015-52, Cl EA
2.000%, 01/16/2043	3,005	2,875
GNMA CMO, Ser 2022-174, Cl AG
3.000%, 07/20/2044	3,830	3,672
GNMA CMO, Ser 2023-113, Cl FD
4.989%, SOFR30A + 1.350%, 08/20/2053(B)	1,500	1,510
GNMA CMO, Ser 2024-148, Cl AF
4.819%, SOFR30A + 1.180%, 09/20/2054(B)	6,306	6,329
GNMA CMO, Ser 2024-30, Cl CF
4.889%, SOFR30A + 1.250%, 02/20/2054(B)	1,783	1,789
GNMA TBA
4.000%, 09/15/2056	13,325	12,029
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	232	225
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	439	431
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(B)	45	46
UMBS TBA
5.500%, 09/15/2056	5,600	5,542
5.000%, 09/15/2056	15,400	14,854
4.500%, 09/15/2056	5,725	5,372

328	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 09/14/2039	$2,925	$2,669
		188,096
Non-Agency Mortgage-Backed Obligations — 8.3%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
4.827%, TSFR1M + 1.180%, 09/15/2034(A)(B)	1,400	1,398
ALA Trust, Ser OANA, Cl A
5.371%, TSFR1M + 1.743%, 06/15/2040(A)(B)	1,860	1,869
Aventura Mall Trust, Ser 2018-AVM, Cl A
4.249%, 07/05/2040(A)(B)	4,605	4,524
Banc of America Funding Trust, Ser 2014- R6, Cl 2A13
4.099%, 07/26/2036(A)(B)	823	817
BANK 2021, Ser BN33, Cl ASB
2.218%, 05/15/2064	2,185	2,061
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	279	275
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	1,619	1,577
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,055	1,025
BBCMS Mortgage Trust 2020, Ser C7, Cl ASB
2.029%, 04/15/2053	2,811	2,677
BBCMS Mortgage Trust 2022, Ser C14, Cl ASB
2.901%, 02/15/2055	2,000	1,886
BBCMS Mortgage Trust 2026, Ser 5C41, Cl A1
4.660%, 05/15/2069	1,906	1,887
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	647	615
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,139
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	2,333	2,271
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	792
Benchmark Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	1,428	1,390
BX Commercial Mortgage Trust, Ser 2021- 21M, Cl A
4.484%, TSFR1M + 0.844%, 10/15/2036(A)(B)	13	13
BX Commercial Mortgage Trust, Ser 2021- ACNT, Cl B
5.004%, US0001M + 1.364%, 11/15/2038(A)(B)	1,096	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2025- JDI, Cl A
5.039%, TSFR1M + 1.400%, 11/15/2042(A)(B)	$785	$787
BX Commercial Mortgage Trust, Ser 2026- CSMO, Cl A
5.039%, TSFR1M + 1.400%, 02/15/2043(A)(B)	1,250	1,253
CD 2017-CD5 Mortgage Trust, Ser CD5, Cl AS
3.684%, 08/15/2050(B)	1,080	1,062
CFCRE Commercial Mortgage Trust 2016, Ser C7, Cl AM
4.162%, 12/10/2054	1,650	1,637
CGMS Commercial Mortgage Trust 2017, Ser B1, Cl AS
3.711%, 08/15/2050(B)	1,700	1,672
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	767	764
Citigroup Commercial Mortgage Trust, Ser 2023-SMRT, Cl A
6.015%, 06/12/2040(A)(B)	2,000	2,022
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	1,349	1,311
COMM 2017 Mortgage Trust, Ser COR2, Cl AM
3.803%, 09/10/2050	1,635	1,609
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	276	271
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.293%, SOFR30A + 1.650%, 12/25/2041(A)(B)	1,335	1,337
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(A)(D)	727	726
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	1,177	1,171
Cross Mortgage Trust, Ser 2025-H1, Cl A1
5.735%, 02/25/2070(A)(B)	1,321	1,322
CSMC Series, Ser 2014-6R, Cl 15A2
14.600%, TSFR1M + 0.264%, 11/27/2036(A)(B)	82	82
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(D)	1,296	1,261
CSMCM Trust, Ser 2018-SP3, Cl B1
3.500%, 09/25/2058(A)(B)	871	832
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.943%, SOFR30A + 1.300%, 02/25/2042(A)(B)	32	32

SEI Institutional Investments Trust	329

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.002%, TSFR1M + 0.334%, 12/25/2037(B)	$993	$952
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	337	329
GWT, Ser 2024-WLF2, Cl A
5.318%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,482
Hilt Commercial Mortgage Trust, Ser ORL, Cl A
5.180%, TSFR1M + 1.541%, 05/15/2037(A)(B)	750	751
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(A)(B)	2,430	2,425
Hudson Yards Mortgage Trust, Ser 2025- SPRL, Cl A
5.649%, 01/13/2040(A)(B)	5,165	5,208
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
4.582%, TSFR1M + 0.914%, 10/25/2034(B)	75	75
JP Morgan Chase Commercial Mortgage Securities Trust 2026, Ser FUN, Cl A
5.289%, TSFR1M + 1.650%, 06/15/2039(A)(B)	525	527
JPMDB Commercial Mortgage Securities Trust, Ser 2019-COR6, Cl ASB
2.982%, 11/13/2052	987	964
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	496	494
JW Commercial Mortgage Trust 2026, Ser MRCO, Cl A
5.139%, TSFR1M + 1.500%, 06/15/2039(A)(B)	1,360	1,364
LBA Trust 2026, Ser LBA6, Cl B
4.989%, TSFR1M + 1.350%, 07/15/2043(A)(B)	1,400	1,400
LEX Mortgage Trust, Ser 2024-BBG, Cl A
5.036%, 10/13/2033(A)(B)	700	695
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.242%, TSFR1M + 0.574%, 04/25/2029(B)	73	67
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	167	163
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,124	1,101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C35, Cl A1
4.609%, 08/15/2058	1,346	1,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	$684	$681
Morgan Stanley Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1
5.075%, 03/25/2071(A)(B)	1,358	1,339
NRTH Commercial Mortgage Trust, Ser 2025-PARK, Cl A
5.033%, TSFR1M + 1.393%, 10/15/2040(A)(B)	1,390	1,395
NYC Trust, Ser 3ELV, Cl A
5.618%, TSFR1M + 1.991%, 08/15/2029(A)(B)	1,300	1,303
NYO Commercial Mortgage Trust, Ser 2021, Cl A
4.850%, TSFR1M + 1.209%, 11/15/2038(A)(B)	1,615	1,614
OBX Trust, Ser 2025-NQM10, Cl A1
5.453%, 05/25/2065(A)(D)	720	718
OBX Trust, Ser 2026-NQM6, Cl A1FC
5.063%, 04/26/2066(A)(D)	5,458	5,413
One New York Plaza Trust, Ser 2020-1NYP, Cl A
4.705%, TSFR1M + 1.064%, 01/15/2036(A)(B)	899	872
PMT Loan Trust, Ser 2026-CNF3, Cl A23
5.093%, SOFR30A + 1.450%, 04/25/2057(A)(B)	1,335	1,330
PMT Loan Trust, Ser 2026-INV3, Cl A36
4.993%, SOFR30A + 1.350%, 02/25/2057(A)(B)	1,337	1,337
PRET Trust, Ser 2025-RPL3, Cl A1
4.150%, 04/25/2065(A)(D)	1,317	1,275
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(A)(D)	1,909	1,879
PRPM LLC, Ser 2024-RCF2, Cl A1
3.750%, 03/25/2054(A)(D)	362	353
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(A)(D)	5,874	5,781
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(D)	2,217	2,199
PRPM LLC, Ser 2025-RCF5, Cl A1
4.839%, 10/25/2055(A)(D)	5,482	5,392
PRPM LLC, Ser 2026-RCF5, Cl A1
5.560%, 08/25/2056(A)(D)	4,220	4,213
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(A)(D)	1,732	1,695
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(A)(D)	4,792	4,797
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(A)(D)	6,804	6,777

330	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1B
5.249%, 08/25/2055(A)(B)	$1,829	$1,815
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	12,180	12,222
Sequoia Mortgage Trust, Ser 2026-7, Cl A5
5.000%, 06/25/2056(A)(B)	1,315	1,289
SMRT, Ser 2022-MINI, Cl B
4.990%, TSFR1M + 1.350%, 01/15/2039(A)(B)	450	449
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	1,187	1,113
Towd Point Mortgage Trust, Ser 2018-5, Cl A1
3.250%, 07/25/2058(A)(B)	1,247	1,191
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	654	632
Towd Point Mortgage Trust, Ser 2018-6, Cl A1B
3.750%, 03/25/2058(A)(B)	5,116	4,946
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	3,631	3,466
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
4.782%, TSFR1M + 1.114%, 05/25/2058(A)(B)	536	542
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	86	83
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	722	653
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	2,800	2,617
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.302%, TSFR1M + 0.634%, 11/25/2045(B)	640	600
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	775	755
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	710	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	$22	$22
		149,243

Total Mortgage-Backed Securities
(Cost $339,516) ($ Thousands)		337,339

MUNICIPAL BONDS — 1.0%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C, RB
2.504%, 10/01/2028	2,360	2,263
Miami-Dade County, Aviation Revenue, Ser B, RB
2.854%, 10/01/2027	2,000	1,966
		4,229

New York — 0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2, RB
5.000%, 11/01/2028	3,000	3,028
New York City Transitional Finance Authority, GO
4.754%, 11/01/2027	10,405	10,449
		13,477
Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A, RB
4.518%, 09/01/2027	1,250	1,251

Total Municipal Bonds
(Cost $18,989) ($ Thousands)		18,957

SOVEREIGN DEBT — 0.7%
Saudi Government International Bond
5.125%, 01/13/2028(A)	9,220	9,260
4.125%, 01/12/2029(A)	3,128	3,074

Total Sovereign Debt
(Cost $12,311) ($ Thousands)		12,334

SEI Institutional Investments Trust	331

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BOND — 0.1%
Qatar Government International Bond
3.750%, 04/16/2030 (A)	$1,597	$1,534

Total Global Bond
(Cost $1,571) ($ Thousands)		1,534

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.570%**†	32,599,257	32,599

Total Cash Equivalent
(Cost $32,599) ($ Thousands)		32,599

PURCHASED SWAPTION — 0.0%
Total Purchased Swaption
(Cost $22) ($ Thousands)		25

Total Investments in Securities — 105.0%
(Cost $1,906,950) ($ Thousands)		$1,896,267

A list of open over the counter swaptions contracts for the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
5-Year Interest Rate Swap	Goldman Sachs	$6,085,000	$4.36	10/17/2026	$25

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,377	Dec-2026	$283,184	$282,607	$(577)

Short Contracts
U.S. 5-Year Treasury Notes	(404)	Dec-2026	$(42,917)	$(42,704)	$213
U.S. Ultra Long Treasury Bonds	(55)	Dec-2026	(6,056)	(6,051)	5
Ultra 10-Year U.S. Treasury Notes	(285)	Dec-2026	(31,356)	(31,186)	170
			(80,329)	(79,941)	388
			$202,855	$202,666	$(189)

A list of the OTC swap agreement held by the Fund at August 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	ORCL 1.0 06/20/31	PROTECTION	1.00%	Quarterly	06/20/2031	USD	1,380	$(61)	$(47)	$(14)

332	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Limited Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $1,805,412 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2026.

†	Investment in Affiliated Security.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $610,410 ($ Thousands), representing 33.8% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$161,623	$598,731	$(727,755)	$—	$—	$32,599	$396	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	333

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS — 89.0%
Communication Services — 6.9%
Alphabet
6.500%, 08/15/2066	$7,340	$7,342
6.375%, 08/15/2056	7,835	7,884
6.250%, 08/15/2046	4,034	4,054
5.450%, 08/15/2036	8,360	8,294
5.450%, 11/15/2055	3,750	3,323
4.700%, 11/15/2035	7,210	6,830
4.400%, 02/15/2033	5,270	5,042
4.100%, 02/15/2031	5,670	5,480
2.050%, 08/15/2050	1,356	680
AT&T
8.750%, 11/15/2031	1,150	1,307
6.800%, 05/15/2036	2,915	3,110
5.700%, 11/01/2054	2,470	2,161
4.900%, 08/15/2037	3,040	2,810
Beignet Investor LLC
6.581%, 05/30/2049 (A)	8,364	8,013
Charter Communications Operating LLC / Charter Communications Operating Capital
6.700%, 12/01/2055	2,485	2,255
Comcast
6.450%, 03/15/2037	6,445	6,670
5.350%, 05/15/2053	1,325	1,090
4.200%, 08/15/2034	14,987	13,602
4.049%, 11/01/2052	315	210
3.999%, 11/01/2049	3,805	2,567
3.969%, 11/01/2047	2,823	1,937
2.987%, 11/01/2063	1,839	894
2.937%, 11/01/2056	10,543	5,388
2.887%, 11/01/2051	2,665	1,427
2.650%, 02/01/2030	1,602	1,482
Cox Communications
1.800%, 10/01/2030 (A)	3,370	2,880
Meta Platforms
6.450%, 05/15/2066	195	178
6.300%, 05/15/2056	3,050	2,808
6.200%, 05/15/2046	2,695	2,531
5.750%, 05/15/2063	1,205	994
5.750%, 11/15/2065	255	209
5.625%, 11/15/2055	6,945	5,789
5.550%, 08/15/2064	2,475	1,976
5.500%, 11/15/2045	3,870	3,358
5.400%, 08/15/2054	4,045	3,279
4.550%, 08/15/2031	7,550	7,370
4.450%, 08/15/2052	6,537	4,691
NTT Finance
4.620%, 07/16/2028 (A)	7,315	7,282
Paramount Global
5.900%, 10/15/2040	1,935	1,448
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (A)	855	815
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rogers Communications
5.000%, 02/15/2029	$3,888	$3,886
Sopaipilla Investor LLC
7.534%, 11/30/2048 (A)	11,536	11,817
Space Exploration Technologies
6.650%, 07/15/2056 (A)	3,560	3,169
5.875%, 07/15/2036 (A)	6,442	6,071
5.650%, 07/15/2033 (A)	15,650	15,098
5.350%, 07/15/2031 (A)	18,065	17,658
Sprint Capital
8.750%, 03/15/2032	3,530	4,093
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	7,190	7,192
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,550	1,692
Time Warner Cable LLC
7.300%, 07/01/2038	595	598
6.750%, 06/15/2039	3,105	2,955
6.550%, 05/01/2037	5,340	5,142
T-Mobile USA
5.150%, 04/15/2034	4,230	4,142
4.500%, 04/15/2050	1,970	1,504
Verizon Communications
4.780%, 02/15/2035	3,058	2,887
Walt Disney
3.500%, 05/13/2040	5,195	4,138
2.750%, 09/01/2049	2,438	1,455
2.000%, 09/01/2029	2,060	1,911
		244,868
Consumer Discretionary — 5.1%
Amazon.com
6.250%, 07/09/2066	405	390
6.100%, 07/09/2056	10,420	10,063
5.800%, 03/13/2056	5,060	4,667
5.650%, 03/13/2046	4,335	4,064
5.300%, 07/09/2036	8,481	8,300
4.875%, 03/13/2036	13,320	12,662
4.550%, 03/13/2033	5,035	4,850
4.250%, 03/13/2031	9,150	8,873
3.950%, 04/13/2052	8,393	5,945
3.875%, 08/22/2037	2,025	1,759
3.100%, 05/12/2051	6,995	4,245
1.650%, 05/12/2028	2,055	1,960
American Honda Finance MTN
5.125%, 07/07/2028	1,241	1,248
BMW US Capital LLC
2.550%, 04/01/2031 (A)	4,770	4,248
Carnival
5.750%, 08/01/2032 (A)	8,585	8,496
Daimler Truck Finance North America LLC
4.150%, 01/12/2029 (A)	7,810	7,689

334	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	$2,605	$2,618
Flutter Treasury DAC
6.375%, 04/29/2029 (A)	2,345	2,371
Ford Motor Credit LLC
5.431%, 08/13/2029	5,785	5,784
General Motors Financial
5.350%, 07/15/2027	2,310	2,326
Home Depot
5.300%, 06/25/2054	2,245	2,029
4.950%, 06/25/2034	5,925	5,827
4.650%, 09/15/2035	2,325	2,221
4.500%, 12/06/2048	1,650	1,347
4.400%, 03/15/2045	3,217	2,656
4.250%, 04/01/2046	345	277
3.900%, 06/15/2047	565	425
3.350%, 04/15/2050	1,110	739
3.300%, 04/15/2040	775	604
2.800%, 09/14/2027	2,745	2,703
2.750%, 09/15/2051	3,000	1,741
Hyundai Capital America
5.300%, 03/19/2027 (A)	6,335	6,364
4.900%, 06/23/2028 (A)	7,130	7,129
4.750%, 06/18/2029 (A)	4,280	4,246
4.550%, 09/26/2029 (A)	1,965	1,939
4.550%, 01/08/2031 (A)	3,620	3,527
4.500%, 09/18/2030 (A)	2,300	2,238
2.100%, 09/15/2028 (A)	4,600	4,347
Hyundai Capital America MTN
5.000%, 04/07/2031 (A)	4,320	4,266
Las Vegas Sands
5.300%, 05/15/2031	2,435	2,406
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,535	1,506
Resorts World Las Vegas LLC
4.625%, 04/06/2031 (A)	2,465	2,098
Royal Caribbean Cruises
5.550%, 01/20/2034	4,100	4,076
Toyota Motor Credit
5.050%, 05/16/2029	6,335	6,386
Toyota Motor Credit MTN
4.600%, 10/10/2031	6,110	6,008
University of Southern California
5.250%, 10/01/2111	2,855	2,521
		182,184
Consumer Staples — 2.9%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	14,664	12,839
4.700%, 02/01/2036	12,591	11,927
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,180
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 01/23/2049	$755	$712
BAT Capital
5.550%, 08/05/2036	2,105	2,084
4.390%, 08/15/2037	4,348	3,862
2.259%, 03/25/2028	4,295	4,137
Cargill
4.125%, 10/23/2030 (A)	4,905	4,758
Diageo Investment
5.625%, 04/15/2035	2,550	2,586
Imperial Brands Finance
5.500%, 07/07/2036 (A)	2,700	2,618
JBS NV / JBS USA Foods Group Holdings / JBS USA Food Co Holdings
6.500%, 12/01/2052	1,790	1,735
3.000%, 02/02/2029	2,370	2,267
Maple Parent Holdings
4.750%, 03/26/2029 (A)	2,775	2,753
Mars
5.700%, 05/01/2055 (A)	2,430	2,296
4.800%, 03/01/2030 (A)	5,695	5,666
3.200%, 04/01/2030 (A)	2,435	2,300
PepsiCo
4.200%, 07/18/2052	1,620	1,256
Philip Morris International
5.625%, 09/07/2033	2,915	2,976
5.125%, 11/17/2027	4,950	4,982
5.125%, 02/15/2030	2,075	2,088
4.500%, 03/20/2042	2,830	2,419
4.375%, 11/01/2027	6,275	6,261
4.375%, 04/30/2030	6,080	5,959
3.875%, 08/21/2042	3,890	3,068
Reynolds American
8.125%, 05/01/2040	980	1,132
Target
5.000%, 04/15/2035	3,770	3,694
		104,555
Energy — 4.0%
Baker Hughes Holdings LLC
5.850%, 06/15/2056	2,290	2,188
BP Capital Markets America
3.937%, 09/21/2028	1,935	1,908
3.379%, 02/08/2061	1,576	977
3.001%, 03/17/2052	1,295	794
2.939%, 06/04/2051	210	128
2.772%, 11/10/2050	1,490	882
BP Capital Markets PLC
3.723%, 11/28/2028	9,984	9,785
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	1,985	1,989
2.742%, 12/31/2039	2,925	2,459
ConocoPhillips
5.500%, 01/15/2055	1,970	1,816

SEI Institutional Investments Trust	335

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 01/15/2032	$2,079	$2,070
4.025%, 03/15/2062	3,900	2,723
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	4,975	5,050
5.650%, 10/15/2054	3,249	2,962
Energy Transfer LP
6.300%, 01/15/2056	2,255	2,198
6.050%, 12/01/2026	5,990	6,007
4.000%, 10/01/2027	3,135	3,114
Eni SpA
5.250%, 05/18/2036 (A)	5,755	5,556
Enterprise Products Operating LLC
4.850%, 01/31/2034	6,940	6,759
4.850%, 08/15/2042	2,940	2,622
4.850%, 03/15/2044	2,090	1,839
EOG Resources
5.650%, 12/01/2054	3,217	3,027
4.375%, 04/15/2030	1,680	1,652
Exxon Mobil
4.227%, 03/19/2040	760	667
4.114%, 03/01/2046	1,430	1,144
3.452%, 04/15/2051	4,480	3,072
3.095%, 08/16/2049	905	586
2.995%, 08/16/2039	2,295	1,772
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,700	2,186
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,504
Hess
6.000%, 01/15/2040	5,910	6,093
HF Sinclair
5.000%, 02/01/2028	4,830	4,819
MPLX LP
6.200%, 09/15/2055	1,415	1,375
5.500%, 11/01/2036	2,250	2,197
Occidental Petroleum
6.450%, 09/15/2036	2,620	2,764
6.050%, 10/01/2054	1,110	1,087
Raizen Fuels Finance
6.250%, 07/08/2032 (A)(B)	2,925	1,668
Rio Grande LNG LLC
5.750%, 06/30/2036 (A)	2,160	2,104
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	2,995	2,962
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,247	2,312
Schlumberger Holdings
5.000%, 06/01/2034 (A)	3,560	3,456
Schlumberger Investment
5.150%, 05/07/2036	3,660	3,581
Shell Finance US
5.500%, 03/25/2040	1,360	1,342
4.550%, 08/12/2043	2,610	2,229

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/12/2046	$4,600	$3,426
2.375%, 11/07/2029	2,360	2,201
Shell International Finance BV
3.625%, 08/21/2042	3,455	2,682
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,951
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,158	3,099
TotalEnergies Capital
5.488%, 04/05/2054	2,930	2,731
5.425%, 09/10/2064	1,970	1,770
5.275%, 09/10/2054	2,925	2,643
TotalEnergies Capital International
3.127%, 05/29/2050	1,670	1,075
2.986%, 06/29/2041	215	156
		142,159
Financials — 34.3%
Aflac
5.150%, 05/14/2036	3,715	3,619
AIA Group
3.600%, 04/09/2029 (A)	7,585	7,398
AIB Group MTN
5.320%, SOFR + 1.650%, 05/15/2031 (A)(C)	2,190	2,197
Ally Financial
5.737%, SOFRINDX + 1.960%, 05/15/2029 (C)	1,335	1,347
American Express
6.489%, SOFR + 1.940%, 10/30/2031 (C)	4,178	4,398
5.284%, SOFR + 1.420%, 07/26/2035 (C)	1,534	1,518
5.085%, SOFRINDX + 1.020%, 01/30/2031 (C)	3,342	3,351
Ameriprise Financial
4.800%, 06/15/2031	3,195	3,161
Arch Capital Group
5.950%, 06/15/2056	2,344	2,274
5.250%, 06/15/2036	5,020	4,887
Arthur J Gallagher
5.550%, 02/15/2055	2,445	2,208
Athene Global Funding
4.721%, 10/08/2029 (A)	3,370	3,309
2.500%, 03/24/2028 (A)	5,135	4,933
Athene Holding
6.150%, 08/15/2036	2,265	2,241
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	3,410	3,446
5.250%, 01/15/2033 (A)	6,578	6,387
4.950%, 11/15/2030 (A)	4,218	4,121
4.625%, 11/15/2028 (A)	5,490	5,414

336	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group MTN
5.816%, H15T1Y + 1.350%, 06/18/2036 (A)(C)	$7,320	$7,301
Avilease Capital MTN
5.500%, 06/30/2031 (A)	1,970	1,960
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	2,595	2,651
5.750%, 03/01/2029 (A)	2,390	2,422
5.750%, 11/15/2029 (A)	3,500	3,550
Banco Bilbao Vizcaya Argentaria
5.244%, 09/03/2031	5,530	5,499
Banco Santander
6.607%, 11/07/2028	4,690	4,861
5.439%, 07/15/2031	2,600	2,631
Bank of America
6.000%, 10/15/2036	2,940	3,014
5.819%, SOFR + 1.570%, 09/15/2029 (C)	4,485	4,569
5.744%, SOFR + 1.697%, 02/12/2036 (C)	3,891	3,876
5.489%, SOFR + 1.572%, 04/23/2037 (C)	4,115	3,995
5.468%, SOFR + 1.650%, 01/23/2035 (C)	11,230	11,253
5.288%, SOFR + 1.910%, 04/25/2034 (C)	10,525	10,473
4.695%, SOFR + 1.040%, 04/23/2032 (C)	5,080	4,976
4.571%, SOFR + 1.830%, 04/27/2033 (C)	12,875	12,425
4.477%, SOFR + 0.870%, 04/23/2030 (C)	5,655	5,589
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	6,495	6,391
3.311%, SOFR + 1.580%, 04/22/2042 (C)	8,795	6,562
2.592%, SOFR + 2.150%, 04/29/2031 (C)	6,300	5,783
Bank of America MTN
5.425%, SOFR + 1.913%, 08/15/2035 (C)	5,435	5,337
4.948%, SOFR + 2.040%, 07/22/2028 (C)	3,305	3,315
4.271%, TSFR3M + 1.572%, 07/23/2029 (C)	9,560	9,468
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	5,181	3,912
3.974%, TSFR3M + 1.472%, 02/07/2030 (C)	4,175	4,088
3.705%, TSFR3M + 1.774%, 04/24/2028 (C)	9,835	9,779
2.972%, SOFR + 1.330%, 02/04/2033 (C)	1,180	1,051

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.676%, SOFR + 1.930%, 06/19/2041 (C)	$28,693	$20,067
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	5,102	5,262
Bank of Nova Scotia
4.813%, SOFR + 1.045%, 02/02/2034 (C)	3,115	3,008
Banque Federative du Credit Mutuel MTN
4.541%, 01/15/2031 (A)	6,160	5,975
Barclays PLC
5.860%, SOFR + 1.830%, 08/11/2046 (C)	755	721
5.690%, SOFR + 1.740%, 03/12/2030 (C)	1,436	1,458
5.086%, SOFR + 0.960%, 02/25/2029 (C)	3,124	3,132
4.942%, SOFR + 1.560%, 09/10/2030 (C)	2,115	2,101
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,600	2,588
BlackRock Funding
5.250%, 03/14/2054	4,235	3,810
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,290
3.500%, 09/10/2049 (A)	2,105	1,428
3.150%, 10/02/2027 (A)	1,493	1,467
2.550%, 03/30/2032 (A)	2,000	1,738
Blue Owl Technology Finance
6.100%, 03/15/2028	1,320	1,321
BNP Paribas
5.283%, SOFR + 1.280%, 11/19/2030 (A)(C)	4,214	4,224
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,462
Brookfield Asset Management
6.077%, 09/15/2055	5,026	4,882
Brookfield Finance
2.724%, 04/15/2031	3,935	3,545
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,334
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (C)	2,400	2,463
5.655%, SOFR + 1.320%, 08/12/2037 (C)	1,975	1,969
4.343%, SOFR + 0.940%, 11/14/2031 (C)	7,551	7,343
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,090
5.300%, 05/20/2036	3,649	3,592
CI Financial
3.200%, 12/17/2030	8,525	7,684

SEI Institutional Investments Trust	337

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cincinnati Financial
6.920%, 05/15/2028	$2,963	$3,063
6.125%, 11/01/2034	2,882	2,943
Citadel LP
4.875%, 01/15/2027 (A)	2,905	2,903
Citadel Securities Global Holdings LLC
5.500%, 06/18/2030 (A)	2,505	2,511
Citibank
4.914%, 05/29/2030	6,365	6,373
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (C)	3,996	4,093
5.612%, SOFR + 1.746%, 03/04/2056 (C)	2,790	2,608
5.333%, SOFR + 1.465%, 03/27/2036 (C)	1,884	1,854
5.174%, SOFR + 1.364%, 02/13/2030 (C)	7,905	7,943
4.952%, SOFR + 1.463%, 05/07/2031 (C)	8,130	8,080
4.450%, 09/29/2027	160	160
3.057%, SOFR + 1.351%, 01/25/2033 (C)	6,134	5,485
2.904%, SOFR + 1.379%, 11/03/2042 (C)	1,406	983
2.561%, SOFR + 1.167%, 05/01/2032 (C)	16,800	14,931
2.520%, SOFR + 1.177%, 11/03/2032 (C)	2,506	2,193
CME Group
5.300%, 09/15/2043	2,500	2,389
Constellation Global Funding
5.700%, 08/05/2031 (A)	3,306	3,274
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,493
4.900%, 01/07/2028 (A)	2,000	2,005
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(C)	3,140	3,100
Depository Trust
4.550%, 03/27/2031 (A)	3,190	3,135
DNB Bank MTN
4.384%, SOFR + 1.049%, 11/04/2031 (A)(C)	3,660	3,549
Equitable America Global Funding
4.650%, 06/09/2028 (A)	1,500	1,493
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,753	1,700
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	1,500	1,471
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,890	1,893
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
First-Citizens Bank & Trust
5.097%, SOFR + 1.146%, 07/13/2029 (C)	$3,485	$3,477
Fortitude Global Funding
5.500%, 06/12/2031 (A)	5,307	5,283
4.625%, 10/06/2028 (A)	3,575	3,531
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,633
5.500%, 07/17/2031 (A)	4,185	4,148
2.250%, 01/06/2027 (A)	335	332
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,700
Goldman Sachs Group
6.450%, 05/01/2036	670	698
6.215%, SOFR + 1.820%, 07/21/2057 (C)	3,295	3,260
5.727%, SOFR + 1.265%, 04/25/2030 (C)	2,990	3,039
5.655%, SOFR + 1.450%, 07/21/2037 (C)	10,505	10,407
5.561%, SOFR + 1.580%, 11/19/2045 (C)	4,695	4,364
5.541%, SOFR + 1.320%, 01/21/2047 (C)	3,985	3,670
5.536%, SOFR + 1.380%, 01/28/2036 (C)	3,125	3,092
5.150%, 05/22/2045	990	867
5.065%, SOFR + 1.190%, 01/21/2037 (C)	6,288	5,971
4.939%, SOFR + 1.330%, 10/21/2036 (C)	2,240	2,115
4.692%, SOFR + 1.135%, 10/23/2030 (C)	3,745	3,701
4.594%, SOFR + 0.990%, 04/20/2030 (C)	2,770	2,740
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	775	677
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	1,362	1,155
3.436%, SOFR + 1.632%, 02/24/2043 (C)	2,043	1,497
3.210%, SOFR + 1.513%, 04/22/2042 (C)	6,465	4,670
2.650%, SOFR + 1.264%, 10/21/2032 (C)	4,827	4,233
2.383%, SOFR + 1.248%, 07/21/2032 (C)	23,926	20,877
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,110	3,511
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,793
HSBC Holdings PLC
7.390%, SOFR + 3.350%, 11/03/2028 (C)	5,152	5,309

338	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.729%, SOFR + 1.470%, 08/14/2037 (C)	$5,886	$5,832
5.210%, SOFR + 2.610%, 08/11/2028 (C)	2,110	2,120
5.208%, SOFR + 1.320%, 05/12/2034 (C)	2,512	2,459
5.130%, SOFR + 1.040%, 11/19/2028 (C)	4,270	4,289
4.619%, SOFR + 1.190%, 11/06/2031 (C)	3,880	3,789
4.398%, SOFR + 0.990%, 03/10/2030 (C)	2,005	1,974
Huntington Bancshares
6.208%, SOFR + 2.020%, 08/21/2029 (C)	3,550	3,635
Intercontinental Exchange
5.400%, 09/01/2036	4,095	4,071
5.250%, 06/15/2031	5,940	5,996
4.250%, 09/21/2048	1,454	1,139
International Bank for Reconstruction & Development
3.875%, 02/14/2030	10,115	9,927
3.500%, 07/12/2028	4,305	4,239
Jackson Financial
6.150%, 01/15/2037	2,450	2,396
3.125%, 11/23/2031	1,395	1,236
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,545
6.400%, 05/15/2038	2,812	3,004
6.254%, SOFR + 1.810%, 10/23/2034 (C)	13,690	14,373
5.803%, H15T5Y + 1.250%, 07/23/2041 (C)	2,775	2,745
5.581%, SOFR + 1.160%, 04/22/2030 (C)	3,240	3,290
5.576%, SOFR + 1.635%, 07/23/2036 (C)	1,635	1,627
5.534%, SOFR + 1.550%, 11/29/2045 (C)	6,703	6,391
5.336%, SOFR + 1.620%, 01/23/2035 (C)	2,775	2,760
5.294%, SOFR + 1.460%, 07/22/2035 (C)	8,029	7,942
5.193%, SOFR + 1.300%, 02/05/2037 (C)	2,341	2,246
5.148%, SOFR + 1.260%, 04/23/2037 (C)	3,430	3,318
5.103%, SOFR + 1.435%, 04/22/2031 (C)	1,695	1,696
5.041%, SOFR + 1.015%, 07/23/2032 (C)	10,015	9,952
4.810%, SOFR + 1.190%, 10/22/2036 (C)	4,340	4,112

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.623%, TSFR3M + 0.812%, 02/01/2027 (C)	$1,630	$1,624
4.622%, SOFR + 0.990%, 04/23/2032 (C)	5,080	4,965
4.565%, SOFR + 1.750%, 06/14/2030 (C)	4,855	4,809
4.505%, SOFR + 0.860%, 10/22/2028 (C)	1,760	1,758
4.408%, SOFR + 0.820%, 04/23/2030 (C)	5,555	5,480
4.255%, SOFR + 0.930%, 10/22/2031 (C)	4,345	4,205
3.964%, TSFR3M + 1.642%, 11/15/2048 (C)	3,784	2,853
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	115	86
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	6,195	5,319
3.509%, TSFR3M + 1.207%, 01/23/2029 (C)	11,012	10,840
3.157%, TSFR3M + 1.460%, 04/22/2042 (C)	10,745	7,903
3.109%, SOFR + 2.440%, 04/22/2051 (C)	260	165
2.522%, SOFR + 2.040%, 04/22/2031 (C)	7,903	7,252
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (A)(C)	3,775	3,670
KKR
5.100%, 08/07/2035	2,144	2,046
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,591
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,990
Korea Development Bank
4.375%, 02/15/2028	5,150	5,144
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,662
Lincoln Financial Global Funding
4.950%, 05/21/2031 (A)	2,180	2,147
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (C)	2,641	2,663
5.668%, H15T1Y + 0.820%, 02/10/2047 (C)	2,677	2,533
5.087%, H15T1Y + 0.850%, 11/26/2028 (C)	3,725	3,741
4.425%, H15T1Y + 0.820%, 11/04/2031 (C)	7,295	7,082
4.241%, H15T1Y + 0.600%, 02/10/2030 (C)	3,240	3,183
Lseg US Finance
5.250%, 03/23/2036 (A)	1,725	1,677

SEI Institutional Investments Trust	339

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 03/23/2029 (A)	$3,200	$3,152
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,676
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/2036 (C)	175	170
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	2,625	2,718
Macquarie Bank
5.819%, H15T1Y + 1.350%, 06/10/2037 (A)(C)	4,156	4,056
Macquarie Group MTN
1.629%, SOFR + 0.910%, 09/23/2027 (A)(C)	3,694	3,686
Manulife Financial
4.986%, 12/11/2035	3,277	3,145
Marsh & McLennan
4.900%, 03/15/2049	840	713
4.750%, 03/15/2039	4,775	4,352
4.350%, 01/30/2047	1,030	822
Massachusetts Mutual Life Insurance
5.950%, 06/01/2056 (A)	5,410	5,065
3.375%, 04/15/2050 (A)	1,153	741
Mastercard
3.300%, 03/26/2027	2,275	2,264
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,245	2,092
Metropolitan Life Global Funding I MTN
2.400%, 01/11/2032 (A)	5,435	4,753
Mitsubishi UFJ Financial Group
4.592%, H15T1Y + 0.780%, 04/18/2030 (C)	2,700	2,676
Mizuho Financial Group
5.337%, H15T1Y + 0.970%, 07/13/2037 (C)	1,235	1,198
4.782%, H15T1Y + 0.680%, 07/13/2030 (C)	3,250	3,226
Moody’s
2.000%, 08/19/2031	2,667	2,326
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (C)	5,155	5,019
5.664%, SOFR + 1.757%, 04/17/2036 (C)	7,099	7,115
5.605%, SOFRINDX + 1.429%, 07/17/2037 (C)	6,415	6,351
5.516%, SOFR + 1.710%, 11/19/2055 (C)	3,597	3,292
5.466%, SOFR + 1.730%, 01/18/2035 (C)	3,875	3,855
5.296%, SOFRINDX + 1.410%, 04/10/2037 (C)	1,710	1,654
5.230%, SOFR + 1.108%, 01/15/2031 (C)	9,550	9,585

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.192%, SOFR + 1.510%, 04/17/2031 (C)	$1,695	$1,696
5.170%, SOFRINDX + 1.158%, 07/14/2032 (C)	5,555	5,514
5.042%, SOFR + 1.215%, 07/19/2030 (C)	5,385	5,392
4.809%, SOFRINDX + 1.180%, 04/16/2032 (C)	2,070	2,027
4.555%, SOFRINDX + 0.960%, 04/10/2030 (C)	2,210	2,185
4.493%, SOFR + 0.950%, 01/16/2032 (C)	4,145	4,017
4.238%, SOFR + 0.800%, 01/09/2030 (C)	4,785	4,705
4.210%, SOFR + 1.610%, 04/20/2028 (C)	8,919	8,896
3.217%, SOFR + 1.485%, 04/22/2042 (C)	867	637
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (C)	6,620	6,727
5.656%, SOFR + 1.260%, 04/18/2030 (C)	3,560	3,614
5.250%, SOFR + 1.870%, 04/21/2034 (C)	6,360	6,281
4.892%, SOFR + 1.314%, 10/22/2036 (C)	3,600	3,403
4.356%, SOFR + 1.074%, 10/22/2031 (C)	7,300	7,060
4.300%, 01/27/2045	3,825	3,099
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	3,030	2,571
2.475%, SOFR + 1.000%, 01/21/2028 (C)	3,145	3,120
2.239%, SOFR + 1.178%, 07/21/2032 (C)	10,150	8,802
1.928%, SOFR + 1.020%, 04/28/2032 (C)	2,140	1,844
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (C)	1,780	1,753
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,230	3,246
National Australia Bank
5.625%, H15T1Y + 1.180%, 06/04/2037 (A)(C)	1,800	1,758
National Securities Clearing
4.700%, 06/09/2031 (A)	6,603	6,528
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,297
NatWest Markets PLC MTN
4.654%, 03/27/2029 (A)	1,361	1,352
New York Life Global Funding
4.900%, 06/13/2028 (A)	6,945	6,968

340	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Insurance
5.875%, 05/15/2033 (A)	$4,809	$4,906
Northern Trust
4.150%, 11/19/2030	5,229	5,091
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	2,810	2,819
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,375	1,356
6.050%, 06/30/2056 (A)	2,240	2,187
Pacific Life Insurance
4.300%, SOFR + 2.796%, 10/24/2067 (A)(C)	3,845	2,915
PNC Financial Services Group
6.875%, SOFR + 2.284%, 10/20/2034 (C)	2,235	2,419
5.582%, SOFR + 1.841%, 06/12/2029 (C)	8,125	8,242
5.492%, SOFR + 1.198%, 05/14/2030 (C)	1,285	1,303
5.401%, SOFR + 1.599%, 07/23/2035 (C)	5,045	4,997
4.899%, SOFR + 1.333%, 05/13/2031 (C)	7,478	7,432
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	2,615	2,618
1.500%, 08/27/2030 (A)	3,374	2,926
Progressive
5.150%, 03/26/2036	5,097	4,976
Protective Life
4.700%, 01/15/2031 (A)	3,250	3,170
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,681
S&P Global
4.800%, 12/04/2035	3,676	3,500
2.950%, 03/01/2029	5,513	5,283
2.450%, 03/01/2027	6,735	6,674
2.300%, 08/15/2060	2,011	933
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%, 09/22/2029 (C)	2,740	2,704
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/2037 (A)(C)	4,025	3,843
State Street
6.350%, H15T5Y + 2.023%(C)(D)	1,060	1,056
5.159%, SOFR + 1.890%, 05/18/2034 (C)	3,189	3,169
4.926%, TSFR3M + 1.262%, 06/15/2047 (C)	1,540	1,362
4.421%, SOFR + 1.605%, 05/13/2033 (C)	2,636	2,538
3.031%, SOFR + 1.490%, 11/01/2034 (C)	4,420	4,140
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumisho Air Lease
4.850%, 03/24/2031 (A)	$3,897	$3,813
Teachers Insurance & Annuity Association of America
6.050%, 06/15/2056 (A)	4,085	3,936
Toronto-Dominion Bank
4.928%, 10/15/2035	2,927	2,805
TPG Operating Group II LP
4.875%, 05/15/2031	8,307	8,115
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,332
Travelers
4.950%, 07/24/2031	4,335	4,315
Truist Bank
2.250%, 03/11/2030	815	740
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/2029 (C)	4,250	4,442
5.867%, SOFR + 2.361%, 06/08/2034 (C)	13,495	13,732
5.281%, SOFR + 1.414%, 04/23/2037 (C)	2,255	2,178
5.122%, SOFR + 1.852%, 01/26/2034 (C)	1,480	1,452
4.873%, SOFR + 1.435%, 01/26/2029 (C)	4,005	4,008
4.680%, SOFR + 1.087%, 04/23/2032 (C)	7,452	7,268
4.597%, SOFR + 0.965%, 01/27/2032 (C)	835	813
1.887%, SOFR + 0.862%, 06/07/2029 (C)	7,046	6,688
UBS
4.678%, SOFR + 0.740%, 11/29/2030 (C)	5,945	5,893
4.500%, 06/26/2048	2,725	2,275
UBS Group
3.869%, SOFR + 1.410%, 01/12/2029 (A)(C)	2,200	2,175
UBS Group MTN
4.844%, SOFR + 1.290%, 11/06/2033 (A)(C)	2,850	2,757
US Bancorp
5.850%, SOFR + 2.090%, 10/21/2033 (C)	5,084	5,210
5.083%, SOFR + 1.296%, 05/15/2031 (C)	7,415	7,412
Visa
2.000%, 08/15/2050	3,610	1,852
Voya Global Funding MTN
4.600%, 11/24/2030 (A)	4,125	4,020
Wells Fargo
6.600%, 01/15/2038	2,620	2,795

SEI Institutional Investments Trust	341

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.491%, SOFR + 2.060%, 10/23/2034 (C)	$2,755	$2,921
5.950%, 12/15/2036	1,035	1,019
5.605%, SOFR + 1.740%, 04/23/2036 (C)	4,345	4,361
5.499%, SOFR + 1.780%, 01/23/2035 (C)	495	495
5.433%, SOFR + 1.230%, 01/23/2047 (C)	3,125	2,879
5.389%, SOFR + 2.020%, 04/24/2034 (C)	3,600	3,595
5.244%, SOFR + 1.110%, 01/24/2031 (C)	6,270	6,304
4.970%, SOFR + 1.370%, 04/23/2029 (C)	3,420	3,432
4.960%, SOFR + 1.100%, 01/23/2037 (C)	2,220	2,114
4.844%, SOFR + 0.970%, 05/20/2032 (C)	7,300	7,186
4.182%, SOFR + 0.740%, 01/23/2030 (C)	2,895	2,848
3.068%, SOFR + 2.530%, 04/30/2041 (C)	790	581
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (C)	4,520	4,555
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	7,996	6,862
4.900%, 11/17/2045	1,350	1,134
4.750%, 12/07/2046	570	466
4.611%, SOFR + 2.130%, 04/25/2053 (C)	455	365
4.400%, 06/14/2046	995	779
3.584%, TSFR3M + 1.572%, 05/22/2028 (C)	10,871	10,794
2.393%, SOFR + 2.100%, 06/02/2028 (C)	7,205	7,087
XL Group
5.250%, 12/15/2043	2,417	2,214
		1,224,211
Health Care — 9.1%
Abbott Laboratories
4.650%, 03/15/2036	3,252	3,080
4.300%, 03/15/2033	5,630	5,380
AbbVie
6.000%, 09/15/2056	260	258
5.600%, 03/15/2055	1,700	1,600
5.550%, 03/15/2056	8,415	7,868
5.450%, 09/15/2038	2,610	2,577
5.050%, 03/15/2034	5,170	5,114
4.950%, 03/15/2031	2,675	2,677
4.400%, 03/15/2033	9,435	9,044
4.250%, 11/21/2049	8,596	6,698

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Advocate Health & Hospitals
4.272%, 08/15/2048	$2,984	$2,380
Amgen
5.650%, 03/02/2053	2,180	2,032
Ascension Health
4.923%, 11/15/2035	4,895	4,721
3.945%, 11/15/2046	2,394	1,851
3.106%, 11/15/2039	1,455	1,118
2.532%, 11/15/2029	3,010	2,802
Astrazeneca Finance LLC
4.000%, 03/02/2031	8,875	8,544
Banner Health
2.907%, 01/01/2042	2,652	1,890
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	7,867	6,345
4.700%, 07/15/2064 (A)	65	48
4.400%, 07/15/2044 (A)	4,402	3,432
3.950%, 04/15/2045 (A)	2,366	1,707
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,600	1,661
6.500%, 11/21/2033 (A)	980	1,029
6.375%, 07/20/2056 (A)	940	912
5.625%, 07/20/2036 (A)	3,200	3,137
5.375%, 07/20/2033 (A)	4,205	4,153
Bristol-Myers Squibb
5.550%, 02/22/2054	2,259	2,098
Cencora
4.625%, 12/15/2027	6,640	6,642
Centene
4.625%, 12/15/2029	8,450	8,238
3.000%, 10/15/2030	2,593	2,338
CommonSpirit Health
4.975%, 09/01/2035	5,280	5,025
CVS Health
5.050%, 03/25/2048	5,550	4,697
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,117	1,199
7.507%, 01/10/2032 (A)	790	818
6.036%, 12/10/2028	864	870
4.163%, 08/11/2036 (A)	1,362	1,254
Eli Lilly
5.700%, 05/20/2066	920	877
5.650%, 10/15/2065	2,268	2,140
5.600%, 05/20/2056	2,540	2,423
5.100%, 02/12/2035	6,280	6,251
5.100%, 02/09/2064	2,958	2,556
4.950%, 02/27/2063	855	720
3.950%, 03/15/2049	1,040	793
EMD Finance LLC
4.625%, 10/15/2032 (A)	8,625	8,344
Gilead Sciences
4.600%, 05/20/2031	3,715	3,655
4.400%, 05/20/2029	7,560	7,492

342	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
3.500%, 07/15/2051	$3,085	$1,982
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	1,993	1,829
5.200%, 06/15/2029 (A)	3,719	3,737
3.200%, 06/01/2050 (A)	2,225	1,384
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,532
Kaiser Foundation Hospitals
4.150%, 05/01/2047	765	605
3.150%, 05/01/2027	2,005	1,988
2.810%, 06/01/2041	4,575	3,256
Memorial Health Services
3.447%, 11/01/2049	1,535	1,028
Merck
5.750%, 05/22/2046	1,975	1,930
5.700%, 09/15/2055	1,640	1,569
5.550%, 12/04/2055	1,885	1,762
4.900%, 05/17/2044	3,795	3,378
4.750%, 12/04/2035	7,495	7,156
4.500%, 05/17/2033	2,445	2,377
4.450%, 12/04/2032	3,260	3,160
3.600%, 09/15/2042	2,145	1,656
2.750%, 12/10/2051	3,525	2,051
Nationwide Children’s Hospital
4.556%, 11/01/2052	1,135	932
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,200
Northwell Healthcare
4.260%, 11/01/2047	1,680	1,316
Novartis Capital
5.700%, 03/18/2056	1,940	1,882
5.600%, 03/18/2046	3,735	3,629
4.900%, 03/18/2036	1,780	1,724
4.600%, 03/18/2033	4,315	4,204
4.400%, 03/18/2031	4,920	4,823
OhioHealth
2.834%, 11/15/2041	2,565	1,820
PeaceHealth Obligated Group
4.855%, 11/15/2032	3,055	2,975
4.787%, 11/15/2048	2,800	2,346
4.335%, 11/15/2028	4,180	4,130
Pfizer
4.200%, 09/15/2048	3,550	2,765
Pfizer Investment Enterprises Pte
5.110%, 05/19/2043	6,375	5,828
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,145
Quest Diagnostics
4.600%, 12/15/2027	3,145	3,146
Royalty Pharma PLC
3.350%, 09/02/2051	720	460

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rush System for Health Obligated Group
3.922%, 11/15/2029	$3,828	$3,715
SSM Health Care
4.755%, 06/01/2029	5,380	5,366
Stanford Health Care
3.310%, 08/15/2030	860	813
Sutter Health
5.164%, 08/15/2033	5,794	5,747
Takeda Pharmaceutical
2.050%, 03/31/2030	3,142	2,837
Thermo Fisher Scientific
4.902%, 02/12/2036	2,560	2,464
UnitedHealth Group
5.875%, 02/15/2053	7,880	7,573
5.800%, 03/15/2036	4,000	4,102
5.625%, 07/15/2054	8,933	8,292
5.500%, 07/15/2044	4,690	4,427
5.500%, 04/15/2064	95	84
5.375%, 04/15/2054	2,000	1,787
4.950%, 01/15/2032	1,515	1,506
4.750%, 07/15/2045	320	273
4.750%, 05/15/2052	2,620	2,146
4.500%, 04/15/2033	5,964	5,724
4.200%, 01/15/2047	972	760
3.850%, 06/15/2028	1,110	1,096
3.250%, 05/15/2051	3,525	2,259
2.900%, 05/15/2050	1,105	669
2.300%, 05/15/2031	9,260	8,214
Wyeth LLC
6.000%, 02/15/2036	1,400	1,456
5.950%, 04/01/2037	3,960	4,082
		325,585
Industrials — 7.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	4,890	4,669
4.625%, 09/10/2029	2,670	2,640
3.850%, 10/29/2041	425	332
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,384	2,368
Airbus
3.950%, 04/10/2047 (A)	2,800	2,160
American Airlines Pass-Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/2038	3,940	3,747
American Airlines Pass-Through Trust, Ser 2026-2
5.700%, 02/20/2039	3,025	3,025
BAE Systems PLC
5.300%, 03/26/2034 (A)	3,640	3,638
1.900%, 02/15/2031 (A)	2,308	2,020

SEI Institutional Investments Trust	343

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
7.008%, 05/01/2064	$540	$583
6.858%, 05/01/2054	1,560	1,671
6.528%, 05/01/2034	1,960	2,091
5.805%, 05/01/2050	3,945	3,719
5.150%, 05/01/2030	7,865	7,888
3.750%, 02/01/2050	1,330	922
Booz Allen Hamilton
5.900%, 01/30/2034	1,615	1,589
Broadridge Financial Solutions
5.750%, 05/15/2036	2,136	2,112
Burlington Northern Santa Fe LLC
5.550%, 03/15/2056	530	496
4.900%, 04/01/2044	2,188	1,957
4.550%, 09/01/2044	4,230	3,601
4.450%, 01/15/2053	3,424	2,731
4.375%, 09/01/2042	300	256
4.150%, 04/01/2045	2,580	2,069
Canadian National Railway
3.850%, 08/05/2032	2,800	2,635
Canadian Pacific Railway
4.000%, 03/15/2029	5,790	5,679
Caterpillar
5.200%, 05/15/2035	6,905	6,889
3.803%, 08/15/2042	1,305	1,049
Caterpillar Financial Services MTN
3.600%, 08/12/2027	7,885	7,835
CSX
5.050%, 06/15/2035	3,664	3,598
3.350%, 09/15/2049	3,226	2,162
Deere
5.700%, 01/19/2055	1,461	1,434
Deere Funding Canada
4.850%, 07/15/2031	5,560	5,528
Delta Air Lines
4.950%, 07/10/2028	3,230	3,234
Delta Air Lines Pass-Through Trust,
Ser 2015-1, Cl A
3.875%, 07/30/2027	817	810
Delta Air Lines Pass-Through Trust,
Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,052	1,983
Eaton
5.450%, 03/06/2056	3,364	3,145
4.200%, 03/06/2031	5,015	4,854
3.950%, 03/06/2029	7,285	7,148
Emerson Electric, Strike Price Fixed
2.200%, 12/21/2031	5,855	5,119
Experian Finance US
5.350%, 08/24/2036 (A)	3,880	3,778
Ferguson Finance PLC
4.650%, 04/20/2032 (A)	1,379	1,331
3.250%, 06/02/2030 (A)	3,790	3,547

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$815	$708
2.850%, 06/01/2041	3,000	2,154
Georgia-Pacific LLC
4.900%, 05/15/2033 (A)	2,630	2,573
Honeywell Aerospace
5.732%, 03/16/2056	10,208	9,700
4.950%, 03/16/2036	16,054	15,422
4.600%, 03/16/2033	7,590	7,339
Illinois Tool Works
4.650%, 08/13/2029	4,000	3,990
Jacobs Solutions
4.750%, 03/03/2031	2,685	2,621
John Deere Capital MTN
3.900%, 03/09/2029	5,035	4,943
2.800%, 07/18/2029	2,083	1,979
2.350%, 03/08/2027	4,965	4,918
Komatsu Finance America
4.196%, 09/18/2030 (A)	5,970	5,788
Lockheed Martin
4.070%, 12/15/2042	3,300	2,704
PACCAR Financial
4.850%, 08/10/2031	5,520	5,504
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,545	4,569
Quanta Services
5.300%, 08/09/2033	2,680	2,653
RELX Capital
4.750%, 03/27/2030	1,612	1,599
RTX
6.400%, 03/15/2054	1,495	1,566
4.700%, 12/15/2041	1,152	1,029
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	20	17
SMBC Aviation Capital Finance DAC
5.700%, 07/23/2036 (A)	1,600	1,581
5.250%, 11/26/2035 (A)	4,285	4,116
5.200%, 07/23/2031 (A)	3,422	3,401
Snap-on
4.100%, 03/01/2048	126	98
3.100%, 05/01/2050	3,025	1,936
TTX
4.600%, 02/01/2049 (A)	3,000	2,500
Union Pacific
3.500%, 02/14/2053	5,310	3,555
3.375%, 02/14/2042	925	704
2.950%, 03/10/2052	5,586	3,380
2.375%, 05/20/2031	2,975	2,658
Union Pacific MTN
3.550%, 08/15/2039	1,035	846
United Airlines
4.625%, 04/15/2029 (A)	3,155	3,106

344	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust
2.700%, 05/01/2032	$1,967	$1,774
United Airlines Pass-Through Trust,
Ser 2019-1, Cl AA
4.150%, 08/25/2031	841	810
Verisk Analytics
5.250%, 03/15/2035	967	941
3.625%, 05/15/2050	2,485	1,673
Vertiv Holdings
5.800%, 03/15/2056	1,680	1,571
Waste Management
4.500%, 03/15/2028	3,730	3,726
		248,194
Information Technology — 4.1%
Accenture Capital
5.000%, 07/10/2031	5,388	5,367
4.250%, 10/04/2031	3,586	3,450
Amphenol
5.250%, 04/05/2034	3,830	3,820
Analog Devices
2.950%, 10/01/2051	1,798	1,094
1.700%, 10/01/2028	2,105	1,982
Apple
4.650%, 02/23/2046	295	255
3.850%, 05/04/2043	60	48
3.850%, 08/04/2046	4,600	3,497
2.850%, 08/05/2061	2,000	1,085
2.650%, 05/11/2050	3,755	2,189
2.375%, 02/08/2041	1,820	1,253
Broadcom
5.700%, 01/15/2056	5,787	5,213
5.200%, 07/15/2035	6,715	6,399
4.800%, 02/15/2036	11,865	10,888
4.600%, 01/15/2033	3,710	3,521
3.500%, 02/15/2041	275	205
Cadence Design Systems
4.200%, 09/10/2027	2,360	2,352
Cisco Systems
5.900%, 02/15/2039	2,987	3,065
5.300%, 02/26/2054	1,739	1,563
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,593
5.900%, 01/25/2033 (A)	3,130	3,180
IBM International Capital Pte
4.600%, 02/05/2027	1,805	1,807
Intel
6.200%, 05/15/2066	1,210	1,128
6.125%, 05/15/2056	1,340	1,263
5.600%, 02/21/2054	3,265	2,861
5.300%, 05/15/2036	1,965	1,894
3.734%, 12/08/2047	1,514	1,038
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Business Machines
4.150%, 05/15/2039	$2,325	$1,946
4.000%, 02/03/2029	4,295	4,221
KLA
5.650%, 11/01/2034	1,760	1,781
4.950%, 07/15/2052	1,817	1,558
Microsoft
3.700%, 08/08/2046	2,729	2,036
3.041%, 03/17/2062	1,100	619
NVIDIA
5.625%, 06/15/2056	2,280	2,047
5.550%, 06/15/2046	6,502	5,976
4.950%, 06/15/2036	1,676	1,593
4.750%, 06/15/2033	4,165	4,033
4.350%, 06/15/2029	4,280	4,236
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,850	1,807
Oracle
6.700%, 02/04/2056	8,015	7,059
5.700%, 02/04/2036	7,765	7,180
4.800%, 09/26/2032	3,410	3,153
4.000%, 07/15/2046	2,275	1,459
3.800%, 11/15/2037	2,190	1,665
3.600%, 04/01/2040	1,010	700
2.950%, 04/01/2030	5,365	4,860
Salesforce
6.550%, 03/15/2056	1,190	1,161
5.550%, 03/15/2036	4,085	4,011
4.650%, 03/15/2029	7,318	7,286
Texas Instruments
5.050%, 05/18/2063	3,333	2,808
		147,205
Materials — 1.3%
Amrize Finance US LLC
7.125%, 07/15/2036	1,300	1,433
Barrick North America Finance LLC
5.750%, 05/01/2043	1,590	1,538
BHP Billiton Finance USA
5.100%, 09/08/2028	6,180	6,229
5.000%, 09/30/2043	1,400	1,277
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP
4.750%, 05/15/2030 (A)	2,776	2,751
Glencore Funding LLC
6.141%, 04/01/2055 (A)	2,120	2,084
5.893%, 04/04/2054 (A)	175	166
5.634%, 04/04/2034 (A)	4,405	4,424
5.200%, 07/01/2033 (A)	6,875	6,762
5.186%, 04/01/2030 (A)	1,970	1,972
4.907%, 04/01/2028 (A)	6,280	6,290
3.375%, 09/23/2051 (A)	645	412

SEI Institutional Investments Trust	345

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$1,806	$1,542
2.300%, 11/01/2030 (A)	4,948	4,429
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,174
2.750%, 11/02/2051	4,000	2,355
Rio Tinto Finance USA PLC
4.875%, 03/14/2030	1,858	1,859
		47,697
Real Estate — 2.8%
ERP Operating LP
4.950%, 10/01/2031	2,865	2,845
ERP Operating LP MTN
3.350%, 05/15/2027	5,135	5,102
Extra Space Storage LP
5.700%, 04/01/2028	7,635	7,736
4.950%, 01/15/2033	2,735	2,663
Kilroy Realty LP
6.250%, 01/15/2036	950	940
5.875%, 10/15/2035	950	918
2.500%, 11/15/2032	3,940	3,237
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	8,105	8,373
5.500%, 08/01/2030	2,695	2,694
4.750%, 06/15/2029 (A)	10,384	10,114
Piedmont Operating Partnership LP
3.150%, 08/15/2030	8,275	7,567
Prologis LP
5.250%, 05/15/2035	1,585	1,564
4.750%, 06/15/2033	1,055	1,028
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,180	4,209
5.250%, 01/15/2035 (A)	2,041	1,994
4.625%, 03/15/2033 (A)	2,515	2,400
Regency Centers LP
5.250%, 01/15/2034	2,805	2,777
5.100%, 01/15/2035	385	376
5.000%, 07/15/2032	1,988	1,968
4.500%, 03/15/2033	3,574	3,415
4.400%, 02/01/2047	1,330	1,088
2.950%, 09/15/2029	3,015	2,851
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,129
Simon Property Group LP
6.750%, 02/01/2040	470	512
5.500%, 03/08/2033	8,037	8,135
4.250%, 11/30/2046	1,864	1,477
2.450%, 09/13/2029	3,446	3,220
VICI Properties
5.750%, 10/15/2036	6,405	6,226
		99,558
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 11.5%
AEP Texas
3.450%, 01/15/2050	$2,695	$1,757
AEP Transmission LLC
5.400%, 03/15/2053	1,515	1,381
AES
5.750%, 07/15/2033	1,295	1,280
Alabama Power
3.850%, 12/01/2042	600	470
3.700%, 12/01/2047	2,800	2,014
3.125%, 07/15/2051	3,187	1,992
1.450%, 09/15/2030	4,191	3,665
Ameren Illinois
5.625%, 03/01/2055	3,225	3,024
4.500%, 03/15/2049	4,150	3,384
3.850%, 09/01/2032	10,590	9,893
American Electric Power
5.625%, 03/01/2033	3,070	3,126
Arizona Public Service
5.550%, 08/01/2033	4,210	4,237
Baltimore Gas and Electric
2.250%, 06/15/2031	3,660	3,229
Basin Electric Power Cooperative
5.850%, 10/15/2055	2,665	2,486
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,842	1,916
3.250%, 04/15/2028	1,720	1,683
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	3,950	3,990
4.500%, 04/01/2044	2,137	1,803
3.000%, 03/01/2032	1,330	1,200
2.900%, 07/01/2050	635	389
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (A)	2,345	2,356
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	4,579	4,682
Chpe LLC
5.350%, 06/30/2036 (A)	3,480	3,384
5.100%, 06/30/2033 (A)	2,485	2,435
Commonwealth Edison
5.950%, 06/01/2055	1,090	1,062
5.850%, 06/01/2056	1,470	1,417
4.700%, 01/15/2044	3,300	2,838
3.200%, 11/15/2049	1,305	843
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,686
Consolidated Edison of New York
5.900%, 11/15/2053	4,450	4,273
5.750%, 11/15/2055	2,195	2,062
5.375%, 05/15/2034	2,100	2,099
4.625%, 12/01/2054	3,851	3,041
3.875%, 06/15/2047	3,000	2,210

346	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers Energy
5.125%, 05/01/2036	$3,185	$3,115
4.700%, 01/15/2030	3,114	3,098
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (C)	2,225	2,234
6.000%, H15T5Y + 2.262%, 02/15/2056 (C)	2,700	2,678
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	858
DTE Electric
5.850%, 05/15/2055	2,616	2,529
DTE Energy
4.875%, 06/01/2028	4,910	4,919
Duke Energy
5.000%, 08/15/2052	2,725	2,259
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,400	2,307
3.875%, 03/15/2046	5,015	3,763
2.850%, 03/15/2032	2,255	2,011
2.550%, 04/15/2031	2,340	2,106
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,049
5.875%, 11/15/2033	2,910	3,011
Duke Energy Indiana LLC
6.350%, 08/15/2038	205	218
4.900%, 07/15/2043	210	187
Duke Energy Ohio
5.250%, 04/01/2033	2,985	2,979
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,758
4.200%, 08/15/2045	2,055	1,633
4.100%, 05/15/2042	856	697
East Ohio Gas
2.000%, 06/15/2030 (A)	2,220	1,986
Electricite de France
6.125%, 04/22/2056 (A)	3,740	3,517
ENEL Finance International
4.125%, 09/30/2028 (A)	3,985	3,933
Entergy Arkansas LLC
4.950%, 01/15/2036	3,423	3,280
4.200%, 04/01/2049	2,250	1,724
Entergy Louisiana LLC
6.200%, 09/15/2056	2,920	2,917
4.900%, 04/15/2036	3,940	3,746
Entergy Mississippi LLC
5.800%, 04/15/2055	3,110	2,947
2.850%, 06/01/2028	3,185	3,088
Entergy Texas
3.550%, 09/30/2049	1,655	1,130
Evergy Missouri West
4.700%, 05/21/2029 (A)	4,000	3,974
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.150%, 03/15/2028	$2,860	$2,878
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,176
Florida Power & Light
5.960%, 04/01/2039	120	123
5.950%, 02/01/2038	3,179	3,271
5.700%, 03/15/2055	2,405	2,281
5.690%, 03/01/2040	5,557	5,520
5.300%, 06/15/2034	2,585	2,588
4.125%, 02/01/2042	2,995	2,478
Georgia Power
5.250%, 03/15/2034	4,165	4,149
4.300%, 03/15/2043	1,885	1,563
Indiana Michigan Power
4.250%, 08/15/2048	475	368
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	60	46
Kentucky Utilities
5.850%, 08/15/2055	100	96
Louisville Gas and Electric
5.850%, 08/15/2055	100	96
Massachusetts Electric
6.236%, 07/20/2056 (A)	1,033	1,013
1.729%, 11/24/2030 (A)	1,030	898
Monongahela Power
5.850%, 02/15/2034 (A)	2,520	2,587
3.550%, 05/15/2027 (A)	10,095	10,029
National Rural Utilities Cooperative Finance
5.800%, 01/15/2033	1,860	1,921
4.300%, 03/15/2049	2,398	1,903
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	7,070	7,080
Nevada Power
6.000%, 03/15/2054	4,600	4,470
New England Power
5.936%, 11/25/2052 (A)	1,046	1,006
NextEra Energy Capital Holdings
5.900%, 03/15/2055	2,390	2,245
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,780
NiSource
5.350%, 04/01/2034	2,610	2,596
Northern States Power
6.250%, 06/01/2036	600	633
6.200%, 07/01/2037	2,765	2,914
4.500%, 06/01/2052	2,665	2,129
2.250%, 04/01/2031	2,255	2,012
NorthWestern
5.073%, 03/21/2030 (A)	4,280	4,285
NSTAR Electric
5.200%, 03/01/2035	2,957	2,913

SEI Institutional Investments Trust	347

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 05/15/2029	$3,173	$3,052
Oglethorpe Power
5.375%, 11/01/2040	1,400	1,332
4.500%, 04/01/2047	1,680	1,337
4.200%, 12/01/2042	135	105
Ohio Edison
4.950%, 12/15/2029 (A)	4,190	4,180
Oncor Electric Delivery LLC
7.500%, 09/01/2038	105	122
5.650%, 11/15/2033	3,890	3,970
5.550%, 06/15/2054	5,020	4,630
5.350%, 10/01/2052	919	827
5.300%, 06/01/2042	1,001	934
3.750%, 04/01/2045	3,010	2,245
ONE Gas
5.450%, 09/01/2036	5,827	5,784
Pacific Gas and Electric
6.750%, 01/15/2053	3,155	3,153
5.900%, 06/15/2032	3,110	3,155
5.900%, 10/01/2054	1,545	1,391
4.950%, 07/01/2050	3,235	2,582
4.500%, 07/01/2040	1,860	1,543
4.200%, 06/01/2041	2,340	1,841
3.500%, 08/01/2050	240	153
PacifiCorp
6.250%, 10/15/2037	2,645	2,689
6.000%, 01/15/2039	1,345	1,333
5.800%, 01/15/2055	3,275	2,974
5.500%, 05/15/2054	1,105	966
2.900%, 06/15/2052	2,770	1,571
PECO Energy
5.650%, 09/15/2055	785	738
2.850%, 09/15/2051	2,100	1,235
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,856
3.950%, 06/01/2047	5,949	4,492
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,227
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,617	1,997
Public Service Enterprise Group
5.200%, 04/01/2029	3,172	3,195
Public Service of Colorado
5.750%, 05/15/2054	4,865	4,589
3.200%, 03/01/2050	1,440	921
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,400
2.200%, 06/15/2031	4,435	3,906
San Diego Gas & Electric
5.400%, 04/15/2035	1,910	1,894
5.200%, 03/15/2036	1,460	1,413
4.500%, 08/15/2040	2,025	1,755

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sempra
5.250%, 03/15/2036	$2,235	$2,150
3.800%, 02/01/2038	1,010	831
Southern California Edison
6.200%, 09/15/2055	970	915
5.900%, 03/01/2055	4,840	4,350
5.750%, 04/15/2054	195	173
5.150%, 06/01/2029	7,200	7,199
4.125%, 03/01/2048	1,645	1,179
4.000%, 04/01/2047	1,055	749
2.850%, 08/01/2029	2,175	2,044
Southern California Gas
5.900%, 06/01/2056	2,675	2,541
5.750%, 06/01/2053	3,269	3,065
5.600%, 04/01/2054	995	911
5.500%, 09/01/2036	3,775	3,735
4.300%, 01/15/2049	905	704
3.750%, 09/15/2042	160	123
Tampa Electric
5.150%, 03/01/2035	3,710	3,633
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	1,875	1,868
Union Electric
5.125%, 03/15/2055	220	192
4.000%, 04/01/2048	905	683
3.900%, 09/15/2042	85	67
Virginia Electric and Power
6.350%, 11/30/2037	1,460	1,527
5.700%, 03/15/2056	2,158	2,013
5.650%, 08/15/2036	6,945	6,957
5.000%, 01/15/2034	4,860	4,734
4.950%, 03/15/2036	6,925	6,587
2.950%, 11/15/2051	5,595	3,319
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,137
5.250%, 10/15/2035 (A)	2,255	2,146
Wisconsin Power & Light
6.375%, 08/15/2037	45	47
3.050%, 10/15/2027	2,045	2,011
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,271
3.300%, 09/01/2049	2,320	1,540
		409,893

Total Corporate Obligations
(Cost $3,337,351) ($ Thousands)		3,176,109

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds
5.125%, 08/15/2046	19,146	18,883
5.125%, 08/15/2056	4,827	4,745

348	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.000%, 05/15/2046	$2,783	$2,701
5.000%, 05/15/2056	31,988	30,828
4.625%, 02/15/2046	9,312	8,611
U.S. Treasury Notes
4.625%, 08/15/2036	38,329	37,958
4.500%, 08/31/2033	19,004	18,879
4.375%, 07/31/2031	6,450	6,414
4.375%, 08/31/2031	25,484	25,347
4.250%, 08/15/2029	31,368	31,236
4.125%, 08/31/2028	17,194	17,123
4.125%, 06/15/2029	10,845	10,766
4.125%, 07/15/2029	14,190	14,082
3.500%, 03/15/2029	10,959	10,730
3.500%, 02/28/2031	8,737	8,392
3.375%, 02/29/2028	2,142	2,113

Total U.S. Treasury Obligations
(Cost $249,890) ($ Thousands)		248,808

MUNICIPAL BONDS — 2.9%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,369

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,553

California — 0.8%
California State University, Ser B, RB
5.183%, 11/01/2053	8,690	7,954
California State, Build America Project, GO
7.600%, 11/01/2040	585	680
7.550%, 04/01/2039	2,305	2,657
7.500%, 04/01/2034	5,125	5,728
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,739
City of San Francisco California Public Utilities Commission Water Revenue, RB
6.950%, 11/01/2050	1,925	2,056
Los Angeles County Public Works Financing Authority, RB
7.488%, 08/01/2033	1,085	1,189
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	4,165	3,909
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	$120	$124
		29,036
Colorado — 0.2%
City & County of Denver’s Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,793
Colorado State, Qualified School Construction Board, COP
6.817%, 03/15/2028	1,980	2,041
		5,834
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,294	2,385

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,579
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	2,950	2,835
		5,414
Iowa — 0.1%
Iowa Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	2,100	2,116

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,464

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,225	2,227
Massachusetts Educational Financing Authority, Ser A, RB
5.517%, 07/01/2036	2,800	2,814
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	100
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	81
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,469
		7,691

SEI Institutional Investments Trust	349

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 0.1%
Michigan State, Finance Authority, RB
2.671%, 09/01/2049 (C)	$4,600	$4,600

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	2,010	1,986

New York — 0.3%
City of New York, Ser D-2, GO
4.719%, 10/01/2032	1,230	1,212
City of New York, Ser H, GO
5.400%, 02/01/2034	1,730	1,750
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	147
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,193
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,410	2,407
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	5,505	5,558
		12,267
Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,032

Oregon — 0.0%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	1,505	1,519

Pennsylvania — 0.3%
Commonwealth Financing Authority, Ser A, RB
4.014%, 06/01/2033	5,840	5,586
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,109
		10,695
Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	541
North Texas Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	892
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Build America Project, GO
5.517%, 04/01/2039	$530	$525
		1,958
Virginia — 0.1%
Williamsburg Economic Development Authority, RB
4.957%, 11/01/2035	2,500	2,443

Total Municipal Bonds
(Cost $109,128) ($ Thousands)		103,362

SOVEREIGN DEBT — 0.2%

Chile Government International Bond
5.330%, 01/05/2054	55	50
3.860%, 06/21/2047	330	247
Mexico Government International Bond
6.625%, 01/29/2038	3,730	3,736
Romanian Government International Bond
6.375%, 01/30/2034(A)	2,585	2,575

Total Sovereign Debt
(Cost $6,676) ($ Thousands)		6,608

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	24,905,228	24,905
Total Cash Equivalent
(Cost $24,905) ($ Thousands)		24,905
Total Investments in Securities — 99.7%
(Cost $3,727,950) ($ Thousands)		$3,559,792

350	SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Intermediate Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

	Number of	Expiration	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Type of Contract	Contracts	Date	(Thousands)	(Thousands)	(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	396	Dec-2026	$81,422	$81,273	$(149)
U.S. 5-Year Treasury Notes	265	Dec-2026	28,096	28,011	(85)
U.S. Ultra Long Treasury Bonds	341	Dec-2026	37,639	37,521	(118)
			147,157	146,805	(352)
Short Contracts
U.S. 10-Year Treasury Notes	(302)	Dec-2026	$(32,686)	$(32,512)	$174
Ultra 10-Year U.S. Treasury Notes	(586)	Dec-2026	(64,471)	(64,121)	350
			(97,157)	(96,633)	524
			$50,000	$50,172	$172

Percentages are based on Net Assets of $3,569,108 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $655,502 ($ Thousands), representing 18.4% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Change in
			Proceeds	Realized	Unrealized
	Value	Purchases	from	Gain	Appreciation	Value		Capital
Security Description	5/31/2026	at Cost	Sales	(Loss)	(Depreciation)	8/31/2026	Income	Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$34,016	$480,584	$(489,695)	$—	$—	$24,905	$420	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	351

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 82.6%

Communication Services — 7.3%
Alphabet Inc, Cl A	143,653	$48,749
Alphabet Inc, Cl C	115,772	38,831
AppLovin Corp, Cl A *	6,617	2,065
AT&T Inc	170,929	4,425
Charter Communications Inc, Cl A *	2,190	334
Comcast Corp, Cl A	87,818	2,338
EchoStar Corp, Cl A *	3,367	291
Fox Corp	5,045	340
Fox Corp, Cl B	3,904	235
Live Nation Entertainment Inc *	4,036	726
Meta Platforms Inc, Cl A	53,779	30,780
Netflix Inc *	102,829	8,334
News Corp, Cl A	9,662	297
News Corp, Cl B	2,542	87
Omnicom Group Inc	6,719	588
Paramount Skydance Corp, Cl B	8,143	89
Reddit Inc, Cl A *	3,240	479
Take-Two Interactive Software Inc *	4,273	939
TKO Group Holdings Inc, Cl A	1,577	288
T-Mobile US Inc	11,478	2,071
Trade Desk Inc/The, Cl A *	11,475	157
Verizon Communications Inc	102,879	5,146
Walt Disney Co/The	42,270	4,546
Warner Bros Discovery Inc *	61,693	1,760
		153,895
Consumer Discretionary — 7.0%
Airbnb Inc, Cl A *	10,157	1,861
Amazon.com Inc *	239,852	62,306
APTIV PLC *	5,690	255
AutoZone Inc *	413	1,235
Best Buy Co Inc	5,091	408
Booking Holdings Inc	18,838	3,750
Carnival	32,180	769
Carvana Co, Cl A *	17,850	1,311
Chipotle Mexican Grill Inc, Cl A *	30,904	1,175
Darden Restaurants Inc	2,686	576
Deckers Outdoor Corp *	3,314	289
Domino’s Pizza Inc	703	240
DoorDash Inc, Cl A *	9,325	2,161
DR Horton Inc	6,609	955
eBay Inc	11,140	1,154
Expedia Group Inc	2,879	913
Ford Motor Co	96,592	1,347
Garmin Ltd	3,905	1,109
General Motors Co	21,727	1,876
Genuine Parts Co	3,545	481
Hasbro Inc	3,420	322
Hilton Worldwide Holdings Inc	5,480	1,733
Home Depot Inc/The	24,319	7,973
Las Vegas Sands Corp	7,880	345
Lennar Corp, Cl A	5,323	448
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe’s Cos Inc	13,574	$2,779
Lululemon Athletica Inc *	2,574	310
Marriott International Inc/MD, Cl A	5,425	1,854
McDonald’s Corp	17,520	4,617
MGM Resorts International *	5,314	220
NIKE Inc, Cl B	29,596	1,156
Norwegian Cruise Line Holdings Ltd *	11,600	187
NVR Inc *	67	423
O’Reilly Automotive Inc *	20,393	1,811
PulteGroup Inc	4,481	566
Ralph Lauren Corp, Cl A	1,016	352
Ross Stores Inc	7,755	1,772
Royal Caribbean Cruises Ltd	5,998	1,612
Starbucks Corp	27,638	2,937
Tapestry Inc	4,841	597
Tesla Inc *	68,923	25,360
TJX Cos Inc/The	27,237	3,647
Tractor Supply Co	13,543	473
Ulta Beauty Inc *	1,005	540
Williams-Sonoma Inc	2,804	640
Wynn Resorts Ltd	2,155	197
Yum! Brands Inc	6,865	1,052
		148,094
Consumer Staples — 3.4%
Altria Group Inc	41,005	2,808
Archer-Daniels-Midland Co	12,275	998
Brown-Forman Corp, Cl B	4,220	112
Bunge Global SA	3,048	354
Casey’s General Stores Inc	930	700
Church & Dwight Co Inc	5,557	554
Clorox Co/The	3,030	296
Coca-Cola Co/The	94,564	8,385
Colgate-Palmolive Co	19,258	1,730
Constellation Brands Inc, Cl A	3,218	420
Costco Wholesale Corp	10,842	10,234
Dollar General Corp	5,617	712
Dollar Tree Inc *	4,235	536
Estee Lauder Cos Inc/The, Cl A	6,031	617
General Mills Inc	12,627	520
Hershey Co/The	3,829	675
Hormel Foods Corp	7,454	163
J M Smucker Co/The	2,709	355
Kenvue Inc	49,057	926
Keurig Dr Pepper Inc	32,751	1,043
Kimberly-Clark Corp	7,959	859
Kraft Heinz Co/The	21,941	563
Kroger Co/The	14,563	838
McCormick & Co Inc/MD	6,446	350
Molson Coors Beverage Co, Cl B	4,339	173
Mondelez International Inc, Cl A	30,947	1,921
Monster Beverage Corp *	35,414	1,626
PepsiCo Inc	33,276	4,670
Philip Morris International Inc	38,038	7,125

352	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Procter & Gamble Co/The	56,859	$8,251
Sysco Corp	12,147	985
Target Corp	11,208	1,803
Tyson Foods Inc, Cl A	7,278	401
Walmart Inc	107,159	11,238
		72,941
Energy — 2.7%
APA Corp	9,000	388
Baker Hughes Co, Cl A	24,767	1,574
Chevron Corp	45,733	9,427
ConocoPhillips	29,617	3,924
Devon Energy Corp	28,124	1,364
Diamondback Energy Inc	4,807	964
EOG Resources Inc	12,981	1,882
EQT Corp	15,192	823
Expand Energy	6,085	597
ExxonMobil Holdings	101,405	16,321
Halliburton Co	20,040	738
Kinder Morgan Inc	48,324	1,558
Marathon Petroleum Corp	7,181	2,681
Occidental Petroleum Corp	18,366	1,105
ONEOK Inc	15,493	1,488
Phillips 66	9,696	2,391
SLB	37,180	2,235
Targa Resources Corp	5,380	1,580
Texas Pacific Land Corp	1,479	554
Valero Energy Corp	7,303	2,621
Williams Cos Inc/The	29,541	2,217
		56,432
Financials — 9.4%
Aflac Inc	11,198	1,297
Allstate Corp/The	6,262	1,614
American Express Co	12,950	4,276
American International Group Inc	12,764	975
Ameriprise Financial Inc	2,146	1,187
Aon PLC, Cl A	5,212	1,676
Apollo Global Management Inc	11,527	1,574
Arch Capital Group Ltd *	8,325	816
Ares Management Corp, Cl A	5,261	753
Arthur J Gallagher & Co	6,367	1,669
Assurant Inc	1,263	356
Bank of America Corp	159,532	9,881
Bank of New York Mellon Corp/The	16,971	2,737
Berkshire Hathaway Inc, Cl B *	44,879	22,620
BlackRock Funding Inc/DE	3,511	4,057
Blackstone Inc	17,983	2,576
Block Inc, Cl A *	13,455	1,104
Brown & Brown Inc	7,480	540
Capital One Financial Corp	15,287	3,279
Cboe Global Markets Inc	2,691	808
Charles Schwab Corp/The	39,781	4,369
Chubb Ltd	8,936	3,026
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cincinnati Financial Corp	4,006	$681
Citigroup Inc	42,102	5,541
Citizens Financial Group Inc	10,050	692
CME Group Inc, Cl A	8,946	2,554
Coinbase Global Inc, Cl A *	5,629	1,059
Corpay Inc *	1,547	625
Erie Indemnity Co, Cl A	676	173
Everest Group Ltd	1,067	400
FactSet Research Systems Inc	951	298
Fidelity National Information Services Inc	13,357	545
Fifth Third Bancorp	22,551	1,213
Fiserv Inc *	13,181	703
Franklin Resources Inc	7,897	270
Global Payments Inc	5,358	488
Globe Life Inc	2,062	356
Goldman Sachs Group Inc/The	7,201	7,388
Hartford Insurance Group	6,619	909
Huntington Bancshares Inc/OH	50,978	851
Interactive Brokers Group Inc, Cl A	10,718	1,043
Intercontinental Exchange Inc	13,663	2,196
Invesco Ltd	10,601	347
Jack Henry & Associates Inc	1,870	314
JPMorgan Chase & Co	65,597	23,354
KeyCorp	23,977	518
KKR & Co Inc	17,202	1,887
Loews Corp	3,985	432
M&T Bank Corp	3,729	872
Marsh & McLennan Cos Inc	11,871	2,253
Mastercard Inc, Cl A	19,726	11,625
MetLife Inc	13,065	1,243
Moody’s Corp	3,620	1,827
Morgan Stanley	29,235	6,236
MSCI Inc, Cl A	1,770	1,010
Nasdaq Inc	10,806	1,066
Northern Trust Corp	4,452	826
PayPal Holdings Inc	21,333	1,124
PNC Financial Services Group Inc/The	9,840	2,358
Principal Financial Group Inc	4,595	506
Progressive Corp/The	14,176	3,091
Prudential Financial Inc	8,582	1,009
Raymond James Financial Inc	4,114	733
Regions Financial Corp	20,258	605
Robinhood Markets Inc, Cl A *	19,402	2,034
S&P Global Inc	7,453	3,248
Synchrony Financial	8,711	671
T Rowe Price Group Inc	5,052	562
Travelers Cos Inc/The	5,125	1,875
Truist Financial Corp	29,898	1,482
US Bancorp	38,625	2,379
Visa Inc, Cl A	40,602	15,403
W R Berkley Corp	7,648	517
Wells Fargo & Co	74,645	6,449

SEI Institutional Investments Trust	353

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	2,343	$793
		197,824
Health Care — 7.1%
Abbott Laboratories	42,411	4,680
AbbVie Inc	43,185	11,074
Agilent Technologies Inc	6,970	1,070
Align Technology Inc *	1,709	273
Amgen Inc	13,156	5,656
Baxter International Inc	13,734	357
Becton Dickinson & Co	6,634	1,248
Biogen Inc *	3,782	819
Bio-Techne Corp	3,644	264
Boston Scientific Corp *	37,263	1,800
Bristol-Myers Squibb Co	49,573	3,312
Cardinal Health Inc	5,905	1,385
Cencora Inc	4,855	1,571
Centene Corp *	12,003	772
Charles River Laboratories International Inc *	1,192	344
Cigna Group/The	6,454	1,782
Cooper Cos Inc/The *	5,238	367
CVS Health Corp	30,930	2,905
Danaher Corp	15,292	3,266
DaVita Inc *	837	147
Dexcom Inc *	9,142	832
Edwards Lifesciences Corp *	14,436	1,310
Elevance Health Inc	5,357	2,103
Eli Lilly & Co	19,365	22,400
GE HealthCare Technologies Inc	11,106	791
Gilead Sciences Inc	30,214	4,422
HCA Healthcare Inc	3,807	1,578
Henry Schein Inc *	2,637	237
Humana Inc	2,899	1,111
IDEXX Laboratories Inc *	1,991	1,108
Incyte Corp *	4,043	498
Insulet Corp *	1,797	267
Intuitive Surgical Inc *	8,715	3,284
IQVIA Holdings Inc *	3,989	1,042
Johnson & Johnson	58,891	15,656
Labcorp Holdings Inc	1,913	636
McKesson Corp	2,969	2,629
Medtronic PLC	31,118	2,821
Merck & Co Inc	60,328	8,914
Mettler-Toledo International Inc *	477	670
Moderna Inc *	8,887	1,247
Pfizer Inc	140,122	3,988
Quest Diagnostics Inc	2,853	686
Regeneron Pharmaceuticals Inc	2,499	1,997
ResMed Inc	3,546	851
Revvity Inc	2,931	377
Solventum Corp *	3,783	345
STERIS PLC	2,476	576
Stryker Corp	8,360	2,707
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Thermo Fisher Scientific Inc	9,058	$5,590
UnitedHealth Group Inc	22,180	8,637
Universal Health Services Inc, Cl B	1,421	242
Veeva Systems Inc, Cl A *	3,792	1,083
Vertex Pharmaceuticals Inc *	6,162	3,355
Viatris Inc	28,909	477
Waters Corp *	2,491	1,033
West Pharmaceutical Services Inc	1,834	626
Zimmer Biomet Holdings Inc	4,421	442
Zoetis Inc, Cl A	10,579	816
		150,476
Industrials — 6.4%
3M Co	12,861	2,210
A O Smith Corp	2,764	163
Allegion PLC	2,172	337
AMETEK Inc	5,705	1,342
Automatic Data Processing Inc	9,865	2,823
Axon Enterprise Inc *	1,939	1,099
Boeing Co/The *	19,170	3,983
Broadridge Financial Solutions Inc	3,017	550
Builders FirstSource Inc *	2,841	189
Carrier Global Corp	19,732	1,149
Caterpillar Inc	11,251	8,972
CH Robinson Worldwide Inc	3,039	455
Cintas Corp	8,178	1,650
Comfort Systems USA Inc	840	1,298
Copart Inc *	21,654	714
CSX Corp	44,918	2,269
Cummins Inc	3,429	1,935
Deere & Co	6,181	4,048
Delta Air Lines Inc	16,019	1,250
Dover Corp	3,193	620
DuPont de Nemours	3,597	484
Eaton Corp PLC	9,438	3,793
EMCOR Group Inc	1,046	768
Emerson Electric Co	13,521	2,061
Equifax Inc	2,772	524
Expeditors International of Washington Inc	3,053	579
Fastenal Co	28,175	1,389
FedEx Corp	5,420	1,775
Fedex Freight Holding *	2,710	362
Ferguson Enterprises Inc	4,813	1,081
Fortive Corp	7,527	443
GE Vernova Inc	6,552	5,887
Generac Holdings Inc *	1,406	261
General Dynamics Corp	6,320	2,347
General Electric Co	25,482	8,555
Honeywell Aerospace *	8,000	1,265
Honeywell International	7,617	1,627
Howmet Aerospace Inc	9,814	2,404
Hubbell Inc, Cl B	1,357	615
Huntington Ingalls Industries Inc	1,008	294
IDEX Corp	1,935	442

354	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	6,302	$1,735
Ingersoll Rand Inc	8,317	641
Jacobs Solutions Inc	3,052	455
JB Hunt Transport Services Inc	1,892	502
Johnson Controls International PLC	14,915	2,062
L3Harris Technologies Inc	4,637	1,235
Leidos Holdings Inc	3,296	462
Lennox International Inc	814	312
Lockheed Martin Corp	4,916	2,759
Masco Corp	5,172	373
Nordson Corp	1,380	444
Norfolk Southern Corp	5,617	1,925
Northrop Grumman Corp	3,255	1,757
Old Dominion Freight Line Inc	4,472	894
Otis Worldwide Corp	9,483	675
PACCAR Inc	13,018	1,616
Parker-Hannifin Corp	3,058	2,995
Paychex Inc	7,930	1,010
Pentair PLC	4,218	255
Quanta Services Inc	3,695	2,243
Republic Services Inc, Cl A	4,996	1,104
Rockwell Automation Inc	2,771	1,176
Rollins Inc	7,381	266
RTX Corp	32,860	6,826
Snap-on Inc	1,321	510
Southwest Airlines Co	12,547	483
Stanley Black & Decker Inc	3,863	372
Textron Inc	4,555	367
Trane Technologies PLC	5,419	2,408
TransDigm Group Inc	1,344	1,575
Uber Technologies Inc *	49,490	3,744
Union Pacific Corp	14,449	4,344
United Airlines Holdings Inc *	8,274	894
United Parcel Service Inc, Cl B	18,357	1,913
United Rentals Inc	1,525	1,583
Veralto Corp	6,291	620
Verisk Analytics Inc, Cl A	3,372	653
Vertiv Holdings Co, Cl A	9,569	2,476
Waste Management Inc	9,034	1,978
Westinghouse Air Brake Technologies Corp	4,088	1,169
WW Grainger Inc	1,086	1,422
Xylem Inc/NY	5,919	652
		134,897
Information Technology — 35.0%
Accenture PLC, Cl A	15,012	2,849
Adobe Inc *	9,797	2,868
Advanced Micro Devices Inc *	39,904	18,784
Akamai Technologies Inc *	3,584	389
Amphenol Corp, Cl A	30,331	4,809
Analog Devices Inc	11,878	4,302
Apple Inc	359,955	114,052
Applied Materials Inc	19,385	8,886
Arista Networks Inc *	25,434	4,977
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	5,309	$1,373
Broadcom Inc	115,981	42,952
Cadence Design Systems Inc *	6,822	2,311
CDW Corp/DE	2,912	441
Ciena Corp *	3,536	1,354
Cisco Systems Inc	96,535	10,666
Cognizant Technology Solutions Corp, Cl A	11,906	769
Coherent Corp *	4,894	1,360
Corning Inc	18,981	2,823
Crowdstrike Holdings Inc, Cl A *	25,132	5,805
Datadog Inc, Cl A *	8,273	1,961
Dell Technologies Inc, Cl C	7,168	3,269
F5 Inc *	1,457	593
Fair Isaac Corp *	551	632
First Solar Inc *	2,762	558
Flex Ltd *	9,197	1,005
Fortinet Inc *	15,071	2,576
Gartner Inc *	1,748	346
Gen Digital Inc	14,629	454
GoDaddy Inc, Cl A *	3,230	316
Hewlett Packard Enterprise Co	32,194	1,682
HP Inc	21,355	641
Intel Corp *	120,721	10,806
International Business Machines Corp	22,903	5,356
Intuit Inc	6,689	2,403
Jabil Inc	2,715	829
Keysight Technologies Inc *	4,204	1,357
KLA Corp	31,838	5,586
Lam Research Corp	30,550	9,211
Lumentum Holdings Inc *	1,946	1,780
Marvell Technology Inc	21,591	4,570
Microchip Technology Inc	13,791	1,013
Micron Technology Inc	27,611	26,471
Microsoft Corp ^	430,503	218,390
Monolithic Power Systems Inc	1,221	1,548
Motorola Solutions Inc	4,002	1,942
NetApp Inc	4,704	872
NVIDIA Corp	593,611	131,057
NXP Semiconductors NV	6,244	1,403
ON Semiconductor Corp *	9,894	733
Oracle Corp	41,383	6,171
Palantir Technologies Inc, Cl A *	56,113	10,458
Palo Alto Networks Inc *	19,794	7,564
PTC Inc *	2,625	409
Qnity Electronics Inc	5,396	644
QUALCOMM Inc	25,984	4,430
Roper Technologies Inc	2,431	1,032
Salesforce Inc	19,927	5,132
SanDisk Corp *	3,609	5,654
Seagate Technology Holdings PLC	5,526	4,578
ServiceNow Inc *	25,493	3,773
Skyworks Solutions Inc	3,866	259
Super Micro Computer Inc *	12,913	481

SEI Institutional Investments Trust	355

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synopsys Inc *	4,623	$2,032
TE Connectivity PLC	6,995	1,436
Teledyne Technologies Inc *	1,083	664
Teradyne Inc	3,854	1,348
Texas Instruments Inc	22,185	5,788
Trimble Inc *	6,078	364
Tyler Technologies Inc *	1,105	411
VeriSign Inc	1,913	551
Western Digital Corp	8,494	3,827
Workday Inc, Cl A *	4,840	956
Zebra Technologies Corp, Cl A *	1,077	381
		739,473
Materials — 1.4%
Air Products and Chemicals Inc	5,495	1,701
Albemarle Corp	2,916	394
Amcor PLC	11,904	546
Avery Dennison Corp	2,005	349
Ball Corp	6,716	423
CF Industries Holdings Inc	3,909	508
Corteva Inc	16,664	1,410
CRH PLC	16,282	1,535
Dow Inc	17,977	549
Ecolab Inc	6,096	1,726
Freeport-McMoRan Inc, Cl B	35,717	2,705
International Flavors & Fragrances Inc	6,655	575
International Paper Co	13,592	516
Linde PLC	11,268	5,517
LyondellBasell Industries NV, Cl A	6,610	430
Martin Marietta Materials Inc	1,436	745
Mosaic Co/The	7,822	189
Newmont Corp	26,433	3,332
Nucor Corp	5,577	1,392
Packaging Corp of America	2,278	533
PPG Industries Inc	5,759	646
Sherwin-Williams Co/The	5,529	1,873
Smurfit WestRock PLC	13,092	614
Steel Dynamics Inc	3,277	762
Vulcan Materials Co	3,246	875
		29,845
Real Estate — 1.4%
Alexandria Real Estate Equities Inc ‡	3,863	198
American Tower Corp, Cl A ‡	11,237	1,974
BXP Inc ‡	3,781	257
Camden Property Trust ‡	2,744	290
CBRE Group Inc, Cl A *	7,245	1,056
CoStar Group Inc *	10,825	347
Crown Castle Inc ‡	10,668	812
Digital Realty Trust Inc ‡	7,941	1,474
Equinix Inc ‡	2,440	2,554
Equity Residential ‡	18,039	1,175
Essex Property Trust Inc ‡	1,657	469
Extra Space Storage Inc ‡	4,952	699
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	2,011	$233
Healthpeak Properties Inc ‡	17,856	372
Host Hotels & Resorts Inc ‡	16,791	368
Invitation Homes Inc ‡	14,508	423
Iron Mountain Inc ‡	7,610	878
Kimco Realty Corp ‡	17,412	413
Mid-America Apartment Communities Inc ‡	2,930	378
Prologis Inc ‡	22,916	3,206
Public Storage ‡	3,855	1,183
Realty Income Corp ‡	23,055	1,413
Regency Centers Corp ‡	4,197	314
SBA Communications Corp, Cl A ‡	2,764	524
Simon Property Group Inc ‡	7,798	1,656
UDR Inc ‡	7,651	283
Ventas Inc ‡	11,623	1,060
VICI Properties Inc, Cl A ‡	27,509	706
Welltower Inc ‡	17,169	4,056
Weyerhaeuser Co ‡	18,783	439
		29,210
Utilities — 1.5%
AES Corp/The	17,607	260
Alliant Energy Corp	6,549	445
Ameren Corp	6,967	739
American Electric Power Co Inc	13,555	1,660
American Water Works Co Inc	4,891	676
Atmos Energy Corp	4,136	687
CenterPoint Energy Inc	16,536	655
CMS Energy Corp	7,638	520
Consolidated Edison Inc	9,223	987
Constellation Energy Corp	7,860	2,160
Dominion Energy Inc	21,847	1,442
DTE Energy Co	5,349	725
Duke Energy Corp	18,841	2,259
Edison International	9,822	530
Entergy Corp	11,336	1,205
Evergy Inc	6,025	488
Eversource Energy	9,485	665
Exelon Corp	25,636	1,121
FirstEnergy Corp	13,246	607
NextEra Energy Inc	50,725	4,177
NiSource Inc	12,121	496
NRG Energy Inc	5,312	585
PG&E Corp	52,029	690
Pinnacle West Capital Corp	2,970	290
PPL Corp	18,991	648
Public Service Enterprise Group Inc	12,208	895
Sempra	16,221	1,325
Southern Co/The	27,267	2,400
Vistra Corp	7,902	1,086
WEC Energy Group Inc	7,812	829

356	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	15,616	$1,182
		32,434

Total Common Stock
(Cost $485,032) ($ Thousands)		1,745,521

	Number of Rights
RIGHTS — 0.0%
Holx CVR *‡‡	5,629	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	14,047,912	14,048
Total Cash Equivalent
(Cost $14,048) ($ Thousands)		14,048

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $1,610) ($ Thousands)		66

PURCHASED SWAPTIONS — 0.1%
Total Purchased Swaptions
(Cost $14,005) ($ Thousands)		3,242

Total Investments in Securities — 83.4%
(Cost $514,695) ($ Thousands)		$1,762,877

WRITTEN SWAPTIONS — (0.5)%
Total Written Swaptions
(Premiums Received $7,707) ($ Thousands)		$(9,329)

A list of open exchange traded options contracts for the Fund at August 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
USD CALL/CNH PUT	16,100,000	$114,954	$7.14	2/20/2027	$66

Total Purchased Option		$114,954			$66

A list of open over the counter swaptions contracts for the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.1%
Call Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$1,814,400,000	$3.00	12/18/2027	$1,410

SEI Institutional Investments Trust	357

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Continued)

A list of open over the counter swaptions contracts for the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS (continued)
2-Year Interest Rate Swap	Goldman Sachs	1,900,000,000	$3.53	04/17/2027	1,176
5y-30y SOFR Slope Cap	Goldman Sachs	1,615,000,000	0.75	05/22/2027	656
Total Purchased Swaptions		$5,329,400,000			$3,242
WRITTEN SWAPTIONS — (0.5)%
Put Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(1,900,000,000)	4.03	04/17/2027	$(8,145)
Call Swaptions
2-Year Interest Rate Swap	Goldman Sachs	$(2,721,600,000)	2.00	12/18/2027	$(667)
2-Year Interest Rate Swap	Goldman Sachs	(1,900,000,000)	3.03	04/17/2027	(487)
5y-30y SOFR Slope Cap	Goldman Sachs	(1,615,000,000)	1.50	05/22/2027	(29)
		(6,236,600,000)			(1,183)
Total Written Swaptions		$(8,136,600,000)			$(9,328)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	1,240	Sep-2026	$465,613	$477,338	$11,725

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2026, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	USA-CPI-U	Annually	06/06/2035	USD	1,158,857	$44,543	$–	$44,543
EUR-EURIBOR	2.425%	Quarterly	03/27/2027	EUR	1,078,480	(2,285)	(2,285)	–
SOFR INDEX	3.41%	Annually	12/11/2028	USD	1,023,842	(16,469)	–	(16,469)
3.432%	SOFR INDEX	Annually	12/11/2056	USD	107,637	19,755	–	19,755
4.161%	SOFR INDEX	Annually	11/02/2056	USD	214,675	14,191	–	14,191
SOFR INDEX	4.35%	Annually	11/02/2031	USD	837,500	3,510	–	3,510
						$63,245	$(2,285)	$65,530

A list of open OTC swap agreements held by the Fund at August 31, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Bloomberg Enhanced Roll Yield Total Return Index^	SOFR +13 BPS	INDEX RETURN	Annually	10/31/2026		71,540	$5,062	$–	$5,062
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	188,799	(283)	–	(283)
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	270,004	(405)	–	(405)
JPMorgan Chase	JMFX121E Index	FLOATING 0%	ASSET RETURN	Monthly	11/17/2026	USD	107,625	(162)	–	(162)
JPMorgan Chase	Microsoft Corp	ASSET RETURN	SOFR +77.5BPS	Monthly	12/18/2026	USD	89,511	(5,035)	–	(5,035)
JPMorgan Chase	Microsoft Corp^	ASSET RETURN	SOFR +77.5BPS	Monthly	12/18/2026		29,775	(1,678)	–	(1,678)
								$(2,501)	$–	$(2,501)

Percentages are based on Net Assets of $2,113,520 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
^	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

358	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Dynamic Asset Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 5/31/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$31,373	$24,823	$(42,148)	$—	$—	$14,048	$190	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust	359

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 55.9%
U.S. Treasury Bills
3.809%, 11/03/2026 ^(A)	$1,785	$1,773
3.778%, 09/22/2026 ^(A)	2,550	2,544
3.746%, 11/19/2026 ^(A)	8,085	8,018
3.734%, 11/12/2026 ^(A)	505	501
3.716%, 09/10/2026 ^(A)	31,780	31,751
3.713%, 10/06/2026 ^(A)	4,225	4,210
3.697%, 10/29/2026 ^(A)	785	780
3.693%, 10/01/2026 ^(A)	2,560	2,552
3.687%, 10/13/2026 ^(A)	1,480	1,474
3.682%, 10/20/2026 ^(A)	3,325	3,308
3.678%, 09/29/2026 ^(A)	2,900	2,892
3.676%, 09/03/2026 ^(A)	5,720	5,719
3.671%, 09/01/2026 ^(A)	20,780	20,780
3.668%, 09/24/2026 ^(A)	2,580	2,574
3.666%, 10/08/2026 ^(A)	590	588
3.658%, 09/08/2026 ^(A)	6,285	6,281
3.654%, 09/17/2026 ^(A)	4,415	4,408
0.044%, 10/27/2026 ^(A)	21,270	21,146
U.S. Treasury Inflation Indexed Bonds
1.625%, 10/15/2029	9,451	9,342
1.250%, 04/15/2031	14,294	13,728
U.S. Treasury Inflation-Protected Securities
1.625%, 04/15/2030	38,497	37,799
1.125%, 10/15/2030	60,448	58,297
0.375%, 07/15/2027	9,408	9,274
0.250%, 07/15/2029	113,072	107,677
0.125%, 01/15/2030	9,845	9,218
0.125%, 07/15/2030	56,465	52,525
0.125%, 01/15/2031	23,900	21,944
U.S. Treasury Notes
4.500%, 04/15/2027 ^	600	602
4.375%, 07/15/2027 ^	800	801
4.250%, 12/31/2026 ^	1,500	1,502
4.250%, 01/15/2028 ^	2,500	2,498
4.250%, 02/15/2028 ^	2,200	2,198
4.250%, 08/15/2029 ^	1,000	996
3.956%, USBMMY3M + 0.205%, 10/31/2026 ^(B)	3,500	3,501
3.941%, USBMMY3M + 0.190%, 10/31/2027 ^(B)	8,000	8,015
3.911%, USBMMY3M + 0.160%, 04/30/2027 ^(B)	6,300	6,306
3.910%, USBMMY3M + 0.159%, 07/31/2027 ^(B)	10,000	10,014
3.875%, 05/31/2027 ^	800	798
3.854%, USBMMY3M + 0.103%, 04/30/2028 ^(B)	3,000	3,002
3.850%, USBMMY3M + 0.099%, 01/31/2028 ^(B)	7,500	7,507
3.849%, USBMMY3M + 0.098%, 01/31/2027 ^(B)	4,000	4,001
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.801%, USBMMY3M + 0.050%, 07/31/2028 ^(B)	$2,700	$2,700
3.750%, 05/15/2028 ^	700	693
3.500%, 10/31/2027 ^	1,500	1,487
3.500%, 01/15/2029 ^	1,600	1,568
3.375%, 09/15/2027 ^	400	397

Total U.S. Treasury Obligations
(Cost $505,171) ($ Thousands)		499,689

	Shares
COMMON STOCK — 29.6%

Communication Services — 1.5%
Alphabet Inc, Cl A	5,938	2,015
Alphabet Inc, Cl C	4,845	1,625
AppLovin Corp, Cl A *	482	150
AST SpaceMobile Inc, Cl A *	2,934	173
AT&T Inc (C)	83,256	2,156
Bandwidth Inc, Cl A *	113	6
Comcast Corp, Cl A	42,190	1,123
Globalstar Inc *	704	57
IDT Corp, Cl B	444	30
Iridium Communications Inc	1,075	51
Liberty Global Ltd, Cl C *	1,845	19
Liberty Latin America Ltd, Cl C *	3,218	28
Lumen Technologies Inc *	13,033	81
Meta Platforms Inc, Cl A	2,325	1,331
Millicom International Cellular SA	1,084	102
Reddit Inc, Cl A *	282	42
Space Exploration Technologies, Cl A *	6,764	972
Telephone and Data Systems Inc	1,140	38
T-Mobile US Inc	5,930	1,070
Uniti Group Inc *	2,997	30
Verizon Communications Inc	50,637	2,533
		13,632
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	6,395	79
Altria Group Inc (C)	33,136	2,269
Andersons Inc/The	716	46
Archer-Daniels-Midland Co	9,577	779
BellRing Brands Inc *	2,525	27
BJ's Wholesale Club Holdings Inc *	2,577	234
Boston Beer Co Inc/The, Cl A *	114	20
Brown-Forman Corp, Cl A	1,163	32
Brown-Forman Corp, Cl B	2,543	68
Bunge Global SA	2,638	307
Cal-Maine Foods Inc	723	57
Campbell's	3,501	83
Casey's General Stores Inc	729	548
Celsius Holdings Inc *	3,521	111
Central Garden & Pet Co, Cl A *	981	37
Chefs' Warehouse Inc/The *	781	88

360	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	4,652	$464
Clorox Co/The	2,483	243
Coca-Cola Co/The (C)	78,377	6,950
Coca-Cola Consolidated Inc	1,182	231
Colgate-Palmolive Co	15,737	1,414
Conagra Brands Inc	11,597	186
Constellation Brands Inc, Cl A	2,788	364
Costco Wholesale Corp (C)	8,904	8,404
Coty Inc, Cl A *	14,700	42
Darling Ingredients Inc *	3,206	212
Del Monte Corp	1,493	47
Dole PLC	1,997	28
Dollar General Corp	4,301	545
Dollar Tree Inc *	3,715	470
Edgewell Personal Care Co	774	22
elf Beauty Inc *	1,128	123
Energizer Holdings Inc	1,064	23
Estee Lauder Cos Inc/The, Cl A	5,012	513
Flowers Foods Inc	3,606	25
Freshpet Inc *	855	60
General Mills Inc	10,969	452
Grocery Outlet Holding Corp *	2,231	27
Herbalife Ltd *	2,495	27
Hershey Co/The	2,878	507
Hormel Foods Corp	5,918	129
Ingles Markets Inc, Cl A	394	32
Ingredion Inc	1,264	131
Interparfums Inc	259	30
J & J Snack Foods Corp	343	30
J M Smucker Co/The	2,160	283
JBS, Cl A	6,575	88
John B Sanfilippo & Son Inc	432	32
Kenvue Inc	37,259	703
Keurig Dr Pepper Inc	25,597	816
Kimberly-Clark Corp	6,460	697
Kraft Heinz Co/The	17,741	455
Kroger Co/The	10,909	628
Lamb Weston Holdings Inc	2,440	133
Mama's Creations Inc *	1,449	24
Maplebear Inc *	2,918	147
Marzetti Company/The	385	43
McCormick & Co Inc/MD	4,782	259
Mission Produce Inc *	2,646	34
Molson Coors Beverage Co, Cl B	2,764	110
Mondelez International Inc, Cl A	25,955	1,611
Monster Beverage Corp *	28,202	1,295
National Beverage Corp	915	29
Nu Skin Enterprises Inc, Cl A	1,445	7
Oil-Dri Corp of America	382	34
PepsiCo Inc (C)	27,378	3,842
Performance Food Group Co *	2,897	287
Philip Morris International Inc (C)	31,349	5,872
Pilgrim's Pride Corp *	633	20
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Post Holdings Inc *	742	$62
PriceSmart Inc	546	93
Primo Brands Corp, Cl A	4,727	108
Procter & Gamble Co/The (C)	46,482	6,746
Reynolds Consumer Products Inc	620	14
Seaboard Corp	8	31
Seneca Foods Corp, Cl A *	188	37
Simply Good Foods Co/The *	4,031	46
Spectrum Brands Holdings Inc	552	48
Sprouts Farmers Market Inc *	1,757	144
Sysco Corp	9,204	746
Target Corp	9,168	1,475
Turning Point Brands Inc	398	32
Tyson Foods Inc, Cl A (C)	5,653	312
United Natural Foods Inc *	1,389	61
Universal Corp/VA	575	26
US Foods Holding Corp *	4,314	452
Utz Brands Inc	2,187	31
Vita Coco Co Inc/The *	1,150	68
Walmart Inc (C)	88,004	9,229
WD-40 Co	260	56
		63,782
Energy — 9.2%
Antero Midstream Corp	9,374	210
Antero Resources Corp *	8,688	334
APA Corp	10,281	444
Archrock Inc	5,238	165
Ardmore Shipping Corp	1,704	30
Atlas Energy Solutions Inc, Cl A	2,331	31
Baker Hughes Co, Cl A	30,043	1,909
BKV Corp *	1,280	31
Borr Drilling Ltd *	8,015	36
Bristow Group Inc	647	29
Cactus Inc, Cl A	1,818	128
California Resources Corp	2,438	129
Calumet Inc *	2,013	100
Centrus Energy Corp, Cl A *	497	85
Cheniere Energy Inc	6,272	1,829
Chevron Corp (C)	55,798	11,502
Chord Energy Corp	1,823	268
Clean Energy Fuels Corp *	7,126	11
CNX Resources Corp *	3,708	135
Comstock Resources Inc *	2,176	31
ConocoPhillips (C)	36,941	4,894
Core Natural Resources Inc	1,565	160
Crescent Energy Co, Cl A	7,297	100
CVR Energy Inc	875	37
Delek US Holdings Inc	1,834	136
Devon Energy Corp	33,893	1,644
DHT Holdings Inc	3,876	76
Diamondback Energy Inc	5,928	1,188
Diversified Energy Co	2,952	44
Dorian LPG Ltd	858	43

SEI Institutional Investments Trust	361

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DT Midstream Inc	2,956	$387
Encore Energy Corp *	8,840	11
Energy Fuels Inc/Canada *	8,020	118
EOG Resources Inc	16,164	2,343
EQT Corp	17,861	968
Excelerate Energy Inc, Cl A	1,167	46
Expand Energy	6,581	646
Expro Ltd *	2,313	42
ExxonMobil Holdings (C)	128,395	20,665
FLEX LNG Ltd	871	28
Flowco Holdings Inc, Cl A	1,717	38
Forum Energy Technologies Inc *	452	37
Golar LNG Ltd	3,039	156
Green Plains Inc *	2,152	31
Gulfport Energy Corp *	467	84
Halliburton Co	24,052	886
Helix Energy Solutions Group Inc *	4,416	46
Helmerich & Payne Inc	3,432	150
HF Sinclair Corp	4,695	477
Innovex International Inc *	1,494	46
International Seaways Inc	1,220	120
Kinder Morgan Inc	58,210	1,877
Kinetik Holdings Inc, Cl A	1,273	70
Kodiak Gas Services Inc	2,879	169
Kosmos Energy Ltd *	14,422	41
Liberty Energy Inc, Cl A	4,135	82
Magnolia Oil & Gas Corp, Cl A	6,698	180
Marathon Petroleum Corp (C)	8,933	3,335
Matador Resources Co	3,149	183
Murphy Oil Corp	4,375	159
Nabors Industries Ltd *	440	41
National Energy Services Reunited Corp *	1,612	57
Natural Gas Services Group Inc	546	19
Navigator Holdings Ltd	735	16
NextDecade Corp *	4,583	35
Noble Corp PLC	3,433	157
Nordic American Tankers Ltd	4,788	33
Northern Oil & Gas Inc	2,663	69
NOV Inc	10,380	221
Occidental Petroleum Corp	21,865	1,316
Oceaneering International Inc *	2,719	141
Oil States International Inc *	4,071	36
ONEOK Inc	18,957	1,820
Ovintiv Inc	8,203	539
Par Pacific Holdings Inc *	1,355	108
Patterson-UTI Energy Inc	10,835	137
PBF Energy Inc, Cl A	3,067	224
Peabody Energy Corp	4,182	124
Permian Resources Corp, Cl A	23,339	544
Phillips 66	12,208	3,010
ProPetro Holding Corp *	2,710	31
Range Resources Corp	7,028	290
REX American Resources Corp *	880	36
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Riley Exploration Permian Inc	795	$31
RPC Inc	4,932	32
Sable Offshore Corp *	5,094	25
SandRidge Energy Inc	1,604	23
Scorpio Tankers Inc	1,335	105
Seadrill Ltd *	2,025	99
Select Water Solutions Inc, Cl A	3,203	62
SFL Corp Ltd, Cl B	4,416	55
SLB	45,165	2,714
SM Energy Co	6,863	255
Solaris Energy Infrastructure Inc, Cl A	1,654	84
Talos Energy Inc *	3,994	69
Targa Resources Corp	6,472	1,901
TechnipFMC PLC	11,141	871
Teekay Corp Ltd	849	11
Teekay Tankers Ltd, Cl A	868	78
TETRA Technologies Inc *	5,651	39
Texas Pacific Land Corp	1,716	642
Tidewater Inc *	1,558	145
Transocean Ltd *	26,196	152
Uranium Energy Corp *	15,181	186
Ur-Energy Inc *	28,099	40
VAALCO Energy Inc	5,541	33
Valaris Ltd *	1,735	150
Valero Energy Corp (C)	9,034	3,243
Viper Energy Inc, Cl A	5,466	245
Vitesse Energy Inc	1,178	21
Weatherford International PLC	1,907	186
Williams Cos Inc/The	36,918	2,771
World Kinect Corp	1,633	58
		82,510
Health Care — 6.0%
10X Genomics Inc, Cl A *	764	48
Abbott Laboratories	12,737	1,406
AbbVie Inc	13,283	3,406
Acadia Healthcare Co Inc *	1,030	28
ACADIA Pharmaceuticals Inc *	1,427	41
Adaptive Biotechnologies Corp *	1,706	42
Addus HomeCare Corp *	242	28
ADMA Biologics Inc *	2,255	21
Agilent Technologies Inc	2,149	330
Agios Pharmaceuticals Inc *	1,291	43
Align Technology Inc *	492	79
Alignment Healthcare Inc *	2,040	27
Alkermes PLC *	1,129	53
Alnylam Pharmaceuticals Inc *	1,046	252
Alumis Inc *	898	20
Amgen Inc (C)	3,995	1,717
AMN Healthcare Services Inc *	384	13
Amneal Pharmaceuticals Inc *	1,182	21
Amylyx Pharmaceuticals Inc *	1,420	48
ANI Pharmaceuticals Inc *	365	27
Apogee Therapeutics Inc *	370	50

362	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcus Biosciences Inc *	1,491	$44
Arcutis Biotherapeutics Inc *	1,321	32
Arrowhead Pharmaceuticals Inc *	1,007	83
Ascendis Pharma *	401	105
AtaiBeckley *	3,999	29
AtriCure Inc *	856	41
Aurinia Pharmaceuticals Inc *	1,758	28
Avantor Inc *	4,642	67
Axogen Inc *	615	31
Axsome Therapeutics Inc *	335	66
Azenta Inc *	455	15
Baxter International Inc (C)	3,421	89
Beam Therapeutics Inc *	1,004	30
Becton Dickinson & Co	1,973	371
BioCryst Pharmaceuticals Inc *	3,781	37
Biogen Inc *	1,162	252
Biohaven Ltd *	2,423	37
BioMarin Pharmaceutical Inc *	1,410	92
Bio-Rad Laboratories Inc, Cl A *	109	42
Bio-Techne Corp	1,241	90
Boston Scientific Corp *	10,404	502
Bridgebio Pharma Inc *	1,310	100
BrightSpring Health Services Inc *	1,532	89
Bristol-Myers Squibb Co	14,511	969
Brookdale Senior Living Inc, Cl A *	2,101	25
Bruker Corp	1,053	61
Cardinal Health Inc	1,599	375
CareDx Inc *	704	35
CARIS LIFE SCIENCES INC *	2,150	55
Celcuity Inc *	281	25
Celldex Therapeutics Inc *	792	31
Cencora Inc	1,331	431
Centene Corp *	3,583	231
CG oncology Inc *	402	30
Charles River Laboratories International Inc *	339	98
Chemed Corp	109	57
Cigna Group/The	1,897	524
Cogent Biosciences Inc *	1,283	45
Concentra Group Holdings Parent Inc	902	30
Cooper Cos Inc/The *	1,306	92
Corcept Therapeutics Inc *	797	90
CorVel Corp *	300	21
Crinetics Pharmaceuticals Inc *	769	65
CRISPR Therapeutics AG *	844	48
CVS Health Corp	9,217	866
Cytokinetics Inc *	1,322	94
Danaher Corp	4,656	994
DaVita Inc *	200	35
Definium Therapeutics Inc *	1,121	45
Denali Therapeutics Inc *	1,280	30
DENTSPLY SIRONA Inc	1,927	21
Dexcom Inc *	2,513	229
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dianthus Therapeutics Inc *	359	$38
Disc Medicine Inc, Cl A *	558	44
Doximity Inc, Cl A *	1,114	30
Dyne Therapeutics Inc *	786	20
Edgewise Therapeutics Inc *	949	40
Edwards Lifesciences Corp *	4,039	367
Elanco Animal Health Inc *	3,691	88
Elevance Health Inc	1,543	606
Eli Lilly & Co	5,828	6,741
Encompass Health Corp	724	87
Enliven Therapeutics Inc *	569	33
Ensign Group Inc/The	341	59
Envista Holdings Corp *	912	25
Erasca Inc *	2,268	41
Establishment Labs Holdings *	310	21
Exelixis Inc *	2,027	111
Fortrea Holdings Inc *	800	15
GE HealthCare Technologies Inc	3,542	252
Geron Corp *	6,774	10
Gilead Sciences Inc (C)	9,175	1,343
Glaukos Corp *	414	74
Globus Medical Inc, Cl A *	913	74
GRAIL Inc *	355	28
Guardant Health Inc *	814	129
Haemonetics Corp *	453	47
Halozyme Therapeutics Inc *	1,002	107
HCA Healthcare Inc	1,051	436
HealthEquity Inc *	537	52
HeartFlow Inc *	847	43
Henry Schein Inc *	794	71
Hims & Hers Health Inc *	1,212	36
Hinge Health, Cl A *	277	26
Humana Inc	893	342
ICU Medical Inc *	216	37
Ideaya Biosciences Inc *	1,035	41
IDEXX Laboratories Inc *	582	324
Illumina Inc *	1,031	220
ImmunityBio Inc *	4,614	37
Immunome Inc *	1,766	48
Immunovant Inc *	502	20
Incyte Corp *	1,282	158
Indivior Pharmaceuticals Inc *	706	25
Insmed Inc *	1,800	219
Insulet Corp *	537	80
Integer Holdings Corp *	352	44
Integra LifeSciences Holdings Corp *	764	13
Intuitive Surgical Inc *	2,479	934
Ionis Pharmaceuticals Inc *	1,108	67
IQVIA Holdings Inc *	1,180	308
iRhythm Holdings Inc *	208	25
Jazz Pharmaceuticals PLC *	435	109
Johnson & Johnson	17,469	4,644

SEI Institutional Investments Trust	363

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kiniksa Pharmaceuticals International PLC, Cl A *	556	$44
Krystal Biotech Inc *	207	74
Kymera Therapeutics Inc *	544	65
Labcorp Holdings Inc	567	189
Lantheus Holdings Inc *	349	35
LeMaitre Vascular Inc	263	21
LifeStance Health Group Inc *	2,654	33
Ligand Pharmaceuticals Inc *	133	38
Liquidia Corp *	526	36
LivaNova PLC *	534	43
Madrigal Pharmaceuticals Inc *	114	62
MBX Biosciences Inc *	408	25
McKesson Corp	883	782
Medline Inc, Cl A *	3,074	108
Medpace Holdings Inc *	175	104
Medtronic PLC	9,082	823
Merck & Co Inc	18,095	2,674
Merit Medical Systems Inc *	333	30
Mettler-Toledo International Inc *	136	191
Mirum Pharmaceuticals Inc *	262	26
Moderna Inc *	2,763	388
Molina Healthcare Inc *	307	61
Natera Inc *	986	317
National HealthCare Corp	128	28
Nektar Therapeutics, Cl A *	395	28
Neogen Corp *	2,956	34
NeoGenomics Inc *	1,875	34
Neurocrine Biosciences Inc *	827	127
Nurix Therapeutics Inc *	1,853	48
Option Care Health Inc *	911	21
Organon & Co	2,315	32
Oruka Therapeutics Inc *	255	24
PACS Group Inc *	557	24
Pediatrix Medical Group Inc *	986	26
Penumbra Inc *	294	95
Perrigo Co PLC	1,200	18
Pfizer Inc	40,254	1,146
Praxis Precision Medicines Inc *	213	75
Prestige Consumer Healthcare Inc *	385	20
Privia Health Group Inc *	1,305	27
Progyny Inc *	828	21
Protagonist Therapeutics Inc *	609	90
PTC Therapeutics Inc *	524	36
QIAGEN NV	1,491	65
Quest Diagnostics Inc	756	182
QuidelOrtho Corp *	663	10
RadNet Inc *	508	38
Regeneron Pharmaceuticals Inc	711	568
Relay Therapeutics Inc *	2,279	42
Repligen Corp *	352	64
ResMed Inc	972	233
Revolution Medicines Inc *	1,522	313
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Revvity Inc	857	$110
Rhythm Pharmaceuticals Inc *	535	57
Roivant Sciences Ltd *	3,472	120
Royalty Pharma PLC, Cl A	2,793	171
Scholar Rock Holding Corp *	705	40
Solventum Corp *	997	91
Sotera Health Co *	1,761	33
Spyre Therapeutics Inc *	508	45
STERIS PLC	718	167
Stryker Corp	2,652	859
Supernus Pharmaceuticals Inc *	701	31
Surgery Partners Inc *	1,007	14
Tandem Diabetes Care Inc *	721	16
Tango Therapeutics Inc *	918	21
Teladoc Health Inc *	1,526	10
Teleflex Inc	341	48
Tempus AI Inc, Cl A *	571	36
Tenet Healthcare Corp *	597	159
TG Therapeutics Inc *	925	50
Thermo Fisher Scientific Inc	2,715	1,675
TransMedics Group Inc *	390	33
Travere Therapeutics Inc *	883	58
Trevi Therapeutics Inc *	1,637	27
Twist Bioscience Corp *	651	90
UFP Technologies Inc *	94	28
Ultragenyx Pharmaceutical Inc *	748	19
United Therapeutics Corp *	318	162
UnitedHealth Group Inc (C)	6,759	2,632
Universal Health Services Inc, Cl B	381	65
Vaxcyte Inc *	958	58
Veeva Systems Inc, Cl A *	1,120	320
Vera Therapeutics Inc, Cl A *	126	4
Veracyte Inc *	695	30
Vericel Corp *	606	24
Vertex Pharmaceuticals Inc *	1,847	1,006
Viatris Inc	7,916	131
Viking Therapeutics Inc *	593	19
Viridian Therapeutics Inc *	1,939	45
Waters Corp *	737	306
Waystar Holding Corp *	1,094	29
West Pharmaceutical Services Inc	496	169
Xenon Pharmaceuticals Inc *	1,066	64
Zimmer Biomet Holdings Inc	1,530	153
Zoetis Inc, Cl A	3,153	243
		53,519
Information Technology — 1.6%
Accenture PLC, Cl A	1,192	226
ACI Worldwide Inc *	565	30
Adobe Inc *	870	255
Akamai Technologies Inc *	269	29
Amdocs Ltd	673	42
Atlassian Corp, Cl A *	338	66
Aurora Innovation Inc, Cl A *	4,945	28

364	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autodesk Inc *	403	$104
Bentley Systems Inc, Cl B	370	14
BitMine Immersion Technologies	1,844	47
Cadence Design Systems Inc *	495	168
Cipher Digital Inc *	1,276	20
Circle Internet Group Inc, Cl A *	547	52
Cloudflare Inc, Cl A *	622	190
Cognizant Technology Solutions Corp, Cl A	792	51
Core Scientific Inc *	1,474	24
CoreWeave, Cl A *	718	61
Crowdstrike Holdings Inc, Cl A *	1,922	444
Datadog Inc, Cl A *	608	144
DigitalOcean Holdings Inc *	77	9
DocuSign Inc, Cl A *	439	29
Dynatrace Inc *	649	35
Elastic NV *	499	49
Fair Isaac Corp *	50	57
Fortinet Inc *	1,149	196
Gartner Inc *	151	30
Gen Digital Inc	1,079	34
GoDaddy Inc, Cl A *	314	31
Guidewire Software Inc *	199	41
HubSpot Inc *	78	20
Hut 8 Corp *	156	12
InterDigital Inc	83	28
International Business Machines Corp	1,784	417
Intuit Inc	523	188
IREN *	742	28
Microsoft Corp (C)	14,168	7,187
MongoDB Inc, Cl A *	165	75
Nutanix Inc, Cl A *	389	27
Okta Inc, Cl A *	355	61
Oracle Corp	3,374	503
Palantir Technologies Inc, Cl A *	4,350	811
Palo Alto Networks Inc *	1,543	590
Procore Technologies Inc *	423	27
PTC Inc *	162	25
Riot Platforms Inc *	307	6
Roper Technologies Inc	219	93
Rubrik Inc, Cl A *	437	41
Salesforce Inc	1,776	457
Samsara Inc, Cl A *	926	38
SentinelOne Inc, Cl A *	1,790	40
ServiceNow Inc *	1,861	275
Snowflake Inc, Cl A *	674	223
Strategy Inc, Cl A *	686	91
Synopsys Inc *	372	164
Trimble Inc *	315	19
Twilio Inc, Cl A *	281	66
Tyler Technologies Inc *	127	47
Unity Software Inc *	555	23
VeriSign Inc	154	44
Workday Inc, Cl A *	375	74
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoom Communications Inc, Cl A *	427	$41
Zscaler Inc *	256	48
		14,295
Real Estate — 2.8%
Acadia Realty Trust ‡	3,195	65
Agree Realty Corp ‡	1,923	139
AH Realty Trust Inc ‡	1,769	11
Alexandria Real Estate Equities Inc ‡	2,582	132
American Healthcare REIT Inc ‡	3,027	167
American Homes 4 Rent, Cl A ‡	4,790	160
American Tower Corp, Cl A ‡	7,289	1,281
Americold Realty Trust Inc ‡	4,286	64
Apple Hospitality REIT Inc ‡	2,807	45
Brixmor Property Group Inc ‡	4,821	139
Broadstone Net Lease Inc, Cl A ‡	3,326	69
BXP Inc ‡	2,664	181
Camden Property Trust ‡	1,470	156
CareTrust REIT Inc ‡	3,175	124
CBL & Associates Properties Inc ‡	712	39
CBRE Group Inc, Cl A *	4,536	661
Centerspace ‡	430	23
Compass Inc, Cl A *	9,915	105
COPT Defense Properties ‡	1,824	66
CoStar Group Inc *	7,141	229
Cousins Properties Inc ‡	2,767	80
Crown Castle Inc ‡	6,539	498
CubeSmart ‡	3,259	129
Curbline Properties Corp ‡	1,744	52
Cushman & Wakefield Ltd *	4,153	56
DiamondRock Hospitality Co ‡	2,153	27
Digital Realty Trust Inc ‡	5,798	1,076
Diversified Healthcare Trust ‡	4,576	35
Douglas Emmett Inc ‡	2,945	34
Easterly Government Properties Inc, Cl A ‡	2,475	61
EastGroup Properties Inc ‡	787	157
Empire State Realty Trust Inc, Cl A ‡	2,829	13
EPR Properties ‡	996	59
Equinix Inc ‡	1,571	1,644
Equity LifeStyle Properties Inc ‡	2,793	177
Equity Residential ‡	11,616	757
Essential Properties Realty Trust Inc ‡	3,568	107
Essex Property Trust Inc ‡	964	273
Extra Space Storage Inc ‡	3,071	433
Federal Realty Investment Trust ‡	1,370	159
Fermi Inc *‡	1,776	9
First Industrial Realty Trust Inc ‡	2,136	132
Four Corners Property Trust Inc ‡	2,873	72
Gaming and Leisure Properties Inc ‡	4,196	177
Getty Realty Corp ‡	1,167	38
Global Net Lease Inc ‡	3,525	32
Healthcare Realty Trust Inc, Cl A ‡	5,303	101
Healthpeak Properties Inc ‡	11,205	233
Highwoods Properties Inc ‡	2,319	71

SEI Institutional Investments Trust	365

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Host Hotels & Resorts Inc ‡	9,814	$215
Howard Hughes Holdings Inc *	469	30
Independence Realty Trust Inc ‡	3,029	49
Innovative Industrial Properties Inc, Cl A ‡	422	24
InvenTrust Properties Corp ‡	1,459	47
Invitation Homes Inc ‡	8,803	257
Iron Mountain Inc ‡	4,470	516
Janus Living Inc, Cl A ‡	1,439	43
JBG SMITH Properties ‡	1,368	17
Jones Lang LaSalle Inc *	713	261
Kilroy Realty Corp ‡	1,529	56
Kimco Realty Corp ‡	10,122	240
Kite Realty Group Trust ‡	3,172	82
Lamar Advertising Co, Cl A ‡	1,241	185
Lineage Inc ‡	927	36
LTC Properties Inc ‡	630	25
LXP Industrial Trust ‡	1,253	76
Macerich Co/The ‡	4,515	107
Marcus & Millichap Inc	1,751	55
Medical Properties Trust Inc ‡	8,355	33
Mid-America Apartment Communities Inc ‡	1,770	228
Millrose Properties Inc ‡	2,187	67
National Health Investors Inc ‡	791	56
NETSTREIT Corp ‡	1,684	34
Newmark Group Inc, Cl A	2,773	42
NNN REIT Inc ‡	3,019	136
Omega Healthcare Investors Inc ‡	4,536	207
Opendoor Technologies Inc *	13,630	44
Outfront Media Inc ‡	2,039	60
Park Hotels & Resorts Inc ‡	2,647	41
Pebblebrook Hotel Trust ‡	1,328	24
Phillips Edison & Co Inc ‡	1,821	70
Piedmont Realty Trust Inc, Cl A *‡	2,606	25
Prologis Inc ‡	14,969	2,094
Public Storage ‡	2,465	757
Rayonier Inc ‡	4,628	95
Realty Income Corp ‡	13,956	855
Regency Centers Corp ‡	2,732	204
Rexford Industrial Realty Inc ‡	3,493	129
RLJ Lodging Trust ‡	1,557	17
Ryman Hospitality Properties Inc ‡	944	120
Sabra Health Care REIT Inc ‡	3,721	76
Safehold Inc ‡	1,365	21
SBA Communications Corp, Cl A ‡	1,594	302
Service Properties Trust ‡	4,386	34
Simon Property Group Inc ‡	4,773	1,013
SL Green Realty Corp ‡	1,003	56
Smartstop Self Storage REIT Inc ‡	618	20
St Joe Co/The	545	36
STAG Industrial Inc ‡	2,837	106
Summit Hotel Properties Inc ‡	6,688	39
Sun Communities Inc ‡	1,919	233
Sunstone Hotel Investors Inc ‡	2,968	33
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tanger Inc ‡	1,732	$65
Terreno Realty Corp ‡	1,526	101
UDR Inc ‡	4,858	180
UMH Properties Inc ‡	1,654	27
Urban Edge Properties ‡	1,472	31
Ventas Inc ‡	7,042	642
VICI Properties Inc, Cl A ‡	15,871	407
Vornado Realty Trust ‡	2,711	101
Welltower Inc ‡	11,011	2,601
Weyerhaeuser Co ‡	9,794	229
WP Carey Inc ‡	3,185	223
Xenia Hotels & Resorts Inc ‡	1,300	24
Zillow Group Inc, Cl A *	586	21
Zillow Group Inc, Cl C *	2,334	82
		24,910
Utilities — 1.4%
AES Corp/The	6,148	91
Alliant Energy Corp	2,114	144
Ameren Corp	2,133	226
American Electric Power Co Inc	4,334	531
American States Water Co	577	51
American Water Works Co Inc	1,513	209
Atmos Energy Corp	1,314	218
Avista Corp	668	25
Black Hills Corp	539	39
Brookfield Infrastructure Corp, Cl A	1,068	41
Brookfield Renewable Corp	1,331	43
California Water Service Group	479	24
CenterPoint Energy Inc	5,422	215
Chesapeake Utilities Corp	224	30
Clearway Energy Inc, Cl C	1,100	35
CMS Energy Corp	2,599	177
Consolidated Edison Inc	2,879	308
Constellation Energy Corp	2,664	732
Dominion Energy Inc	7,131	471
DTE Energy Co	1,726	234
Duke Energy Corp	6,104	732
Edison International	3,316	179
Entergy Corp	3,689	392
Essential Utilities Inc	2,181	90
Evergy Inc	1,949	158
Eversource Energy	2,957	207
Exelon Corp	8,025	351
FirstEnergy Corp	4,637	213
H2O America	437	28
Hawaiian Electric Industries Inc *	1,301	15
IDACORP Inc, Cl Rights	403	55
MDU Resources Group Inc	1,584	31
MGE Energy Inc	243	19
National Fuel Gas Co	652	54
New Jersey Resources Corp	716	38
NextEra Energy Inc	17,575	1,447
NiSource Inc	3,900	160

366	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northwest Natural Holding Co	440	$22
Northwestern Energy Group Inc	385	27
NRG Energy Inc	1,767	194
OGE Energy Corp	1,941	88
Oklo Inc, Cl A *	1,354	55
ONE Gas Inc	504	40
Ormat Technologies Inc	438	45
Otter Tail Corp	302	27
PG&E Corp	18,223	242
Pinnacle West Capital Corp	923	90
Portland General Electric Co	692	34
PPL Corp	5,965	204
Public Service Enterprise Group Inc	4,124	302
Sempra	5,380	439
Southern Co/The	8,874	781
Southwest Gas Holdings Inc	639	56
Spire Inc	462	38
Talen Energy Corp *	356	105
TXNM Energy Inc	1,004	58
UGI Corp	1,531	59
Vistra Corp	2,835	389
WEC Energy Group Inc	2,595	275
Xcel Energy Inc	5,053	382
		11,965

Total Common Stock
(Cost $124,051) ($ Thousands)		264,613

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 5.9%
Communication Services — 0.5%
Charter Communications Operating LLC
6.600%, 02/15/2034	$583	587
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	68	68
HUT 8 DC LLC
6.192%, 11/15/2042 (D)	954	927
NTT Finance
4.741%, 03/31/2028 (D)	336	335
OAK-Eagle Acquireco
7.250%, 07/01/2033 (D)	407	423
RD Michigan Property Owner I LLC
7.500%, 03/30/2045 (D)	853	813
Sopaipilla Investor LLC
7.534%, 11/30/2048 (D)	669	685
Space Exploration Technologies
5.650%, 07/15/2033 (D)	952	919
		4,757
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 0.8%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (D)	$1,359	$1,364
Advance Auto Parts
7.000%, 08/01/2030 (D)	551	563
American Honda Finance MTN
4.550%, 04/10/2028	632	630
Flutter Treasury DAC
5.875%, 06/04/2031 (D)	492	483
Ford Motor
3.250%, 02/12/2032	369	323
Ford Motor Credit LLC
4.970%, 04/06/2029	1,060	1,049
Hyundai Capital America
6.100%, 09/21/2028 (D)	292	298
5.275%, 06/24/2027 (D)	94	95
LG Energy Solution
5.375%, 04/02/2030 (D)	979	977
Nissan Motor
4.345%, 09/17/2027 (D)	1,034	1,022
Sekisui House US
6.000%, 01/15/2043	340	306
Wynn Macau
5.625%, 08/26/2028 (D)	341	340
		7,450
Consumer Staples — 0.2%
Haleon US Capital LLC
4.875%, 08/21/2031	650	646
Imperial Brands Finance
4.500%, 06/30/2028 (D)	259	258
Philip Morris International
5.375%, 02/15/2033	606	611
		1,515
Energy — 0.6%
Baker Hughes Holdings LLC
4.350%, 06/15/2031	217	210
Ecopetrol
8.375%, 01/19/2036	360	381
5.875%, 11/02/2051	513	403
MPLX
5.400%, 09/15/2035	378	370
ONEOK
6.050%, 09/01/2033	271	279
5.400%, 10/15/2035	529	519
Petroleos Mexicanos
5.625%, 01/23/2046	837	654
Plains All American Pipeline
5.600%, 01/15/2036	576	568
QazaqGaz NC JSC
5.625%, 05/08/2036 (D)	277	271

SEI Institutional Investments Trust	367

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sunoco
5.625%, 03/15/2031 (D)	$337	$335
Targa Resources
6.050%, 05/15/2056	153	146
4.900%, 09/15/2030	112	111
4.350%, 01/15/2029	343	339
Var Energi
7.500%, 01/15/2028 (D)	276	285
Woodside Finance
6.000%, 05/19/2035	139	142
5.400%, 05/19/2030	87	88
		5,101

Financials — 1.8%
AIB Group
6.608%, SOFR + 2.330%, 09/13/2029 (B)(D)	308	318
AIB Group MTN
5.320%, SOFR + 1.650%, 05/15/2031 (B)(D)	589	591
Allianz
6.500%, H15T5Y + 2.233%(B)(D)(E)	200	199
Ally Financial
6.992%, SOFR + 3.260%, 06/13/2029 (B)	300	309
Athene Global Funding
5.583%, 01/09/2029 (D)	32	32
5.530%, 08/20/2031 (D)	76	76
5.033%, 07/17/2030 (D)	268	264
2.717%, 01/07/2029 (D)	80	75
1.985%, 08/19/2028 (D)	211	199
Aviation Capital Group LLC
1.950%, 09/20/2026 (D)	142	142
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	223
Banco Santander
6.921%, 08/08/2033	400	424
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/2030 (B)(D)	251	254
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (D)	350	348
Barclays PLC
5.335%, SOFR + 1.910%, 09/10/2035 (B)	296	287
BPCE
7.003%, SOFR + 2.590%, 10/19/2034 (B)(D)	586	623
6.508%, SOFR + 2.791%, 01/18/2035 (B)(D)	704	716
CaixaBank
6.037%, SOFR + 2.260%, 06/15/2035 (B)(D)	391	400
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
6.377%, SOFR + 2.860%, 06/08/2034 (B)	$470	$488
Citigroup
7.625%, H15T5Y + 3.211%(B)(E)	73	76
6.020%, SOFR + 1.830%, 01/24/2036 (B)	12	12
4.643%, SOFR + 1.143%, 05/07/2028 (B)	593	593
Credit Agricole
4.656%, SOFR + 1.170%, 01/12/2032 (B)(D)	303	294
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (B)(D)	272	268
Deutsche Bank NY
5.373%, SOFR + 1.210%, 01/10/2029 (B)	241	243
4.950%, SOFR + 1.300%, 08/04/2031 (B)	168	165
4.469%, SOFR + 1.100%, 12/10/2031 (B)	158	154
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(E)	296	295
HSBC Holdings PLC
7.399%, SOFR + 3.020%, 11/13/2034 (B)	762	830
Intesa Sanpaolo MTN
5.200%, H15T1Y + 0.950%, 06/29/2032 (B)(D)	411	406
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (B)(D)	200	194
Mitsubishi UFJ Financial Group
4.592%, H15T1Y + 0.780%, 04/18/2030 (B)	212	210
Morgan Stanley
4.555%, SOFRINDX + 0.960%, 04/10/2030 (B)	174	172
4.238%, SOFR + 0.800%, 01/09/2030 (B)	202	199
Morgan Stanley Bank
5.504%, SOFR + 0.865%, 05/26/2028 (B)	250	252
Nationwide Building Society
5.054%, SOFR + 1.100%, 07/14/2032 (B)(D)	679	668
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (B)	388	387
Principal Life Global Funding II
5.100%, 01/25/2029 (D)	439	441

368	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%, 09/22/2029 (B)		$577	$569
Societe Generale
2.889%, H15T1Y + 1.300%, 06/09/2032 (B)(D)		1,455	1,296
Standard Chartered
5.615%, TSFR3M + 1.772%(B)(D)(E)		400	392
5.545%, H15T1Y + 1.050%, 01/21/2029 (B)(D)		355	358
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(E)		600	570
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	198
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (B)		195	194
UBS
5.053%, SOFR + 0.960%, 08/07/2032 (B)		390	387
UBS Group
6.625%, USISSO05 + 3.240%(B)(D)(E)		326	326
UBS Group MTN
2.095%, H15T1Y + 1.000%, 02/11/2032 (B)(D)		275	240
			16,357
Health Care — 0.1%
HCA
5.000%, 05/15/2033		640	624
Organon & Co
2.875%, 04/30/2028	EUR	200	230
			854
Industrials — 0.3%
Axon Enterprise
6.125%, 03/15/2030 (D)		$310	315
Boeing
3.250%, 02/01/2028		296	290
Delta Air Lines
4.750%, 10/20/2028 (D)		338	337
ENA Master Trust
4.000%, 05/19/2048 (D)		266	214
Lima Metro Line 2 Finance
5.875%, 07/05/2034		169	172
4.350%, 04/05/2036		265	251
4.350%, 04/05/2036 (D)		164	155
Republic Services
4.750%, 07/15/2030		587	584
Westinghouse Air Brake Technologies
4.900%, 05/29/2030		601	598
			2,916
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.4%
Applied Materials
4.000%, 01/15/2031	$577	$556
Broadcom
4.300%, 01/15/2031	490	472
3.469%, 04/15/2034	1,020	875
Oracle
6.125%, 08/03/2065	546	432
5.950%, 09/26/2055	104	83
5.200%, 09/26/2035	133	119
4.375%, 05/15/2055	122	77
Salesforce
5.200%, 03/15/2033	323	319
TSMC Arizona
3.875%, 04/22/2027	345	344
		3,277
Materials — 0.1%
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (F)	263	151
Glencore Funding LLC
6.500%, 10/06/2033 (D)	327	347
5.338%, 04/04/2027 (D)	105	105
5.186%, 04/01/2030 (D)	53	53
4.907%, 04/01/2028 (D)	118	118
Sasol Financing USA LLC
8.750%, 04/10/2033 (D)	315	332
		1,106
Real Estate — 0.1%
GLP Capital
5.250%, 02/15/2033	466	449
GLP Capital LP / GLP Financing II
5.625%, 03/01/2036	617	588
Omega Healthcare Investors
5.200%, 07/01/2030	105	104
		1,141
Telecommunication Services — 0.1%
Beacon Point DC LLC
6.129%, 11/30/2042 (D)	197	187
NTT Finance
5.259%, 11/01/2033 (D)	336	329
		516
Utilities — 0.9%
Abu Dhabi National Energy PJSC
5.125%, 08/03/2031 (D)	924	922
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	275	259
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	108

SEI Institutional Investments Trust	369

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	$304	$319
6.050%, H15T5Y + 1.940%, 03/15/2056 (B)	167	163
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	513
4.950%, 04/01/2033	24	24
4.950%, 08/15/2035	18	17
4.850%, 04/01/2036	18	17
COX Asset Mexico
7.125%, 01/08/2032 (D)	308	309
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2043	314	246
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(E)	261	299
ENEL Finance International
5.000%, 09/30/2035 (D)	941	894
4.125%, 09/30/2028 (D)	244	241
Entergy Mississippi LLC
5.050%, 04/15/2036	113	108
Eversource Energy
6.100%, H15T5Y + 2.521%, 08/15/2056 (B)	109	108
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (D)	280	279
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	212	208
4.647%, 10/03/2030 (D)	398	391
Public Service of Colorado
5.150%, 09/15/2035	566	550
5.050%, 06/15/2036	274	263
Virginia Electric and Power
4.900%, 09/15/2035	490	467
Vistra Operations LLC
6.950%, 10/15/2033 (D)	415	441
4.300%, 07/15/2029 (D)	786	766
		7,912
Total Corporate Obligations
(Cost $53,388) ($ Thousands)		52,902

ASSET-BACKED SECURITIES — 2.8%
Automotive — 0.8%
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(D)	1	1
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(D)	208	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(D)	$60	$60
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(D)	–	–
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(D)	266	266
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(D)	14	14
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	589	591
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	485	488
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl A2
4.240%, 09/15/2028	677	677
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	15	15
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	30	30
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	410
CPS Auto Receivables Trust, Ser 2026-B, Cl A
4.350%, 02/15/2030(D)	296	296
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	1	1
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(D)	39	39
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	137	137
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	64	64
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(D)	356	357
Lendbuzz Securitization Trust, Ser 2025-2A, Cl A2
5.180%, 05/15/2030(D)	400	400
Lobel Automobile Receivables Trust, Ser 2026-1, Cl A
4.880%, 10/16/2028(D)	608	608
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(D)	695	696

370	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	$68	$63
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(D)	562	277
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(D)	914	365
United Auto Credit Securitization Trust, Ser 2026-1, Cl A
4.410%, 06/12/2028(D)	480	480
Veros Auto Receivables Trust, Ser 2026-2, Cl A
4.650%, 03/12/2029(D)	459	458
		7,000
Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(D)	958	958
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(D)	724	727
		1,685
Mortgage Related Securities — 0.7%
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 02/25/2061(D)(G)	736	723
Ellington Financial Mortgage Trust, Ser 2025-CES1, Cl A1A
4.914%, 12/25/2060(D)(G)	299	294
GS Mortgage-Backed Securities Trust, Ser 2026-CES1, Cl A1
4.899%, 05/25/2056(D)(G)	731	722
GS Mortgage-Backed Securities Trust, Ser 2026-CES2, Cl A1A
5.227%, 06/25/2056(D)(G)	427	422
JP Morgan Mortgage Trust, Ser 2025-CES7, Cl A1A
5.055%, 04/25/2056(D)(G)	815	806
JP Morgan Mortgage Trust, Ser 2026-CES1, Cl A1A
4.909%, 06/25/2056(D)(G)	623	614
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(D)(G)	806	797
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056(D)(G)	560	551
RCKT Mortgage Trust, Ser 2026-CES3, Cl A1A
5.144%, 03/25/2056(D)(G)	580	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Mortgage Asset Receivable Trust, Ser 2026-CES1, Cl A1A
4.876%, 01/25/2056(D)(G)	$754	$742
		6,244
Other Asset-Backed Securities — 1.1%
AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	680	649
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	117	107
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	8	8
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	768	751
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(D)	125	125
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(B)(D)	624	614
FIGRE Trust, Ser 2026-HE1, Cl A
4.982%, 01/25/2056(B)(D)	742	728
FIGRE Trust, Ser 2026-HE2, Cl A
5.049%, 01/25/2056(B)(D)	398	390
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	164	150
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	357	353
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	251	244
HPS Loan Management, Ser 2026-19A, Cl A1R
5.013%, TSFR3M + 1.260%, 04/15/2037(B)(D)	293	293
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	79	76
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	69	66
OCP CLO, Ser 2026-50A, Cl A1
4.825%, TSFR3M + 1.200%, 07/15/2039(B)(D)	565	566
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(D)	306	306
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(B)(D)	119	119
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(D)	115	116
Pagaya AI Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(D)	137	136

SEI Institutional Investments Trust	371

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Selection Trust, Ser 2026-5, Cl A1
4.756%, 08/16/2027(D)	$393	$393
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(D)	329	329
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	155	147
Towd Point Mortgage Trust, Ser 2026-CES2, Cl A1A
4.720%, 02/25/2066(D)(G)	949	930
Towd Point Mortgage Trust, Ser 2026-FIX1, Cl A1
4.980%, 12/25/2065(D)(G)	260	256
Upgrade Master Pass-Thru Trust, Ser 2026-ST1, Cl A
4.244%, 03/15/2034(D)	348	347
Upgrade Master Pass-Thru Trust, Ser 2026-ST4, Cl A
4.541%, 10/15/2035(D)	955	954
UPSTART Securitization Trust, Ser 2026-3, Cl A2
4.770%, 07/20/2036(D)	638	637
VFI ABS LLC, Ser 2025-1A, Cl A
4.780%, 06/24/2030(D)	379	379
		10,169
Total Asset-Backed Securities
(Cost $26,207) ($ Thousands)		25,098

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
3.870%, SOFR + 0.230%, 08/01/2028^(B)	1,300	1,302
3.765%, SOFR + 0.125%, 11/03/2027^(B)	800	801
3.730%, SOFR + 0.090%, 03/09/2028^(B)	900	900
3.725%, SOFR + 0.085%, 02/23/2028^(B)	500	500
3.695%, SOFR + 0.055%, 07/13/2027^(B)	1,000	1,000
FHLB
4.000%, 10/09/2026^	400	400
3.870%, SOFR + 0.230%, 07/14/2028^(B)	1,300	1,302
3.860%, SOFR + 0.220%, 07/23/2029^(B)	2,200	2,200
3.500%, 09/09/2027^	1,500	1,489
3.500%, 03/03/2028^	700	693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
3.860%, SOFR + 0.220%, 05/23/2028^(B)	$1,400	$1,403
3.780%, SOFR + 0.140%, 10/16/2026^(B)	800	800
3.780%, SOFR + 0.140%, 10/06/2027^(B)	1,500	1,501
FNMA
3.900%, SOFR + 0.260%, 11/05/2027^(B)	700	701
3.730%, SOFR + 0.090%, 02/02/2028^(B)	1,600	1,600
3.730%, SOFR + 0.090%, 05/08/2028^(B)	1,000	1,000
3.725%, SOFR + 0.085%, 03/06/2028^(B)	1,500	1,499
3.725%, SOFR + 0.085%, 06/08/2028^(B)	2,800	2,799
3.720%, SOFR + 0.080%, 12/22/2027^(B)	700	700

Total U.S. Government Agency Obligations
(Cost $22,599) ($ Thousands)		22,590

MORTGAGE-BACKED SECURITIES — 2.0%
Agency Mortgage-Backed Obligations — 0.0%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
2.249%, 05/15/2046(B)	432	35
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.399%, 06/15/2047(B)	663	57
FHLMC CMO, Ser 2017-4719, Cl JS, IO
2.399%, 09/15/2047(B)	490	44
FHLMC CMO, Ser 2020-4954, Cl SL, IO
2.292%, 02/25/2050(B)	656	56
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.342%, 06/25/2050(B)	1,353	113
FNMA CMO, Ser 2014-78, Cl SE, IO
2.342%, 12/25/2044(B)	441	37
FNMA CMO, Ser 2016-77, Cl DS, IO
2.242%, 10/25/2046(B)	444	36
FNMA CMO, Ser 2017-62, Cl AS, IO
2.392%, 08/25/2047(B)	558	49
GNMA CMO, Ser 2017-122, Cl SA, IO
2.433%, 08/20/2047(B)	453	44
		471
Non-Agency Mortgage-Backed Obligations — 2.0%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	26	16

372	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	$174	$80
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	65	42
AREIT Trust, Ser 2022-CRE6, Cl A
4.886%, SOFR30A + 1.250%, 01/20/2037(B)(D)	203	203
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.489%, TSFR1M + 1.850%, 08/15/2042(B)(D)	605	607
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.585%, TSFR1M + 1.946%, 04/15/2034(B)(D)	152	148
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.835%, TSFR1M + 2.196%, 04/15/2034(B)(D)	432	412
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	29
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	85	31
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	20
CLIP Trust, Ser 2026-NQM1, Cl A1
0.000%, 05/25/2071(B)(D)(H)	548	541
COLT Mortgage Loan Trust, Ser 2026-6, Cl A1
5.651%, 08/25/2071(B)(D)	676	675
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(D)	374	370
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.293%, SOFR30A + 1.650%, 12/25/2041(B)(D)	279	279
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.143%, SOFR30A + 3.500%, 03/25/2042(B)(D)	744	753
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.743%, SOFR30A + 3.100%, 03/25/2042(B)(D)	185	187
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.143%, SOFR30A + 2.500%, 04/25/2043(B)(D)	227	228

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.943%, SOFR30A + 2.300%, 05/25/2043(B)(D)	$429	$434
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.543%, SOFR30A + 1.900%, 06/25/2043(B)(D)	298	299
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.243%, SOFR30A + 1.600%, 03/25/2045(B)(D)	153	154
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
4.843%, SOFR30A + 1.200%, 07/25/2045(B)(D)	449	449
Connecticut Avenue Securities Trust, Ser 2026-R01, Cl 2M1
4.643%, SOFR30A + 1.000%, 01/25/2046(B)(D)	405	404
CROSS Mortgage Trust, Ser 2026-NQM10, Cl A1
5.609%, 09/25/2071(B)(D)	1,084	1,082
CROSS Mortgage Trust, Ser 2026-NQM9, Cl A1
5.726%, 08/25/2071(B)(D)	765	764
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.162%, TSFR1M + 0.494%, 12/25/2036(B)	123	36
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.643%, SOFR30A + 2.000%, 01/25/2051(B)(D)	6	6
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.293%, SOFR30A + 1.650%, 01/25/2034(B)(D)	28	28
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.143%, SOFR30A + 1.500%, 10/25/2041(B)(D)	633	633
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.443%, SOFR30A + 1.800%, 11/25/2041(B)(D)	908	909
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
5.993%, SOFR30A + 2.350%, 12/25/2041(B)(D)	635	638
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.943%, SOFR30A + 1.300%, 02/25/2042(B)(D)	17	18

SEI Institutional Investments Trust	373

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.593%, SOFR30A + 2.950%, 06/25/2042(B)(D)	$144	$146
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.143%, SOFR30A + 2.500%, 03/25/2052(B)(D)	87	87
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.745%, SOFR30A + 2.100%, 03/25/2043(B)(D)	217	219
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.643%, SOFR30A + 2.000%, 05/25/2043(B)(D)	251	251
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.143%, SOFR30A + 3.500%, 05/25/2043(B)(D)	1,327	1,374
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
4.843%, SOFR30A + 1.200%, 08/25/2044(B)(D)	201	201
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.743%, SOFR30A + 1.100%, 05/25/2045(B)(D)	149	149
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.843%, SOFR30A + 1.200%, 05/25/2045(B)(D)	48	48
FHLMC STACR REMIC Trust, Ser 2025-DNA3, Cl A1
4.593%, SOFR30A + 0.950%, 09/25/2045(B)(D)	566	564
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.386%, 08/10/2044(B)(D)	12	10
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2035	235	234
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.282%, TSFR1M + 0.614%, 03/25/2035(B)	15	12
JPMorgan Chase, Ser 2019-CL1, Cl M3
5.882%, TSFR1M + 2.214%, 04/25/2047(B)(D)	75	75
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	758	761
OBX Trust, Ser 2026-NQM10, Cl A1
5.425%, 06/25/2066(B)(D)	1,038	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2026-NQM11, Cl A1
5.592%, 06/25/2066(B)(D)	$415	$415
OBX Trust, Ser 2026-NQM6, Cl A1
5.063%, 04/26/2066(B)(D)	354	349
SG Residential Mortgage Trust, Ser 2026-3, Cl A1
5.188%, 04/25/2066(B)(D)	640	632
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.703%, 11/15/2049(B)	620	603
		17,637
Total Mortgage-Backed Securities
(Cost $19,073) ($ Thousands)		18,108

SOVEREIGN DEBT — 0.4%
Baiterek National Investment Holding JSC MTN
4.650%, 10/01/2030(D)	412	404
Colombia Government International Bond
6.500%, 01/21/2033	251	250
3.125%, 04/15/2031	213	188
Dominican Republic International Bond
4.875%, 09/23/2032	399	376
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(D)	298	297
Kuwait International Government Bond
5.039%, 07/29/2029(D)	791	792
Mexico Government International Bond
5.375%, 03/22/2033	346	335
Romanian Government International Bond
5.750%, 09/16/2030(D)	868	867

Total Sovereign Debt
(Cost $3,510) ($ Thousands)		3,509

	Shares
REGISTERED INVESTMENT COMPANY — 0.4%
Sprott Physical Uranium Trust *	152,000	3,052

Total Registered Investment Company

(Cost $2,693) ($ Thousands)		3,052

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡(I)	366	–
Blueprint Medicines Corp CVR *‡‡(I)	340	–
Holx CVR *‡‡(I)	1,877	–
Invest Industrial Advisor CVR *‡‡(I)	1,204	–
Mirati Therapeutics CVR *‡‡(I)	600	–

374	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Novartis AG CVR *‡‡(I)	1,600	$1
Pfizer Inc CVR *‡‡(I)	558	2
Walgreens Boots Alliance *‡‡	12,847	7
Total Rights
(Cost $—) ($ Thousands)		10

Total Investments in Securities — 99.5%
(Cost $756,692) ($ Thousands)		$889,571

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT— (2.3)%
Communication Services — (0.6)%
Charter Communications Inc, Cl A *	(4,068)	(620)
Clear Channel Outdoor Holdings Inc, Cl A *	(16,250)	(39)
DoubleVerify Holdings Inc *	(5,436)	(73)
EchoStar Corp, Cl A *	(5,362)	(464)
Entravision Communications Corp, Cl A	(3,440)	(27)
Fox Corp	(7,649)	(515)
Fox Corp, Cl B	(5,398)	(325)
John Wiley & Sons Inc, Cl A	(1,684)	(88)
Magnite Inc *	(5,626)	(132)
New York Times Co/The, Cl A	(5,739)	(386)
News Corp, Cl A	(15,375)	(472)
News Corp, Cl B	(5,572)	(192)
Nexstar Media Group Inc, Cl A	(1,113)	(203)
NIQ Global Intelligence PLC *	(2,258)	(43)
Omnicom Group Inc	(10,714)	(938)
PubMatic Inc, Cl A *	(2,001)	(33)
Scholastic Corp	(828)	(32)
Sinclair Inc	(1,835)	(26)
Sirius XM Holdings Inc	(7,206)	(203)
Stagwell Inc, Cl A *	(3,192)	(28)
Trade Desk Inc/The, Cl A *	(15,769)	(216)
USA TODAY Co Inc *	(6,277)	(39)
Versant Media Group Inc	(5,591)	(230)

		(5,324)
Energy — (0.0)%
Core Natural Resources Inc	(121)	(12)
Information Technology — (1.7)%
Advanced Micro Devices Inc *	(1,391)	(655)
Amphenol Corp, Cl A	(1,094)	(173)
Analog Devices Inc	(471)	(171)
Apple Inc	(13,243)	(4,196)
Applied Materials Inc	(671)	(308)
Arista Networks Inc *	(876)	(171)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Arrow Electronics Inc *	(116)	$(24)
Astera Labs Inc *	(167)	(50)
Broadcom Inc	(3,813)	(1,412)
CDW Corp/DE	(171)	(26)
Ciena Corp *	(132)	(51)
Cisco Systems Inc	(3,568)	(394)
Coherent Corp *	(191)	(53)
Corning Inc	(661)	(98)
Credo Technology Group Holding Ltd *	(203)	(46)
Dell Technologies Inc, Cl C	(285)	(130)
Entegris Inc	(255)	(34)
Everpure Inc, Cl A *	(381)	(35)
F5 Inc *	(52)	(21)
Fabrinet *	(8)	(3)
First Solar Inc *	(142)	(29)
Flex Ltd *	(334)	(36)
Hewlett Packard Enterprise Co	(1,387)	(72)
HP Inc	(657)	(20)
Intel Corp *	(3,660)	(328)
Jabil Inc	(68)	(21)
Keysight Technologies Inc *	(147)	(47)
KLA Corp	(1,140)	(200)
Lam Research Corp	(1,085)	(327)
Lumentum Holdings Inc *	(49)	(45)
MACOM Technology Solutions Holdings Inc *	(124)	(33)
Marvell Technology Inc	(785)	(166)
Microchip Technology Inc	(376)	(28)
Micron Technology Inc	(1,007)	(965)
MKS Inc	(88)	(23)
Monolithic Power Systems Inc	(37)	(47)
Motorola Solutions Inc	(133)	(65)
NetApp Inc	(123)	(23)
NVIDIA Corp	(19,202)	(4,239)
ON Semiconductor Corp *	(269)	(20)
Qnity Electronics Inc	(241)	(29)
QUALCOMM Inc	(911)	(155)
SanDisk Corp *	(124)	(194)
TD SYNNEX Corp	(137)	(35)
Teledyne Technologies Inc *	(42)	(26)
Teradyne Inc	(113)	(40)
Texas Instruments Inc	(832)	(217)
Western Digital Corp	(300)	(135)
Zebra Technologies Corp, Cl A *	(86)	(30)
		(15,646)

Total Common Stock Sold Short
(Proceeds $18,369) ($ Thousands)		(20,982)

Total Investments Sold Short — (2.3)%
(Proceeds $18,369) ($ Thousands)		$(20,982)

SEI Institutional Investments Trust	375

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	70	Sep-2026	$5,328	$5,369	$(68)
Brent Crude^	188	Sep-2026	15,564	17,012	1,448
Brent Crude^	22	Nov-2026	1,825	1,895	70
CA Carbon Allowance Vintage^	65	Dec-2026	2,021	2,186	165
CA Low Carbon Fuel^	67	Dec-2026	489	581	92
Copper^	82	Dec-2026	13,741	13,710	(31)
Corn^	671	Dec-2026	16,580	18,042	1,462
Cotton No. 2^	59	Dec-2026	2,463	2,748	285
Gasoline^	12	Sep-2026	1,483	1,551	68
Gasoline^	11	Oct-2026	1,296	1,335	39
Gold^	66	Dec-2026	28,249	29,577	1,328
Gold^	5	Dec-2026	226	224	(2)
KC HRW Wheat^	98	Dec-2026	3,837	4,106	269
Lean Hogs^	144	Oct-2026	4,672	4,820	148
Live Cattle^	24	Oct-2026	2,167	2,042	(125)
LME Copper^	28	Oct-2026	9,909	10,059	150
LME Nickel^	28	Oct-2026	2,828	2,819	(9)
LME Nickel^	11	Dec-2026	1,123	1,116	(7)
LME Primary Aluminum^	20	Sep-2026	1,660	1,622	(38)
LME Primary Aluminum^	42	Oct-2026	3,475	3,406	(69)
LME Zinc^	53	Dec-2026	4,829	5,124	295
Low Sulphur Gasoil^	73	Nov-2026	7,799	8,884	1,085
Low Sulphur Gasoil^	33	Oct-2026	3,776	4,236	460
Micro Silver^	3	Dec-2026	198	201	3
Mill Wheat^	102	Dec-2026	1,361	1,453	84
Natural Gas^	15	May-2027	443	440	(3)
Natural Gas^	60	Oct-2026	1,989	1,839	(150)
NY Harbor ULSD^	21	Oct-2026	3,549	3,750	201
NY Harbor ULSD^	10	Sep-2026	1,698	1,852	154
Palladium^	3	Dec-2026	407	414	7
Silver^	11	Dec-2026	3,477	3,683	206
Soybean^	168	Nov-2026	10,173	10,819	646
Soybean Meal^	85	Dec-2026	2,766	2,935	169
Soybean Oil^	36	Dec-2026	1,519	1,535	16
Soybean Oil^	8	Jan-2027	326	341	15
Sugar No. 11^	170	Sep-2026	3,172	3,391	219
Sugar No. 11^	96	Feb-2027	1,889	2,025	136
U.S. 2-Year Treasury Notes	206	Dec-2026	42,375	42,278	(97)
U.S. 5-Year Treasury Notes	339	Dec-2026	35,958	35,833	(125)
U.S. Ultra Long Treasury Bonds	4	Dec-2026	444	439	(5)
Wheat^	130	Dec-2026	4,574	5,031	457
WTI Crude Oil^	52	Oct-2026	4,209	4,371	162
WTI Crude Oil^	151	Sep-2026	12,225	12,950	725
			268,092	278,044	9,835
Short Contracts
Brent Crude^	(19)	Oct-2027	$(1,421)	$(1,452)	$(31)
Coffee C^	(3)	Dec-2026	(370)	(350)	20
Cotton No. 2^	(23)	Dec-2026	(973)	(1,071)	(98)
E-Mini S&P Select Sector Consumer Discretionary	(333)	Sep-2026	(79,233)	(78,561)	672
Feeder Cattle^	(3)	Oct-2026	(473)	(476)	(3)
LME Lead^	(59)	Dec-2026	(2,815)	(2,822)	(7)
MSCI EAFE Index	(50)	Sep-2026	(7,937)	(8,072)	(135)
NYMEX Cocoa^	(1)	Dec-2026	(59)	(68)	(9)
Platinum^	(18)	Oct-2026	(1,420)	(1,615)	(195)
S&P 500 Index E-Mini	(65)	Sep-2026	(24,395)	(25,021)	(626)
U.S. 10-Year Treasury Notes	(2)	Dec-2026	(217)	(215)	2
U.S. Long Treasury Bonds	(31)	Dec-2026	(3,397)	(3,367)	30

376	SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Notes	(109)	Dec-2026	$(11,942)	$(11,927)	$15
			(134,652)	(135,017)	(365)
			$133,440	$143,027	$9,470

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/11/26	EUR	122	USD	139	$(2)
Brown Brothers Harriman	10/09/26	AUD	257	USD	178	(6)
						$(8)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2026, is as follows:

Credit Default Swap - Buy Protection

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRAXX-AUSTRALIA.S45	1.00%	Quarterly	06/20/2031	$11,290	$(159)	$(66)	$(93)

Credit Default Swap - Sell Protection

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S46.V1-5Y	1.00%	Quarterly	06/20/2031	$11,290	$241	$175	$66

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	$18	$19	$(1)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	5	5	–
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	6	6	–
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	38	39	(1)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	459	433	26
1.9950%	SOFR	Annually	07/12/2027	USD	720	13	12	1
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	328	271	57
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	204	170	34
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,073	1,635	438
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	193	128	65
2.401%	CPI	Annually	07/15/2028	USD	82,145	5,255	–	5,255
						$8,592	$2,718	$5,874

SEI Institutional Investments Trust	377

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Multi-Asset Real Return Fund (Concluded)

Percentages are based on Net Assets of $894,035 ($ Thousands).

^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2026.

*	Non-income producing security.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short.

(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $69,982 ($ Thousands), representing 7.8% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.

(F)	Security is in default on interest payment.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(H)	No interest rate available.

(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

378	SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2026

Currency Abbreviations	Portfolio Abbreviations
AUD — Australian Dollar	ABS — Asset-Backed Security
BRL — Brazilian Real	ACES — Alternative Credit Enhancement Structure
CAD — Canadian Dollar	ACWI — All Country World Index
CLP — Chilean Peso	ADR — American Depositary Receipt
CHF — Swiss Franc	AGC — Assured Guaranty Corporation
CNH — Chinese Yuan Offshore	AGM— Assured Guaranty Municipal
CNY — Chinese Yuan Onshore	AID — Agency for International Development
COP — Colombian Peso	ARM — Adjustable Rate Mortgage
CZK — Czech Koruna	BOBL — Bundesobligationen (German Debt Issuance)
DKK — Danish Krone	BPS — Basis Points
DOP — Dominican Peso	BUBOR — Budapest Interbank Offered Rate
EGP — Egyptian Pound	BUND — German Fixed Interest Bond
EUR — Euro	BUXL — German Debt Agency Bond
GBP — British Pound Sterling	CDO — Collateralized Debt Obligation
GHS — Ghanaian Cedi	CETIP — Central of Custody and Financial Settlement of Securities
HKD — Hong Kong Dollar	Cl — Class
HUF — Hungarian Forint	CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
IDR — Indonesian Rupiah	CLO — Collateralized Loan Obligation
ILS — Israeli New Shekels	CMBX — Commercial Mortgage-Backed Index
INR — Indian Rupee	CMO — Collateralized Mortgage Obligation
JPY — Japanese Yen	COOVIBR — Colombia Overnight Interbank Reference Rate
KRW — Korean Won	CPI — Consumer Price Index
MXN — Mexican Peso	CVR — Contingent Value Rights
MYR — Malaysian Ringgit	DAC — Designated Activity Company
NGN — Nigerian Naira	EAFE — Europe, Australasia and Far East
NOK — Norwegian Krone	ESG — Environmental, Social and Governance
NZD — New Zealand Dollar	ETF — Exchange-Traded Fund
PEN — Peruvian Nuevo Sol	EURIBOR — Euro London Interbank Offered Rate
PHP— Philippine Peso	FBIL — Financial Benchmarks India Pvt. Ltd.
PLN — Polish Zloty	FEDEF — U.S. Federal Funds Effective Rate
RON — Romanian Leu	FFCB — Federal Farm Credit Bank
RSD — Serbian Dinar	FHLB — Federal Home Loan Bank
RUB — Russian Ruble	FHLMC — Federal Home Loan Mortgage Corporation
SEK — Swedish Krona	FNMA — Federal National Mortgage Association
SGD — Singapore Dollar	FREMF— Freddie Mac Multi-Family
THB — Thai Baht	FTSE— Financial Times Stock Exchange
TWD — Taiwan Dollar	GDR — Global Depositary Receipt
TRY — Turkish Lira	GMAC — General Motors Acceptance Corporation
UAH — Ukrainian Hryvnia	GNMA — Government National Mortgage Association
UGX — Ugandan Shilling	GO — General Obligation
USD — United States Dollar	H15T7Y — Harmonized Index of Consumer Prices
UYU — Uruguayan Peso	HRW — Hard Red Winter
ZAR — South African Rand	IBEX— Spanish Stock Exchange Index
ZMW — Zambian Kwacha	IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations
NATL— National Public Finance Guarantee Corporation

SEI Institutional Investments Trust	379

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

August 31, 2026

(Concluded)

NIBOR — Norwegian Interbank Offered Rate

NVDR — Non-Voting Depository Receipt

NYMEX — New York Mercantile Exchange

OIS — Overnight Index Swap

OMX — OM Stockholm 30 Dividend Point Index

OTC — Over The Counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PO — Principal Only

PRIBOR — Prague Interbank Offered Rate

Pty — Proprietary

QPSC — Qatari Joint-Stock Company

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv US IBOR Consumer Cash Fallback 1 Year

S&P — Standard & Poor's

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Custom SOFR Index

SPDR — Standard & Poor's Depository Receipt

SPI — Share Price Index

STACR — Structured Agency Credit Risk

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TELBOR — Tel Aviv Interbank Offer Rate

THOR — Thai Overnight Repurchase Rate

TOPIX — Tokyo Price Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

TSFR6M — Term Secured Overnight Financing Rate 6 Month

TSFR12M — Term Secured Overnight Financing Rate 12 Month

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Company

ULSD — Ultra-Low Sulfur Diesel

UMBS — Uniform Mortgage-Backed Securities

WIBOR— Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

380	SEI Institutional Investments Trust